UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21265

            Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                   Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:   April 30

Date of reporting period:   October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders October 31, 2020
PKW	Invesco BuyBack AchieversTM ETF
PFM	Invesco Dividend AchieversTM ETF
DJD	Invesco Dow Jones Industrial Average Dividend ETF
PGF	Invesco Financial Preferred ETF
PEY	Invesco High Yield Equity Dividend AchieversTM ETF
PID	Invesco International Dividend AchieversTM ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco BuyBack AchieversTM ETF (PKW)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Communication Services-4.19%
Altice USA, Inc., Class A(b)	75,504	$2,034,833
Charter Communications, Inc., Class A(b)	39,306	23,733,749
Sinclair Broadcast Group, Inc., Class A(c)	9,523	176,937
Yelp, Inc.(b)	13,943	274,259

		26,219,778

Consumer Discretionary-8.57%
Adtalem Global Education, Inc.(b)	9,952	233,275
American Eagle Outfitters, Inc.	31,866	436,883
American Public Education, Inc.(b)	2,839	80,259
AutoZone, Inc.(b)	4,481	5,058,959
Bed Bath & Beyond, Inc.(c)	24,430	483,714
BJ’s Restaurants, Inc.	4,274	120,570
Bloomin’ Brands, Inc.	16,794	234,780
Booking Holdings, Inc.(b)	7,855	12,744,737
Brunswick Corp.	15,186	967,500
Caleres, Inc.	7,273	55,857
CarMax, Inc.(b)	31,477	2,720,872
Carriage Services, Inc.	3,440	88,786
Chico’s FAS, Inc.	23,191	24,814
Children’s Place, Inc. (The)(c)	2,798	70,705
Citi Trends, Inc.	2,053	53,604
Conn’s, Inc.(b)	5,632	52,772
Cooper-Standard Holdings, Inc.(b)	3,247	50,945
Dave & Buster’s Entertainment, Inc.(c)	9,130	156,671
Denny’s Corp.(b)	12,221	109,500
Designer Brands, Inc., Class A	12,488	54,073
Dick’s Sporting Goods, Inc.	12,497	707,955
Dillard’s, Inc., Class A(c)	3,523	157,584
Dine Brands Global, Inc.	3,150	162,067
eBay, Inc.	134,259	6,394,756
El Pollo Loco Holdings, Inc.(b)	6,804	96,072
Express, Inc.(b)	12,506	7,641
Foot Locker, Inc.	20,026	738,559
GameStop Corp., Class A(b)(c)	12,500	130,875
Genesco, Inc.(b)	2,852	50,537
Gentherm, Inc.(b)	6,264	289,961
Guess?, Inc.	12,202	143,740
H&R Block, Inc.	37,004	638,689
Harley-Davidson, Inc.	29,397	966,573
Haverty Furniture Cos., Inc., (Acquired 01/31/2020; Cost $72,162)(d)	3,583	89,647
Hibbett Sports, Inc.(b)	3,174	120,009
Hilton Grand Vacations, Inc.(b)	16,321	336,213
Hyatt Hotels Corp., Class A	7,377	406,768
Jack in the Box, Inc.	4,350	348,261
Kirkland’s, Inc.(b)(c)	2,713	25,177
Kohl’s Corp.	30,266	644,363
Lear Corp.	11,499	1,389,194
MarineMax, Inc.(b)	4,154	124,537
Marriott Vacations Worldwide Corp.	7,876	760,822
Michaels Cos., Inc. (The)(b)	28,283	229,375
Newell Brands, Inc.	81,394	1,437,418
Nordstrom, Inc.(c)	30,146	364,767
O’Reilly Automotive, Inc.(b)	14,208	6,203,213
Planet Fitness, Inc., Class A(b)	15,348	909,676
Quotient Technology, Inc.(b)	17,351	154,424

	Shares	Value
Consumer Discretionary-(continued)
Qurate Retail, Inc., Class A	74,330	$503,214
Ralph Lauren Corp.	9,239	617,627
Regis Corp.(b)	6,912	38,292
RH(b)	3,743	1,254,766
SeaWorld Entertainment, Inc.(b)	15,014	330,608
Shoe Carnival, Inc.(c)	2,708	83,894
Sleep Number Corp.(b)	5,319	337,012
Stamps.com, Inc.(b)	3,372	752,765
Taylor Morrison Home Corp., Class A(b)	24,880	537,408
Urban Outfitters, Inc.(b)	18,759	419,076
Wolverine World Wide, Inc.	15,707	418,906
Wyndham Destinations, Inc.	16,354	533,631

		53,655,348

Consumer Staples-1.45%
Herbalife Nutrition Ltd.(b)	28,306	1,277,733
Ingredion, Inc.	12,850	910,937
Spectrum Brands Holdings, Inc.	8,260	469,746
Sprouts Farmers Market, Inc.(b)	22,625	431,006
USANA Health Sciences, Inc.(b)	4,032	305,021
Walgreens Boots Alliance, Inc.	166,110	5,654,384

		9,048,827

Energy-1.24%
Arch Resources, Inc.	2,904	88,717
Cabot Oil & Gas Corp.	76,460	1,360,223
CNX Resources Corp.(b)	43,072	417,798
CONSOL Energy, Inc.(b)	5,051	19,143
Delek US Holdings, Inc.	14,130	142,148
Devon Energy Corp.	73,433	655,757
Exterran Corp.(b)	6,429	27,195
Green Plains, Inc.(b)	6,845	103,359
Gulfport Energy Corp.(b)	31,041	7,946
HollyFrontier Corp.	31,080	575,291
Marathon Petroleum Corp.	124,824	3,682,308
Murphy Oil Corp.	29,465	227,470
Patterson-UTI Energy, Inc.	35,980	92,109
Peabody Energy Corp.	18,954	24,451
Southwestern Energy Co.(b)	116,152	310,126
US Silica Holdings, Inc.	14,311	38,926

		7,772,967

Financials-30.84%
Affiliated Managers Group, Inc.	8,930	673,054
Allstate Corp. (The)	59,912	5,317,190
Ally Financial, Inc.	71,714	1,913,330
Ameriprise Financial, Inc.	23,071	3,710,509
Apollo Investment Corp.	12,773	96,692
Assured Guaranty Ltd.	16,025	409,118
Athene Holding Ltd., Class A(b)	37,263	1,195,397
Atlantic Capital Bancshares, Inc.(b)	4,168	57,852
Bank of America Corp.	1,329,224	31,502,609
Bank of New York Mellon Corp. (The)	169,936	5,839,001
BankUnited, Inc.	17,726	447,581
Brighthouse Financial, Inc.(b)	17,845	590,669
Brightsphere Investment Group, Inc.	15,369	212,092
Charles Schwab Corp. (The)	247,202	10,162,474
CIT Group, Inc.	18,885	556,163
Citigroup, Inc.	399,367	16,541,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Citizens Financial Group, Inc.	81,879	$2,231,203
CNO Financial Group, Inc.	27,188	482,587
Comerica, Inc.	26,672	1,213,843
Curo Group Holdings Corp.	7,909	59,238
Discover Financial Services	58,781	3,821,353
Equitable Holdings, Inc.	86,211	1,852,674
First Citizens BancShares, Inc., Class A	1,690	781,963
First of Long Island Corp. (The)	4,588	70,793
Fulton Financial Corp.	31,091	341,690
Greenhill & Co., Inc.	3,643	47,104
Hanover Insurance Group, Inc. (The)	7,236	692,196
HCI Group, Inc.	1,530	71,879
HomeStreet, Inc.	4,356	135,341
Independent Bank Corp.	4,203	62,919
Investors Bancorp, Inc.	47,940	405,572
Jefferies Financial Group, Inc.	51,146	997,858
JPMorgan Chase & Co.	332,617	32,609,771
Kearny Financial Corp.	17,076	143,438
Lazard Ltd., Class A	20,139	678,080
Lincoln National Corp.	37,072	1,301,227
Loews Corp.	53,798	1,865,715
LPL Financial Holdings, Inc.	15,172	1,212,698
M&T Bank Corp.	24,608	2,548,897
MBIA, Inc.(b)	11,079	63,261
MetLife, Inc.	174,118	6,590,366
Morgan Stanley	302,473	14,564,075
Navient Corp.	37,201	297,980
PNC Financial Services Group, Inc. (The)	81,433	9,110,724
Radian Group, Inc.	36,746	659,591
Regional Management Corp.(b)	2,170	44,094
Regions Financial Corp.	184,190	2,449,727
Santander Consumer USA Holdings, Inc.	60,557	1,231,729
South State Corp.	13,605	835,347
Sterling Bancorp	37,307	499,168
Sterling Bancorp, Inc.	9,667	34,125
Stifel Financial Corp.	13,152	768,866
Synchrony Financial	111,983	2,801,815
Unum Group.	39,049	689,605
Voya Financial, Inc.	24,207	1,160,242
Waddell & Reed Financial, Inc., Class A	12,500	191,875
Waterstone Financial, Inc.	4,970	83,894
Wells Fargo & Co.	790,355	16,953,115
World Acceptance Corp.(b)(c)	1,424	119,602
Zions Bancorporation N.A.	31,457	1,015,117

		193,017,869

Health Care-11.50%
Allscripts Healthcare Solutions, Inc.(b)	31,263	315,131
Amgen, Inc.	112,355	24,374,294
Biogen, Inc.(b)	30,370	7,655,366
DaVita, Inc.(b)	23,403	2,018,509
Eagle Pharmaceuticals, Inc.(b)	2,610	121,417
Eli Lilly and Co.	183,481	23,936,931
Hologic, Inc.(b)	49,682	3,419,115
Ligand Pharmaceuticals, Inc.(b)(c)	3,084	254,276
McKesson Corp.	31,113	4,588,856
MEDNAX, Inc.(b)	16,394	209,023
PDL BioPharma, Inc.(b)	21,890	47,064
Premier, Inc., Class A	23,379	765,195

	Shares	Value
Health Care-(continued)
Universal Health Services, Inc., Class B	14,905	$1,632,843
Waters Corp.(b)	11,879	2,646,879

		71,984,899

Industrials-12.97%
ACCO Brands Corp.	18,121	95,498
Allison Transmission Holdings, Inc.	21,716	785,034
Apogee Enterprises, Inc.	5,056	120,788
Armstrong Flooring, Inc.(b)	4,191	12,405
CAI International, Inc.	3,374	88,905
Caterpillar, Inc.	103,878	16,314,040
CSX Corp.	146,761	11,585,313
Delta Air Lines, Inc.	122,338	3,748,436
Deluxe Corp.	8,030	172,163
GATX Corp.	6,714	458,432
Hawaiian Holdings, Inc.	8,824	122,212
HD Supply Holdings, Inc.(b)	31,112	1,240,124
Howmet Aerospace, Inc.	83,666	1,443,239
Jacobs Engineering Group, Inc.	24,978	2,372,910
JetBlue Airways Corp.(b)	52,270	625,672
Kforce, Inc.	4,210	146,087
Lincoln Electric Holdings, Inc.	11,388	1,159,526
Masco Corp.	50,170	2,689,112
Meritor, Inc.(b)	13,867	337,523
MRC Global, Inc.(b)	15,743	67,065
Pitney Bowes, Inc.	33,203	176,308
Regal Beloit Corp.	7,784	767,892
Rush Enterprises, Inc., Class A	8,013	287,186
Southwest Airlines Co.	113,156	4,473,057
Textron, Inc.	43,744	1,566,035
Trinity Industries, Inc.	22,763	428,855
Triton International Ltd. (Bermuda)	13,181	486,115
Union Pacific Corp.	130,223	23,074,213
United Airlines Holdings, Inc.(b)	55,820	1,890,065
United Rentals, Inc.(b)	13,827	2,465,216
WESCO International, Inc.(b)	9,600	395,904
XPO Logistics, Inc.(b)	17,519	1,576,710

		81,172,040

Information Technology-26.67%
Alliance Data Systems Corp.	9,153	471,746
Apple, Inc.	276,497	30,099,463
Arrow Electronics, Inc.(b)	14,893	1,160,016
Avnet, Inc.	18,949	467,472
Benchmark Electronics, Inc.	6,994	145,685
CDK Global, Inc.	23,345	1,006,170
Cisco Systems, Inc.	812,105	29,154,569
Cognizant Technology Solutions Corp., Class A	104,019	7,429,037
Dell Technologies, Inc., Class C(b)	49,985	3,012,096
DXC Technology Co.	48,763	898,214
FleetCor Technologies, Inc.(b)	16,124	3,561,953
Hewlett Packard Enterprise Co.	246,769	2,132,084
HP, Inc.	263,480	4,732,101
InterDigital, Inc.	5,910	330,842
Kulicke & Soffa Industries, Inc. (Singapore)	11,864	310,125
Lam Research Corp.	27,832	9,520,771
Leidos Holdings, Inc.	27,277	2,263,991
LiveRamp Holdings, Inc.(b)	12,637	835,179
MicroStrategy, Inc., Class A(b)	1,473	246,094
NetApp, Inc.	42,588	1,869,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Oracle Corp.	536,365	$30,095,440
Plexus Corp.(b)	5,610	390,119
Qorvo, Inc.(b)	21,914	2,790,967
QUALCOMM, Inc.	216,437	26,699,668
Teradyne, Inc.	31,850	2,798,023
Ubiquiti, Inc.	12,219	2,267,969
Western Union Co. (The)	78,844	1,532,727
Xerox Holdings Corp.	40,863	710,199

		166,931,907

Materials-1.89%
AdvanSix, Inc.(b)	5,377	81,838
Cabot Corp.	10,831	411,686
Celanese Corp.	22,692	2,575,769
CF Industries Holdings, Inc.	41,029	1,132,811
Cleveland-Cliffs, Inc.(c)	76,579	634,074
Domtar Corp.	10,588	252,841
Eagle Materials, Inc.	8,010	682,853
Element Solutions, Inc.(b)	47,751	559,642
Graphic Packaging Holding Co.	53,490	710,882
Huntsman Corp.	42,323	1,028,026
Louisiana-Pacific Corp.	21,544	615,728
Reliance Steel & Aluminum Co.	12,231	1,333,057
Steel Dynamics, Inc.	40,355	1,270,375
Worthington Industries, Inc.	10,483	515,868

		11,805,450

Real Estate-0.14%
Bluerock Residential Growth REIT, Inc.	4,693	40,641
CTO Realty Growth, Inc.	906	39,982
iStar, Inc.	14,415	170,097
SL Green Realty Corp.(c)	14,052	601,566

		852,286

	Shares	Value
Utilities-0.62%
Evergy, Inc.	43,513	$2,401,918
NRG Energy, Inc.	46,833	1,480,859

		3,882,777

Total Common Stocks & Other Equity Interests (Cost $702,638,391)		626,344,148

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $1,152,529)	1,152,529	1,152,529

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $703,790,920)		627,496,677

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.53%
Invesco Private Government Fund, 0.04%(e)(f)(g)	1,322,329	1,322,329
Invesco Private Prime Fund, 0.11%(e)(f)(g)	1,982,899	1,983,494

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,305,823)		3,305,823

TOTAL INVESTMENTS IN SECURITIES-100.79% (Cost $707,096,743)		630,802,500

OTHER ASSETS LESS LIABILITIES-(0.79)%		(4,933,086)

NET ASSETS-100.00%		$625,869,414

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,785,434	$(2,632,905)	$-	$-	$1,152,529	$21
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,204,318	11,384,578	(12,588,896)	-	-	-	287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,343,615	$22,589,909	$(28,611,195)	$-	$-	$1,322,329	$717	*
Invesco Private Prime Fund	-	7,142,496	(5,159,227)	-	225	1,983,494	599	*

Total	$8,547,933	$44,902,417	$(48,992,223)	$-	$225	$4,458,352	$1,624

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	30.84

Information Technology	26.67

Industrials	12.97

Health Care	11.50

Consumer Discretionary	8.57

Communication Services	4.19

Sector Types Each Less Than 3%	5.34

Money Market Funds Plus Other Assets Less Liabilities	(0.08)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.27%
AT&T, Inc.	286,569	$7,743,094
Comcast Corp., Class A	183,325	7,743,648
John Wiley & Sons, Inc., Class A	1,883	58,298
Omnicom Group, Inc.	8,615	406,628
Telephone & Data Systems, Inc.	4,296	73,032
Verizon Communications, Inc.	166,384	9,482,224

		25,506,924

Consumer Discretionary-8.85%
Aaron’s Holdings Co., Inc.	2,695	140,841
Best Buy Co., Inc.	10,383	1,158,224
Genuine Parts Co.	5,786	523,228
Hasbro, Inc.	5,496	454,629
Home Depot, Inc. (The)	43,260	11,537,875
Leggett & Platt, Inc.	5,307	221,461
Lowe’s Cos., Inc.	30,308	4,791,695
McDonald’s Corp.	29,942	6,377,646
Monro, Inc.	1,336	56,192
NIKE, Inc.,Class B	50,099	6,015,888
PetMed Express, Inc.(b)	813	24,049
Polaris, Inc.	2,461	223,606
Target Corp.	20,078	3,056,273
VF Corp.	15,629	1,050,269
Williams-Sonoma, Inc.	3,116	284,210
Wyndham Destinations, Inc.	3,415	111,431

		36,027,517

Consumer Staples-18.66%
Altria Group, Inc.	74,533	2,689,151
Andersons, Inc. (The)	1,325	28,739
Archer-Daniels-Midland Co.	22,285	1,030,458
Brown-Forman Corp., Class B	12,404	864,683
Bunge Ltd.	5,597	317,518
Casey’s General Stores, Inc.	1,477	248,978
Church & Dwight Co., Inc.	9,918	876,652
Clorox Co. (The)	5,058	1,048,270
Coca-Cola Co. (The)	172,769	8,303,278
Colgate-Palmolive Co.	34,387	2,712,790
Costco Wholesale Corp.	17,764	6,352,762
Flowers Foods, Inc.	8,488	200,147
Hershey Co. (The)	5,917	813,351
Hormel Foods Corp.	21,619	1,052,629
J&J Snack Foods Corp.	760	103,033
JM Smucker Co. (The)	4,578	513,652
Kellogg Co.	13,753	864,926
Kimberly-Clark Corp.	13,680	1,813,831
Kroger Co. (The)	31,196	1,004,823
Lancaster Colony Corp.	1,104	183,419
McCormick & Co., Inc.	4,970	897,135
Nu Skin Enterprises, Inc., Class A	2,056	101,464
PepsiCo, Inc.	55,690	7,422,920
Philip Morris International, Inc.	62,456	4,435,625
Procter & Gamble Co. (The)	100,057	13,717,815
Sysco Corp.	20,394	1,127,992
Tootsie Roll Industries, Inc.(b)	1,593	47,599
Universal Corp.	986	39,292
Walgreens Boots Alliance, Inc.	34,750	1,182,890

	Shares	Value
Consumer Staples-(continued)
Walmart, Inc.	113,804	$15,790,305
WD-40 Co.	548	133,372

		75,919,499

Energy-3.21%
Chevron Corp.	74,888	5,204,716
Enterprise Products Partners L.P.	87,670	1,452,692
Exxon Mobil Corp.	169,581	5,531,732
Holly Energy Partners L.P.	4,225	48,419
Magellan Midstream Partners L.P.	9,028	320,855
ONEOK, Inc.	17,817	516,693

		13,075,107

Financials-6.98%
1st Source Corp.	1,027	34,394
Aflac, Inc.	28,592	970,698
American Equity Investment Life Holding Co.	3,684	91,437
American Financial Group, Inc.	3,552	266,187
Ameriprise Financial, Inc.	4,828	776,487
Assurant, Inc.	2,395	297,866
AXIS Capital Holdings Ltd.	3,379	144,250
BancFirst Corp.	1,312	58,318
Bank of Marin Bancorp	545	16,426
Bank OZK	5,189	128,583
BlackRock, Inc.	6,113	3,662,971
BOK Financial Corp.	2,817	165,471
Brown & Brown, Inc.	11,340	493,403
Chubb Ltd.	18,104	2,351,891
Cincinnati Financial Corp.	6,447	456,061
Cohen & Steers, Inc.	1,916	107,890
Comerica, Inc.	5,574	253,673
Commerce Bancshares, Inc.(b)	4,471	278,320
Community Bank System, Inc.	2,149	124,621
Community Trust Bancorp, Inc.	718	22,847
Cullen/Frost Bankers, Inc.	2,513	176,588
Eaton Vance Corp.	4,573	273,420
Erie Indemnity Co., Class A	1,855	431,974
Evercore, Inc., Class A	1,629	129,571
FactSet Research Systems, Inc.	1,528	468,332
First Financial Corp.	550	19,096
First of Long Island Corp. (The)	953	14,705
Franklin Resources, Inc.	19,865	372,469
Globe Life, Inc.	4,276	346,741
Hanover Insurance Group, Inc. (The)	1,517	145,116
Horace Mann Educators Corp.	1,658	56,223
International Bancshares Corp.	2,535	70,169
Lazard Ltd., Class A	4,208	141,683
MarketAxess Holdings, Inc.	1,527	822,824
Marsh & McLennan Cos., Inc.	20,316	2,101,893
Mercury General Corp.	2,220	90,376
Moody’s Corp.	7,525	1,978,322
Northwest Bancshares, Inc.	5,129	54,726
Old Republic International Corp.	12,191	198,469
People’s United Financial, Inc.	17,037	181,785
Principal Financial Group, Inc.	11,010	431,812
Prosperity Bancshares, Inc.	3,721	205,064
Prudential Financial, Inc.	15,845	1,014,397
Raymond James Financial, Inc.	5,501	420,496
Reinsurance Group of America, Inc.	2,725	275,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
RenaissanceRe Holdings Ltd. (Bermuda)	2,050	$331,526
RLI Corp.	1,807	156,667
S&P Global, Inc.	9,664	3,118,863
SEI Investments Co.	5,872	288,609
Southside Bancshares, Inc.	1,326	35,749
Stock Yards Bancorp, Inc.	907	34,666
T. Rowe Price Group, Inc.	9,103	1,152,986
Tompkins Financial Corp.	597	33,426
Travelers Cos., Inc. (The)	10,155	1,225,810
UMB Financial Corp.	1,926	117,236
United Bankshares, Inc.	5,205	136,527
Unum Group.	8,167	144,229
W.R. Berkley Corp.	7,139	429,197
Westamerica Bancorporation	1,081	56,612

		28,385,427

Health Care-13.25%
Abbott Laboratories	71,215	7,485,409
AmerisourceBergen Corp.	8,189	786,717
Atrion Corp.	71	42,682
Becton, Dickinson and Co.	11,623	2,686,424
Bristol-Myers Squibb Co.	90,399	5,283,822
Cardinal Health, Inc.	11,732	537,208
Chemed Corp.	636	304,211
Ensign Group, Inc. (The)	2,158	126,977
Johnson & Johnson	105,797	14,505,827
McKesson Corp.	6,508	959,865
Medtronic PLC	54,074	5,438,222
National HealthCare Corp.	614	38,866
Perrigo Co. PLC	5,475	240,188
Stryker Corp.	15,066	3,043,483
UnitedHealth Group, Inc.	38,194	11,654,517
West Pharmaceutical Services, Inc.	2,964	806,415

		53,940,833

Industrials-14.55%
3M Co.	23,102	3,695,396
A.O. Smith Corp.	5,432	280,780
ABM Industries, Inc.	2,676	92,911
Applied Industrial Technologies, Inc.	1,556	94,994
Brady Corp., Class A	1,941	73,215
C.H. Robinson Worldwide, Inc.	5,410	478,406
Carlisle Cos., Inc.	2,189	271,151
Caterpillar, Inc.	21,718	3,410,812
Cintas Corp.	4,150	1,305,382
CSX Corp.	30,687	2,422,432
Cummins, Inc.	5,927	1,303,288
Donaldson Co., Inc.	5,055	240,112
Dover Corp.	5,774	639,240
Eaton Corp. PLC	16,043	1,665,103
Emerson Electric Co.	23,966	1,552,757
Expeditors International of Washington, Inc.	6,720	593,846
Fastenal Co.	23,009	994,679
FedEx Corp.	10,506	2,725,992
Franklin Electric Co., Inc.	1,855	110,799
General Dynamics Corp.	11,509	1,511,477
Gorman-Rupp Co. (The)	1,049	32,571
Graco, Inc.	6,683	413,678
Healthcare Services Group, Inc.	2,986	68,320
HEICO Corp.	2,174	228,379
Hillenbrand, Inc.	2,998	87,692

	Shares	Value
Industrials-(continued)
Hubbell, Inc.	2,176	$316,630
IDEX Corp.	3,028	515,941
Illinois Tool Works, Inc.	12,679	2,483,563
ITT, Inc.	3,469	209,909
J.B. Hunt Transport Services, Inc.	4,228	514,717
L3Harris Technologies, Inc.	8,675	1,397,629
Lennox International, Inc.	1,538	417,813
Lincoln Electric Holdings, Inc.	2,384	242,739
Lindsay Corp.	438	46,121
Lockheed Martin Corp.	11,213	3,926,008
Matthews International Corp., Class A	1,258	27,462
McGrath RentCorp.	970	55,368
MSA Safety, Inc.	1,562	206,059
MSC Industrial Direct Co., Inc., Class A	1,829	127,408
Nordson Corp.	2,310	446,823
Northrop Grumman Corp.	6,683	1,936,867
Raytheon Technologies Corp.	61,270	3,328,186
Regal Beloit Corp.	1,628	160,602
Republic Services, Inc.	12,769	1,125,843
Robert Half International, Inc.	4,600	233,174
Rockwell Automation, Inc.	4,652	1,103,082
Rollins, Inc.	13,147	760,554
Roper Technologies, Inc.	4,197	1,558,514
Ryder System, Inc.	2,160	106,402
Snap-on, Inc.	2,185	344,203
Stanley Black & Decker, Inc.	6,402	1,064,012
Tennant Co.	743	44,298
Toro Co. (The)	4,302	353,194
Union Pacific Corp.	27,226	4,824,175
United Parcel Service, Inc., Class B	28,357	4,455,168
W.W. Grainger, Inc.	2,150	752,543
Waste Management, Inc.	16,947	1,828,751

		59,207,170

Information Technology-15.74%
Accenture PLC, Class A	25,517	5,534,892
Analog Devices, Inc.	14,807	1,755,074
Automatic Data Processing, Inc.	17,247	2,724,336
Badger Meter, Inc.	1,166	85,514
Broadridge Financial Solutions, Inc.	4,621	635,850
Cass Information Systems, Inc.	577	22,630
International Business Machines Corp.	35,719	3,988,384
Jack Henry & Associates, Inc.	3,072	455,424
KLA Corp.	6,238	1,230,009
Microchip Technology, Inc.	10,126	1,064,040
Microsoft Corp.	75,312	15,248,421
Oracle Corp.	123,445	6,926,499
QUALCOMM, Inc.	45,254	5,582,533
Texas Instruments, Inc.	36,739	5,312,092
Visa, Inc., Class A	67,767	12,313,942
Xilinx, Inc.	9,802	1,163,399

		64,043,039

Materials-3.49%
Air Products and Chemicals, Inc.	8,857	2,446,657
Albemarle Corp.	4,270	398,007
AptarGroup, Inc.	2,582	294,580
Ashland Global Holdings, Inc.	2,427	169,332
Balchem Corp.	1,300	129,935
Celanese Corp.	4,742	538,264
Eastman Chemical Co.	5,431	439,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
Ecolab, Inc.	11,449	$2,101,922
H.B. Fuller Co.	2,072	93,758
Hawkins, Inc.	432	20,179
International Flavors & Fragrances, Inc.(b)	4,292	440,617
International Paper Co.	15,762	689,587
Nucor Corp.	12,108	578,278
PPG Industries, Inc.	9,460	1,227,151
Quaker Chemical Corp.	718	136,987
Royal Gold, Inc.	2,635	313,064
RPM International, Inc.	5,213	441,385
Scotts Miracle-Gro Co. (The)	2,235	335,362
Sensient Technologies Corp.	1,697	111,035
Sherwin-Williams Co. (The)	3,649	2,510,439
Silgan Holdings, Inc.	4,446	153,165
Sonoco Products Co.	4,029	196,978
Stepan Co.	897	104,447
Westlake Chemical Corp.	5,124	346,485

		14,216,656

Real Estate-1.55%
Digital Realty Trust, Inc.	10,786	1,556,420
Equity LifeStyle Properties, Inc.	7,309	432,620
Essex Property Trust, Inc.	2,620	536,026
Federal Realty Investment Trust	3,033	208,610
National Health Investors, Inc.	1,795	100,610
National Retail Properties, Inc.	6,957	222,693
Omega Healthcare Investors, Inc.	9,102	262,229
Realty Income Corp.	13,835	800,493
Simon Property Group, Inc.	12,271	770,741
UDR, Inc.	11,834	369,694
Universal Health Realty Income Trust	552	29,515
Ventas, Inc.	14,959	590,432
WP Carey, Inc.	6,972	436,517

		6,316,600

Utilities-7.40%
Alliant Energy Corp.	10,009	553,297
American Electric Power Co., Inc.	19,896	1,789,247
American States Water Co.	1,476	110,242
American Water Works Co., Inc.	7,264	1,093,305
Atmos Energy Corp.	4,947	453,491
Avista Corp.	2,725	90,524
Black Hills Corp.	2,515	142,500
Brookfield Infrastructure Partners L.P. (Canada)	11,774	505,105
California Water Service Group	1,979	88,204
CenterPoint Energy, Inc.	21,846	461,606
Chesapeake Utilities Corp.	658	63,964
CMS Energy Corp.	11,484	727,282
Consolidated Edison, Inc.	13,417	1,053,100
Dominion Energy, Inc.	33,699	2,707,378
DTE Energy Co.	7,726	953,543
Duke Energy Corp.	29,493	2,716,600
Edison International	15,168	850,015

	Shares	Value
Utilities-(continued)
Essential Utilities, Inc.	9,834	$405,161
Evergy, Inc.	9,096	502,099
Eversource Energy	13,743	1,199,352
MDU Resources Group, Inc.	8,040	191,030
MGE Energy, Inc.	1,448	94,149
Middlesex Water Co.	705	45,219
National Fuel Gas Co.	3,645	145,654
New Jersey Resources Corp.	3,847	112,255
NextEra Energy, Inc.	78,840	5,771,876
Northwest Natural Holding Co.	1,221	54,261
NorthWestern Corp.	2,025	105,563
OGE Energy Corp.	8,026	246,960
Portland General Electric Co.	3,589	141,048
PPL Corp.	30,832	847,880
SJW Group	1,143	69,369
South Jersey Industries, Inc.	4,037	77,793
Southern Co. (The)	42,357	2,433,410
Southwest Gas Holdings, Inc.	2,241	147,279
Spire, Inc.	2,069	115,947
UGI Corp.	8,352	270,104
WEC Energy Group, Inc.	12,651	1,272,058
Xcel Energy, Inc.	21,073	1,475,742
York Water Co. (The)	524	22,139

		30,105,751

Total Common Stocks & Other Equity Interests (Cost $327,709,053)		406,744,523

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $58,013)	58,013	58,013

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $327,767,066)		406,802,536

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.06%
Invesco Private Government Fund, 0.04%(c)(d)(e)	98,760	98,760
Invesco Private Prime Fund, 0.11%(c)(d)(e)	148,095	148,140

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $246,900)		246,900

TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $328,013,966)		407,049,436
OTHER ASSETS LESS LIABILITIES-(0.02)%		(82,593)

NET ASSETS-100.00%.		$406,966,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Ltd.	$ 121,585	$ 1,378	$ (95,611)	$292,422	$(319,774)	$ -	$2,196
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,338,793	(2,280,780)	-	-	58,013	2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	6,159,556	(6,159,556)	-	-	-	90
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,967,874	3,418,790	(5,287,904)	-	-	98,760	105	*
Invesco Private Prime Fund	-	787,711	(639,604)	-	33	148,140	68	*

Total	$2,089,459	$12,706,228	$(14,463,455)	$292,422	$(319,741)	$304,913	$2,461

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Consumer Staples	18.66

Information Technology	15.74

Industrials	14.55

Health Care	13.25

Consumer Discretionary	8.85

Utilities	7.40

Financials	6.98

Communication Services	6.27

Materials	3.49

Energy	3.21

Real Estate	1.55

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-5.47%
Verizon Communications, Inc.	72,986	$4,159,472

Consumer Discretionary-7.21%
Home Depot, Inc. (The)	8,017	2,138,214
McDonald’s Corp.	11,305	2,407,965
NIKE, Inc., Class B	7,784	934,703

		5,480,882

Consumer Staples-16.32%
Coca-Cola Co. (The)	68,193	3,277,356
Procter & Gamble Co. (The)	17,420	2,388,282
Walgreens Boots Alliance, Inc.	149,181	5,078,121
Walmart, Inc.	11,979	1,662,086

		12,405,845

Energy-7.61%
Chevron Corp.	83,289	5,788,585

Financials-14.38%
American Express Co.	17,242	1,573,160
Goldman Sachs Group, Inc. (The)	12,782	2,416,309
JPMorgan Chase & Co.	37,395	3,666,206
Travelers Cos., Inc. (The)	27,192	3,282,346

		10,938,021

Health Care-12.27%
Amgen, Inc.	10,932	2,371,588
Johnson & Johnson	18,753	2,571,224
Merck & Co., Inc.	35,647	2,681,011
UnitedHealth Group, Inc.	5,584	1,703,901

		9,327,724

	Shares	Value
Industrials-11.88%
3M Co.	22,832	$3,652,207
Caterpillar, Inc.	19,807	3,110,689
Honeywell International, Inc.	13,750	2,268,063

		9,030,959

Information Technology-16.99%
Apple, Inc.	5,950	647,717
Cisco Systems, Inc.	89,968	3,229,851
Intel Corp.	55,327	2,449,880
International Business Machines Corp.	45,765	5,110,120
Microsoft Corp.	4,648	941,081
Visa, Inc., Class A	2,957	537,316

		12,915,965

Materials-7.83%
Dow, Inc.	130,891	5,954,232

Total Common Stocks & Other Equity Interests (Cost $84,012,803)		76,001,685

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(b)(c) (Cost $52,982)	52,982	52,982

TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $84,065,785)		76,054,667
OTHER ASSETS LESS LIABILITIES-(0.03)%		(19,814)

NET ASSETS-100.00%		$76,034,853

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,097,832	$(1,044,850)	$-	$-	$52,982	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	106,166	2,334,214	(2,440,380)	-	-	-	53

Total	$106,166	$3,432,046	$(3,485,230)	$-	$-	$52,982	$57

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dow Jones Industrial Average Dividend ETF (DJD) – (continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Information Technology	16.99

Consumer Staples	16.32

Financials	14.38

Health Care	12.27

Industrials	11.88

Materials	7.83

Energy	7.61

Consumer Discretionary	7.21

Communication Services	5.47

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-100.00%
Banks-59.22%
Bank of America Corp.
Series NN, Pfd., 4.38%	180,000	$4,500,000
Series LL, Pfd., 5.00%	1,097,339	28,585,681
Series KK, Pfd., 5.38%	1,229,871	32,554,685
Series HH, Pfd., 5.88%(b)	786,770	21,156,245
Series EE, Pfd., 6.00%(b)	787,671	20,180,131
Series GG, Pfd., 6.00%	1,201,734	32,242,523
Series CC, Pfd., 6.20%	949,483	24,040,910
Citigroup, Inc.
Series S, Pfd., 6.30%	813,597	20,706,044
Series K, Pfd., 6.88%(c)	1,175,914	32,619,854
Series J, Pfd., 7.13%(b)(c)	748,514	21,167,976
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	400,720	10,138,216
Series D, Pfd., 6.35%(b)(c)	271,962	7,234,189
Fifth Third Bancorp
Series K, Pfd., 4.95%	231,490	6,060,408
Series I, Pfd., 6.63%(b)(c)	409,792	11,588,918
First Citizens BancShares, Inc., Series A, Pfd., 5.38%	280,284	7,520,020
First Republic Bank
Series K, Pfd., 4.13%(b)	422,479	10,633,796
Series J, Pfd., 4.70%(b)	365,463	9,516,657
Series I, Pfd., 5.50%	277,156	7,524,785
HSBC Holdings PLC, Series A, Pfd., 6.20% (United Kingdom)(b)	113,114	2,917,210
Huntington Bancshares, Inc., Series D, Pfd., 6.25%	543,934	13,935,589
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b)	786,823	20,882,282
Series DD, Pfd., 5.75%(b)	1,493,786	40,466,663
Series EE, Pfd., 6.00%(b)	1,590,722	43,506,247
Series AA, Pfd., 6.10%	1,238,481	31,321,184
Series BB, Pfd., 6.15%	981,083	24,899,887
KeyCorp
Series G, Pfd., 5.63%	392,873	10,627,215
Series F, Pfd., 5.65%	382,357	10,128,637
Series E, Pfd., 6.13%(b)(c)	458,507	12,961,993
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)(c)	227,190	6,163,665
PNC Financial Services Group, Inc. (The),
Series P, Pfd., 6.13%(c)	1,340,230	35,797,543
Regions Financial Corp.
Series C, Pfd., 5.70%(b)(c)	456,078	12,519,341
Series A, Pfd., 6.38%	449,231	11,518,283
Series B, Pfd., 6.38%(b)(c)	457,665	12,997,686
SVB Financial Group, Series A, Pfd., 5.25%(b)	327,699	8,513,620
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	320,663	8,263,486
Truist Financial Corp.
Series R, Pfd., 4.75%	810,427	21,144,040
Series F, Pfd., 5.20%(b)	415,613	10,564,882
Series G, Pfd., 5.20%	450,303	11,455,708
Series O, Pfd., 5.25%(b)	518,402	13,970,934
Series H, Pfd., 5.63%	453,789	11,875,658

	Shares	Value
Banks-(continued)
U.S. Bancorp
Series L, Pfd., 3.75%	208,000	$4,815,200
Pfd., 5.15%(b)	449,611	11,388,647
Series K, Pfd., 5.50%	543,689	14,685,040
Series F, Pfd., 6.50%(c)	1,023,534	27,297,652
Wells Fargo & Co.
Series AA, Pfd., 4.70%	145,000	3,581,500
Series Z, Pfd., 4.75%(b)	1,786,247	44,620,450
Series O, Pfd., 5.13%(b)	134,715	3,392,124
Pfd., 5.20%(b)	937,676	23,695,073
Series P, Pfd., 5.25%(b)	560,409	14,094,286
Series X, Pfd., 5.50%	1,065,737	27,144,321
Series Y, Pfd., 5.63%	625,526	16,207,379
Series W, Pfd., 5.70%	876,054	22,251,772
Series Q, Pfd., 5.85%(c)	1,512,714	39,164,165
Series V, Pfd., 6.00%	876,025	22,189,713
Series R, Pfd., 6.63%(c)	771,721	21,600,471

		980,530,584

Capital Markets-15.34%
Bank of New York Mellon Corp. (The), Pfd., 5.20%	512,113	13,028,155
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	689,114	17,848,053
Series C, Pfd., 6.00%	532,365	13,564,660
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)(c)	891,263	23,360,003
Series N, Pfd., 6.30%	605,578	15,835,865
Series K, Pfd., 6.38%(c)	626,422	17,402,003
KKR & Co., Inc., Series A, Pfd., 6.75%	317,399	8,277,766
Morgan Stanley
Series L, Pfd., 4.88%(b)	438,236	11,722,813
Series K, Pfd., 5.85%(c)	883,884	24,907,851
Series I, Pfd., 6.38%(b)(c)	875,391	24,738,550
Series F, Pfd., 6.88%(c)	745,621	20,832,651
Series E, Pfd., 7.13%(b)(c)	751,503	21,605,711
Northern Trust Corp., Series E, Pfd., 4.70%(b)	357,531	9,467,421
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	452,376	12,829,383
Series D, Pfd., 5.90%(c)	675,874	18,586,535

		254,007,420

Consumer Finance-5.65%
Capital One Financial Corp.
Series J, Pfd., 4.80%(b)	881,673	21,839,040
Series I, Pfd., 5.00%	1,052,640	26,473,896
Series G, Pfd., 5.20%(b)	413,518	10,569,520
Series H, Pfd., 6.00%	336,219	8,761,867
Series F, Pfd., 6.20%	342,285	8,711,154
Synchrony Financial, Series A, Pfd., 5.63%(b)	688,644	17,278,078

		93,633,555

Diversified Financial Services-2.04%
Equitable Holdings, Inc., Series A, Pfd., 5.25%(b)	744,571	18,830,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Diversified Financial Services-(continued)
PartnerRe Ltd., Series H, Pfd., 7.25% (Bermuda)	267,587	$6,992,048
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	279,504	7,935,118

		33,757,367

Insurance-16.69%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	269,432	7,142,642
Series H, Pfd., 5.10%	1,030,651	27,600,834
Series G, Pfd., 5.63%	514,650	14,235,219
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	362,446	9,024,905
Series B, Pfd., 6.63%(c)	269,924	7,034,219
American International Group, Inc., Series A, Pfd., 5.85%	444,959	12,058,389
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	400,659	10,212,798
Series F, Pfd., 5.45%	293,326	7,655,809
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	224,611	5,736,565
Pfd., 5.63% (Bermuda)	227,561	5,700,403
Pfd., 5.95% (Bermuda)(c)	248,148	6,498,996
Athene Holding Ltd.
Series B, Pfd., 5.63%(b)	307,255	7,905,671
Series A, Pfd., 6.35%(c)	776,811	20,802,999
Series C, Pfd., 6.38%(c)	529,969	14,256,166
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	492,731	12,554,786
Brighthouse Financial, Inc.
Series A, Pfd., 6.60%	399,787	10,598,353
Series B, Pfd., 6.75%	342,027	9,344,178
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	366,766	9,763,311
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	319,820	8,785,455
MetLife, Inc.
Series F, Pfd., 4.75%(b)	887,488	23,305,435
Series E, Pfd., 5.63%	720,256	19,432,507

	Shares	Value
Insurance-(continued)
Prudential PLC
Pfd., 6.50% (United Kingdom)	320,229	$8,607,756
Pfd., 6.75% (United Kingdom)(b)	214,158	5,565,966
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b)	250,984	6,327,307
Series F, Pfd., 5.75% (Bermuda)	232,031	6,253,235

		276,403,904

Thrifts & Mortgage Finance-0.75%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	475,930	12,340,865

Trading Companies & Distributors-0.31%
Air Lease Corp., Series A, Pfd., 6.15%(c)	226,313	5,191,620

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,622,164,271)		1,655,865,315

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.69%
Invesco Private Government Fund, 0.04%(d)(e)(f)	4,544,947	4,544,947
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,827,072	6,829,120

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,374,067)		11,374,067

TOTAL INVESTMENTS IN SECURITIES-100.69% (Cost $1,633,538,338)		1,667,239,382
OTHER ASSETS LESS LIABILITIES-(0.69)%		(11,369,216)

NET ASSETS-100.00%		$1,655,870,166

Investment Abbreviations:

Pfd. -Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,104,522	$(6,104,522)	$-	$-	$-	$26
Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,370,877	56,260,781	(67,631,658)	-	-	-	2,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,115,317	$103,969,151	$(114,539,521)	$-	$-	$4,544,947	$2,264	*
Invesco Private Prime Fund	-	30,786,711	(23,958,291)	-	700	6,829,120	2,079	*

Total	$26,486,194	$197,121,165	$(212,233,992)	$-	$700	$11,374,067	$7,088

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Banks	59.22

Insurance	16.69

Capital Markets	15.34

Consumer Finance	5.65

Industry Types Each Less Than 3%	3.10

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Air Freight & Logistics-0.91%
United Parcel Service, Inc., Class B	35,658	$5,602,228

Banks-8.90%
Bank OZK	437,162	10,832,874
Comerica, Inc.	380,972	17,338,036
People’s United Financial, Inc.	1,408,380	15,027,415
United Bankshares, Inc.	448,524	11,764,784

		54,963,109

Capital Markets-3.87%
Franklin Resources, Inc.	531,930	9,973,687
Lazard Ltd., Class A	413,286	13,915,340

		23,889,027

Chemicals-1.52%
Eastman Chemical Co.	116,391	9,409,048

Containers & Packaging-2.64%
International Paper Co.	372,865	16,312,844

Diversified Telecommunication Services-3.98%
AT&T, Inc.	557,362	15,059,921
Verizon Communications, Inc.	167,559	9,549,188

		24,609,109

Electric Utilities-10.28%
Duke Energy Corp.	140,864	12,974,983
Edison International	219,368	12,293,383
OGE Energy Corp.	365,371	11,242,466
PPL Corp.	518,719	14,264,772
Southern Co. (The)	221,454	12,722,532

		63,498,136

Food & Staples Retailing-1.68%
Walgreens Boots Alliance, Inc.	304,572	10,367,631

Food Products-4.49%
Archer-Daniels-Midland Co.	170,787	7,897,191
Bunge Ltd.	229,939	13,044,439
Kellogg Co.	108,494	6,823,188

		27,764,818

Gas Utilities-4.46%
National Fuel Gas Co.	201,024	8,032,919
South Jersey Industries, Inc.	571,819	11,018,952
UGI Corp.	262,892	8,501,928

		27,553,799

Health Care Providers & Services-1.33%
Cardinal Health, Inc.	179,157	8,203,599

Hotels, Restaurants & Leisure-2.86%
Wyndham Destinations, Inc.	540,942	17,650,938

Household Durables-1.54%
Leggett & Platt, Inc.	227,746	9,503,841

	Shares	Value
Industrial Conglomerates-1.36%
3M Co.	52,670	$8,425,093

Insurance-9.67%
Mercury General Corp.	277,432	11,294,257
Old Republic International Corp.	696,643	11,341,348
Principal Financial Group, Inc.	277,279	10,874,882
Prudential Financial, Inc.	206,433	13,215,841
Unum Group	736,018	12,998,078

		59,724,406

IT Services-1.85%
International Business Machines Corp.	102,287	11,421,366

Media-3.26%
John Wiley & Sons, Inc., Class A	325,451	10,075,963
Omnicom Group, Inc.	212,637	10,036,466

		20,112,429

Metals & Mining-1.44%
Nucor Corp.	186,114	8,888,805

Multi-Utilities-6.99%
Avista Corp.	282,212	9,375,082
CenterPoint Energy, Inc.	521,245	11,013,907
Consolidated Edison, Inc.	142,685	11,199,346
Dominion Energy, Inc.	144,468	11,606,559

		43,194,894

Oil, Gas & Consumable Fuels-8.94%
Chevron Corp.	171,870	11,944,965
Exxon Mobil Corp.	521,986	17,027,183
ONEOK, Inc.	904,250	26,223,250

		55,195,398

Personal Products-1.28%
Nu Skin Enterprises, Inc., Class A	160,093	7,900,590

Road & Rail-2.55%
Ryder System, Inc.	320,403	15,783,052

Thrifts & Mortgage Finance-2.79%
Northwest Bancshares, Inc.	1,617,877	17,262,748

Tobacco-6.97%
Altria Group, Inc.	420,215	15,161,357
Philip Morris International, Inc.	175,893	12,491,921
Universal Corp.	387,271	15,432,749

		43,086,027

Trading Companies & Distributors-4.25%
MSC Industrial Direct Co., Inc., Class A	377,070	26,266,696

TOTAL INVESTMENTS IN SECURITIES-99.81% (Cost $667,327,822)		616,589,631
OTHER ASSETS LESS LIABILITIES-0.19%		1,156,364

NET ASSETS-100.00%		$617,745,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Ltd.	$14,366,075	$-	$(11,153,997)	$14,797,760	$(18,009,838)	$-	$258,323
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,209,861	(4,209,861)	-	-	-	10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	40,130	15,995,015	(16,035,145)	-	-	-	229
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,705,063	11,314,071	(26,019,134)	-	-	-	114	*
Invesco Private Prime Fund	-	121,983	(121,983)	-	-	-	1	*

Total	$29,111,268	$31,640,930	$(57,540,120)	$14,797,760	$(18,009,838)	$-	$258,677

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Electric Utilities	10.28

Insurance	9.67

Oil, Gas & Consumable Fuels	8.94

Banks	8.90

Multi-Utilities	6.99

Tobacco	6.97

Food Products	4.49

Gas Utilities	4.46

Trading Companies & Distributors	4.25

Diversified Telecommunication Services	3.98

Capital Markets	3.87

Media	3.26

Industry Types Each Less Than 3%	23.75

Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Dividend AchieversTM ETF (PID)

October 31, 2020

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Bermuda-4.64%
Hoegh LNG Partners L.P.(a)	1,821,845	$21,188,057

Brazil-2.15%
Banco Bradesco S.A., ADR	2,809,457	9,833,100

Canada-54.73%
Algonquin Power & Utilities Corp.(b)	712,394	10,792,769
Bank of Montreal(b)	183,002	10,883,129
Bank of Nova Scotia (The)	337,576	14,029,659
BCE, Inc.	306,563	12,329,964
Brookfield Asset Management, Inc., Class A	96,379	2,870,167
Brookfield Infrastructure Partners L.P.	236,685	10,153,786
Brookfield Renewable Partners L.P.	195,616	10,612,168
Canadian Imperial Bank of Commerce(b)	160,507	11,977,032
Canadian National Railway Co.	35,846	3,564,885
Canadian Natural Resources Ltd.	715,837	11,417,600
Enbridge, Inc.	541,516	14,924,181
Fortis, Inc.(b)	209,305	8,267,548
Franco-Nevada Corp.	10,477	1,430,634
Imperial Oil Ltd.(b)	574,706	7,660,831
Magna International, Inc.	156,253	7,986,091
Manulife Financial Corp.	879,284	11,940,677
Methanex Corp.	532,096	15,787,288
Open Text Corp.	79,729	2,928,446
Pembina Pipeline Corp.(b)	709,210	14,843,765
Ritchie Bros. Auctioneers, Inc.	56,419	3,420,684
Royal Bank of Canada	129,006	9,029,130
Stantec, Inc.	98,533	2,828,882
Sun Life Financial, Inc.	221,488	8,819,652
Suncor Energy, Inc.	1,041,034	11,753,274
TC Energy Corp.	249,496	9,845,112
TELUS Corp.(b)	599,590	10,258,985
Toronto-Dominion Bank (The)	214,766	9,499,100

		249,855,439

Colombia-1.89%
Bancolombia S.A., ADR	337,754	8,609,349

France-1.55%
Sanofi, ADR	156,745	7,100,549

Germany-1.13%
Fresenius Medical Care AG& Co. KGaA, ADR(b)	93,827	3,587,006
SAP SE, ADR	14,891	1,590,806

		5,177,812

Greece-3.45%
GasLog Partners L.P.(a)	4,903,823	15,741,272

India-1.25%
Infosys Ltd., ADR	353,892	5,050,039
Reliance Industries Ltd., GDR(c)	12,177	668,517

		5,718,556

Mexico-1.44%
America Movil S.A.B. de C.V., Class L, ADR	550,324	6,559,862

Netherlands-0.35%
ASML Holding N.V., New York Shares	4,415	1,594,742

	Shares	Value
Peru-3.06%
Credicorp Ltd.	121,880	$13,977,198

Russia-4.63%
Novolipetsk Steel PJSC, GDR(c)	909,995	21,148,284

Switzerland-3.85%
ABB Ltd., ADR(b)	299,441	7,273,422
Logitech International S.A.(b)	30,831	2,609,844
Novartis AG, ADR	98,337	7,678,153

		17,561,419

Taiwan-1.09%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,177	4,963,175

United Kingdom-8.45%
Diageo PLC, ADR	46,622	6,069,252
Linde PLC	14,183	3,125,082
National Grid PLC, ADR(b)	227,547	13,527,669
Prudential PLC, ADR(b)	141,599	3,459,264
RELX PLC, ADR	263,675	5,202,308
Unilever N.V., New York Shares(b)	127,399	7,205,687

		38,589,262

United States-5.95%
Amdocs Ltd.	76,814	4,330,773
Brookfield Property Partners L.P.	1,644,341	22,839,897

		27,170,670

Total Common Stocks & Other Equity Interests (Cost $505,617,800)		454,788,746

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(a)(d) (Cost $34,547)	34,547	34,547

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $505,652,347)		454,823,293

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.13%
Invesco Private Government Fund, 0.04%(a)(d)(e)	15,674,262	15,674,262
Invesco Private Prime Fund, 0.11%(a)(d)(e)	26,007,694	26,015,496

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,689,758)		41,689,758

TOTAL INVESTMENTS IN SECURITIES-108.75% (Cost $547,342,105)		496,513,051
OTHER ASSETS LESS LIABILITIES-(8.75)%		(39,968,660)

NET ASSETS-100.00%		$456,544,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2020

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,241,118	$(3,206,571)	$-	$-	$34,547	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	311,171	12,893,632	(13,204,803)	-	-	-	104
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,685,697	287,254,172	(321,265,607)	-	-	15,674,262	6,704	*
Invesco Private Prime Fund	-	116,321,680	(90,307,424)	-	1,240	26,015,496	5,978	*
Investments in Other Affiliates:
GasLog Partners L.P.	41,528,579	4,343,422	(13,848,942)	(7,855,222)	(8,426,565)	15,741,272	-
Hoegh LNG Partners L.P.	23,976,524	3,330,898	(5,927,061)	944,157	(1,136,461)	21,188,057	2,500,939

Total	$115,501,971	$427,384,922	$(447,760,408)	$(6,911,065)	$(9,561,786)	$78,653,634	$2,513,726

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2020 was $21,816,801, which represented 4.78% of the Fund’s Net Assets.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	25.17

Energy	23.68

Utilities	11.68

Materials	9.08

Communication Services	6.39

Information Technology	5.05

Real Estate	5.00

Industrials	4.89

Health Care	4.01

Sector Types Each Less Than 3%	4.66

Money Market Funds Plus Other Assets Less Liabilities	0.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

					Invesco	Invesco
	Invesco	Invesco	Invesco Dow Jones	Invesco	High Yield	International
	BuyBack	Dividend	Industrial Average	Financial	Equity Dividend	Dividend
	AchieversTM	AchieversTM	Dividend ETF	Preferred	AchieversTM	AchieversTM
	ETF (PKW)	ETF (PFM)	ETF (DJD)	ETF (PGF)	ETF (PEY)	ETF (PID)
Assets:
Unaffiliated investments in securities, at value(a)	$626,344,148	$406,744,523	$76,001,685	$1,655,865,315	$616,589,631	$417,859,417
Affiliated investments in securities, at value	4,458,352	304,913	52,982	11,374,067	-	78,653,634
Cash	7,517	-	-	-	-	101,533
Foreign currencies, at value	-	-	-	-	-	229
Receivable for:
Dividends	1,008,586	645,477	120,780	4,936,405	2,241,989	1,905,984
Securities lending	11,029	168	-	42,653	8	23,778
Investments sold	7,385,421	40,492	-	13,261,985	2,950,016	-
Investments sold - affiliated broker	6,462,527	-	-	-	-	-
Fund shares sold	-	-	-	5,570,093	-	-
Foreign tax reclaims	-	-	-	-	-	466,889
Other assets	-	-	-	3,048	-	-

Total assets	645,677,580	407,735,573	76,175,447	1,691,053,566	621,781,644	499,011,464

Liabilities:
Due to custodian	-	-	-	13,431,629	224,102	-
Payable for:
Investments purchased	-	-	120,504	5,563,254	-	-
Investments purchased -affiliated broker	6,528,718	-	15,337	-	-	-
Collateral upon return of securities loaned	3,305,823	246,900	-	11,374,067	-	41,689,758
Fund shares repurchased	8,856,521	-	-	2,792,357	2,955,679	-
Accrued unitary management fees	-	-	4,753	-	-	-
Accrued advisory fees	280,732	143,230	-	700,221	216,850	162,553
Accrued trustees’ and officer’s fees	149,109	66,258	-	208,407	89,052	129,665
Accrued expenses	687,263	312,342	-	1,113,465	549,966	485,097

Total liabilities	19,808,166	768,730	140,594	35,183,400	4,035,649	42,467,073

Net Assets	$625,869,414	$406,966,843	$76,034,853	$1,655,870,166	$617,745,995	$456,544,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities–(continued)

October 31, 2020

(Unaudited)

					Invesco	Invesco
	Invesco	Invesco	Invesco Dow Jones	Invesco	High Yield	International
	BuyBack	Dividend	Industrial Average	Financial	Equity Dividend	Dividend
	AchieversTM	AchieversTM	Dividend ETF	Preferred	AchieversTM	AchieversTM
	ETF (PKW)	ETF (PFM)	ETF (DJD)	ETF (PGF)	ETF (PEY)	ETF (PID)
Net assets consist of:
Shares of beneficial interest	$1,084,933,007	$340,534,172	$82,602,678	$1,652,394,912	$848,013,205	$935,739,894
Distributable earnings (loss)	(459,063,593)	66,432,671	(6,567,825)	3,475,254	(230,267,210)	(479,195,503)

Net Assets	$625,869,414	$406,966,843	$76,034,853	$1,655,870,166	$617,745,995	$456,544,391

Shares outstanding (unlimited amount authorized, $0.01 par value)	10,600,000	13,750,000	2,300,000	88,950,000	41,800,000	35,950,000
Net asset value	$59.04	$29.60	$33.06	$18.62	$14.78	$12.70

Market price	$58.91	$29.55	$33.06	$18.58	$14.77	$12.64

Unaffiliated investments in securities, at cost	$702,638,391	$327,709,053	$84,012,803	$1,622,164,271	$667,327,822	$451,160,340

Affiliated investments in securities, at cost	$4,458,352	$304,913	$52,982	$11,374,067	$-	$96,181,765

Foreign currencies, at cost	$-	$-	$-	$-	$-	$229

(a) Includes securities on loan with an aggregate value of:	$3,191,220	$240,310	$-	$11,019,305	$-	$40,453,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

					Invesco	Invesco
	Invesco	Invesco	Invesco Dow Jones	Invesco	High Yield	International
	BuyBack	Dividend	Industrial Average	Financial	Equity Dividend	Dividend
	AchieversTM	AchieversTM	Dividend ETF	Preferred	AchieversTM	AchieversTM
	ETF (PKW)	ETF (PFM)	ETF (DJD)	ETF (PGF)	ETF (PEY)	ETF (PID)
Investment income:
Unaffiliated dividend income	$8,187,422	$4,863,815	$1,914,268	$44,877,905	$16,020,649	$11,508,241
Affiliated dividend income	308	2,288	57	2,745	258,562	105
Securities lending income	28,113	4,125	-	373,982	720	242,456
Foreign withholding tax	-	(11)	-	-	-	(1,186,971)

Total investment income	8,215,843	4,870,217	1,914,325	45,254,632	16,279,931	10,563,831

Expenses:
Unitary management fees	-	-	33,924	-	-	-
Advisory fees	1,726,614	743,474	-	3,864,653	1,280,639	996,783
Sub-licensing fees	345,320	185,867	-	730,409	320,157	249,193
Accounting & administration fees	53,332	20,274	-	57,071	36,383	34,743
Custodian & transfer agent fees	4,757	2,756	-	4,750	4,920	23,852
Trustees’ and officer’s fees	38,005	18,968	-	55,558	25,747	33,069
Other expenses	74,538	29,512	-	78,070	50,297	66,892

Total expenses	2,242,566	1,000,851	33,924	4,790,511	1,718,143	1,404,532

Less: Waivers	(858)	(297)	(134)	(5,615)	(843)	(313)

Net expenses	2,241,708	1,000,554	33,790	4,784,896	1,717,300	1,404,219

Net investment income	5,974,135	3,869,663	1,880,535	40,469,736	14,562,631	9,159,612

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,422,613	(549,540)	(4,908,789)	(3,689,172)	(64,041,400)	(9,578,986)
Affiliated investment securities	225	(319,741)	-	700	(18,005,277)	(9,561,786)
Unaffiliated in-kind redemptions	823,755	1,358,309	7,236,764	1,614,507	1,833,798	8,764,028
Affiliated in-kind redemptions	-	-	-	-	(4,561)	-
Foreign currencies	-	-	-	-	-	10,194

Net realized gain (loss)	2,246,593	489,028	2,327,975	(2,073,965)	(80,217,440)	(10,366,550)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	56,612,697	26,024,885	(879,206)	45,273,723	91,771,361	43,974,386
Affiliated investment securities	-	292,422	-	-	14,797,760	(6,911,065)
Foreign currencies	-	-	-	-	-	(2,119)

Change in net unrealized appreciation (depreciation)	56,612,697	26,317,307	(879,206)	45,273,723	106,569,121	37,061,202

Net realized and unrealized gain	58,859,290	26,806,335	1,448,769	43,199,758	26,351,681	26,694,652

Net increase in net assets resulting from operations	$64,833,425	$30,675,998	$3,329,304	$83,669,494	$40,914,312	$35,854,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco BuyBack		Invesco Dividend
	AchieversTM ETF (PKW)		AchieversTM ETF (PFM)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31,	April 30,	October 31,	April 30,
	2020	2020	2020	2020
Operations:
Net investment income	$5,974,135	$18,412,965	$3,869,663	$6,432,979
Net realized gain (loss)	2,246,593	35,681,111	489,028	16,772,909
Change in net unrealized appreciation (depreciation)	56,612,697	(230,427,722)	26,317,307	(26,238,561)

Net increase (decrease) in net assets resulting from operations	64,833,425	(176,333,646)	30,675,998	(3,032,673)

Distributions to Shareholders from:
Distributable earnings	(6,561,257)	(19,077,680)	(3,737,737)	(6,842,429)

Shareholder Transactions:
Proceeds from shares sold	8,737,397	701,919,893	76,155,807	68,172,876
Value of shares repurchased	(159,470,930)	(1,101,581,340)	(2,906,932)	(50,993,065)

Net increase (decrease) in net assets resulting from share transactions	(150,733,533)	(399,661,447)	73,248,875	17,179,811

Net increase (decrease) in net assets	(92,461,365)	(595,072,773)	100,187,136	7,304,709

Net assets:
Beginning of period	718,330,779	1,313,403,552	306,779,707	299,474,998

End of period	$625,869,414	$718,330,779	$406,966,843	$306,779,707

Changes in Shares Outstanding:
Shares sold	150,000	10,500,000	2,600,000	2,550,000
Shares repurchased	(2,750,000)	(17,950,000)	(100,000)	(1,800,000)
Shares outstanding, beginning of period	13,200,000	20,650,000	11,250,000	10,500,000

Shares outstanding, end of period	10,600,000	13,200,000	13,750,000	11,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dow Jones
Industrial Average		Invesco Financial		Invesco High Yield Equity Dividend		Invesco International Dividend
Dividend ETF (DJD)		Preferred ETF (PGF)		AchieversTM ETF (PEY)		AchieversTM ETF (PID)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,
2020	2020	2020	2020	2020	2020	2020	2020

$1,880,535	$2,387,528	$40,469,736	$77,096,509	$14,562,631	$36,322,730	$9,159,612	$27,727,993
2,327,975	1,024,704	(2,073,965)	(11,377,401)	(80,217,440)	(16,535,218)	(10,366,550)	(58,077,642)
(879,206)	(9,513,066)	45,273,723	(28,448,156)	106,569,121	(190,957,626)	37,061,202	(134,061,829)

3,329,304	(6,100,834)	83,669,494	37,270,952	40,914,312	(171,170,114)	35,854,264	(164,411,478)

(1,908,345)	(2,239,884)	(38,557,088)	(78,034,495)	(15,771,979)	(36,486,586)	(11,363,593)	(32,779,007)

34,580,820	93,984,096	176,289,547	349,431,093	2,235,904	237,468,388	-	98,426,346
(76,075,105)	(43,502,678)	(28,121,400)	(231,851,412)	(40,569,820)	(233,097,748)	(78,198,619)	(157,266,596)

(41,494,285)	50,481,418	148,168,147	117,579,681	(38,333,916)	4,370,640	(78,198,619)	(58,840,250)

(40,073,326)	42,140,700	193,280,553	76,816,138	(13,191,583)	(203,286,060)	(53,707,948)	(256,030,735)

116,108,179	73,967,479	1,462,589,613	1,385,773,475	630,937,578	834,223,638	510,252,339	766,283,074

$76,034,853	$116,108,179	$1,655,870,166	$1,462,589,613	$617,745,995	$630,937,578	$456,544,391	$510,252,339

1,000,000	2,750,000	9,450,000	18,850,000	150,000	12,950,000	-	5,900,000
(2,200,000)	(1,250,000)	(1,550,000)	(13,400,000)	(2,750,000)	(14,250,000)	(6,150,000)	(10,400,000)
3,500,000	2,000,000	81,050,000	75,600,000	44,400,000	45,700,000	42,100,000	46,600,000

2,300,000	3,500,000	88,950,000	81,050,000	41,800,000	44,400,000	35,950,000	42,100,000

25

Financial Highlights

Invesco BuyBack AchieversTM ETF (PKW)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$54.42		$63.60	$56.93	$52.20	$45.67	$48.78

Net investment income(a)	0.51		1.01	0.73	0.55	0.51	0.56
Net realized and unrealized gain (loss) on investments	4.67		(9.13)	6.67	4.64	6.70	(3.08)

Total from investment operations	5.18		(8.12)	7.40	5.19	7.21	(2.52)

Distributions to shareholders from:
Net investment income	(0.56)		(1.06)	(0.73)	(0.46)	(0.68)	(0.59)

Net asset value at end of period	$59.04		$54.42	$63.60	$56.93	$52.20	$45.67

Market price at end of period(b)	$58.91		$54.45	$63.62	$56.95	$52.19	$45.65

Net Asset Value Total Return(c)	9.54%		(12.81)%	13.16%	9.95%	15.92%	(5.18)%
Market Price Total Return(c)	9.24%		(12.79)%	13.16%	10.02%	15.96%	(5.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$625,869		$718,331	$1,313,404	$1,312,224	$1,362,381	$1,639,434
Ratio to average net assets of:
Expenses	0.65	%(d)	0.62%	0.62%	0.63%	0.63%	0.63	%(e)
Net investment income	1.73	%(d)	1.60%	1.25%	0.99%	1.05%	1.21%
Portfolio turnover rate(f)	4%		56%	76%	66%	57%	53%

(a)	Based on average shares outstanding.

(b)	The mean between the last bid and ask prices.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights–(continued)

Invesco Dividend AchieversTM ETF (PFM)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.27		$28.52	$25.22	$23.96	$21.75	$21.42

Net investment income(a)	0.31		0.61	0.59	0.54	0.50	0.49
Net realized and unrealized gain (loss) on investments	2.32		(1.20)	3.29	1.24	2.25	0.33

Total from investment operations	2.63		(0.59)	3.88	1.78	2.75	0.82

Distributions to shareholders from:
Net investment income	(0.30)		(0.66)	(0.58)	(0.52)	(0.54)	(0.49)

Net asset value at end of period	$29.60		$27.27	$28.52	$25.22	$23.96	$21.75

Market price at end of period(b)	$29.55		$27.31	$28.52	$25.24	$23.99	$21.75

Net Asset Value Total Return(c)	9.68%		(2.04)%	15.63%	7.42%	12.80%	3.98%
Market Price Total Return(c)	9.34%		(1.89)%	15.53%	7.37%	12.94%	4.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$406,967		$306,780	$299,475	$285,010	$313,895	$287,052
Ratio to average net assets of:
Expenses	0.54	%(d)	0.53%	0.54%	0.55%	0.55%	0.55%
Net investment income	2.08	%(d)	2.13%	2.22%	2.15%	2.17%	2.35%
Portfolio turnover rate(e)	4%		20%	13%	5%	6%	7%

(a)	Based on average shares outstanding.

(b)	The mean between the last bid and ask prices.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights–(continued)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Six Months Ended October 31, 2020		Years Ended April 30,			Eight Months Ended April 30,		Year Ended August 31,	For the Period December 16, 2015(a) Through August 31,
	(Unaudited)		2020		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period.	$33.17		$36.98		$33.32	$31.07		$27.55	$25.35

Net investment income(b)	0.67		1.10		0.91	0.49		0.83	0.53
Net realized and unrealized gain (loss) on investments	(0.05)		(3.80)		3.74	2.37		3.55	2.05

Total from investment operations	0.62		(2.70)		4.65	2.86		4.38	2.58

Distributions to shareholders from:
Net investment income	(0.73)		(1.11)		(0.99)	(0.53)		(0.86)	(0.38)
Net realized gains	-		-		-	(0.08)		-	-

Total distributions	(0.73)		(1.11)		(0.99)	(0.61)		(0.86)	(0.38)

Net asset value at end of period	$33.06		$33.17		$36.98	$33.32		$31.07	$27.55

Market price at end of period	$33.06	(c)	$33.21	(c)	$37.02 (c)	$33.35	(c)	$31.10	$27.52

Net Asset Value Total Return(d)	1.82%		(7.33)%		14.24%	9.23%		16.13%	10.27%
Market Price Total Return(d)	1.71%		(7.32)%		14.25%	9.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,035		$116,108		$73,967	$14,994		$10,875	$2,755
Ratio to average net assets of:
Expenses, after Waivers	0.07	%(e)	0.08	%(f)	0.09%	0.30	%(e)	0.30%	0.30	%(e)
Expenses, prior to Waivers	0.07	%(e)	0.08	%(f)	0.10%	0.30	%(e)	0.30%	0.30	%(e)
Net investment income	3.88	%(e)	3.04	%(f)	2.62%	2.25	%(e)	2.80%	2.86	%(e)
Portfolio turnover rate(g)	39%		14%		20%	19%		3%	0%

(a)	Commencement of investment operations.

(b)	Based on average shares outstanding.

(c)	The mean between the last bid and ask prices.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.

(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco Financial Preferred ETF (PGF)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$18.05		$18.33	$18.32	$18.87	$18.80	$18.45

Net investment income(a)	0.49		0.94	0.97	0.99	1.03	1.06
Net realized and unrealized gain (loss) on investments	0.54		(0.27)	0.05	(0.53)	0.07	0.36

Total from investment operations	1.03		0.67	1.02	0.46	1.10	1.42

Distributions to shareholders from:
Net investment income	(0.46)		(0.95)	(1.01)	(1.01)	(1.03)	(1.07)

Net asset value at end of period	$18.62		$18.05	$18.33	$18.32	$18.87	$18.80

Market price at end of period(b)	$18.58		$18.07	$18.35	$18.31	$18.87	$18.83

Net Asset Value Total Return(c)	5.78%		3.78%	5.79%	2.43%	6.06%	8.01%
Market Price Total Return(c)	5.44%		3.77%	5.97%	2.37%	5.89%	8.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,655,870		$1,462,590	$1,385,773	$1,565,028	$1,672,911	$1,636,378
Ratio to average net assets of:
Expenses	0.62	%(d)	0.61%	0.62%	0.63%	0.63%	0.63%
Net investment income	5.24	%(d)	5.10%	5.35%	5.26%	5.48%	5.76%
Portfolio turnover rate(e)	5%		31%	21%	5%	8%	13%

(a)	Based on average shares outstanding.

(b)	The mean between the last bid and ask prices.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$14.21		$18.25	$17.12	$17.01	$14.90	$13.45

Net investment income(a)	0.33		0.75	0.63	0.62	0.52	0.48
Net realized and unrealized gain (loss) on investments	0.60		(4.03)	1.17	0.14	2.12	1.46

Total from investment operations.	0.93		(3.28)	1.80	0.76	2.64	1.94

Distributions to shareholders from:
Net investment income	(0.36)		(0.76)	(0.67)	(0.65)	(0.53)	(0.49)

Net asset value at end of period	$14.78		$14.21	$18.25	$17.12	$17.01	$14.90

Market price at end of period(b)	$14.77		$14.24	$18.26	$17.12	$17.02	$14.91

Net Asset Value Total Return(c)	6.65%		(18.57)%	10.79%	4.48%	17.95%	14.92%
Market Price Total Return(c)	6.35%		(18.44)%	10.86%	4.42%	17.94%	14.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$617,746		$630,938	$834,224	$763,400	$984,725	$737,783
Ratio to average net assets of:
Expenses	0.54	%(d)	0.52%	0.53%	0.54%	0.54%	0.54%
Net investment income	4.55	%(d)	4.30%	3.58%	3.63%	3.23%	3.62%
Portfolio turnover rate(e)	38%		51%	50%	38%	49%	59%

(a)	Based on average shares outstanding.

(b)	The mean between the last bid and ask prices.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco International Dividend AchieversTM ETF (PID)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$12.12		$16.44	$15.92	$15.09	$14.66	$18.42

Net investment income(a)	0.24		0.61	0.58	0.56	0.44	0.56
Net realized and unrealized gain (loss) on investments	0.63		(4.20)	0.48	0.87	0.56	(3.78)

Total from investment operations.	0.87		(3.59)	1.06	1.43	1.00	(3.22)

Distributions to shareholders from:
Net investment income	(0.29)		(0.73)	(0.54)	(0.60)	(0.57)	(0.54)

Net asset value at end of period	$12.70		$12.12	$16.44	$15.92	$15.09	$14.66

Market price at end of period(b)	$12.64		$12.07	$16.45	$15.91	$15.09	$14.65

Net Asset Value Total Return(c)	7.24%		(22.71)%	6.99%	9.57%	7.12%	(17.53)%
Market Price Total Return(c)	7.18%		(23.07)%	7.13%	9.50%	7.19%	(17.63)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$456,544		$510,252	$766,283	$862,878	$811,780	$701,684
Ratio to average net assets of:
Expenses	0.56	%(d)	0.53%	0.54%	0.55%	0.56%	0.58%
Net investment income	3.67	%(d)	3.92%	3.70%	3.52%	3.01%	3.62%
Portfolio turnover rate(e)	35%		45%	47%	55%	61%	61%

(a)	Based on average shares outstanding.

(b)	The mean between the last bid and ask prices.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BuyBack AchieversTM ETF (PKW)	“BuyBack AchieversTM ETF”

Invesco Dividend AchieversTM ETF (PFM)	“Dividend AchieversTM ETF”

Invesco Dow Jones Industrial Average Dividend ETF (DJD)	“Dow Jones Industrial Average Dividend ETF”

Invesco Financial Preferred ETF (PGF)	“Financial Preferred ETF”

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	“High Yield Equity Dividend AchieversTM ETF”

Invesco International Dividend AchieversTM ETF (PID)	“International Dividend AchieversTM ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index
Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted
Financial Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.  Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.  Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payment of interest and principal. The values of junk bond often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding

34

Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Risk. Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and to the extent certain Funds become non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net

35

of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

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Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to

37

the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for BuyBack Achievers™ ETF and Financial Preferred ETF) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2022. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2022. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past the due date. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM ETF	$858

Dividend AchieversTM ETF	297

Dow Jones Industrial Average Dividend ETF	134

Financial Preferred ETF	5,615

High Yield Equity Dividend AchieversTM ETF	843

International Dividend AchieversTM ETF	313

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the six-month period ended October 31, 2020, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

BuyBack AchieversTM ETF	Nasdaq, Inc.

Dividend AchieversTM ETF	Nasdaq, Inc.

Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC

Financial Preferred ETF	Wells Fargo & Company

High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.

International Dividend AchieversTM ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

38

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

BuyBack AchieversTM ETF	$3,821

Dividend AchieversTM ETF	2,444

Dow Jones Industrial Average Dividend ETF	5,904

High Yield Equity Dividend AchieversTM ETF	14,646

International Dividend AchieversTM ETF	9,469

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended October 31, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
BuyBack AchieversTM ETF	$421,109	$69,559	$(17,281)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2020, for each Fund (except for Dow Jones Industrial Average Dividend ETF and High Yield Equity Dividend Achievers™ ETF). As of October 31, 2020, all of the securities in Dow Jones Industrial Average Dividend ETF and High Yield Equity Dividend Achievers™ ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$626,344,148	$-	$-	$626,344,148
Money Market Funds	1,152,529	3,305,823	-	4,458,352

Total Investments	$627,496,677	$3,305,823	$-	$630,802,500

39

	Level 1	Level 2	Level 3	Total
Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$406,744,523	$-	$-	$406,744,523
Money Market Funds	58,013	246,900	-	304,913

Total Investments	$406,802,536	$246,900	$-	$407,049,436

Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,655,865,315	$-	$-	$1,655,865,315
Money Market Funds	-	11,374,067	-	11,374,067

Total Investments	$1,655,865,315	$11,374,067	$-	$1,667,239,382

International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$454,788,746	$-	$-	$454,788,746
Money Market Funds	34,547	41,689,758	-	41,724,305

Total Investments	$454,823,293	$41,689,758	$-	$496,513,051

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BuyBack AchieversTM ETF	$266,993,695	$107,337,684	$374,331,379

Dividend AchieversTM ETF	185,003	4,218,650	4,403,653

Dow Jones Industrial Average Dividend ETF	380,315	418,221	798,536

Financial Preferred ETF	4,014,953	22,513,808	26,528,761

High Yield Equity Dividend AchieversTM ETF	7,929,772	72,927,512	80,857,284

International Dividend AchieversTM ETF	170,915,232	233,405,792	404,321,024

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BuyBack AchieversTM ETF	$28,980,954	$30,340,516

Dividend AchieversTM ETF	15,822,522	15,068,050

Dow Jones Industrial Average Dividend ETF	37,377,759	36,809,183

Financial Preferred ETF	89,000,245	73,544,170

High Yield Equity Dividend AchieversTM ETF	240,834,706	241,412,700

International Dividend AchieversTM ETF	171,901,673	175,114,219

40

For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered

BuyBack AchieversTM ETF	$8,723,658	$157,880,569

Dividend AchieversTM ETF	76,092,643	3,559,290

Dow Jones Industrial Average Dividend ETF	34,502,662	76,553,656

Financial Preferred ETF	173,801,715	27,930,424

High Yield Equity Dividend AchieversTM ETF	2,228,243	40,505,459

International Dividend AchieversTM ETF	-	76,136,573

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses)for federal income tax purposes. At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BuyBack AchieversTM ETF	$52,019,305	$(140,148,276)	$(88,128,971)	$718,931,471

Dividend AchieversTM ETF	92,901,596	(21,913,758)	70,987,838	336,061,598

Dow Jones Industrial Average Dividend ETF	1,694,037	(10,032,671)	(8,338,634)	84,393,301

Financial Preferred ETF	41,610,719	(11,304,014)	30,306,705	1,636,932,677

High Yield Equity Dividend AchieversTM ETF	33,314,040	(101,241,642)	(67,927,602)	684,517,233

International Dividend AchieversTM ETF	29,508,403	(95,405,188)	(65,896,785)	562,409,836

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

41

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

42

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Dow Jones Industrial Average Dividend ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Dow Jones Industrial Average Dividend ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BuyBack AchieversTM ETF (PKW)

Actual	$1,000.00	$1,095.40	0.65%	$3.43

Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

Invesco Dividend AchieversTM ETF (PFM)

Actual	1,000.00	1,096.80	0.54	2.85

Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

Actual	1,000.00	1,018.20	0.07	0.36

Hypothetical (5% return before expenses)	1,000.00	1,024.85	0.07	0.36

Invesco Financial Preferred ETF (PGF)

Actual	1,000.00	1,057.80	0.62	3.22

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

Actual	1,000.00	1,066.50	0.54	2.81

Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75

43

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco International Dividend AchieversTM ETF (PID)

Actual	$1,000.00	$1,072.40	0.56%	$2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

44

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2020 PWC Invesco Dynamic Market ETF PRF Invesco FTSE RAFI US 1000 ETF PRFZ Invesco FTSE RAFI US 1500 Small-Mid ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Dynamic Market ETF (PWC)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-10.32%
Electronic Arts, Inc.(b)	35,183	$4,215,979
Shenandoah Telecommunications Co.	26,068	1,137,086
Telephone & Data Systems, Inc.	60,106	1,021,802
United States Cellular Corp.(b)	38,590	1,123,741
Verizon Communications, Inc.	83,929	4,783,114

		12,281,722

Consumer Discretionary-13.72%
Aaron’s Holdings Co., Inc.	8,965	468,511
Asbury Automotive Group, Inc.(b)	4,919	506,558
AutoNation, Inc.(b)	8,938	507,053
Big Lots, Inc.	9,161	436,063
Core-Mark Holding Co., Inc.	15,075	412,301
Dollar General Corp.	14,784	3,085,569
eBay, Inc.	52,863	2,517,865
Green Brick Partners, Inc.(b)	34,110	610,228
MarineMax, Inc.(b)	17,130	513,557
Pool Corp.	8,842	3,093,197
PulteGroup, Inc.	65,064	2,652,009
Rent-A-Center, Inc.	15,932	492,299
TopBuild Corp.(b)	3,291	504,214
Vista Outdoor, Inc.(b)	26,331	520,564

		16,319,988

Consumer Staples-6.93%
Central Garden & Pet Co.(b)	10,636	414,379
Conagra Brands, Inc.	11,456	401,991
Kimberly-Clark Corp.	19,905	2,639,204
Kroger Co. (The)	12,283	395,635
Nu Skin Enterprises, Inc., Class A	9,428	465,272
Sprouts Farmers Market, Inc.(b)	18,096	344,729
USANA Health Sciences, Inc.(b)	5,630	425,909
Walmart, Inc.	22,756	3,157,395

		8,244,514

Energy-2.57%
Cactus, Inc., Class A	10,465	177,905
Cheniere Energy Partners, L.P.	31,232	1,125,913
Cheniere Energy, Inc.(b)	21,495	1,028,966
Cosan Ltd., Class A (Brazil)	13,049	179,163
Nordic American Tankers Ltd.(c)	57,948	168,629
Renewable Energy Group, Inc.(b)	6,657	375,455

		3,056,031

Financials-9.01%
Allstate Corp. (The)	16,099	1,428,786
Artisan Partners Asset Management, Inc., Class A	8,435	337,906
Bank of New York Mellon Corp. (The)	40,356	1,386,632
Eaton Vance Corp.	7,767	464,389
Enterprise Financial Services Corp.	10,598	308,508
First Foundation, Inc.	20,923	311,125
Globe Life, Inc.	3,816	309,439
Hilltop Holdings, Inc.	15,833	361,151
LPL Financial Holdings, Inc.	3,952	315,883
Mercury General Corp.	7,172	291,972
Nasdaq, Inc.	11,493	1,390,538
Primerica, Inc.	2,543	280,340

	Shares	Value
Financials-(continued)
S&P Global, Inc.	4,163	$1,343,525
ServisFirst Bancshares, Inc.	8,632	318,521
State Street Corp.	21,883	1,288,909
Virtu Financial, Inc., Class A	12,494	267,122
Waddell & Reed Financial, Inc., Class A	20,696	317,684

		10,722,430

Health Care-14.55%
Chemed Corp.	952	455,361
Cigna Corp.	17,627	2,943,180
Eli Lilly and Co.	20,953	2,733,528
Ensign Group, Inc. (The)	8,379	493,020
Humana, Inc.	7,661	3,058,884
ICON PLC (Ireland)(b)	2,633	474,730
Innoviva, Inc.(b)	41,720	450,993
Prestige Consumer Healthcare, Inc.(b)	13,067	431,603
Providence Service Corp. (The)(b)	5,210	612,436
R1 RCM, Inc.(b)	33,297	596,682
Select Medical Holdings Corp.(b)	24,299	509,793
Supernus Pharmaceuticals, Inc.(b)	21,582	396,246
United Therapeutics Corp.(b)	4,604	617,995
UnitedHealth Group, Inc.	10,015	3,055,977
Universal Health Services, Inc., Class B	4,346	476,104

		17,306,532

Industrials-8.86%
CoreLogic, Inc.	6,406	492,814
Expeditors International of Washington, Inc.	30,177	2,666,742
J.B. Hunt Transport Services, Inc.	18,491	2,251,094
Lockheed Martin Corp.	6,685	2,340,619
Marten Transport Ltd.	23,433	359,579
MYR Group, Inc.(b)	11,224	479,826
Pentair PLC	9,306	463,067
Schneider National, Inc., Class B	15,602	344,180
Triton International Ltd. (Bermuda)	12,293	453,366
UFP Industries, Inc.	7,012	349,969
Werner Enterprises, Inc.	9,023	343,054

		10,544,310

Information Technology-28.10%
Accenture PLC, Class A	21,026	4,560,750
Amdocs Ltd.	16,324	920,347
Autodesk, Inc.(b)	20,832	4,906,769
Black Knight, Inc.(b)	11,814	1,039,041
Booz Allen Hamilton Holding Corp.	11,138	874,333
Cadence Design Systems, Inc.(b)	46,311	5,065,034
Ciena Corp.(b)	17,621	694,091
Cisco Systems, Inc.	119,757	4,299,276
International Money Express, Inc.(b)	57,360	797,878
Microsoft Corp.	22,352	4,525,609
MKS Instruments, Inc.	8,319	901,696
NETGEAR, Inc.(b)	29,574	911,471
SS&C Technologies Holdings, Inc.	15,478	916,607
Sykes Enterprises, Inc.(b)	28,873	988,612
SYNNEX Corp.	7,818	1,029,162
Vishay Intertechnology, Inc.	61,432	996,427

		33,427,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Market ETF (PWC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-2.90%
Louisiana-Pacific Corp.	10,358	$296,032
Reliance Steel & Aluminum Co.	3,238	352,909
Sherwin-Williams Co. (The)	3,561	2,449,897
Stepan Co.	2,976	346,525

		3,445,363

Utilities-2.99%
MDU Resources Group, Inc.	21,987	522,411
NextEra Energy, Inc.	34,584	2,531,895
OGE Energy Corp.	16,382	504,074

		3,558,380

Total Common Stocks & Other Equity Interests (Cost $124,903,136)		118,906,373

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $119,006)	119,006	119,006

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $125,022,142)		119,025,379

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.01%
Invesco Private Government Fund, 0.04%(d)(e)(f)	2,549	$2,549
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,822	3,823

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,372)		6,372

TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $125,028,514)		119,031,751
OTHER ASSETS LESS LIABILITIES-(0.06)%		(71,091)

NET ASSETS-100.00%.		$118,960,660

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$403,022	$(284,016)	$-	$-	$119,006	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	135,343	1,507,151	(1,642,494)	-	-	-	32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	608,433	14,136,568	(14,742,452)	-	-	2,549	191	*
Invesco Private Prime Fund	-	4,147,158	(4,143,374)	-	39	3,823	148	*

Total	$743,776	$20,193,899	$(20,812,336)	$-	$39	$125,378	$373

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Market ETF (PWC)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Information Technology	28.10

Health Care	14.55

Consumer Discretionary	13.72

Communication Services	10.32

Financials	9.01

Industrials	8.86

Consumer Staples	6.93

Sector Types Each Less Than 3%	8.46

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE RAFI US 1000 ETF (PRF)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-8.98%
Activision Blizzard, Inc.	54,176	$4,102,748
Alphabet, Inc., Class A(b)	17,267	27,905,371
Alphabet, Inc., Class C(b)	17,287	28,022,400
Altice USA, Inc., Class A(b)	80,825	2,178,234
AMC Entertainment Holdings, Inc., Class A(c)	74,646	176,165
AMC Networks, Inc., Class A(b)(c)	18,803	399,564
AT&T, Inc.	2,275,030	61,471,311
CenturyLink, Inc.	815,988	7,033,816
Charter Communications, Inc., Class A(b)	17,368	10,487,146
Cinemark Holdings, Inc.(c)	33,093	271,032
Comcast Corp., Class A	784,713	33,146,277
Discovery, Inc., Class A(b)(c)	28,636	579,593
Discovery, Inc., Class C(b)	61,394	1,124,738
DISH Network Corp., Class A(b)	61,275	1,561,900
Electronic Arts, Inc.(b)	19,946	2,390,129
Facebook, Inc., Class A(b)	110,050	28,955,255
Fox Corp., Class A	66,940	1,775,249
Fox Corp., Class B	30,829	805,870
GCI Liberty, Inc., Class A(b)	10,286	835,532
IAC/InterActiveCorp.(b)	3,616	436,523
Interpublic Group of Cos., Inc. (The)	87,940	1,590,835
John Wiley & Sons, Inc., Class A	13,281	411,180
Liberty Broadband Corp., Class A(b)	1,587	223,053
Liberty Broadband Corp., Class C(b)	6,795	962,919
Liberty Global PLC, Class A (United Kingdom)(b)	89,359	1,696,034
Liberty Global PLC, Class C (United Kingdom)(b)	212,666	3,968,347
Liberty Latin America Ltd., Class A (Chile)(b)	16,387	160,593
Liberty Latin America Ltd., Class C (Chile)(b)	42,662	414,675
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,956	98,435
Liberty Media Corp.-Liberty Formula One, Class C(b)	23,131	835,723
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	18,698	646,390
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	34,970	1,209,962
Lions Gate Entertainment Corp., Class A(b)	18,859	126,355
Lions Gate Entertainment Corp., Class B(b)	42,573	266,933
Live Nation Entertainment, Inc.(b)	13,079	638,255
Meredith Corp.	18,160	199,760
Netflix, Inc.(b)	6,192	2,945,782
News Corp., Class A	104,392	1,370,667
News Corp., Class B	32,747	426,366
Nexstar Media Group, Inc., Class A	5,874	484,018
Omnicom Group, Inc.	52,311	2,469,079
Sinclair Broadcast Group, Inc., Class A(c)	23,358	433,992
Spotify Technology S.A.(b)	3,614	866,962
Take-Two Interactive Software, Inc.(b)	5,684	880,565
TEGNA, Inc.	47,605	572,688
Telephone & Data Systems, Inc.	63,008	1,071,136
T-Mobile US, Inc.(b)	71,197	7,801,055
Twitter, Inc.(b)	37,594	1,554,888

	Shares	Value
Communication Services-(continued)
Verizon Communications, Inc.	1,074,920	$61,259,691
ViacomCBS, Inc., Class B	118,620	3,388,973
Walt Disney Co. (The)	176,017	21,342,061
Yandex N.V., Class A (Russia)(b)	17,171	988,534

		334,964,759

Consumer Discretionary-10.93%
Aaron’s Holdings Co., Inc.	14,763	771,514
Abercrombie & Fitch Co., Class A	45,862	652,158
Adient PLC(b)	78,540	1,666,619
Advance Auto Parts, Inc.	11,850	1,745,268
Amazon.com, Inc.(b)	13,505	41,003,206
American Axle & Manufacturing Holdings, Inc.(b)	161,006	1,081,960
American Eagle Outfitters, Inc.	60,520	829,729
Aptiv PLC	36,510	3,522,850
Aramark	57,900	1,606,146
Asbury Automotive Group, Inc.(b)	10,136	1,043,805
Autoliv, Inc. (Sweden)	23,037	1,746,205
AutoNation, Inc.(b)	42,867	2,431,845
AutoZone, Inc.(b)	2,511	2,834,869
Bed Bath & Beyond, Inc.(c)	166,632	3,299,314
Best Buy Co., Inc.	60,601	6,760,042
Big Lots, Inc.	31,437	1,496,401
Bloomin’ Brands, Inc.	26,346	368,317
Booking Holdings, Inc.(b)	2,958	4,799,355
BorgWarner, Inc.	93,682	3,276,996
Brinker International, Inc.	16,143	702,866
Brunswick Corp.	15,044	958,453
Burlington Stores, Inc.(b)	4,423	856,204
Capri Holdings Ltd.(b)	57,868	1,227,959
CarMax, Inc.(b)	31,921	2,759,251
Carnival Corp.	140,754	1,929,737
Carter’s, Inc.	7,697	626,921
Chipotle Mexican Grill, Inc.(b)	1,113	1,337,247
Cooper Tire & Rubber Co.	23,536	809,403
Cooper-Standard Holdings, Inc.(b)	29,008	455,136
Core-Mark Holding Co., Inc.	28,541	780,596
Cracker Barrel Old Country Store, Inc.	5,462	621,685
D.R. Horton, Inc.	45,709	3,053,818
Dana, Inc.	71,092	994,577
Darden Restaurants, Inc.	17,950	1,649,964
Deckers Outdoor Corp.(b)	2,772	702,342
Designer Brands, Inc., Class A	37,003	160,223
Dick’s Sporting Goods, Inc.	24,428	1,383,846
Dollar General Corp.	26,200	5,468,202
Dollar Tree, Inc.(b)	41,437	3,742,590
Domino’s Pizza, Inc.	1,803	682,111
Dunkin’ Brands Group, Inc.	7,613	759,092
eBay, Inc.	91,876	4,376,054
Expedia Group, Inc.	19,097	1,797,983
Extended Stay America, Inc.	74,880	849,888
Foot Locker, Inc.	46,941	1,731,184
Ford Motor Co.	3,939,789	30,454,569
GameStop Corp., Class A(b)(c)	398,277	4,169,960
Gap, Inc. (The)	131,326	2,554,291
Garmin Ltd.	16,680	1,735,054
General Motors Co.	798,763	27,581,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Gentex Corp.	30,658	$848,307
Genuine Parts Co.	33,757	3,052,645
G-III Apparel Group Ltd.(b)	21,547	290,454
Goodyear Tire & Rubber Co. (The)	298,741	2,473,575
Graham Holdings Co., Class B	1,216	462,493
Group 1 Automotive, Inc.	11,550	1,225,224
H&R Block, Inc.	55,855	964,057
Hanesbrands, Inc.	104,897	1,685,695
Harley-Davidson, Inc.	57,607	1,894,118
Hasbro, Inc.	17,622	1,457,692
Hilton Worldwide Holdings, Inc.	14,483	1,271,752
Home Depot, Inc. (The)	103,650	27,644,491
International Game Technology PLC	56,775	466,123
KB Home	15,036	484,911
Kohl’s Corp.	100,858	2,147,267
Kontoor Brands, Inc.	16,173	532,092
L Brands, Inc.	157,994	5,057,388
Las Vegas Sands Corp.	66,581	3,199,883
Laureate Education, Inc., Class A(b)	29,103	378,339
Lear Corp.	28,478	3,440,427
Leggett & Platt, Inc.	28,195	1,176,577
Lennar Corp., Class A	44,156	3,101,076
Lithia Motors, Inc., Class A	8,593	1,972,695
LKQ Corp.(b)	71,755	2,295,442
Lowe’s Cos., Inc.	99,187	15,681,465
lululemon athletica, inc.(b)	3,140	1,002,571
Macy’s, Inc.(c)	361,241	2,243,307
Marriott International, Inc., Class A	22,349	2,075,775
Marriott Vacations Worldwide Corp.	6,238	602,591
Mattel, Inc.(b)	137,754	1,896,873
McDonald’s Corp.	70,922	15,106,386
Meritage Homes Corp.(b)	9,739	848,170
MGM Resorts International	95,903	1,972,725
Michaels Cos., Inc. (The)(b)	126,576	1,026,531
Mohawk Industries, Inc.(b)	19,599	2,022,421
Murphy USA, Inc.(b)	15,702	1,920,198
Newell Brands, Inc.	103,655	1,830,547
NIKE,Inc.,Class B	75,137	9,022,451
Nordstrom, Inc.(c)	58,419	706,870
Norwegian Cruise Line Holdings Ltd.(b)(c)	53,779	894,345
NVR, Inc.(b)	316	1,249,176
ODP Corp. (The)	56,793	1,107,463
O’Reilly Automotive, Inc.(b)	5,631	2,458,495
Penn National Gaming, Inc.(b)	24,663	1,331,309
Penske Automotive Group, Inc.	20,884	1,068,425
Polaris, Inc.	13,351	1,213,072
PulteGroup, Inc.	40,288	1,642,139
PVH Corp.	23,219	1,353,436
Qurate Retail, Inc., Class A	331,069	2,241,337
Ralph Lauren Corp.	10,715	716,298
Ross Stores, Inc.	24,849	2,116,389
Royal Caribbean Cruises Ltd.	34,537	1,948,578
Sally Beauty Holdings, Inc.(b)	65,540	548,570
Service Corp. International	20,546	951,485
Signet Jewelers Ltd.	39,728	885,140
Six Flags Entertainment Corp.	27,623	597,209
Skechers U.S.A., Inc., Class A(b)	23,976	760,279
Sonic Automotive, Inc., Class A	20,002	721,272
Starbucks Corp.	89,815	7,810,312
Tapestry, Inc.	87,009	1,934,210

	Shares	Value
Consumer Discretionary-(continued)
Target Corp.	121,377	$18,476,007
Taylor Morrison Home Corp., Class A(b)	34,573	746,777
Tenneco, Inc., Class A(b)	85,862	740,130
Terminix Global Holdings, Inc.(b)	19,535	919,903
Tesla, Inc.(b)	9,396	3,646,024
Thor Industries, Inc.	13,114	1,109,182
Tiffany & Co.	13,150	1,720,546
TJX Cos., Inc. (The)	120,345	6,113,526
Toll Brothers, Inc.	25,561	1,080,719
Tractor Supply Co.	14,975	1,994,820
TRI Pointe Group, Inc.(b)	43,190	709,612
Tupperware Brands Corp.	127,887	4,056,576
Ulta Beauty, Inc.(b)	4,650	961,480
Under Armour, Inc., Class A(b)	29,491	408,155
Under Armour, Inc., Class C(b)	29,686	363,060
Urban Outfitters, Inc.(b)	23,850	532,809
Vail Resorts, Inc.	3,437	797,521
VF Corp.	36,018	2,420,410
Visteon Corp.(b)	19,076	1,710,163
Whirlpool Corp.	24,626	4,554,825
Williams-Sonoma, Inc.	17,725	1,616,697
Wyndham Destinations, Inc.	16,393	534,904
Wynn Resorts Ltd.	16,263	1,177,929
Yum China Holdings, Inc. (China)	33,131	1,763,563
Yum! Brands, Inc.	29,013	2,707,783

		407,742,755

Consumer Staples-9.07%
Altria Group, Inc.	450,806	16,265,080
Archer-Daniels-Midland Co.	252,691	11,684,432
B&G Foods, Inc.(c)	45,316	1,203,593
BJ’s Wholesale Club Holdings, Inc.(b)	66,222	2,535,640
Brown-Forman Corp., Class B	21,519	1,500,089
Bunge Ltd.	80,351	4,558,312
Campbell Soup Co.	29,423	1,373,171
Casey’s General Stores, Inc.	6,495	1,094,862
Church & Dwight Co., Inc.	19,395	1,714,324
Clorox Co. (The)	13,286	2,753,523
Coca-Cola Co. (The)	398,663	19,159,744
Coca-Cola European Partners PLC (United Kingdom)	42,950	1,533,745
Colgate-Palmolive Co.	90,614	7,148,538
Conagra Brands, Inc.	99,610	3,495,315
Constellation Brands, Inc., Class A	16,244	2,683,996
Costco Wholesale Corp.	60,230	21,539,453
Coty, Inc., Class A	78,972	229,019
Darling Ingredients, Inc.(b)	36,436	1,566,748
Edgewell Personal Care Co.(b)	16,680	437,350
Estee Lauder Cos., Inc. (The), Class A	11,248	2,470,736
Flowers Foods, Inc.	41,115	969,492
General Mills, Inc.	121,653	7,192,125
Hain Celestial Group, Inc. (The)(b)	19,883	611,402
Hershey Co. (The)	14,862	2,042,931
Hormel Foods Corp.	33,040	1,608,718
Ingredion, Inc.	16,868	1,195,773
JM Smucker Co. (The)	26,692	2,994,842
Kellogg Co.	47,023	2,957,276
Keurig Dr Pepper, Inc.	31,644	851,224
Kimberly-Clark Corp.	47,370	6,280,788
Kraft Heinz Co. (The)	289,012	8,840,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kroger Co. (The)	467,309	$15,052,023
Lamb Weston Holdings, Inc.	7,624	483,743
McCormick & Co., Inc.	9,926	1,791,742
Molson Coors Beverage Co., Class B	58,525	2,063,591
Mondelez International, Inc., Class A	184,026	9,775,461
Monster Beverage Corp.(b)	16,655	1,275,273
Nomad Foods Ltd. (United Kingdom)(b)	36,374	882,070
Nu Skin Enterprises, Inc., Class A	23,029	1,136,481
PepsiCo, Inc.	169,795	22,631,976
Performance Food Group Co.(b)	36,089	1,212,951
Philip Morris International, Inc.	293,194	20,822,638
Post Holdings, Inc.(b)	11,429	981,751
Procter & Gamble Co. (The)	305,332	41,861,017
Rite Aid Corp.(b)(c)	205,094	1,874,559
Sanderson Farms, Inc.	4,574	585,335
Spectrum Brands Holdings, Inc.	15,563	885,068
Sprouts Farmers Market, Inc.(b)	42,558	810,730
Sysco Corp.	94,064	5,202,680
TreeHouse Foods, Inc.(b)	23,004	893,475
Tyson Foods, Inc., Class A	74,698	4,274,967
United Natural Foods, Inc.(b)	115,455	1,682,179
Universal Corp.	11,204	446,479
US Foods Holding Corp.(b)	92,964	1,942,948
Vector Group Ltd.	40,493	372,131
Walgreens Boots Alliance, Inc.	331,097	11,270,542
Walmart, Inc.	345,729	47,969,899

		338,674,827

Energy-5.43%
Antero Resources Corp.(b)(c)	1,194,509	4,061,331
Apache Corp.	88,473	734,326
Baker Hughes Co., Class A	354,605	5,237,516
Cabot Oil & Gas Corp.	53,387	949,755
Cheniere Energy, Inc.(b)	14,800	708,476
Chevron Corp.	615,171	42,754,384
Cimarex Energy Co.	19,435	493,066
CNX Resources Corp.(b)	127,978	1,241,387
Concho Resources, Inc.	53,323	2,213,438
ConocoPhillips	288,742	8,263,796
Continental Resources, Inc.(c)	24,109	290,031
Cosan Ltd., Class A (Brazil)	37,426	513,859
Delek US Holdings, Inc.	41,603	418,526
Devon Energy Corp.	141,667	1,265,086
Diamondback Energy, Inc.	26,187	679,815
EOG Resources, Inc.	88,915	3,044,450
EQT Corp.	281,113	4,256,051
Exxon Mobil Corp.	1,664,047	54,281,213
Gulfport Energy Corp.(b)	575,990	147,453
Halliburton Co.	282,730	3,409,724
Helmerich & Payne, Inc.	44,156	656,600
Hess Corp.	43,239	1,609,356
HollyFrontier Corp.	77,605	1,436,469
Kinder Morgan, Inc.	496,288	5,905,827
Marathon Oil Corp.	396,283	1,569,281
Marathon Petroleum Corp.	270,105	7,968,097
Murphy Oil Corp.	83,980	648,326
Nabors Industries Ltd.(c)	11,166	317,338
National Oilwell Varco, Inc.	178,283	1,497,577
Occidental Petroleum Corp.	285,714	2,608,569
Oceaneering International, Inc.(b)	64,012	261,169

	Shares	Value
Energy-(continued)
ONEOK, Inc.	58,004	$1,682,116
Parsley Energy, Inc., Class A	54,778	548,328
Patterson-UTI Energy, Inc.	141,400	361,984
PBF Energy, Inc., Class A	102,396	478,189
PDC Energy, Inc.(b)	32,127	382,954
Peabody Energy Corp.	118,130	152,388
Phillips 66	192,013	8,959,327
Pioneer Natural Resources Co.	19,813	1,576,322
QEP Resources, Inc.	239,227	215,304
Range Resources Corp.	250,783	1,650,152
Schlumberger Ltd.	538,763	8,049,119
SM Energy Co.	111,558	179,608
Southwestern Energy Co.(b)	463,517	1,237,590
Targa Resources Corp.	77,896	1,250,231
Transocean Ltd.(b)(c)	669,708	449,039
Valero Energy Corp.	208,569	8,052,849
Whiting Petroleum Corp.(b)	5,149	75,175
Williams Cos., Inc. (The)	346,307	6,645,631
World Fuel Services Corp.	39,248	826,170
WPX Energy, Inc.(b)	116,127	535,345

		202,750,113

Financials-15.91%
Affiliated Managers Group, Inc.	12,653	953,657
Aflac, Inc.	169,352	5,749,500
AGNC Investment Corp.	105,921	1,479,716
Alleghany Corp.	2,230	1,219,654
Allstate Corp. (The)	72,042	6,393,727
Ally Financial, Inc.	177,638	4,739,382
American Equity Investment Life Holding Co.	30,042	745,642
American Express Co.	92,556	8,444,809
American Financial Group, Inc.	17,184	1,287,769
American International Group, Inc.	395,373	12,450,296
Ameriprise Financial, Inc.	24,921	4,008,044
Annaly Capital Management, Inc.	304,952	2,162,110
Aon PLC, Class A	14,592	2,685,074
Arch Capital Group Ltd.(b)	51,462	1,554,667
Arthur J. Gallagher & Co.	19,398	2,011,767
Associated Banc-Corp.	45,098	617,392
Assurant, Inc.	13,665	1,699,516
Assured Guaranty Ltd.	31,916	814,815
Athene Holding Ltd., Class A(b)	44,591	1,430,479
AXIS Capital Holdings Ltd.	21,869	933,588
Bank of America Corp.	1,601,642	37,958,915
Bank of Hawaii Corp.	6,298	381,911
Bank of New York Mellon Corp. (The)	218,967	7,523,706
Bank OZK	30,007	743,573
BankUnited, Inc.	26,873	678,543
Berkshire Hathaway, Inc., Class B(b)	363,480	73,386,612
BlackRock, Inc.	16,269	9,748,547
Blackstone Group, Inc. (The), Class A	59,697	3,009,923
Blackstone Mortgage Trust, Inc., Class A	21,188	459,780
BOK Financial Corp.	6,798	399,315
Brighthouse Financial, Inc.(b)	68,299	2,260,697
Brown & Brown, Inc.	16,661	724,920
Capital One Financial Corp.	167,247	12,222,411
Cathay General Bancorp	15,030	353,656
Cboe Global Markets, Inc.	6,978	567,242
Charles Schwab Corp. (The)	146,109	6,006,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Chimera Investment Corp.	61,387	$512,581
Chubb Ltd.	80,279	10,429,045
Cincinnati Financial Corp.	22,523	1,593,277
CIT Group, Inc.	37,515	1,104,817
Citigroup, Inc.	659,614	27,321,212
Citizens Financial Group, Inc.	138,107	3,763,416
CME Group, Inc., Class A	32,371	4,878,957
CNO Financial Group, Inc.	64,547	1,145,709
Columbia Banking System, Inc.	14,440	410,240
Comerica, Inc.	36,479	1,660,159
Commerce Bancshares, Inc.	11,910	741,398
Credicorp Ltd. (Peru)	10,076	1,155,516
Cullen/Frost Bankers, Inc.	10,342	726,732
Discover Financial Services	82,513	5,364,170
East West Bancorp, Inc.	29,004	1,058,066
Eaton Vance Corp.	16,327	976,191
Equitable Holdings, Inc.	127,560	2,741,264
Essent Group Ltd.	11,466	456,920
Everest Re Group Ltd.	7,913	1,559,494
F.N.B. Corp.	94,570	714,949
FactSet Research Systems, Inc.	1,796	550,474
Federated Hermes, Inc., Class B	17,867	427,021
Fidelity National Financial, Inc.	45,105	1,411,335
Fifth Third Bancorp	174,767	4,058,090
First American Financial Corp.	22,962	1,023,876
First Citizens BancShares, Inc., Class A	1,044	483,059
First Hawaiian, Inc.(c)	24,922	430,154
First Horizon National Corp.	117,191	1,219,958
First Republic Bank	15,599	1,967,658
Franklin Resources, Inc.	117,644	2,205,825
Fulton Financial Corp.	39,068	429,357
Genworth Financial, Inc., Class A(b)	303,827	1,194,040
Globe Life, Inc.	16,456	1,334,417
Goldman Sachs Group, Inc. (The)	86,100	16,276,344
Hancock Whitney Corp.	21,240	485,759
Hanover Insurance Group, Inc. (The)	8,243	788,525
Hartford Financial Services Group, Inc. (The)	97,699	3,763,365
Home BancShares, Inc.	27,812	461,679
Huntington Bancshares, Inc.	230,964	2,411,264
Intercontinental Exchange, Inc.	45,657	4,310,021
Invesco Ltd., (Acquired 03/15/2013 -07/10/2019; Cost $4,712,741)(d)(e)	163,846	2,148,021
Invesco Mortgage Capital, Inc.(c)(d)	32,206	86,956
Investors Bancorp, Inc.	56,446	477,533
Janus Henderson Group PLC (United Kingdom)	46,942	1,140,691
Jefferies Financial Group, Inc.	93,355	1,821,356
JPMorgan Chase & Co.	573,753	56,250,744
Kemper Corp.	10,231	630,843
KeyCorp	210,636	2,734,055
Lincoln National Corp.	77,656	2,725,726
Loews Corp.	76,980	2,669,666
LPL Financial Holdings, Inc.	11,364	908,325
M&T Bank Corp.	26,278	2,721,875
Markel Corp.(b)	1,841	1,717,285
Marsh & McLennan Cos., Inc.	45,961	4,755,125
MetLife, Inc.	309,158	11,701,630
MFA Financial, Inc.	110,734	312,270
MGIC Investment Corp.	75,579	760,325

	Shares	Value
Financials-(continued)
Moody’s Corp.	6,092	$1,601,587
Morgan Stanley	314,908	15,162,820
MSCI, Inc.	2,068	723,469
Nasdaq, Inc.	11,022	1,333,552
Navient Corp.	145,824	1,168,050
New Residential Investment Corp.	128,008	960,060
New York Community Bancorp, Inc.	176,028	1,462,793
Northern Trust Corp.	32,395	2,535,557
Old National Bancorp	35,320	493,774
Old Republic International Corp.	83,581	1,360,699
OneMain Holdings, Inc.	20,076	700,452
PacWest Bancorp	40,685	782,779
People’s United Financial, Inc.	102,599	1,094,731
Pinnacle Financial Partners, Inc.	11,137	509,963
PNC Financial Services Group, Inc. (The)	86,847	9,716,442
Popular, Inc.	23,240	980,728
Primerica, Inc.	5,222	575,673
Principal Financial Group, Inc.	90,008	3,530,114
ProAssurance Corp.	26,146	403,433
Progressive Corp. (The)	72,475	6,660,452
Prosperity Bancshares, Inc.	12,387	682,648
Prudential Financial, Inc.	193,129	12,364,119
Radian Group, Inc.	33,796	606,638
Raymond James Financial, Inc.	19,330	1,477,585
Regions Financial Corp.	264,894	3,523,090
Reinsurance Group of America, Inc.	18,709	1,889,983
RenaissanceRe Holdings Ltd. (Bermuda)	4,962	802,455
S&P Global, Inc.	9,394	3,031,726
Santander Consumer USA Holdings, Inc.	35,523	722,538
SEI Investments Co.	9,582	470,955
Selective Insurance Group, Inc.	9,575	498,475
Signature Bank	6,563	529,897
SLM Corp.	80,049	735,650
Starwood Property Trust, Inc.	64,619	902,727
State Street Corp.	83,168	4,898,595
Sterling Bancorp	39,822	532,818
Stifel Financial Corp.	11,399	666,386
SVB Financial Group(b)	6,515	1,893,910
Synchrony Financial	227,655	5,695,928
Synovus Financial Corp.	24,158	628,108
T. Rowe Price Group, Inc.	28,386	3,595,371
TCF Financial Corp.	14,803	402,790
Texas Capital Bancshares, Inc.(b)	12,311	553,995
Travelers Cos., Inc. (The)	85,396	10,308,151
Truist Financial Corp.	157,839	6,648,179
Two Harbors Investment Corp.	63,926	323,466
U.S. Bancorp	286,004	11,139,856
UMB Financial Corp.	8,180	497,917
Umpqua Holdings Corp.	65,895	827,641
United Bankshares, Inc.	24,408	640,222
Unum Group	108,501	1,916,128
Valley National Bancorp	76,698	585,973
Voya Financial, Inc.	39,831	1,909,100
W.R. Berkley Corp.	22,479	1,351,437
Waddell & Reed Financial, Inc., Class A	45,651	700,743
Washington Federal, Inc.	16,049	341,683
Webster Financial Corp.	18,694	602,134
Wells Fargo & Co.	1,280,308	27,462,607
Western Alliance Bancorporation	12,399	510,839
Willis Towers Watson PLC	13,874	2,531,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Wintrust Financial Corp.	11,625	$572,299
Zions Bancorporation N.A.	37,266	1,202,574

		593,852,848

Health Care-12.57%
Abbott Laboratories	141,088	14,829,760
AbbVie, Inc.	226,145	19,244,940
Acadia Healthcare Co., Inc.(b)	23,654	843,265
Agilent Technologies, Inc.	20,902	2,133,885
Alexion Pharmaceuticals, Inc.(b)	22,308	2,568,543
Align Technology, Inc.(b)	2,208	940,785
AmerisourceBergen Corp.	104,812	10,069,289
Amgen, Inc.	73,557	15,957,456
Anthem, Inc.	54,002	14,731,746
Baxter International, Inc.	38,396	2,978,378
Becton, Dickinson and Co.	22,979	5,311,136
Biogen, Inc.(b)	20,936	5,277,338
BioMarin Pharmaceutical, Inc.(b)	6,008	447,175
Bio-Rad Laboratories, Inc., Class A(b)	1,787	1,047,933
Boston Scientific Corp.(b)	75,801	2,597,700
Bristol-Myers Squibb Co.	183,898	10,748,838
Brookdale Senior Living, Inc.(b)	101,958	299,757
Cardinal Health, Inc.	210,928	9,658,393
Catalent, Inc.(b)	11,538	1,012,690
Centene Corp.(b)	110,963	6,557,913
Cerner Corp.	28,905	2,025,951
Charles River Laboratories International, Inc.(b)	3,708	844,312
Cigna Corp.	49,298	8,231,287
Community Health Systems, Inc.(b)	170,537	1,064,151
Cooper Cos., Inc. (The)	2,309	736,686
Covetrus, Inc.(b)	54,738	1,351,481
CVS Health Corp.	452,041	25,354,980
Danaher Corp.	39,700	9,112,738
DaVita, Inc.(b)	30,787	2,655,379
DENTSPLY SIRONA, Inc.	18,423	869,381
Edwards Lifesciences Corp.(b)	18,816	1,348,919
Elanco Animal Health, Inc.(b)	40,424	1,253,548
Eli Lilly and Co.	69,103	9,015,177
Encompass Health Corp.	12,802	784,891
Gilead Sciences, Inc.	228,965	13,314,315
HCA Healthcare, Inc.	43,736	5,420,640
Henry Schein, Inc.(b)	28,385	1,804,718
Hill-Rom Holdings, Inc.	6,495	591,500
Hologic, Inc.(b)	25,550	1,758,351
Humana, Inc.	22,270	8,891,966
ICON PLC (Ireland)(b)	3,939	710,202
Illumina, Inc.(b)	4,824	1,411,985
Intuitive Surgical, Inc.(b)	3,359	2,240,722
IQVIA Holdings, Inc.(b)	15,116	2,327,713
Jazz Pharmaceuticals PLC(b)	7,454	1,074,121
Johnson & Johnson	326,087	44,709,789
Laboratory Corp. of America Holdings(b)	16,611	3,318,379
Magellan Health, Inc.(b)	11,724	847,293
McKesson Corp.	119,426	17,614,141
MEDNAX, Inc.(b)	61,887	789,059
Medtronic PLC	157,737	15,863,610
Merck & Co., Inc.	316,682	23,817,653
Mettler-Toledo International, Inc.(b)	1,073	1,070,757
Molina Healthcare, Inc.(b)	16,700	3,114,049

	Shares	Value
Health Care-(continued)
Mylan N.V.(b)	229,011	$3,329,820
Owens & Minor, Inc.	141,299	3,549,431
Patterson Cos., Inc.	37,269	927,066
PerkinElmer, Inc.	8,417	1,090,422
Perrigo Co. PLC	22,285	977,643
Pfizer, Inc.	1,149,420	40,781,422
PRA Health Sciences, Inc.(b)	5,471	533,094
Quest Diagnostics, Inc.	22,551	2,754,379
Regeneron Pharmaceuticals, Inc.(b)	5,310	2,886,304
ResMed, Inc.	6,384	1,225,345
Select Medical Holdings Corp.(b)	20,494	429,964
STERIS PLC	5,939	1,052,331
Stryker Corp.	21,348	4,312,509
Teleflex, Inc.	2,309	734,793
Tenet Healthcare Corp.(b)	97,720	2,398,049
Thermo Fisher Scientific, Inc.	24,077	11,391,310
United Therapeutics Corp.(b)	9,398	1,261,494
UnitedHealth Group, Inc.	123,462	37,673,195
Universal Health Services, Inc., Class B	14,611	1,600,635
Varian Medical Systems, Inc.(b)	6,138	1,060,646
Vertex Pharmaceuticals, Inc.(b)	3,592	748,429
Waters Corp.(b)	4,509	1,004,695
Zimmer Biomet Holdings, Inc.	19,558	2,583,612
Zoetis, Inc.	14,196	2,250,776

		469,154,128

Industrials-10.37%
3M Co.	95,409	15,261,624
A.O. Smith Corp.	17,400	899,406
ABM Industries, Inc.	21,076	731,759
Acuity Brands, Inc.	6,597	588,057
AECOM(b)	56,870	2,550,051
AerCap Holdings N.V. (Ireland)(b)	50,195	1,246,342
AGCO Corp.	18,345	1,413,115
Air Lease Corp.	23,849	649,647
Allegion PLC	5,056	498,016
Allison Transmission Holdings, Inc.	18,324	662,413
AMERCO	1,842	639,469
American Airlines Group, Inc.(c)	71,098	801,985
AMETEK, Inc.	16,736	1,643,475
Applied Industrial Technologies, Inc.	7,963	486,141
ASGN, Inc.(b)	10,325	688,471
Avis Budget Group, Inc.(b)	52,683	1,773,837
Beacon Roofing Supply, Inc.(b)	27,300	838,110
Boeing Co. (The)	62,910	9,083,575
Builders FirstSource, Inc.(b)	31,490	954,147
C.H. Robinson Worldwide, Inc.	33,466	2,959,398
Carlisle Cos., Inc.	6,821	844,917
Carrier Global Corp.	127,851	4,268,945
Caterpillar, Inc.	101,693	15,970,886
Cintas Corp.	5,032	1,582,816
Clean Harbors, Inc.(b)	8,708	461,263
Colfax Corp.(b)	24,328	661,478
Copart, Inc.(b)	6,533	720,982
CoreLogic, Inc.	11,712	901,004
CoStar Group, Inc.(b)	951	783,253
Covanta Holding Corp.	40,453	367,313
Crane Co.	8,460	429,345
CSX Corp.	82,041	6,476,317
Cummins, Inc.	33,336	7,330,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Curtiss-Wright Corp.	4,472	$377,258
Deere & Co.	51,510	11,636,624
Delta Air Lines, Inc.	47,162	1,445,044
Deluxe Corp.	16,195	347,221
Donaldson Co., Inc.	14,638	695,305
Dover Corp.	16,528	1,829,815
Dycom Industries, Inc.(b)	13,004	844,480
Eaton Corp. PLC	77,273	8,020,165
EMCOR Group, Inc.	12,340	841,465
Emerson Electric Co.	105,969	6,865,731
EnerSys	8,161	584,328
Equifax, Inc.	9,441	1,289,641
Expeditors International of Washington, Inc.	20,912	1,847,993
Fastenal Co.	53,012	2,291,709
FedEx Corp.	67,577	17,534,204
Flowserve Corp.	24,006	699,055
Fluor Corp.	196,786	2,233,521
Fortive Corp.	24,781	1,526,510
Fortune Brands Home & Security, Inc.	17,971	1,453,315
FTI Consulting, Inc.(b)	4,491	442,184
GATX Corp.	10,499	716,872
General Dynamics Corp.	41,694	5,475,673
General Electric Co.	2,792,921	20,723,474
Graco, Inc.	10,313	638,375
Greenbrier Cos., Inc. (The)	21,667	584,576
HD Supply Holdings, Inc.(b)	30,565	1,218,321
Hertz Global Holdings, Inc.(b)(c)	123,913	86,739
Hexcel Corp.	8,348	279,491
Honeywell International, Inc.	76,950	12,692,902
Howmet Aerospace, Inc.	77,977	1,345,103
Hub Group, Inc., Class A(b)	11,157	559,300
Hubbell, Inc.	8,352	1,215,299
Huntington Ingalls Industries, Inc.	6,383	941,365
IDEX Corp.	5,601	954,354
IHS Markit Ltd.	23,344	1,887,829
Illinois Tool Works, Inc.	30,513	5,976,886
ITT, Inc.	11,127	673,295
J.B. Hunt Transport Services, Inc.	12,002	1,461,123
Jacobs Engineering Group, Inc.	18,345	1,742,775
JetBlue Airways Corp.(b)	29,278	350,458
Johnson Controls International PLC	180,398	7,614,600
Kansas City Southern	10,069	1,773,554
Kennametal, Inc.	18,698	579,638
Kirby Corp.(b)	14,472	557,027
Knight-Swift Transportation Holdings, Inc.	23,536	894,133
L3Harris Technologies, Inc.	9,386	1,512,178
Landstar System, Inc.	5,638	703,059
Lennox International, Inc.	2,682	728,592
Lincoln Electric Holdings, Inc.	8,371	852,335
Lockheed Martin Corp.	26,822	9,391,187
Macquarie Infrastructure Corp.	30,634	790,357
ManpowerGroup, Inc.	30,955	2,100,916
Masco Corp.	33,345	1,787,292
MasTec, Inc.(b)	14,759	732,637
Meritor, Inc.(b)	25,125	611,542
Middleby Corp. (The)(b)	7,113	708,028
MRC Global, Inc.(b)	66,284	282,370
MSC Industrial Direct Co., Inc., Class A	11,145	776,361
Mueller Industries, Inc.	17,320	501,068

	Shares	Value
Industrials-(continued)
Navistar International Corp.(b)	18,728	$807,364
Nielsen Holdings PLC	124,916	1,687,615
Nordson Corp.	4,328	837,165
Norfolk Southern Corp.	33,085	6,918,735
Northrop Grumman Corp.	17,278	5,007,510
nVent Electric PLC	26,734	482,549
Old Dominion Freight Line, Inc.	5,513	1,049,510
Oshkosh Corp.	15,884	1,069,946
Otis Worldwide Corp.	63,930	3,917,630
Owens Corning	26,949	1,764,351
PACCAR, Inc.	82,163	7,015,077
Parker-Hannifin Corp.	17,093	3,561,497
Pentair PLC	23,569	1,172,793
Pitney Bowes, Inc.	270,266	1,435,112
Quanta Services, Inc.	35,872	2,239,489
Raytheon Technologies Corp.	211,227	11,473,851
Regal Beloit Corp.	9,839	970,617
Republic Services, Inc.	27,299	2,406,953
Resideo Technologies, Inc.(b)	95,035	957,953
Rexnord Corp.	16,040	514,563
Robert Half International, Inc.	19,801	1,003,713
Rockwell Automation, Inc.	11,463	2,718,107
Roper Technologies, Inc.	5,886	2,185,707
Rush Enterprises, Inc., Class A	18,120	649,421
Ryder System, Inc.	49,590	2,442,803
Sensata Technologies Holding PLC(b)	26,674	1,165,921
Snap-on, Inc.	9,329	1,469,597
Southwest Airlines Co.	26,155	1,033,907
Spirit AeroSystems Holdings, Inc., Class A	19,075	346,974
Stanley Black & Decker, Inc.	23,837	3,961,709
Stericycle, Inc.(b)	15,675	976,552
Teledyne Technologies, Inc.(b)	2,340	723,411
Terex Corp.	28,277	698,159
Textron, Inc.	55,817	1,998,249
Timken Co. (The)	14,508	866,128
Toro Co. (The)	7,958	653,352
Trane Technologies PLC	27,225	3,614,119
TransDigm Group, Inc.	4,632	2,211,363
TransUnion	6,903	549,893
Trinity Industries, Inc.(c)	40,644	765,733
Triton International Ltd. (Bermuda)	16,793	619,326
Tutor Perini Corp.(b)	50,932	688,091
Uber Technologies, Inc.(b)	22,761	760,445
UFP Industries, Inc.	9,664	482,330
Union Pacific Corp.	80,655	14,291,259
United Airlines Holdings, Inc.(b)	31,844	1,078,238
United Parcel Service, Inc., Class B	142,098	22,325,017
United Rentals, Inc.(b)	22,206	3,959,108
Univar Solutions, Inc.(b)	66,865	1,109,290
Valmont Industries, Inc.	4,673	663,332
Verisk Analytics, Inc.	6,818	1,213,399
W.W. Grainger, Inc.	6,924	2,423,538
Wabtec Corp.	12,411	735,972
Waste Management, Inc.	45,447	4,904,186
Watsco, Inc.	5,118	1,147,148
WESCO International, Inc.(b)	34,168	1,409,088
XPO Logistics, Inc.(b)	25,393	2,285,370
Xylem, Inc.	15,062	1,312,503

		387,127,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-15.25%
Accenture PLC, Class A	51,385	$11,145,920
Adobe, Inc.(b)	9,332	4,172,337
Advanced Micro Devices, Inc.(b)	15,168	1,141,999
Akamai Technologies, Inc.(b)	12,460	1,185,195
Alliance Data Systems Corp.	15,323	789,747
Amdocs Ltd.	18,621	1,049,852
Amphenol Corp., Class A	22,343	2,521,184
Analog Devices, Inc.	32,152	3,810,977
ANSYS, Inc.(b)	2,935	893,326
Apple, Inc.	1,327,642	144,527,108
Applied Materials, Inc.	76,444	4,527,778
Arrow Electronics, Inc.(b)	54,738	4,263,543
Automatic Data Processing, Inc.	29,628	4,680,039
Avaya Holdings Corp.(b)	58,192	1,000,902
Avnet, Inc.	84,919	2,094,952
Benchmark Electronics, Inc.	19,977	416,121
Black Knight, Inc.(b)	9,007	792,166
Booz Allen Hamilton Holding Corp.	15,599	1,224,522
Broadcom, Inc.	31,590	11,044,812
Broadridge Financial Solutions, Inc.	9,220	1,268,672
CACI International, Inc., Class A(b)	3,613	753,419
Cadence Design Systems, Inc.(b)	9,248	1,011,454
CDK Global, Inc.	11,390	490,909
CDW Corp.	15,463	1,895,764
Check Point Software Technologies Ltd. (Israel)(b)	8,881	1,008,526
Ciena Corp.(b)	17,710	697,597
Cisco Systems, Inc.	640,004	22,976,144
Citrix Systems, Inc.	5,523	625,590
Cognizant Technology Solutions Corp., Class A	60,724	4,336,908
CommScope Holding Co., Inc.(b)	105,667	940,436
Conduent, Inc.(b)	172,686	601,811
Corning, Inc.	177,040	5,659,969
Cree, Inc.(b)	12,447	791,629
Dell Technologies, Inc., Class C(b)	46,451	2,799,137
DXC Technology Co.	158,278	2,915,481
EchoStar Corp., Class A(b)	14,602	338,182
Euronet Worldwide, Inc.(b)	4,195	372,684
F5 Networks, Inc.(b)	6,258	831,939
Fidelity National Information Services, Inc.	25,787	3,212,802
First Solar, Inc.(b)	20,617	1,794,607
Fiserv, Inc.(b)	15,760	1,504,607
FleetCor Technologies, Inc.(b)	4,409	973,992
Flex Ltd.(b)	313,674	4,438,487
FLIR Systems, Inc.	12,374	429,254
Gartner, Inc.(b)	4,362	523,876
Genpact Ltd.	14,484	497,815
Global Payments, Inc.	5,535	873,091
Hewlett Packard Enterprise Co.	590,137	5,098,784
HP, Inc.	332,860	5,978,166
Insight Enterprises, Inc.(b)	16,006	853,920
Intel Corp.	629,966	27,894,894
International Business Machines Corp.	212,996	23,783,133
Intuit, Inc.	7,630	2,401,008
Jabil, Inc.	67,434	2,234,763
Jack Henry & Associates, Inc.	4,439	658,082
Juniper Networks, Inc.	73,603	1,451,451
KBR, Inc.	25,851	576,219
Keysight Technologies, Inc.(b)	10,711	1,123,263

	Shares	Value
Information Technology-(continued)
KLA Corp.	20,900	$4,121,062
Lam Research Corp.	9,141	3,126,953
Leidos Holdings, Inc.	19,968	1,657,344
Marvell Technology Group Ltd.	63,376	2,377,234
Mastercard, Inc., Class A	17,964	5,185,129
Maxim Integrated Products, Inc.	28,361	1,975,344
Microchip Technology, Inc.	21,589	2,268,572
Micron Technology, Inc.(b)	230,994	11,628,238
Microsoft Corp.	366,508	74,206,875
MKS Instruments, Inc.	5,500	596,145
Motorola Solutions, Inc.	9,920	1,567,955
National Instruments Corp.	14,434	451,496
NCR Corp.(b)	42,276	859,048
NetApp, Inc.	35,656	1,564,942
NortonLifeLock, Inc.	159,847	3,288,053
Nuance Communications, Inc.(b)	23,254	742,035
NVIDIA Corp.	12,393	6,213,354
NXP Semiconductors N.V. (Netherlands)	27,544	3,721,745
ON Semiconductor Corp.(b)	77,320	1,939,959
Oracle Corp.	244,327	13,709,188
Paychex, Inc.	30,540	2,511,915
PayPal Holdings, Inc.(b)	44,169	8,221,176
Perspecta, Inc.	27,491	492,914
Plexus Corp.(b)	7,468	519,325
Qorvo, Inc.(b)	14,564	1,854,871
QUALCOMM, Inc.	156,795	19,342,231
Sabre Corp.	54,034	352,302
salesforce.com, inc.(b)	20,050	4,657,013
Sanmina Corp.(b)	38,122	931,702
Science Applications International Corp.	8,772	669,918
Seagate Technology PLC	77,228	3,693,043
Skyworks Solutions, Inc.	16,090	2,273,356
SS&C Technologies Holdings, Inc.	14,574	863,072
SYNNEX Corp.	12,055	1,586,920
Synopsys, Inc.(b)	7,722	1,651,427
TE Connectivity Ltd.	54,274	5,258,065
Teradata Corp.(b)	23,627	434,028
Teradyne, Inc.	10,106	887,812
Texas Instruments, Inc.	82,052	11,863,899
Trimble, Inc.(b)	21,717	1,045,239
TTM Technologies, Inc.(b)	44,844	532,298
ViaSat, Inc.(b)	10,706	362,933
Visa, Inc., Class A	52,535	9,546,135
Vishay Intertechnology, Inc.	32,110	520,824
Vontier Corp.(b)	9,956	286,135
Western Digital Corp.	87,712	3,309,374
Western Union Co. (The)	72,917	1,417,506
WEX, Inc.(b)	2,949	373,196
Xerox Holdings Corp.	58,174	1,011,064
Xilinx, Inc.	21,016	2,494,389
Zebra Technologies Corp., Class A(b)	3,809	1,080,385

		569,146,083

Materials-4.14%
Air Products and Chemicals, Inc.	20,027	5,532,258
Albemarle Corp.	14,758	1,375,593
Alcoa Corp.(b)	161,414	2,085,469
Allegheny Technologies, Inc.(b)	33,215	305,910
AptarGroup, Inc.	7,266	828,978
Arconic Corp.(b)	19,469	423,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
Ashland Global Holdings, Inc.	11,129	$776,470
Avery Dennison Corp.	10,901	1,508,589
Avient Corp.	18,580	577,281
Axalta Coating Systems Ltd.(b)	36,073	905,793
Ball Corp.	26,491	2,357,699
Berry Global Group, Inc.(b)	36,016	1,679,426
Boise Cascade Co.	13,273	509,418
Cabot Corp.	16,816	639,176
Carpenter Technology Corp.	12,928	225,981
Celanese Corp.	18,875	2,142,501
CF Industries Holdings, Inc.	56,706	1,565,653
Chemours Co. (The)	64,588	1,300,802
Commercial Metals Co.	43,134	890,717
Compass Minerals International, Inc.	8,982	542,333
Constellium SE(b)	55,912	492,585
Corteva, Inc.	164,623	5,429,267
Crown Holdings, Inc.(b)	24,617	2,112,139
Domtar Corp.	38,450	918,186
Dow, Inc.	165,751	7,540,013
DuPont de Nemours, Inc.	292,871	16,658,502
Eastman Chemical Co.	43,940	3,552,110
Ecolab, Inc.	19,431	3,567,337
Element Solutions, Inc.(b)	54,409	637,673
FMC Corp.	8,712	895,071
Freeport-McMoRan, Inc.	366,192	6,349,769
Graphic Packaging Holding Co.	75,243	999,979
Greif, Inc., Class A	10,667	432,974
H.B. Fuller Co.	11,368	514,402
Huntsman Corp.	93,127	2,262,055
International Flavors & Fragrances, Inc.	13,931	1,430,156
International Paper Co.	146,856	6,424,950
Linde PLC (United Kingdom)	62,430	13,755,826
Louisiana-Pacific Corp.	22,239	635,591
LyondellBasell Industries N.V., Class A	111,276	7,616,842
Martin Marietta Materials, Inc.	6,223	1,657,496
Mosaic Co. (The)	159,087	2,943,110
Newmont Corp.	59,857	3,761,414
Nucor Corp.	109,234	5,217,016
O-I Glass, Inc.	91,755	865,250
Olin Corp.	70,315	1,163,713
Packaging Corp. of America	19,918	2,280,412
PPG Industries, Inc.	34,699	4,501,154
Reliance Steel & Aluminum Co.	18,690	2,037,023
RPM International, Inc.	17,267	1,461,997
Scotts Miracle-Gro Co. (The)	4,984	747,849
Sealed Air Corp.	34,830	1,378,920
Sherwin-Williams Co. (The)	5,145	3,539,657
Silgan Holdings, Inc.	17,244	594,056
Sonoco Products Co.	23,747	1,160,991
Steel Dynamics, Inc.	67,689	2,130,850
Summit Materials, Inc., Class A(b)	26,017	460,241
Trinseo S.A.	27,278	867,986
United States Steel Corp.(c)	217,039	2,096,597
Vulcan Materials Co.	12,126	1,756,330
Warrior Met Coal, Inc.	53,855	807,825
Westlake Chemical Corp.	9,728	657,807
Westrock Co.	105,145	3,948,195

		154,434,619

	Shares	Value
Real Estate-2.86%
Alexander & Baldwin, Inc.	26,649	$342,440
Alexandria Real Estate Equities, Inc.	9,653	1,462,623
American Campus Communities, Inc.	24,142	904,359
American Homes 4 Rent, Class A	26,052	736,490
American Tower Corp.	20,151	4,627,677
Apartment Investment & Management Co., Class A	18,464	589,002
Apple Hospitality REIT, Inc.	81,642	808,256
AvalonBay Communities, Inc.	15,010	2,088,341
Boston Properties, Inc.	21,345	1,545,591
Brandywine Realty Trust	42,086	368,673
Brixmor Property Group, Inc.	71,715	785,996
Camden Property Trust	10,975	1,012,334
CBRE Group, Inc., Class A(b)	53,062	2,674,325
Colony Capital, Inc.	238,342	848,498
Columbia Property Trust, Inc.	35,295	373,421
CoreCivic, Inc.	64,617	414,195
Corporate Office Properties Trust	21,082	472,869
Cousins Properties, Inc.	14,647	373,206
Crown Castle International Corp.	34,559	5,398,116
CubeSmart	22,698	770,143
CyrusOne, Inc.	10,331	734,018
DiamondRock Hospitality Co.	62,935	310,899
Digital Realty Trust, Inc.	23,116	3,335,639
Diversified Healthcare Trust	144,746	419,040
Douglas Emmett, Inc.	18,817	444,081
Duke Realty Corp.	39,747	1,509,989
EPR Properties	12,577	299,836
Equinix, Inc.	5,477	4,005,002
Equity LifeStyle Properties, Inc.	9,785	579,174
Equity Residential	45,575	2,141,114
Essex Property Trust, Inc.	6,319	1,292,804
Extra Space Storage, Inc.	11,687	1,355,108
Federal Realty Investment Trust	8,790	604,576
Gaming and Leisure Properties, Inc.	22,306	810,823
GEO Group, Inc. (The)	56,954	504,612
Healthcare Realty Trust, Inc.	17,015	473,017
Healthcare Trust of America, Inc., Class A	27,150	659,745
Healthpeak Properties, Inc.	71,954	1,940,599
Highwoods Properties, Inc.	18,126	539,611
Host Hotels & Resorts, Inc.	213,158	2,233,896
Howard Hughes Corp. (The)(b)	5,305	329,918
Hudson Pacific Properties, Inc.	22,078	425,222
Invitation Homes, Inc.	51,734	1,410,269
Iron Mountain, Inc.	80,128	2,088,136
JBG SMITH Properties	15,111	352,842
Jones Lang LaSalle, Inc.	10,640	1,200,830
Kilroy Realty Corp.	12,799	602,577
Kimco Realty Corp.	87,207	894,744
Lamar Advertising Co., Class A	12,279	760,807
Lexington Realty Trust	49,191	488,467
Life Storage, Inc.	6,080	694,032
Macerich Co. (The)(c)	66,267	461,218
Medical Properties Trust, Inc.	46,300	825,066
Mid-America Apartment Communities, Inc.	12,891	1,503,477
National Retail Properties, Inc.	16,568	530,342
Office Properties Income Trust	15,405	283,606
Omega Healthcare Investors, Inc.	27,724	798,728
Outfront Media, Inc.	39,508	517,950
Paramount Group, Inc.	52,309	302,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Park Hotels & Resorts, Inc.	74,706	$741,831
Pebblebrook Hotel Trust	31,791	380,856
Physicians Realty Trust	25,351	427,418
Piedmont Office Realty Trust, Inc., Class A	28,313	323,334
Prologis, Inc.	52,825	5,240,240
Public Storage	12,511	2,865,895
Rayonier, Inc.	27,112	688,103
Realogy Holdings Corp.(b)	88,615	988,943
Realty Income Corp.	25,969	1,502,566
Regency Centers Corp.	24,298	864,766
Retail Properties of America, Inc., Class A	63,978	335,245
RLJ Lodging Trust.	69,283	566,735
Ryman Hospitality Properties, Inc.	6,726	268,031
Sabra Health Care REIT, Inc.	32,709	430,450
SBA Communications Corp., Class A	2,506	727,667
Service Properties Trust	76,064	548,421
Simon Property Group, Inc.	44,445	2,791,590
SITE Centers Corp.	57,318	390,336
SL Green Realty Corp.(c)	20,078	859,539
Spirit Realty Capital, Inc.	15,981	480,229
STORE Capital Corp.	19,949	512,689
Sun Communities, Inc.	5,996	825,230
Sunstone Hotel Investors, Inc.	76,034	564,172
Taubman Centers, Inc.	10,497	350,810
UDR, Inc.	26,629	831,890
Uniti Group, Inc.	89,228	786,991
Ventas, Inc.	75,718	2,988,590
VEREIT, Inc.	221,311	1,372,128
VICI Properties, Inc.	49,256	1,130,425
Vornado Realty Trust	30,647	941,782
Washington Prime Group, Inc.(c)	294,900	172,664
Weingarten Realty Investors	23,481	372,409
Welltower, Inc.	68,051	3,659,102
Weyerhaeuser Co.	146,277	3,991,899
WP Carey, Inc.	19,705	1,233,730
Xenia Hotels & Resorts, Inc.	35,072	288,993

		106,706,414

Utilities-4.45%
AES Corp. (The)	189,052	3,686,514
ALLETE, Inc.	10,182	525,188
Alliant Energy Corp.	33,952	1,876,866
Ameren Corp.	41,765	3,387,977
American Electric Power Co., Inc.	88,343	7,944,686
American Water Works Co., Inc.	17,571	2,644,611
Atmos Energy Corp.	14,961	1,371,475
Avangrid, Inc.	11,775	580,978
Avista Corp.	14,908	495,244
Black Hills Corp.	9,852	558,214
CenterPoint Energy, Inc.	142,977	3,021,104
CMS Energy Corp.	43,761	2,771,384
Consolidated Edison, Inc.	77,512	6,083,917
Dominion Energy, Inc.	116,660	9,372,464
DTE Energy Co.	35,285	4,354,875
Duke Energy Corp.	170,487	15,703,558
Edison International	71,630	4,014,145

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
Entergy Corp.	37,231	$3,768,522
Essential Utilities, Inc.	16,113	663,856
Evergy, Inc.	44,782	2,471,966
Eversource Energy	49,186	4,292,462
Exelon Corp.	275,867	11,004,335
FirstEnergy Corp.	105,063	3,122,472
Hawaiian Electric Industries, Inc.	21,791	719,975
IDACORP, Inc.	7,699	675,433
MDU Resources Group, Inc.	41,335	982,120
National Fuel Gas Co.	20,564	821,737
New Jersey Resources Corp.	16,066	468,806
NextEra Energy, Inc.	194,922	14,270,240
NiSource, Inc.	68,707	1,578,200
NorthWestern Corp.	9,613	501,126
NRG Energy, Inc.	42,621	1,347,676
OGE Energy Corp.	36,789	1,131,997
ONE Gas, Inc.	7,913	546,313
PG&E Corp.(b)	345,144	3,299,577
Pinnacle West Capital Corp.	22,901	1,868,035
PNM Resources, Inc.	12,546	627,300
Portland General Electric Co.	17,102	672,109
PPL Corp.	185,059	5,089,122
Public Service Enterprise Group, Inc.	108,916	6,333,465
Sempra Energy	39,885	4,999,984
South Jersey Industries, Inc.	16,747	322,715
Southern Co. (The)	196,278	11,276,171
Southwest Gas Holdings, Inc.	12,677	833,132
Spire, Inc.	9,367	524,927
UGI Corp.	51,220	1,656,455
Vistra Corp.	111,817	1,942,261
WEC Energy Group, Inc.	40,862	4,108,674
Xcel Energy, Inc.	83,103	5,819,703

		166,134,066

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,610,613,499)		3,730,687,812

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.74%
Invesco Private Government Fund, 0.04%(d)(f)(g)	11,130,275	11,130,275
Invesco Private Prime Fund, 0.11%(d)(f)(g)	16,690,405	16,695,412

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,825,530)		27,825,687

TOTAL INVESTMENTS IN SECURITIES-100.70% (Cost $3,638,439,029)		3,758,513,499
OTHER ASSETS LESS LIABILITIES-(0.70)%		(26,188,574)

NET ASSETS-100.00%		$3,732,324,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Ltd.	$1,635,550	$39,280	$(309,885)	$1,024,842	$(241,766)	$2,148,021	$55,315
Invesco Mortgage Capital, Inc.	113,471	18,341	(30,736)	71,172	(85,292)	86,956	20,653
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	23,820,087	(23,820,087)	-	-	-	88
Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,516,296	66,479,831	(68,996,127)	-	-	-	1,276
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,953,152	72,773,856	(94,596,733)	-	-	11,130,275	4,413	*
Invesco Private Prime Fund	-	37,009,561	(20,315,675)	157	1,369	16,695,412	4,122	*

Total	$37,218,469	$200,140,956	$(208,069,243)	$1,096,171	$(325,689)	$30,060,664	$85,867

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Financials	15.91

Information Technology	15.25

Health Care	12.57

Consumer Discretionary	10.93

Industrials	10.37

Consumer Staples	9.07

Communication Services	8.98

Energy	5.43

Utilities	4.45

Materials	4.14

Real Estate	2.86

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.67%
ANGI Homeservices, Inc., Class A(b)	31,189	$330,603
ATN International, Inc.	14,937	667,684
Bandwidth, Inc., Class A(b)(c)	2,454	393,511
Boingo Wireless, Inc.(b)	25,590	239,011
Boston Omaha Corp., Class A(b)	6,459	103,215
Cable One, Inc.	1,212	2,099,014
Cargurus, Inc., (Acquired 03/20/2020 -04/13/2020; Cost $187,944)(b)(d)	11,283	224,870
Cars.com, Inc.(b)(c)	223,161	1,649,160
Cincinnati Bell, Inc.(b)	159,234	2,396,472
Clear Channel Outdoor Holdings, Inc.(b)	324,969	290,522
Cogent Communications Holdings, Inc.	21,151	1,180,226
comScore, Inc.(b)	141,242	281,778
Consolidated Communications Holdings, Inc.(b	310,401	1,449,573
Cumulus Media, Inc., Class A(b)(c)	44,512	225,231
DHI Group, Inc.(b)	81,379	137,530
E.W. Scripps Co. (The), Class A	91,267	828,704
Emerald Holding, Inc.	39,793	104,258
Entercom Communications Corp., Class A	310,923	466,384
Entravision Communications Corp., Class A	142,824	261,368
Eros International PLC (India)(b)(c)	214,253	411,366
Eventbrite, Inc., Class A(b)(c)	10,811	99,785
Fluent, Inc.(b)	54,263	138,371
Gannett Co., Inc.	392,261	451,100
Glu Mobile, Inc.(b)	33,983	243,318
Gogo, Inc.(b)(c)	94,043	756,106
Gray Television, Inc.(b)	126,745	1,607,127
IDT Corp., Class B(b)	53,957	514,210
iHeartMedia, Inc., Class A(b)(c)	170,221	1,399,217
IMAX Corp.(b)	55,125	635,591
Iridium Communications, Inc.(b)	66,042	1,744,169
Liberty Media Corp.-Liberty Braves, Class A(b)	3,943	81,620
Liberty Media Corp.-Liberty Braves, Class C(b)	15,987	327,254
Liberty TripAdvisor Holdings, Inc., Class A(b)	230,291	409,918
Madison Square Garden Entertainment Corp.(b)	9,454	614,510
Madison Square Garden Sports Corp., Class A(b)	9,142	1,294,873
Marcus Corp. (The)	28,442	208,480
Match Group, Inc.(b)	6,564	766,544
MDC Partners, Inc., Class A(b)	107,586	251,751
MSG Networks, Inc., Class A(b)	64,722	578,615
National CineMedia, Inc.	149,972	297,694
New York Times Co. (The), Class A	57,010	2,261,016
ORBCOMM, Inc.(b)	106,151	456,449
QuinStreet, Inc.(b)	21,832	349,421
Roku, Inc.(b)	3,259	659,622
Scholastic Corp.	57,240	1,131,062
Shenandoah Telecommunications Co.	24,736	1,078,984
Sirius XM Holdings, Inc.(c)	377,427	2,162,657
Snap, Inc., Class A(b)	71,433	2,813,746
Spok Holdings, Inc.	32,159	292,004
TechTarget, Inc.(b)	7,767	340,195

	Shares	Value
Communication Services-(continued)
Tribune Publishing Co.	42,335	$485,159
TripAdvisor, Inc.	98,435	1,881,093
TrueCar, Inc.(b)	144,729	631,018
United States Cellular Corp.(b)	48,445	1,410,718
Vonage Holdings Corp.(b)	147,512	1,560,677
WideOpenWest, Inc.(b)	90,315	450,672
World Wrestling Entertainment, Inc., Class A	15,359	558,453
Yelp, Inc.(b)	49,119	966,171
Zillow Group, Inc., Class A(b)	16,014	1,430,531
Zillow Group, Inc., Class C(b)	35,327	3,130,679
Zynga, Inc., Class A(b)	244,507	2,198,118

		52,409,178

Consumer Discretionary-15.72%
1-800-Flowers.com, Inc., Class A(b)	25,873	513,062
Acushnet Holdings Corp.	37,542	1,281,308
Adtalem Global Education, Inc.(b)	78,033	1,829,094
American Outdoor Brands, Inc.(b)	33,619	508,655
American Public Education, Inc.(b)	28,507	805,893
America’s Car-Mart, Inc.(b)	4,467	386,485
At Home Group, Inc.(b)	181,610	2,958,427
Barnes & Noble Education, Inc.(b)	213,785	491,706
Bassett Furniture Industries, Inc.	31,648	467,124
Beazer Homes USA, Inc.(b)	124,549	1,517,007
Big 5 Sporting Goods Corp.(c)	114,049	837,120
Biglari Holdings, Inc., Class A(b)	291	127,167
Biglari Holdings, Inc., Class B(b)	2,746	230,032
BJ’s Restaurants, Inc.	27,463	774,731
Blue Apron Holdings, Inc., Class A(b)(c)	62,976	270,797
Bluegreen Vacations Holding Corp.	15,885	129,463
Boot Barn Holdings, Inc.(b)	27,293	873,922
Boyd Gaming Corp.	83,028	2,633,648
Bright Horizons Family Solutions, Inc.(b)	16,610	2,625,210
Buckle, Inc. (The)	76,886	1,842,189
Build-A-Bear Workshop, Inc.(b)	84,495	348,964
Caesars Entertainment, Inc.(b)	32,405	1,452,392
Caleres, Inc.	182,820	1,404,058
Callaway Golf Co.	68,005	1,053,397
Camping World Holdings, Inc., Class A	64,649	1,709,320
Carriage Services, Inc.	22,725	586,532
Carrols Restaurant Group, Inc.(b)	137,327	803,363
Carvana Co.(b)	1,495	277,098
Cato Corp. (The), Class A	71,887	439,948
Cavco Industries, Inc.(b)	5,080	874,471
Century Casinos, Inc.(b)	40,597	191,212
Century Communities, Inc.(b)	41,460	1,610,306
Cheesecake Factory, Inc. (The)(c)	63,207	1,878,512
Chegg, Inc.(b)	13,742	1,009,212
Chewy, Inc., Class A(b)(c)	6,106	376,130
Chico’s FAS, Inc.	653,440	699,181
Children’s Place, Inc. (The)(c)	29,277	739,830
Choice Hotels International, Inc.	11,352	991,597
Churchill Downs, Inc.	9,918	1,479,270
Chuy’s Holdings, Inc.(b)	20,637	433,171
Citi Trends, Inc.	26,123	682,072
Clarus Corp.	15,036	233,208
Collectors Universe, Inc.	9,775	536,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Columbia Sportswear Co.	19,894	$1,483,893
Conn’s, Inc.(b)	146,158	1,369,500
Container Store Group, Inc. (The)(b)(c)	83,493	794,853
Crocs, Inc.(b)	27,802	1,454,879
Culp, Inc.	27,036	335,517
Dave & Buster’s Entertainment, Inc.	31,767	545,122
Del Taco Restaurants, Inc.(b)	92,709	687,437
Denny’s Corp.(b)	32,623	292,302
Despegar.com Corp. (Argentina)(b)	30,545	207,706
Dillard’s, Inc., Class A(c)	44,141	1,974,427
Dine Brands Global, Inc.	16,032	824,846
Dorman Products, Inc.(b)	23,517	2,099,363
Drive Shack, Inc.(b)(c)	219,953	323,331
Duluth Holdings, Inc., Class B(b)(c)	23,785	364,862
El Pollo Loco Holdings, Inc.(b)	24,372	344,133
Ethan Allen Interiors, Inc.	72,268	1,159,901
Etsy, Inc.(b)	14,793	1,798,681
Everi Holdings, Inc.(b)	55,763	480,119
Express, Inc.(b)	626,281	382,658
Farfetch Ltd., Class A (United Kingdom)(b)	46,870	1,318,453
Fiesta Restaurant Group, Inc.(b)	70,995	613,397
Five Below, Inc.(b)	16,486	2,198,243
Flexsteel Industries, Inc.	18,831	526,326
Floor & Decor Holdings, Inc., Class A(b)	19,712	1,438,976
Fossil Group, Inc.(b)	560,746	3,201,860
Fox Factory Holding Corp.(b)	11,541	970,367
Francesca’s Holdings Corp.(b)(c)	74,448	219,622
frontdoor, Inc.(b)	34,225	1,355,994
Funko, Inc., Class A(b)(c)	36,392	230,725
Genesco, Inc.(b)	85,494	1,514,954
Gentherm, Inc.(b)	34,195	1,582,887
Golden Entertainment, Inc.(b)	22,802	293,234
GoPro, Inc., Class A(b)	224,562	1,333,898
Grand Canyon Education, Inc.(b)	32,885	2,577,197
Green Brick Partners, Inc.(b)	33,196	593,876
Groupon, Inc.(b)(c)	68,630	1,330,736
Grubhub, Inc.(b)	38,133	2,820,317
Guess?, Inc.	121,572	1,432,118
Hamilton Beach Brands Holding Co., Class A	23,157	510,612
Haverty Furniture Cos., Inc., (Acquired 07/03/2013 - 03/20/2020; Cost $1,108,337)(d)	62,118	1,554,192
Helen of Troy Ltd.(b)	14,216	2,695,354
Hibbett Sports, Inc.(b)	58,100	2,196,761
Hilton Grand Vacations, Inc.(b)	100,424	2,068,734
Hooker Furniture Corp.	27,454	754,985
Houghton Mifflin Harcourt Co.(b)	294,469	768,564
Hovnanian Enterprises, Inc., Class A(b)(c)	49,941	1,586,126
Hudson Ltd., Class A(b)	76,949	587,890
Hyatt Hotels Corp., Class A	27,909	1,538,902
Installed Building Products, Inc.(b)	10,874	984,532
iRobot Corp.(b)(c)	26,755	2,129,163
J. Jill, Inc.(b)(c)	305,268	202,484
Jack in the Box, Inc.	23,196	1,857,072
Johnson Outdoors, Inc., Class A	4,421	386,086
K12, Inc.(b)	87,603	2,091,084
Kirkland’s, Inc.(b)(c)	252,286	2,341,214
Lands’ End, Inc.(b)	41,512	666,268
La-Z-Boy, Inc.	60,589	2,073,961

	Shares	Value
Consumer Discretionary-(continued)
LCI Industries	24,572	$2,694,566
LGI Homes, Inc.(b)	15,555	1,662,518
Lindblad Expeditions Holdings, Inc.(b)	13,236	110,124
Liquidity Services, Inc.(b)	40,749	347,589
Lumber Liquidators Holdings, Inc.(b)	92,207	2,039,619
M.D.C. Holdings, Inc.	61,180	2,662,554
M/I Homes, Inc.(b)	54,904	2,246,672
Magnite, Inc.(b)(c)	36,946	333,622
MakeMyTrip Ltd. (India)(b)	25,214	473,267
Malibu Boats, Inc., Class A(b)	9,750	495,593
MarineMax, Inc.(b)	53,967	1,617,931
MasterCraft Boat Holdings, Inc.(b)	25,849	533,006
MercadoLibre, Inc. (Argentina)(b)	1,792	2,175,578
Modine Manufacturing Co.(b)	139,899	895,354
Monarch Casino & Resort, Inc.(b)	6,868	298,003
Monro, Inc.	28,911	1,215,997
Motorcar Parts of America, Inc.(b)	35,969	529,823
Movado Group, Inc.	45,105	492,096
National Vision Holdings, Inc.(b)	55,933	2,255,778
Nautilus, Inc.(b)	175,071	3,797,290
New Home Co., Inc. (The)(b)	40,069	203,551
Noodles & Co.(b)	27,138	175,311
Ollie’s Bargain Outlet Holdings, Inc.(b)	28,321	2,466,476
Overstock.com, Inc.(b)	92,081	5,165,744
Oxford Industries, Inc.	21,629	890,466
Papa John’s International, Inc.	17,285	1,324,031
Party City Holdco, Inc.(b)(c)	803,242	1,598,452
Patrick Industries, Inc.	27,838	1,551,968
Perdoceo Education Corp.(b)	45,037	508,468
PetMed Express, Inc.(c)	19,389	573,527
Planet Fitness, Inc., Class A(b)	8,995	533,134
Playa Hotels & Resorts N.V.(b)	96,415	373,126
PlayAGS, Inc.(b)	33,163	89,540
Pool Corp.	13,011	4,551,638
Potbelly Corp.(b)(c)	66,800	237,808
Quotient Technology, Inc.(b)	45,271	402,912
RCI Hospitality Holdings, Inc.	9,278	198,549
Red Lion Hotels Corp.(b)	69,206	119,726
Red Robin Gourmet Burgers, Inc.(b)(c)	45,223	544,485
Red Rock Resorts, Inc., Class A	64,535	1,233,909
Regis Corp.(b)	67,816	375,701
Rent-A-Center, Inc.	72,058	2,226,592
RH(b)	9,424	3,159,208
Rocky Brands, Inc.	12,276	330,224
Ruth’s Hospitality Group, Inc.	25,660	286,879
Scientific Games Corp.(b)	111,313	3,548,658
SeaWorld Entertainment, Inc.(b)	38,214	841,472
Select Interior Concepts, Inc., Class A(b)	47,291	327,254
Shake Shack, Inc., Class A(b)(c)	5,381	363,325
Shoe Carnival, Inc.(c)	17,593	545,031
Shutterstock, Inc.	10,576	692,199
Skyline Champion Corp.(b)	19,757	506,767
Sleep Number Corp.(b)	26,472	1,677,266
Smith & Wesson Brands, Inc.(c)	130,648	2,167,450
Sonos, Inc.(b)	49,495	722,627
Sportsman’s Warehouse Holdings, Inc.(b)	132,724	1,728,066
Stamps.com, Inc.(b)	7,590	1,694,392
Standard Motor Products, Inc.	27,616	1,264,813
Steven Madden Ltd.	54,632	1,311,714
Stitch Fix, Inc., Class A(b)(c)	12,543	431,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Stoneridge, Inc.(b)	32,038	$731,428
Strategic Education, Inc.	8,723	724,532
Sturm Ruger & Co., Inc.	21,671	1,448,923
Superior Industries International, Inc.(b)	141,216	173,696
Tempur Sealy International, Inc.(b)	35,292	3,140,988
Texas Roadhouse, Inc.	43,598	3,053,168
Tilly’s, Inc., Class A	70,712	434,172
TopBuild Corp.(b)	21,712	3,326,496
Turtle Beach Corp.(b)(c)	20,565	370,581
Twin River Worldwide Holdings, Inc.	18,764	455,402
Unifi, Inc.(b)	33,101	496,184
Universal Electronics, Inc.(b)	16,396	607,636
Veoneer, Inc. (Sweden)(b)(c)	224,301	3,447,506
Vera Bradley, Inc.(b)	51,040	323,594
Vista Outdoor, Inc.(b)	217,765	4,305,214
Wayfair, Inc., Class A(b)(c)	21,578	5,351,991
Wendy’s Co. (The)	121,236	2,649,007
Weyco Group, Inc.	8,193	129,777
Wingstop, Inc.	6,243	726,248
Winnebago Industries, Inc.	22,391	1,051,257
Wolverine World Wide, Inc.	95,341	2,542,744
WW International, Inc.(b)	39,099	827,335
Wyndham Hotels & Resorts, Inc.	51,532	2,396,753
YETI Holdings, Inc.(b)	11,480	568,030
ZAGG, Inc.(b)(c)	66,322	189,018
Zumiez, Inc.(b)	30,711	859,908

		224,536,801

Consumer Staples-3.29%
Adecoagro S.A. (Brazil)(b)	143,471	694,400
Andersons, Inc. (The)	146,666	3,181,186
Boston Beer Co., Inc. (The), Class A(b)	2,936	3,051,032
Calavo Growers, Inc.	12,016	806,634
Cal-Maine Foods, Inc.(b)	45,044	1,727,437
Central Garden & Pet Co., Class A(b)	70,561	2,497,154
Chefs’ Warehouse, Inc. (The)(b)	29,006	392,161
Coca-Cola Consolidated, Inc.	4,823	1,104,226
elf Beauty, Inc.(b)	15,204	308,185
Energizer Holdings, Inc.	42,551	1,674,382
Farmer Brothers Co.(b)	30,941	107,365
Fresh Del Monte Produce, Inc.	92,464	1,990,750
Freshpet, Inc.(b)	2,780	318,310
Grocery Outlet Holding Corp.(b)	22,755	1,001,675
Herbalife Nutrition Ltd.(b)	80,924	3,652,909
Hostess Brands, Inc.(b)	138,196	1,746,797
Ingles Markets, Inc., Class A	52,802	1,893,480
Inter Parfums, Inc.	9,518	390,809
J&J Snack Foods Corp.	8,484	1,150,176
John B. Sanfilippo & Son, Inc.	11,591	843,361
Lancaster Colony Corp.	12,547	2,084,559
Landec Corp.(b)	48,397	465,095
Lifevantage Corp.(b)	13,908	153,683
Limoneira Co.	12,308	170,220
Medifast, Inc.	4,899	688,261
MGP Ingredients, Inc.	12,002	504,324
National Beverage Corp.(b)(c)	13,264	1,038,439
Natural Grocers by Vitamin Cottage, Inc.	38,483	409,459
NewAge, Inc.(b)	58,648	137,236
Pilgrim’s Pride Corp.(b)	108,289	1,812,758
PriceSmart, Inc.	34,082	2,351,658

	Shares	Value
Consumer Staples-(continued)
Revlon, Inc., Class A(b)(c)	16,715	$68,531
Seneca Foods Corp., Class A(b)	9,503	350,186
Simply Good Foods Co. (The)(b)	28,469	535,217
SpartanNash Co.	152,099	2,800,143
Tootsie Roll Industries, Inc.(c)	10,195	304,627
Turning Point Brands, Inc.	7,354	275,554
USANA Health Sciences, Inc.(b)	13,539	1,024,225
Village Super Market, Inc., Class A	32,300	731,595
WD-40 Co.	4,965	1,208,382
Weis Markets, Inc.	30,207	1,371,700

		47,018,281

Energy-3.65%
Abraxas Petroleum Corp.(b)(c)	50,734	82,696
Amplify Energy Corp.(c)	44,095	28,675
Antero Midstream Corp.	35,068	200,940
Arch Resources, Inc.	34,699	1,060,054
Archrock, Inc.	241,572	1,432,522
Ardmore Shipping Corp. (Ireland)	99,337	278,144
Berry Corp.	108,864	285,224
Bonanza Creek Energy, Inc.(b)	49,331	873,652
Bristow Group, Inc.(b)	16,433	341,478
Cactus, Inc., Class A	18,412	313,004
Callon Petroleum Co.(b)(c)	107,740	563,480
Centennial Resource Development, Inc., Class A(b)	1,012,395	627,381
ChampionX Corp.(b)	98,255	857,766
Clean Energy Fuels Corp.(b)	167,135	414,495
CONSOL Energy, Inc.(b)	348,840	1,322,104
Core Laboratories N.V.	82,393	1,190,579
CVR Energy, Inc.	79,654	876,991
DHT Holdings, Inc.	190,699	917,262
Diamond S Shipping, Inc.(b)	91,446	517,584
DMC Global, Inc.	6,782	241,236
Dorian LPG Ltd.(b)	53,864	441,685
Dril-Quip, Inc.(b)	48,896	1,266,406
Equitrans Midstream Corp.	285,407	2,072,055
Evolution Petroleum Corp.	35,013	77,379
Exterran Corp.(b)	97,648	413,051
Forum Energy Technologies, Inc.(b)	549,856	261,402
Frank’s International N.V.(b)	295,461	517,057
FTS International, Inc.(b)(c)	9,263	30,475
GasLog Ltd. (Greece)	191,871	456,653
Geopark Ltd. (Colombia)	35,019	240,931
Geospace Technologies Corp.(b)	15,181	77,878
Golar LNG Ltd. (Bermuda)(b)	181,097	1,367,282
Green Plains, Inc.(b)	227,275	3,431,852
Gulf Island Fabrication, Inc.(b)	36,208	118,038
Helix Energy Solutions Group, Inc.(b)	282,846	701,458
HighPoint Resources Corp.(b)	13,057	72,075
International Seaways, Inc.	77,365	1,047,522
ION Geophysical Corp.(b)(c)	39,779	58,873
KLX Energy Services Holdings, Inc.(b)(c)	30,314	118,831
Kosmos Energy Ltd. (Ghana)	475,490	472,780
Laredo Petroleum, Inc.(b)(c)	44,095	354,524
Liberty Oilfield Services, Inc., Class A	114,831	767,071
Magnolia Oil & Gas Corp., Class A(b)	147,781	641,370
Mammoth Energy Services, Inc.(b)	222,736	336,331
Matador Resources Co.(b)	172,642	1,220,579
Matrix Service Co.(b)	85,206	647,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Energy-(continued)
Montage Resources Corp.(b)	138,920	$687,654
NACCO Industries, Inc., Class A	4,899	95,481
National Energy Services Reunited Corp.(b)	37,642	278,551
Natural Gas Services Group, Inc.(b)	35,467	308,563
Navigator Holdings Ltd.(b)	64,613	442,599
Navios Maritime Acquisition Corp. (Greece)	101,868	373,856
Newpark Resources, Inc.(b)	339,308	242,639
NexTier Oilfield Solutions, Inc.(b)	211,949	400,584
Nine Energy Service, Inc.(b)(c)	100,977	108,045
Nordic American Tankers Ltd.(c)	615,976	1,792,490
Northern Oil and Gas, Inc.(b)(c)	29,101	107,674
Oil States International, Inc.(b)	285,007	709,667
Overseas Shipholding Group, Inc., Class A(b)	199,981	381,964
Pacific Ethanol, Inc.(b)	295,443	1,799,248
Par Pacific Holdings, Inc.(b)	88,071	567,177
Penn Virginia Corp.(b)	35,350	271,488
ProPetro Holding Corp.(b)	142,888	564,408
Renewable Energy Group, Inc.(b)	69,773	3,935,197
REX American Resources Corp.(b)	11,042	802,643
Ring Energy, Inc.(b)(c)	233,741	119,418
RPC, Inc.(b)	210,858	501,842
SandRidge Energy, Inc.(b)	168,901	290,510
Scorpio Tankers, Inc. (Monaco)	116,207	1,024,946
SEACOR Holdings, Inc.(b)	31,524	965,580
Select Energy Services, Inc., Class A(b)	110,413	333,447
SFL Corp. Ltd. (Norway)	193,985	1,262,842
SilverBow Resources, Inc.(b)(c)	45,290	211,504
Smart Sand, Inc.(b)(c)	100,977	129,251
Solaris Oilfield Infrastructure, Inc., Class A	17,342	102,838
Talos Energy, Inc.(b)	27,890	183,516
Teekay Corp. (Bermuda)(b)	413,111	727,075
Teekay Tankers Ltd., Class A (Bermuda)(b)	93,336	880,158
TETRA Technologies, Inc.(b)	438,684	243,689
Tidewater, Inc.(b)	89,027	521,698
US Silica Holdings, Inc.	349,106	949,568
VAALCO Energy, Inc.(b)	72,361	61,181
W&T Offshore, Inc.(b)(c)	119,619	167,467

		52,182,849

Financials-16.43%
1st Source Corp.	15,385	515,244
AG Mortgage Investment Trust, Inc.	65,605	171,229
Allegiance Bancshares, Inc.	20,912	591,810
Altabancorp	13,055	284,207
Amalgamated Bank, Class A	16,862	187,168
Ambac Financial Group, Inc.(b)	125,303	1,538,721
Amerant Bancorp, Inc.(b)	22,107	222,617
American National Group, Inc.	17,750	1,221,200
Ameris Bancorp	35,672	1,045,190
AMERISAFE, Inc.	23,833	1,405,670
Anworth Mortgage Asset Corp., (Acquired 03/21/2014 - 07/27/2020; Cost $1,193,987)(d)	272,971	447,672
Apollo Commercial Real Estate Finance, Inc.	169,523	1,474,850
Arbor Realty Trust, Inc.(c)	68,734	812,436
Ares Commercial Real Estate Corp.	41,057	382,241
Ares Management Corp., Class A	21,830	923,409
Argo Group International Holdings Ltd.	44,721	1,595,645

	Shares	Value
Financials-(continued)
Arlington Asset Investment Corp., Class A	63,693	$156,685
ARMOUR Residential REIT, Inc.	50,128	478,221
Artisan Partners Asset Management, Inc., Class A	63,928	2,560,956
Atlantic Capital Bancshares, Inc.(b)	22,233	308,594
Atlantic Union Bankshares Corp.	72,041	1,821,917
Axos Financial, Inc.(b)	63,293	1,725,367
B. Riley Financial, Inc.	14,749	387,014
Banc of California, Inc.	63,339	760,068
BancFirst Corp.	15,115	671,862
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	47,914	612,820
Bancorp, Inc. (The)(b)	41,431	397,738
BancorpSouth Bank	106,999	2,504,847
Bank of Marin Bancorp	10,276	309,719
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	62,920	1,664,863
BankFinancial Corp.	12,603	92,632
Banner Corp.	41,156	1,517,422
Berkshire Hills Bancorp, Inc.	62,737	817,463
BGC Partners, Inc., Class A	387,254	1,142,399
Blucora, Inc.(b)	47,441	472,038
Boston Private Financial Holdings, Inc.	134,296	829,949
Bridge Bancorp, Inc.	19,334	377,786
Bridgewater Bancshares, Inc.(b)	20,739	230,410
Brightsphere Investment Group, Inc.	93,764	1,293,943
Brookline Bancorp, Inc.	92,419	885,374
Bryn Mawr Bank Corp.	22,340	600,052
Byline Bancorp, Inc.	26,186	344,084
Cadence BanCorp	134,224	1,505,993
Camden National Corp.	15,425	493,137
Cannae Holdings, Inc.(b)	39,924	1,476,390
Capitol Federal Financial, Inc.	183,436	2,105,845
Capstar Financial Holdings, Inc.	16,790	174,448
Capstead Mortgage Corp	250,798	1,281,578
CBTX, Inc.	15,177	286,845
Central Pacific Financial Corp.	33,918	467,051
Century Bancorp, Inc., Class A	2,363	169,120
Cherry Hill Mortgage Investment Corp.	30,702	281,230
City Holding Co.	14,698	888,200
Civista Bancshares, Inc.	13,928	198,613
CNA Financial Corp.	61,875	1,843,256
Cohen & Steers, Inc.	13,391	754,047
Colony Credit Real Estate, Inc.	145,797	763,976
Columbia Financial, Inc.(b)	31,086	378,938
Community Bank System, Inc.	41,114	2,384,201
Community Trust Bancorp, Inc.	19,768	629,018
ConnectOne Bancorp, Inc.	29,593	456,620
Cowen, Inc., Class A	72,616	1,558,339
Credit Acceptance Corp.(b)(c)	5,595	1,667,981
Curo Group Holdings Corp.	35,739	267,685
Customers Bancorp, Inc.(b)	54,475	752,845
CVB Financial Corp.	123,610	2,163,175
Diamond Hill Investment Group, Inc.	4,660	638,140
Dime Community Bancshares, Inc.	49,952	631,893
Donnelley Financial Solutions, Inc.(b)	125,231	1,581,668
Dynex Capital, Inc.	45,278	741,654
Eagle Bancorp, Inc.	37,939	1,135,135
eHealth, Inc.(b)	3,226	216,497
Elevate Credit, Inc.(b)	84,261	212,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
Ellington Residential Mortgage REIT	18,228	$193,764
Employers Holdings, Inc.	39,313	1,258,409
Encore Capital Group, Inc.(b)	61,901	1,976,499
Enova International, Inc.(b)	86,746	1,331,551
Enstar Group Ltd.(b)	12,340	2,120,876
Enterprise Financial Services Corp.	17,497	509,338
Equity Bancshares, Inc., Class A(b)	19,713	362,325
Erie Indemnity Co., Class A	13,264	3,088,788
Evercore, Inc., Class A	39,315	3,127,115
Exantas Capital Corp.(c)	79,945	150,297
EZCORP, Inc., Class A(b)	258,239	1,151,746
FB Financial Corp.	30,314	894,263
FBL Financial Group, Inc., Class A	10,709	532,130
Federal Agricultural Mortgage Corp., Class C	13,095	845,806
FedNat Holding Co.	22,585	115,861
Financial Institutions, Inc.	16,805	297,953
First Bancorp	272,080	1,765,799
First Bancorp/Southern Pines NC	24,736	595,890
First Bancshares, Inc. (The)	8,858	211,175
First Busey Corp.	53,738	966,747
First Business Financial Services, Inc.	7,589	130,151
First Commonwealth Financial Corp.	113,608	979,301
First Financial Bancorp	113,418	1,621,877
First Financial Bankshares, Inc.	55,317	1,649,000
First Financial Corp.	16,849	584,997
First Foundation, Inc.	40,111	596,451
First Internet Bancorp	10,877	234,073
First Interstate BancSystem, Inc., Class A	38,178	1,347,683
First Merchants Corp.	43,856	1,145,080
First Midwest Bancorp, Inc.	129,584	1,626,279
First of Long Island Corp. (The)	21,868	337,423
FirstCash, Inc.	27,438	1,427,874
Flagstar Bancorp, Inc.	50,700	1,488,045
Flushing Financial Corp.	45,225	578,428
Focus Financial Partners, Inc., Class A(b)	16,132	588,979
FS Bancorp, Inc.	4,035	186,861
German American Bancorp, Inc.	18,761	566,019
Glacier Bancorp, Inc.	69,967	2,504,819
Granite Point Mortgage Trust, Inc.	58,726	395,813
Great Ajax Corp.	34,003	261,143
Great Southern Bancorp, Inc.	12,682	519,328
Great Western Bancorp, Inc.	85,912	1,115,997
Green Dot Corp., Class A(b)	47,262	2,520,010
Greenhill & Co., Inc.	49,628	641,690
Greenlight Capital Re Ltd., Class A(b)(c)	56,006	378,041
Guaranty Bancshares, Inc.	8,720	252,008
Hallmark Financial Services, Inc.(b)	22,838	61,891
Hamilton Lane, Inc., Class A	2,748	191,536
Hanmi Financial Corp.	59,169	531,929
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,975	1,045,204
HarborOne Bancorp, Inc.	18,759	176,335
HCI Group, Inc.	10,496	493,102
Heartland Financial USA, Inc.	32,100	1,057,374
Heritage Commerce Corp.	47,489	344,295
Heritage Financial Corp.	40,408	846,952
Heritage Insurance Holdings, Inc.	54,133	511,016
Hilltop Holdings, Inc.	97,593	2,226,096
Hingham Institution for Savings (The)	1,124	227,014

	Shares	Value
Financials-(continued)
Home Bancorp, Inc.	7,538	$190,259
HomeStreet, Inc.	28,591	888,322
HomeTrust Bancshares, Inc.	16,653	265,948
Hope Bancorp, Inc.	198,549	1,602,290
Horace Mann Educators Corp.	54,769	1,857,217
Horizon Bancorp, Inc.	32,158	398,759
Houlihan Lokey, Inc.	24,095	1,510,757
Independent Bank Corp.	23,436	1,342,648
Independent Bank Corp.	22,545	337,499
Independent Bank Group, Inc.	25,632	1,322,099
Interactive Brokers Group, Inc., Class A	14,488	689,194
International Bancshares Corp.	65,973	1,826,133
Investors Title Co.	1,531	204,419
James River Group Holdings Ltd.	47,032	2,197,805
Kearny Financial Corp.	84,068	706,171
Kingstone Cos., Inc.	19,637	114,287
Kinsale Capital Group, Inc.	2,758	517,042
KKR Real Estate Finance Trust, Inc.	27,103	452,891
Ladder Capital Corp.	141,260	1,059,450
Lakeland Bancorp, Inc.	55,828	621,366
Lakeland Financial Corp.	20,509	1,048,625
LendingClub Corp.(b)	89,308	417,068
LendingTree, Inc.(b)(c)	1,314	425,197
Live Oak Bancshares, Inc.	29,774	1,109,975
MarketAxess Holdings, Inc.	4,899	2,639,826
MBIA, Inc.(b)	214,388	1,224,155
Mercantile Bank Corp.	22,099	483,084
Merchants Bancorp	8,211	177,193
Mercury General Corp.	51,892	2,112,523
Meridian Bancorp, Inc.	39,744	494,813
Meta Financial Group, Inc.	21,042	617,372
Metropolitan Bank Holding Corp.(b)	6,727	201,474
Midland States Bancorp, Inc.	27,624	411,598
MidWestOne Financial Group, Inc.	12,451	250,888
Moelis & Co., Class A	48,497	1,804,088
Morningstar, Inc.	6,847	1,303,532
Mr. Cooper Group, Inc.(b)	127,006	2,677,286
National Bank Holdings Corp., Class A	23,722	715,218
National General Holdings Corp.	107,026	3,635,673
National Western Life Group, Inc., Class A	3,200	542,816
NBT Bancorp, Inc.	49,768	1,362,648
Nelnet, Inc., Class A	31,547	1,925,629
New York Mortgage Trust, Inc.	339,738	862,935
Nicolet Bankshares, Inc.(b)	6,667	411,354
NMI Holdings, Inc., Class A(b)	29,323	630,151
Northeast Bank	8,006	153,635
Northfield Bancorp, Inc.	47,873	486,390
Northrim BanCorp, Inc.	7,514	214,600
Northwest Bancshares, Inc.	169,091	1,804,201
OceanFirst Financial Corp.	45,541	681,749
Ocwen Financial Corp.(b)	12,268	283,391
OFG Bancorp	78,989	1,136,652
Oportun Financial Corp.(b)	11,351	150,968
Oppenheimer Holdings, Inc., Class A	24,646	617,629
Orchid Island Capital, Inc.	63,587	330,017
Origin Bancorp, Inc.	16,243	363,356
Pacific Premier Bancorp, Inc.	99,590	2,539,545
Park National Corp.	16,893	1,548,243
Peapack-Gladstone Financial Corp.	18,268	308,364
PennyMac Financial Services, Inc.	30,141	1,531,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
PennyMac Mortgage Investment Trust	133,570	$1,999,543
Peoples Bancorp, Inc.	21,973	496,590
Piper Sandler Cos	12,491	1,042,374
PJT Partners, Inc., Class A	3,903	264,077
PRA Group, Inc.(b)	65,450	2,233,808
Preferred Bank	10,396	351,697
Premier Financial Corp.	21,032	378,366
ProSight Global, Inc.(b)	14,163	167,548
Protective Insurance Corp.	9,174	120,638
Provident Financial Services, Inc.	91,839	1,246,255
QCR Holdings, Inc.	12,199	378,535
RBB Bancorp	18,435	235,415
Ready Capital Corp.	47,166	530,146
Redwood Trust, Inc.	163,702	1,391,467
Regional Management Corp.(b)	22,824	463,784
Renasant Corp.	75,993	2,166,560
Republic Bancorp, Inc., Class A	9,561	318,668
Republic First Bancorp, Inc.(b)	68,531	152,824
RLI Corp.	31,460	2,727,582
S&T Bancorp, Inc.	38,678	765,438
Safety Insurance Group, Inc.	17,799	1,245,930
Sandy Spring Bancorp, Inc.	42,144	1,068,350
Seacoast Banking Corp. of Florida(b)	41,195	884,869
ServisFirst Bancshares, Inc.	24,797	915,009
Simmons First National Corp., Class A	95,569	1,623,717
SmartFinancial, Inc.	14,293	213,537
South State Corp.	60,673	3,725,322
Southern First Bancshares, Inc.(b)	5,840	156,746
Southern National Bancorp of Virginia, Inc.	23,220	224,305
Southside Bancshares, Inc.	32,940	888,062
Spirit of Texas Bancshares, Inc.	9,704	123,338
State Auto Financial Corp.	21,116	260,571
Sterling Bancorp, Inc.	26,222	92,564
Stewart Information Services Corp.	48,745	2,066,301
Stock Yards Bancorp, Inc.	17,403	665,143
StoneX Group, Inc.(b)	19,780	1,047,944
TFS Financial Corp.	27,372	430,014
Third Point Reinsurance Ltd. (Bermuda)(b) .	106,804	830,935
Towne Bank	70,723	1,285,744
TPG RE Finance Trust, Inc., (Acquired 03/16/2018 - 07/27/2020; Cost $1,300,191)(d)	68,093	532,487
Tradeweb Markets, Inc., Class A	14,406	784,839
TriCo Bancshares	25,462	736,616
TriState Capital Holdings, Inc.(b)	24,876	313,189
Triumph Bancorp, Inc.(b)	19,960	840,915
Trupanion, Inc.(b)	6,018	430,528
TrustCo Bank Corp.	134,147	737,138
Trustmark Corp.	92,147	2,155,318
United Community Banks, Inc.	73,222	1,533,269
United Fire Group, Inc.	33,268	683,325
United Insurance Holdings Corp.	37,301	163,751
Universal Insurance Holdings, Inc.	55,408	690,938
Univest Financial Corp.	36,782	583,363
Veritex Holdings, Inc.	21,601	426,188
Virtu Financial, Inc., Class A	42,843	915,983
Virtus Investment Partners, Inc.	8,028	1,280,867
Walker & Dunlop, Inc.	23,031	1,448,189
Washington Trust Bancorp, Inc.	18,044	609,346
Waterstone Financial, Inc.	30,752	519,094

	Shares	Value
Financials-(continued)
Watford Holdings Ltd., Class A (Bermuda)(b)	40,676	$1,464,336
WesBanco, Inc.	71,206	1,729,594
Westamerica Bancorporation	20,537	1,075,523
Western Asset Mortgage Capital Corp.(c)	107,890	209,307
Westwood Holdings Group, Inc.	18,453	178,256
White Mountains Insurance Group Ltd.	2,030	1,843,910
WisdomTree Investments, Inc.	203,269	739,899
World Acceptance Corp.(b)(c)	15,485	1,300,585
WSFS Financial Corp.	28,964	917,869

		234,540,355

Health Care-11.54%
ABIOMED, Inc.(b)	9,513	2,396,134
ACADIA Pharmaceuticals, Inc.(b)	7,853	364,772
Acceleron Pharma, Inc.(b)	2,477	259,045
Accuray, Inc.(b)	96,258	280,111
Aclaris Therapeutics, Inc.(b)	96,307	369,819
Acorda Therapeutics, Inc.(b)(c)	565,957	494,760
Addus HomeCare Corp.(b)	5,250	512,242
Adverum Biotechnologies, Inc.(b)	10,468	114,206
Aerie Pharmaceuticals, Inc.(b)(c)	8,931	94,758
Agios Pharmaceuticals, Inc.(b)	11,138	446,300
Alkermes PLC(b)	78,302	1,272,407
Allogene Therapeutics, Inc.(b)	9,348	317,084
Allscripts Healthcare Solutions, Inc.(b)	354,652	3,574,892
Alnylam Pharmaceuticals, Inc.(b)	9,271	1,140,055
AMAG Pharmaceuticals, Inc.(b)(c)	133,426	1,830,605
Amedisys, Inc.(b)	8,514	2,205,126
American Renal Associates Holdings, Inc.(b)	58,145	668,086
Amicus Therapeutics, Inc.(b)	29,835	531,958
AMN Healthcare Services, Inc.(b)	32,384	2,114,027
Amneal Pharmaceuticals, Inc.(b)	188,760	785,242
Amphastar Pharmaceuticals, Inc.(b)	21,094	413,231
AnaptysBio, Inc.(b)	24,351	717,380
AngioDynamics, Inc.(b)	63,771	659,392
ANI Pharmaceuticals, Inc.(b)	5,557	141,648
Anika Therapeutics, Inc.(b)	10,662	347,794
Arcus Biosciences, Inc.(b)	8,717	190,031
Arena Pharmaceuticals, Inc.(b)	11,159	956,549
Assembly Biosciences, Inc.(b)	6,333	93,348
Assertio Holdings, Inc.(b)	627,230	388,883
Atara Biotherapeutics, Inc.(b)	23,302	300,829
AtriCure, Inc.(b)	7,767	268,427
Atrion Corp.	519	311,997
Avanos Medical, Inc.(b)	58,252	2,059,208
Avantor, Inc.(b)	88,699	2,064,026
AxoGen, Inc.(b)	9,183	115,798
Bio-Techne Corp.	10,849	2,738,396
BioTelemetry, Inc.(b)	10,833	461,269
Bluebird Bio, Inc.(b)	21,373	1,105,198
Blueprint Medicines Corp.(b)	5,963	609,896
Bruker Corp.	32,998	1,403,735
Cantel Medical Corp.	15,104	722,575
Capital Senior Living Corp.(b)	72,972	36,201
Cardiovascular Systems, Inc.(b)	5,971	212,866
Castlight Health, Inc., Class B(b)	122,044	107,753
Change Healthcare, Inc.(b)	22,824	322,960
Chemed Corp.	4,217	2,017,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Computer Programs & Systems, Inc.	17,896	$499,119
Concert Pharmaceuticals, Inc.(b)	11,586	119,568
CONMED Corp.	13,675	1,066,240
Corcept Therapeutics, Inc.(b)	25,465	427,303
CorVel Corp.(b)	4,899	446,887
Cross Country Healthcare, Inc.(b)	72,826	571,684
CryoLife, Inc.(b)	12,302	206,181
Cyclerion Therapeutics, Inc.(b)	30,950	72,423
Cymabay Therapeutics, Inc.(b)	87,446	727,551
CytomX Therapeutics, Inc.(b)	18,044	119,451
Denali Therapeutics, Inc.(b)	9,771	418,003
DexCom, Inc.(b)	3,226	1,030,965
Dicerna Pharmaceuticals, Inc.(b)	6,344	133,161
Eagle Pharmaceuticals, Inc.(b)	4,588	213,434
Editas Medicine, Inc.(b)	8,758	270,972
Emergent BioSolutions, Inc.(b)	25,749	2,316,638
Enanta Pharmaceuticals, Inc.(b)	10,874	474,433
Endo International PLC(b)	348,447	1,592,403
Ensign Group, Inc. (The)	30,539	1,796,915
Enzo Biochem, Inc.(b)	59,630	108,527
Epizyme, Inc.(b)	8,245	101,908
Evolent Health, Inc., Class A(b)	91,246	906,985
Exact Sciences Corp.(b)	7,330	907,674
Exelixis, Inc.(b)	74,509	1,525,944
FibroGen, Inc.(b)	11,159	428,282
Five Prime Therapeutics, Inc.(b)	52,133	237,726
Fluidigm Corp.(b)	35,491	203,718
FONAR Corp.(b)	9,440	185,402
G1 Therapeutics, Inc.(b)	16,088	176,807
Geron Corp.(b)(c)	121,341	211,133
Glaukos Corp.(b)(c)	3,197	178,776
Global Blood Therapeutics, Inc.(b)	7,042	372,381
Globus Medical, Inc., Class A(b)	31,223	1,627,343
GlycoMimetics, Inc.(b)	35,357	99,000
Guardant Health, Inc.(b)	2,082	222,066
Haemonetics Corp.(b)	14,396	1,455,292
Halozyme Therapeutics, Inc.(b)	15,697	439,516
Hanger, Inc.(b)	26,887	469,716
Harvard Bioscience, Inc.(b)	48,636	164,390
HealthEquity, Inc.(b)	8,731	449,559
HealthStream, Inc.(b)	16,367	299,516
Heron Therapeutics, Inc.(b)	14,686	239,529
Heska Corp.(b)	2,223	260,825
HMS Holdings Corp.(b)	56,562	1,505,680
Horizon Therapeutics PLC(b)	53,265	3,991,146
ICU Medical, Inc.(b)	8,367	1,487,569
IDEXX Laboratories, Inc.(b)	10,635	4,517,961
Incyte Corp.(b)	28,054	2,430,599
Innoviva, Inc.(b)	34,211	369,821
Inogen, Inc.(b)	10,375	303,054
Inovalon Holdings, Inc., Class A(b)	29,154	553,634
Insmed, Inc.(b)	5,963	196,421
Insulet Corp.(b)	2,056	456,946
Integer Holdings Corp.(b)	23,234	1,358,027
Integra LifeSciences Holdings Corp.(b)	35,684	1,573,664
Intellia Therapeutics, Inc.(b)(c)	16,620	397,883
Intersect ENT, Inc.(b)	6,112	94,736
Intra-Cellular Therapies, Inc.(b)	8,006	197,508
IntriCon Corp.(b)	8,768	109,600
Invacare Corp.	85,371	692,359

	Shares	Value
Health Care-(continued)
Invitae Corp.(b)(c)	6,889	$270,118
Ionis Pharmaceuticals, Inc.(b)	18,340	861,063
Iovance Biotherapeutics, Inc.(b)	14,002	499,591
Karyopharm Therapeutics, Inc.(b)	10,259	152,038
Lannett Co., Inc.(b)	125,980	810,051
Lantheus Holdings, Inc.(b)	32,242	350,148
LeMaitre Vascular, Inc.	6,522	211,835
LENSAR, Inc.(b)	41,242	402,522
LHC Group, Inc.(b)	13,714	2,969,767
Ligand Pharmaceuticals, Inc.(b)(c)	7,841	646,490
LivaNova PLC(b)	29,600	1,490,064
Luminex Corp.	24,150	532,266
MacroGenics, Inc.(b)	23,401	454,213
Madrigal Pharmaceuticals, Inc.(b)(c)	2,301	292,802
Masimo Corp.(b)	11,101	2,484,626
Medpace Holdings, Inc.(b)	9,304	1,032,186
Meridian Bioscience, Inc.(b)	102,298	1,754,411
Merit Medical Systems, Inc.(b)	39,899	1,996,945
Mesa Laboratories, Inc.	768	200,763
Moderna, Inc.(b)	47,647	3,214,743
MyoKardia, Inc.(b)	5,104	1,140,897
Myriad Genetics, Inc.(b)	104,818	1,302,888
Natera, Inc.(b)	3,465	233,056
National HealthCare Corp.	16,132	1,021,156
National Research Corp.	4,809	249,106
Natus Medical, Inc.(b)	27,005	491,761
Nektar Therapeutics(b)	95,895	1,518,977
Neogen Corp.(b)	14,856	1,036,057
NeoGenomics, Inc.(b)	11,291	442,946
Neurocrine Biosciences, Inc.(b)	5,061	499,369
Nevro Corp.(b)	2,462	367,355
NextGen Healthcare, Inc.(b)	60,686	825,330
Novocure Ltd.(b)	1,781	217,460
NuVasive, Inc.(b)	28,510	1,266,699
Omnicell, Inc.(b)	14,394	1,245,801
OPKO Health, Inc.(b)(c)	779,259	2,742,992
OraSure Technologies, Inc.(b)	68,884	1,029,127
Orthofix Medical, Inc.(b)	15,296	478,153
Oxford Immunotec Global PLC(b)	15,350	172,534
Pacific Biosciences of California, Inc.(b)	36,208	474,687
Pacira BioSciences, Inc.(b)	9,734	509,088
PDL BioPharma, Inc.(b)	543,536	1,168,602
Penumbra, Inc.(b)	2,729	712,351
PetIQ, Inc.(b)	9,510	271,606
Phibro Animal Health Corp., Class A	20,891	343,448
Precigen, Inc.(b)(c)	43,856	188,142
Premier, Inc., Class A	59,310	1,941,216
Prestige Consumer Healthcare, Inc.(b)	59,020	1,949,431
Prothena Corp. PLC (Ireland)(b)	23,581	257,269
Providence Service Corp. (The)(b)	18,381	2,160,687
PTC Therapeutics, Inc.(b)	6,711	350,247
Quidel Corp.(b)	8,021	2,151,954
R1 RCM, Inc.(b)	22,779	408,200
RadNet, Inc.(b)	40,119	582,127
REGENXBIO, Inc.(b)	8,435	242,591
Repligen Corp.(b)	7,518	1,252,273
Retrophin, Inc.(b)	20,092	406,662
Rhythm Pharmaceuticals, Inc.(b)	7,773	164,554
Rubius Therapeutics, Inc.(b)(c)	17,209	72,794
Sage Therapeutics, Inc.(b)	11,016	808,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Sangamo Therapeutics, Inc.(b)	47,965	$495,958
Sarepta Therapeutics, Inc.(b)	7,528	1,023,130
Seagen, Inc.(b)	8,006	1,335,401
SeaSpine Holdings Corp.(b)	8,708	111,114
SIGA Technologies, Inc.(b)	30,466	194,678
Sorrento Therapeutics, Inc.(b)(c)	62,697	435,117
Spectrum Pharmaceuticals, Inc.(b)	119,117	408,571
STAAR Surgical Co.(b)	5,377	389,832
Supernus Pharmaceuticals, Inc.(b)	32,203	591,247
Surgalign Holdings, Inc.(b)	72,928	126,895
Surgery Partners, Inc.(b)	46,144	1,006,862
SurModics, Inc.(b)	5,150	189,262
Syneos Health, Inc.(b)	43,139	2,289,818
Tabula Rasa HealthCare, Inc.(b)(c)	2,509	86,661
Tactile Systems Technology, Inc.(b)	2,646	96,791
Tandem Diabetes Care, Inc.(b)	1,937	211,133
Taro Pharmaceutical Industries Ltd.(b)	14,220	833,719
Teladoc Health, Inc.(b)(c)	8,636	1,696,629
Tivity Health, Inc.(b)	87,115	1,197,831
TransEnterix, Inc.(b)(c)	109,342	39,363
Triple-S Management Corp., Class B(b)	158,601	2,937,290
Ultragenyx Pharmaceutical, Inc.(b)	8,730	877,365
uniQure N.V. (Netherlands)(b)	2,169	87,693
US Physical Therapy, Inc.	4,666	370,154
Utah Medical Products, Inc.	1,932	160,356
Vanda Pharmaceuticals, Inc.(b)	26,721	285,647
Varex Imaging Corp.(b)	52,314	701,008
Veeva Systems, Inc., Class A(b)	11,484	3,101,254
Vericel Corp.(b)	6,572	121,779
Viking Therapeutics, Inc.(b)(c)	33,378	187,918
Vocera Communications, Inc.(b)	8,540	279,941
West Pharmaceutical Services, Inc.	18,324	4,985,411
Wright Medical Group N.V.(b)	38,598	1,180,713
Xencor, Inc.(b)	11,830	454,035
Zogenix, Inc.(b)	15,355	327,369
Zymeworks, Inc. (Canada)(b)	3,440	134,573

		164,827,155

Industrials-17.60%
AAON, Inc.	11,429	667,568
AAR Corp.	40,683	791,691
ACCO Brands Corp.	244,927	1,290,765
ADT, Inc.	213,731	1,408,487
Advanced Drainage Systems, Inc.	18,697	1,185,951
Aegion Corp.(b)	47,769	674,021
Aerojet Rocketdyne Holdings, Inc.(b)	40,877	1,325,232
AeroVironment, Inc.(b)	9,266	707,552
Air Transport Services Group, Inc.(b)	87,760	2,460,790
Alamo Group, Inc.	7,355	885,027
Alaska Air Group, Inc.	47,347	1,793,978
Albany International Corp., Class A	20,515	1,045,034
Allegiant Travel Co.	4,668	629,060
Allied Motion Technologies, Inc.	4,356	164,570
Altra Industrial Motion Corp.	66,604	2,847,987
Ameresco, Inc., Class A(b)	19,528	749,680
American Woodmark Corp.(b)	15,837	1,308,295
Apogee Enterprises, Inc.	42,816	1,022,874
ArcBest Corp.	93,873	2,865,004
Arcosa, Inc.	60,323	2,785,113
Argan, Inc.	19,654	809,548

	Shares	Value
Industrials-(continued)
Armstrong Flooring, Inc.(b)	106,474	$315,163
Armstrong World Industries, Inc.	15,112	905,209
Astec Industries, Inc.	28,684	1,457,147
Astronics Corp.(b)	35,022	224,141
Atkore International Group, Inc.(b)	43,479	899,580
Atlas Air Worldwide Holdings, Inc.(b)	40,734	2,409,823
Atlas Corp. (Canada)	220,967	1,906,945
Axon Enterprise, Inc.(b)	8,962	886,342
AZZ, Inc.	33,326	1,119,420
Babcock & Wilcox Enterprises, Inc.(b)(c)	69,360	164,383
Barnes Group, Inc.	41,315	1,516,260
Barrett Business Services, Inc.	7,533	446,330
BG Staffing, Inc.	17,088	136,191
Blue Bird Corp.(b)	19,270	222,376
BlueLinx Holdings, Inc.(b)(c)	55,175	1,212,746
BMC Stock Holdings, Inc.(b)	98,871	3,914,303
Brady Corp., Class A	38,177	1,440,036
BrightView Holdings, Inc.(b)	59,820	731,599
Brink’s Co. (The)	35,730	1,530,316
BWX Technologies, Inc.	33,591	1,847,841
Caesarstone Ltd.	52,817	509,684
CAI International, Inc.	46,007	1,212,284
Casella Waste Systems, Inc., Class A(b)	13,503	729,027
CBIZ, Inc.(b)	45,777	1,037,765
CECO Environmental Corp.(b)	33,744	238,908
Chart Industries, Inc.(b)	25,659	2,166,903
Cimpress PLC (Ireland)(b)	11,877	871,772
CIRCOR International, Inc.(b)	22,201	619,408
Clarivate PLC (United Kingdom)(b)	18,584	515,706
Columbus McKinnon Corp.	23,585	799,296
Comfort Systems USA, Inc.	34,872	1,597,138
Commercial Vehicle Group, Inc.(b)	120,400	704,340
Copa Holdings S.A., Class A (Panama)	10,635	524,093
Cornerstone Building Brands, Inc.(b)	80,586	618,095
Corporacion America Airports S.A. (Argentina)(b)	118,743	204,238
Costamare, Inc. (Monaco)	159,251	906,138
Covenant Logistics Group, Inc., Class A(b)	54,710	753,357
CRA International, Inc.	9,440	386,568
CSW Industrials, Inc.	8,696	743,769
Cubic Corp.	24,480	1,447,013
Daseke, Inc.(b)	80,879	531,375
Douglas Dynamics, Inc.	19,132	652,593
Ducommun, Inc.(b)	13,457	442,735
DXP Enterprises, Inc.(b)	34,681	542,411
Eagle Bulk Shipping, Inc.(b)	22,289	306,697
Echo Global Logistics, Inc.(b)	80,130	2,161,106
Encore Wire Corp.	23,676	1,094,068
Enerpac Tool Group Corp.	43,474	775,141
Ennis, Inc.	42,848	653,004
EnPro Industries, Inc.	29,709	1,753,425
ESCO Technologies, Inc.	12,442	1,041,271
Evoqua Water Technologies Corp.(b)	41,720	956,640
Exponent, Inc.	11,057	769,457
Federal Signal Corp.	40,241	1,154,112
Forrester Research, Inc.(b)	7,946	293,525
Forward Air Corp.	23,684	1,491,381
Foundation Building Materials, Inc.(b)	48,537	706,699
Franklin Covey Co.(b)	5,425	91,791
Franklin Electric Co., Inc.	29,739	1,776,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
FuelCell Energy, Inc.(b)	57,890	$115,780
Gates Industrial Corp. PLC(b)	75,160	834,276
Genco Shipping & Trading Ltd.	50,070	323,452
Generac Holdings, Inc.(b)	25,084	5,271,403
Gibraltar Industries, Inc.(b)	27,519	1,580,967
GMS, Inc.(b)	93,844	2,120,874
Golden Ocean Group Ltd. (Norway)(c)	218,524	708,018
Gorman-Rupp Co. (The)	16,840	522,882
GP Strategies Corp.(b)	18,649	179,963
GrafTech International Ltd.	33,197	224,080
Granite Construction, Inc.	118,219	2,282,809
Great Lakes Dredge & Dock Corp.(b)	87,654	905,466
Griffon Corp.	73,922	1,584,888
H&E Equipment Services, Inc.	76,267	1,604,658
Harsco Corp.(b)	151,417	1,953,279
Hawaiian Holdings, Inc.	33,910	469,653
HC2 Holdings, Inc.(b)(c)	98,348	211,448
HC2 Holdings, Inc., Rts. expiring 11/20/2020(b)(c)(e)	99,582	0
Healthcare Services Group, Inc.	70,359	1,609,814
Heartland Express, Inc.	41,053	751,680
HEICO Corp.	7,896	829,475
HEICO Corp., Class A	15,611	1,459,628
Heidrick & Struggles International, Inc.	27,795	635,116
Helios Technologies, Inc.	21,868	914,957
Herc Holdings, Inc.(b)	58,196	2,581,575
Heritage-Crystal Clean, Inc.(b)	12,808	211,076
Herman Miller, Inc.	75,895	2,312,521
Hillenbrand, Inc.	102,889	3,009,503
HNI Corp.	73,018	2,376,736
Hurco Cos., Inc.	11,716	349,605
Huron Consulting Group, Inc.(b)	19,297	730,584
Hyster-Yale Materials Handling, Inc.	27,126	1,150,142
IAA, Inc.(b)	53,537	3,029,659
ICF International, Inc.	15,107	987,847
Ingersoll Rand, Inc.(b)	72,331	2,527,245
Insperity, Inc.	33,203	2,542,686
Insteel Industries, Inc.	32,618	709,768
Interface, Inc.	79,709	488,616
JELD-WEN Holding, Inc.(b)	132,119	2,778,463
John Bean Technologies Corp.	14,568	1,223,275
Kadant, Inc.	8,021	923,378
Kaman Corp.	32,680	1,296,089
KAR Auction Services, Inc.	125,496	1,827,222
Kelly Services, Inc., Class A	77,569	1,348,149
Kforce, Inc.	31,189	1,082,258
Kimball International, Inc., Class B	37,881	390,174
Knoll, Inc.	74,209	850,435
Korn Ferry	57,806	1,745,163
Kornit Digital Ltd. (Israel)(b)	4,182	281,532
Kratos Defense & Security Solutions, Inc.(b) .	42,300	799,047
Lawson Products, Inc.(b)	3,259	134,303
LB Foster Co., Class A(b)	15,654	212,268
Limbach Holdings, Inc.(b)	32,744	292,404
Lindsay Corp.	7,810	822,393
Luxfer Holdings PLC (United Kingdom)	39,797	494,279
Lydall, Inc.(b)	46,430	918,850
Lyft, Inc., Class A(b)	11,941	272,613
Manitowoc Co., Inc. (The)(b)	76,360	574,991
Marten Transport Ltd.	54,456	835,627

	Shares	Value
Industrials-(continued)
Masonite International Corp.(b)	28,924	$2,545,312
Matson, Inc.	15,893	825,641
Matthews International Corp., Class A	62,755	1,369,942
Maxar Technologies, Inc.	126,113	3,249,932
McGrath RentCorp.	18,752	1,070,364
Mercury Systems, Inc.(b)	12,324	848,877
Mesa Air Group, Inc.(b)	104,988	331,762
Miller Industries, Inc.	19,465	582,782
Mistras Group, Inc.(b)	62,120	231,086
Moog, Inc., Class A	33,711	2,103,229
MSA Safety, Inc.	15,824	2,087,502
Mueller Water Products, Inc., Class A	132,198	1,369,571
MYR Group, Inc.(b)	37,761	1,614,283
National Presto Industries, Inc.	8,969	745,234
NN, Inc.	92,074	493,517
Northwest Pipe Co.(b)	9,518	255,082
NOW, Inc.(b)	333,079	1,355,632
NV5 Global, Inc.(b)	6,374	357,454
Orion Group Holdings, Inc.(b)	61,109	199,215
PAM Transportation Services, Inc.(b)	4,421	175,072
Park Aerospace Corp.	43,043	455,825
Park-Ohio Holdings Corp.	28,023	553,174
Parsons Corp.(b)	14,459	455,748
PGT Innovations, Inc.(b)	52,246	866,239
PICO Holdings, Inc.(b)	19,239	159,107
Powell Industries, Inc.	14,815	350,078
Preformed Line Products Co.	5,586	307,398
Primoris Services Corp.	70,517	1,330,656
Proto Labs, Inc.(b)	10,383	1,226,025
Quad/Graphics, Inc.	175,306	397,945
Quanex Building Products Corp.	48,666	885,721
Radiant Logistics, Inc.(b)	95,602	491,394
Raven Industries, Inc.	26,583	582,699
RBC Bearings, Inc.(b)	8,006	953,114
Resources Connection, Inc.	59,372	637,655
REV Group, Inc.	73,607	577,815
Rollins, Inc.	42,495	2,458,336
RR Donnelley & Sons Co.	398,054	465,723
Safe Bulkers, Inc. (Greece)(b)	145,346	128,864
Saia, Inc.(b)	21,844	3,225,485
Schneider National, Inc., Class B	80,617	1,778,411
Scorpio Bulkers, Inc.	14,230	156,245
Shyft Group, Inc. (The)	28,835	556,804
Simpson Manufacturing Co., Inc.	24,133	2,141,080
SiteOne Landscape Supply, Inc.(b)	16,132	1,927,613
SkyWest, Inc.	20,737	601,995
SP Plus Corp.(b)	42,661	786,242
Spirit Airlines, Inc.(b)(c)	35,178	618,077
SPX Corp.(b)	23,453	994,173
SPX FLOW, Inc.(b)	70,190	2,972,546
Standex International Corp.	14,220	882,920
Star Bulk Carriers Corp. (Greece)	92,950	580,008
Steelcase, Inc., Class A	150,572	1,571,972
Sterling Construction Co., Inc.(b)	47,919	704,409
Sunrun, Inc.(b)	54,321	2,825,778
Systemax, Inc.	27,164	772,273
Team, Inc.(b)	78,173	419,007
Tennant Co.	13,385	798,014
Tetra Tech, Inc.	25,598	2,583,094
Textainer Group Holdings Ltd. (China)(b)	153,761	2,223,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Thermon Group Holdings, Inc.(b)	36,194	$365,197
Titan International, Inc.	247,983	681,953
Titan Machinery, Inc.(b)	87,916	1,317,861
TPI Composites, Inc.(b)	27,991	927,062
Transcat, Inc.(b)	6,013	185,862
Trex Co., Inc.(b)	22,428	1,559,643
TriMas Corp.(b)	48,169	1,171,952
TriNet Group, Inc.(b)	33,116	2,282,355
Triumph Group, Inc.	79,851	527,017
TrueBlue, Inc.(b)	143,616	2,228,920
Twin Disc, Inc.(b)	21,151	107,024
UniFirst Corp.	9,998	1,637,772
Universal Logistics Holdings, Inc.	19,000	374,870
Upwork, Inc.(b)	20,291	374,369
US Ecology, Inc.	16,895	515,635
US Xpress Enterprises, Inc., Class A(b)	114,525	825,725
USA Truck, Inc.(b)	27,993	239,900
Vectrus, Inc.(b)	19,935	787,831
Veritiv Corp.(b)	66,561	958,478
Viad Corp.	23,029	460,580
Vicor Corp.(b)	3,211	250,458
VSE Corp.	9,619	278,566
Wabash National Corp.	161,656	2,305,215
Watts Water Technologies, Inc., Class A	16,962	1,878,881
Welbilt, Inc.(b)	143,460	872,237
Werner Enterprises, Inc.	56,592	2,151,628
Willdan Group, Inc.(b)	7,289	190,753
Willis Lease Finance Corp.(b)	4,053	85,964
WillScot Mobile Mini Holdings Corp.(b)	132,647	2,464,581
Woodward, Inc.	26,111	2,077,130
YRC Worldwide, Inc.(b)(c)	840,118	3,293,263

		251,281,880

Information Technology-15.66%
2U, Inc.(b)	26,249	967,276
3D Systems Corp.(b)(c)	78,176	444,821
8x8, Inc.(b)	17,379	300,309
A10 Networks, Inc.(b)	22,285	150,201
Acacia Communications, Inc.(b)	11,110	752,591
ACI Worldwide, Inc.(b)	76,838	2,241,364
ADTRAN, Inc.	103,536	1,106,800
Advanced Energy Industries, Inc.(b)	23,148	1,561,796
Agilysys, Inc.(b)	4,389	118,854
Alarm.com Holdings, Inc.(b)	7,050	411,226
Alpha & Omega Semiconductor Ltd.(b)	45,195	716,793
Altair Engineering, Inc., Class A(b)	8,156	350,953
Alteryx, Inc., Class A(b)	1,740	218,109
Ambarella, Inc.(b)	10,237	559,657
American Software, Inc., Class A	17,129	251,454
Amkor Technology, Inc.(b)	263,236	3,119,347
Amtech Systems, Inc.(b)	24,395	129,781
Anaplan, Inc.(b)	4,017	222,341
Applied Optoelectronics, Inc.(b)(c)	53,182	466,938
Arista Networks, Inc.(b)	13,702	2,862,348
Arlo Technologies, Inc.(b)	133,957	597,448
Aspen Technology, Inc.(b)	12,309	1,351,651
Atlassian Corp. PLC, Class A(b)	2,986	572,177
Autodesk, Inc.(b)	7,926	1,866,890
Avalara, Inc.(b)	1,680	250,404
Avid Technology, Inc.(b)	36,833	343,284

	Shares	Value
Information Technology-(continued)
Axcelis Technologies, Inc.(b)	29,229	$645,084
AXT, Inc.(b)	67,130	399,423
Badger Meter, Inc.	11,352	832,556
Bel Fuse, Inc., Class B	34,535	404,405
Belden, Inc.	61,575	1,901,436
Blackbaud, Inc.	17,028	840,161
Blackline, Inc.(b)	4,539	443,369
Bottomline Technologies (DE), Inc.(b)	13,264	526,846
Box, Inc., Class A(b)	17,686	274,133
Brightcove, Inc.(b)	22,107	279,654
Brooks Automation, Inc.	33,938	1,584,905
CalAmp Corp.(b)	47,268	334,657
Calix, Inc.(b)	34,600	809,986
Cardtronics PLC, Class A(b)	42,661	759,792
Casa Systems, Inc.(b)	63,714	265,687
Cass Information Systems, Inc.	9,295	364,550
Ceragon Networks Ltd. (Israel)(b)(c)	183,198	404,868
Cerence, Inc.(b)	48,918	2,669,944
Ceridian HCM Holding, Inc.(b)	18,557	1,599,985
CEVA, Inc.(b)	10,258	413,603
ChannelAdvisor Corp.(b)	14,459	234,236
Cirrus Logic, Inc.(b)	38,240	2,633,589
Cloudera, Inc.(b)	129,809	1,261,743
CMC Materials, Inc.	7,996	1,136,951
Cognex Corp.	37,833	2,493,195
Coherent, Inc.(b)	21,629	2,706,653
Cohu, Inc.	30,371	659,962
CommVault Systems, Inc.(b)	15,415	610,280
Comtech Telecommunications Corp.	28,699	413,266
Cornerstone OnDemand, Inc.(b)	5,288	200,891
Coupa Software, Inc.(b)	2,261	605,270
CSG Systems International, Inc.	28,068	1,063,216
CTS Corp.	24,518	677,677
CyberArk Software Ltd.(b)	5,847	579,730
Daktronics, Inc.	79,228	308,989
Diebold Nixdorf, Inc.(b)	352,631	2,196,891
Digi International, Inc.(b)	31,692	466,823
Diodes, Inc.(b)	38,139	2,205,578
DocuSign, Inc.(b)	3,621	732,347
Dolby Laboratories, Inc., Class A	31,557	2,369,300
Dropbox, Inc., Class A(b)	28,431	519,150
DSP Group, Inc.(b)	13,534	178,243
Eastman Kodak Co.(b)(c)	154,677	1,070,365
Ebix, Inc.(c)	21,924	395,947
Elastic N.V.(b)	2,748	278,675
Endurance International Group Holdings, Inc.(b)	178,541	1,037,323
Enphase Energy, Inc.(b)	2,943	288,679
Entegris, Inc.	39,458	2,950,275
Envestnet, Inc.(b)	13,489	1,035,146
EPAM Systems, Inc.(b)	10,879	3,361,067
ePlus, Inc.(b)	18,417	1,243,332
EVERTEC, Inc.	30,727	1,022,595
Evo Payments, Inc., Class A(b)	10,067	212,112
Exela Technologies, Inc.(b)	426,767	160,038
ExlService Holdings, Inc.(b)	17,675	1,338,704
Extreme Networks, Inc.(b)	85,912	348,803
Fabrinet (Thailand)(b)	29,038	1,742,861
Fair Isaac Corp.(b)	2,977	1,165,347
FARO Technologies, Inc.(b)	10,874	655,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
FireEye, Inc.(b)	62,456	$864,391
Fitbit, Inc., Class A(b)	241,578	1,700,709
Five9, Inc.(b)	3,155	478,677
FormFactor, Inc.(b)	39,329	1,114,977
Fortinet, Inc.(b)	17,153	1,893,177
Globant S.A. (Argentina)(b)	5,283	954,163
GoDaddy, Inc., Class A(b)	37,514	2,653,740
GreenSky, Inc., Class A(b)	26,887	127,175
GTT Communications, Inc.(b)(c)	50,548	186,522
Guidewire Software, Inc.(b)	14,491	1,392,730
Hackett Group, Inc. (The)	20,195	260,919
Harmonic, Inc.(b)	67,640	401,782
HubSpot, Inc.(b)	2,069	600,155
I3 Verticals, Inc., Class A(b)	4,120	84,996
Ichor Holdings Ltd.(b)	20,312	472,457
II-VI, Inc.(b)	63,215	2,874,386
Immersion Corp.(b)	16,763	103,260
Infinera Corp.(b)	137,261	859,254
Inphi Corp.(b)	7,039	983,771
InterDigital, Inc.	34,944	1,956,165
IPG Photonics Corp.(b)	22,738	4,228,358
Itron, Inc.(b)	27,725	1,883,914
Ituran Location and Control Ltd. (Israel)	17,438	246,748
j2 Global, Inc.(b)	31,757	2,155,665
Kimball Electronics, Inc.(b)	30,733	372,484
Knowles Corp.(b)	112,351	1,601,002
Kulicke & Soffa Industries, Inc. (Singapore)	53,250	1,391,955
Lattice Semiconductor Corp.(b)	28,268	986,553
Limelight Networks, Inc.(b)(c)	46,761	165,066
Littelfuse, Inc.	14,381	2,846,575
LivePerson, Inc.(b)	9,354	500,065
LiveRamp Holdings, Inc.(b)	40,920	2,704,403
Lumentum Holdings, Inc.(b)	22,665	1,874,169
MACOM Technology Solutions Holdings, Inc.(b)	27,055	987,507
MagnaChip Semiconductor Corp. (South Korea)(b)	33,340	456,425
Manhattan Associates, Inc.(b)	15,755	1,347,052
ManTech International Corp., Class A	19,928	1,292,929
Maxeon Solar Technologies Ltd.(b)	6,610	107,082
MAXIMUS, Inc.	42,590	2,878,232
MaxLinear, Inc.(b)	38,120	1,007,893
Methode Electronics, Inc.	45,476	1,399,296
MicroStrategy, Inc., Class A(b)	6,196	1,035,166
Mimecast Ltd.(b)	3,330	127,239
MobileIron, Inc.(b)	30,094	211,862
MoneyGram International, Inc.(b)(c)	313,607	1,615,076
MongoDB, Inc.(b)	1,553	354,814
Monolithic Power Systems, Inc.	7,991	2,553,924
MTS Systems Corp.	23,922	580,826
NeoPhotonics Corp.(b)	44,851	305,435
Net 1 UEPS Technologies, Inc. (South Africa)(b)(c)	111,732	336,313
NETGEAR, Inc.(b)	49,168	1,515,358
NetScout Systems, Inc.(b)	95,543	1,960,542
New Relic, Inc.(b)	6,932	420,495
NIC, Inc.	42,451	951,751
nLight, Inc.(b)	17,165	364,585
Novanta, Inc.(b)	9,156	995,440
Nutanix, Inc., Class A(b)	15,887	386,690

	Shares	Value
Information Technology-(continued)
NVE Corp.	3,382	$156,012
Okta, Inc.(b)	2,458	515,762
OneSpan, Inc.(b)	22,361	490,377
Onto Innovation, Inc.(b)	15,176	486,694
OSI Systems, Inc.(b)	15,857	1,223,526
Pagseguro Digital Ltd., Class A (Brazil)(b)	37,836	1,385,176
Palo Alto Networks, Inc.(b)	7,989	1,767,087
PAR Technology Corp.(b)(c)	4,713	174,240
Paycom Software, Inc.(b)	2,625	955,736
Paylocity Holding Corp.(b)	1,975	366,402
PC Connection, Inc.	20,192	919,746
PDF Solutions, Inc.(b)	16,673	312,452
Pegasystems, Inc.	5,616	650,782
Perficient, Inc.(b)	16,198	634,314
Photronics, Inc.(b)	109,581	1,068,415
Plantronics, Inc.	100,901	1,969,587
Power Integrations, Inc.	20,172	1,214,556
Progress Software Corp.	18,761	682,338
Proofpoint, Inc.(b)	5,740	549,548
PTC, Inc.(b)	22,777	1,910,535
Pure Storage, Inc., Class A(b)	57,961	933,172
Q2 Holdings, Inc.(b)	2,534	231,202
QAD, Inc., Class A	4,079	170,665
Qualys, Inc.(b)	6,094	535,358
Radware Ltd. (Israel)(b)	19,915	448,087
Rambus, Inc.(b)	89,707	1,237,059
Rapid7, Inc.(b)	3,439	212,977
RealPage, Inc.(b)	22,789	1,269,119
Ribbon Communications, Inc.(b)	111,805	481,880
RingCentral, Inc., Class A(b)	2,011	519,522
Rogers Corp.(b)	15,350	1,860,727
SailPoint Technologies Holding, Inc.(b)	20,195	838,294
ScanSource, Inc.(b)	76,366	1,534,957
Semtech Corp.(b)	32,560	1,787,218
ServiceNow, Inc.(b)	5,851	2,911,282
Silicom Ltd. (Israel)(b)	7,163	266,535
Silicon Laboratories, Inc.(b)	18,426	1,887,928
SMART Global Holdings, Inc.(b)	19,470	513,813
SolarEdge Technologies, Inc.(b)	6,791	1,749,973
SolarWinds Corp.(b)(c)	28,504	582,337
Splunk, Inc.(b)	12,446	2,464,806
SPS Commerce, Inc.(b)	8,680	742,921
Square, Inc., Class A(b)	21,846	3,383,508
StarTek, Inc.(b)	20,363	106,906
StoneCo Ltd., Class A (Brazil)(b)	10,473	550,251
Stratasys Ltd.(b)(c)	70,298	898,408
SunPower Corp.(b)(c)	51,800	828,282
SVMK, Inc.(b)	10,830	226,672
Switch, Inc., Class A	9,132	128,396
Sykes Enterprises, Inc.(b)	58,183	1,992,186
Synaptics, Inc.(b)	31,560	2,419,705
Synchronoss Technologies, Inc.(b)	74,689	206,888
Telenav, Inc.(b)	22,696	92,373
TESSCO Technologies, Inc.	37,754	230,299
Trade Desk, Inc. (The), Class A(b)	2,213	1,253,554
TTEC Holdings, Inc.	12,721	696,856
Tucows, Inc., Class A(b)(c)	5,616	414,405
Twilio,Inc.,Class A(b)	4,408	1,229,700
Tyler Technologies, Inc.(b)	6,848	2,632,234
Ubiquiti, Inc.	1,314	243,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Ultra Clean Holdings, Inc.(b)	46,754	$995,393
Unisys Corp.(b)	147,533	1,938,584
Universal Display Corp.	4,933	978,263
Upland Software, Inc.(b)	2,987	124,618
Varonis Systems, Inc.(b)	2,509	289,965
Veeco Instruments, Inc.(b)	46,836	596,222
Verint Systems, Inc.(b)	43,617	2,116,297
VeriSign, Inc.(b)	12,905	2,460,983
Verra Mobility Corp.(b)	34,296	329,585
Viavi Solutions, Inc.(b)	92,549	1,142,980
Virtusa Corp.(b)	22,919	1,152,826
Vishay Precision Group, Inc.(b)	11,646	278,223
VMware, Inc., Class A(b)(c)	15,853	2,040,757
Wix.com Ltd. (Israel)(b)	1,685	416,734
Workday, Inc., Class A(b)	11,215	2,356,496
Xperi Holding Corp.	198,188	2,457,531
Yext, Inc.(b)	8,275	137,199
Zendesk, Inc.(b)	6,702	743,520
Zix Corp.(b)	14,286	87,573
Zscaler, Inc.(b)	2,658	360,823
Zuora, Inc., Class A(b)	11,838	113,882

		223,628,537

Materials-5.97%
Advanced Emissions Solutions, Inc.(c)	13,547	60,284
AdvanSix, Inc.(b)	116,029	1,765,961
American Vanguard Corp.	30,890	399,099
Balchem Corp.	13,206	1,319,940
Century Aluminum Co.(b)	176,835	1,163,574
Clearwater Paper Corp.(b)	72,338	2,687,357
Cleveland-Cliffs, Inc.(c)	451,172	3,735,704
Coeur Mining, Inc.(b)	224,143	1,584,691
Contura Energy, Inc.(b)(c)	123,113	794,079
Eagle Materials, Inc.	28,760	2,451,790
Ferro Corp.(b)	118,872	1,528,694
Ferroglobe PLC(b)	230,620	142,385
Flotek Industries, Inc.(b)	221,267	548,742
Forterra, Inc.(b)	23,657	308,724
FutureFuel Corp.	53,251	633,154
GCP Applied Technologies, Inc.(b)	91,540	1,996,487
Glatfelter Corp.	95,667	1,365,168
Gold Resource Corp.	43,466	119,097
Hawkins, Inc.	13,352	623,672
Haynes International, Inc.	24,139	391,293
Hecla Mining Co.	588,846	2,696,915
Ingevity Corp.(b)	33,707	1,849,840
Innospec, Inc.	20,253	1,339,533
Intrepid Potash, Inc.(b)	18,299	182,624
Kaiser Aluminum Corp.	17,960	1,130,223
Koppers Holdings, Inc.(b)	39,629	888,879
Kraton Corp.(b)	132,824	3,758,919
Kronos Worldwide, Inc.	51,819	690,229
Livent Corp.(b)	122,114	1,312,726
LSB Industries, Inc.(b)	115,628	257,850
Materion Corp.	26,401	1,351,467
McEwen Mining, Inc. (Canada)(b)	242,303	235,373
Mercer International, Inc. (Germany)	95,701	601,959
Minerals Technologies, Inc.	52,460	2,869,037
Myers Industries, Inc.	51,927	744,633
Neenah, Inc.	21,898	824,022

	Shares	Value
Materials-(continued)
NewMarket Corp.	5,315	$1,901,122
Nexa Resources S.A. (Peru)(c)	42,661	258,099
Olympic Steel, Inc.	40,995	467,753
Orion Engineered Carbons S.A. (Germany)	120,618	1,769,466
PQ Group Holdings, Inc.(b)	50,787	587,098
Quaker Chemical Corp.	4,958	945,937
Rayonier Advanced Materials, Inc.(b)	373,082	1,279,671
Resolute Forest Products, Inc.(b)	305,515	1,402,314
Royal Gold, Inc.	26,936	3,200,266
Ryerson Holding Corp.(b)	95,504	751,617
Schnitzer Steel Industries, Inc., Class A	111,623	2,344,083
Schweitzer-Mauduit International, Inc., Class A	57,569	1,911,291
Sensient Technologies Corp.	47,876	3,132,527
Southern Copper Corp. (Peru)	65,684	3,437,901
Stepan Co.	20,871	2,430,219
SunCoke Energy, Inc.	238,835	833,534
Tecnoglass, Inc.	20,233	91,251
TimkenSteel Corp.(b)	173,155	670,110
Tredegar Corp.	42,269	616,282
Tronox Holdings PLC, Class A	221,970	2,168,647
UFP Technologies, Inc.(b)	5,329	197,493
Universal Stainless & Alloy Products, Inc.(b)	13,940	75,694
US Concrete, Inc.(b)	40,372	1,371,033
Valhi, Inc.(b)	7,742	105,291
Valvoline, Inc.	113,731	2,237,089
Venator Materials PLC(b)(c)	148,628	288,338
Verso Corp., Class A	158,046	1,229,598
W.R. Grace & Co.	40,044	1,741,514
Worthington Industries, Inc.	70,002	3,444,798

		85,244,160

Real Estate-5.15%
Acadia Realty Trust	90,939	848,461
Agree Realty Corp.	17,568	1,090,446
Alexander’s, Inc.	2,144	521,399
Altisource Portfolio Solutions S.A.(b)	28,808	320,633
American Assets Trust, Inc.	31,388	656,951
American Finance Trust, Inc.	160,336	924,337
Americold Realty Trust(c)	67,874	2,459,075
Armada Hoffler Properties, Inc.	39,076	352,075
Ashford Hospitality Trust, Inc.(c)	35,834	46,226
Bluerock Residential Growth REIT, Inc.	42,479	367,868
Braemar Hotels & Resorts, Inc.	107,071	259,112
Brookfield Property REIT, Inc., Class A (c)	132,846	1,959,478
BRT Apartments Corp.	16,371	203,819
CareTrust REIT, Inc.	50,038	855,650
CatchMark Timber Trust, Inc., Class A	57,116	496,338
CBL & Associates Properties, Inc.(b)	1,800,948	271,943
Cedar Realty Trust, Inc.	134,437	127,715
Chatham Lodging Trust	96,269	707,577
City Office REIT, Inc.	43,856	277,170
Community Healthcare Trust, Inc.	6,347	293,866
CorEnergy Infrastructure Trust, Inc.	14,988	70,144
CorePoint Lodging, Inc.	140,651	672,312
CoreSite Realty Corp.	14,505	1,731,317
CTO Realty Growth, Inc.	4,328	190,995
Cushman & Wakefield PLC(b)	153,839	1,802,993
Easterly Government Properties, Inc.	47,687	996,658
EastGroup Properties, Inc.	15,968	2,125,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Empire State Realty Trust, Inc., Class A	180,258	$969,788
Equity Commonwealth	82,334	2,175,264
Essential Properties Realty Trust, Inc.	25,612	423,110
Farmland Partners, Inc.	50,126	322,811
First Industrial Realty Trust, Inc.	66,976	2,666,315
Forestar Group, Inc.(b)	11,600	193,024
Four Corners Property Trust, Inc.	31,841	806,851
Franklin Street Properties Corp.	200,420	841,764
Front Yard Residential Corp., (Acquired 04/07/2016 - 09/22/2020; Cost $849,532)(d)	88,935	1,190,840
Getty Realty Corp.	28,219	741,595
Gladstone Commercial Corp.	32,296	524,810
Gladstone Land Corp.	14,442	200,311
Global Medical REIT, Inc.	11,771	146,314
Global Net Lease, Inc.	98,375	1,399,876
Hersha Hospitality Trust	115,963	568,219
Independence Realty Trust, Inc.	79,901	970,797
Industrial Logistics Properties Trust	54,717	1,049,472
Innovative Industrial Properties, Inc.(c)	1,400	163,282
Investors Real Estate Trust	19,517	1,315,641
iStar, Inc.	46,109	544,086
Jernigan Capital, Inc.	15,770	272,663
Kennedy-Wilson Holdings, Inc.	118,531	1,562,239
Kite Realty Group Trust	170,105	1,762,288
LTC Properties, Inc.	29,516	974,323
Mack-Cali Realty Corp.	131,826	1,448,768
Marcus & Millichap, Inc.(b)	20,089	627,379
Monmouth Real Estate Investment Corp.	60,896	843,410
National Health Investors, Inc.	26,946	1,510,323
National Storage Affiliates Trust	23,063	781,605
New Senior Investment Group, Inc.	199,790	781,179
Newmark Group, Inc., Class A	125,116	592,424
NexPoint Residential Trust, Inc.	9,440	418,381
One Liberty Properties, Inc.	17,717	273,373
Pennsylvania REIT	345,202	172,256
PotlatchDeltic Corp.	62,953	2,615,697
Preferred Apartment Communities, Inc., Class A, (Acquired 07/14/2016 -07/22/2020; Cost $1,834,349)(d)	155,621	840,353
PS Business Parks, Inc.	11,973	1,365,281
QTS Realty Trust, Inc., Class A	27,737	1,706,103
RE/MAX Holdings, Inc., Class A	15,574	503,663
Redfin Corp.(b)	15,893	663,851
Retail Opportunity Investments Corp.	133,465	1,298,614
Retail Value, Inc.	17,841	223,012
Rexford Industrial Realty, Inc.	36,613	1,701,040
RMR Group, Inc. (The), Class A	9,605	256,069
RPT Realty	129,505	633,279
Saul Centers, Inc.	13,189	326,428
Seritage Growth Properties, Class A, (Acquired 02/10/2017 - 10/07/2020; Cost $1,420,365)(b)(c)(d)	36,824	468,770
St. Joe Co. (The)(b)	27,365	739,950
STAG Industrial, Inc.	69,806	2,172,363
Summit Hotel Properties, Inc.	186,237	983,331
Tanger Factory Outlet Centers, Inc.(c)	233,493	1,445,322
Tejon Ranch Co.(b)	19,579	268,428
Terreno Realty Corp.	25,255	1,421,351

	Shares	Value
Real Estate-(continued)
UMH Properties, Inc.	31,144	$424,493
Universal Health Realty Income Trust	4,223	225,804
Urban Edge Properties	120,491	1,132,615
Urstadt Biddle Properties, Inc., Class A	35,252	335,247
Washington REIT	85,416	1,493,072
Whitestone REIT	62,455	372,232

		73,480,728

Utilities-1.31%
American States Water Co.	17,692	1,321,416
Atlantic Power Corp.(b)	207,072	412,073
Atlantica Sustainable Infrastructure PLC (Spain)	80,264	2,366,985
California Water Service Group	34,139	1,521,575
Chesapeake Utilities Corp.	12,912	1,255,176
Clearway Energy, Inc., Class A	35,534	931,346
Clearway Energy, Inc., Class C	76,676	2,159,196
Consolidated Water Co. Ltd. (Cayman Islands)	12,418	124,925
Genie Energy Ltd., Class B	16,389	135,865
MGE Energy, Inc.	25,014	1,626,410
Middlesex Water Co.	8,304	532,619
Northwest Natural Holding Co.	28,395	1,261,874
Ormat Technologies, Inc.	22,117	1,567,432
Otter Tail Corp.	40,075	1,536,876
SJW Group	18,181	1,103,405
Spark Energy, Inc., Class A	24,300	221,616
Unitil Corp.	16,320	563,856

		18,642,645

Total Common Stocks & Other Equity Interests (Cost $1,493,642,059)		1,427,792,569

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.01% (f)(g) (Cost $2,562,783)	2,562,783	2,562,783

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $1,496,204,842)		1,430,355,352

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.80%
Invesco Private Government Fund, 0.04%(f)(g)(h)	27,391,241	27,391,241
Invesco Private Prime Fund, 0.11%(f)(g)(h)	41,074,539	41,086,860

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,477,175)		68,478,101

TOTAL INVESTMENTS IN SECURITIES-104.97% (Cost $1,564,682,017)		1,498,833,453
OTHER ASSETS LESS LIABILITIES-(4.97)%		(70,913,087)

NET ASSETS-100.00%		$1,427,920,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Rts. -Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)	Restricted security. The aggregate value of these securities at October 31, 2020 was $5,259,184, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,807,079	$(7,244,296)	$-	$-	$2,562,783	$22
Invesco Premier U.S. Government Money Portfolio, Institutional Class	533,547	16,937,709	(17,471,256)	-	-	-	376
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	82,213,293	138,185,048	(193,007,100)	-	-	27,391,241	12,385	*
Invesco Private Prime Fund	-	82,119,106	(41,036,518)	926	3,346	41,086,860	10,862	*

Total	$82,746,840	$247,048,942	$(258,759,170)	$926	$3,346	$71,040,884	$23,645

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Industrials	17.60
Financials	16.43
Consumer Discretionary	15.72
Information Technology	15.66
Health Care	11.54
Materials	5.97
Real Estate	5.15
Communication Services	3.67
Energy	3.65
Consumer Staples	3.29
Utilities	1.31
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$118,906,373	$3,728,452,835	$1,427,792,569
Affiliated investments in securities, at value	125,378	30,060,664	71,040,884
Cash	-	-	337,893
Receivable for:
Dividends	97,101	5,555,458	374,670
Securities lending	579	137,943	208,136
Investments sold	-	2,112	842,164
Other assets	17,040	1,662	-

Total assets	119,146,471	3,764,210,674	1,500,596,316

Liabilities:
Due to custodian	-	151,509	-
Payable for:
Investments purchased	-	-	112,686
Investments purchased - affiliated broker	-	-	2,553,502
Collateral upon return of securities loaned	6,372	27,825,530	68,477,175
Accrued advisory fees	48,570	914,206	343,887
Accrued trustees’ and officer’s fees	70,180	347,415	134,794
Accrued expenses	60,689	2,647,089	1,053,906

Total liabilities	185,811	31,885,749	72,675,950

Net Assets	$118,960,660	$3,732,324,925	$1,427,920,366

Net assets consist of:
Shares of beneficial interest	$266,024,019	$3,689,517,007	$1,755,168,838
Distributable earnings (loss)	(147,063,359)	42,807,918	(327,248,472)

Net Assets	$118,960,660	$3,732,324,925	$1,427,920,366

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	33,150,000	11,950,000
Net asset value	$91.51	$112.59	$119.49

Market price	$91.38	$112.39	$119.31

Unaffiliated investments in securities, at cost	$124,903,136	$3,605,420,584	$1,493,642,059

Affiliated investments in securities, at cost	$125,378	$33,018,445	$71,039,958

(a) Includes securities on loan with an aggregate value of:	$5,194	$25,853,481	$63,779,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$922,577	$50,713,282	$10,966,933
Affiliated dividend income	34	77,332	398
Securities lending income	4,523	885,076	1,392,948
Foreign withholding tax	(2,379)	(10,648)	(4,639)

Total investment income	924,755	51,665,042	12,355,640

Expenses:
Advisory fees	309,929	5,752,143	2,147,288
Sub-licensing fees	18,552	1,780,027	665,088
Accounting & administration fees	15,265	197,772	88,250
Custodian & transfer agent fees	2,722	14,644	10,629
Trustees’ and officer’s fees	18,604	98,428	39,458
Other expenses	23,430	130,756	71,215

Total expenses	388,502	7,973,770	3,021,928

Less: Waivers	(16,885)	(245,574)	(134,185)

Net expenses	371,617	7,728,196	2,887,743

Net investment income	553,138	43,936,846	9,467,897

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,957,050)	(18,424,445)	(32,551,455)
Affiliated investment securities	39	(43,853)	3,346
Unaffiliated in-kind redemptions	11,338,815	199,866,466	85,411,234
Affiliated in-kind redemptions	-	(281,836)	-

Net realized gain	4,381,804	181,116,332	52,863,125

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,430,211	127,712,805	167,618,139
Affiliated investment securities	-	1,096,171	926

Change in net unrealized appreciation	8,430,211	128,808,976	167,619,065

Net realized and unrealized gain	12,812,015	309,925,308	220,482,190

Net increase in net assets resulting from operations	$13,365,153	$353,862,154	$229,950,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco Dynamic Market ETF (PWC)		Invesco FTSE RAFI US 1000 ETF (PRF)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$553,138	$1,730,127	$43,936,846	$116,541,507
Net realized gain (loss)	4,381,804	(5,304,625)	181,116,332	226,927,154
Change in net unrealized appreciation (depreciation)	8,430,211	(18,292,376)	128,808,976	(836,905,216)

Net increase (decrease) in net assets resulting from operations	13,365,153	(21,866,874)	353,862,154	(493,436,555)

Distributions to Shareholders from:
Distributable earnings	(801,186)	(1,693,871)	(45,481,031)	(126,601,415)

Shareholder Transactions:
Proceeds from shares sold	82,652,775	149,408,430	80,108,379	275,325,551
Value of shares repurchased	(92,087,250)	(167,991,269)	(666,744,207)	(1,234,732,502)

Net increase (decrease) in net assets resulting from share transactions	(9,434,475)	(18,582,839)	(586,635,828)	(959,406,951)

Net increase (decrease) in net assets	3,129,492	(42,143,584)	(278,254,705)	(1,579,444,921)

Net assets:
Beginning of period	115,831,168	157,974,752	4,010,579,630	5,590,024,551

End of period	$118,960,660	$115,831,168	$3,732,324,925	$4,010,579,630

Changes in Shares Outstanding:
Shares sold	850,000	1,550,000	700,000	2,500,000
Shares repurchased	(950,000)	(1,750,000)	(6,050,000)	(11,450,000)
Shares outstanding, beginning of period	1,400,000	1,600,000	38,500,000	47,450,000

Shares outstanding, end of period	1,300,000	1,400,000	33,150,000	38,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Six Months Ended October 31, 2020	Year Ended April 30, 2020

$9,467,897	$22,254,290
52,863,125	(59,906,861)
167,619,065	(365,917,073)

229,950,087	(403,569,644)

(8,590,045)	(30,044,591)

84,659,726	225,949,782
(316,073,529)	(449,192,539)

(231,413,803)	(223,242,757)

(10,053,761)	(656,856,992)

1,437,974,127	2,094,831,119

$1,427,920,366	$1,437,974,127

800,000	2,200,000
(2,800,000)	(4,100,000)
13,950,000	15,850,000

11,950,000	13,950,000

35

Financial Highlights

Invesco Dynamic Market ETF (PWC)

	Six Months Ended
	October 31,
	2020 (Unaudited)		Years Ended April 30,
			2020	2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$82.74		$98.73	$96.96	$84.15		$71.56	$73.46
Net investment income(a)	0.41		1.15	0.90	2.11	(b)	0.43	0.82
Net realized and unrealized gain (loss) on investments	8.96		(15.99)	1.99	12.64		12.98	(1.91)
Total from investment operations	9.37		(14.84)	2.89	14.75		13.41	(1.09)
Distributions to shareholders from:
Net investment income	(0.60)		(1.15)	(1.12)	(1.94)		(0.82)	(0.81)
Net asset value at end of period	$91.51		$82.74	$98.73	$96.96		$84.15	$71.56
Market price at end of period(c)	$91.38		$81.40	$98.63	$96.98		$84.16	$71.55
Net Asset Value Total Return(d)	11.39%		(15.04)%	3.00%	17.67%		18.88%	(1.50)%
Market Price Total Return(d)	13.02%		(16.32)%	2.89%	17.68%		18.91%	(1.43)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$118,961		$115,831	$157,975	$155,134		$143,052	$143,122
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.58%	0.59%	0.60%		0.60%	0.60%
Expenses, prior to Waivers	0.63	%(e)	0.58%	0.59%	0.61%		0.61%	0.60%
Net investment income	0.89	%(e)	1.22%	0.91%	2.30	%(b)	0.56%	1.13%
Portfolio turnover rate(f)	165%		313%	240%	215%		231%	231%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.10 and 1.19%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco FTSE RAFI US 1000 ETF (PRF)

	Six Months Ended
	October 31,
	2020 (Unaudited)		Years Ended April 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$104.17		$117.81	$111.04	$102.66	$90.15	$92.45
Net investment income(a)	1.25		2.60	2.40	2.18	1.86	1.93
Net realized and unrealized gain (loss) on investments	8.45		(13.40)	6.72	8.29	12.56	(2.23)
Total from investment operations	9.70		(10.80)	9.12	10.47	14.42	(0.30)
Distributions to shareholders from:
Net investment income	(1.28)		(2.84)	(2.35)	(2.09)	(1.91)	(2.00)
Net asset value at end of period	$112.59		$104.17	$117.81	$111.04	$102.66	$90.15
Market price at end of period(b)	$112.39		$104.31	$117.82	$111.12	$102.67	$90.13
Net Asset Value Total Return(c)	9.35%		(9.18)%	8.40%	10.26%	16.16%	(0.23)%
Market Price Total Return(c)	9.01%		(9.06)%	8.32%	10.33%	16.19%	(0.24)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,732,325		$4,010,580	$5,590,025	$5,124,420	$4,897,087	$4,142,401
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40	%(d)	0.39%	0.40%	0.41%	0.41%	0.41%
Net investment income	2.22	%(d)	2.24%	2.13%	2.00%	1.93%	2.19%
Portfolio turnover rate(e)	1%		8%	10%	9%	11%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

	Six Months Ended
	October 31,
	2020 (Unaudited)		Years Ended April 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$103.08		$132.17	$130.30	$117.87	$97.56	$103.44
Net investment income(a)	0.74		1.48	1.76	1.44	1.30	1.25
Net realized and unrealized gain (loss) on investments	16.34		(28.58)	1.75	12.31	20.46	(5.93)
Total from investment operations	17.08		(27.10)	3.51	13.75	21.76	(4.68)
Distributions to shareholders from:
Net investment income	(0.67)		(1.99)	(1.64)	(1.32)	(1.45)	(1.20)
Net asset value at end of period	$119.49		$103.08	$132.17	$130.30	$117.87	$97.56
Market price at end of period(b)	$119.31		$103.16	$132.22	$130.51	$117.82	$97.55
Net Asset Value Total Return(c)	16.60%		(20.65)%	2.75%	11.73%	22.44%	(4.49)%
Market Price Total Return(c)	16.34%		(20.62)%	2.60%	11.96%	22.40%	(4.52)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,427,920		$1,437,974	$2,094,831	$1,889,333	$1,632,527	$1,107,295
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.40%	0.40%	0.41%	0.41%	0.41%
Net investment income	1.28	%(d)	1.20%	1.33%	1.15%	1.20%	1.30%
Portfolio turnover rate(e)	2%		21%	24%	26%	29%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Market ETF (PWC)	“Dynamic Market ETF”

Invesco FTSE RAFI US 1000 ETF (PRF)	“FTSE RAFI US 1000 ETF”

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)	“FTSE RAFI US 1500 Small-Mid ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Dynamic Market ETF and FTSE RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of FTSE RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Market ETF	Dynamic Market IntellidexSM Index

FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index

FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US 1500 Mid Small Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value

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debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a

40

company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of their respective securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, Dynamic Market ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 ETF and the FTSE RAFI US 1500 Small-Mid ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2022. For Dynamic Market ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of the Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2022. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2022. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Market ETF.

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

43

For the six-month period ended October 31, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Market ETF	$16,885

FTSE RAFI US 1000 ETF	245,574

FTSE RAFI US 1500 Small-Mid ETF	134,185

For FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For Dynamic Market ETF, the expenses borne by the Adviser are not subject to recapture.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2020 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/21	4/30/22	4/30/23	10/31/23
FTSE RAFI US 1000 ETF	$1,195,361	$514,360	$272,188	$166,752	$242,061
FTSE RAFI US 1500 Small-Mid ETF	671,593	218,464	182,750	137,289	133,090

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic Market ETF	ICE Data Indices, LLC
FTSE RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC
FTSE RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

Dynamic Market ETF	$39,315

FTSE RAFI US 1500 Small-Mid ETF	5,058

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended October 31, 2020, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

Dynamic Market ETF	$20,885,902	$6,891,799	$(448,303)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

44

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Dynamic Market ETF

Investments in Securities

Common Stocks & Other Equity Interests	$118,906,373	$-	$-	$118,906,373

Money Market Funds	119,006	6,372	-	125,378

Total Investments	$119,025,379	$6,372	$-	$119,031,751

FTSE RAFI US 1000 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,730,687,812	$-	$-	$3,730,687,812

Money Market Funds	-	27,825,687	-	27,825,687

Total Investments	$3,730,687,812	$27,825,687	$-	$3,758,513,499

FTSE RAFI US 1500 Small-Mid ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,427,792,569	$-	$0	$1,427,792,569

Money Market Funds	2,562,783	68,478,101	-	71,040,884

Total Investments	$1,430,355,352	$68,478,101	$0	$1,498,833,453

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

45

The Funds had capital loss carryforwards as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dynamic Market ETF	$142,859,805	$2,442,435	$145,302,240

FTSE RAFI US 1000 ETF	19,847,839	170,282,611	190,130,450

FTSE RAFI US 1500 Small-Mid ETF	60,137,702	205,518,088	265,655,790

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Market ETF	$220,113,955	$222,369,107
FTSE RAFI US 1000 ETF	54,170,057	53,889,800
FTSE RAFI US 1500 Small-Mid ETF	26,670,691	26,333,487

For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Market ETF	$82,548,122	$89,905,239
FTSE RAFI US 1000 ETF	80,022,220	665,977,798
FTSE RAFI US 1500 Small-Mid ETF	84,129,719	314,444,328

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Market ETF	$2,451,367	$(8,600,482)	$(6,149,115)	$125,180,866

FTSE RAFI US 1000 ETF	805,596,625	(758,397,420)	47,199,205	3,711,314,294
FTSE RAFI US 1500 Small-Mid ETF	280,560,940	(395,814,068)	(115,253,128)	1,614,086,581

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

46

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

47

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Dynamic Market ETF (PWC)
Actual	$1,000.00	$1,113.90	0.60%	$3.20
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco FTSE RAFI US 1000 ETF (PRF)
Actual	1,000.00	1,093.50	0.39	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Actual	1,000.00	1,166.00	0.39	2.13
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

48

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2020
PYZ	Invesco DWA Basic Materials Momentum ETF
PEZ	Invesco DWA Consumer Cyclicals Momentum ETF
PSL	Invesco DWA Consumer Staples Momentum ETF
PXI	Invesco DWA Energy Momentum ETF
PFI	Invesco DWA Financial Momentum ETF
PTH	Invesco DWA Healthcare Momentum ETF
PRN	Invesco DWA Industrials Momentum ETF
PTF	Invesco DWA Technology Momentum ETF
PUI	Invesco DWA Utilities Momentum ETF
PNQI	Invesco NASDAQ Internet ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco DWA Basic Materials Momentum ETF (PYZ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aluminum-5.66%
Alcoa Corp.(b)	95,818	$1,237,969
Arconic Corp.(b)	50,776	1,103,870
Century Aluminum Co.(b)	87,317	574,546

		2,916,385

Commodity Chemicals-9.59%
Dow, Inc.	25,094	1,141,526
LyondellBasell Industries N.V., Class A	15,629	1,069,805
Olin Corp.	63,717	1,054,517
Valvoline, Inc.	40,805	802,634
Westlake Chemical Corp.	12,982	877,843

		4,946,325

Copper-3.66%
Freeport-McMoRan, Inc.	108,884	1,888,048

Diversified Chemicals-6.38%
Chemours Co. (The)	61,977	1,248,217
Eastman Chemical Co.	14,619	1,181,800
Huntsman Corp.	35,278	856,902

		3,286,919

Diversified Metals & Mining-1.30%
Compass Minerals International, Inc.	11,111	670,882

Fertilizers & Agricultural Chemicals-6.63%
FMC Corp.	17,155	1,762,505
Mosaic Co. (The)	89,546	1,656,601

		3,419,106

Forest Products-1.53%
Louisiana-Pacific Corp.	27,543	787,179

Gold-6.85%
Coeur Mining, Inc.(b)	132,512	936,860
Newmont Corp.	27,967	1,757,446
Royal Gold, Inc.	7,035	835,828

		3,530,134

Industrial Gases-3.50%
Air Products and Chemicals, Inc.	6,540	1,806,610

Life Sciences Tools & Services-3.48%
Avantor, Inc.(b)	77,181	1,796,002

Oil & Gas Refining & Marketing-1.56%
Green Plains, Inc.(b)	53,149	802,550

Paper Packaging-3.99%
Avery Dennison Corp.	14,882	2,059,520

Paper Products-1.37%
Domtar Corp.	29,640	707,803

Silver-2.69%
Hecla Mining Co.	302,638	1,386,082

Specialized REITs-3.66%
PotlatchDeltic Corp.	19,619	815,169
Weyerhaeuser Co.	39,312	1,072,825

		1,887,994

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Specialty Chemicals-26.90%
Albemarle Corp.	15,797	$1,472,438
Avient Corp.	26,913	836,187
Celanese Corp.	12,404	1,407,978
DuPont de Nemours, Inc.	18,947	1,077,705
Ecolab, Inc.	8,623	1,583,097
H.B. Fuller Co.	16,752	758,028
Ingevity Corp.(b)	13,463	738,850
Livent Corp.(b)(c)	96,767	1,040,245
PPG Industries, Inc.	14,920	1,935,422
Quaker Chemical Corp.	4,515	861,417
RPM International, Inc.	16,062	1,359,970
Stepan Co.	6,835	795,867

		13,867,204

Steel-9.64%
Cleveland-Cliffs, Inc.(c)	185,079	1,532,454
Commercial Metals Co.	39,722	820,259
Reliance Steel & Aluminum Co.	8,553	932,192
Steel Dynamics, Inc.	26,754	842,216
Worthington Industries, Inc.	17,120	842,475

		4,969,596

Trading Companies & Distributors-1.63%
Univar Solutions, Inc.(b)	50,639	840,101

Total Common Stocks & Other Equity Interests (Cost $44,715,543)		51,568,440

Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $124,901)	124,901	124,901

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $44,840,444)		51,693,341

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.14%
Invesco Private Government Fund, 0.04%(d)(e)(f)	646,940	646,940
Invesco Private Prime Fund, 0.11%(d)(e)(f)	970,119	970,410

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,617,350)		1,617,350

TOTAL INVESTMENTS IN SECURITIES-103.40% (Cost $46,457,794)		53,310,691
OTHER ASSETS LESS LIABILITIES-(3.40)%		(1,752,875)

NET ASSETS-100.00%		$51,557,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA Basic Materials Momentum ETF (PYZ)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$279,312	$(154,411)	$-	$-	$124,901	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	169,818	708,399	(878,217)	-	-	-	48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,269,357	14,358,778	(15,981,195)	-	-	646,940	320	*
Invesco Private Prime Fund	-	4,882,141	(3,911,842)	-	111	970,410	275	*

Total	$2,439,175	$20,228,630	$(20,925,665)	$-	$111	$1,742,251	$645

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Specialty Chemicals	26.90
Steel	9.64
Commodity Chemicals	9.59
Gold	6.85
Fertilizers & Agricultural Chemicals	6.63
Diversified Chemicals	6.38
Aluminum	5.66
Paper Packaging	3.99
Copper	3.66
Specialized REITs	3.66
Industrial Gases	3.50
Life Sciences Tools & Services	3.48
Sub-Industry Types Each Less Than 3%	10.08
Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Apparel Retail-2.24%
L Brands, Inc.	31,191	$998,424

Apparel, Accessories & Luxury Goods-0.60%
Fossil Group, Inc.(b)	46,738	266,874

Auto Parts & Equipment-3.72%
Workhorse Group, Inc.(b)(c)	107,629	1,655,334

Automobile Manufacturers-5.67%
Tesla, Inc.(b)	6,501	2,522,648

Automotive Retail-16.61%
Camping World Holdings, Inc., Class A	61,335	1,621,697
Carvana Co.(b)	8,194	1,518,758
Lithia Motors, Inc., Class A	4,392	1,008,272
O’Reilly Automotive, Inc.(b)	6,679	2,916,051
Sonic Automotive, Inc., Class A	8,941	322,413

		7,387,191

Cable & Satellite-3.22%
Charter Communications, Inc., Class A(b)	2,370	1,431,053

Casinos & Gaming-14.29%
Boyd Gaming Corp.	18,954	601,221
Caesars Entertainment, Inc.(b)	32,693	1,465,300
DraftKings, Inc., Class A(b)(c)	34,846	1,233,548
Everi Holdings, Inc.(b)	80,804	695,723
Penn National Gaming, Inc.(b)	13,622	735,316
Red Rock Resorts, Inc., Class A	36,318	694,400
Scientific Games Corp.(b)	29,126	928,537

		6,354,045

Computer & Electronics Retail-4.62%
Best Buy Co., Inc.	13,063	1,457,178
GameStop Corp., Class A(b)(c)	57,066	597,481

		2,054,659

Consumer Electronics-0.81%
Vuzix Corp.(b)(c)	91,100	358,934

Footwear-3.71%
NIKE,Inc.,Class B	13,731	1,648,818

Home Furnishings-1.96%
Purple Innovation, Inc.(b)	30,798	873,739

Home Improvement Retail-7.71%
GrowGeneration Corp.(b)(c)	86,325	1,441,627
Home Depot, Inc. (The)	4,063	1,083,643
Lowe’s Cos., Inc.	5,725	905,123

		3,430,393

Homebuilding-3.57%
Century Communities, Inc.(b)	8,534	331,461
M/I Homes, Inc.(b)	8,519	348,597
Meritage Homes Corp.(b)	5,304	461,925
Taylor Morrison Home Corp., Class A(b)	20,585	444,636

		1,586,619

Homefurnishing Retail-5.96%
Bed Bath & Beyond, Inc.(c)	74,363	1,472,388
RH(b)	3,510	1,176,657

		2,649,045

	Shares	Value
Internet & Direct Marketing Retail-6.46%
Amazon.com, Inc.(b)	583	$1,770,075
CarParts.com, Inc.(b)(c)	87,137	1,105,769

		2,875,844

Leisure Products-7.69%
Nautilus, Inc.(b)	61,869	1,341,939
Peloton Interactive, Inc., Class A(b)	14,006	1,543,601
Vista Outdoor, Inc.(b)	26,976	533,315

		3,418,855

Real Estate Services-1.96%
eXp World Holdings, Inc.(b)	20,568	871,878

Restaurants-6.12%
Brinker International, Inc.	31,538	1,373,164
Chipotle Mexican Grill, Inc.(b)	1,122	1,348,061

		2,721,225

Specialty Stores-3.03%
Hibbett Sports, Inc.(b)	16,784	634,603
Michaels Cos., Inc. (The)(b)(c)	87,710	711,328

		1,345,931

Total Common Stocks & Other Equity Interests (Cost $41,070,329)		44,451,509

Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $137,209)	137,209	137,209

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $41,207,538)		44,588,718

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.35%
Invesco Private Government Fund, 0.04%(d)(e)(f)	3,390,704	3,390,704
Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,216,453	5,218,018

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,608,722)		8,608,722

TOTAL INVESTMENTS IN SECURITIES-119.61% (Cost $49,816,260)		53,197,440
OTHER ASSETS LESS LIABILITIES-(19.61)%		(8,723,170)

NET ASSETS-100.00%		$44,474,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$276,981	$(139,772)	$-	$-	$137,209	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	153,870	550,493	(704,363)	-	-	-	49
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	851,641	30,348,726	(27,809,663)	-	-	3,390,704	932	*
Invesco Private Prime Fund	-	13,707,309	(8,489,460)	-	169	5,218,018	1,037	*

Total	$1,005,511	$44,883,509	$(37,143,258)	$-	$169	$8,745,931	$2,020

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Automotive Retail	16.61
Casinos & Gaming	14.29
Home Improvement Retail	7.71
Leisure Products	7.69
Internet & Direct Marketing Retail	6.46
Restaurants	6.12
Homefurnishing Retail	5.96
Automobile Manufacturers	5.67
Computer & Electronics Retail	4.62
Auto Parts & Equipment	3.72
Footwear	3.71
Homebuilding	3.57
Cable & Satellite	3.22
Specialty Stores	3.03
Sub-Industry Types Each Less Than 3%	7.57
Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Consumer Staples Momentum ETF (PSL)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Agricultural Products-2.84%
Darling Ingredients, Inc.(b)	71,671	$3,081,853

Brewers-3.80%
Boston Beer Co., Inc. (The), Class A(b)	3,963	4,118,270

Computer & Electronics Retail-2.23%
Rent-A-Center, Inc.	78,152	2,414,897

Distillers & Vintners-2.51%
Brown-Forman Corp., Class B	39,080	2,724,267

Education Services-3.38%
Bright Horizons Family Solutions, Inc.(b)	23,181	3,663,757

Environmental & Facilities Services-3.98%
Rollins, Inc.	74,716	4,322,321

Fertilizers & Agricultural Chemicals-2.29%
Scotts Miracle-Gro Co. (The)	16,546	2,482,727

Food Distributors-4.65%
Performance Food Group Co.(b)	75,089	2,523,741
Sysco Corp.	45,654	2,525,123

		5,048,864

Food Retail-2.40%
Casey’s General Stores, Inc.	15,415	2,598,506

Health Care Services-2.97%
Chemed Corp.	6,726	3,217,180

Home Furnishings-2.63%
Tempur Sealy International, Inc.(b)	32,004	2,848,356

Household Appliances-2.09%
Helen of Troy Ltd.(b)	11,945	2,264,772

Household Products-13.12%
Church & Dwight Co., Inc.	47,071	4,160,606
Clorox Co. (The)	17,749	3,678,480
Procter & Gamble Co. (The)	22,368	3,066,653
WD-40 Co.	13,639	3,319,460

		14,225,199

Housewares & Specialties-4.88%
Tupperware Brands Corp.	166,718	5,288,295

Packaged Foods & Meats-23.85%
B&G Foods, Inc.(c)	89,434	2,375,367
Beyond Meat, Inc.(b)(c)	21,606	3,077,343
Conagra Brands, Inc.	75,363	2,644,488
Freshpet, Inc.(b)	35,944	4,115,588
Hain Celestial Group, Inc. (The)(b)	68,574	2,108,650
Hormel Foods Corp.	67,728	3,297,676
Lancaster Colony Corp.	14,595	2,424,813

	Shares	Value
Packaged Foods & Meats-(continued)
McCormick & Co., Inc.	18,996	$3,428,968
Mondelez International, Inc., Class A	45,171	2,399,484

		25,872,377

Personal Products-8.00%
Estee Lauder Cos., Inc. (The), Class A	19,502	4,283,809
Herbalife Nutrition Ltd.(b)	48,588	2,193,262
Medifast, Inc.	15,679	2,202,743

		8,679,814

Soft Drinks-11.81%
Keurig Dr Pepper, Inc.	134,211	3,610,276
Monster Beverage Corp.(b)	51,622	3,952,697
National Beverage Corp.(b)(c)	32,183	2,519,607
PepsiCo, Inc.	20,466	2,727,913

		12,810,493

Specialized Consumer Services-2.56%
Terminix Global Holdings, Inc.(b)	58,984	2,777,557

Total Common Stocks & Other Equity Interests (Cost $89,672,092)		108,439,505

Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $187,730)	187,730	187,730

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $89,859,822)		108,627,235

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.87%
Invesco Private Government Fund, 0.04%(d)(e)(f)	2,436,613	2,436,613
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,931,311	3,932,490

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,369,094)		6,369,103

TOTAL INVESTMENTS IN SECURITIES-106.03% (Cost $96,228,916)		114,996,338
OTHER ASSETS LESS LIABILITIES-(6.03)%		(6,543,968)

NET ASSETS-100.00%		$108,452,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Consumer Staples Momentum ETF (PSL)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$579,536	$(391,806)	$-	$-	$187,730	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	305,656	848,123	(1,153,779)	-	-	-	78
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,678,757	38,236,379	(39,478,523)	-	-	2,436,613	846	*
Invesco Private Prime Fund	-	13,089,840	(9,157,606)	9	247	3,932,490	895	*

Total	$3,984,413	$52,753,878	$(50,181,714)	$9	$247	$6,556,833	$1,822

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Packaged Foods & Meats	23.85
Household Products	13.12
Soft Drinks	11.81
Personal Products	8.00
Housewares & Specialties	4.88
Food Distributors	4.65
Environmental & Facilities Services	3.98
Brewers	3.80
Education Services	3.38
Sub-Industry Types Each Less Than 3%	22.52
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Energy Momentum ETF (PXI)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Coal & Consumable Fuels-1.12%
Arch Resources, Inc.	4,983	$152,231

Integrated Oil & Gas-6.88%
Chevron Corp.	7,206	500,817
Exxon Mobil Corp.	7,191	234,570
Occidental Petroleum Corp.	22,123	201,983

		937,370

Oil & Gas Drilling-2.10%
Nabors Industries Ltd.(b)	10,050	285,621

Oil & Gas Equipment & Services-12.33%
Baker Hughes Co., Class A	18,084	267,101
ChampionX Corp.(c)	38,689	337,755
Core Laboratories N.V	13,497	195,031
Halliburton Co.	41,764	503,674
National Oilwell Varco, Inc.	18,032	151,469
Schlumberger Ltd.	14,998	224,070

		1,679,100

Oil & Gas Exploration & Production-43.03%
Apache Corp.	42,570	353,331
Cabot Oil & Gas Corp.	28,635	509,417
Cimarex Energy Co.	12,156	308,398
CNX Resources Corp.(c)	33,363	323,621
Comstock Resources, Inc.(c)	42,581	226,105
Concho Resources, Inc.	5,600	232,456
ConocoPhillips	17,026	487,284
Devon Energy Corp.	29,049	259,408
Diamondback Energy, Inc.	8,877	230,447
Hess Corp.	12,266	456,540
Marathon Oil Corp.	57,299	226,904
Matador Resources Co.(c)	44,340	313,484
Murphy Oil Corp.	21,856	168,728
Parsley Energy, Inc., Class A	50,130	501,801
PDC Energy, Inc.(c)	19,363	230,807
Penn Virginia Corp.(b)(c)	17,735	136,205
Pioneer Natural Resources Co.	4,367	347,438
Range Resources Corp.	51,293	337,508
WPX Energy, Inc.(c)	45,925	211,714

		5,861,596

Oil & Gas Refining & Marketing-13.98%
Marathon Petroleum Corp.	13,963	411,909

	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	8,612	$401,836
Renewable Energy Group, Inc.(c)	8,520	480,528
Valero Energy Corp.	15,789	609,613

		1,903,886

Oil & Gas Storage & Transportation-19.25%
Antero Midstream Corp.	49,459	283,400
Cheniere Energy, Inc.(c)	15,511	742,512
Equitrans Midstream Corp.	37,317	270,921
Kinder Morgan, Inc.	25,641	305,128
Targa Resources Corp.	24,299	389,999
Williams Cos., Inc. (The)	32,805	629,528

		2,621,488

Steel-1.12%
Warrior Met Coal, Inc.	10,197	152,955

Total Common Stocks & Other Equity Interests (Cost $17,763,776)		13,594,247

Money Market Funds-0.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $135,735)	135,735	135,735

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.80% (Cost $17,899,511)		13,729,982

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.65%
Invesco Private Government Fund, 0.04%(d)(e)(f)	144,257	144,257
Invesco Private Prime Fund, 0.11%(d)(e)(f)	216,321	216,386

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $360,643)		360,643

TOTAL INVESTMENTS IN SECURITIES-103.45% (Cost $18,260,154)		14,090,625
OTHER ASSETS LESS LIABILITIES-(3.45)%		(470,316)

NET ASSETS-100.00%		$13,620,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Energy Momentum ETF (PXI)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$423,844	$(288,109)	$-	$-	$135,735	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	149,226	875,662	(1,024,888)	-	-	-	34
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,420,063	18,750,613	(20,026,419)	-	-	144,257	485	*
Invesco Private Prime Fund	-	4,962,872	(4,746,601)	-	115	216,386	400	*

Total	$1,569,289	$25,012,991	$(26,086,017)	$-	$115	$496,378	$922

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Oil & Gas Exploration & Production	43.03
Oil & Gas Storage & Transportation	19.25
Oil & Gas Refining & Marketing	13.98
Oil & Gas Equipment & Services	12.33
Integrated Oil & Gas	6.88
Sub-Industry Types Each Less Than 3%	4.34
Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Financial Momentum ETF (PFI)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Application Software-1.57%
Envestnet, Inc.(b)	5,503	$422,300

Asset Management & Custody Banks-9.62%
Ares Management Corp., Class A	12,859	543,936
Artisan Partners Asset Management, Inc., Class A	10,033	401,922
BlackRock, Inc.	1,100	659,131
Brightsphere Investment Group, Inc.	22,855	315,399
KKR & Co., Inc., Class A	19,354	660,939

		2,581,327

Consumer Finance-6.44%
Discover Financial Services.	9,808	637,618
Encore Capital Group, Inc.(b)	6,318	201,734
Green Dot Corp., Class A(b)	9,206	490,864
OneMain Holdings, Inc.	11,383	397,153

		1,727,369

Data Processing & Outsourced Services-7.70%
Mastercard, Inc., Class A	3,719	1,073,452
Visa, Inc., Class A	5,463	992,682

		2,066,134

Diversified REITs-0.83%
Essential Properties Realty Trust, Inc.	13,433	221,913

Financial Exchanges & Data-17.60%
FactSet Research Systems, Inc.	2,000	613,000
Moody’s Corp.	4,076	1,071,580
MSCI, Inc.	3,095	1,082,755
Nasdaq, Inc.	7,082	856,851
S&P Global, Inc.	3,401	1,097,605

		4,721,791

Hotel & Resort REITs-1.52%
Ryman Hospitality Properties, Inc.	10,227	407,546

Industrial REITs-11.39%
Duke Realty Corp.	27,589	1,048,106
First Industrial Realty Trust, Inc.	8,472	337,270
Innovative Industrial Properties, Inc.	5,330	621,638
Prologis, Inc.	6,999	694,301
STAG Industrial, Inc.	11,349	353,181

		3,054,496

Insurance Brokers-3.68%
BRP Group, Inc., Class A(b)	11,122	283,611
Marsh & McLennan Cos., Inc.	6,790	702,493

		986,104

Investment Banking & Brokerage-1.08%

PJT Partners, Inc., Class A	4,286	289,991

Life & Health Insurance-3.89%
Primerica, Inc.	4,298	473,811
Trupanion, Inc.(b)	7,964	569,745

		1,043,556

	Shares	Value
Mortgage REITs-6.07%
Arbor Realty Trust, Inc.	35,927	$424,657
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,997	502,074
PennyMac Mortgage Investment Trust	25,707	384,834
Redwood Trust, Inc.	37,376	317,696

		1,629,261

Office REITs-2.41%
Alexandria Real Estate Equities, Inc.	4,257	645,021

Property & Casualty Insurance-7.77%
Kinsale Capital Group, Inc.	3,547	664,956
Palomar Holdings, Inc.(b)	5,980	533,237
Progressive Corp. (The)	9,634	885,364

		2,083,557

Real Estate Services-5.38%
Realogy Holdings Corp.(b)	53,280	594,605
Redfin Corp.(b)	20,332	849,267

		1,443,872

Regional Banks-2.57%
First Republic Bank	5,462	688,977

Specialized REITs-6.51%
Crown Castle International Corp.	5,499	858,944
Equinix, Inc.	886	647,879
Uniti Group, Inc.	27,243	240,283

		1,747,106

Thrifts & Mortgage Finance-3.93%
Mr. Cooper Group, Inc.(b)	25,447	536,423
PennyMac Financial Services, Inc.	10,204	518,567

		1,054,990

Total Common Stocks & Other Equity Interests (Cost $24,413,538)		26,815,311

Money Market Funds-0.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $125,142)	125,142	125,142

TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $24,538,680)		26,940,453
OTHER ASSETS LESS LIABILITIES-(0.42)%		(113,637)

NET ASSETS-100.00%		$26,826,816

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Financial Momentum ETF (PFI)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$385,364	$(260,222)	$-	$-	$125,142	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	161,230	557,832	(719,062)	-	-	-	45
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	703,151	10,238,617	(10,941,768)	-	-	-	154	*
Invesco Private Prime Fund	-	2,974,393	(2,974,432)	-	39	-	135	*

Total	$864,381	$14,156,206	$(14,895,484)	$-	$39	$125,142	$336

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financial Exchanges & Data	17.60
Industrial REITs	11.39
Asset Management & Custody Banks	9.62
Property & Casualty Insurance	7.77
Data Processing & Outsourced Services	7.70
Specialized REITs	6.51
Consumer Finance	6.44
Mortgage REITs	6.07
Real Estate Services	5.38
Thrifts & Mortgage Finance	3.93
Life & Health Insurance	3.89
Insurance Brokers	3.68
Sub-Industry Types Each Less Than 3%	9.98
Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Healthcare Momentum ETF (PTH)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Biotechnology-24.00%
Aldeyra Therapeutics, Inc.(b)	524,315	$3,502,424
BrainStorm Cell Therapeutics, Inc.(b)(c)	297,548	2,984,406
Celldex Therapeutics, Inc.(b)(c)	407,624	6,456,764
Fate Therapeutics, Inc.(b)	148,348	6,586,651
Immunic, Inc.(b)	209,292	3,315,185
Immunovant, Inc.(b)	225,767	9,847,957
Invitae Corp.(b)(c)	446,476	17,506,324
Iovance Biotherapeutics, Inc.(b)	230,551	8,226,060
IVERIC bio, Inc.(b)	819,801	4,853,222
Kura Oncology, Inc.(b)	292,364	9,136,375
Mersana Therapeutics, Inc.(b)	582,605	10,498,542
Natera, Inc.(b)	93,357	6,279,192
Protagonist Therapeutics, Inc.(b)	197,362	3,740,010
Seagen, Inc.(b)	93,255	15,554,934
TG Therapeutics, Inc.(b)	452,475	11,434,043
Twist Bioscience Corp.(b)	101,670	7,791,989

		127,714,078

Health Care Distributors-1.41%
Covetrus, Inc.(b)	304,894	7,527,833

Health Care Equipment-15.61%
Danaher Corp.	126,425	29,019,594
IDEXX Laboratories, Inc.(b)	46,610	19,800,860
Intuitive Surgical, Inc.(b)	18,623	12,423,031
iRhythm Technologies, Inc.(b)	68,613	14,508,219
Nevro Corp.(b)	49,033	7,316,214

		83,067,918

Health Care Facilities-0.78%
Surgery Partners, Inc.(b)	191,219	4,172,399

Health Care Services-9.90%
Amedisys, Inc.(b)	117,722	30,489,998
Castle Biosciences, Inc.(b)	67,855	3,150,508
Fulgent Genetics, Inc.(b)(c)	239,929	7,804,890
LHC Group, Inc.(b)	51,951	11,249,989

		52,695,385

Health Care Supplies-6.97%
BioLife Solutions, Inc.(b)	124,883	3,585,391
Silk Road Medical, Inc.(b)	76,247	4,620,568
SmileDirectClub, Inc.(b)(c)	1,053,528	9,376,399
West Pharmaceutical Services, Inc.	71,747	19,520,207

		37,102,565

Life Sciences Tools & Services-19.14%
Bio-Rad Laboratories, Inc., Class A(b)	23,964	14,052,969
Fluidigm Corp.(b)	1,318,734	7,569,533
Medpace Holdings, Inc.(b)	73,460	8,149,652
NeoGenomics, Inc.(b)	255,091	10,007,220

	Shares	Value
Life Sciences Tools & Services-(continued)
Pacific Biosciences of California, Inc.(b)	709,312	$9,299,080
Personalis, Inc.(b)	168,852	4,175,710
Repligen Corp.(b)	127,115	21,173,546
Thermo Fisher Scientific, Inc.	57,957	27,420,616

		101,848,326

Managed Health Care-6.52%
Humana, Inc.	43,806	17,490,860
UnitedHealth Group, Inc.	56,435	17,220,576

		34,711,436

Pharmaceuticals-15.70%
Aquestive Therapeutics, Inc.(b)(c)	531,933	2,574,556
Catalent, Inc.(b)	132,480	11,627,770
Cymabay Therapeutics, Inc.(b)	1,545,333	12,857,170
Horizon Therapeutics PLC(b)	302,506	22,666,775
Intra-Cellular Therapies, Inc.(b)	260,311	6,421,872
MyoKardia, Inc.(b)	43,231	9,663,425
Provention Bio, Inc.(b)	377,196	4,473,544
Zoetis, Inc.	83,725	13,274,599

		83,559,711

Total Common Stocks & Other Equity Interests (Cost $488,888,719)		532,399,651

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $436,057)	436,057	436,057

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $489,324,776)		532,835,708

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.63%
Invesco Private Government Fund, 0.04%(d)(e)(f)	14,106,165	14,106,165
Invesco Private Prime Fund, 0.11%(d)(e)(f)	21,152,902	21,159,247

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,265,413)		35,265,412

TOTAL INVESTMENTS IN SECURITIES-106.74% (Cost $524,590,189)		568,101,120
OTHER ASSETS LESS LIABILITIES-(6.74)%		(35,892,958)

NET ASSETS-100.00%		$532,208,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco DWA Healthcare Momentum ETF (PTH)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,114,280	$(678,223)	$-	$-	$436,057	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	272,671	6,158,741	(6,431,412)	-	-	-	120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,282,803	353,081,860	(343,258,498)	-	-	14,106,165	11,139	*
Invesco Private Prime Fund	-	117,712,629	(96,555,746)	(1)	2,365	21,159,247	10,271	*

Total	$4,555,474	$478,067,510	$(446,923,879)	$(1)	$2,365	$35,701,469	$21,537

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Biotechnology	24.00
Life Sciences Tools & Services	19.14
Pharmaceuticals	15.70
Health Care Equipment	15.61
Health Care Services	9.90
Health Care Supplies	6.97
Managed Health Care	6.52
Sub-Industry Types Each Less Than 3%	2.19

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco DWA Industrials Momentum ETF (PRN)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-5.71%
Kratos Defense & Security Solutions, Inc.(b)	103,574	$1,956,513
TransDigm Group, Inc.	6,532	3,118,442

		5,074,955

Air Freight & Logistics-2.05%
Atlas Air Worldwide Holdings, Inc.(b)	30,715	1,817,099

Alternative Carriers-3.13%
Bandwidth, Inc., Class A(b)	17,366	2,784,725

Application Software-3.00%
Fair Isaac Corp.(b)	6,801	2,662,251

Building Products-8.85%
Advanced Drainage Systems, Inc.	31,577	2,002,929
Builders FirstSource, Inc.(b)	69,135	2,094,791
Gibraltar Industries, Inc.(b)	26,563	1,526,044
Masco Corp.	41,736	2,237,050

		7,860,814

Construction & Engineering-2.60%
Ameresco, Inc., Class A(b)	60,056	2,305,550

Data Processing & Outsourced Services-2.07%
Fidelity National Information Services, Inc.	14,792	1,842,935

Distributors-3.57%
Pool Corp.	9,078	3,175,757

Diversified Support Services-6.47%
Cintas Corp.	9,040	2,843,532
Copart, Inc.(b)	26,308	2,903,351

		5,746,883

Electrical Components & Equipment-18.16%
AMETEK, Inc.	31,094	3,053,431
Generac Holdings, Inc.(b)	14,592	3,066,509
Plug Power, Inc.(b)(c)	232,176	3,250,464
Rockwell Automation, Inc.	10,559	2,503,750
Sunrun, Inc.(b)	46,559	2,421,999
Vicor Corp.(b)	23,569	1,838,382

		16,134,535

Electronic Components-2.23%
Littelfuse, Inc.	10,010	1,981,379

Heavy Electrical Equipment-2.14%
Bloom Energy Corp., Class A(b)	150,188	1,898,376

Industrial Conglomerates-3.52%
Roper Technologies, Inc.	8,430	3,130,396

Industrial Machinery-7.67%
Graco, Inc.	38,817	2,402,772
IDEX Corp.	12,336	2,101,931
Illinois Tool Works, Inc.	11,804	2,312,168

		6,816,871

	Shares	Value
IT Consulting & Other Services-3.12%
Accenture PLC, Class A	12,783	$2,772,761

Railroads-3.01%
Union Pacific Corp.	15,117	2,678,581

Renewable Electricity-1.92%
Sunnova Energy International, Inc.(b)	70,773	1,702,798

Research & Consulting Services-4.97%
CoStar Group, Inc.(b)	2,875	2,367,879
TransUnion	25,742	2,050,608

		4,418,487

Specialty Chemicals-3.54%
Sherwin-Williams Co. (The)	4,574	3,146,821

Trading Companies & Distributors-3.35%
W.W. Grainger, Inc.	8,505	2,976,920

Trucking-8.93%
Avis Budget Group, Inc.(b)	75,248	2,533,600
Old Dominion Freight Line, Inc.	15,744	2,997,185
Saia, Inc.(b)	16,301	2,407,006

		7,937,791

Total Common Stocks & Other Equity Interests (Cost $82,132,138)		88,866,685

Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $138,696)	138,696	138,696

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $82,270,834)		89,005,381

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.22%
Invesco Private Government Fund, 0.04%(d)(e)(f)	78,458	78,458
Invesco Private Prime Fund, 0.11%(d)(e)(f)	117,652	117,687

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $196,145)		196,145

TOTAL INVESTMENTS IN SECURITIES-100.39% (Cost $82,466,979)		89,201,526
OTHER ASSETS LESS LIABILITIES-(0.39)%		(348,996)

NET ASSETS-100.00%		$88,852,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco DWA Industrials Momentum ETF (PRN)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$332,321	$(193,625)	$-	$-	$138,696	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	172,342	1,569,670	(1,742,012)	-	-	-	69
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,233,832	17,893,500	(19,048,874)	-	-	78,458	404	*
Invesco Private Prime Fund	-	8,623,854	(8,506,246)	-	79	117,687	416	*

Total	$1,406,174	$28,419,345	$(29,490,757)	$-	$79	$334,841	$891

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco DWA Industrials Momentum ETF (PRN)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Electrical Components & Equipment	18.16
Trucking	8.93
Building Products	8.85
Industrial Machinery	7.67
Diversified Support Services	6.47
Aerospace & Defense	5.71
Research & Consulting Services	4.97
Distributors	3.57
Specialty Chemicals	3.54
Industrial Conglomerates	3.52
Trading Companies & Distributors	3.35
Alternative Carriers	3.13
IT Consulting & Other Services	3.12
Railroads	3.01
Application Software	3.00
Sub-Industry Types Each Less Than 3%	13.01

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco DWA Technology Momentum ETF (PTF)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-1.51%
TechTarget, Inc.(b)	87,298	$3,823,652

Application Software-41.07%
Adobe, Inc.(b)	15,512	6,935,415
Bill.Com Holdings, Inc.(b)	61,361	6,136,100
Cadence Design Systems, Inc.(b)	80,506	8,804,941
Cerence, Inc.(b)	90,672	4,948,878
Digital Turbine, Inc.(b)	255,990	7,336,673
Domo, Inc., Class B(b)	124,456	3,953,967
Five9, Inc.(b)	100,640	15,269,101
HubSpot, Inc.(b)	24,223	7,026,366
Pegasystems, Inc.	38,899	4,507,616
Q2 Holdings, Inc.(b)	49,022	4,472,767
salesforce.com, inc.(b)	21,894	5,085,319
Splunk, Inc.(b)	28,793	5,702,166
Sprout Social, Inc., Class A(b)	115,923	5,065,835
Trade Desk, Inc. (The), Class A(b)	11,981	6,786,638
Workiva, Inc.(b)	72,953	4,035,030
Zoom Video Communications, Inc., Class A(b)	16,960	7,817,034

		103,883,846

Data Processing & Outsourced Services-2.39%
Square, Inc., Class A(b)	38,998	6,040,010

Electronic Equipment & Instruments-1.25%
PAR Technology Corp.(b)(c)	85,584	3,164,040

Health Care Technology-3.30%
Veeva Systems, Inc., Class A(b)	30,942	8,355,887

Interactive Media & Services-5.65%
Pinterest, Inc., Class A(b)	147,921	8,719,943
Zillow Group, Inc., Class C(b)	62,926	5,576,502

		14,296,445

IT Consulting & Other Services-3.59%
EPAM Systems, Inc.(b)	29,345	9,066,138

Semiconductor Equipment-6.51%
Enphase Energy, Inc.(b)	92,487	9,072,050
Entegris, Inc.	98,979	7,400,660

		16,472,710

Semiconductors-15.81%
Advanced Micro Devices, Inc.(b)	108,980	8,205,104
Monolithic Power Systems, Inc.	35,737	11,421,545
NVIDIA Corp.	24,195	12,130,405
SiTime Corp.(b)	51,121	4,268,093
Synaptics, Inc.(b)	51,637	3,959,009

		39,984,156

	Shares	Value
Systems Software-11.72%
Crowdstrike Holdings, Inc., Class A(b)	44,911	$5,561,778
Microsoft Corp.	27,088	5,484,507
SailPoint Technologies Holding, Inc.(b)	107,593	4,466,185
ServiceNow, Inc.(b)	14,589	7,259,049
Zscaler, Inc.(b)	50,705	6,883,204

		29,654,723

Technology Hardware, Storage & Peripherals-5.11%
Apple, Inc.	118,810	12,933,657

Wireless Telecommunication Services-2.13%
Gogo, Inc.(b)(c)	670,664	5,392,139

Total Common Stocks & Other Equity Interests (Cost $203,832,436)		253,067,403

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $253,465)	253,465	253,465

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $204,085,901)		253,320,868

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.37%
Invesco Private Government Fund, 0.04%(d)(e)(f)	3,407,562	3,407,562
Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,109,810	5,111,342

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,518,904)		8,518,904

TOTAL INVESTMENTS IN SECURITIES-103.51% (Cost $212,604,805)		261,839,772
OTHER ASSETS LESS LIABILITIES-(3.51)%		(8,867,884)

NET ASSETS-100.00%		$252,971,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco DWA Technology Momentum ETF (PTF)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,252,276	$(998,811)	$-	$-	$253,465	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	289,745	3,189,740	(3,479,485)	-	-	-	71
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,553,493	78,134,286	(76,280,217)	-	-	3,407,562	870	*
Invesco Private Prime Fund	-	26,273,431	(21,162,334)	-	245	5,111,342	964	*

Total	$1,843,238	$108,849,733	$(101,920,847)	$-	$245	$8,772,369	$1,910

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Application Software	41.07
Semiconductors	15.81
Systems Software	11.72
Semiconductor Equipment	6.51
Interactive Media & Services	5.65
Technology Hardware, Storage & Peripherals	5.11
IT Consulting & Other Services	3.59
Health Care Technology	3.30
Sub-Industry Types Each Less Than 3%	7.28

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco DWA Utilities Momentum ETF (PUI)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Electric Utilities-40.17%
Alliant Energy Corp.	34,614	$1,913,462
American Electric Power Co., Inc.	20,328	1,828,097
Duke Energy Corp.	20,496	1,887,887
Entergy Corp.	18,702	1,893,016
Evergy, Inc.	27,053	1,493,326
Eversource Energy.	21,426	1,869,847
IDACORP, Inc.	13,835	1,213,744
NextEra Energy, Inc.	27,696	2,027,624
NRG Energy, Inc.	64,907	2,052,359
Pinnacle West Capital Corp.	18,147	1,480,251
PNM Resources, Inc.	29,501	1,475,050
Southern Co. (The)	33,584	1,929,401
Xcel Energy, Inc.	27,258	1,908,878

		22,972,942

Gas Utilities-8.33%
Atmos Energy Corp.	18,076	1,657,027
National Fuel Gas Co.	25,892	1,034,644
ONE Gas, Inc.	14,627	1,009,848
UGI Corp.	32,818	1,061,334

		4,762,853

Independent Power Producers & Energy Traders-4.99%
AES Corp. (The)	92,930	1,812,135
Vistra Corp.	60,025	1,042,634

		2,854,769

Integrated Telecommunication Services-2.03%
Verizon Communications, Inc.	20,404	1,162,824

Multi-Utilities-29.51%
Ameren Corp.	16,647	1,350,405
CenterPoint Energy, Inc.	65,263	1,379,007
CMS Energy Corp.	28,294	1,791,859
Dominion Energy, Inc.	19,168	1,539,957

	Shares	Value
Multi-Utilities-(continued)
DTE Energy Co.	16,473	$2,033,098
MDU Resources Group, Inc.	47,236	1,122,327
NiSource, Inc.	70,799	1,626,253
NorthWestern Corp.	20,507	1,069,030
Public Service Enterprise Group, Inc.	22,886	1,330,821
Sempra Energy	14,744	1,848,308
WEC Energy Group, Inc.	17,735	1,783,254

		16,874,319

Oil & Gas Exploration & Production-2.65%
EQT Corp.	100,066	1,514,999

Oil & Gas Storage & Transportation-2.51%
ONEOK, Inc.	49,576	1,437,704

Water Utilities-7.87%
American States Water Co.	14,158	1,057,461
American Water Works Co., Inc.	13,361	2,010,964
Essential Utilities, Inc.	34,708	1,429,970

		4,498,395

Wireless Telecommunication Services-1.75%
Shenandoah Telecommunications Co.	22,900	998,898

Total Common Stocks & Other Equity Interests (Cost $57,848,072)		57,077,703

Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(b)(c) (Cost $158,902)	158,902	158,902

TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $58,006,974)		57,236,605
OTHER ASSETS LESS LIABILITIES-(0.09)%		(51,771)

NET ASSETS-100.00%		$57,184,834

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$610,926	$(452,024)	$-	$-	$158,902	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	288,419	2,172,485	(2,460,904)	-	-	-	75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco DWA Utilities Momentum ETF (PUI)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,663,288	$183,675	$(2,846,963)	$-	$-	$-	$5	*

Total	$2,951,707	$2,967,086	$(5,759,891)	$-	$-	$158,902	$83

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Electric Utilities	40.17
Multi-Utilities	29.51
Gas Utilities	8.33
Water Utilities	7.87
Independent Power Producers & Energy Traders	4.99
Sub-Industry Types Each Less Than 3%	8.94
Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Advertising-0.05%
Criteo S.A., ADR (France)(b)	24,920	$427,627

Application Software-20.56%
2U, Inc.(b)	29,233	1,077,236
Adobe, Inc.(b)	74,060	33,112,226
Alarm.com Holdings, Inc.(b)	20,106	1,172,783
Anaplan, Inc.(b)	56,237	3,112,718
Benefitfocus, Inc.(b)	13,247	136,047
Box,Inc.,Class A(b)	63,007	976,608
Cornerstone OnDemand, Inc.(b)	26,419	1,003,658
Coupa Software, Inc.(b)	27,360	7,324,272
DocuSign, Inc.(b)	75,970	15,364,932
Dropbox, Inc., Class A(b)	129,547	2,365,528
eGain Corp.(b)	12,603	199,758
Envestnet, Inc.(b)	22,078	1,694,266
Five9, Inc.(b)	26,824	4,069,737
j2 Global, Inc.(b)	19,549	1,326,986
LivePerson, Inc.(b)	27,169	1,452,455
New Relic, Inc.(b)	24,736	1,500,486
Open Text Corp. (Canada)	111,629	4,100,133
Paylocity Holding Corp.(b)	22,094	4,098,879
Pluralsight, Inc., Class A(b)	45,954	721,478
PROS Holdings, Inc.(b)	17,797	501,341
salesforce.com, inc.(b)	278,904	64,781,032
SPS Commerce, Inc.(b)	14,423	1,234,465
SVMK, Inc.(b)	57,596	1,205,484
Zoom Video Communications, Inc., Class A(b)	74,771	34,462,702

		186,995,210

Automotive Retail-0.58%
Carvana Co.(b)	28,508	5,283,958

Commercial Printing-0.09%
Cimpress PLC (Ireland)(b)	10,624	779,802

Data Processing & Outsourced Services-0.07%
NIC, Inc.	27,518	616,953

Education Services-0.41%
Chegg, Inc.(b)	51,045	3,748,745

Health Care Technology-0.72%
Teladoc Health, Inc.(b)(c)	33,353	6,552,530

Interactive Home Entertainment-3.25%
NetEase, Inc., ADR (China)	147,255	12,780,262
Sea Ltd., ADR (Taiwan)(b)	106,732	16,831,636

		29,611,898

Interactive Media & Services-23.73%
Alphabet, Inc., Class C(b)	46,534	75,432,079
Autohome, Inc., ADR (China)	25,224	2,410,153
Baidu, Inc., ADR (China)(b)	115,454	15,361,155
Cars.com, Inc.(b)	27,592	203,905
Eventbrite, Inc., Class A(b)(c)	27,700	255,671
Facebook, Inc., Class A(b)	259,354	68,238,631
JOYY, Inc., ADR (China)	22,977	2,099,638
Momo, Inc., ADR (China)	65,143	977,145
SINA Corp. (China)(b)	26,848	1,150,437
Snap, Inc., Class A(b)	497,261	19,587,111
Sogou, Inc., ADR (China)(b)	38,965	346,788
Sohu.com Ltd., ADR (China)(b)	16,439	309,711

	Shares	Value
Interactive Media & Services-(continued)
TripAdvisor, Inc.	49,944	$954,430
Twitter, Inc.(b)	324,759	13,432,032
Weibo Corp., ADR (China)(b)(c)	30,625	1,272,469
Yandex N.V., Class A (Russia)(b)	129,075	7,430,848
Yelp, Inc.(b)	30,026	590,611
Zillow Group, Inc., Class C(b)	66,011	5,849,895

		215,902,709

Internet & Direct Marketing Retail-31.22%
1-800-Flowers.com, Inc., Class A(b)	14,675	291,005
Alibaba Group Holding Ltd., ADR (China)(b)	264,931	80,721,826
Amazon.com, Inc.(b)	22,037	66,907,638
Baozun, Inc., ADR (China)(b)(c)	19,524	714,383
Booking Holdings, Inc.(b)	16,814	27,280,715
Chewy, Inc., Class A(b)(c)	34,584	2,130,374
eBay, Inc.	287,367	13,687,290
Etsy, Inc.(b)	48,998	5,957,667
Expedia Group, Inc.	55,719	5,245,944
Grubhub, Inc.(b)	37,890	2,802,345
JD.com, Inc., ADR (China)(b)	376,867	30,722,198
Lands’ End, Inc.(b)	13,384	214,813
MakeMyTrip Ltd. (India)(b)	26,107	490,028
MercadoLibre, Inc. (Argentina)(b)	20,409	24,777,547
Overstock.com, Inc.(b)	17,569	985,621
PetMed Express, Inc.(c)	8,326	246,283
Shutterstock, Inc.	14,658	959,366
Stamps.com, Inc.(b)	7,216	1,610,900
Stitch Fix, Inc., Class A(b)(c)	23,408	805,938
Trip.com Group Ltd., ADR (China)(b)	214,732	6,175,692
Vipshop Holdings Ltd., ADR (China)(b)	199,550	4,270,370
Wayfair, Inc., Class A(b)(c)	28,100	6,969,643

		283,967,586

Internet Services & Infrastructure-7.66%
Akamai Technologies, Inc.(b)	66,807	6,354,682
Brightcove, Inc.(b)	16,184	204,728
Endurance International Group Holdings, Inc.(b)	57,785	335,731
GoDaddy, Inc., Class A(b)	68,498	4,845,548
Okta, Inc.(b)	49,253	10,334,757
Shopify, Inc., Class A (Canada)(b)	35,655	32,996,207
VeriSign, Inc.(b)	47,159	8,993,221
Wix.com Ltd. (Israel)(b)	22,629	5,596,604

		69,661,478

Movies & Entertainment-7.07%
iQIYI, Inc., ADR (China)(b)	129,167	3,190,425
Netflix, Inc.(b)	71,800	34,158,132
Roku, Inc.(b)	43,481	8,800,554
Spotify Technology S.A.(b)	75,681	18,155,115

		64,304,226

Real Estate Services-0.19%
Redfin Corp.(b)	40,845	1,706,096

Research & Consulting Services-1.46%
CoStar Group, Inc.(b)	16,166	13,314,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ Internet ETF (PNQI)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Trucking-2.95%
Lyft,Inc.,Class A(b)	124,523	$2,842,860
Uber Technologies, Inc.(b)	719,618	24,042,437

		26,885,297

Total Common Stocks & Other Equity Interests (Cost $641,360,774)		909,758,594

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $335,470) 335,470		335,470

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $641,696,244)		910,094,064

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.24%
Invesco Private Government Fund, 0.04%(d)(e)(f)	8,133,611	$8,133,611
Invesco Private Prime Fund, 0.11%(d)(e)(f)	12,196,757	12,200,416

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,334,027)		20,334,027

TOTAL INVESTMENTS IN SECURITIES-102.29% (Cost $662,030,271)		930,428,091
OTHER ASSETS LESS LIABILITIES-(2.29)%		(20,800,703)

NET ASSETS-100.00%		$909,627,388

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$762,537	$(427,067)	$-	$-	$335,470	$10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	592,971	2,010,813	(2,603,784)	-	-	-	26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,544,481	84,524,246	(85,935,116)	-	-	8,133,611	2,691	*
Invesco Private Prime Fund	-	33,327,914	(21,128,332)	-	834	12,200,416	2,494	*

Total	$10,137,452	$120,625,510	$(110,094,299)	$-	$834	$20,669,497	$5,221

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	17.86%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco NASDAQ Internet ETF (PNQI)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Internet & Direct Marketing Retail	31.22
Interactive Media & Services	23.73
Application Software	20.56
Internet Services & Infrastructure	7.66
Movies & Entertainment	7.07
Interactive Home Entertainment	3.25
Sub-Industry Types Each Less Than 3%	6.52
Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$51,568,440	$44,451,509	$108,439,505	$13,594,247
Affiliated investments in securities, at value	1,742,251	8,745,931	6,556,833	496,378
Cash	-	-	-	-
Receivable for:
Dividends	23,560	3,208	79,610	36,299
Securities lending	358	25,171	3,094	402
Fund shares sold	-	-	-	-
Expenses absorbed	-	-	-	2,336
Foreign tax reclaims	-	-	-	-

Total assets	53,334,609	53,225,819	115,079,042	14,129,662

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	1,617,350	8,608,722	6,369,094	360,643
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	9,437	9,796	32,511	-
Accrued trustees’ and officer’s fees	45,623	41,546	47,607	50,080
Accrued expenses	104,383	91,485	177,460	98,630

Total liabilities	1,776,793	8,751,549	6,626,672	509,353

Net Assets	$51,557,816	$44,474,270	$108,452,370	$13,620,309

Net assets consist of:
Shares of beneficial interest	$97,915,724	$99,538,173	$161,432,548	$206,817,258
Distributable earnings (loss)	(46,357,908)	(55,063,903)	(52,980,178)	(193,196,949)

Net Assets	$51,557,816	$44,474,270	$108,452,370	$13,620,309

Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	750,000	1,400,000	1,100,000
Net asset value	$57.29	$59.30	$77.47	$12.38

Market price	$57.21	$59.17	$77.36	$12.36

Unaffiliated investments in securities, at cost	$44,715,543	$41,070,329	$89,672,092	$17,763,776

Affiliated investments in securities, at cost	$1,742,251	$8,745,931	$6,556,824	$496,378

(a) Includes securities on loan with an aggregate value of:	$1,574,339	$7,873,193	$6,040,141	$364,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$26,815,311	$532,399,651	$88,866,685	$253,067,403	$57,077,703	$909,758,594
125,142	35,701,469	334,841	8,772,369	158,902	20,669,497
-	6,825	-	-	-	-

7,100	16,321	19,905	7,923	145,140	8
106	89,911	524	38,110	-	3,124
-	6,823,085	11,106,404	-	-	-
-	-	-	-	-	-
-	-	-	10,778	-	-

26,947,659	575,037,262	100,328,359	261,896,583	57,381,745	930,431,223

-	-	-	-	321	-
-	6,826,213	11,109,007	-	-	-
-	35,265,413	196,145	8,518,904	-	20,334,027
-	-	-	-	-	469,808
5,078	196,786	28,950	93,299	13,048	-
41,573	51,361	47,101	47,834	45,276	-
74,192	489,327	94,626	264,658	138,266	-

120,843	42,829,100	11,475,829	8,924,695	196,911	20,803,835

$26,826,816	$532,208,162	$88,852,530	$252,971,888	$57,184,834	$909,627,388

$47,289,234	$532,804,311	$134,128,407	$259,241,570	$83,430,464	$700,518,215
(20,462,418)	(596,149)	(45,275,877)	(6,269,682)	(26,245,630)	209,109,173

$26,826,816	$532,208,162	$88,852,530	$252,971,888	$57,184,834	$909,627,388

750,000	3,900,000	1,200,000	2,300,000	1,850,000	4,450,000
$35.77	$136.46	$74.04	$109.99	$30.91	$204.41

$35.72	$136.19	$73.91	$109.71	$30.89	$204.05

$24,413,538	$488,888,719	$82,132,138	$203,832,436	$57,848,072	$641,360,774

$125,142	$35,701,470	$334,841	$8,772,369	$158,902	$20,669,497

$-	$32,072,577	$179,998	$7,563,319	$-	$18,652,646

27

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$374,140	$79,667	$834,231	$434,980
Affiliated dividend income	50	51	81	37
Non-cash dividend income.	-	-	-	25,926
Securities lending income	8,611	103,487	13,046	8,980
Foreign withholding tax	-	-	-	(103)

Total investment income	382,801	183,205	847,358	469,820

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	99,570	83,635	280,972	74,716
Sub-licensing fees	29,801	25,041	84,249	22,367
Accounting & administration fees	11,993	10,933	15,676	11,433
Professional fees	12,536	12,442	12,985	12,546
Custodian & transfer agent fees	1,457	1,280	1,818	1,130
Trustees’ and officer’s fees	12,960	10,923	13,881	13,787
Other expenses	9,203	8,541	13,845	9,763

Total expenses	177,520	152,795	423,426	145,742

Less: Waivers	(58,129)	(52,547)	(86,342)	(56,161)

Net expenses	119,391	100,248	337,084	89,581

Net investment income (loss)	263,410	82,957	510,274	380,239

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities.	(858,606)	2,027,233	(1,631,485)	(5,667,029)
Affiliated investment securities.	111	169	247	115
In-kind redemptions	463,626	3,909,901	17,070,213	282,554

Net realized gain (loss)	(394,869)	5,937,303	15,438,975	(5,384,360)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities.	7,033,282	2,055,943	12,117,114	436,739
Affiliated investment securities.	-	-	9	-

Change in net unrealized appreciation	7,033,282	2,055,943	12,117,123	436,739

Net realized and unrealized gain (loss)	6,638,413	7,993,246	27,556,098	(4,947,621)

Net increase (decrease) in net assets resulting from operations	$6,901,823	$8,076,203	$28,066,372	$(4,567,382)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$302,236	$273,231	$227,258	$204,073	$962,896	$213,274
47	127	71	76	78	36
-	-	-	-	-	-
9,385	657,596	2,992	50,686	67	72,669
-	-	-	-	-	(5,361)

311,668	930,954	230,321	254,835	963,041	280,618

-	-	-	-	-	2,315,085
71,212	1,173,547	167,256	580,661	180,417	-
7,176	351,361	16,731	173,854	54,019	-
10,580	16,340	13,019	14,169	17,895	-
12,364	13,295	12,686	12,964	12,808	-
1,224	6,790	733	1,538	1,213	-
12,099	16,016	13,408	14,360	13,122	-
7,638	17,269	9,424	11,024	10,416	-

122,293	1,594,618	233,257	808,570	289,890	2,315,085

(36,929)	(186,409)	(32,664)	(111,806)	(73,495)	(180)

85,364	1,408,209	200,593	696,764	216,395	2,314,905

226,304	(477,255)	29,728	(441,929)	746,646	(2,034,287)

616,456	(2,903,013)	1,355,857	3,236,725	(2,810,107)	(2,631,703)
39	2,365	79	245	-	834
2,490,103	121,800,108	7,436,140	46,729,089	1,556,355	21,779,709

3,106,598	118,899,460	8,792,076	49,966,059	(1,253,752)	19,148,840

392,786	7,626,524	2,587,820	25,918,521	3,251,821	203,987,339
-	(1)	-	-	-	-

392,786	7,626,523	2,587,820	25,918,521	3,251,821	203,987,339

3,499,384	126,525,983	11,379,896	75,884,580	1,998,069	223,136,179

$3,725,688	$126,048,728	$11,409,624	$75,442,651	$2,744,715	$221,101,892

29

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)		Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income (loss)	$263,410	$720,900	$82,957	$45,986
Net realized gain (loss)	(394,869)	(8,286,950)	5,937,303	(2,572,562)
Change in net unrealized appreciation (depreciation)	7,033,282	(2,497,221)	2,055,943	(2,986,109)

Net increase (decrease) in net assets resulting from operations	6,901,823	(10,063,271)	8,076,203	(5,512,685)

Distributions to Shareholders from:
Distributable earnings	(276,948)	(922,655)	(71,526)	(44,757)

Shareholder Transactions:
Proceeds from shares sold	11,832,140	6,273,425	38,878,427	48,677,958
Value of shares repurchased	(2,532,906)	(23,171,365)	(19,065,532)	(57,734,457)

Net increase (decrease) in net assets resulting from share transactions	9,299,234	(16,897,940)	19,812,895	(9,056,499)

Net increase (decrease) in net assets	15,924,109	(27,883,866)	27,817,572	(14,613,941)

Net assets:
Beginning of period	35,633,707	63,517,573	16,656,698	31,270,639

End of period	$51,557,816	$35,633,707	$44,474,270	$16,656,698

Changes in Shares Outstanding:
Shares sold	200,000	100,000	650,000	900,000
Shares repurchased	(50,000)	(400,000)	(300,000)	(1,050,000)
Shares outstanding, beginning of period	750,000	1,050,000	400,000	550,000

Shares outstanding, end of period.	900,000	750,000	750,000	400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco DWA Consumer Staples Momentum ETF (PSL)		Invesco DWA Energy Momentum ETF (PXI)		Invesco DWA Financial Momentum ETF (PFI)		Invesco DWA Healthcare Momentum ETF (PTH)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$510,274	$1,029,819	$380,239	$980,708	$226,304	$733,924	$(477,255)	$(516,670)
15,438,975	(13,787,639)	(5,384,360)	(21,077,760)	3,106,598	(415,680)	118,899,460	17,765,102
12,117,123	(11,659,638)	436,739	(476,005)	392,786	(1,606,880)	7,626,523	24,509,239

28,066,372	(24,417,458)	(4,567,382)	(20,573,057)	3,725,688	(1,288,636)	126,048,728	41,757,671

(562,202)	(1,105,634)	(402,520)	(1,050,173)	(230,527)	(892,090)	-	-

44,468,287	108,258,688	16,092,062	3,286,289	14,971,906	108,423,505	550,577,388	234,444,240
(73,032,724)	(147,623,607)	(14,980,729)	(15,310,870)	(20,334,849)	(102,409,410)	(409,881,210)	(174,089,839)

(28,564,437)	(39,364,919)	1,111,333	(12,024,581)	(5,362,943)	6,014,095	140,696,178	60,354,401

(1,060,267)	(64,888,011)	(3,858,569)	(33,647,811)	(1,867,782)	3,833,369	266,744,906	102,112,072

109,512,637	174,400,648	17,478,878	51,126,689	28,694,598	24,861,229	265,463,256	163,351,184

$108,452,370	$109,512,637	$13,620,309	$17,478,878	$26,826,816	$28,694,598	$532,208,162	$265,463,256

650,000	1,500,000	1,100,000	150,000	450,000	2,950,000	4,400,000	2,600,000
(1,050,000)	(2,100,000)	(1,150,000)	(600,000)	(600,000)	(2,750,000)	(3,200,000)	(2,000,000)
1,800,000	2,400,000	1,150,000	1,600,000	900,000	700,000	2,700,000	2,100,000

1,400,000	1,800,000	1,100,000	1,150,000	750,000	900,000	3,900,000	2,700,000

31

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco DWA Industrials Momentum ETF (PRN)		Invesco DWA Technology Momentum ETF (PTF)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income (loss)	$29,728	$452,814	$(441,929)	$(347,298)
Net realized gain (loss)	8,792,076	11,656,336	49,966,059	12,415,887
Change in net unrealized appreciation (depreciation)	2,587,820	(13,483,106)	25,918,521	(12,245,288)

Net increase (decrease) in net assets resulting from operations	11,409,624	(1,373,956)	75,442,651	(176,699)

Distributions to Shareholders from:
Distributable earnings	(75,863)	(450,794)	—	—

Shareholder Transactions:
Proceeds from shares sold	57,378,441	73,067,101	184,433,033	287,657,581
Value of shares repurchased	(38,290,455)	(114,650,691)	(164,000,117)	(306,350,144)

Net increase (decrease) in net assets resulting from share transactions	19,087,986	(41,583,590)	20,432,916	(18,692,563)

Net increase (decrease) in net assets	30,421,747	(43,408,340)	95,875,567	(18,869,262)

Net assets:
Beginning of period	58,430,783	101,839,123	157,096,321	175,965,583

End of period	$88,852,530	$58,430,783	$252,971,888	$157,096,321

Changes in Shares Outstanding:
Shares sold	800,000	1,100,000	1,850,000	3,850,000
Shares repurchased	(550,000)	(1,750,000)	(1,600,000)	(4,250,000)
Shares outstanding, beginning of period	950,000	1,600,000	2,050,000	2,450,000

Shares outstanding, end of period	1,200,000	950,000	2,300,000	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco DWA Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$746,646	$3,771,351	$(2,034,287)	$(1,736,088)
(1,253,752)	9,312,303	19,148,840	53,652,780
3,251,821	(15,685,336)	203,987,339	(30,843,383)

2,744,715	(2,601,682)	221,101,892	21,073,309

(1,045,924)	(4,368,979)	-	-

5,919,081	152,889,051	195,226,303	182,722,725
(31,959,026)	(288,029,196)	(64,597,949)	(244,130,466)

(26,039,945)	(135,140,145)	130,628,354	(61,407,741)

(24,341,154)	(142,110,806)	351,730,246	(40,334,432)

81,525,988	223,636,794	557,897,142	598,231,574

$57,184,834	$81,525,988	$909,627,388	$557,897,142

200,000	4,550,000	1,000,000	1,300,000
(1,050,000)	(8,800,000)	(350,000)	(1,700,000)
2,700,000	6,950,000	3,800,000	4,200,000

1,850,000	2,700,000	4,450,000	3,800,000

33

Financial Highlights

Invesco DWA Basic Materials Momentum ETF (PYZ)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020		2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$47.51		$60.49		$66.74	$61.38	$54.35	$53.85

Net investment income(a)	0.36		0.79		0.72	0.49	0.46	0.58
Net realized and unrealized gain (loss) on investments	9.82		(12.77)		(6.30)	5.27	7.14	0.59

Total from investment operations	10.18		(11.98)		(5.58)	5.76	7.60	1.17

Distributions to shareholders from:
Net investment income	(0.40)		(1.00)		(0.67)	(0.40)	(0.57)	(0.67)

Net asset value at end of period	$57.29		$47.51		$60.49	$66.74	$61.38	$54.35

Market price at end of period(b)	$57.21		$47.63		$60.48	$66.79	$61.38	$54.38

Net Asset Value Total Return(c)	21.49%		(19.95)%		(8.36)%	9.40%	14.04%	2.32%
Market Price Total Return(c)	21.02%		(19.74)%		(8.46)%	9.48%	13.98%	2.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,558		$35,634		$63,518	$100,114	$101,269	$168,497
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.61	%(e)	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.89	%(d)	0.79	%(e)	0.76%	0.76%	0.69%	0.69%
Net investment income	1.32	%(d)	1.40	%(e)	1.12%	0.75%	0.79%	1.17%
Portfolio turnover rate(f)	51%		90%		89%	75%	132%	96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020		2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$41.64		$56.86		$50.42	$44.36	$42.26	$45.93

Net investment income(a)	0.14		0.06		0.08	0.25	0.15	0.17
Net realized and unrealized gain (loss) on investments	17.63		(15.17)		6.53	6.03	2.30	(3.71)

Total from investment operations	17.77		(15.11)		6.61	6.28	2.45	(3.54)

Distributions to shareholders from:
Net investment income	(0.11)		(0.11)		(0.17)	(0.22)	(0.35)	(0.13)

Net asset value at end of period	$59.30		$41.64		$56.86	$50.42	$44.36	$42.26

Market price at end of period(b)	$59.17		$41.67		$56.87	$50.48	$44.37	$42.25

Net Asset Value Total Return(c)	42.69%		(26.51)%		13.15%	14.20%	5.85%	(7.73)%
Market Price Total Return(c)	42.28%		(26.47)%		13.03%	14.31%	5.90%	(7.76)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,474		$16,657		$31,271	$55,464	$28,837	$92,964
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.61	%(e)	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.91	%(d)	0.82	%(e)	0.80%	0.90%	0.86%	0.71%
Net investment income	0.50	%(d)	0.12	%(e)	0.15%	0.52%	0.35%	0.39%
Portfolio turnover rate(f)	105%		176%		136%	185%	117%	139%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco DWA Consumer Staples Momentum ETF (PSL)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020	2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$60.84		$72.67	$67.39	$59.38	$56.05	$51.43

Net investment income(a)	0.33		0.46	0.45	0.41	0.76	0.43
Net realized and unrealized gain (loss) on investments	16.66		(11.78)	5.25	7.90	3.69	4.54

Total from investment operations	16.99		(11.32)	5.70	8.31	4.45	4.97

Distributions to shareholders from:
Net investment income	(0.36)		(0.51)	(0.42)	(0.30)	(1.12)	(0.35)

Net asset value at end of period	$77.47		$60.84	$72.67	$67.39	$59.38	$56.05

Market price at end of period(b)	$77.36		$60.81	$72.65	$67.61	$59.38	$56.05

Net Asset Value Total Return(c)	28.00%		(15.61)%	8.50%	14.03%	8.12%	9.67%
Market Price Total Return(c)	27.88%		(15.63)%	8.12%	14.40%	8.12%	9.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$108,452		$109,513	$174,401	$90,977	$77,191	$297,070
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.75	%(d)	0.71%	0.71%	0.79%	0.71%	0.69%
Net investment income	0.91	%(d)	0.65%	0.64%	0.65%	1.33%	0.76%
Portfolio turnover rate(e)	48%		119%	118%	80%	106%	113%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco DWA Energy Momentum ETF (PXI)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020		2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$15.20		$31.95		$42.26	$36.36	$37.97	$49.51

Net investment income(a)	0.19		0.74	(b)	0.28	0.41	0.14	0.51
Net realized and unrealized gain (loss) on investments	(2.82)		(16.70)		(10.24)	5.80	(1.50)	(11.39)

Total from investment operations	(2.63)		(15.96)		(9.96)	6.21	(1.36)	(10.88)

Distributions to shareholders from:
Net investment income	(0.19)		(0.79)		(0.35)	(0.31)	(0.19)	(0.66)
Return of capital	—		—		—	—	(0.06)	—

Total distributions	(0.19)		(0.79)		(0.35)	(0.31)	(0.25)	(0.66)

Net asset value at end of period	$12.38		$15.20		$31.95	$42.26	$36.36	$37.97

Market price at end of period(c)	$12.36		$15.24		$31.95	$42.32	$36.35	$37.95

Net Asset Value Total Return(d)	(17.51)%		(50.75)%		(23.63)%	17.28%	(3.62)%	(22.01)%
Market Price Total Return(d)	(17.86)%		(50.62)%		(23.74)%	17.47%	(3.60)%	(22.05)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,620		$17,479		$51,127	$88,738	$112,731	$125,286
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.62	%(f)	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.97	%(e)	0.86	%(f)	0.75%	0.78%	0.72%	0.76%
Net investment income	2.54	%(e)	2.98	%(b)(f)	0.72%	1.15%	0.34%	1.32%
Portfolio turnover rate(g)	72%		92%		113%	95%	116%	119%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 2.35%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco DWA Financial Momentum ETF (PFI)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020		2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$31.88		$35.52		$35.16	$30.66	$29.42	$30.76

Net investment income(a)	0.29		0.52		0.41	0.35	0.47	0.42
Net realized and unrealized gain (loss) on investments	3.90		(3.54)		0.39	4.44	1.43	(1.37)

Total from investment operations	4.19		(3.02)		0.80	4.79	1.90	(0.95)

Distributions to shareholders from:
Net investment income	(0.30)		(0.62)		(0.44)	(0.29)	(0.66)	(0.39)

Net asset value at end of period	$35.77		$31.88		$35.52	$35.16	$30.66	$29.42

Market price at end of period(b)	$35.72		$31.86		$35.49	$35.22	$30.64	$29.43

Net Asset Value Total Return(c)	13.15%		(8.33)%		2.44%	15.64%	6.51%	(3.11)%
Market Price Total Return(c)	13.06%		(8.31)%		2.18%	15.91%	6.41%	(3.08)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,827		$28,695		$24,861	$70,330	$85,857	$29,418
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.61	%(e)	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.86	%(d)	0.71	%(e)	0.79%	0.75%	0.77%	0.84%
Net investment income	1.59	%(d)	1.40	%(e)	1.22%	1.04%	1.53%	1.38%
Portfolio turnover rate(f)	82%		158%		132%	105%	204%	119%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco DWA Healthcare Momentum ETF (PTH)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020	2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$98.32		$77.79	$77.65	$55.03	$44.31	$57.68

Net investment income (loss)(a)	(0.13)		(0.30)	(0.33)	(0.21)	(0.19)	(0.27)
Net realized and unrealized gain (loss) on investments	38.27		20.83	0.47	22.83	10.91	(13.10)

Total from investment operations	38.14		20.53	0.14	22.62	10.72	(13.37)

Net asset value at end of period	$136.46		$98.32	$77.79	$77.65	$55.03	$44.31

Market price at end of period(b)	$136.19		$98.49	$77.69	$77.80	$55.02	$44.28

Net Asset Value Total Return(c)	38.79%		26.39%	0.18%	41.11%	24.19%	(23.18)%
Market Price Total Return(c)	38.27%		26.78%	(0.15)%	41.40%	24.26%	(23.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$532,208		$265,463	$163,351	$155,292	$63,279	$75,332
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.68	%(d)	0.73%	0.69%	0.73%	0.78%	0.70%
Net investment income (loss)	(0.20	)%(d)	(0.34)%	(0.39)%	(0.31)%	(0.39)%	(0.48)%
Portfolio turnover rate(e)	99%		175%	166%	130%	175%	200%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco DWA Industrials Momentum ETF (PRN)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020		2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$61.51		$63.65		$57.87	$52.27	$45.13	$46.84

Net investment income(a)	0.03		0.30		0.17	0.23	0.29	0.22
Net realized and unrealized gain (loss) on investments	12.59		(2.16)		5.76	5.73	7.14	(1.73)

Total from investment operations	12.62		(1.86)		5.93	5.96	7.43	(1.51)

Distributions to shareholders from:
Net investment income	(0.09)		(0.28)		(0.15)	(0.23)	(0.29)	(0.20)
Return of capital	—		—		—	(0.13)	—	—

Total distributions	(0.09)		(0.28)		(0.15)	(0.36)	(0.29)	(0.20)

Net asset value at end of period	$74.04		$61.51		$63.65	$57.87	$52.27	$45.13

Market price at end of period(b)	$73.91		$61.72		$63.64	$57.91	$52.26	$45.13

Net Asset Value Total Return(c)	20.53%		(2.95)%		10.28%	11.43%	16.50%	(3.24)%
Market Price Total Return(c)	19.90%		(2.61)%		10.19%	11.53%	16.48%	(3.26)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$88,853		$58,431		$101,839	$107,053	$130,669	$42,876
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.61	%(e)	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.70	%(d)	0.62	%(e)	0.64%	0.64%	0.65%	0.65%
Net investment income	0.09	%(d)	0.46	%(e)	0.29%	0.39%	0.59%	0.48%
Portfolio turnover rate(f)	81%		111%		104%	106%	122%	122%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco DWA Technology Momentum ETF (PTF)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020	2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$76.63		$71.82	$56.19	$45.25	$36.16	$40.37

Net investment income (loss)(a)	(0.19)		(0.12)	(0.09)	0.04	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	33.55		4.93	15.76	10.92	9.12	(4.20)

Total from investment operations	33.36		4.81	15.67	10.96	9.19	(4.21)

Distributions to shareholders from:
Net investment income	-		-	(0.04)	(0.02)	(0.05)	-
Return of capital	-		-	-	-	(0.05)	-

Total distributions	-		-	(0.04)	(0.02)	(0.10)	-

Net asset value at end of period	$109.99		$76.63	$71.82	$56.19	$45.25	$36.16

Market price at end of period(b)	$109.71		$76.69	$71.91	$56.21	$45.22	$36.16

Net Asset Value Total Return(c)	43.54%		6.70%	27.90%	24.22%	25.46%	(10.43)%
Market Price Total Return(c)	43.06%		6.65%	28.01%	24.35%	25.38%	(10.41)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$252,972		$157,096	$175,966	$117,996	$131,217	$182,623
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.70	%(d)	0.69%	0.72%	0.74%	0.72%	0.70%
Net investment income (loss)	(0.38	)%(d)	(0.17)%	(0.15)%	0.08%	0.17%	(0.03)%
Portfolio turnover rate(e)	77%		159%	133%	107%	147%	159%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco DWA Utilities Momentum ETF (PUI)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020	2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$30.19		$32.18	$27.11	$27.50	$25.12	$22.51

Net investment income(a)	0.32		0.65	0.63	0.65	0.65	0.64
Net realized and unrealized gain (loss) on investments	0.85		(1.87)	4.98	(0.31)	2.71	2.60

Total from investment operations	1.17		(1.22)	5.61	0.34	3.36	3.24

Distributions to shareholders from:
Net investment income	(0.45)		(0.77)	(0.54)	(0.73)	(0.98)	(0.63)

Net asset value at end of period	$30.91		$30.19	$32.18	$27.11	$27.50	$25.12

Market price at end of period(b)	$30.89		$30.29	$32.18	$27.13	$27.51	$25.10

Net Asset Value Total Return(c)	3.96%		(3.84)%	20.98%	1.16%	13.65%	14.86%
Market Price Total Return(c)	3.55%		(3.53)%	20.89%	1.19%	13.78%	14.81%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$57,185		$81,526	$223,637	$44,730	$137,476	$200,953
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.80	%(d)	0.69%	0.73%	0.83%	0.71%	0.74%
Net investment income	2.07	%(d)	1.93%	2.08%	2.35%	2.46%	2.74%
Portfolio turnover rate(e)	33%		69%	49%	41%	54%	91%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco NASDAQ Internet ETF (PNQI)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,

			2020		2019	2018	2017	2016

Per Share Operating Performance:
Net asset value at beginning of period	$146.82		$142.44		$129.15	$99.14	$76.48	$72.28

Net investment income (loss)(a)	(0.50)		(0.44)		(0.44)	(0.36)	(0.22)	(0.16)
Net realized and unrealized gain on investments	58.09		4.82		13.73	30.40	22.88	4.36

Total from investment operations.	57.59		4.38		13.29	30.04	22.66	4.20

Distributions to shareholders from:
Net investment income	-		-		-	(0.03)	-	-

Net asset value at end of period	$204.41		$146.82		$142.44	$129.15	$99.14	$76.48

Market price at end of period(b)	$204.05		$146.75		$142.41	$129.29	$99.17	$76.44

Net Asset Value Total Return(c)	39.22%		3.07%		10.29%	30.30%	29.63%	5.81%
Market Price Total Return(c)	39.04%		3.05%		10.15%	30.40%	29.73%	5.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$909,627		$557,897		$598,232	$600,535	$351,939	$279,152
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60	%(e)	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.53	)%(d)	(0.32)%		(0.34)%	(0.31)%	(0.26)%	(0.21)%
Portfolio turnover rate(f)	7%		41%		20%	20%	14%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA Basic Materials Momentum ETF (PYZ)	“DWA Basic Materials Momentum ETF”
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	“DWA Consumer Cyclicals Momentum ETF”
Invesco DWA Consumer Staples Momentum ETF (PSL)	“DWA Consumer Staples Momentum ETF”
Invesco DWA Energy Momentum ETF (PXI)	“DWA Energy Momentum ETF”
Invesco DWA Financial Momentum ETF (PFI)	“DWA Financial Momentum ETF”
Invesco DWA Healthcare Momentum ETF (PTH)	“DWA Healthcare Momentum ETF”
Invesco DWA Industrials Momentum ETF (PRN)	“DWA Industrials Momentum ETF”
Invesco DWA Technology Momentum ETF (PTF)	“DWA Technology Momentum ETF”
Invesco DWA Utilities Momentum ETF (PUI)	“DWA Utilities Momentum ETF”
Invesco NASDAQ Internet ETF (PNQI)	“NASDAQ Internet ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index
DWA Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
DWA Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index
DWA Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index
DWA Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index
DWA Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index
DWA Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index
DWA Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index
DWA Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index
NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

44

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are

45

traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of their respective securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can

46

result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

47

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet ETF) is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

48

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)). of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2022. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2022. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum ETF	$58,129
DWA Consumer Cyclicals Momentum ETF	52,547
DWA Consumer Staples Momentum ETF	86,342
DWA Energy Momentum ETF	56,161
DWA Financial Momentum ETF	36,929
DWA Healthcare Momentum ETF	186,409
DWA Industrials Momentum ETF	32,664
DWA Technology Momentum ETF	111,806
DWA Utilities Momentum ETF	73,495
NASDAQ Internet ETF	180

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2020 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/21	4/30/22	4/30/23	10/31/23

DWA Basic Materials Momentum ETF	$353,237	$72,367	$132,491	$90,386	$57,993

DWA Consumer Cyclicals Momentum ETF	294,818	54,542	107,540	80,323	52,413

DWA Consumer Staples Momentum ETF	467,836	55,552	160,906	165,253	86,125

DWA Energy Momentum ETF	340,314	71,739	132,479	80,046	56,050

DWA Financial Momentum ETF	218,032	51,933	75,482	53,810	36,807

DWA Healthcare Momentum ETF	680,974	86,957	224,272	183,779	185,966

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	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/21	4/30/22	4/30/23	10/31/23

DWA Industrials Momentum ETF	$110,288	$24,057	$39,388	$14,358	$32,485

DWA Technology Momentum ETF	531,321	80,337	161,341	178,080	111,563

DWA Utilities Momentum ETF	444,654	60,652	135,751	174,962	73,289

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

DWA Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC

DWA Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC

DWA Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC

DWA Energy Momentum ETF	Dorsey Wright & Associates, LLC

DWA Financial Momentum ETF	Dorsey Wright & Associates, LLC

DWA Healthcare Momentum ETF	Dorsey Wright & Associates, LLC

DWA Industrials Momentum ETF	Dorsey Wright & Associates, LLC

DWA Technology Momentum ETF	Dorsey Wright & Associates, LLC

DWA Utilities Momentum ETF	Dorsey Wright & Associates, LLC

NASDAQ Internet ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

DWA Basic Materials Momentum ETF	$5,624

DWA Consumer Cyclicals Momentum ETF	6,510

DWA Consumer Staples Momentum ETF	4,426

DWA Energy Momentum ETF	10,274

DWA Financial Momentum ETF	6,917

DWA Healthcare Momentum ETF	2,891

DWA Industrials Momentum ETF	7,086

DWA Technology Momentum ETF	7,591

DWA Utilities Momentum ETF	4,384

NASDAQ Internet ETF	3,755

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

50

For the six-month period ended October 31, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
DWA Basic Materials Momentum ETF	$883,291	$157,523	$(41,026)
DWA Consumer Cyclicals Momentum ETF	1,199,718	1,385,056	(27,630)
DWA Consumer Staples Momentum ETF	-	11,560	(114)
DWA Energy Momentum ETF	-	518,676	(44,791)
DWA Financial Momentum ETF	302,724	-	-
DWA Healthcare Momentum ETF	3,765,954	7,177,933	62,139
DWA Industrials Momentum ETF	2,623,627	-	-
DWA Technology Momentum ETF	4,240,109	4,870,161	68,186
DWA Utilities Momentum ETF	442,695	16,703	(2,804)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2020, for each Fund (except for DWA Financial Momentum ETF and DWA Utilities Momentum ETF). As of October 31, 2020, all of the securities in DWA Financial Momentum ETF and DWA Utilities Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,568,440	$-	$-	$51,568,440
Money Market Funds	124,901	1,617,350	-	1,742,251

Total Investments	$51,693,341	$1,617,350	$-	$53,310,691

DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$44,451,509	$-	$-	$44,451,509
Money Market Funds	137,209	8,608,722	-	8,745,931

Total Investments	$44,588,718	$8,608,722	$-	$53,197,440

DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,439,505	$-	$-	$108,439,505
Money Market Funds	187,730	6,369,103	-	6,556,833

Total Investments	$108,627,235	$6,369,103	$-	$114,996,338

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	Level 1	Level 2	Level 3	Total
DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,594,247	$-	$-	$13,594,247
Money Market Funds	135,735	360,643	-	496,378

Total Investments	$13,729,982	$360,643	$-	$14,090,625

DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$532,399,651	$-	$-	$532,399,651
Money Market Funds	436,057	35,265,412	-	35,701,469

Total Investments	$532,835,708	$35,265,412	$-	$568,101,120

DWA Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$88,866,685	$-	$-	$88,866,685
Money Market Funds	138,696	196,145	-	334,841

Total Investments	$89,005,381	$196,145	$-	$89,201,526

DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$253,067,403	$-	$-	$253,067,403
Money Market Funds	253,465	8,518,904	-	8,772,369

Total Investments	$253,320,868	$8,518,904	$-	$261,839,772

NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$909,758,594	$-	$-	$909,758,594
Money Market Funds	335,470	20,334,027	-	20,669,497

Total Investments	$910,094,064	$20,334,027	$-	$930,428,091

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*
DWA Basic Materials Momentum ETF	$40,712,372	$11,897,013	$52,609,385
DWA Consumer Cyclicals Momentum ETF	64,126,198	219,957	64,346,155
DWA Consumer Staples Momentum ETF	81,848,846	5,300,162	87,149,008
DWA Energy Momentum ETF	158,172,894	25,264,974	183,437,868
DWA Financial Momentum ETF	25,558,167	379,570	25,937,737
DWA Healthcare Momentum ETF	162,292,177	-	162,292,177
DWA Industrials Momentum ETF	60,709,078	-	60,709,078
DWA Technology Momentum ETF	104,858,727	-	104,858,727
DWA Utilities Momentum ETF	21,507,669	2,437,710	23,945,379
NASDAQ Internet ETF	10,263,402	43,418,966	53,682,368

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 7–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Basic Materials Momentum ETF	$20,329,357	$20,329,588
DWA Consumer Cyclicals Momentum ETF	41,360,455	36,119,894
DWA Consumer Staples Momentum ETF	57,603,202	56,499,512
DWA Energy Momentum ETF	19,343,914	19,342,549
DWA Financial Momentum ETF	24,287,383	24,316,440
DWA Healthcare Momentum ETF	531,502,494	494,801,812
DWA Industrials Momentum ETF	58,267,212	58,303,389
DWA Technology Momentum ETF	195,631,508	192,482,455
DWA Utilities Momentum ETF	23,126,936	23,215,930
NASDAQ Internet ETF	55,528,117	54,673,576

For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Basic Materials Momentum ETF	$11,835,053	$2,529,424
DWA Consumer Cyclicals Momentum ETF	34,409,231	19,844,642
DWA Consumer Staples Momentum ETF	44,475,305	74,108,585
DWA Energy Momentum ETF	16,085,802	14,964,905
DWA Financial Momentum ETF	14,974,225	20,297,751
DWA Healthcare Momentum ETF	498,394,056	394,727,327
DWA Industrials Momentum ETF	57,379,090	38,273,598
DWA Technology Momentum ETF	184,498,319	167,612,726
DWA Utilities Momentum ETF	5,916,374	31,942,878
NASDAQ Internet ETF	195,281,408	67,435,347

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Basic Materials Momentum ETF	$7,514,930	$(842,448)	$6,672,482	$46,638,209
DWA Consumer Cyclicals Momentum ETF	5,577,992	(2,217,155)	3,360,837	49,836,603
DWA Consumer Staples Momentum ETF	19,484,607	(805,039)	18,679,568	96,316,770
DWA Energy Momentum ETF	621,434	(4,941,239)	(4,319,805)	18,410,430
DWA Financial Momentum ETF	2,832,522	(433,594)	2,398,928	24,541,525
DWA Healthcare Momentum ETF	60,999,352	(17,692,446)	43,306,906	524,794,214
DWA Industrials Momentum ETF	9,881,110	(3,194,548)	6,686,562	82,514,964
DWA Technology Momentum ETF	54,428,939	(5,334,541)	49,094,398	212,745,374
DWA Utilities Momentum ETF	3,585,073	(4,513,058)	(927,985)	58,164,590
NASDAQ Internet ETF	273,836,776	(28,159,788)	245,676,988	684,751,103

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

53

Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

54

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco NASDAQ Internet ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Invesco NASDAQ Internet ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Basic Materials Momentum ETF (PYZ)
Actual	$1,000.00	$1,214.90	0.60%	$3.35
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
Actual	1,000.00	1,426.90	0.60	3.67
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Consumer Staples Momentum ETF (PSL)
Actual	1,000.00	1,280.00	0.60	3.45
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Energy Momentum ETF (PXI)
Actual	1,000.00	824.90	0.60	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Financial Momentum ETF (PFI)
Actual	1,000.00	1,131.50	0.60	3.22
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

55

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Healthcare Momentum ETF (PTH)
Actual	$1,000.00	$1,387.90	0.60%	$3.61
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Industrials Momentum ETF (PRN)
Actual	1,000.00	1,205.30	0.60	3.34
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Technology Momentum ETF (PTF)
Actual	1,000.00	1,435.40	0.60	3.68
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco DWA Utilities Momentum ETF (PUI)
Actual	1,000.00	1,039.60	0.60	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Invesco NASDAQ Internet ETF (PNQI)
Actual	1,000.00	1,392.20	0.60	3.62
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

56

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2020
PPA	Invesco Aerospace & Defense ETF
PZD	Invesco CleantechTM ETF
PDP	Invesco DWA Momentum ETF

PSP	Invesco Global Listed Private Equity ETF

PGJ	Invesco Golden Dragon China ETF

RYJ	Invesco Raymond James SB-1 Equity ETF

PBP	Invesco S&P 500 BuyWrite ETF

SPHQ	Invesco S&P 500® Quality ETF

CSD	Invesco S&P Spin-Off ETF

PHO	Invesco Water Resources ETF

PBW	Invesco WilderHill Clean Energy ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Aerospace & Defense ETF (PPA)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-66.38%
AAR Corp.	56,731	$1,103,985
Aerojet Rocketdyne Holdings, Inc.(b)	123,661	4,009,090
AeroVironment, Inc.(b)	38,900	2,970,404
Axon Enterprise, Inc.(b)	96,178	9,512,004
Boeing Co. (The)	305,508	44,112,300
BWX Technologies, Inc.	154,071	8,475,446
CAE, Inc. (Canada)	429,369	7,329,329
Cubic Corp.	50,399	2,979,085
Curtiss-Wright Corp.	68,990	5,819,996
Ducommun, Inc.(b)	18,709	615,526
Elbit Systems Ltd. (Israel)(c)	71,445	8,013,271
General Dynamics Corp.	220,684	28,982,430
HEICO Corp.	217,412	22,839,131
Hexcel Corp.	135,136	4,524,353
Howmet Aerospace, Inc.	699,699	12,069,808
Huntington Ingalls Industries, Inc.	65,953	9,726,748
Kaman Corp.	45,000	1,784,700
Kratos Defense & Security Solutions, Inc.(b)	172,377	3,256,201
L3Harris Technologies, Inc.	166,289	26,790,821
Lockheed Martin Corp.	117,804	41,246,714
Maxar Technologies, Inc.	96,828	2,495,258
Mercury Systems, Inc.(b)	88,427	6,090,852
Moog, Inc., Class A	56,082	3,498,956
Northrop Grumman Corp.	127,901	37,068,268
PAE, Inc.(b)	80,824	640,126
Parsons Corp.(b)	162,730	5,129,250
RADA Electronic Industries Ltd. (Israel)(b)	62,164	395,985
Raytheon Technologies Corp.	658,647	35,777,705
Spirit AeroSystems Holdings, Inc., Class A	169,538	3,083,896
Teledyne Technologies, Inc.(b)	59,080	18,264,582
Textron, Inc.	368,558	13,194,376
TransDigm Group, Inc.	50,527	24,122,095
Triumph Group, Inc.	83,825	553,245
Vectrus, Inc.(b)	18,627	736,139

		397,212,075

Communications Equipment-0.66%
Comtech Telecommunications Corp.	39,185	564,264
ViaSat, Inc.(b)	100,457	3,405,492

		3,969,756

Construction & Engineering-3.41%
Jacobs Engineering Group, Inc.	214,794	20,405,430

Containers & Packaging-4.50%
Ball Corp.	302,531	26,925,259

Diversified Telecommunication Services-0.94%
Iridium Communications, Inc.(b)	212,783	5,619,599

Electronic Equipment, Instruments & Components-1.63%
FLIR Systems, Inc.	217,242	7,536,125
OSI Systems, Inc.(b)	29,117	2,246,668

		9,782,793

	Shares	Value
Industrial Conglomerates-7.75%
Honeywell International, Inc.	281,049	$46,359,033

IT Services-11.05%
Booz Allen Hamilton Holding Corp.	224,238	17,602,683
CACI International, Inc., Class A(b)	40,561	8,458,185
KBR, Inc.	229,245	5,109,871
Leidos Holdings, Inc.	227,921	18,917,443
ManTech International Corp., Class A	64,946	4,213,697
Perspecta, Inc.	259,580	4,654,269
Science Applications International Corp.	93,758	7,160,299

		66,116,447

Machinery-2.57%
Oshkosh Corp.	109,900	7,402,864
Woodward, Inc.	100,091	7,962,239

		15,365,103

Metals & Mining-0.31%
Allegheny Technologies, Inc.(b)	203,815	1,877,136

Software-0.82%
FireEye, Inc.(b)	354,689	4,908,896

Total Common Stocks & Other Equity Interests (Cost $637,867,708)		598,541,527

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $489,308)	489,308	489,308

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $638,357,016)		599,030,835

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.57%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,357,295	1,357,295
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,035,332	2,035,943

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,393,238)		3,393,238

TOTAL INVESTMENTS IN SECURITIES-100.67% (Cost $641,750,254)		602,424,073
OTHER ASSETS LESS LIABILITIES-(0.67)%		(4,009,589)

NET ASSETS-100.00%		$598,414,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,106,362	$(1,617,054)	$-	$-	$489,308	$15
Invesco Premier U.S. Government Money Portfolio, Institutional Class	851,218	5,350,228	(6,201,446)	-	-	-	213
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,526,942	19,309,545	(26,479,192)	-	-	1,357,295	112	*
Invesco Private Prime Fund	-	5,411,395	(3,375,476)	-	24	2,035,943	123	*

Total	$9,378,160	$32,177,530	$(37,673,168)	$-	$24	$3,882,546	$463

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Aerospace & Defense	66.38
IT Services	11.05
Industrial Conglomerates	7.75
Containers & Packaging	4.50
Construction & Engineering	3.41
Industry Types Each Less Than 3%	6.93
Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco CleantechTM ETF (PZD)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-1.46%
Hexcel Corp.	140,298	$4,697,177

Auto Components-2.35%
BorgWarner, Inc.	215,807	7,548,929

Building Products-5.88%
Johnson Controls International PLC	221,613	9,354,285
Kingspan Group PLC (Ireland)(b)	109,728	9,567,073

		18,921,358

Chemicals-6.29%
Gurit Holding AG, BR (Switzerland)	1,224	2,561,379
Novozymes A/S, Class B (Denmark)(c)	145,452	8,741,071
PQ Group Holdings, Inc.(b)	176,659	2,042,178
Umicore S.A. (Belgium)	179,458	6,906,733

		20,251,361

Commercial Services & Supplies-1.94%
TOMRA Systems ASA (Norway)(c)	154,947	6,235,908

Communications Equipment-0.65%
Digi International, Inc.(b)	141,814	2,088,920

Construction & Engineering-1.53%
Ameresco, Inc., Class A(b)	128,142	4,919,371

Electrical Equipment-20.54%
ABB Ltd. (Switzerland)	365,727	8,878,322
EnerSys	79,284	5,676,734
Schneider Electric SE (France)	75,410	9,153,064
Sensata Technologies Holding PLC(b)	178,689	7,810,496
Siemens Gamesa Renewable Energy S.A. (Spain)	356,847	10,113,325
Sunrun, Inc.(b)	132,883	6,912,574
TPI Composites, Inc.(b)	123,826	4,101,117
Vestas Wind Systems A/S (Denmark)	61,601	10,515,093
XP Power Ltd. (Singapore)	56,892	2,942,455

		66,103,180

Electronic Equipment, Instruments & Components-9.33%
Badger Meter, Inc.	61,808	4,532,999
Hollysys Automation Technologies Ltd. (China)	199,682	2,234,442
Horiba Ltd. (Japan)	90,208	4,409,440
Itron, Inc.(b)	83,054	5,643,519
Trimble, Inc.(b)	191,253	9,205,007
Vaisala OYJ, Class A (Finland)	95,960	3,996,098

		30,021,505

Independent Power and Renewable Electricity Producers-3.81%
Ormat Technologies, Inc.(c)	99,861	7,077,149
Scatec Solar ASA (Norway)(d)	236,468	5,195,006

		12,272,155

Industrial Conglomerates-0.78%
Raven Industries, Inc.	114,657	2,513,281

IT Services-0.82%
S&T AG (Austria)(b)(c)	146,119	2,650,117

Life Sciences Tools & Services-3.02%
Eurofins Scientific SE (Luxembourg)(b)	12,199	9,716,797

	Shares	Value
Machinery-10.90%
Donaldson Co., Inc.	146,008	$6,935,380
Kadant, Inc.	29,367	3,380,729
Kornit Digital Ltd. (Israel)(b)	85,893	5,782,317
Lindsay Corp.	32,339	3,405,297
Woodward, Inc.	74,172	5,900,382
Xylem, Inc.	110,921	9,665,656

		35,069,761

Mortgage REITs-1.83%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	140,552	5,882,101

Professional Services-6.32%
Intertek Group PLC (United Kingdom)	115,923	8,351,786
Ricardo PLC (United Kingdom)	318,664	1,483,317
SGS S.A. (Switzerland)	3,539	8,846,052
Willdan Group, Inc.(b)	63,227	1,654,651

		20,335,806

Semiconductors & Semiconductor Equipment-16.09%
Advanced Energy Industries, Inc.(b)	81,688	5,511,489
Cree, Inc.(b)	111,869	7,114,869
Enphase Energy, Inc.(b)	127,736	12,529,624
Power Integrations, Inc.	117,623	7,082,081
Semtech Corp.(b)	116,950	6,419,386
SolarEdge Technologies, Inc.(b)	50,915	13,120,286

		51,777,735

Software-6.49%
ANSYS, Inc.(b)	30,826	9,382,510
Autodesk, Inc.(b)	41,950	9,880,903
Traffic Systems SE (Germany)	53,247	1,612,643

		20,876,056

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $252,538,171)		321,881,518

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.04%
Invesco Private Government Fund, 0.04%(e)(f)(g)	2,629,123	2,629,123
Invesco Private Prime Fund, 0.11%(e)(f)(g)	3,942,502	3,943,685

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,572,808)		6,572,808

TOTAL INVESTMENTS IN SECURITIES-102.07% (Cost $259,110,979)		328,454,326
OTHER ASSETS LESS LIABILITIES-(2.07)%		(6,660,286)

NET ASSETS-100.00%		$321,794,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco CleantechTM ETF (PZD)–(continued)

October 31, 2020

(Unaudited)

Investment Abbreviations:

BR -Bearer Shares

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2020 represented 1.61% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$1,088,624	$(1,088,624)	$-	$-	$-	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,784,549	23,409,722	(36,565,148)	-	-	2,629,123	551	*
Invesco Private Prime Fund	-	11,392,298	(7,448,766)	-	153	3,943,685	465	*

Total	$15,784,549	$35,890,644	$(45,102,538)	$-	$153	$6,572,808	$1,026

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco CleantechTM ETF (PZD)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Electrical Equipment	20.54

Semiconductors & Semiconductor Equipment	16.09

Machinery	10.90

Electronic Equipment, Instruments & Components	9.33

Software	6.49

Professional Services	6.32

Chemicals	6.29

Building Products	5.88

Independent Power and Renewable Electricity Producers	3.81

Life Sciences Tools & Services	3.02

Industry Types Each Less Than 3%	11.36

Money Market Funds Plus Other Assets

Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Momentum ETF (PDP)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-1.78%
Charter Communications, Inc., Class A(b)	22,223	$13,418,692
T-Mobile US, Inc.(b)	81,647	8,946,062
Zillow Group, Inc., Class C(b)	87,427	7,747,781

		30,112,535
Consumer Discretionary-15.33%
Amazon.com, Inc.(b)	11,554	35,079,677
Best Buy Co., Inc.	87,338	9,742,554
Carvana Co.(b)	52,796	9,785,739
Chipotle Mexican Grill, Inc.(b)	7,468	8,972,653
DraftKings, Inc., Class A(b)(c)	215,578	7,631,461
Helen of Troy Ltd.(b)	63,529	12,045,098
Home Depot, Inc. (The)	39,427	10,515,575
NIKE,Inc.,Class B	229,422	27,548,994
NVR, Inc.(b)	2,471	9,768,085
O’Reilly Automotive, Inc.(b)	101,325	44,238,495
Peloton Interactive, Inc., Class A(b)	98,567	10,863,069
Penn National Gaming, Inc.(b)	336,424	18,160,168
Pool Corp.	51,056	17,860,920
RH(b)	24,051	8,062,617
Tesla, Inc.(b)	51,712	20,066,325
TopBuild Corp.(b)	63,864	9,784,603

		260,126,033

Consumer Staples-3.93%
Boston Beer Co., Inc. (The), Class A(b)	12,561	13,053,140
Brown-Forman Corp., Class B	197,081	13,738,516
Church & Dwight Co., Inc.	326,163	28,829,548
Estee Lauder Cos., Inc. (The), Class A	50,258	11,039,672

		66,660,876

Financials-3.04%
Kinsale Capital Group, Inc.	81,640	15,305,051
Moody’s Corp.	36,359	9,558,781
MSCI, Inc.	48,220	16,869,286
S&P Global, Inc.	30,436	9,822,610

		51,555,728

Health Care-20.35%
Amedisys, Inc.(b)	103,514	26,810,126
Chemed Corp.	19,198	9,182,787
Danaher Corp.	124,994	28,691,123
Edwards Lifesciences Corp.(b)	140,207	10,051,440
Horizon Therapeutics PLC(b)	160,808	12,049,343
Humana, Inc.	24,889	9,937,680
IDEXX Laboratories, Inc.(b)	41,688	17,709,896
Intuitive Surgical, Inc.(b)	13,061	8,712,732
LHC Group, Inc.(b)	46,686	10,109,853
Medpace Holdings, Inc.(b)	79,461	8,815,403
Mettler-Toledo International, Inc.(b)	22,967	22,918,999
Mirati Therapeutics, Inc.(b)	293,850	63,806,589
NeoGenomics, Inc.(b)	254,473	9,982,976
Repligen Corp.(b)	61,954	10,319,678
Seagen, Inc.(b)	49,835	8,312,478
Thermo Fisher Scientific, Inc.	20,669	9,778,917
UnitedHealth Group, Inc.	31,776	9,696,129
Veeva Systems, Inc., Class A(b)	67,124	18,126,836

	Shares	Value
Health Care-(continued)
West Pharmaceutical Services, Inc.	153,279	$41,702,618
Zoetis, Inc.	54,060	8,571,213

		345,286,816

Industrials-14.32%
A.O. Smith Corp.	188,031	9,719,322
Cintas Corp.	32,217	10,133,857
Copart, Inc.(b)	264,428	29,182,274
CoStar Group, Inc.(b)	24,619	20,276,455
Equifax, Inc.	56,403	7,704,650
Generac Holdings, Inc.(b)	52,976	11,132,906
Illinois Tool Works, Inc.	45,136	8,841,240
Masco Corp.	153,511	8,228,190
Old Dominion Freight Line, Inc.	96,198	18,313,213
Rollins, Inc.	739,973	42,807,438
Roper Technologies, Inc.	78,943	29,314,694
Sunrun, Inc.(b)	187,859	9,772,425
TransDigm Group, Inc.	38,701	18,476,244
Union Pacific Corp.	107,752	19,092,577

		242,995,485

Information Technology-34.74%
Accenture PLC, Class A	38,418	8,333,248
Adobe, Inc.(b)	33,085	14,792,304
Advanced Micro Devices, Inc.(b)	184,874	13,919,164
Amphenol Corp., Class A	191,249	21,580,537
ANSYS, Inc.(b)	129,220	39,330,691
Apple, Inc.	449,157	48,895,231
Aspen Technology, Inc.(b)	98,025	10,764,125
Autodesk, Inc.(b)	41,174	9,698,124
Cadence Design Systems, Inc.(b)	227,549	24,887,034
Enphase Energy, Inc.(b)	398,732	39,111,622
Entegris, Inc.	201,514	15,067,202
EPAM Systems, Inc.(b)	41,215	12,733,374
Five9, Inc.(b)	296,990	45,059,323
Intuit, Inc.	41,031	12,911,635
Lattice Semiconductor Corp.(b)	353,621	12,341,373
Littelfuse, Inc.	56,234	11,130,958
Mastercard, Inc., Class A	131,991	38,097,882
Microsoft Corp.	42,647	8,634,738
Monolithic Power Systems, Inc.	72,752	23,251,539
NVIDIA Corp.	66,159	33,169,476
PayPal Holdings, Inc.(b)	46,682	8,688,921
Pegasystems, Inc.	93,703	10,858,304
Q2 Holdings, Inc.(b)	119,550	10,907,742
salesforce.com, inc.(b)	36,462	8,469,029
ServiceNow, Inc.(b)	37,949	18,882,284
Splunk, Inc.(b)	47,306	9,368,480
Synopsys, Inc.(b)	50,006	10,694,283
Universal Display Corp.	56,604	11,225,139
Visa, Inc., Class A	61,633	11,199,333
Zebra Technologies Corp., Class A(b)	35,156	9,971,648
Zendesk, Inc.(b)	89,665	9,947,435
Zoom Video Communications, Inc., Class A(b)	33,517	15,448,321
Zscaler, Inc.(b)	72,923	9,899,297

		589,269,796

Materials-4.72%
Air Products and Chemicals, Inc.	37,146	10,261,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Momentum ETF (PDP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
Ball Corp.	426,099	$37,922,811
Sherwin-Williams Co. (The)	46,233	31,807,379

		79,991,401

Real Estate-0.97%
First Industrial Realty Trust, Inc.	219,085	8,721,774
Redfin Corp.(b)	186,899	7,806,771

		16,528,545

Utilities-0.86%
NextEra Energy, Inc.	198,297	14,517,322

Total Common Stocks & Other Equity Interests (Cost $1,323,220,354)		1,697,044,537

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $285,773)	285,773	285,773

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,323,506,127)		1,697,330,310

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.03%
Invesco Private Government Fund, 0.04%(d)(e)(f)	232,988	$232,988
Invesco Private Prime Fund, 0.11%(d)(e)(f)	349,377	349,482

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $582,470)		582,470

TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $1,324,088,597)		1,697,912,780
OTHER ASSETS LESS LIABILITIES-(0.09)%		(1,557,039)

NET ASSETS-100.00%		$1,696,355,741

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$943,086	$(657,313)	$-	$-	$285,773	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,285,524	5,643,275	(6,928,799)	-	-	-	361
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	165,969,981	(165,736,993)	-	-	232,988	4,733	*
Invesco Private Prime Fund	-	60,729,169	(60,380,559)	-	872	349,482	4,485	*

Total	$1,285,524	$233,285,511	$(233,703,664)	$-	$872	$868,243	$9,585

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Momentum ETF (PDP)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Information Technology	34.74

Health Care	20.35

Consumer Discretionary	15.33

Industrials	14.32

Materials	4.72

Consumer Staples	3.93

Financials	3.04

Sector Types Each Less Than 3%	3.61

Money Market Funds Plus Other Assets

Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global Listed Private Equity ETF (PSP)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-93.88%
Aerospace & Defense-5.34%
TransDigm Group, Inc.	16,819	$8,029,559

Capital Markets-51.69%
3i Group PLC (United Kingdom)	569,002	7,070,267
Alaris Equity Partners Income (Canada)	42,062	387,071
Apollo Investment Corp.	86,762	656,788
Ares Capital Corp.	218,474	3,021,495
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)(c)	58,697	826,632
Bain Capital Specialty Finance, Inc.	73,363	672,005
BlackRock Capital Investment Corp.	150,712	352,666
BlackRock TCP Capital Corp.	77,656	718,318
Blackstone Group, Inc. (The), Class A	92,969	4,687,497
Bure Equity AB (Sweden)	51,393	1,493,091
Carlyle Group, Inc. (The)	119,222	2,971,012
Deutsche Beteiligungs AG (Germany)	31,564	1,029,485
EQT AB (Sweden)	297,438	5,665,629
FS KKR Capital Corp.(c)	95,481	1,394,023
Gimv N.V. (Belgium)	27,788	1,450,124
Gladstone Investment Corp.(c)	41,689	347,269
Goldman Sachs BDC, Inc.(c)	49,682	760,135
Golub Capital BDC, Inc.(c)	119,314	1,516,481
Hamilton Lane, Inc., Class A	34,320	2,392,104
HBM Healthcare Investments AG, Class A (Switzerland)	6,451	1,854,605
Hercules Capital, Inc.(c)	105,711	1,183,963
Intermediate Capital Group PLC (United Kingdom)	187,199	2,834,387
IP Group PLC (United Kingdom)(b)	1,623,003	1,668,342
JAFCO Group Co. Ltd. (Japan)	38,546	1,732,985
KKR & Co., Inc., Class A	124,789	4,261,544
Main Street Capital Corp.(c)	51,649	1,414,666
Merian Chrysalis Investment Co. Ltd. (Guernsey)(b)	624,277	1,146,210
New Mountain Finance Corp.(c)	115,552	1,047,479
Oaktree Specialty Lending Corp.	156,418	713,266
Owl Rock Capital Corp.(c)	191,120	2,174,946
Partners Group Holding AG (Switzerland)	8,927	8,050,906
Princess Private Equity Holding Ltd. (Guernsey)(c)	130,529	1,499,180
Prospect Capital Corp.(c)	305,994	1,514,670
Ratos AB, Class B (Sweden)	414,869	1,513,843
Sixth Street Specialty Lending, Inc.	68,265	1,123,642
Solar Capital Ltd.	47,098	745,090
Syncona Ltd. (United Kingdom)(b)	503,376	1,614,146
Tamburi Investment Partners S.p.A. (Italy)	172,572	1,077,469
TCG BDC, Inc.	85,130	699,769
VinaCapital Vietnam Opportunity Fund Ltd. (Guernsey)	273,121	1,168,912
VNV Global AB (Sweden)(b)(c)	138,677	1,202,751

		77,654,863

Diversified Consumer Services-0.92%
Graham Holdings Co., Class B	3,648	1,387,480

Diversified Financial Services-12.15%
Cannae Holdings, Inc.(b)	64,815	2,396,859
Compass Diversified Holdings	91,290	1,578,404
Eurazeo SE (France)(b)	49,504	2,251,230

	Shares	Value
Diversified Financial Services-(continued)
HgCapital Trust PLC (United Kingdom)	423,751	$1,627,293
Kinnevik AB, Class B (Sweden)	106,028	4,349,564
NB Private Equity Partners Ltd. (Guernsey)	98,422	1,291,686
Onex Corp. (Canada)	55,624	2,402,927
Wendel SE (France)	27,099	2,348,530

		18,246,493

Diversified Telecommunication Services-0.61%
ATN International, Inc.	20,391	911,478

Electrical Equipment-3.38%
Melrose Industries PLC (United Kingdom)	3,277,610	5,070,708

Food Products-1.18%
Schouw & Co. A/S (Denmark)	20,328	1,768,357

Industrial Conglomerates-2.67%
Fosun International Ltd. (China)	2,441,652	2,940,744
Italmobiliare S.p.A. (Italy)	33,113	1,070,364

		4,011,108

Interactive Media & Services-2.69%
IAC/InterActiveCorp.(b)	33,539	4,048,828

Internet & Direct Marketing Retail-5.95%
Prosus N.V. (Netherlands)(b)	89,470	8,939,913

IT Services-1.22%
Digital Garage, Inc. (Japan)	51,739	1,833,681

Life Sciences Tools & Services-0.71%
PureTech Health PLC, (Acquired 09/18/2020 -10/30/2020; Cost $1,181,890)(b)(d)	316,662	1,062,507

Multiline Retail-5.37%
Wesfarmers Ltd. (Australia)	249,969	8,067,854

Total Common Stocks & Other Equity Interests (Cost $141,037,811)		141,032,829

Money Market Funds-5.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $8,303,173)	8,303,173	8,303,173

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $149,340,984)		149,336,002

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.66%
Invesco Private Government Fund, 0.04%(e)(f)(g)	3,999,266	3,999,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(e)(f)(g)	6,004,110	$6,005,911

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,005,015)		10,005,177

TOTAL INVESTMENTS IN SECURITIES-106.07% (Cost $159,345,999)		159,341,179
OTHER ASSETS LESS LIABILITIES-(6.07)%		(9,116,808)

NET ASSETS-100.00%		$150,224,371

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,382,383	$(4,079,210)	$-	$-	$8,303,173	$128
Invesco Premier U.S. Government Money Portfolio, Institutional Class	8,316,298	9,503,759	(17,820,057)	-	-	-	2,582
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,116,620	35,346,350	(48,463,704)	-	-	3,999,266	2,006	*
Invesco Private Prime Fund	-	16,349,126	(10,343,929)	162	552	6,005,911	1,797	*

Total	$25,432,918	$73,581,618	$(80,706,900)	$162	$552	$18,308,350	$6,513

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	13.24%

	Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional) Value(c)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021	$2,378,118	$-	$(109,218)	$(109,218)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2020

(Unaudited)

	Open Over-The-Counter Total Return Swap Agreements(a)(b) –(continued)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(c)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2021	CAD 2,831,948	$-	$(170,239)	$(170,239)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021	$2,920,390	-	(188,390)	(188,390)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2021	GBP 199,346	-	(189)	(189)

Total Over-The-Counter Total Return Swap Agreements							$-	$(468,036)	$(468,036)

Abbreviations:

CAD	-Canadian Dollar
CDOR	-Canadian Dealer Offered Rate
GBP	-British Pound Sterling
LIBOR	-London Interbank Offered Rate

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $370,000.

(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

(c) Notional Value is denominated in U.S. Dollars unless otherwise noted.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Capital Markets	51.69
Diversified Financial Services	12.15
Internet & Direct Marketing Retail	5.95
Multiline Retail	5.37
Aerospace & Defense	5.34
Electrical Equipment	3.38
Industry Types Each Less Than 3%	10.00
Money Market Funds Plus Other Assets Less Liabilities	6.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Golden Dragon China ETF (PGJ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.07%(b)
Communication Services-34.34%
Autohome,Inc.,ADR	54,343	$5,192,474
Baidu, Inc., ADR(c)	123,548	16,438,061
Bilibili, Inc., ADR(c)(d)	151,409	6,763,440
China Mobile Ltd., ADR	96,629	2,969,409
China Telecom Corp. Ltd., ADR	4,310	135,334
China Unicom Hong Kong Ltd., ADR(d)	30,148	186,616
DouYu International Holdings Ltd., ADR(c)	80,067	1,225,025
Fangdd Network Group Ltd., ADR(c)	12,551	80,326
iQIYI, Inc., ADR(c)	278,261	6,873,047
JOYY, Inc., ADR	49,500	4,523,310
Luokung Technology Corp.(c)	185,822	81,762
Momo, Inc., ADR	140,334	2,105,010
NetEase, Inc., ADR	157,960	13,709,348
Qutoutiao, Inc., ADR(c)(d)	100,850	216,828
SINA Corp.(c)	57,834	2,478,187
Sohu.com Ltd., ADR(c)	35,410	667,124
So-Young International, Inc., ADR(c)(d)	42,015	490,315
Weibo Corp., ADR(c)(d)	65,974	2,741,220

		66,876,836

Consumer Discretionary-45.07%
Alibaba Group Holding Ltd., ADR(c)	53,624	16,338,696
Baozun, Inc., ADR(c)(d)	42,064	1,539,122
Bright Scholar Education Holdings Ltd., ADR	22,600	139,442
China Distance Education Holdings Ltd., ADR(c)	19,850	171,107
China Online Education Group, ADR(c)	10,402	255,161
Huazhu Group Ltd., ADR	132,512	5,251,451
JD.com, Inc., ADR(c)	195,757	15,958,111
Kandi Technologies Group, Inc.(c)(d)	48,296	302,333
Leju Holdings Ltd., ADR(c)	22,999	56,118
Meten EdtechX Education Group Ltd.(c)	47,139	134,110
New Oriental Education & Technology Group, Inc., ADR(c)	52,447	8,411,450
Niu Technologies, ADR(c)	28,046	736,768
Pinduoduo, Inc., ADR(c)	86,663	7,797,937
TAL Education Group, ADR(c)	208,525	13,858,571
Trip.com Group Ltd., ADR(c)	254,303	7,313,754
Uxin Ltd., ADR(c)	167,333	160,640
Viomi Technology Co. Ltd., ADR(c)(d)	30,624	174,863
Vipshop Holdings Ltd., ADR(c)	428,957	9,179,680

		87,779,314

Consumer Staples-0.08%
111, Inc., ADR(c)	22,566	156,608

Energy-0.74%
China Petroleum & Chemical Corp., ADR	11,183	439,827
CNOOC Ltd., ADR	8,988	827,975
PetroChina Co. Ltd., ADR	5,967	169,821
Sino Clean Energy, Inc., Rts., expiring 07/31/2049(c)(e)	26,179	0

		1,437,623

Financials-1.98%
360 DigiTech, Inc., ADR(c)	91,153	1,050,082
Bit Digital, Inc.(c)(d)	38,653	144,949
China Life Insurance Co. Ltd., ADR(c)	22,038	241,096
Fanhua, Inc., ADR(c)(d)	29,332	439,687

	Shares	Value
Financials-(continued)
LexinFintech Holdings Ltd., ADR(c)(d)	95,234	$784,728
Noah Holdings Ltd., ADR(c)	28,625	753,696
Qudian, Inc., ADR(c)(d)	169,281	226,836
Up Fintech Holding Ltd., ADR(c)(d)	49,154	223,651

		3,864,725

Health Care-4.24%
China Biologic Products Holdings, Inc.(c)	34,128	3,966,015
I-Mab, ADR(c)	7,232	297,742
Zai Lab Ltd., ADR(c)	48,727	3,998,050

		8,261,807

Industrials-4.90%
51job, Inc., ADR(c)	34,888	2,445,649
China Index Holdings Ltd., ADR(c)(d)	56,921	76,274
Hebron Technology Co. Ltd., A Shares(c)(d)	15,584	204,930
TD Holdings, Inc.(c)(d)	60,665	157,729
ZTO Express Cayman, Inc., ADR	229,877	6,661,835

		9,546,417

Information Technology-8.63%
21Vianet Group, Inc., ADR(c)	71,803	1,648,597
Canaan, Inc., ADR(c)(d)	44,655	97,348
Canadian Solar, Inc. (Canada)(c)(d)	52,224	1,898,342
Cheetah Mobile, Inc., ADR(c)	36,248	69,234
Daqo New Energy Corp., ADR(c)	10,275	1,876,318
GDS Holdings Ltd., ADR(c)(d)	92,384	7,763,951
Hollysys Automation Technologies Ltd.(d)	53,547	599,191
Huami Corp., ADR(c)	28,605	334,106
JinkoSolar Holding Co. Ltd., ADR(c)(d)	31,137	1,815,287
OneConnect Financial Technology Co. Ltd., ADR(c)	30,711	618,520
Xunlei Ltd., ADR(c)(d)	35,400	93,102

		16,813,996

Real Estate-0.09%
Nam Tai Property, Inc.(c)(d)	34,289	170,074

Total Common Stocks & Other Equity Interests (Cost $156,061,722)		194,907,400

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(f)(g) (Cost $210,796)	210,796	210,796

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $156,272,518)		195,118,196

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.36%
Invesco Private Government Fund, 0.04%(f)(g)(h)	8,074,023	8,074,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Golden Dragon China ETF (PGJ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	12,107,403	$12,111,035

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,185,035)		20,185,058

TOTAL INVESTMENTS IN SECURITIES-110.54% (Cost $176,457,553)		215,303,254
OTHER ASSETS LESS LIABILITIES-(10.54)%		(20,525,404)

NET ASSETS-100.00%		$194,777,850

Investment Abbreviations:

ADR-American Depositary Receipt

Rts.-Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at October 31, 2020.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$426,774	$(215,978)	$-	$-	$210,796	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	388,819	1,867,712	(2,256,531)	-	-	-	97
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,462,351	57,979,012	(62,367,340)	-	-	8,074,023	2,356	*
Invesco Private Prime Fund	-	26,549,994	(14,439,656)	23	674	12,111,035	2,199	*

Total	$12,851,170	$86,823,492	$(79,279,505)	$23	$674	$20,395,854	$4,656

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Golden Dragon China ETF (PGJ)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Consumer Discretionary	45.07
Communication Services	34.34
Information Technology	8.63
Industrials	4.90
Health Care	4.24
Sector Types Each Less Than 3%	2.89
Money Market Funds Plus Other Assets Less Liabilities	(0.07)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Raymond James SB-1 Equity ETF (RYJ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-4.00%
Altice USA, Inc., Class A(b)	24,310	$655,155
DISH Network Corp., Class A(b)	25,239	643,342
Facebook, Inc., Class A(b)	2,447	643,830
ORBCOMM, Inc.(b)	170,900	734,870
Telephone & Data Systems, Inc.	39,340	668,780
United States Cellular Corp.(b)	23,191	675,322

		4,021,299

Consumer Discretionary-13.80%
Aaron’s Holdings Co., Inc.	11,586	605,484
Alibaba Group Holding Ltd., ADR (China)(b)	2,220	676,412
AutoZone, Inc.(b)	578	652,550
Bed Bath & Beyond, Inc.(c)	27,024	535,075
Best Buy Co., Inc.	5,791	645,986
Bloomin’ Brands, Inc.	38,363	536,315
Dave & Buster’s Entertainment, Inc.	33,212	569,918
Dollar General Corp.	3,174	662,446
Everi Holdings, Inc.(b)	70,705	608,770
Hanesbrands, Inc.	38,603	620,350
KB Home	18,605	600,011
Leggett & Platt, Inc.	15,395	642,433
lululemon athletica, inc.(b)	2,089	666,997
M.D.C. Holdings, Inc.	14,809	644,488
Polaris, Inc.	7,409	673,182
Rent-A-Center, Inc.	21,058	650,692
Revolve Group, Inc.(b)(c)	32,251	583,098
Target Corp.	4,263	648,914
Tempur Sealy International, Inc.(b)	7,658	681,562
Texas Roadhouse, Inc.	9,009	630,900
Tractor Supply Co.	4,965	661,388
Under Armour, Inc., Class A(b)	47,968	663,877

		13,860,848

Energy-7.65%
Black Stone Minerals L.P	106,278	642,982
Brigham Minerals, Inc., Class A	73,693	649,972
Energy Transfer L.P	108,829	560,469
Enterprise Products Partners L.P	38,647	640,381
Enviva Partners L.P	16,473	705,868
Green Plains Partners L.P	26,558	207,153
Kimbell Royalty Partners L.P	79,137	470,865
Marathon Oil Corp.	155,649	616,370
Occidental Petroleum Corp.	66,882	610,633
Parsley Energy, Inc., Class A	65,090	651,551
Pioneer Natural Resources Co.	8,195	651,994
Targa Resources Corp.	39,591	635,436
Williams Cos., Inc. (The)	33,490	642,673

		7,686,347

Financials-21.28%
Allstate Corp. (The)	7,418	658,348
Ameris Bancorp	23,366	684,624
Ares Commercial Real Estate Corp.	73,853	687,571
Argo Group International Holdings Ltd.	18,289	652,552
Arthur J. Gallagher & Co.	6,312	654,618
Axos Financial, Inc.(b)	24,707	673,513
Bancorp, Inc. (The)(b)	72,206	693,178
Barings BDC, Inc.(c)	70,757	531,385

	Shares	Value
Financials-(continued)
Cadence BanCorp	56,447	$633,335
ConnectOne Bancorp, Inc.	40,852	630,346
First Horizon National Corp.	59,405	618,406
Flagstar Bancorp, Inc.	21,289	624,832
Kemper Corp.	10,367	639,229
Ladder Capital Corp.	97,031	727,732
Merchants Bancorp	25,260	545,111
Meridian Bancorp, Inc.	55,120	686,244
Meta Financial Group, Inc.	27,131	796,024
Nexpoint Real Estate Finance, Inc.	16,254	222,842
OceanFirst Financial Corp.	40,705	609,354
Old Republic International Corp.	39,638	645,307
Old Second Bancorp, Inc.	38,710	330,971
Origin Bancorp, Inc.	25,989	581,374
Pacific Premier Bancorp, Inc.	25,868	659,634
PacWest Bancorp	33,035	635,593
Progressive Corp. (The)	7,206	662,231
Redwood Trust, Inc.	81,459	692,402
Regions Financial Corp.	49,288	655,530
Signature Bank	7,910	638,653
TCF Financial Corp.	23,511	639,734
TriState Capital Holdings, Inc.(b)	49,976	629,198
Veritex Holdings, Inc.	31,636	624,178
Webster Financial Corp.	20,744	668,164
Wintrust Financial Corp.	13,512	665,196
Zions Bancorporation N.A	21,092	680,639

		21,378,048

Health Care-18.04%
89bio, Inc.(b)	27,809	644,056
Acadia Healthcare Co., Inc.(b)	21,864	779,452
Acceleron Pharma, Inc.(b)	6,219	650,383
Antares Pharma, Inc.(b)	233,740	638,110
Apellis Pharmaceuticals, Inc.(b)	19,790	631,301
Blueprint Medicines Corp.(b)	6,615	676,582
Boston Scientific Corp.(b)	18,453	632,384
CareDx, Inc.(b)	13,403	657,417
Change Healthcare, Inc.(b)	45,106	638,250
ChemoCentryx, Inc.(b)	12,371	593,808
Cigna Corp.	3,792	633,150
CVS Health Corp.	11,435	641,389
Cymabay Therapeutics, Inc.(b)	77,558	645,283
Flexion Therapeutics, Inc.(b)(c)	55,983	671,236
G1 Therapeutics, Inc.(b)	53,140	584,009
Health Catalyst, Inc.(b)(c)	20,082	692,427
HealthEquity, Inc.(b)	12,336	635,181
Jounce Therapeutics, Inc.(b)	71,223	592,575
Mirum Pharmaceuticals, Inc.(b)(c)	36,967	582,230
NGM Biopharmaceuticals, Inc.(b)	40,011	693,791
Ocular Therapeutix, Inc.(b)(c)	65,877	625,832
Sol-Gel Technologies Ltd. (Israel)(b)(c)	14,824	119,630
Teleflex, Inc.	1,848	588,089
uniQure N.V. (Netherlands)(b)	16,485	666,489
UnitedHealth Group, Inc.	2,088	637,132
VBI Vaccines, Inc.(b)	260,608	612,429
Viking Therapeutics, Inc.(b)(c)	119,331	671,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Voyager Therapeutics, Inc.(b)	61,723	$656,115
Zimmer Biomet Holdings, Inc.	4,755	628,135

		18,118,699

Industrials-11.50%
Alaska Air Group, Inc.	16,757	634,923
Allegiant Travel Co.	4,823	649,947
Allison Transmission Holdings, Inc.	17,544	634,216
Casella Waste Systems, Inc., Class A(b)	11,929	644,047
Cubic Corp.	11,152	659,195
Evoqua Water Technologies Corp.(b)	28,882	662,264
Foundation Building Materials, Inc.(b)	42,169	613,981
GMS, Inc.(b)	27,672	625,387
Kansas City Southern	3,731	657,178
PACCAR, Inc.	7,418	633,349
SkyWest, Inc.	20,681	600,369
Southwest Airlines Co.	16,222	641,256
TPI Composites, Inc.(b)	20,878	691,479
Union Pacific Corp.	3,635	644,086
United Parcel Service, Inc., Class B	3,932	617,757
Wabash National Corp.	46,365	661,165
Waste Connections, Inc.	6,664	661,868
WESCO International, Inc.(b)	15,122	623,631

		11,556,098

Information Technology-16.74%
Alarm.com Holdings, Inc.(b)	11,198	653,179
Avnet, Inc.	24,520	604,908
EchoStar Corp., Class A(b)	26,191	606,584
Envestnet, Inc.(b)	8,086	620,520
Fidelity National Information Services, Inc.	4,767	593,920
FLIR Systems, Inc.	18,463	640,481
GDS Holdings Ltd., ADR (China)(b)(c)	8,041	675,766
GoDaddy, Inc., Class A(b)	9,049	640,126
I3 Verticals, Inc., Class A(b)	27,283	562,848
Itron, Inc.(b)	9,387	637,847
Jabil, Inc.	19,346	641,126
MAXIMUS, Inc.	10,154	686,207
Microchip Technology, Inc.	6,046	635,314
Micron Technology, Inc.(b)	12,508	629,653
Microsoft Corp.	3,166	641,020
MiX Telematics Ltd., ADR (South Africa)	37,739	321,914
New Relic, Inc.(b)	10,939	663,560
NIC, Inc.	32,145	720,691
nLight, Inc.(b)	29,978	636,733
Ping Identity Holding Corp.(b)	21,137	585,283
QUALCOMM, Inc.	5,298	653,561

	Shares	Value
Information Technology-(continued)
RingCentral, Inc., Class A(b)	2,399	$619,758
salesforce.com, inc.(b)	2,725	632,936
ServiceNow, Inc.(b)	1,345	669,232
SS&C Technologies Holdings, Inc.	10,467	619,856
Switch, Inc., Class A	43,268	608,348
SYNNEX Corp.	4,675	615,417

		16,816,788

Materials-0.87%
Livent Corp.(b)	64,168	689,806
Tecnoglass, Inc.	39,873	179,827

		869,633

Real Estate-6.10%
Agree Realty Corp.	10,402	645,652
American Homes 4 Rent, Class A	22,516	636,527
CareTrust REIT, Inc.	37,913	648,312
Four Corners Property Trust, Inc.	24,970	632,740
Healthcare Realty Trust, Inc.	22,441	623,860
Invitation Homes, Inc.	23,625	644,018
Landmark Infrastructure Partners L.P	41,767	425,188
NexPoint Residential Trust, Inc.	15,115	669,897
PotlatchDeltic Corp.	14,419	599,109
Uniti Group, Inc.	68,155	601,127

		6,126,430

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $90,258,024)		100,434,190

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.53%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,819,926	1,819,926
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,729,087	2,729,906

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,549,832)		4,549,832

TOTAL INVESTMENTS IN SECURITIES-104.51% (Cost $94,807,856)		104,984,022
OTHER ASSETS LESS LIABILITIES-(4.51)%		(4,527,043)

NET ASSETS-100.00%.		$100,456,979

Investment Abbreviations:

ADR -American Depositary Receipt

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$35,607	$(35,607)	$-	$-	$-	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	14,023	588,650	(602,673)	-	-	-	10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,363,800	20,418,040	(21,961,914)	-	-	1,819,926	763	*
Invesco Private Prime Fund	-	8,062,919	(5,333,284)	-	271	2,729,906	733	*

Total	$3,377,823	$29,105,216	$(27,933,478)	$-	$271	$4,549,832	$1,506

* Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Financials	21.28
Health Care	18.04
Information Technology	16.74
Consumer Discretionary	13.80
Industrials	11.50
Energy	7.65
Real Estate	6.10
Communication Services	4.00
Materials	0.87
Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500 BuyWrite ETF (PBP)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.41%(b)
Communication Services-11.20%
Activision Blizzard, Inc.	4,586	$347,298
Alphabet, Inc., Class A(c)	1,785	2,884,756
Alphabet, Inc., Class C(c)	1,744	2,827,041
AT&T, Inc.	42,327	1,143,676
CenturyLink, Inc.	5,868	50,582
Charter Communications, Inc., Class A(c)	888	536,192
Comcast Corp., Class A	27,082	1,143,944
Discovery, Inc., Class A(c)	952	19,269
Discovery, Inc., Class C(c)	1,839	33,691
DISH Network Corp., Class A(c)	1,466	37,368
Electronic Arts, Inc.(c)	1,715	205,509
Facebook, Inc., Class A(c)	14,283	3,758,000
Fox Corp., Class A	2,041	54,127
Fox Corp., Class B	930	24,310
Interpublic Group of Cos., Inc. (The)	2,316	41,896
Live Nation Entertainment, Inc.(c)	844	41,187
Netflix, Inc.(c)	2,620	1,246,439
News Corp., Class A	2,311	30,343
News Corp., Class B	724	9,427
Omnicom Group, Inc.	1,277	60,274
Take-Two Interactive Software, Inc.(c)	679	105,191
T-Mobile US, Inc.(c)	3,456	378,674
Twitter, Inc.(c)	4,698	194,309
Verizon Communications, Inc.	24,582	1,400,928
ViacomCBS, Inc., Class B	3,349	95,681
Walt Disney Co. (The)	10,735	1,301,619

		17,971,731

Consumer Discretionary-11.62%
Advance Auto Parts, Inc.	411	60,532
Amazon.com, Inc.(c)	2,529	7,678,423
Aptiv PLC(c)	1,604	154,770
AutoZone, Inc.(c)	139	156,928
Best Buy Co., Inc.	1,369	152,712
Booking Holdings, Inc.(c)	244	395,890
BorgWarner, Inc.	1,452	50,791
CarMax, Inc.(c)	969	83,760
Carnival Corp.	3,077	42,186
Chipotle Mexican Grill, Inc.(c)	167	200,647
D.R. Horton, Inc.	1,966	131,349
Darden Restaurants, Inc.	773	71,054
Dollar General Corp.	1,479	308,682
Dollar Tree, Inc.(c)	1,410	127,351
Domino’s Pizza, Inc.	234	88,527
eBay, Inc.	3,950	188,139
Etsy, Inc.(c)	708	86,086
Expedia Group, Inc.	807	75,979
Ford Motor Co.	23,214	179,444
Gap, Inc. (The)	1,221	23,748
Garmin Ltd.	886	92,162
General Motors Co.(c)	7,481	258,319
Genuine Parts Co.	857	77,499
Hanesbrands, Inc.	2,068	33,233
Hasbro, Inc.	757	62,619
Hilton Worldwide Holdings, Inc.	1,648	144,711
Home Depot, Inc. (The)	6,395	1,705,611
L Brands, Inc.	1,387	44,398

	Shares	Value
Consumer Discretionary-(continued)
Las Vegas Sands Corp.	1,952	$93,813
Leggett & Platt, Inc.	786	32,800
Lennar Corp., Class A	1,632	114,615
LKQ Corp.(c)	1,663	53,199
Lowe’s Cos., Inc.	4,490	709,869
Marriott International, Inc., Class A	1,579	146,658
McDonald’s Corp.	4,420	941,460
MGM Resorts International	2,432	50,026
Mohawk Industries, Inc.(c)	356	36,736
Newell Brands, Inc.	2,243	39,611
NIKE, Inc., Class B	7,395	887,992
Norwegian Cruise Line Holdings Ltd.(c)	1,638	27,240
NVR, Inc.(c)	20	79,062
O’Reilly Automotive, Inc.(c)	440	192,104
Pool Corp.	238	83,260
PulteGroup, Inc.	1,593	64,931
PVH Corp.	421	24,540
Ralph Lauren Corp.	286	19,119
Ross Stores, Inc.	2,114	180,049
Royal Caribbean Cruises Ltd.	1,058	59,692
Starbucks Corp.	6,944	603,850
Tapestry, Inc.	1,641	36,479
Target Corp.	2,974	452,702
Tiffany & Co.	642	83,999
TJX Cos., Inc. (The)	7,123	361,848
Tractor Supply Co.	690	91,915
Ulta Beauty, Inc.(c)	334	69,061
Under Armour, Inc., Class A(c)	1,120	15,501
Under Armour, Inc., Class C(c)	1,155	14,126
VF Corp.	1,898	127,546
Whirlpool Corp.	370	68,435
Wynn Resorts Ltd.	577	41,792
Yum! Brands, Inc.	1,791	167,154

		18,646,734

Consumer Staples-7.03%
Altria Group, Inc.	11,040	398,323
Archer-Daniels-Midland Co.	3,301	152,638
Brown-Forman Corp., Class B	1,085	75,635
Campbell Soup Co.	1,202	56,097
Church & Dwight Co., Inc.	1,469	129,845
Clorox Co. (The)	749	155,230
Coca-Cola Co. (The)	22,966	1,103,746
Colgate-Palmolive Co.	5,094	401,866
Conagra Brands, Inc.	2,902	101,831
Constellation Brands, Inc., Class A	998	164,900
Costco Wholesale Corp.	2,623	938,037
Estee Lauder Cos., Inc. (The), Class A	1,340	294,344
General Mills, Inc.	3,629	214,547
Hershey Co. (The)	876	120,415
Hormel Foods Corp.	1,667	81,166
JM Smucker Co. (The)	678	76,072
Kellogg Co.	1,508	94,838
Kimberly-Clark Corp.	2,026	268,627
Kraft Heinz Co. (The)	3,850	117,772
Kroger Co. (The)	4,622	148,875
Lamb Weston Holdings, Inc.	863	54,757
McCormick & Co., Inc.	736	132,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Molson Coors Beverage Co., Class B	1,117	$39,386
Mondelez International, Inc., Class A	8,485	450,723
Monster Beverage Corp.(c)	2,193	167,918
PepsiCo, Inc.	8,225	1,096,310
Philip Morris International, Inc.	9,251	657,006
Procter & Gamble Co. (The)	14,790	2,027,709
Sysco Corp.	3,021	167,092
Tyson Foods, Inc., Class A	1,748	100,038
Walgreens Boots Alliance, Inc.	4,273	145,453
Walmart, Inc.	8,249	1,144,549

		11,278,600

Energy-2.02%
Apache Corp.	2,243	18,617
Baker Hughes Co., Class A	3,899	57,588
Cabot Oil & Gas Corp.	2,368	42,127
Chevron Corp.	11,436	794,802
Concho Resources, Inc.	1,168	48,484
ConocoPhillips	6,372	182,367
Devon Energy Corp.	2,275	20,316
Diamondback Energy, Inc.	937	24,325
EOG Resources, Inc.	3,459	118,436
Exxon Mobil Corp.	25,118	819,349
Halliburton Co.	5,219	62,941
Hess Corp.	1,624	60,445
HollyFrontier Corp.	885	16,381
Kinder Morgan, Inc.	11,564	137,612
Marathon Oil Corp.	4,690	18,572
Marathon Petroleum Corp.	3,865	114,017
National Oilwell Varco, Inc.	2,307	19,379
Occidental Petroleum Corp.	4,973	45,403
ONEOK, Inc.	2,638	76,502
Phillips 66	2,595	121,083
Pioneer Natural Resources Co.	976	77,651
Schlumberger Ltd.	8,247	123,210
TechnipFMC PLC (United Kingdom)	2,510	13,880
Valero Energy Corp.	2,423	93,552
Williams Cos., Inc. (The)	7,209	138,341

		3,245,380

Financials-9.92%
Aflac, Inc.	3,939	133,729
Allstate Corp. (The)	1,855	164,631
American Express Co.	3,874	353,464
American International Group, Inc.	5,117	161,134
Ameriprise Financial, Inc.	715	114,993
Aon PLC, Class A	1,376	253,198
Arthur J. Gallagher & Co.	1,138	118,022
Assurant, Inc.	355	44,151
Bank of America Corp.	45,293	1,073,444
Bank of New York Mellon Corp. (The)	4,841	166,337
Berkshire Hathaway, Inc., Class B(c)	11,775	2,377,372
BlackRock, Inc.	842	504,535
Capital One Financial Corp.	2,713	198,266
Cboe Global Markets, Inc.	646	52,513
Charles Schwab Corp. (The)	8,799	361,727
Chubb Ltd.	2,681	348,289
Cincinnati Financial Corp.	888	62,817
Citigroup, Inc.	12,367	512,241
Citizens Financial Group, Inc.	2,535	69,079
CME Group, Inc., Class A	2,130	321,034

	Shares	Value
Financials-(continued)
Comerica, Inc.	826	$37,591
Discover Financial Services	1,821	118,383
Everest Re Group Ltd.	237	46,708
Fifth Third Bancorp	4,231	98,244
First Republic Bank	1,022	128,915
Franklin Resources, Inc.	1,589	29,794
Globe Life, Inc.	582	47,194
Goldman Sachs Group, Inc. (The)	2,045	386,587
Hartford Financial Services Group, Inc. (The)	2,128	81,971
Huntington Bancshares, Inc.	6,044	63,099
Intercontinental Exchange, Inc.	3,335	314,824
Invesco Ltd., (Acquired 11/04/2013 -06/06/2018; Cost $76,935)(d)(e)	2,323	30,455
JPMorgan Chase & Co.	18,104	1,774,916
KeyCorp	5,798	75,258
Lincoln National Corp.	1,080	37,908
Loews Corp.	1,416	49,107
M&T Bank Corp.	762	78,928
MarketAxess Holdings, Inc.	226	121,780
Marsh & McLennan Cos., Inc.	3,010	311,415
MetLife, Inc.	4,583	173,467
Moody’s Corp.	959	252,121
Morgan Stanley	8,483	408,456
MSCI, Inc.	497	173,870
Nasdaq, Inc.	683	82,636
Northern Trust Corp.	1,236	96,742
People’s United Financial, Inc.	2,523	26,920
PNC Financial Services Group, Inc. (The)	2,522	282,161
Principal Financial Group, Inc.	1,517	59,497
Progressive Corp. (The)	3,478	319,628
Prudential Financial, Inc.	2,346	150,191
Raymond James Financial, Inc.	725	55,419
Regions Financial Corp.	5,704	75,863
S&P Global, Inc.	1,432	462,149
State Street Corp.	2,094	123,337
SVB Financial Group(c)	308	89,536
Synchrony Financial	3,225	80,689
T. Rowe Price Group, Inc.	1,348	170,738
Travelers Cos., Inc. (The)	1,504	181,548
Truist Financial Corp.	8,005	337,171
U.S. Bancorp	8,143	317,170
Unum Group.	1,209	21,351
W.R. Berkley Corp.	835	50,200
Wells Fargo & Co.	24,476	525,010
Willis Towers Watson PLC	766	139,780
Zions Bancorporation N.A	974	31,431

		15,911,134

Health Care-14.12%
Abbott Laboratories	10,518	1,105,547
AbbVie, Inc.	10,484	892,188
ABIOMED, Inc.(c)	268	67,504
Agilent Technologies, Inc.	1,832	187,029
Alexion Pharmaceuticals, Inc.(c)	1,302	149,912
Align Technology, Inc.(c)	426	181,510
AmerisourceBergen Corp.	873	83,869
Amgen, Inc.	3,480	754,951
Anthem, Inc.	1,495	407,836
Baxter International, Inc.	3,007	233,253
Becton, Dickinson and Co.	1,723	398,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Biogen, Inc.(c)	940	$236,946
Bio-Rad Laboratories, Inc., Class A(c)	127	74,475
Boston Scientific Corp.(c)	8,499	291,261
Bristol-Myers Squibb Co.	13,390	782,646
Cardinal Health, Inc.	1,737	79,537
Catalent, Inc.(c)	975	85,576
Centene Corp.(c)	3,442	203,422
Cerner Corp.	1,815	127,213
Cigna Corp.	2,182	364,329
Cooper Cos., Inc. (The)	293	93,482
CVS Health Corp.	7,774	436,044
Danaher Corp.	3,751	861,005
DaVita, Inc.(c)	447	38,554
DENTSPLY SIRONA, Inc.	1,298	61,253
DexCom, Inc.(c)	568	181,521
Edwards Lifesciences Corp.(c)	3,693	264,751
Eli Lilly and Co.	4,716	615,249
Gilead Sciences, Inc.	7,448	433,101
HCA Healthcare, Inc.	1,566	194,090
Henry Schein, Inc.(c)	848	53,916
Hologic, Inc.(c)	1,539	105,914
Humana, Inc.	786	313,834
IDEXX Laboratories, Inc.(c)	505	214,534
Illumina, Inc.(c)	867	253,771
Incyte Corp.(c)	1,104	95,651
Intuitive Surgical, Inc.(c)	695	463,621
IQVIA Holdings, Inc.(c)	1,137	175,087
Johnson & Johnson	15,641	2,144,538
Laboratory Corp. of America Holdings(c)	579	115,667
McKesson Corp.	964	142,180
Medtronic PLC	7,986	803,152
Merck & Co., Inc.	15,025	1,130,030
Mettler-Toledo International, Inc.(c)	142	141,703
Mylan N.V.(c)	3,071	44,652
PerkinElmer, Inc.	664	86,021
Perrigo Co. PLC	811	35,579
Pfizer, Inc.	33,011	1,171,230
Quest Diagnostics, Inc.	797	97,346
Regeneron Pharmaceuticals, Inc.(c)	622	338,094
ResMed, Inc.	861	165,260
STERIS PLC	505	89,481
Stryker Corp.	1,941	392,101
Teleflex, Inc.	276	87,831
Thermo Fisher Scientific, Inc.	2,350	1,111,832
UnitedHealth Group, Inc.	5,646	1,722,820
Universal Health Services, Inc., Class B	462	50,612
Varian Medical Systems, Inc.(c)	542	93,658
Vertex Pharmaceuticals, Inc.(c)	1,548	322,541
Waters Corp.(c)	368	81,998
West Pharmaceutical Services, Inc.	439	119,439
Zimmer Biomet Holdings, Inc.	1,230	162,483
Zoetis, Inc.	2,822	447,428

		22,660,295

Industrials-8.41%
3M Co.	3,422	547,383
A.O. Smith Corp.	805	41,610
Alaska Air Group, Inc.	735	27,849
Allegion PLC	548	53,978
American Airlines Group, Inc.	3,021	34,077

	Shares	Value
Industrials-(continued)
AMETEK, Inc.	1,364	$133,945
Boeing Co. (The)	3,152	455,117
C.H. Robinson Worldwide, Inc.	800	70,744
Carrier Global Corp.	4,836	161,474
Caterpillar, Inc.	3,217	505,230
Cintas Corp.	516	162,308
Copart, Inc.(c)	1,228	135,522
CSX Corp.	4,545	358,782
Cummins, Inc.	877	192,844
Deere & Co.	1,862	420,644
Delta Air Lines, Inc.	3,790	116,126
Dover Corp.	856	94,768
Eaton Corp. PLC	2,377	246,709
Emerson Electric Co.	3,550	230,004
Equifax, Inc.	722	98,625
Expeditors International of Washington, Inc.	996	88,017
Fastenal Co.	3,407	147,285
FedEx Corp.	1,432	371,561
Flowserve Corp.	773	22,510
Fortive Corp.	2,003	123,385
Fortune Brands Home & Security, Inc.	821	66,394
General Dynamics Corp.	1,381	181,367
General Electric Co.	52,000	385,840
Honeywell International, Inc.	4,169	687,677
Howmet Aerospace, Inc.	2,332	40,227
Huntington Ingalls Industries, Inc.	240	35,395
IDEX Corp.	449	76,505
IHS Markit Ltd.	2,216	179,208
Illinois Tool Works, Inc.	1,709	334,759
Ingersoll Rand, Inc.(c)	2,206	77,067
J.B. Hunt Transport Services, Inc.	495	60,261
Jacobs Engineering Group, Inc.	774	73,530
Johnson Controls International PLC	4,420	186,568
Kansas City Southern	560	98,638
L3Harris Technologies, Inc.	1,284	206,865
Lockheed Martin Corp.	1,462	511,890
Masco Corp.	1,554	83,294
Nielsen Holdings PLC	2,119	28,628
Norfolk Southern Corp.	1,516	317,026
Northrop Grumman Corp.	921	266,924
Old Dominion Freight Line, Inc.	571	108,701
Otis Worldwide Corp.	2,419	148,236
PACCAR, Inc.	2,057	175,627
Parker-Hannifin Corp.	764	159,187
Pentair PLC	985	49,014
Quanta Services, Inc.	820	51,193
Raytheon Technologies Corp.	9,076	493,008
Republic Services, Inc.	1,249	110,124
Robert Half International, Inc.	681	34,520
Rockwell Automation, Inc.	689	163,376
Rollins, Inc.	876	50,677
Roper Technologies, Inc.	623	231,345
Snap-on, Inc.	324	51,040
Southwest Airlines Co.	3,504	138,513
Stanley Black & Decker, Inc.	949	157,724
Teledyne Technologies, Inc.(c)	219	67,704
Textron, Inc.	1,354	48,473
Trane Technologies PLC	1,422	188,770
TransDigm Group, Inc.	322	153,726
Union Pacific Corp.	4,033	714,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(c)	1,729	$58,544
United Parcel Service, Inc., Class B	4,200	659,862
United Rentals, Inc.(c)	428	76,308
Verisk Analytics, Inc.	965	171,741
W.W. Grainger, Inc.	268	93,805
Wabtec Corp.	1,063	63,036
Waste Management, Inc.	2,309	249,164
Xylem, Inc.	1,069	93,153

		13,499,738

Information Technology-27.56%
Accenture PLC, Class A	3,779	819,703
Adobe, Inc.(c)	2,849	1,273,788
Advanced Micro Devices, Inc.(c)	6,975	525,148
Akamai Technologies, Inc.(c)	967	91,981
Amphenol Corp., Class A	1,773	200,065
Analog Devices, Inc.	2,196	260,292
ANSYS, Inc.(c)	510	155,229
Apple, Inc.	95,503	10,396,457
Applied Materials, Inc.	5,425	321,323
Arista Networks, Inc.(c)	325	67,892
Autodesk, Inc.(c)	1,302	306,673
Automatic Data Processing, Inc.	2,555	403,588
Broadcom, Inc.	2,389	835,266
Broadridge Financial Solutions, Inc.	684	94,118
Cadence Design Systems, Inc.(c)	1,656	181,117
CDW Corp.	847	103,842
Cisco Systems, Inc.	25,150	902,885
Citrix Systems, Inc.	734	83,140
Cognizant Technology Solutions Corp., Class A	3,221	230,044
Corning, Inc.	4,520	144,504
DXC Technology Co.	1,510	27,814
F5 Networks, Inc.(c)	363	48,257
Fidelity National Information Services, Inc.	3,681	458,616
Fiserv, Inc.(c)	3,302	315,242
FleetCor Technologies, Inc.(c)	499	110,234
FLIR Systems, Inc.	779	27,023
Fortinet, Inc.(c)	798	88,075
Gartner, Inc.(c)	531	63,773
Global Payments, Inc.	1,778	280,462
Hewlett Packard Enterprise Co.	7,642	66,027
HP, Inc.	8,160	146,554
Intel Corp.	25,265	1,118,734
International Business Machines Corp.	5,290	590,681
Intuit, Inc.	1,555	489,327
IPG Photonics Corp.(c)	212	39,424
Jack Henry & Associates, Inc.	455	67,454
Juniper Networks, Inc.	1,971	38,868
Keysight Technologies, Inc.(c)	1,112	116,615
KLA Corp.	923	181,997
Lam Research Corp.	865	295,899
Leidos Holdings, Inc.	794	65,902
Mastercard, Inc., Class A	5,247	1,514,494
Maxim Integrated Products, Inc.	1,586	110,465
Microchip Technology, Inc.	1,500	157,620
Micron Technology, Inc.(c)	6,600	332,244
Microsoft Corp.	44,957	9,102,444
Motorola Solutions, Inc.	1,009	159,483
NetApp, Inc.	1,319	57,891
NortonLifeLock, Inc.	3,510	72,201

	Shares	Value
Information Technology-(continued)
NVIDIA Corp.	3,666	$1,837,986
Oracle Corp.	11,485	644,423
Paychex, Inc.	1,903	156,522
Paycom Software, Inc.(c)	291	105,950
PayPal Holdings, Inc.(c)	6,970	1,297,326
Qorvo, Inc.(c)	679	86,477
QUALCOMM, Inc.	6,703	826,882
salesforce.com, inc.(c)	5,406	1,255,652
Seagate Technology PLC	1,326	63,409
ServiceNow, Inc.(c)	1,140	567,230
Skyworks Solutions, Inc.	993	140,301
Synopsys, Inc.(c)	902	192,902
TE Connectivity Ltd.	1,961	189,982
Teradyne, Inc.	986	86,620
Texas Instruments, Inc.	5,442	786,859
Tyler Technologies, Inc.(c)	239	91,867
VeriSign, Inc.(c)	600	114,420
Visa, Inc., Class A	10,016	1,820,007
Vontier Corp.(c)	802	23,061
Western Digital Corp.	1,797	67,801
Western Union Co. (The)	2,441	47,453
Xerox Holdings Corp.	1,063	18,475
Xilinx, Inc.	1,452	172,338
Zebra Technologies Corp., Class A(c)	317	89,914

		44,224,732

Materials-2.68%
Air Products and Chemicals, Inc.	1,313	362,703
Albemarle Corp.	632	58,909
Amcor PLC	9,318	97,187
Avery Dennison Corp.	496	68,641
Ball Corp.	1,940	172,660
Celanese Corp.	702	79,684
CF Industries Holdings, Inc.	1,271	35,092
Corteva, Inc.	4,447	146,662
Dow, Inc.	4,403	200,293
DuPont de Nemours, Inc.	4,359	247,940
Eastman Chemical Co.	805	65,076
Ecolab, Inc.	1,475	270,795
FMC Corp.	770	79,110
Freeport-McMoRan, Inc.	8,627	149,592
International Flavors & Fragrances, Inc.	635	65,189
International Paper Co.	2,335	102,156
Linde PLC (United Kingdom)	3,121	687,681
LyondellBasell Industries N.V., Class A	1,527	104,523
Martin Marietta Materials, Inc.	370	98,550
Mosaic Co. (The)	2,050	37,925
Newmont Corp.	4,771	299,810
Nucor Corp.	1,793	85,634
Packaging Corp. of America	563	64,458
PPG Industries, Inc.	1,402	181,867
Sealed Air Corp.	925	36,621
Sherwin-Williams Co. (The)	487	335,046
Vulcan Materials Co.	787	113,989
Westrock Co.	1,543	57,940

		4,305,733

Real Estate-2.63%
Alexandria Real Estate Equities, Inc.	697	105,609
American Tower Corp.	2,635	605,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Apartment Investment & Management Co.,
Class A	884	$28,200
AvalonBay Communities, Inc.	836	116,313
Boston Properties, Inc.	841	60,897
CBRE Group, Inc., Class A(c)	1,991	100,346
Crown Castle International Corp.	2,493	389,407
Digital Realty Trust, Inc.	1,598	230,591
Duke Realty Corp.	2,201	83,616
Equinix, Inc.	526	384,632
Equity Residential	2,034	95,557
Essex Property Trust, Inc.	387	79,176
Extra Space Storage, Inc.	767	88,934
Federal Realty Investment Trust	409	28,131
Healthpeak Properties, Inc.	3,198	86,250
Host Hotels & Resorts, Inc.	4,189	43,901
Iron Mountain, Inc.	1,712	44,615
Kimco Realty Corp.	2,569	26,358
Mid-America Apartment Communities, Inc.	680	79,308
Prologis, Inc.	4,389	435,389
Public Storage	904	207,079
Realty Income Corp.	2,050	118,613
Regency Centers Corp.	937	33,348
SBA Communications Corp., Class A	665	193,096
Simon Property Group, Inc.	1,818	114,188
SL Green Realty Corp.	436	18,665
UDR, Inc.	1,753	54,764
Ventas, Inc.	2,216	87,465
Vornado Realty Trust	931	28,610
Welltower, Inc.	2,479	133,296
Weyerhaeuser Co.	4,434	121,004

		4,222,486

Utilities-3.22%
AES Corp. (The)	3,951	77,044

	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	1,483	$81,980
Ameren Corp.	1,468	119,084
American Electric Power Co., Inc.	2,947	265,024
American Water Works Co., Inc.	1,076	161,949
Atmos Energy Corp.	733	67,194
CenterPoint Energy, Inc.	3,236	68,377
CMS Energy Corp.	1,701	107,724
Consolidated Edison, Inc.	1,987	155,960
Dominion Energy, Inc.	4,991	400,977
DTE Energy Co.	1,145	141,316
Duke Energy Corp.	4,369	402,429
Edison International	2,247	125,922
Entergy Corp.	1,189	120,351
Evergy, Inc.	1,347	74,354
Eversource Energy	2,035	177,594
Exelon Corp.	5,789	230,923
FirstEnergy Corp.	3,220	95,698
NextEra Energy, Inc.	11,632	851,579
NiSource, Inc.	2,276	52,280
NRG Energy, Inc.	1,451	45,881
Pinnacle West Capital Corp.	669	54,570
PPL Corp.	4,567	125,592
Public Service Enterprise Group, Inc.	3,004	174,683
Sempra Energy	1,718	215,368
Southern Co. (The)	6,274	360,441
WEC Energy Group, Inc.	1,874	188,431
Xcel Energy, Inc.	3,121	218,564

		5,161,289

TOTAL INVESTMENTS IN SECURITIES-100.41% (Cost $122,541,679)		161,127,852
OTHER ASSETS LESS LIABILITIES-(0.41)%		(652,115)

NET ASSETS-100.00%		$160,475,737

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Ltd.	$26,601	$493	$(8,161)	$22,400	$(10,878)	$30,455	$865
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	395,913	(395,913)	-	-	-	1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,262,983	(1,262,983)	-	-	-	14

Total	$26,601	$1,659,389	$(1,667,057)	$22,400	$(10,878)	$30,455	$880

(e)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2020

(Unaudited)

		Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation
Equity Risk
S&P 500 Index	Call	11/20/2020	489	$3,510	$(4,393,944)	$171,639,000	$(552,570)	$3,841,374

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Information Technology	27.56
Health Care	14.12
Consumer Discretionary	11.62
Communication Services	11.20
Financials	9.92
Industrials	8.41
Consumer Staples	7.03
Utilities	3.22
Sector Types Each Less Than 3%	7.33
Other Assets Less Liabilities	(0.41)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Quality ETF (SPHQ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.91%
Activision Blizzard, Inc.	261,820	$19,827,629

Consumer Discretionary-5.49%
Booking Holdings, Inc.(b)	19,272	31,268,820
BorgWarner, Inc.	61,377	2,146,968
eBay, Inc.	292,771	13,944,683
Mohawk Industries, Inc.(b)	17,189	1,773,733
NIKE,Inc.,Class B	523,252	62,832,100
NVR, Inc.(b)	1,149	4,542,100
PulteGroup, Inc.	76,883	3,133,751

		119,642,155

Consumer Staples-9.81%
Brown-Forman Corp., Class B	59,836	4,171,168
Campbell Soup Co.	61,915	2,889,573
Costco Wholesale Corp.	144,811	51,787,310
Estee Lauder Cos., Inc. (The), Class A	77,929	17,117,884
Hormel Foods Corp.	107,828	5,250,145
Kraft Heinz Co. (The)	189,286	5,790,259
Monster Beverage Corp.(b)	135,151	10,348,512
Procter & Gamble Co. (The)	849,630	116,484,273

		213,839,124

Energy-2.40%
Cabot Oil & Gas Corp.	143,614	2,554,893
Chevron Corp.	632,574	43,963,893
EOG Resources, Inc.	172,822	5,917,425

		52,436,211

Financials-3.68%
Ameriprise Financial, Inc.	45,825	7,370,035
Cboe Global Markets, Inc.	42,043	3,417,675
CME Group, Inc., Class A	121,573	18,323,483
Intercontinental Exchange, Inc.	182,432	17,221,581
M&T Bank Corp.	48,161	4,988,516
Raymond James Financial, Inc.	39,619	3,028,476
Regions Financial Corp.	286,000	3,803,800
SVB Financial Group(b)	23,125	6,722,438
Synchrony Financial	179,486	4,490,740
T. Rowe Price Group, Inc.	72,679	9,205,522
Zions Bancorporation N.A	53,101	1,713,569

		80,285,835

Health Care-23.00%
Abbott Laboratories	599,132	62,974,764
ABIOMED, Inc.(b)	13,971	3,519,015
Alexion Pharmaceuticals, Inc.(b)	80,870	9,311,372
Align Technology, Inc.(b)	23,171	9,872,700
AmerisourceBergen Corp.	62,851	6,038,096
Amgen, Inc.	207,957	45,114,192
Biogen, Inc.(b)	76,813	19,362,253
Cerner Corp.	108,250	7,587,242
Cooper Cos., Inc. (The)	17,236	5,499,146
Danaher Corp.	213,783	49,071,750
DENTSPLY SIRONA, Inc.	74,956	3,537,174
Edwards Lifesciences Corp.(b)	205,827	14,755,738
Henry Schein, Inc.(b)	62,558	3,977,438
Humana, Inc.	46,837	18,701,077
Illumina, Inc.(b)	56,283	16,474,034

	Shares	Value
Health Care-(continued)
Johnson & Johnson	721,150	$98,876,876
McKesson Corp.	56,511	8,334,807
Medtronic PLC	461,082	46,371,017
Merck & Co., Inc.	890,854	67,001,129
STERIS PLC	29,766	5,274,237

		501,654,057

Industrials-9.39%
A.O. Smith Corp.	50,613	2,616,186
Copart, Inc.(b)	67,974	7,501,611
Cummins, Inc.	49,896	10,971,631
Eaton Corp. PLC	121,286	12,588,274
Emerson Electric Co.	189,704	12,290,922
Fastenal Co.	184,652	7,982,506
Honeywell International, Inc.	228,934	37,762,663
IDEX Corp.	24,529	4,179,496
IHS Markit Ltd.	125,396	10,140,775
Illinois Tool Works, Inc.	101,401	19,862,428
Ingersoll Rand, Inc.(b)	99,209	3,466,363
Jacobs Engineering Group, Inc.	49,789	4,729,955
Johnson Controls International PLC	320,538	13,529,909
Lockheed Martin Corp.	84,610	29,624,499
Old Dominion Freight Line, Inc.	34,209	6,512,367
Rockwell Automation, Inc.	52,249	12,389,283
Snap-on, Inc.	16,247	2,559,390
Southwest Airlines Co.	155,410	6,143,357

		204,851,615

Information Technology-40.13%
Adobe, Inc.(b)	152,443	68,157,265
Analog Devices, Inc.	101,063	11,978,997
Apple, Inc.	1,207,914	131,493,518
Automatic Data Processing, Inc.	119,323	18,848,261
Cisco Systems, Inc.	1,737,007	62,358,551
Cognizant Technology Solutions Corp., Class A	173,651	12,402,154
Intel Corp.	1,346,669	59,630,503
Intuit, Inc.	77,151	24,277,877
IPG Photonics Corp.(b)	10,132	1,884,147
Jack Henry & Associates, Inc.	24,867	3,686,533
Keysight Technologies, Inc.(b)	63,017	6,608,593
Maxim Integrated Products, Inc.	122,011	8,498,066
Microsoft Corp.	541,354	109,607,944
NetApp, Inc.	72,740	3,192,559
NortonLifeLock, Inc.	185,261	3,810,819
NVIDIA Corp.	250,247	125,463,836
Oracle Corp.	745,842	41,849,195
Seagate Technology PLC	83,613	3,998,374
Skyworks Solutions, Inc.	52,660	7,440,331
Synopsys, Inc.(b)	42,108	9,005,217
TE Connectivity Ltd.	96,962	9,393,679
Texas Instruments, Inc.	288,403	41,700,190
Visa, Inc., Class A	531,594	96,595,946
Xerox Holdings Corp.	59,796	1,039,254
Xilinx, Inc.	103,610	12,297,471

		875,219,280

Materials-4.55%
Air Products and Chemicals, Inc.	75,013	20,721,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Quality ETF (SPHQ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
Corteva, Inc.	320,714	$10,577,148
Dow, Inc.	235,537	10,714,578
DuPont de Nemours, Inc.	308,827	17,566,080
Linde PLC (United Kingdom)	179,719	39,599,284

		99,178,681

Real Estate-0.62%
Public Storage	51,948	11,899,728
Vornado Realty Trust	49,175	1,511,148

		13,410,876

TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $1,972,797,193)		2,180,345,463
OTHER ASSETS LESS LIABILITIES-0.02%		482,747

NET ASSETS-100.00%		$2,180,828,210

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,734,642	$(9,734,642)	$-	$-	$-	$34
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,594,867	24,558,145	(26,153,012)	-	-	-	376

Total	$1,594,867	$34,292,787	$(35,887,654)	$-	$-	$-	$410

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Information Technology	40.13
Health Care	23.00
Consumer Staples	9.81
Industrials	9.39
Consumer Discretionary	5.49
Materials	4.55
Financials	3.68
Sector Types Each Less Than 3%	3.93
Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P Spin-Off ETF (CSD)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.06%
Communication Services-1.76%
Cars.com, Inc.(b)	42,382	$313,203
Madison Square Garden Entertainment Corp.(b)	11,064	719,160

		1,032,363

Consumer Discretionary-19.87%
Adient PLC(b)	59,211	1,256,457
frontdoor, Inc.(b)	53,950	2,137,499
Hilton Grand Vacations, Inc.(b)	53,657	1,105,334
Kontoor Brands, Inc.	29,533	971,636
Penn National Gaming, Inc.(b)	48,376	2,611,337
Veoneer, Inc. (Sweden)(b)(c)	59,120	908,674
Wyndham Hotels & Resorts, Inc.	56,682	2,636,280

		11,627,217

Consumer Staples-6.93%
Lamb Weston Holdings, Inc.	63,869	4,052,488

Energy-4.93%
ChampionX Corp.(b)	117,194	1,023,104
Equitrans Midstream Corp.	256,384	1,861,348

		2,884,452

Financials-3.32%
Brighthouse Financial, Inc.(b)	58,667	1,941,878

Health Care-3.18%
Covetrus, Inc.(b)	61,906	1,528,459
Varex Imaging Corp.(b)	24,632	330,069

		1,858,528

Industrials-30.71%
Arcosa, Inc.	30,487	1,407,585
Carrier Global Corp.	143,573	4,793,902
IAA, Inc.(b)	83,068	4,700,818
nVent Electric PLC	107,171	1,934,436
Otis Worldwide Corp.	70,902	4,344,875
Resideo Technologies, Inc.(b)	77,846	784,688

		17,966,304

Information Technology-3.28%
Conduent, Inc.(b)	106,884	372,491
Perspecta, Inc.	86,178	1,545,171

		1,917,662

	Shares	Value
Materials-18.53%
Alcoa Corp.(b)	117,258	$1,514,973
Corteva, Inc.	151,047	4,981,530
Dow, Inc.	95,483	4,343,522

		10,840,025

Real Estate-5.55%
CorePoint Lodging, Inc.	24,576	117,473
JBG SMITH Properties	70,878	1,655,001
Park Hotels & Resorts, Inc.	148,591	1,475,509

		3,247,983

Total Common Stocks & Other Equity Interests (Cost $68,188,458)		57,368,900

Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $167,348)	167,348	167,348

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.35% (Cost $68,355,806)		57,536,248

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.40%
Invesco Private Government Fund, 0.04%(d)(e)(f)	328,652	328,652
Invesco Private Prime Fund, 0.11%(d)(e)(f)	492,830	492,978

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $821,630)		821,630

TOTAL INVESTMENTS IN SECURITIES-99.75% (Cost $69,177,436)		58,357,878
OTHER ASSETS LESS LIABILITIES-0.25%		146,624

NET ASSETS-100.00%		$58,504,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P Spin-Off ETF (CSD)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$476,400	$(309,052)	$-	$-	$167,348	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	283,239	816,933	(1,100,172)	-	-	-	65
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,370,710	18,053,564	(21,095,622)	-	-	328,652	405	*
Invesco Private Prime Fund	-	4,407,281	(3,914,348)	-	45	492,978	284	*

Total	$3,653,949	$23,754,178	$(26,419,194)	$-	$45	$988,978	$757

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Industrials	30.71

Consumer Discretionary	19.87

Materials	18.53

Consumer Staples	6.93

Real Estate	5.55

Energy	4.93

Financials	3.32

Information Technology	3.28

Health Care	3.18

Communication Services	1.76

Money Market Funds Plus Other Assets Less Liabilities	1.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Water Resources ETF (PHO)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Building Products-7.79%
A.O. Smith Corp.	896,879	$46,359,676
Advanced Drainage Systems, Inc.	660,261	41,880,355

		88,240,031

Chemicals-7.22%
Ecolab, Inc.	445,710	81,827,899

Commercial Services & Supplies-3.50%
Tetra Tech, Inc.	392,724	39,629,779

Construction & Engineering-3.23%
Aegion Corp.(b)	185,764	2,621,130
Northwest Pipe Co.(b)	91,818	2,460,723
Valmont Industries, Inc.	221,753	31,477,838

		36,559,691

Electronic Equipment, Instruments & Components-4.63%
Badger Meter, Inc.	244,832	17,955,979
Itron, Inc.(b)	508,736	34,568,611

		52,524,590

Health Care Equipment & Supplies-8.62%
Danaher Corp.	425,450	97,657,793

Industrial Conglomerates-6.74%
Roper Technologies, Inc.	205,624	76,356,416

Life Sciences Tools & Services-7.98%
Waters Corp.(b)	406,180	90,505,028

Machinery-29.73%
Energy Recovery, Inc.(b)	397,953	3,856,165
Evoqua Water Technologies Corp.(b)	1,124,087	25,775,315
Franklin Electric Co., Inc.	266,608	15,924,496
Gorman-Rupp Co. (The)	110,711	3,437,576
IDEX Corp.	243,694	41,523,021
Lindsay Corp.	96,328	10,143,338
Mueller Industries, Inc.	371,574	10,749,636
Mueller Water Products, Inc., Class A	1,214,975	12,587,141

	Shares	Value
Machinery-(continued)
Pentair PLC	972,978	$48,415,385
Rexnord Corp.	1,303,706	41,822,888
Toro Co. (The)	583,423	47,899,028
Watts Water Technologies, Inc., Class A	245,119	27,151,832
Xylem, Inc	547,769	47,732,591

		337,018,412

Water Utilities-20.53%
American States Water Co.	379,159	28,319,386
American Water Works Co., Inc.	621,484	93,539,557
Artesian Resources Corp., Class A	65,212	2,297,419
California Water Service Group	458,028	20,414,308
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	3,021,776	22,300,707
Consolidated Water Co. Ltd. (Cayman Islands)	163,493	1,644,739
Essential Utilities, Inc.	1,033,417	42,576,780
Global Water Resources, Inc.	50,671	537,112
Middlesex Water Co.	92,248	5,916,787
SJW Group	191,762	11,638,036
York Water Co. (The)	83,757	3,538,733

		232,723,564

Total Common Stocks & Other Equity Interests (Cost $853,733,088)		1,133,043,203

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $1,357,287)	1,357,287	1,357,287

TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $855,090,375)		1,134,400,490
OTHER ASSETS LESS LIABILITIES-(0.09)%		(972,821)

NET ASSETS-100.00%		$1,133,427,669

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,114,765	$(1,757,478)	$-	$-	$1,357,287	$ 22
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,084,687	7,496,434	(8,581,121)	-	-	-	319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Water Resources ETF (PHO)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$117,953	$104,966,454	$(105,084,407)	$-	$-	$-	$458	*
Invesco Private Prime Fund	-	373,585	(373,591)	-	6	-	25	*

Total	$1,202,640	$115,951,238	$(115,796,597)	$-	$6	$1,357,287	$824

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2020

Machinery	29.73
Water Utilities	20.53
Health Care Equipment & Supplies	8.62
Life Sciences Tools & Services	7.98
Building Products	7.79
Chemicals	7.22
Industrial Conglomerates	6.74
Electronic Equipment, Instruments & Components	4.63
Commercial Services & Supplies	3.50
Construction & Engineering	3.23
Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco WilderHill Clean Energy ETF (PBW)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Aerospace & Defense-2.00%
Hexcel Corp	520,861	$17,438,426

Auto Components-6.16%
Gentherm, Inc.(b)	428,201	19,821,424
Kandi Technologies Group, Inc. (China)(b)(c)(d)	3,346,661	20,950,098
Workhorse Group, Inc.(b)(d)	833,262	12,815,570

		53,587,092

Automobiles-6.64%
Arcimoto, Inc.(d)	652,744	3,518,290
ElectraMeccanica Vehicles Corp. (Canada)(d)	1,490,103	4,142,486
NIO, Inc., ADR (China)(b)	1,033,051	31,590,700
Tesla, Inc.(b)	47,542	18,448,198

		57,699,674

Chemicals-9.61%
Air Products and Chemicals, Inc	50,858	14,049,014
Albemarle Corp	221,348	20,631,847
Livent Corp.(b)	2,394,828	25,744,401
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	625,735	23,158,452

		83,583,714

Construction & Engineering-7.46%
Ameresco, Inc., Class A(b)	520,130	19,967,791
Infrastructure and Energy Alternatives, Inc.(d)	960,435	6,511,749
MYR Group, Inc.(b)	448,103	19,156,403
Quanta Services, Inc	308,411	19,254,099

		64,890,042

Electrical Equipment-14.18%
American Superconductor Corp.(b)	1,320,443	18,367,362
Ballard Power Systems, Inc. (Canada)(b)(d)	1,193,019	17,620,891
Bloom Energy Corp., Class A(b)	1,161,179	14,677,303
FuelCell Energy, Inc.(b)(d)	7,440,741	14,881,482
Plug Power, Inc.(b)(d)	1,509,328	21,130,592
Sunrun, Inc.(b)	283,878	14,767,333
TPI Composites, Inc.(b)	660,631	21,880,099

		123,325,062

Electronic Equipment, Instruments & Components-2.24%
Itron, Inc.(b)	286,106	19,440,903

Independent Power and Renewable Electricity Producers-8.28%
Atlantica Sustainable Infrastructure PLC (Spain)	642,906	18,959,298
Azure Power Global Ltd. (India)(b)	596,295	15,903,188
Ormat Technologies, Inc.	294,681	20,884,042
Sunnova Energy International, Inc.(b)	675,996	16,264,464

		72,010,992

Machinery-3.97%
ESCO Technologies, Inc.	212,963	17,822,873
Woodward, Inc.	210,081	16,711,944

		34,534,817

	Shares	Value
Metals & Mining-2.84%
Lithium Americas Corp. (Canada)(b)(d)	2,568,020	$24,678,672

Oil, Gas & Consumable Fuels-2.06%
Renewable Energy Group, Inc.(b)	317,667	17,916,419

Professional Services-1.79%
Willdan Group, Inc.(b)	594,386	15,555,082

Semiconductors & Semiconductor Equipment-30.83%
Advanced Energy Industries, Inc.(b)	285,032	19,231,109
Canadian Solar, Inc. (Canada)(b)(d)	567,388	20,624,554
Cree, Inc.(b)	287,206	18,266,302
Daqo New Energy Corp., ADR (China)(b)	139,745	25,518,834
Enphase Energy, Inc.(b)	244,420	23,975,158
First Solar, Inc.(b)	276,756	24,090,226
JinkoSolar Holding Co. Ltd., ADR (China)(b)(d)	516,737	30,125,767
Maxeon Solar Technologies Ltd.(b)	1,264,982	20,492,708
SolarEdge Technologies, Inc.(b)	88,470	22,797,834
SunPower Corp.(b)(d)	1,673,066	26,752,325
Universal Display Corp.	93,448	18,531,673
Veeco Instruments, Inc.(b)	1,387,445	17,662,175

		268,068,665

Specialty Retail-1.84%
Blink Charging Co.(c)(d)	2,059,553	15,982,131

Total Common Stocks & Other Equity Interests (Cost $731,428,135)		868,711,691

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(e) (Cost $418,928)	418,928	418,928

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $731,847,063)		869,130,619

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-18.97%
Invesco Private Government Fund, 0.04%(c)(e)(f)	65,303,796	65,303,796
Invesco Private Prime Fund, 0.11%(c)(e)(f)	99,616,864	99,646,747

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $164,950,545)		164,950,543

TOTAL INVESTMENTS IN SECURITIES-118.92% (Cost $896,797,608)		1,034,081,162
OTHER ASSETS LESS LIABILITIES-(18.92)%		(164,551,632)

NET ASSETS-100.00%		$869,529,530

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco WilderHill Clean Energy ETF (PBW)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,488,180	$(1,069,252)	$-	$-	$418,928	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	341,342	2,978,871	(3,320,213)	-	-	-	105
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,947,742	326,868,796	(310,512,742)	-	-	65,303,796	16,461	*
Invesco Private Prime Fund	-	201,827,335	(102,185,869)	(2)	5,283	99,646,747	18,035	*
Investments in Other Affiliates:
Blink Charging Co.	-	21,974,617	(1,156,551)	(4,710,597)	(125,338)	15,982,131	-
Kandi Technologies Group, Inc.	-	23,721,474	(1,655,202)	(1,696,499)	580,325	20,950,098	-

Total	$49,289,084	$578,859,273	$(419,899,829)	$(6,407,098)	$460,270	$202,301,700	$34,607

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at October 31, 2020.
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco WilderHill Clean Energy ETF (PBW)–(continued)

October 31, 2020

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2020

Semiconductors & Semiconductor Equipment	30.83
Electrical Equipment	14.18
Chemicals	9.61
Independent Power and Renewable Electricity Producers	8.28
Construction & Engineering	7.46
Automobiles	6.64
Auto Components	6.16
Machinery	3.97
Industry Types Each Less Than 3%	12.77
Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

(This Page Intentionally Left Blank)

35

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco CleantechTM ETF (PZD)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Assets:
Unaffiliated investments in securities, at value(a)	$598,541,527	$321,881,518	$1,697,044,537	$141,032,829	$194,907,400
Affiliated investments in securities, at value	3,882,546	6,572,808	868,243	18,308,350	20,395,854
Cash	-	-	21,333	390	31,991
Foreign currencies, at value	-	4,870	-	1,213	-
Deposits with brokers:
Cash collateral-OTC derivatives	-	-	-	370,000	-
Receivable for:
Dividends	248,228	76,873	241,470	120,583	27,796
Securities lending	343	1,947	1,577	13,933	10,048
Investments sold	2,696,483	-	3,791,346	2,466,609	-
Investments sold - affiliated broker	-		-	-	-
Fund shares sold	-	11,701,427	-	-	-
Foreign tax reclaims	-	444,962	-	607,432	-
Other assets	1,047	1,047	-	213	-

Total assets	605,370,174	340,685,452	1,701,968,506	162,921,552	215,373,089

Liabilities:
Other investments:
Unrealized depreciation on swap agreements – OTC	-	-	-	468,036	-
Open written options, at value	-	-	-	-	-
Due to custodian	-	215,352	-	-	-
Payable for:
Investments purchased	-	11,701,926	-	1,903,965	-
Investments purchased - affiliated broker	-		-	-	-
Collateral upon return of securities loaned	3,393,238	6,572,808	582,470	10,005,015	20,185,035
Fund shares repurchased	2,695,516	-	3,786,443	-	-
Open swap agreements - OTC	-	-	-	870	-
Accrued unitary management fees	-	-	-	-	-
Accrued advisory fees	272,618	134,142	753,557	62,001	80,185
Accrued trustees’ and officer’s fees	76,027	52,527	152,056	73,702	76,312
Accrued expenses	518,291	214,657	338,239	183,592	253,707

Total liabilities	6,955,690	18,891,412	5,612,765	12,697,181	20,595,239

Net Assets	$598,414,484	$321,794,040	$1,696,355,741	$150,224,371	$194,777,850

Net assets consist of:
Shares of beneficial interest	$659,703,931	$246,415,179	$1,663,258,390	$243,620,519	$360,907,982
Distributable earnings (loss)	(61,289,447)	75,378,861	33,097,351	(93,396,148)	(166,130,132)

Net Assets	$598,414,484	$321,794,040	$1,696,355,741	$150,224,371	$194,777,850

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,100,000	5,500,000	22,400,000	13,950,000	3,600,000
Net asset value	$53.91	$58.51	$75.73	$10.77	$54.10

Market price	$53.81	$58.53	$75.59	$10.77	$54.05

Unaffiliated investments in securities, at cost	$637,867,708	$252,538,171	$1,323,220,354	$141,037,811	$156,061,722

Affiliated investments in securities, at cost	$3,882,546	$6,572,808	$868,243	$18,308,188	$20,395,831

Foreign currencies, at cost	$-	$4,956	$-	$1,246	$-

Premium received on written options	$-	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$3,331,152	$6,282,142	$539,779	$7,892,884	$19,331,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$100,434,190	$161,097,397	$2,180,345,463	$57,368,900	$1,133,043,203	$831,779,462
4,549,832	30,455	-	988,978	1,357,287	202,301,700
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

19,419	165,604	1,542,608	30,243	418,069	61,067
1,984	-	-	312	-	1,241,127
2,974,233	-	-	1,126,959	-	12,894,157
4,030,382	-	-	-	-	-
-	-	1,876,427	-	-	-
2,753	-	-	-	-	-
-	-	3,474	-	-	2,713

112,012,793	161,293,456	2,183,767,972	59,515,392	1,134,818,559	1,048,280,226

-	-	-	-	-	-
-	552,570	-	-	-	-
13,432	195,052	262,979	-	-	1,063
1,468,109	-	1,876,083	-	-	-
3,424,564	-	-	-	-	-
4,549,832	-	-	821,630	-	164,950,545
2,031,179	-	-	-	-	12,906,713
-	-	-	-	-	-
68,698	70,097	-	-	-	-
-	-	215,961	22,397	490,618	387,752
-	-	97,763	14,102	184,877	93,995
-	-	486,976	152,761	715,395	410,628

11,555,814	817,719	2,939,762	1,010,890	1,390,890	178,750,696

$100,456,979	$160,475,737	$2,180,828,210	$58,504,502	$1,133,427,669	$869,529,530

$166,177,220	$192,910,393	$2,111,276,540	$219,960,311	$1,091,446,603	$1,010,277,330
(65,720,241)	(32,434,656)	69,551,670	(161,455,809)	41,981,066	(140,747,800)

$100,456,979	$160,475,737	$2,180,828,210	$58,504,502	$1,133,427,669	$869,529,530

2,472,822	8,600,000	58,800,000	1,350,000	27,800,000	13,718,273
$40.62	$18.66	$37.09	$43.34	$40.77	$63.38

$40.57	$18.51	$37.01	$43.31	$40.73	$63.27

$90,258,024	$122,464,744	$1,972,797,193	$68,188,458	$853,733,088	$688,088,810

$4,549,832	$76,935	$-	$988,978	$1,357,287	$208,708,798

$-	$-	$-	$-	$-	$-

$-	$4,393,944	$-	$-	$-	$-

$4,382,462	$-	$-	$794,906	$-	$151,508,226

37

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco CleantechTM ETF (PZD)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Investment income:
Unaffiliated dividend income	$4,631,758	$1,067,827	$4,098,343	$2,805,638	$465,042
Affiliated dividend income	228	10	367	2,710	101
Securities lending income	1,342	6,636	37,786	277,025	74,485
Foreign withholding tax	(12,531)	(68,462)	-	(99,274)	(33,214)

Total investment income	4,620,797	1,006,011	4,136,496	2,986,099	506,414

Expenses:
Unitary management fees	-	-	-	-	-
Advisory fees	1,716,893	655,236	3,902,988	384,309	467,733
Sub-licensing fees	206,023	98,286	780,592	76,861	93,546
Accounting & administration fees	39,310	15,244	58,336	17,723	16,019
Professional fees	16,350	13,004	19,103	14,085	15,098
Custodian & transfer agent fees	13,203	6,379	5,365	5,285	40,358
Trustees’ and officer’s fees	23,441	15,672	43,518	19,378	20,249
Recapture (Note 3)	-	-	-	-	-
Tax expenses	59,455	-	-	-	-
Other expenses	52,151	20,065	59,394	18,348	14,688

Total expenses	2,126,826	823,886	4,869,296	535,989	667,691

Less: Waivers	(650)	(4,595)	(742)	(11,588)	(12,984)

Net expenses	2,126,176	819,291	4,868,554	524,401	654,707

Net investment income (loss)	2,494,621	186,720	(732,058)	2,461,698	(148,293)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(11,553,716)	220,321	(3,564,595)	(3,452,002)	(4,515,408)
Affiliated investment securities	24	153	872	552	674
Unaffiliated in-kind redemptions	23,311,447	33,599,768	178,066,756	7,678,186	20,861,215
Affiliated in-kind redemptions	-	-	-	-	-
Short Sales	-	-	-	-	-
Foreign currencies	-	(492)	-	(2,338)	-
Swap agreements	-	-	-	1,288,782	-
Written options	-	-	-	-	-

Net realized gain (loss)	11,757,755	33,819,750	174,503,033	5,513,180	16,346,481

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(9,203,828)	41,081,607	158,373,262	18,290,728	36,478,633
Affiliated investment securities	-	-	-	162	23
Foreign currencies	-	22,277	-	28,097	-
Swap agreements	-	-	-	(610,328)	-
Written options	-	-	-	-	-

Change in net unrealized appreciation (depreciation)	(9,203,828)	41,103,884	158,373,262	17,708,659	36,478,656

Net realized and unrealized gain	2,553,927	74,923,634	332,876,295	23,221,839	52,825,137

Net increase in net assets resulting from operations	$5,048,548	$75,110,354	$332,144,237	$25,683,537	$52,676,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$765,841	$1,658,471	$19,396,603	$447,534	$6,003,670	$889,199
10	880	410	68	341	111
13,604	-	2	10,218	132,511	2,239,973
(1,147)	-	-	-	-	(100,495)

778,308	1,659,351	19,397,015	457,820	6,136,522	3,028,788

407,264	443,241	-	-	-	-
-	-	1,573,138	150,213	2,704,887	1,321,301
-	-	249,842	14,992	405,735	264,259
-	-	55,810	14,808	40,602	13,597
-	-	18,202	13,053	16,082	12,741
-	-	2,990	1,350	7,269	2,732
-	-	34,218	6,638	48,126	24,993
-	-	-	-	-	8,676
-	-	-	-	540	-
-	-	47,090	10,163	59,640	18,746

407,264	443,241	1,981,290	211,217	3,282,881	1,667,045

(26)	(53)	(408,832)	(16,934)	(1,058)	(355)

407,238	443,188	1,572,458	194,283	3,281,823	1,666,690

371,070	1,216,163	17,824,557	263,537	2,854,699	1,362,098

(3,092,647)	175,860	(58,587,653)	(7,641,629)	(5,245,827)	32,636,134
271	(2,336)	-	45	6	460,270
8,932,553	18,931,751	114,496,463	2,157,210	55,016,672	149,145,026
-	(8,542)	-	-	-	-
-	301,135	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	(15,203,523)	-	-	-	-

5,840,177	4,194,345	55,908,810	(5,484,374)	49,770,851	182,241,430

12,207,049	4,350,054	124,780,160	19,190,423	126,509,753	136,222,701
-	22,400	-	-	-	(6,407,098)
-	-	-	-	-	-
-	-	-	-	-	-
-	4,239,639	-	-	-	-

12,207,049	8,612,093	124,780,160	19,190,423	126,509,753	129,815,603

18,047,226	12,806,438	180,688,970	13,706,049	176,280,604	312,057,033

$18,418,296	$14,022,601	$198,513,527	$13,969,586	$179,135,303	$313,419,131

39

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco CleantechTM ETF (PZD)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income (loss)	$2,494,621	$12,424,357	$186,720	$1,036,700
Net realized gain (loss)	11,757,755	72,392,521	33,819,750	8,105,621
Change in net unrealized appreciation (depreciation)	(9,203,828)	(228,085,289)	41,103,884	(23,545,371)

Net increase (decrease) in net assets resulting from operations	5,048,548	(143,268,411)	75,110,354	(14,403,050)

Distributions to Shareholders from:
Distributable earnings	(2,638,786)	(13,331,485)	(347,304)	(1,440,705)

Shareholder Transactions:
Proceeds from shares sold	8,355,011	292,816,193	89,650,726	62,240,855
Value of shares repurchased	(120,871,380)	(365,941,060)	(66,678,281)	(2,459,244)

Net increase (decrease) in net assets resulting from share transactions	(112,516,369)	(73,124,867)	22,972,445	59,781,611

Net increase (decrease) in net assets	(110,106,607)	(229,724,763)	97,735,495	43,937,856

Net assets:
Beginning of period	708,521,091	938,245,854	224,058,545	180,120,689

End of period	$598,414,484	$708,521,091	$321,794,040	$224,058,545

Changes in Shares Outstanding:
Shares sold	150,000	4,350,000	1,550,000	1,300,000
Shares repurchased	(2,200,000)	(6,350,000)	(1,300,000)	(50,000)
Shares outstanding, beginning of period	13,150,000	15,150,000	5,250,000	4,000,000

Shares outstanding, end of period	11,100,000	13,150,000	5,500,000	5,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco DWA Momentum ETF (PDP)		Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$(732,058)	$4,998,670	$2,461,698	$9,030,439	$(148,293)	$745,074
174,503,033	102,889,535	5,513,180	(3,030,231)	16,346,481	2,728,288
158,373,262	(110,567,407)	17,708,659	(38,168,352)	36,478,656	(13,412,002)

332,144,237	(2,679,202)	25,683,537	(32,168,144)	52,676,844	(9,938,640)

(513,422)	(5,893,292)	(3,550,479)	(16,078,401)	(105,875)	(714,749)

875,588,611	959,059,358	22,210,972	23,117,409	24,866,301	17,360,132
(801,631,857)	(1,205,665,921)	(35,653,170)	(77,780,142)	(44,109,205)	(61,986,742)

73,956,754	(246,606,563)	(13,442,198)	(54,662,733)	(19,242,904)	(44,626,610)

405,587,569	(255,179,057)	8,690,860	(102,909,278)	33,328,065	(55,279,999)

1,290,768,172	1,545,947,229	141,533,511	244,442,789	161,449,785	216,729,784

$1,696,355,741	$1,290,768,172	$150,224,371	$141,533,511	$194,777,850	$161,449,785

12,350,000	15,400,000	2,100,000	2,000,000	500,000	450,000
(11,250,000)	(20,400,000)	(3,350,000)	(7,000,000)	(900,000)	(1,600,000)
21,300,000	26,300,000	15,200,000	20,200,000	4,000,000	5,150,000

22,400,000	21,300,000	13,950,000	15,200,000	3,600,000	4,000,000

41

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco Raymond James SB-1 Equity ETF (RYJ)		Invesco S&P 500 BuyWrite ETF (PBP)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$371,070	$1,157,559	$1,216,163	$4,401,286
Net realized gain (loss)	5,840,177	(19,215,109)	4,194,345	(2,324,713)
Change in net unrealized appreciation (depreciation)	12,207,049	(19,794,893)	8,612,093	(33,635,869)

Net increase (decrease) in net assets resulting from operations	18,418,296	(37,852,443)	14,022,601	(31,559,296)

Distributions to Shareholders from:
Distributable earnings	-	(323,015)	(1,121,232)	(16,120,225)

Shareholder Transactions:
Proceeds from shares sold	11,921,307	24,336,099	2,908,526	34,567,631
Value of shares repurchased	(31,486,308)	(57,713,018)	(48,147,053)	(114,852,886)

Net increase (decrease) in net assets resulting from share transactions	(19,565,001)	(33,376,919)	(45,238,527)	(80,285,255)

Net increase (decrease) in net assets	(1,146,705)	(71,552,377)	(32,337,158)	(127,964,776)

Net assets:
Beginning of period	101,603,684	173,156,061	192,812,895	320,777,671

End of period	$100,456,979	$101,603,684	$160,475,737	$192,812,895

Changes in Shares Outstanding:
Shares sold	300,000	550,000	150,000	1,650,000
Shares repurchased	(800,000)	(1,400,000)	(2,600,000)	(5,600,000)
Shares outstanding, beginning of period	2,972,822	3,822,822	11,050,000	15,000,000

Shares outstanding, end of period	2,472,822	2,972,822	8,600,000	11,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Quality ETF (SPHQ)		Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$17,824,557	$28,266,423	$263,537	$1,355,319	$2,854,699	$4,276,799	$1,362,098	$3,223,839
55,908,810	183,954,019	(5,484,374)	1,801,675	49,770,851	99,235,907	182,241,430	22,752,526
124,780,160	(133,533,362)	19,190,423	(40,945,084)	126,509,753	(116,797,908)	129,815,603	(14,178,311)

198,513,527	78,687,080	13,969,586	(37,788,090)	179,135,303	(13,285,202)	313,419,131	11,798,054

(17,190,787)	(29,893,841)	-	(1,120,510)	(2,758,225)	(5,715,127)	(539,871)	(3,920,663)

812,505,972	1,475,919,631	8,304,363	40,322,241	79,517,868	287,158,938	554,790,572	194,434,625
(569,210,678)	(1,238,287,812)	(22,216,527)	(89,780,974)	(114,312,888)	(217,581,815)	(246,016,498)	(99,293,024)

243,295,294	237,631,819	(13,912,164)	(49,458,733)	(34,795,020)	69,577,123	308,774,074	95,141,601

424,618,034	286,425,058	57,422	(88,367,333)	141,582,058	50,576,794	621,653,334	103,018,992

1,756,210,176	1,469,785,118	58,447,080	146,814,413	991,845,611	941,268,817	247,876,196	144,857,204

$2,180,828,210	$1,756,210,176	$58,504,502	$58,447,080	$1,133,427,669	$991,845,611	$869,529,530	$247,876,196

22,600,000	44,000,000	200,000	850,000	2,050,000	7,750,000	10,250,000	5,850,000
(16,050,000)	(35,900,000)	(550,000)	(1,950,000)	(3,050,000)	(6,100,000)	(4,300,000)	(3,200,000)
52,250,000	44,150,000	1,700,000	2,800,000	28,800,000	27,150,000	7,768,273	5,118,273

58,800,000	52,250,000	1,350,000	1,700,000	27,800,000	28,800,000	13,718,273	7,768,273

43

Financial Highlights

Invesco Aerospace & Defense ETF (PPA)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$53.88		$61.93	$55.62	$44.81	$36.43	$35.73
Net investment income(a)	0.21		0.80	0.49	0.42	0.60	0.53	(b)
Net realized and unrealized gain (loss) on investments	0.04		(7.98)	6.30	10.79	8.43	0.67
Total from investment operations	0.25		(7.18)	6.79	11.21	9.03	1.20
Distributions to shareholders from:
Net investment income	(0.22)		(0.87)	(0.48)	(0.40)	(0.65)	(0.50)
Net asset value at end of period	$53.91		$53.88	$61.93	$55.62	$44.81	$36.43
Market price at end of period(c)	$53.81		$53.98	$61.94	$55.66	$44.84	$36.42
Net Asset Value Total Return(d)	0.44%		(11.64)%	12.33%	25.13%	25.06%	3.43%
Market Price Total Return(d)	0.07%		(11.48)%	12.27%	25.14%	25.18%	3.46%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$598,414		$708,521	$938,246	$1,006,709	$569,149	$298,735
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(e)	0.59%	0.59%	0.60%	0.61%	0.64%
Expenses, prior to Waivers	0.62	%(e)	0.59%	0.59%	0.60%	0.61%	0.64%
Net investment income	0.73	%(e)	1.22%	0.86%	0.80%	1.47%	1.50	%(b)
Portfolio turnover rate(f)	7%		18%	15%	7%	10%	16%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.33 and 0.93%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights–(continued)

Invesco CleantechTM ETF (PZD)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$42.68		$45.03	$42.12	$37.06	$30.41		$30.60
Net investment income(a)	0.04		0.23	0.19	0.25	0.59	(b)	0.22
Net realized and unrealized gain (loss) on investments	15.87		(2.25)	2.95	5.18	6.41		(0.18)
Total from investment operations	15.91		(2.02)	3.14	5.43	7.00		0.04
Distributions to shareholders from:
Net investment income	(0.08)		(0.33)	(0.23)	(0.37)	(0.35)		(0.23)
Net asset value at end of period	$58.51		$42.68	$45.03	$42.12	$37.06		$30.41
Market price at end of period(c)	$58.53		$42.74	$45.21	$42.26	$37.19		$30.29
Net Asset Value Total Return(d)	37.31%		(4.49)%	7.48%	14.74%	23.21%		0.15%
Market Price Total Return(d)	37.17%		(4.73)%	7.55%	14.72%	24.13%		(0.05)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$321,794		$224,059	$180,121	$160,057	$92,639		$71,466
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(e)	0.65%	0.68%	0.67%	0.68%		0.67%
Expenses, prior to Waivers	0.63	%(e)	0.65%	0.68%	0.68%	0.73%		0.73%
Net investment income	0.14	%(e)	0.51%	0.47%	0.61%	1.81	%(b)	0.76%
Portfolio turnover rate(f)	11%		75%	21%	17%	24%		25%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.39 and 1.20%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights–(continued)

Invesco DWA Momentum ETF (PDP)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$60.60		$58.78	$52.66	$45.86	$40.51	$42.44
Net investment income (loss)(a)	(0.03)		0.19	0.11	0.13	0.28	0.12
Net realized and unrealized gain (loss) on investments	15.18		1.86	6.10	6.81	5.41	(1.94)
Total from investment operations	15.15		2.05	6.21	6.94	5.69	(1.82)
Distributions to shareholders from:
Net investment income	(0.02)		(0.23)	(0.09)	(0.13)	(0.34)	(0.11)
Return of capital	-		-	-	(0.01)	-	-
Total distributions	(0.02)		(0.23)	(0.09)	(0.14)	(0.34)	(0.11)
Net asset value at end of period	$75.73		$60.60	$58.78	$52.66	$45.86	$40.51
Market price at end of period(b)	$75.59		$60.68	$58.79	$52.72	$45.87	$40.50
Net Asset Value Total Return(c)	25.02%		3.53%	11.81%	15.17%	14.12%	(4.29)%
Market Price Total Return(c)	24.62%		3.65%	11.70%	15.28%	14.17%	(4.29)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,696,356		$1,290,768	$1,545,947	$1,521,909	$1,417,070	$1,438,022
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.62%	0.62%	0.63%	0.63%	0.64%
Expenses, prior to Waivers	0.62	%(d)	0.62%	0.62%	0.63%	0.63%	0.64%
Net investment income (loss)	(0.09	)%(d)	0.32%	0.20%	0.26%	0.65%	0.29%
Portfolio turnover rate(e)	49%		82%	82%	68%	68%	100%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights–(continued)

Invesco Global Listed Private Equity ETF (PSP)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$9.31		$12.10		$12.19	$12.25		$10.45	$11.95
Net investment income(a)	0.17		0.52	(b)	0.32	0.40	(c)	0.41	0.60	(d)
Net realized and unrealized gain (loss) on investments	1.53		(2.36)		(0.03)	0.99		1.85	(1.53)
Total from investment operations	1.70		(1.84)		0.29	1.39		2.26	(0.93)
Distributions to shareholders from:
Net investment income	(0.24)		(0.95)		(0.38)	(1.40)		(0.46)	(0.57)
Return of capital	-		-		-	(0.05)		-	-
Total distributions	(0.24)		(0.95)		(0.38)	(1.45)		(0.46)	(0.57)
Net asset value at end of period	$10.77		$9.31		$12.10	$12.19		$12.25	$10.45
Market price at end of period(e)	$10.77		$9.32		$12.13	$12.21		$12.29	$10.39
Net Asset Value Total Return(f)	18.40%		(15.82)%		2.28%	11.76%		22.21%	(8.09)%
Market Price Total Return(f)	18.28%		(15.92)%		2.36%	11.57%		23.32%	(8.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$150,224		$141,534		$244,443	$245,052		$286,143	$325,925
Ratio to average net assets of:
Expenses, after Waivers(g)	0.68	%(h)	0.63%		0.64%	0.64%		0.66%	0.64%
Expenses, prior to Waivers(g)	0.70	%(h)	0.65%		0.66%	0.65%		0.67%	0.66%
Net investment income	3.20	%(h)	4.47	%(b)	2.79%	3.16	%(c)	3.77%	5.51	%(d)
Portfolio turnover rate(i)	35%		50%		64%	44%		39%	35%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.33 and 2.82%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.30 and 2.37%, respectively.

(d)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.34 and 3.12%, respectively.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco Golden Dragon China ETF (PGJ)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$40.36		$42.08		$45.58	$35.69	$30.51	$33.67
Net investment income (loss)(a)	(0.04)		0.16		0.11	0.31	0.19	0.06
Net realized and unrealized gain (loss) on investments	13.81		(1.72)		(3.51)	10.50	5.54	(3.10)
Total from investment operations	13.77		(1.56)		(3.40)	10.81	5.73	(3.04)
Distributions to shareholders from:
Net investment income	(0.03)		(0.16)		(0.10)	(0.92)	(0.55)	(0.09)
Return of capital	-		-		-	-	-	(0.03)
Total distributions	(0.03)		(0.16)		(0.10)	(0.92)	(0.55)	(0.12)
Net asset value at end of period	$54.10		$40.36		$42.08	$45.58	$35.69	$30.51
Market price at end of period(b)	$54.05		$40.32		$42.11	$45.58	$35.69	$30.49
Net Asset Value Total Return(c)	34.12%		(3.67)%		(7.46)%	30.46%	19.23%	(9.04)%
Market Price Total Return(c)	34.13%		(3.83)%		(7.39)%	30.46%	19.31%	(8.97)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$194,778		$161,450		$216,730	$271,208	$153,460	$163,248
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.71	%(d)	0.71	%(e)	0.70%	0.70%	0.73%	0.70%
Net investment income (loss)	(0.16	)%(d)	0.40	%(e)	0.27%	0.70%	0.61%	0.18%
Portfolio turnover rate(f)	10%		30%		36%	25%	30%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco Raymond James SB-1 Equity ETF (RYJ)

	Six Months Ended October 31, 2020		Year Ended April 30,	Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2020	2019		2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$34.18		$45.30	$49.24		$39.34	$35.99	$34.24	$35.26
Net investment income(a)	0.13		0.33	0.13		0.27	0.12	0.29	0.21
Net realized and unrealized gain (loss) on investments	6.31		(11.35)	(3.55)		9.63	3.82	1.76	(1.14)
Total from investment operations	6.44		(11.02)	(3.42)		9.90	3.94	2.05	(0.93)
Distributions to shareholders from:
Net investment income	-		(0.10)	(0.52)		-	(0.52)	(0.30)	(0.09)
Return of capital	-		-	-		-	(0.07)	-	-
Total distributions	-		(0.10)	(0.52)		-	(0.59)	(0.30)	(0.09)
Net asset value at end of period	$40.62		$34.18	$45.30		$49.24	$39.34	$35.99	$34.24
Market price at end of period	$40.57	(b)	$34.22 (b)	$45.30	(b)	$49.19 (b)	$39.32	$36.01	$34.19
Net Asset Value Total Return(c)	18.84%		(24.40)%	(6.60)%		25.16%	11.00%	6.08%	(2.64)%
Market Price Total Return(c)	18.56%		(24.31)%	(6.51)%		25.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$100,457		$101,604	$173,156		$200,560	$185,801	$180,784	$240,495
Ratio to average net assets of:
Expenses, after Waivers	0.75	%(d)(e)	0.75%	0.75	%(d)(e)	0.71%	0.75%	0.75%	0.75%
Expenses, prior to Waivers	0.75	%(d)(e)	0.75%	0.75	%(d)(e)	0.71%	0.75%	0.75%	0.75%
Net investment income	0.68	%(d)	0.78%	0.44	%(d)	0.60%	0.30%	0.87%	0.59%
Portfolio turnover rate(f)	61%		114%	65%		82%	90%	118%	95%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco S&P 500 BuyWrite ETF (PBP)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$17.45		$21.39	$21.29	$22.21	$20.33	$21.22
Net investment income(a)	0.13		0.33	0.32	0.28	0.29	0.30
Net realized and unrealized gain (loss) on investments	1.20		(3.05)	0.32	1.16	2.10	(0.11)
Total from investment operations	1.33		(2.72)	0.64	1.44	2.39	0.19
Distributions to shareholders from:
Net investment income	(0.12)		(0.36)	(0.31)	(1.09)	(0.33)	(0.34)
Net realized gains	-		(0.86)	(0.23)	(1.27)	(0.18)	(0.74)
Total distributions	(0.12)		(1.22)	(0.54)	(2.36)	(0.51)	(1.08)
Net asset value at end of period	$18.66		$17.45	$21.39	$21.29	$22.21	$20.33
Market price at end of period(b)	$18.51		$17.40	$21.39	$21.33	$22.23	$20.29
Net Asset Value Total Return(c)	7.62%		(13.62)%	3.16%	6.59%	11.86%	0.90%
Market Price Total Return(c)	7.06%		(13.85)%	2.97%	6.68%	12.18%	0.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$160,476		$192,813	$320,778	$302,296	$327,596	$297,895
Ratio to average net assets of:
Expenses	0.49	%(d)	0.49%	0.53%	0.75%	0.75%	0.75%
Net investment income	1.34	%(d)	1.56%	1.47%	1.25%	1.37%	1.47%
Portfolio turnover rate(e)	12%		19%	15%	16%	24%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$33.61		$33.29	$29.53	$27.62	$24.70	$23.25
Net investment income(a)	0.32		0.61	0.51	0.57	0.54	0.45
Net realized and unrealized gain on investments	3.46		0.35	3.75	1.89	2.84	1.46
Total from investment operations	3.78		0.96	4.26	2.46	3.38	1.91
Distributions to shareholders from:
Net investment income	(0.30)		(0.64)	(0.50)	(0.55)	(0.46)	(0.46)
Net asset value at end of period	$37.09		$33.61	$33.29	$29.53	$27.62	$24.70
Market price at end of period(b)	$37.01		$33.62	$33.30	$29.55	$27.63	$24.70
Net Asset Value Total Return(c)	11.28%		3.03%	14.63%	8.94%	13.84%	8.39%
Market Price Total Return(c)	11.01%		3.03%	14.59%	8.98%	13.88%	8.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,180,828		$1,756,210	$1,469,785	$1,327,157	$1,222,223	$899,078
Ratio to average net assets of:
Expenses, after Waivers	0.15	%(d)	0.15%	0.19%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.19	%(d)	0.21%	0.26%	0.37%	0.38%	0.38%
Net investment income	1.70	%(d)	1.79%	1.67%	1.95%	2.10%	1.92%
Portfolio turnover rate(e)	38%		56%	73%	60%	49%	102%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco S&P Spin-Off ETF (CSD)

	Six Months Ended October 31, 2020		Years Ended April 30,		Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$34.38		$52.43	$52.61	$49.42		$42.42	$40.90	$46.47
Net investment income(a)	0.18		0.58	0.43	0.04		0.39	0.61	0.72
Net realized and unrealized gain (loss) on investments	8.78		(18.08)	(0.19)	3.46		7.31	1.91	(5.55)
Total from investment operations	8.96		(17.50)	0.24	3.50		7.70	2.52	(4.83)
Distributions to shareholders from:
Net investment income	-		(0.55)	(0.42)	(0.20)		(0.70)	(1.00)	(0.74)
Return of capital	-		-	-	(0.11)		-	-	-
Total distributions	-		(0.55)	(0.42)	(0.31)		(0.70)	(1.00)	(0.74)
Net asset value at end of period	$43.34		$34.38	$52.43	$52.61		$49.42	$42.42	$40.90
Market price at end of period	$43.31	(b)	$34.41 (b)	$52.41 (b)	$52.55	(b)	$49.34	$42.42	$40.85
Net Asset Value Total Return(c)	26.06%		(33.72)%	0.71%	7.10%		18.39%	6.42%	(10.54)%
Market Price Total Return(c)	25.86%		(33.64)%	0.78%	7.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,505		$58,447	$146,814	$202,534		$195,208	$216,319	$413,092
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.62%	0.62%	0.64	%(d)	0.64%	0.65%	0.65%
Expenses, prior to Waivers	0.70	%(d)	0.62%	0.62%	0.65	%(d)	0.64%	0.71%	0.71%
Net investment income	0.88	%(d)	1.27%	0.84%	0.12	%(d)	0.86%	1.54%	1.57%
Portfolio turnover rate(e)	22%		55%	49%	24%		44%	116%	56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Water Resources ETF (PHO)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$34.44		$34.67	$30.09	$26.71	$22.99	$25.19
Net investment income(a)	0.10		0.15	0.16	0.09	0.16	0.13
Net realized and unrealized gain (loss) on investments	6.33		(0.18)	4.55	3.39	3.68	(2.17)
Total from investment operations	6.43		(0.03)	4.71	3.48	3.84	(2.04)
Distributions to shareholders from:
Net investment income	(0.10)		(0.20)	(0.13)	(0.10)	(0.12)	(0.16)
Net asset value at end of period	$40.77		$34.44	$34.67	$30.09	$26.71	$22.99
Market price at end of period(b)	$40.73		$34.49	$34.70	$30.09	$26.70	$22.98
Net Asset Value Total Return(c)	18.69%		(0.07)%	15.74%	13.07%	16.73%	(8.09)%
Market Price Total Return(c)	18.40%		(0.01)%	15.84%	13.11%	16.74%	(8.06)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,133,428		$991,846	$941,269	$821,548	$797,147	$680,463
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.60%	0.60%	0.62%	0.62%	0.61%
Expenses, prior to Waivers	0.61	%(d)	0.60%	0.60%	0.62%	0.62%	0.61%
Net investment income	0.53	%(d)	0.42%	0.51%	0.31%	0.64%	0.58%
Portfolio turnover rate(e)	9%		26%	31%	23%	44%	89%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco WilderHill Clean Energy ETF (PBW)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017(a)	2016(a)
Per Share Operating Performance:
Net asset value at beginning of period	$31.91		$28.30	$24.64	$20.85	$20.55	$28.80
Net investment income(b)	0.13		0.49	0.39	0.31	0.30	0.55
Net realized and unrealized gain (loss) on investments	31.40		3.73	3.66	3.78	0.40	(8.30)
Total from investment operations	31.53		4.22	4.05	4.09	0.70	(7.75)
Distributions to shareholders from:
Net investment income	(0.06)		(0.61)	(0.39)	(0.30)	(0.40)	(0.50)
Net asset value at end of period	$63.38		$31.91	$28.30	$24.64	$20.85	$20.55
Market price at end of period(c)	$63.27		$31.93	$28.31	$24.66	$20.85	$20.55
Net Asset Value Total Return(d)	98.90%		15.13%	16.76%	19.78%	3.60%	(27.19)%
Market Price Total Return(d)	98.43%		15.16%	16.70%	19.87%	3.60%	(27.19)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$869,530		$247,876	$144,857	$116,263	$103,177	$101,255
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.63	%(e)	0.70%	0.71%	0.77%	0.76%	0.76%
Net investment income	0.52	%(e)	1.57%	1.56%	1.30%	1.59%	2.37%
Portfolio turnover rate(f)	33%		40%	40%	43%	59%	60%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Aerospace & Defense ETF (PPA)	“Aerospace & Defense ETF”

Invesco CleantechTM ETF (PZD)	“CleantechTM ETF”

Invesco DWA Momentum ETF (PDP)	“DWA Momentum ETF”

Invesco Global Listed Private Equity ETF (PSP)	“Global Listed Private Equity ETF”

Invesco Golden Dragon China ETF (PGJ)	“Golden Dragon China ETF”

Invesco Raymond James SB-1 Equity ETF (RYJ)	“Raymond James SB-1 Equity ETF”

Invesco S&P 500 BuyWrite ETF (PBP)	“S&P 500 BuyWrite ETF”

Invesco S&P 500® Quality ETF (SPHQ)	“S&P 500® Quality ETF”

Invesco S&P Spin-Off ETF (CSD)	“S&P Spin-Off ETF”

Invesco Water Resources ETF (PHO)	“Water Resources ETF”

Invesco WilderHill Clean Energy ETF (PBW)	“WilderHill Clean Energy ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of DWA Momentum ETF, Golden Dragon China ETF and Water Resources ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Aerospace & Defense ETF	SPADE® Defense Index

CleantechTM ETF	The Cleantech IndexTM

DWA Momentum ETF	Dorsey Wright® Technical Leaders Index

Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index

Golden Dragon China ETF	NASDAQ Golden Dragon China Index

Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity index

S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM

S&P 500® Quality ETF	S&P 500® Quality Index

S&P Spin-Off ETF	S&P U.S. Spin-Off Index

Water Resources ETF	NASDAQ OMX US Water IndexSM

WilderHill Clean Energy ETF	WilderHill Clean Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

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A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent

56

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased

57

publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each of Aerospace & Defense ETF, Golden Dragon China ETF, Raymond James SB-1 Equity ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and to the extent certain Funds become non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of their respective securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can

58

result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from the settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except Raymond James SB-1 Equity ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Raymond James SB-1 Equity ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

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taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the

60

borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s

61

NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to over-the-counter (“OTC”) derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.75% and 0.49%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the

62

Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2022. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2022. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2022. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, CleantechTM ETF, DWA Momentum ETF, Global Listed Private Equity ETF, Water Resources ETF and WilderHill Clean Energy ETF.

Through May 18, 2020, the Adviser agreed to waive a portion of the unitary management fee for Raymond James SB-1 Equity ETF to prevent Fund’s the expenses (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes, and litigation expenses and other extraordinary expenses) from exceeding 0.75%.

Additionally, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense ETF	$650
CleantechTM ETF	4,595
DWA Momentum ETF	742
Global Listed Private Equity ETF	11,588
Golden Dragon China ETF	12,984
Raymond James SB-1 Equity ETF	26
S&P 500 BuyWrite ETF	53
S&P 500® Quality ETF	408,832
S&P Spin-Off ETF	16,934
Water Resources ETF	1,058
WilderHill Clean Energy ETF	355

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2020 are as follows:

	Total Potential Recapture Amounts
		Potential Recapture Amounts Expiring
		4/30/21	4/30/22	4/30/23	10/31/23
CleantechTM ETF	$5	$-	$-	$5	$-
Global Listed Private Equity ETF	3,622	-	-	-	3,622
Golden Dragon China ETF	16,382	-	-	3,715	12,667
S&P 500® Quality ETF	2,747,627	552,946	843,964	943,093	407,624
S&P Spin-Off ETF	16,747	-	-	-	16,747

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense ETF	SPADE Indexes
CleantechTM ETF	Cleantech Indices LLC
DWA Momentum ETF	Dorsey Wright & Associates, LLC
Global Listed Private Equity ETF	Red Rocks Capital, LLC
Golden Dragon China ETF	Nasdaq, Inc.
Raymond James SB-1 Equity ETF	Raymond James Research Services, LLC
S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC
S&P 500® Quality ETF	S&P Dow Jones Indices LLC
S&P Spin-Off ETF	S&P Dow Jones Indices LLC
Water Resources ETF	Nasdaq, Inc.
WilderHill Clean Energy ETF	WilderHill

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

Aerospace & Defense ETF	$7,361
CleantechTM ETF	5
DWA Momentum ETF	27,770
Global Listed Private Equity ETF	661
Golden Dragon China ETF	3,170
Raymond James SB-1 Equity ETF	28,615
S&P 500 BuyWrite ETF	2
S&P 500® Quality ETF	6,234
S&P Spin-Off ETF	3,302
Water Resources ETF	1,376
WilderHill Clean Energy ETF	4,066

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended October 31, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
DWA Momentum ETF	$12,778,777	$9,402,933	$127,220
S&P 500 BuyWrite ETF	139,883	1,530	(4,946)
S&P 500® Quality ETF	-	38,568	(52,858)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

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NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2020, for each Fund (except for S&P 500 BuyWrite ETF, S&P 500® Quality ETF and Water Resources ETF). As of October 31, 2020, all of the securities in S&P 500 BuyWrite ETF, S&P 500® Quality ETF and Water Resources ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$598,541,527	$-	$-	$598,541,527
Money Market Funds	489,308	3,393,238	-	3,882,546

Total Investments	$599,030,835	$3,393,238	$-	$602,424,073

CleantechTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$321,881,518	$-	$-	$321,881,518
Money Market Funds	-	6,572,808	-	6,572,808

Total Investments	$321,881,518	$6,572,808	$-	$328,454,326

DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,697,044,537	$-	$-	$1,697,044,537
Money Market Funds	285,773	582,470	-	868,243

Total Investments	$1,697,330,310	$582,470	$-	$1,697,912,780

Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$141,032,829	$-	$-	$141,032,829
Money Market Funds	8,303,173	10,005,177	-	18,308,350

Total Investments in Securities	149,336,002	10,005,177	-	159,341,179

Other Investments - Liabilities*
Swap Agreements	(468,036)	-	-	(468,036)

Total Investments	$148,867,966	$10,005,177	$-	$158,873,143

Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$194,907,400	$-	$0	$194,907,400
Money Market Funds	210,796	20,185,058	-	20,395,854

Total Investments	$195,118,196	$20,185,058	$0	$215,303,254

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	Level 1	Level 2	Level 3	Total
Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$100,434,190	$-	$-	$100,434,190
Money Market Funds	-	4,549,832	-	4,549,832

Total Investments	$100,434,190	$4,549,832	$-	$104,984,022

S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$57,368,900	$-	$-	$57,368,900
Money Market Funds	167,348	821,630	-	988,978

Total Investments	$57,536,248	$821,630	$-	$58,357,878

WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$868,711,691	$-	$-	$868,711,691
Money Market Funds	418,928	164,950,543	-	165,369,471

Total Investments	$869,130,619	$164,950,543	$-	$1,034,081,162

*	Unrealized appreciation (depreciation).

NOTE 6–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2020:

	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Derivative Liabilities	Equity Risk	Equity Risk
Unrealized depreciation on swap agreements—OTC	$(468,036)	$-
Options written, at value - Exchange-Traded	-	(552,570)

Total Derivative Liabilities	(468,036)	(552,570)

Derivatives not subject to master netting agreements	-	552,570

Total Derivative Liabilities subject to master netting agreements	$(468,036)	$-

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2020:

Global Listed Private Equity ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/ Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$-	$(467,847)	$(467,847)	$-	$370,000	$(97,847)
Morgan Stanley Capital Services LLC	-	(189)	(189)	-	-	(189)

Total	$-	$(468,036)	$(468,036)	$-	$370,000	$(98,036)

66

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2020

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

	Equity Risk
Realized Gain (Loss):
Options written	$-	$(15,203,523)
Swap agreements	1,288,782	-
Change in Net Unrealized Appreciation (Depreciation):
Options written	-	4,239,639
Swap agreements	(610,328)	-

Total	$678,454	$(10,963,884)

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Options written	$-	$186,153,286
Swap agreements	9,815,353	-

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryfoward as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Aerospace & Defense ETF	$7,123,148	$12,202,908	$19,326,056
CleantechTM ETF	3,002,621	21,308,664	24,311,285
DWA Momentum ETF	508,401,454	-	508,401,454
Global Listed Private Equity ETF	25,624,015	62,725,882	88,349,897
Golden Dragon China ETF	31,157,117	180,511,075	211,668,192
Raymond James SB-1 Equity ETF	43,492,521	26,424,012	69,916,533
S&P 500 BuyWrite ETF	-	-	-
S&P 500® Quality ETF	89,347,247	92,950,391	182,297,638
S&P Spin-Off ETF	60,873,494	82,003,224	142,876,718
Water Resources ETF	157,018,603	123,737,426	280,756,029
WilderHill Clean Energy ETF	92,260,621	359,029,813	451,290,434

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

67

NOTE 8–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Aerospace & Defense ETF	$46,835,334	$46,873,778
CleantechTM ETF	28,301,622	29,525,041
DWA Momentum ETF	792,722,853	794,324,129
Global Listed Private Equity ETF	49,922,354	49,072,895
Golden Dragon China ETF	19,174,351	18,226,192
Raymond James SB-1 Equity ETF	66,748,587	64,511,534
S&P 500 BuyWrite ETF	22,611,007	38,572,004
S&P 500® Quality ETF	795,619,324	777,482,851
S&P Spin-Off ETF	12,816,331	14,289,813
Water Resources ETF	100,193,546	99,879,848
WilderHill Clean Energy ETF	168,715,150	174,044,168

For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Aerospace & Defense ETF	$8,356,455	$120,775,934
CleantechTM ETF	89,652,151	65,592,198
DWA Momentum ETF	876,197,178	801,103,120
Global Listed Private Equity ETF	21,468,116	34,623,743
Golden Dragon China ETF	24,638,241	44,326,963
Raymond James SB-1 Equity ETF	11,830,714	33,187,422
S&P 500 BuyWrite ETF	3,054,182	49,583,772
S&P 500® Quality ETF	780,302,132	554,275,936
S&P Spin-Off ETF	8,329,099	21,598,609
Water Resources ETF	79,492,299	114,516,465
WilderHill Clean Energy ETF	552,776,474	238,491,758

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense ETF	$57,675,806	$(111,209,529)	$(53,533,723)	$655,957,796
CleantechTM ETF	78,859,225	(12,947,059)	65,912,166	262,542,160
DWA Momentum ETF	402,053,454	(33,715,414)	368,338,040	1,329,574,740
Global Listed Private Equity ETF	15,015,238	(24,435,177)	(9,419,939)	168,293,082
Golden Dragon China ETF	56,184,168	(26,686,598)	29,497,570	185,805,684
Raymond James SB-1 Equity ETF	16,501,817	(16,422,610)	79,207	104,904,815
S&P 500 BuyWrite ETF	55,746,619	(47,134,526)	8,612,093	151,963,189
S&P 500® Quality ETF	278,735,301	(85,076,365)	193,658,936	1,986,686,527
S&P Spin-Off ETF	7,404,732	(21,110,432)	(13,705,700)	72,063,578
Water Resources ETF	287,104,263	(14,305,199)	272,799,064	861,601,426
WilderHill Clean Energy ETF	168,658,713	(41,113,986)	127,544,727	906,536,435

68

NOTE 9–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

69

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco S&P 500 BuyWrite ETF and Invesco Raymond James SB-1 Equity ETF), you incur advisory fees and other Fund expenses. As a shareholder of Invesco S&P 500 BuyWrite ETF or Invesco Raymond James SB-1 Equity ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

In addition to the fees and expenses which the Invesco Global Listed Private Equity ETF and Invesco Raymond James SB-1 Equity ETF (the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in the Portfolios’ total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Aerospace & Defense ETF (PPA)

Actual	$1,000.00	$1,004.40	0.62%	$3.13

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

Invesco CleantechTM ETF (PZD)

Actual	1,000.00	1,373.10	0.62	3.71

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

70

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Momentum ETF (PDP)

Actual	$1,000.00	$1,250.20	0.62%	$3.52

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

Invesco Global Listed Private Equity ETF (PSP)

Actual	1,000.00	1,184.00	0.68	3.74

Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.68	3.47

Invesco Golden Dragon China ETF (PGJ)

Actual	1,000.00	1,341.20	0.70	4.13

Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

Invesco Raymond James SB-1 Equity ETF (RYJ)

Actual	1,000.00	1,188.40	0.75	4.14

Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82

Invesco S&P 500 BuyWrite ETF (PBP)

Actual	1,000.00	1,076.20	0.49	2.56

Hypothetical (5% return before expenses)	1,000.00	1,022.74	0.49	2.50

Invesco S&P 500® Quality ETF (SPHQ)

Actual	1,000.00	1,112.80	0.15	0.80

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

Invesco S&P Spin-Off ETF (CSD)

Actual	1,000.00	1,260.60	0.65	3.70

Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

Invesco Water Resources ETF (PHO)

Actual	1,000.00	1,186.90	0.61	3.36

Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11

Invesco WilderHill Clean Energy ETF (PBW)

Actual	1,000.00	1,989.00	0.63	4.75

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

71

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-4	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2020
PWB	Invesco Dynamic Large Cap Growth ETF
PWV	Invesco Dynamic Large Cap Value ETF
EQWL	Invesco S&P 100 Equal Weight ETF
SPGP	Invesco S&P 500 GARP ETF
SPVM	Invesco S&P 500 Value with Momentum ETF
XMMO	Invesco S&P MidCap Momentum ETF
XMHQ	Invesco S&P MidCap Quality ETF
XMVM	Invesco S&P MidCap Value with Momentum ETF
XSMO	Invesco S&P SmallCap Momentum ETF
XSVM	Invesco S&P SmallCap Value with Momentum ETF
CZA	Invesco Zacks Mid-Cap ETF
CVY	Invesco Zacks Multi-Asset Income ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Dynamic Large Cap Growth ETF (PWB)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-9.48%
Activision Blizzard, Inc.	128,244	$9,711,918
Alphabet, Inc., Class A(b)	15,506	25,059,402
Charter Communications, Inc., Class A(b)	17,516	10,576,511
Facebook, Inc., Class A(b)	86,100	22,653,771

		68,001,602

Consumer Discretionary-7.19%
Dollar General Corp.	53,441	11,153,671
eBay, Inc.	191,077	9,100,998
Lowe’s Cos., Inc.	64,698	10,228,754
O’Reilly Automotive, Inc.(b)	23,427	10,228,228
Target Corp.	71,584	10,896,516

		51,608,167

Consumer Staples-2.80%
Clorox Co. (The)	48,755	10,104,473
Monster Beverage Corp.(b)	129,963	9,951,267

		20,055,740

Financials-4.13%
Moody’s Corp.	37,074	9,746,755
MSCI, Inc.	29,297	10,249,262
S&P Global, Inc.	29,759	9,604,122

		29,600,139

Health Care-29.28%
Abbott Laboratories	226,898	23,849,249
Agilent Technologies, Inc.	109,442	11,172,934
Baxter International, Inc.	124,719	9,674,453
Danaher Corp.	123,542	28,357,831
Eli Lilly and Co.	169,477	22,109,969
Humana, Inc.	26,583	10,614,060
IDEXX Laboratories, Inc.(b)	28,051	11,916,626
Regeneron Pharmaceuticals, Inc.(b)	17,496	9,510,126
Thermo Fisher Scientific, Inc.	60,038	28,405,178
UnitedHealth Group, Inc.	80,999	24,716,035
Veeva Systems, Inc., Class A(b)	40,086	10,825,224
Vertex Pharmaceuticals, Inc.(b)	39,221	8,172,088
Zoetis, Inc.	67,862	10,759,520

		210,083,293

Industrials-5.74%
Cintas Corp.	32,761	10,304,973

	Shares	Value
Industrials-(continued)
Fastenal Co.	224,130	$9,689,140
IHS Markit Ltd.	134,992	10,916,803
Verisk Analytics, Inc.	57,658	10,261,394

		41,172,310

Information Technology-35.37%
Adobe, Inc.(b)	49,476	22,120,720
Apple, Inc.	201,933	21,982,426
Applied Materials, Inc.	173,458	10,273,917
Autodesk, Inc.(b)	44,569	10,497,782
Cadence Design Systems, Inc.(b)	98,450	10,767,477
Lam Research Corp.	31,511	10,779,283
Mastercard, Inc., Class A	70,914	20,468,617
Microsoft Corp.	111,446	22,564,472
NVIDIA Corp.	49,972	25,053,962
PayPal Holdings, Inc.(b)	123,571	23,000,270
QUALCOMM, Inc.	93,398	11,521,577
salesforce.com, inc.(b)	91,356	21,219,258
ServiceNow, Inc.(b)	22,422	11,156,515
Synopsys, Inc.(b)	49,608	10,609,167
Visa, Inc., Class A	119,661	21,743,600

		253,759,043

Materials-6.04%
Linde PLC (United Kingdom)	43,186	9,515,603
Newmont Corp.	167,322	10,514,515
Sherwin-Williams Co. (The)	16,131	11,097,805
Southern Copper Corp. (Peru)	233,915	12,243,111

		43,371,034

Total Common Stocks & Other Equity Interests (Cost $621,850,833)		717,651,328

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $58,738)	58,738	58,738

TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $621,909,571)		717,710,066
OTHER ASSETS LESS LIABILITIES-(0.04)%		(272,041)

NET ASSETS-100.00%		$717,438,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Large Cap Growth ETF (PWB)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$688,431	$(629,693)	$-	$-	$58,738	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	174,720	6,977,584	(7,152,304)	-	-	-	77
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,924,486	(9,924,486)	-	-	-	71	*
Invesco Private Prime Fund	-	3,250,219	(3,250,237)	-	18	-	48	*

Total	$174,720	$20,840,720	$(20,956,720)	$-	$18	$58,738	$200

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Information Technology	35.37

Health Care	29.28

Communication Services	9.48

Consumer Discretionary	7.19

Materials	6.04

Industrials	5.74

Financials	4.13

Consumer Staples	2.80

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Large Cap Value ETF (PWV)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-9.91%
AT&T, Inc.	716,596	$19,362,424
Comcast Corp., Class A	480,933	20,314,610
Verizon Communications, Inc.	360,457	20,542,444

		60,219,478

Consumer Discretionary-1.52%
Best Buy Co., Inc.	82,622	9,216,484

Consumer Staples-13.18%
Altria Group, Inc.	209,247	7,549,632
Constellation Brands, Inc., Class A	50,119	8,281,162
General Mills, Inc.	141,474	8,363,943
Kraft Heinz Co. (The)	263,363	8,056,274
Kroger Co. (The)	253,166	8,154,477
PepsiCo, Inc.	154,766	20,628,760
Philip Morris International, Inc.	267,774	19,017,310

		80,051,558

Financials-24.05%
Aflac, Inc.	248,230	8,427,408
Allstate Corp. (The)	97,255	8,631,381
Bank of America Corp.	822,509	19,493,463
Bank of New York Mellon Corp. (The)	243,798	8,376,899
Charles Schwab Corp. (The)	253,733	10,430,964
Chubb Ltd.	71,656	9,308,831
Citigroup, Inc.	177,006	7,331,589
Goldman Sachs Group, Inc. (The)	43,559	8,234,393
JPMorgan Chase & Co.	209,305	20,520,262
MetLife, Inc.	234,316	8,868,861
Morgan Stanley	174,008	8,378,485
Progressive Corp. (The)	98,474	9,049,761
Travelers Cos., Inc. (The)	78,122	9,430,107
U.S. Bancorp	247,823	9,652,706

		146,135,110

Health Care-17.06%
AbbVie, Inc.	227,169	19,332,082
Biogen, Inc.(b)	32,785	8,264,115

	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	342,710	$20,031,399
Cigna Corp.	51,695	8,631,514
CVS Health Corp.	144,415	8,100,237
Johnson & Johnson.	140,044	19,201,433
Pfizer, Inc.	565,845	20,076,181

		103,636,961

Industrials-21.51%
Caterpillar, Inc.	64,075	10,062,979
CSX Corp.	120,611	9,521,032
Cummins, Inc.	44,245	9,729,033
Deere & Co.	43,780	9,890,340
Eaton Corp. PLC	90,010	9,342,138
Emerson Electric Co.	131,555	8,523,448
Illinois Tool Works, Inc.	46,255	9,060,429
Johnson Controls International PLC	223,827	9,447,738
PACCAR, Inc.	106,041	9,053,781
Parker-Hannifin Corp.	44,056	9,179,508
Republic Services, Inc.	98,777	8,709,168
Union Pacific Corp.	110,161	19,519,428
Waste Management, Inc.	80,116	8,645,317

		130,684,339

Information Technology-10.96%
Cisco Systems, Inc.	506,615	18,187,479
Intel Corp.	433,551	19,197,638
International Business Machines Corp.	73,442	8,200,534
Oracle Corp.	374,575	21,017,403

		66,603,054

Utilities-1.66%
Southern Co. (The)	176,001	10,111,258

TOTAL INVESTMENTS IN SECURITIES-99.85% (Cost $646,357,818)		606,658,242
OTHER ASSETS LESS LIABILITIES-0.15%		935,021

NET ASSETS-100.00%		$607,593,263

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,465,679	$(5,465,679)	$-	$-	$-	$16
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	13,417,566	(13,417,566)	-	-	-	160

Total	$-	$18,883,245	$(18,883,245)	$-	$-	$-	$176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Large Cap Value ETF (PWV)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	24.05

Industrials	21.51

Health Care	17.06

Consumer Staples	13.18

Information Technology	10.96

Communication Services	9.91

Sector Types Each Less Than 3%	3.18

Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.01%
Alphabet, Inc., Class A(b)	210	$339,383
Alphabet, Inc., Class C(b)	205	332,307
AT&T, Inc.	21,679	585,767
Charter Communications, Inc., Class A(b)	1,051	634,615
Comcast Corp., Class A	14,074	594,486
Facebook, Inc., Class A(b)	2,358	620,413
Netflix, Inc.(b)	1,311	623,695
Verizon Communications, Inc.	10,515	599,250
Walt Disney Co. (The)	4,772	578,605

		4,908,521

Consumer Discretionary-10.40%
Amazon.com, Inc.(b)	203	616,338
Booking Holdings, Inc.(b)	353	572,743
Ford Motor Co.	89,813	694,254
General Motors Co.	20,640	712,699
Home Depot, Inc. (The)	2,275	606,765
Lowe’s Cos., Inc.	3,905	617,381
McDonald’s Corp.	2,884	614,292
NIKE,Inc.,Class B	5,355	643,028
Starbucks Corp.	7,373	641,156
Target Corp.	4,280	651,502

		6,370,158

Consumer Staples-10.87%
Altria Group, Inc.	14,423	520,382
Coca-Cola Co. (The)	12,312	591,715
Colgate-Palmolive Co.	8,237	649,817
Costco Wholesale Corp.	1,854	663,027
Kraft Heinz Co. (The)	19,826	606,477
Mondelez International, Inc., Class A	10,924	580,283
PepsiCo, Inc.	4,629	616,999
Philip Morris International, Inc.	7,740	549,695
Procter & Gamble Co. (The)	4,576	627,370
Walgreens Boots Alliance, Inc.	18,118	616,737
Walmart, Inc.	4,599	638,111

		6,660,613

Energy-5.44%
Chevron Corp.	8,092	562,394
ConocoPhillips	18,988	543,437
Exxon Mobil Corp.	17,037	555,747
Kinder Morgan, Inc.	49,039	583,564
Occidental Petroleum Corp.	61,515	561,632
Schlumberger Ltd.	35,181	525,604

		3,332,378

Financials-14.89%
Allstate Corp. (The)	6,701	594,714
American Express Co.	6,083	555,013
American International Group, Inc.	22,137	697,094
Bank of America Corp.	24,654	584,300
Bank of New York Mellon Corp. (The)	17,464	600,063
Berkshire Hathaway, Inc., Class B(b)	2,901	585,712
BlackRock, Inc.	1,168	699,877
Capital One Financial Corp.	8,894	649,974
Citigroup, Inc.	12,327	510,584
Goldman Sachs Group, Inc. (The)	3,129	591,506

	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	6,220	$609,809
MetLife, Inc.	16,445	622,443
Morgan Stanley	12,487	601,249
U.S. Bancorp	17,140	667,603
Wells Fargo & Co.	25,904	555,641

		9,125,582

Health Care-14.90%
Abbott Laboratories	6,005	631,185
AbbVie, Inc.	7,009	596,466
Amgen, Inc.	2,585	560,790
Biogen, Inc.(b)	2,343	590,600
Bristol-Myers Squibb Co.	10,658	622,960
CVS Health Corp.	11,013	617,719
Danaher Corp.	3,069	704,458
Eli Lilly and Co.	4,245	553,803
Gilead Sciences, Inc.	9,587	557,484
Johnson & Johnson	4,255	583,403
Medtronic PLC	6,001	603,521
Merck & Co., Inc.	7,441	559,638
Pfizer, Inc.	17,430	618,416
Thermo Fisher Scientific, Inc.	1,458	689,809
UnitedHealth Group, Inc.	2,097	639,879

		9,130,131

Industrials-12.12%
3M Co.	3,805	608,648
Boeing Co. (The)	3,924	566,586
Caterpillar, Inc.	4,110	645,475
Emerson Electric Co.	9,257	599,761
FedEx Corp.	2,714	704,202
General Dynamics Corp.	4,325	568,002
General Electric Co.	106,233	788,249
Honeywell International, Inc.	3,798	626,480
Lockheed Martin Corp.	1,623	568,261
Raytheon Technologies Corp.	10,366	563,081
Union Pacific Corp.	3,209	568,603
United Parcel Service, Inc., Class B	3,957	621,684

		7,429,032

Information Technology-14.88%
Accenture PLC, Class A	2,693	584,139
Adobe, Inc.(b)	1,342	600,008
Apple, Inc.	5,613	611,031
Cisco Systems, Inc.	15,765	565,964
Intel Corp.	12,826	567,935
International Business Machines Corp.	5,177	578,064
Mastercard, Inc., Class A	1,905	549,859
Microsoft Corp.	3,082	624,013
NVIDIA Corp.	1,293	648,258
Oracle Corp.	11,089	622,204
PayPal Holdings, Inc.(b)	3,435	639,357
QUALCOMM, Inc.	5,572	687,362
salesforce.com, inc.(b)	2,586	600,650
Texas Instruments, Inc.	4,611	666,704
Visa, Inc., Class A	3,133	569,297

		9,114,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-1.93%
Dow, Inc.	12,612	$573,720
DuPont de Nemours, Inc.	10,734	610,550

		1,184,270

Real Estate-1.95%
American Tower Corp.	2,517	578,029
Simon Property Group, Inc.	9,851	618,741

		1,196,770

Utilities-4.51%
Duke Energy Corp.	7,610	700,957
Exelon Corp.	17,547	699,950
NextEra Energy, Inc.	9,044	662,111
Southern Co. (The)	12,208	701,350

		2,764,368

Total Common Stocks & Other Equity Interests (Cost $59,094,980)		61,216,668

	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $66,264)	66,264	$66,264

TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $59,161,244)		61,282,932
OTHER ASSETS LESS LIABILITIES-(0.01)%		(3,374)

NET ASSETS-100.00%		$61,279,558

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$506,439	$(440,175)	$-	$-	$66,264	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	75,061	1,444,924	(1,519,985)	-	-	-	24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,523	1,711,574	(1,724,097)	-	-	-	3	*

Total	$87,584	$3,662,937	$(3,684,257)	$-	$-	$66,264	$29

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 100 Equal Weight ETF (EQWL)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Health Care	14.90

Financials	14.89

Information Technology	14.88

Industrials	12.12

Consumer Staples	10.87

Consumer Discretionary	10.40

Communication Services	8.01

Energy	5.44

Utilities	4.51

Sector Types Each Less Than 3%	3.88

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-7.91%
Alphabet, Inc., Class A(b)	2,071	$3,346,964
Discovery, Inc., Class C(b)	100,592	1,842,845
Facebook, Inc., Class A(b)	16,055	4,224,231
Take-Two Interactive Software, Inc.(b)	18,245	2,826,515
ViacomCBS, Inc., Class B(c)	101,566	2,901,741

		15,142,296

Consumer Discretionary-10.25%
Booking Holdings, Inc.(b)	1,609	2,610,603
D.R. Horton, Inc.	39,020	2,606,926
eBay, Inc.	40,056	1,907,867
Lennar Corp., Class A	33,214	2,332,619
MGM Resorts International	115,184	2,369,335
NVR, Inc.(b)	583	2,304,652
PulteGroup, Inc.	76,604	3,122,379
Ulta Beauty, Inc.(b)	11,478	2,373,306

		19,627,687

Consumer Staples-1.31%
Monster Beverage Corp.(b)	32,821	2,513,104

Financials-26.29%
Allstate Corp. (The)	21,371	1,896,676
Ameriprise Financial, Inc.	12,586	2,024,206
Cboe Global Markets, Inc.	36,654	2,979,604
Charles Schwab Corp. (The)	59,519	2,446,826
Citizens Financial Group, Inc.	82,277	2,242,048
Comerica, Inc.	57,637	2,623,060
Discover Financial Services	38,828	2,524,208
Everest Re Group Ltd.	9,166	1,806,435
Fifth Third Bancorp	100,533	2,334,376
Hartford Financial Services Group, Inc. (The)	49,749	1,916,331
Lincoln National Corp.	48,209	1,692,136
M&T Bank Corp.	16,891	1,749,570
MarketAxess Holdings, Inc.	3,922	2,113,370
MetLife, Inc.	60,709	2,297,836
Progressive Corp. (The)	38,455	3,534,015
Raymond James Financial, Inc.	29,046	2,220,276
Regions Financial Corp.	149,944	1,994,255
SVB Financial Group(b)	18,055	5,248,589
Synchrony Financial	110,856	2,773,617
T. Rowe Price Group, Inc.	15,622	1,978,683
Zions Bancorporation N.A	59,341	1,914,934

		50,311,051

Health Care-14.91%
ABIOMED, Inc.(b)	13,695	3,449,497
Alexion Pharmaceuticals, Inc.(b)	26,997	3,108,435
Align Technology, Inc.(b)	14,594	6,218,211
Biogen, Inc.(b)	7,692	1,938,922
Boston Scientific Corp.(b)	56,513	1,936,700
Edwards Lifesciences Corp.(b)	32,324	2,317,307
Humana, Inc.	5,996	2,394,083
Intuitive Surgical, Inc.(b)	4,670	3,115,264
Merck & Co., Inc.	22,977	1,728,100
Regeneron Pharmaceuticals, Inc.(b)	4,285	2,329,155

		28,535,674

	Shares	Value
Industrials-15.52%
Alaska Air Group, Inc.	50,414	$1,910,186
Copart, Inc.(b)	30,042	3,315,435
Cummins, Inc.	12,746	2,802,718
Delta Air Lines, Inc.	59,869	1,834,386
Expeditors International of Washington, Inc.	26,393	2,332,349
Fastenal Co.	45,102	1,949,759
General Dynamics Corp.	11,957	1,570,313
Huntington Ingalls Industries, Inc.	9,974	1,470,966
J.B. Hunt Transport Services, Inc.	17,847	2,172,694
Old Dominion Freight Line, Inc.	13,388	2,548,674
PACCAR, Inc.	36,975	3,156,925
Quanta Services, Inc.	74,332	4,640,547

		29,704,952

Information Technology-20.52%
Adobe, Inc.(b)	8,827	3,946,552
Apple, Inc.	23,523	2,560,714
Applied Materials, Inc.	43,502	2,576,623
Arista Networks, Inc.(b)	16,149	3,373,526
Cadence Design Systems, Inc.(b)	25,548	2,794,185
Fortinet, Inc.(b)	24,241	2,675,479
Intel Corp.	29,399	1,301,788
Intuit, Inc.	7,396	2,327,373
KLA Corp.	12,427	2,450,356
Lam Research Corp.	10,061	3,441,667
Mastercard, Inc., Class A	9,273	2,676,559
Microsoft Corp.	11,121	2,251,669
Paycom Software, Inc.(b)	11,903	4,333,763
Visa, Inc., Class A	14,072	2,557,023

		39,267,277

Materials-2.19%
LyondellBasell Industries N.V., Class A	26,127	1,788,393
Nucor Corp.	50,201	2,397,600

		4,185,993

Real Estate-1.08%
CBRE Group, Inc., Class A(b)	40,837	2,058,185

Total Common Stocks & Other Equity Interests (Cost $195,666,172)		191,346,219

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $69,530)	69,530	69,530

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $195,735,702)		191,415,749

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.51%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,156,325	1,156,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 GARP ETF (SPGP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,733,967	$1,734,487

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,890,813)		2,890,812

TOTAL INVESTMENTS IN SECURITIES-101.52% (Cost $198,626,515)		194,306,561
OTHER ASSETS LESS LIABILITIES-(1.52)%		(2,915,868)

NET ASSETS-100.00%		$191,390,693

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$668,223	$(598,693)	$-	$-	$69,530	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	211,406	2,140,516	(2,351,922)	-	-	-	47
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,415,763	7,468,414	(7,727,852)	-	-	1,156,325	80	*
Invesco Private Prime Fund	-	3,084,838	(1,350,438)	(1)	88	1,734,487	33	*

Total	$1,627,169	$13,361,991	$(12,028,905)	$(1)	$88	$2,960,342	$162

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 GARP ETF (SPGP)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	26.29

Information Technology	20.52

Industrials	15.52

Health Care	14.91

Consumer Discretionary	10.25

Communication Services	7.91

Sector Types Each Less Than 3%	4.58

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500 Value with Momentum ETF (SPVM)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.35%
AT&T, Inc.	9,621	$259,959
CenturyLink, Inc.	50,808	437,965
Comcast Corp., Class A	5,641	238,276
DISH Network Corp., Class A(b)	8,862	225,892
Verizon Communications, Inc.	3,633	207,045

		1,369,137

Consumer Discretionary-13.05%
Aptiv PLC	3,252	313,785
Best Buy Co., Inc.	3,981	444,081
CarMax, Inc.(b)	3,009	260,098
D.R. Horton, Inc.	5,312	354,895
Genuine Parts Co.	3,144	284,312
Leggett & Platt, Inc.	7,472	311,807
Lennar Corp., Class A	6,241	438,305
LKQ Corp.(b)	12,350	395,076
PulteGroup, Inc.	9,738	396,921
Target Corp.	1,927	293,328
Whirlpool Corp.	3,329	615,732

		4,108,340

Consumer Staples-9.61%
Archer-Daniels-Midland Co.	12,375	572,220
Campbell Soup Co.	4,292	200,308
Conagra Brands, Inc.	6,579	230,857
JM Smucker Co. (The)	2,260	253,572
Kraft Heinz Co. (The)	11,640	356,067
Kroger Co. (The)	14,891	479,639
Sysco Corp.	5,080	280,975
Tyson Foods, Inc., Class A	6,322	361,808
Walmart, Inc.	2,076	288,045

		3,023,491

Energy-2.84%
Chevron Corp.	2,808	195,156
Kinder Morgan, Inc.	15,611	185,771
Phillips 66	5,011	233,813
Valero Energy Corp.	7,209	278,340

		893,080

Financials-25.09%
Aflac, Inc.	9,920	336,784
Allstate Corp. (The)	3,954	350,917
Ameriprise Financial, Inc.	2,062	331,631
Assurant, Inc.	3,348	416,391
Bank of America Corp.	13,737	325,567
Berkshire Hathaway, Inc., Class B(b)	1,305	263,480
Capital One Financial Corp.	6,169	450,831
Charles Schwab Corp. (The)	5,708	234,656
Citigroup, Inc.	9,532	394,815
Globe Life, Inc.	3,727	302,222
Goldman Sachs Group, Inc. (The)	1,720	325,149
Hartford Financial Services Group, Inc. (The)	11,083	426,917
JPMorgan Chase & Co.	2,738	268,434
MetLife, Inc.	17,165	649,695
Morgan Stanley	7,876	379,229
Northern Trust Corp.	2,961	231,757
People’s United Financial, Inc.	34,674	369,972

	Shares	Value
Financials-(continued)
PNC Financial Services Group, Inc. (The)	2,679	$299,727
Progressive Corp. (The)	3,067	281,857
State Street Corp.	5,257	309,637
SVB Financial Group(b)	1,141	331,689
Truist Financial Corp.	8,965	377,606
W.R. Berkley Corp.	3,935	236,572

		7,895,535

Health Care-12.05%
AmerisourceBergen Corp.	4,908	471,512
Anthem, Inc.	1,055	287,804
Biogen, Inc.(b)	714	179,978
Centene Corp.(b)	6,301	372,389
Cigna Corp.	1,890	315,573
CVS Health Corp.	7,699	431,837
DaVita, Inc.(b)	2,891	249,349
HCA Healthcare, Inc.	2,172	269,198
Humana, Inc.	604	241,165
McKesson Corp.	2,799	412,824
Perrigo Co. PLC	4,780	209,699
Universal Health Services, Inc., Class B	3,204	350,998

		3,792,326

Industrials-14.36%
C.H. Robinson Worldwide, Inc.	2,847	251,760
Caterpillar, Inc.	1,693	265,886
Cummins, Inc.	1,395	306,747
Deere & Co.	1,304	294,587
Eaton Corp. PLC	2,431	252,313
Howmet Aerospace, Inc.	31,869	549,740
Huntington Ingalls Industries, Inc.	1,252	184,645
Ingersoll Rand, Inc.(b)	6,522	227,879
Jacobs Engineering Group, Inc.	3,577	339,815
PACCAR, Inc.	3,519	300,452
Quanta Services, Inc.	10,629	663,568
Snap-on, Inc.	1,784	281,034
Stanley Black & Decker, Inc.	1,626	270,241
United Rentals, Inc.(b)	1,864	332,333

		4,521,000

Information Technology-3.13%
International Business Machines Corp.	1,650	184,239
Micron Technology, Inc.(b)	4,428	222,906
Seagate Technology PLC	4,630	221,407
Western Digital Corp.	4,739	178,802
Western Union Co. (The)	9,178	178,420

		985,774

Materials-5.73%
Albemarle Corp.	2,636	245,701
Corteva, Inc.	8,803	290,323
Newmont Corp.	3,649	229,303
Packaging Corp. of America	2,171	248,558
Westrock Co.	21,056	790,653

		1,804,538

Real Estate-1.08%
CBRE Group, Inc., Class A(b)	6,741	339,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500 Value with Momentum ETF (SPVM)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Utilities-8.58%
Consolidated Edison, Inc.	3,358	$263,569
DTE Energy Co.	2,169	267,698
Duke Energy Corp.	2,807	258,553
Edison International.	4,293	240,580
Entergy Corp.	2,215	224,202
Evergy, Inc.	3,452	190,550
NRG Energy, Inc.	8,674	274,272
Pinnacle West Capital Corp.	3,102	253,030
PPL Corp.	9,475	260,563
Public Service Enterprise Group, Inc.	4,402	255,976
Sempra Energy	1,674	209,853

		2,698,846

Total Common Stocks & Other Equity Interests (Cost $33,002,509)		31,431,813

	Shares	Value
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $81,286)	81,286	$81,286

TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $33,083,795)		31,513,099
OTHER ASSETS LESS LIABILITIES-(0.13)%		(39,953)

NET ASSETS-100.00%		$31,473,146

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$294,322	$(213,036)	$-	$-	$81,286	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	124,965	842,361	(967,326)	-	-	-	24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,245,366	(1,245,366)	-	-	-	9	*
Invesco Private Prime Fund	-	247,025	(247,028)	-	3	-	4	*

Total	$124,965	$2,629,074	$(2,672,756)	$-	$3	$81,286	$39

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500 Value with Momentum ETF (SPVM)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	25.09

Industrials	14.36

Consumer Discretionary	13.05

Health Care	12.05

Consumer Staples	9.61

Utilities	8.58

Materials	5.73

Communication Services	4.35

Information Technology	3.13

Sector Types Each Less Than 3%	3.92

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Momentum ETF (XMMO)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.08%
Cable One, Inc.	8,739	$15,134,725
New York Times Co. (The), Class A	176,970	7,018,630

		22,153,355

Consumer Discretionary-11.22%
Brunswick Corp.	86,387	5,503,716
Deckers Outdoor Corp.(b)	30,968	7,846,362
Helen of Troy Ltd.(b)	27,287	5,173,615
KB Home	78,146	2,520,208
Lithia Motors, Inc., Class A	35,398	8,126,319
Murphy USA, Inc.(b)	39,026	4,772,490
Papa John’s International, Inc.	72,846	5,580,004
Penn National Gaming, Inc.(b)	145,448	7,851,283
RH(b)	27,318	9,157,813
Thor Industries, Inc.	94,240	7,970,819
TopBuild Corp.(b)	45,620	6,989,440
TRI Pointe Group, Inc.(b)	110,154	1,809,830
Williams-Sonoma, Inc.	82,031	7,482,048

		80,783,947

Consumer Staples-6.52%
BJ’s Wholesale Club Holdings, Inc.(b)	243,669	9,330,086
Boston Beer Co., Inc. (The), Class A(b)	20,476	21,278,250
Darling Ingredients, Inc.(b)	192,381	8,272,383
Hain Celestial Group, Inc. (The)(b)	143,368	4,408,566
Sprouts Farmers Market, Inc.(b)	191,966	3,656,952

		46,946,237

Financials-3.52%
Brown & Brown, Inc.	288,271	12,542,671
FactSet Research Systems, Inc.	41,630	12,759,595

		25,302,266

Health Care-24.14%
Amedisys, Inc.(b)	58,177	15,067,843
Arrowhead Pharmaceuticals, Inc.(b)	116,535	6,677,456
Bio-Techne Corp.	52,089	13,147,784
Charles River Laboratories International, Inc.(b)	72,567	16,523,506
Chemed Corp.	16,746	8,009,947
Emergent BioSolutions, Inc.(b)	104,755	9,424,807
LHC Group, Inc.(b)	48,881	10,585,181
Ligand Pharmaceuticals, Inc.(b)(c)	15,800	1,302,710
Masimo Corp.(b)	78,424	17,552,860
Molina Healthcare, Inc.(b)	74,222	13,840,176
Patterson Cos., Inc.	108,088	2,688,689
Penumbra, Inc.(b)	39,725	10,369,417
Quidel Corp.(b)	85,860	23,035,379
Repligen Corp.(b)	82,128	13,680,061
Syneos Health, Inc.(b)	56,063	2,975,824
United Therapeutics Corp.(b)	66,219	8,888,576

		173,770,216

Industrials-16.97%
Axon Enterprise, Inc.(b)	51,943	5,137,163
Builders FirstSource, Inc.(b)	118,692	3,596,368
CoreLogic, Inc.	106,765	8,213,431
FTI Consulting, Inc.(b)	32,007	3,151,409
Generac Holdings, Inc.(b)	141,225	29,678,434
Knight-Swift Transportation Holdings, Inc.	133,375	5,066,916

	Shares	Value
Industrials-(continued)
MSA Safety, Inc.	30,125	$3,974,090
Nordson Corp.	67,559	13,067,937
Stericycle, Inc.(b)	100,293	6,248,254
Sunrun, Inc.(b)	197,081	10,252,154
Tetra Tech, Inc.	44,513	4,491,807
Trex Co., Inc.(b)	184,370	12,821,090
Watsco, Inc.	60,179	13,488,521
Werner Enterprises, Inc.	78,926	3,000,766

		122,188,340

Information Technology-25.05%
Ceridian HCM Holding, Inc.(b)	167,231	14,418,657
Ciena Corp.(b)	178,907	7,047,147
Cirrus Logic, Inc.(b)	67,234	4,630,405
Cognex Corp.	241,508	15,915,377
Enphase Energy, Inc.(b)	194,148	19,043,977
Fair Isaac Corp.(b)	28,384	11,110,917
II-VI, Inc.(b)	99,676	4,532,268
Lumentum Holdings, Inc.(b)	118,169	9,771,395
MKS Instruments, Inc.	71,679	7,769,287
Monolithic Power Systems, Inc.	75,447	24,112,861
Paylocity Holding Corp.(b)	38,569	7,155,321
PTC, Inc.(b)	116,407	9,764,219
Qualys, Inc.(b)	53,917	4,736,608
SolarEdge Technologies, Inc.(b)	112,727	29,048,621
Synaptics, Inc.(b)	76,990	5,902,823
SYNNEX Corp.	40,745	5,363,672

		180,323,555

Materials-4.33%
Royal Gold, Inc.	62,839	7,465,902
RPM International, Inc.	135,843	11,501,827
Scotts Miracle-Gro Co. (The)	54,639	8,198,582
Silgan Holdings, Inc.	116,470	4,012,391

		31,178,702

Real Estate-5.12%
CoreSite Realty Corp.	54,542	6,510,133
CyrusOne, Inc.	177,161	12,587,289
EastGroup Properties, Inc.	31,768	4,227,685
First Industrial Realty Trust, Inc.	120,348	4,791,054
Medical Properties Trust, Inc.	490,925	8,748,284

		36,864,445

Total Common Stocks & Other Equity Interests (Cost $622,681,496)		719,511,063

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $408,269)	408,269	408,269

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $623,089,765)		719,919,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Momentum ETF (XMMO)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.18%
Invesco Private Government Fund, 0.04%(d)(e)(f)	527,753	$527,753
Invesco Private Prime Fund, 0.11%(d)(e)(f)	791,392	791,630

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,319,379)		1,319,383

TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $624,409,144)		721,238,715
OTHER ASSETS LESS LIABILITIES-(0.19)%		(1,399,817)

NET ASSETS-100.00%		$719,838,898

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,144,008	$(1,735,739)	$-	$-	$408,269	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	388,090	6,566,617	(6,954,707)	-	-	-	130
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,859,473	29,432,872	(30,764,592)	-	-	527,753	692	*
Invesco Private Prime Fund	-	5,972,196	(5,180,597)	4	27	791,630	521	*

Total	$2,247,563	$44,115,693	$(44,635,635)	$4	$27	$1,727,652	$1,350

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Momentum ETF (XMMO)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Information Technology	25.05

Health Care	24.14

Industrials	16.97

Consumer Discretionary	11.22

Consumer Staples	6.52

Real Estate	5.12

Materials	4.33

Financials	3.52

Communication Services	3.08

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P MidCap Quality ETF (XMHQ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.73%
New York Times Co. (The), Class A	29,429	$1,167,154

Consumer Discretionary-7.99%
Adtalem Global Education, Inc.(b)	9,702	227,415
Cracker Barrel Old Country Store, Inc.	4,213	479,524
Deckers Outdoor Corp.(b)	6,362	1,611,940
Gentex Corp.	54,944	1,520,300
KB Home	15,470	498,907
Murphy USA, Inc.(b)	5,301	648,259
TRI Pointe Group, Inc.(b)	24,020	394,649

		5,380,994

Consumer Staples-1.02%
Lancaster Colony Corp.	3,504	582,155
Tootsie Roll Industries, Inc.(c)	3,426	102,369

		684,524

Financials-17.61%
Affiliated Managers Group, Inc.	8,015	604,090
Bank of Hawaii Corp.	6,929	420,175
Bank OZK	22,592	559,830
Brighthouse Financial, Inc.(b)	17,619	583,189
Eaton Vance Corp.	21,403	1,279,685
FactSet Research Systems, Inc.	9,981	3,059,176
Federated Hermes, Inc., Class B	16,920	404,388
First Financial Bankshares, Inc.	24,291	724,115
Home BancShares, Inc.	29,787	494,464
International Bancshares Corp.	9,817	271,735
SEI Investments Co.	25,371	1,246,985
Signature Bank.	9,820	792,867
SLM Corp.	92,923	853,962
Sterling Bancorp	41,847	559,913

		11,854,574

Health Care-6.31%
Arrowhead Pharmaceuticals, Inc.(b)	20,612	1,181,068
Chemed Corp.	3,139	1,501,446
Haemonetics Corp.(b)	11,128	1,124,930
Patterson Cos., Inc.	17,733	441,108

		4,248,552

Industrials-33.99%
Acuity Brands, Inc.	7,368	656,784
AGCO Corp.	10,501	808,892
Donaldson Co., Inc.	24,074	1,143,515
Generac Holdings, Inc.(b)	11,568	2,431,015
Graco, Inc.	33,158	2,052,480
Healthcare Services Group, Inc.	14,596	333,956
Herman Miller, Inc.	10,479	319,295
HNI Corp.	6,918	225,181
Hubbell, Inc.	10,136	1,474,889
ITT, Inc.	15,126	915,274
Landstar System, Inc.	11,241	1,401,753
Lincoln Electric Holdings, Inc.	12,041	1,226,015
ManpowerGroup, Inc.	10,911	740,530
MSA Safety, Inc.	6,849	903,520
MSC Industrial Direct Co., Inc., Class A	8,947	623,248
Nordson Corp.	10,078	1,949,388
nVent Electric PLC	25,110	453,235

	Shares	Value
Industrials-(continued)
Oshkosh Corp.	12,778	$860,726
Regal Beloit Corp.	7,301	720,244
Tetra Tech, Inc.	9,988	1,007,889
Trex Co., Inc.(b)	21,475	1,493,371
Werner Enterprises, Inc.	9,551	363,129
Woodward, Inc.	9,796	779,272

		22,883,601

Information Technology-17.36%
Ciena Corp.(b)	29,664	1,168,465
Cirrus Logic, Inc.(b)	10,618	731,262
Cognex Corp.	30,411	2,004,085
Coherent, Inc.(b)	4,230	529,342
InterDigital, Inc.	6,294	352,338
Littelfuse, Inc.	4,239	839,068
LiveRamp Holdings, Inc.(b)	14,777	976,612
Manhattan Associates, Inc.(b)	13,949	1,192,640
National Instruments Corp.	23,926	748,405
NetScout Systems, Inc.(b)	12,000	246,240
SYNNEX Corp.	7,249	954,258
Trimble, Inc.(b)	40,496	1,949,072

		11,691,787

Materials-12.08%
Avient Corp.	22,953	713,150
Cabot Corp.	9,136	347,259
Minerals Technologies, Inc.	6,220	340,172
NewMarket Corp.	1,727	617,731
Reliance Steel & Aluminum Co.	12,241	1,334,146
Royal Gold, Inc.	14,201	1,687,221
Scotts Miracle-Gro Co. (The)	7,358	1,104,068
Sensient Technologies Corp.	7,346	480,649
Steel Dynamics, Inc.	38,872	1,223,690
Worthington Industries, Inc.	5,737	282,318

		8,130,404

Real Estate-1.83%
PS Business Parks, Inc.	4,226	481,891
Sabra Health Care REIT, Inc.	34,459	453,480
Weingarten Realty Investors	18,815	298,406

		1,233,777

Total Common Stocks & Other Equity Interests (Cost $62,488,026)		67,275,367

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $118,708)	118,708	118,708

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $62,606,734)		67,394,075

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.15%
Invesco Private Government Fund, 0.04%(d)(e)(f)	42,219	42,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P MidCap Quality ETF (XMHQ)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	62,038	$62,056

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,275)		104,275

TOTAL INVESTMENTS IN SECURITIES-100.25% (Cost $62,711,009)		67,498,350
OTHER ASSETS LESS LIABILITIES-(0.25)%		(170,821)

NET ASSETS-100.00%		$67,327,529

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$302,204	$(183,496)	$-	$-	$118,708	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	113,570	1,381,450	(1,495,020)	-	-	-	32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	658,378	2,472,812	(3,088,971)	-	-	42,219	44	*
Invesco Private Prime Fund	-	871,403	(809,369)	-	22	62,056	34	*

Total	$771,948	$5,027,869	$(5,576,856)	$-	$22	$222,983	$112

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap Quality ETF (XMHQ)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Industrials	33.99

Financials	17.61

Information Technology	17.36

Materials	12.08

Consumer Discretionary	7.99

Health Care	6.31

Sector Types Each Less Than 3%	4.58

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P MidCap Value with Momentum ETF (XMVM)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-0.66%
John Wiley & Sons, Inc., Class A	9,120	$282,355

Consumer Discretionary-17.67%
Adient PLC(b)	23,417	496,909
AutoNation, Inc.(b)	21,449	1,216,802
Dana, Inc.	63,195	884,098
Dick’s Sporting Goods, Inc.	15,809	895,580
KB Home	16,524	532,899
Murphy USA, Inc.(b)	4,669	570,972
Skechers U.S.A., Inc., Class A(b)	11,035	349,920
Taylor Morrison Home Corp., Class A(b)	35,516	767,146
Thor Industries, Inc.	3,867	327,071
Toll Brothers, Inc.	18,595	786,196
TRI Pointe Group, Inc.(b)	43,329	711,895

		7,539,488

Consumer Staples-5.51%
BJ’s Wholesale Club Holdings, Inc.(b)	12,264	469,589
Darling Ingredients, Inc.(b)	18,475	794,425
Ingredion, Inc.	4,460	316,169
Pilgrim’s Pride Corp.(b)	26,959	451,294
Sprouts Farmers Market, Inc.(b)	16,696	318,059

		2,349,536

Energy-2.70%
CNX Resources Corp.(b)	39,036	378,649
World Fuel Services Corp.	36,695	772,430

		1,151,079

Financials-27.69%
Alleghany Corp.	855	467,625
BancorpSouth Bank	20,607	482,410
Bank OZK	22,511	557,823
Cathay General Bancorp	17,946	422,269
CNO Financial Group, Inc.	54,460	966,665
F.N.B. Corp.	93,402	706,119
Federated Hermes, Inc., Class B	16,808	401,711
First American Financial Corp.	9,774	435,823
Genworth Financial, Inc., Class A(b)	346,273	1,360,853
Hanover Insurance Group, Inc. (The)	4,099	392,110
Home BancShares, Inc.	29,142	483,757
International Bancshares Corp.	15,168	419,850
Kemper Corp.	7,754	478,112
New York Community Bancorp, Inc.	46,864	389,440
Old Republic International Corp.	27,920	454,538
Prosperity Bancshares, Inc.	6,430	354,357
RenaissanceRe Holdings Ltd. (Bermuda)	1,936	313,090
Signature Bank	3,935	317,712
SLM Corp.	58,174	534,619
Stifel Financial Corp.	10,512	614,531
United Bankshares, Inc.	16,104	422,408
Valley National Bancorp	63,156	482,512
Washington Federal, Inc.	16,783	357,310

		11,815,644

Health Care-5.68%
Acadia Healthcare Co., Inc.(b)	17,418	620,952
Patterson Cos., Inc.	31,603	786,125

	Shares	Value
Health Care-(continued)
Tenet Healthcare Corp.(b)	24,903	$611,119
United Therapeutics Corp.(b)	3,039	407,925

		2,426,121

Industrials-20.18%
AECOM(b)	10,639	477,053
AGCO Corp.	8,163	628,796
Dycom Industries, Inc.(b)	11,800	766,292
EMCOR Group, Inc.	8,555	583,365
EnerSys	5,704	408,406
GATX Corp.	7,063	482,262
KAR Auction Services, Inc.	31,979	465,614
Knight-Swift Transportation Holdings, Inc.	9,577	363,830
ManpowerGroup, Inc.	11,470	778,469
MasTec, Inc.(b)	14,758	732,587
Oshkosh Corp.	6,291	423,762
Regal Beloit Corp.	4,894	482,793
Timken Co. (The)	10,121	604,224
Trinity Industries, Inc.	24,278	457,398
Valmont Industries, Inc.	3,298	468,151
XPO Logistics, Inc.(b)	5,437	489,330

		8,612,332

Information Technology-7.38%
Jabil, Inc.	23,470	777,796
KBR, Inc.	15,283	340,658
NCR Corp.(b)	33,769	686,186
SYNNEX Corp.	7,283	958,734
Vishay Intertechnology, Inc.	23,840	386,685

		3,150,059

Materials-8.83%
Avient Corp.	21,019	653,060
Cabot Corp.	10,149	385,763
Commercial Metals Co.	38,940	804,111
Greif, Inc., Class A	17,989	730,174
Reliance Steel & Aluminum Co.	5,275	574,922
Steel Dynamics, Inc.	19,743	621,510

		3,769,540

Real Estate-2.50%
Cousins Properties, Inc.	11,959	304,715
Sabra Health Care REIT, Inc.	31,439	413,737
Spirit Realty Capital, Inc.	11,530	346,477

		1,064,929

Utilities-1.10%
MDU Resources Group, Inc.	19,853	471,707

Total Common Stocks & Other Equity Interests (Cost $44,263,625)		42,632,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap Value with Momentum ETF (XMVM)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $131,852)	131,852	$131,852

TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $44,395,477)		42,764,642
OTHER ASSETS LESS LIABILITIES-(0.21)%		(88,540)

NET ASSETS-100.00%		$42,676,102

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	$-	$318,782	$(186,930)	$-	$-	$131,852	$2
Invesco Premier U.S. Government Money
Portfolio, Institutional Class	120,521	938,913	(1,059,434)	-	-	-	36
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,133,001	4,713,878	(6,846,879)	-	-	-	50	*
Invesco Private Prime Fund	-	847,669	(847,679)	-	10	-	11	*

Total	$2,253,522	$6,819,242	$(8,940,922)	$-	$10	$131,852	$99

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P MidCap Value with Momentum ETF (XMVM)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	27.69

Industrials	20.18

Consumer Discretionary	17.67

Materials	8.83

Information Technology	7.38

Health Care	5.68

Consumer Staples	5.51

Sector Types Each Less Than 3%	6.96

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Momentum ETF (XSMO)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.91%
Cogent Communications Holdings, Inc.	28,200	$1,573,560
Consolidated Communications Holdings, Inc.(b)	37,626	175,713
Glu Mobile, Inc.(b)	57,931	414,786
Shenandoah Telecommunications Co.	22,797	994,405
TechTarget, Inc.(b)	16,651	729,314

		3,887,778

Consumer Discretionary-22.84%
Big Lots, Inc.	19,628	934,293
Cavco Industries, Inc.(b)	2,873	494,558
Century Communities, Inc.(b)	11,406	443,009
Crocs, Inc.(b)	34,699	1,815,799
El Pollo Loco Holdings, Inc.(b)	15,012	211,969
Hibbett Sports, Inc.(b)	6,347	239,980
Installed Building Products, Inc.(b)	11,036	999,199
LCI Industries	13,397	1,469,115
LGI Homes, Inc.(b)	12,502	1,336,214
Lumber Liquidators Holdings, Inc.(b)	24,249	536,388
M.D.C. Holdings, Inc.	20,625	897,600
M/I Homes, Inc.(b)	9,623	393,773
MarineMax, Inc.(b)	14,161	424,547
Meritage Homes Corp.(b)	20,852	1,816,001
Patrick Industries, Inc.	9,673	539,270
PetMed Express, Inc.(c)	14,798	437,725
Rent-A-Center, Inc.	16,322	504,350
Shutterstock, Inc.	13,064	855,039
Sonic Automotive, Inc., Class A	10,777	388,618
Stamps.com, Inc.(b)	16,041	3,580,993
Sturm Ruger & Co., Inc.	12,007	802,788
Vista Outdoor, Inc.(b)	47,359	936,287
Winnebago Industries, Inc.	17,434	818,526
YETI Holdings, Inc.(b)	36,450	1,803,546

		22,679,587

Consumer Staples-5.20%
B&G Foods, Inc.(c)	45,180	1,199,981
Central Garden & Pet Co.(b)	4,385	170,840
Central Garden & Pet Co., Class A(b)	17,850	631,711
John B. Sanfilippo & Son, Inc.	3,081	224,173
Medifast, Inc.	6,971	979,356
National Beverage Corp.(b)(c)	7,216	564,941
Seneca Foods Corp., Class A(b)	2,709	99,827
SpartanNash Co.	25,118	462,422
United Natural Foods, Inc.(b)	32,445	472,724
USANA Health Sciences, Inc.(b)	4,680	354,042

		5,160,017

Energy-1.55%
Renewable Energy Group, Inc.(b)	27,353	1,542,709

Financials-8.81%
Brightsphere Investment Group, Inc.	24,365	336,237
HCI Group, Inc.	2,530	118,859
Kinsale Capital Group, Inc.	19,365	3,630,357
Palomar Holdings, Inc.(b)	19,757	1,761,732
PRA Group, Inc.(b)	19,248	656,934
StoneX Group, Inc.(b)	7,183	380,555

	Shares	Value
Financials-(continued)
Trupanion, Inc.(b)	18,993	$1,358,759
Virtus Investment Partners, Inc.	3,150	502,583

		8,746,016

Health Care-13.43%
Addus HomeCare Corp.(b)	5,620	548,343
Community Health Systems, Inc.(b)	82,150	512,616
Corcept Therapeutics, Inc.(b)	52,031	873,080
Cytokinetics, Inc.(b)	45,151	693,971
Heska Corp.(b)	3,422	401,503
Luminex Corp.	34,121	752,027
Meridian Bioscience, Inc.(b)	35,537	609,460
NeoGenomics, Inc.(b)	67,102	2,632,412
OraSure Technologies, Inc.(b)	62,526	934,138
Owens & Minor, Inc.	58,209	1,462,210
Pacira BioSciences, Inc.(b)	17,601	920,532
Pennant Group, Inc. (The)(b)	10,261	427,473
Providence Service Corp. (The)(b)	7,009	823,908
Select Medical Holdings Corp.(b)	35,974	754,735
Simulations Plus, Inc.	12,128	786,137
Zynex, Inc.(b)(c)	15,608	199,939

		13,332,484

Industrials-14.90%
AAON, Inc.	15,815	923,754
AeroVironment, Inc.(b)	11,890	907,920
Arcosa, Inc.	17,128	790,800
Astec Industries, Inc.	12,707	645,516
Comfort Systems USA, Inc.	14,068	644,314
Echo Global Logistics, Inc.(b)	10,469	282,349
Exponent, Inc.	25,098	1,746,570
Gibraltar Industries, Inc.(b)	14,336	823,603
Griffon Corp.	20,967	449,533
Hub Group, Inc., Class A(b)	13,632	683,372
Marten Transport Ltd.	31,364	481,281
Saia, Inc.(b)	16,724	2,469,466
SPX Corp.(b)	17,801	754,584
UFP Industries, Inc.	33,973	1,695,592
Vicor Corp.(b)	19,143	1,493,154

		14,791,808

Information Technology-22.49%
Advanced Energy Industries, Inc.(b)	15,780	1,064,677
Alarm.com Holdings, Inc.(b)	25,671	1,497,389
Applied Optoelectronics, Inc.(b)(c)	9,769	85,772
Axcelis Technologies, Inc.(b)	23,950	528,576
Badger Meter, Inc.	11,636	853,384
Brooks Automation, Inc.	38,165	1,782,305
CEVA, Inc.(b)	12,186	491,340
Cohu, Inc.	16,655	361,913
Diodes, Inc.(b)	17,378	1,004,970
Fabrinet (Thailand)(b)	19,726	1,183,955
FARO Technologies, Inc.(b)	6,310	380,114
FormFactor, Inc.(b)	56,391	1,598,685
Ichor Holdings Ltd.(b)	9,303	216,388
Itron, Inc.(b)	13,540	920,043
LivePerson, Inc.(b)	25,049	1,339,120
NIC, Inc.	29,994	672,465
OneSpan, Inc.(b)	30,929	678,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Onto Innovation, Inc.(b)	19,240	$617,027
PC Connection, Inc.	5,293	241,096
PDF Solutions, Inc.(b)	24,040	450,510
Perficient, Inc.(b)	11,369	445,210
Photronics, Inc.(b)	27,082	264,049
Plexus Corp.(b)	12,695	882,810
Power Integrations, Inc.	30,522	1,837,730
Rambus, Inc.(b)	45,311	624,839
SPS Commerce, Inc.(b)	19,189	1,642,386
Ultra Clean Holdings, Inc.(b)	31,234	664,972

		22,329,998

Materials-1.90%
Boise Cascade Co.	29,251	1,122,654
Clearwater Paper Corp.(b)	10,428	387,400
FutureFuel Corp.	16,619	197,600
Hawkins, Inc.	3,916	182,916

		1,890,570

Real Estate-4.90%
Community Healthcare Trust, Inc.	7,405	342,852
Easterly Government Properties, Inc.	47,973	1,002,636
Investors Real Estate Trust	5,230	352,554
Lexington Realty Trust	127,786	1,268,915
Realogy Holdings Corp.(b)	61,615	687,623
Safehold, Inc.(c)	7,972	548,633
Uniti Group, Inc.	75,249	663,696

		4,866,909

Total Common Stocks & Other Equity Interests (Cost $89,605,047)		99,227,876

	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $113,446)	113,446	$113,446

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $89,718,493)		99,341,322

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.99%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,189,228	1,189,228
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,783,308	1,783,842

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,973,061)		2,973,070

TOTAL INVESTMENTS IN SECURITIES-103.04% (Cost $92,691,554)		102,314,392
OTHER ASSETS LESS LIABILITIES-(3.04)%		(3,019,290)

NET ASSETS-100.00%.		$99,295,102

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$201,741	$161,333	$(349,061)	$684,640	$(698,653)	$-	$32,340
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	471,693	(358,247)	-	-	113,446	2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	138,802	569,190	(707,992)	-	-	-	31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,981,012	12,708,282	(13,500,066)	-	-	1,189,228	297	*
Invesco Private Prime Fund	-	4,332,017	(2,548,312)	9	128	1,783,842	301	*

Total	$2,321,555	$18,242,515	$(17,463,678)	$684,649	$(698,525)	$3,086,516	$32,971

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2020

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Consumer Discretionary	22.84

Information Technology	22.49

Industrials	14.90

Health Care	13.43

Financials	8.81

Consumer Staples	5.20

Real Estate	4.90

Communication Services	3.91

Sector Types Each Less Than 3%	3.45

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-0.89%
Consolidated Communications Holdings, Inc.(b)	77,816	$363,401
Scholastic Corp.	16,192	319,954

		683,355

Consumer Discretionary-26.44%
Asbury Automotive Group, Inc.(b)	8,260	850,615
Big Lots, Inc.	16,160	769,216
Bloomin’ Brands, Inc.	38,077	532,316
Cato Corp. (The), Class A	58,146	355,854
Century Communities, Inc.(b)	20,344	790,161
Cooper Tire & Rubber Co.	19,804	681,060
Core-Mark Holding Co., Inc.	31,507	861,716
GameStop Corp., Class A(b)(c)	142,911	1,496,278
Genesco, Inc.(b)	48,033	851,145
Group 1 Automotive, Inc.	15,088	1,600,535
Guess?, Inc.	67,771	798,342
Hibbett Sports, Inc.(b)	30,232	1,143,072
M.D.C. Holdings, Inc.	14,658	637,916
M/I Homes, Inc.(b)	17,664	722,811
MarineMax, Inc.(b)	28,574	856,649
Meritage Homes Corp.(b)	6,636	577,929
Motorcar Parts of America, Inc.(b)	28,677	422,412
ODP Corp. (The)	37,680	734,760
Red Robin Gourmet Burgers, Inc.(b)(c)	64,034	770,969
Rent-A-Center, Inc.	17,578	543,160
Shoe Carnival, Inc.(c)	18,656	577,963
Signet Jewelers Ltd.	103,689	2,310,191
Sonic Automotive, Inc., Class A	25,958	936,046
Zumiez, Inc.(b)	18,575	520,100

		20,341,216

Consumer Staples-5.22%
Chefs’ Warehouse, Inc. (The)(b)	32,235	435,817
Fresh Del Monte Produce, Inc.	28,363	610,655
Seneca Foods Corp., Class A(b)	20,570	758,005
SpartanNash Co.	48,229	887,896
United Natural Foods, Inc.(b)	55,540	809,218
Universal Corp.	12,973	516,974

		4,018,565

Energy-9.76%
Archrock, Inc.	73,535	436,062
Bonanza Creek Energy, Inc.(b)	47,508	841,367
Bristow Group, Inc.(b)	56,861	1,181,571
Dorian LPG Ltd.(b)	89,913	737,287
Exterran Corp.(b)	68,561	290,013
Helix Energy Solutions Group, Inc.(b)	196,195	486,564
Laredo Petroleum, Inc.(b)(c)	41,025	329,841
Matrix Service Co.(b)	54,262	412,391
Penn Virginia Corp.(b)(c)	105,432	809,718
Renewable Energy Group, Inc.(b)	23,269	1,312,371
REX American Resources Corp.(b)	6,869	499,308
SM Energy Co.	108,041	173,946

		7,510,439

Financials-22.79%
American Equity Investment Life Holding Co.	29,685	736,782
Ameris Bancorp	21,201	621,189

	Shares	Value
Financials-(continued)
Apollo Commercial Real Estate Finance, Inc.	53,903	$468,956
Axos Financial, Inc.(b)	20,586	561,174
Banner Corp.	12,667	467,032
Columbia Banking System, Inc.	18,160	515,926
Dime Community Bancshares, Inc.	31,785	402,080
Encore Capital Group, Inc.(b)	14,735	470,488
Enova International, Inc.(b)	32,916	505,261
Flagstar Bancorp, Inc.	17,788	522,078
Granite Point Mortgage Trust, Inc.	118,231	796,877
HomeStreet, Inc.	19,301	599,682
Hope Bancorp, Inc.	62,207	502,010
Horace Mann Educators Corp.	12,928	438,388
Invesco Mortgage Capital, Inc.(c)(d)	222,963	602,000
Meta Financial Group, Inc.	30,311	889,325
Northfield Bancorp, Inc.	44,026	447,304
OFG Bancorp	40,235	578,982
Old National Bancorp	35,557	497,087
Pacific Premier Bancorp, Inc.	25,498	650,199
Piper Sandler Cos	7,380	615,861
Preferred Bank.	11,095	375,344
Simmons First National Corp., Class A	33,459	568,468
Stewart Information Services Corp.	17,684	749,625
StoneX Group, Inc.(b)	21,206	1,123,494
United Community Banks, Inc.	23,587	493,912
Veritex Holdings, Inc.	27,657	545,673
Virtus Investment Partners, Inc.	4,319	689,096
Waddell & Reed Financial, Inc., Class A	32,394	497,248
Walker & Dunlop, Inc.	9,659	607,358

		17,538,899

Health Care-7.32%
Invacare Corp.	83,523	677,372
Magellan Health, Inc.(b)	8,046	581,485
Owens & Minor, Inc.	132,934	3,339,302
Select Medical Holdings Corp.(b)	27,479	576,509
Vanda Pharmaceuticals, Inc.(b)	42,557	454,934

		5,629,602

Industrials-13.65%
AAR Corp.	26,889	523,260
ABM Industries, Inc.	16,644	577,880
Aegion Corp.(b)	30,776	434,249
Arcosa, Inc.	11,507	531,278
Atlas Air Worldwide Holdings, Inc.(b)	13,366	790,732
Echo Global Logistics, Inc.(b)	25,266	681,424
Encore Wire Corp.	9,151	422,868
Foundation Building Materials, Inc.(b)	37,238	542,185
GMS, Inc.(b)	25,977	587,080
Griffon Corp.	29,365	629,586
Hub Group, Inc., Class A(b)	10,137	508,168
Kelly Services, Inc., Class A	62,699	1,089,709
Matson, Inc.	14,652	761,171
Meritor, Inc.(b)	25,135	611,786
MYR Group, Inc.(b)	20,520	877,230
Powell Industries, Inc.	18,116	428,081
SkyWest, Inc.	17,500	508,025

		10,504,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-7.02%
Benchmark Electronics, Inc.	26,991	$562,223
Comtech Telecommunications Corp.	31,499	453,586
Digi International, Inc.(b)	41,041	604,534
Insight Enterprises, Inc.(b)	11,782	628,570
PC Connection, Inc.	10,677	486,337
Photronics, Inc.(b)	38,097	371,446
Sanmina Corp.(b)	22,576	551,757
Sykes Enterprises, Inc.(b)	16,054	549,689
TTM Technologies, Inc.(b)	45,247	537,082
Unisys Corp.(b)	50,168	659,207

		5,404,431

Materials-2.50%
Boise Cascade Co.	15,036	577,081
Clearwater Paper Corp.(b)	16,019	595,106
Koppers Holdings, Inc.(b)	33,332	747,637

		1,919,824

Real Estate-4.35%
DiamondRock Hospitality Co.	90,864	448,868
Franklin Street Properties Corp.	81,351	341,674
Global Net Lease, Inc.	30,246	430,401
iStar, Inc.	50,875	600,325
Kite Realty Group Trust	39,876	413,115
Office Properties Income Trust	16,604	305,680
Summit Hotel Properties, Inc.	85,567	451,794
Washington REIT	20,415	356,854

		3,348,711

Total Common Stocks & Other Equity Interests (Cost $77,212,069)		76,899,754

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $29,956)	29,956	$29,956

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $77,242,025)		76,929,710

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.32%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,637,026	1,637,026
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,454,802	2,455,538

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,092,564)		4,092,564

TOTAL INVESTMENTS IN SECURITIES-105.30% (Cost $81,334,589)		81,022,274
OTHER ASSETS LESS LIABILITIES-(5.30)%		(4,077,787)

NET ASSETS-100.00%		$76,944,487

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$96,067	$909,496	$(91,988)	$(256,105)	$(55,470)	$602,000	$31,333
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	298,243	(268,287)	-	-	29,956	1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	113,995	1,634,760	(1,748,755)	-	-	-	37
Investments Purchased with Cash Collateral from Securities on Loan:

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Private Government Fund	$2,256,766	$19,790,574	$(20,410,314)	$-	$-	$1,637,026	$605	*
Invesco Private Prime Fund	-	8,059,068	(5,603,727)	-	197	2,455,538	602	*

Total	$2,466,828	$30,692,141	$(28,123,071)	$(256,105)	$(55,273)	$4,724,520	$32,578

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Consumer Discretionary	26.44

Financials	22.79

Industrials	13.65

Energy	9.76

Health Care	7.32

Information Technology	7.02

Consumer Staples	5.22

Real Estate	4.35

Sector Types Each Less Than 3%	3.39

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Zacks Mid-Cap ETF (CZA)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Consumer Discretionary-6.62%
Fiat Chrysler Automobiles N.V. (United Kingdom)(b)	333,935	$4,104,061
Garmin Ltd.	32,770	3,408,735
Lear Corp.	11,190	1,351,864
Mohawk Industries, Inc.(b)	12,768	1,317,530
NVR, Inc.(b)	632	2,498,353
Service Corp. International	27,990	1,296,217

		13,976,760

Consumer Staples-3.15%
Church & Dwight Co., Inc.	40,002	3,535,777
Coca-Cola European Partners PLC (United Kingdom)	87,297	3,117,376

		6,653,153

Energy-5.93%
ONEOK, Inc.	81,728	2,370,112
Pembina Pipeline Corp. (Canada)	98,037	2,051,914
Schlumberger Ltd.	271,887	4,061,992
Williams Cos., Inc. (The)	209,758	4,025,256

		12,509,274

Financials-13.12%
Arch Capital Group Ltd.(b)	70,287	2,123,370
Arthur J. Gallagher & Co.	32,247	3,344,336
CNA Financial Corp.	48,137	1,434,001
Eaton Vance Corp.	19,973	1,194,186
Everest Re Group Ltd.	6,771	1,334,429
Fifth Third Bancorp	125,833	2,921,842
Hartford Financial Services Group, Inc. (The)	62,274	2,398,795
KeyCorp	176,166	2,286,635
M&T Bank Corp.	23,894	2,474,941
Nasdaq, Inc.	26,994	3,266,004
Principal Financial Group, Inc.	47,684	1,870,166
SEI Investments Co.	23,993	1,179,256
W.R. Berkley Corp.	30,769	1,849,832

		27,677,793

Health Care-11.35%
Bruker Corp.	25,231	1,073,327
Cardinal Health, Inc.	49,120	2,249,205
Charles River Laboratories International, Inc.(b)	8,410	1,914,957
Chemed Corp.	2,637	1,261,330
Hill-Rom Holdings, Inc.	11,198	1,019,802
ICON PLC (Ireland)(b)	8,667	1,562,660
Laboratory Corp. of America Holdings(b)	16,423	3,280,823
McKesson Corp.	27,666	4,080,458
PRA Health Sciences, Inc.(b)	11,301	1,101,169
ResMed, Inc.	24,258	4,656,081
Universal Health Services, Inc., Class B	15,884	1,740,092

		23,939,904

Industrials-16.19%
ADT, Inc.(c)	135,709	894,322
AGCO Corp.	13,143	1,012,405
AMETEK, Inc.	39,498	3,878,704
Donaldson Co., Inc.	22,445	1,066,138
Dover Corp.	24,854	2,751,586
Generac Holdings, Inc.(b)	10,609	2,229,481

	Shares	Value
Industrials-(continued)
Graco, Inc.	28,127	$1,741,061
Hubbell, Inc.	9,414	1,369,831
IDEX Corp.	13,111	2,233,983
ITT, Inc.	15,400	931,854
Jacobs Engineering Group, Inc.	22,644	2,151,180
Masco Corp.	45,624	2,445,446
Nordson Corp.	10,136	1,960,607
Owens Corning.	18,221	1,192,929
Pentair PLC	28,700	1,428,112
Schneider National, Inc., Class B	30,328	669,036
Sensata Technologies Holding PLC(b)	27,425	1,198,747
Tetra Tech, Inc.	8,936	901,732
Toro Co. (The)	17,942	1,473,038
TransUnion	32,947	2,624,558

		34,154,750

Information Technology-9.08%
Booz Allen Hamilton Holding Corp.	22,972	1,803,302
CACI International, Inc., Class A(b)	4,238	883,750
CDW Corp.	23,756	2,912,486
Dolby Laboratories, Inc., Class A	16,810	1,262,095
Gartner, Inc.(b)	15,560	1,868,756
Genpact Ltd.	32,350	1,111,870
HP, Inc.	236,842	4,253,682
Leidos Holdings, Inc.	23,263	1,930,829
SolarWinds Corp.(b)(c)	51,766	1,057,579
Trimble, Inc.(b)	43,119	2,075,317

		19,159,666

Materials-13.88%
AptarGroup, Inc.	11,056	1,261,379
Avery Dennison Corp.	14,667	2,029,766
Celanese Corp.	21,196	2,405,958
Corteva, Inc.	127,293	4,198,123
Crown Holdings, Inc.(b)	22,645	1,942,941
FMC Corp.	22,705	2,332,712
Huntsman Corp.	39,763	965,843
Kirkland Lake Gold Ltd. (Canada)	48,751	2,224,021
Nucor Corp.	54,823	2,618,346
Nutrien Ltd. (Canada)	99,192	4,035,131
Reliance Steel & Aluminum Co.	11,066	1,206,083
Royal Gold, Inc.	11,459	1,361,444
RPM International, Inc.	21,939	1,857,575
Sonoco Products Co.	17,413	851,322

		29,290,644

Real Estate-7.86%
Camden Property Trust	16,027	1,478,330
Duke Realty Corp.	62,445	2,372,285
EastGroup Properties, Inc.	6,772	901,218
Equity LifeStyle Properties, Inc.	30,167	1,785,585
Essex Property Trust, Inc.	11,287	2,309,207
Gaming and Leisure Properties, Inc.	35,781	1,300,639
Healthpeak Properties, Inc.	89,081	2,402,515
Rexford Industrial Realty, Inc.	21,058	978,355
STAG Industrial, Inc.	26,230	816,278
Sun Communities, Inc.	16,206	2,230,432

		16,574,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Utilities-12.77%
Alliant Energy Corp.	41,412	$2,289,255
American Water Works Co., Inc.	28,925	4,353,502
Avangrid, Inc.	51,503	2,541,158
Edison International	62,668	3,511,915
Entergy Corp.	32,785	3,318,498
Fortis, Inc. (Canada)	75,820	2,994,890
MDU Resources Group, Inc.	34,516	820,100
OGE Energy Corp.	32,920	1,012,948
Pinnacle West Capital Corp.	17,955	1,464,589
Public Service Enterprise Group, Inc.	79,860	4,643,859

		26,950,714

Total Common Stocks & Other Equity Interests (Cost $200,168,596)		210,887,502

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $311,188)	311,188	311,188

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $200,479,784)		211,198,690

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.53%
Invesco Private Government Fund, 0.04%(d)(e)(f)	445,876	$445,876
Invesco Private Prime Fund, 0.11%(d)(e)(f)	668,614	668,815

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,114,691)		1,114,691

TOTAL INVESTMENTS IN SECURITIES-100.63% (Cost $201,594,475)		212,313,381
OTHER ASSETS LESS LIABILITIES-(0.63)%		(1,332,514)

NET ASSETS-100.00%		$210,980,867

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,217,329	$(906,141)	$-	$-	$311,188	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	414,215	2,096,800	(2,511,015)	-	-	-	120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,505,994	28,100,154	(32,160,272)	-	-	445,876	329	*
Invesco Private Prime Fund	-	8,374,305	(7,705,668)	-	178	668,815	226	*

Total	$4,920,209	$39,788,588	$(43,283,096)	$-	$178	$1,425,879	$679

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Industrials	16.19

Materials	13.88

Financials	13.12

Utilities	12.77

Health Care	11.35

Information Technology	9.08

Real Estate	7.86

Consumer Discretionary	6.62

Energy	5.93

Consumer Staples	3.15

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Zacks Multi-Asset Income ETF (CVY)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-79.58%
Communication Services-4.03%
Mobile TeleSystems PJSC, ADR (Russia)	114,469	$895,148
Nexstar Media Group, Inc., Class A	7,938	654,091
Sinclair Broadcast Group, Inc., Class A(b)	34,399	639,133
Telefonica Brasil S.A., ADR (Brazil)	128,094	942,772
ViacomCBS, Inc., Class B(b)	39,713	1,134,600

		4,265,744

Consumer Discretionary-2.13%
Hanesbrands, Inc.	47,483	763,052
M.D.C. Holdings, Inc.	8,266	359,736
Toyota Motor Corp., ADR (Japan)	2,855	374,833
Whirlpool Corp.	4,109	760,001

		2,257,622

Consumer Staples-2.67%
Coca-Cola FEMSA S.A.B. de C.V., ADR (Mexico)(b)	13,642	516,895
Tyson Foods, Inc., Class A	17,465	999,522
Walgreens Boots Alliance, Inc.	28,654	975,382
Weis Markets, Inc.	7,411	336,534

		2,828,333

Energy-14.33%
China Petroleum & Chemical Corp., ADR (China)	24,481	962,838
Cimarex Energy Co.	26,362	668,804
Crestwood Equity Partners L.P.	90,652	1,357,967
DCP Midstream L.P.	62,124	793,323
Diamondback Energy, Inc.	27,969	726,075
Ecopetrol S.A., ADR (Colombia)	80,955	748,834
Enable Midstream Partners L.P.	154,650	688,193
Enterprise Products Partners L.P.	39,247	650,323
Enviva Partners L.P.	13,019	557,864
Equitrans Midstream Corp.	69,880	507,329
Genesis Energy L.P.	136,273	572,347
MPLX L.P.	56,371	970,145
Noble Midstream Partners L.P.	63,494	506,047
NuStar Energy L.P.	58,929	582,808
Oasis Midstream Partners L.P.	184,350	1,321,789
Ovintiv, Inc.	65,400	601,680
Scorpio Tankers, Inc. (Monaco)	30,071	265,226
TOTAL S.A., ADR (France)(b)	21,778	660,527
USA Compression Partners L.P.	114,749	1,148,637
Western Midstream Partners L.P.	107,870	879,140

		15,169,896

Financials-30.35%
Aflac, Inc.	30,392	1,031,808
Ally Financial, Inc.	49,623	1,323,942
American Financial Group, Inc.	11,168	836,930
Ameriprise Financial, Inc.	7,111	1,143,662
Assured Guaranty Ltd.	17,157	438,018
BancorpSouth Bank	16,710	391,181
Bank of America Corp.	43,355	1,027,513
Bank of New York Mellon Corp. (The)	30,255	1,039,562
BankUnited, Inc.	14,924	376,831
China Life Insurance Co. Ltd., ADR (China)(c)	36,566	400,032
Citigroup, Inc.	21,793	902,666

	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	22,336	$396,464
East West Bancorp, Inc.	19,744	720,261
Equitable Holdings, Inc.	34,710	745,918
Evercore, Inc., Class A	5,778	459,582
Fidelity National Financial, Inc.	33,785	1,057,133
First American Financial Corp.	14,092	628,362
Goldman Sachs Group, Inc. (The)	5,345	1,010,419
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,480	480,438
Hanover Insurance Group, Inc. (The)	3,604	344,759
Hartford Financial Services Group, Inc. (The)	27,388	1,054,986
Home BancShares, Inc.	22,430	372,338
Invesco Ltd., (Acquired 09/02/2020 - 10/28/2020; Cost $744,300)(d)(e)	69,872	916,022
KB Financial Group, Inc., ADR (South Korea)	18,365	656,181
Lincoln National Corp.	20,409	716,356
MetLife, Inc.	28,907	1,094,130
MGIC Investment Corp.	83,814	843,169
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	147,689	581,895
Morgan Stanley	21,431	1,031,903
Navient Corp.	42,011	336,508
OneMain Holdings, Inc.	12,674	442,196
Popular, Inc.	9,800	413,560
Prosperity Bancshares, Inc.	13,381	737,427
Radian Group, Inc.	49,658	891,361
Reinsurance Group of America, Inc.	8,035	811,696
Simmons First National Corp., Class A	21,286	361,649
South State Corp.	6,417	394,004
State Street Corp.	16,302	960,188
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	115,547	640,130
Synchrony Financial	45,290	1,133,156
Unum Group.	39,982	706,082
Virtu Financial, Inc., Class A	28,076	600,265
Walker & Dunlop, Inc.	6,720	422,553
Western Alliance Bancorporation	20,706	853,087
Wintrust Financial Corp.	8,369	412,006

		32,138,329

Health Care-4.25%
Amgen, Inc.	4,429	960,827
Bristol-Myers Squibb Co.	17,792	1,039,942
Cardinal Health, Inc.	21,749	995,887
CVS Health Corp.	17,676	991,447
GlaxoSmithKline PLC, ADR (United Kingdom)	15,398	514,601

		4,502,704

Industrials-4.82%
Crane Co.	6,357	322,618
Deluxe Corp.	12,625	270,680
General Dynamics Corp.	7,361	966,720
Greenbrier Cos., Inc. (The)	13,278	358,241
Hillenbrand, Inc.	11,349	331,958
Huntington Ingalls Industries, Inc.	4,774	704,070
Raytheon Technologies Corp.	18,234	990,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
Snap-on, Inc.	5,023	$791,273
Steelcase, Inc., Class A	35,269	368,208

		5,104,239

Information Technology-1.26%
Intel Corp.	22,365	990,322
Xperi Holding Corp.	27,773	344,385

		1,334,707

Materials-3.86%
Celanese Corp.	7,192	816,364
Ternium S.A., ADR (Mexico)(c)	53,580	1,072,672
Tronox Holdings PLC, Class A	41,581	406,246
Vale S.A., ADR (Brazil)	47,690	504,083
W.R. Grace & Co.	8,752	380,625
Westrock Co.	24,188	908,259

		4,088,249

Real Estate-9.57%
Agree Realty Corp.	16,072	997,589
Community Healthcare Trust, Inc.	4,875	225,713
CoreSite Realty Corp.	9,058	1,081,163
Corporate Office Properties Trust	16,553	371,284
CubeSmart	26,957	914,651
Easterly Government Properties, Inc.	18,748	391,833
Extra Space Storage, Inc.	10,465	1,213,417
Innovative Industrial Properties, Inc.(b)	7,820	912,047
Iron Mountain, Inc.(b)	36,604	953,900
Lexington Realty Trust	49,071	487,275
National Storage Affiliates Trust	9,869	334,460
Physicians Realty Trust	60,011	1,011,785
STAG Industrial, Inc.	28,191	877,304
Uniti Group, Inc.	40,860	360,385

		10,132,806

Utilities-2.31%
CenterPoint Energy, Inc.	56,362	1,190,929
Cia Paranaense de Energia, Class B, ADR (Brazil)	52,343	565,305
NRG Energy, Inc.	21,802	689,379

		2,445,613

Total Common Stocks & Other Equity Interests (Cost $90,633,669)		84,268,242

Preferred Stocks-10.37%
Communication Services-1.03%
AT&T, Inc., Series C, Pfd., 4.75%	43,211	1,092,806

Financials-8.17%
Athene Holding Ltd., Series C, Pfd., 6.38%(f)	45,253	1,217,306
Bank of America Corp., Series GG, Pfd., 6.00%	8,776	235,460
Bank of America Corp., Series KK, Pfd., 5.38%	19,815	524,503
Brighthouse Financial, Inc., Series B, Pfd., 6.75%	39,529	1,079,932
Capital One Financial Corp., Series J, Pfd., 4.80%	28,601	708,447
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	22,430	607,629
Truist Financial Corp., Series O, Pfd., 5.25%	43,810	1,180,679

	Shares	Value
Financials-(continued)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	879	$1,185,560
Wells Fargo & Co., Series Q, Pfd., 5.85%(f)	26,928	697,166
Wells Fargo & Co., Series Z, Pfd., 4.75%	48,363	1,208,108

		8,644,790

Utilities-1.17%
Dominion Energy, Inc., Series A, Conv. Pfd., 7.25%(c)	11,938	1,239,881

Total Preferred Stocks (Cost $10,807,918)		10,977,477

Closed-End Funds-10.02%
Ares Dynamic Credit Allocation Fund, Inc.	21,149	263,305
BlackRock Corporate High Yield Fund, Inc.(b)	102,240	1,083,744
BlackRock Multi-Sector Income Trust	30,524	477,701
Blackstone/GSO Strategic Credit Fund	38,181	449,009
Brookfield Real Assets Income Fund, Inc.	44,219	702,640
DoubleLine Income Solutions Fund	76,258	1,168,273
First Trust Intermediate Duration Preferred & Income Fund(b)	32,196	694,146
GAMCO Global Gold Natural Resources & Income Trust	313,594	1,041,132
Nuveen Global High Income Fund	12,309	167,526
Nuveen Preferred & Income Opportunities Fund	64,468	535,084
Nuveen Preferred & Income Term Fund	17,151	373,720
Oxford Lane Capital Corp.(b)	293,375	1,273,248
PGIM Global High Yield Fund, Inc.	24,240	308,575
PGIM High Yield Bond Fund, Inc.	27,266	368,909
PIMCO Energy & Tactical Credit Opportunities Fund	60,865	353,017
Templeton Emerging Markets Income Fund	32,351	234,868
Wells Fargo Income Opportunities Fund	48,339	347,557
Western Asset Global High Income Fund, Inc.	20,937	202,251
Western Asset High Income Fund II, Inc.	55,264	355,900
Western Asset High Yield Defined Opportunity Fund, Inc.	14,981	210,932

Total Closed-End Funds (Cost $11,691,772)		10,611,537

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $113,133,359)		105,857,256

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.15%
Invesco Private Government Fund, 0.04%(d)(g)(h)	1,757,018	1,757,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(g)(h)	2,634,736	$2,635,527

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,392,545)		4,392,545

TOTAL INVESTMENTS IN SECURITIES-104.12% (Cost $117,525,904)		110,249,801
OTHER ASSETS LESS LIABILITIES-(4.12)%		(4,362,997)

NET ASSETS-100.00%		$105,886,804

Investment Abbreviations:

ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Invesco Ltd.	$-	$787,059	$(48,239)	$171,722	$5,480	$916,022	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,380,591	(1,380,591)	-	-	-	7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	135,923	4,156,883	(4,292,806)	-	-	-	43
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,119,212	28,872,925	(33,235,119)	-	-	1,757,018	864	*
Invesco Private Prime Fund	-	9,692,241	(7,056,918)	-	204	2,635,527	751	*

Total	$6,255,135	$44,889,699	$(46,013,673)	$171,722	$5,684	$5,308,567	$1,665

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	38.52

Energy	14.33

Closed-End Funds	10.02

Real Estate	9.57

Communication Services	5.06

Industrials	4.82

Health Care	4.25

Materials	3.86

Utilities	3.48

Sector Types Each Less Than 3%	6.06

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$717,651,328	$606,658,242	$61,216,668	$191,346,219
Affiliated investments in securities, at value	58,738	-	66,264	2,960,342
Cash	-	-	39	-
Receivable for:
Dividends	242,316	1,693,644	108,907	119,746
Securities lending	-	-	-	-
Investments sold	3,002,641	-	-	-
Fund shares sold	-	-	-	-
Foreign tax reclaims	-	-	-	-
Other assets	1,046	2,224	1,438	11,353

Total assets	720,956,069	608,354,110	61,393,316	194,437,660

Liabilities:
Due to custodian	-	136,489	-	-
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	-	-	-	2,890,813
Fund shares repurchased	3,001,786	-	-	-
Accrued advisory fees	319,687	270,423	2,416	47,306
Accrued trustees’ and officer’s fees	86,131	118,333	42,689	42,800
Accrued expenses	110,440	235,602	68,653	66,048

Total liabilities	3,518,044	760,847	113,758	3,046,967

Net Assets	$717,438,025	$607,593,263	$61,279,558	$191,390,693

Net assets consist of:
Shares of beneficial interest	$655,537,960	$1,081,802,140	$61,732,404	$230,356,503
Distributable earnings (loss)	61,900,065	(474,208,877)	(452,846)	(38,965,810)

Net Assets	$717,438,025	$607,593,263	$61,279,558	$191,390,693

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,950,000	18,350,000	1,050,000	3,200,000
Net asset value	$60.04	$33.11	$58.36	$59.81

Market price	$59.91	$33.04	$58.29	$59.69

Unaffiliated investments in securities, at cost	$621,850,833	$646,357,818	$59,094,980	$195,666,172

Affiliated investments in securities, at cost	$58,738	$-	$66,264	$2,960,343

(a) Includes securities on loan with an aggregate value of:	$-	$-	$-	$2,872,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$31,431,813	$719,511,063	$67,275,367	$42,632,790	$99,227,876	$76,297,754	$210,887,502	$104,941,234
81,286	1,727,652	222,983	131,852	3,086,516	4,724,520	1,425,879	5,308,567
36	67,309	179	-	2,199	-	4,272	-

49,909	186,941	30,223	8,463	57,297	80,260	189,461	220,649
-	655	36	14	1,253	34,339	538	6,490
-	-	-	-	-	2,746,684	-	156,549
-	3,363,703	-	-	-	-	-	-
-	-	-	-	-	-	-	23,510
1,427	1,821	664	1,438	4,170	4,585	-	-

31,564,471	724,859,144	67,529,452	42,774,557	102,379,311	83,888,142	212,507,652	110,656,999

-	-	-	-	-	-	-	49,207

-	3,363,149	-	-	-	-	-	5,973
-	1,319,379	104,275	-	2,973,061	4,092,564	1,114,691	4,392,545
-	-	-	-	-	2,748,009	-	-
2,406	181,489	3,893	5,415	22,716	16,406	101,703	56,871
34,317	63,352	40,914	44,351	43,474	46,895	17,207	15,796
54,602	92,877	52,841	48,689	44,958	39,781	293,184	249,803

91,325	5,020,246	201,923	98,455	3,084,209	6,943,655	1,526,785	4,770,195

$31,473,146	$719,838,898	$67,327,529	$42,676,102	$99,295,102	$76,944,487	$210,980,867	$105,886,804

$47,069,322	$689,787,845	$67,327,513	$66,373,196	$124,618,070	$113,877,373	$297,375,958	$566,236,539
(15,596,176)	30,051,053	16	(23,697,094)	(25,322,968)	(36,932,886)	(86,395,091)	(460,349,735)

$31,473,146	$719,838,898	$67,327,529	$42,676,102	$99,295,102	$76,944,487	$210,980,867	$105,886,804

900,000	10,700,000	1,200,000	1,450,000	2,500,000	2,800,000	3,150,000	6,400,800
$34.97	$67.27	$56.11	$29.43	$39.72	$27.48	$66.98	$16.54

$34.92	$67.16	$56.08	$29.36	$39.66	$27.43	$66.61	$16.49

$33,002,509	$622,681,496	$62,488,026	$44,263,625	$89,605,047	$75,938,996	$200,168,596	$112,389,059

$81,286	$1,727,648	$222,983	$131,852	$3,086,507	$5,395,593	$1,425,879	$5,136,845

$-	$1,283,584	$101,322	$-	$2,843,348	$3,737,643	$1,057,916	$4,330,352

39

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Investment income:
Unaffiliated dividend income	$2,626,509	$11,575,098	$785,699	$1,517,022
Affiliated dividend income	81	176	26	49
Securities lending income	584	-	30	18,544
Foreign withholding tax	-	-	-	-

Total investment income	2,627,174	11,575,274	785,755	1,535,615

Expenses:
Advisory fees	1,773,144	1,667,503	75,833	301,638
Sub-licensing fees	106,387	100,049	6,069	20,811
Accounting & administration fees	35,077	45,410	11,893	20,011
Professional fees	15,248	17,302	18,986	12,731
Custodian & transfer agent fees	5,445	36,091	1,804	311
Trustees’ and officer’s fees	25,685	32,502	12,863	14,141
Other expenses	29,969	40,804	6,328	7,611

Total expenses	1,990,955	1,939,661	133,776	377,254

Less: Waivers	(300)	(468)	(57,587)	(134)

Net expenses	1,990,655	1,939,193	76,189	377,120

Net investment income	636,519	9,636,081	709,566	1,158,495

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,598,947)	(38,305,284)	(1,380,590)	(15,230,472)
Affiliated investment securities	18	-	-	88
Unaffiliated in-kind redemptions	94,341,661	1,690,470	2,452,634	(2,673,097)
Affiliated in-kind redemptions	-	-	-	-

Net realized gain (loss)	92,742,732	(36,614,814)	1,072,044	(17,903,481)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	49,240,055	37,594,391	3,819,317	48,876,226
Affiliated investment securities	-	-	-	(1)

Change in net unrealized appreciation	49,240,055	37,594,391	3,819,317	48,876,225

Net realized and unrealized gain	141,982,787	979,577	4,891,361	30,972,744

Net increase in net assets resulting from operations	$142,619,306	$10,615,658	$5,600,927	$32,131,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$495,454	$3,677,251	$364,626	$448,788	$564,143	$584,342	$2,395,096	$2,922,905
26	137	34	38	32,373	31,371	124	50
84	3,312	428	5,640	8,486	80,135	9,106	51,965
-	-	-	-	-	(853)	(24,339)	(53,597)

495,564	3,680,700	365,088	454,466	605,002	694,995	2,379,987	2,921,323

52,355	953,687	63,612	65,120	130,385	102,333	579,984	298,247
3,612	65,792	5,891	4,493	9,039	7,059	161,015	76,690
13,066	29,805	11,486	11,237	13,432	12,302	17,943	17,182
12,548	13,824	12,253	12,359	12,047	12,071	13,603	13,869
975	2,670	5,178	1,890	(614)	(3,170)	3,766	3,936
10,952	20,680	12,366	13,173	13,196	13,744	8,595	7,424
9,787	21,033	7,280	9,300	6,370	4,037	12,495	13,740

103,295	1,107,491	118,066	117,572	183,855	148,376	797,401	431,088

(32,932)	(407)	(54,548)	(30,082)	(8,552)	(10,828)	(334)	(1,817)

70,363	1,107,084	63,518	87,490	175,303	137,548	797,067	429,271

425,201	2,573,616	301,570	366,976	429,699	557,447	1,582,920	2,492,052

(4,827,742)	(17,134,300)	(1,563,835)	(5,658,352)	(2,072,064)	(9,346,309)	(8,751,695)	(25,448,194)
3	27	22	10	(698,929)	(53,037)	178	457
(732,569)	66,309,330	2,849,347	1,095,184	8,046,595	1,737,457	29,342,663	(1,830,264)
-	-	-	-	404	(2,236)	-	5,227

(5,560,308)	49,175,057	1,285,534	(4,563,158)	5,276,006	(7,664,125)	20,591,146	(27,272,774)

9,035,359	78,966,114	6,054,180	10,588,409	9,102,116	18,575,592	13,399,095	32,610,977
-	4	-	-	684,649	(256,105)	-	171,722

9,035,359	78,966,118	6,054,180	10,588,409	9,786,765	18,319,487	13,399,095	32,782,699

3,475,051	128,141,175	7,339,714	6,025,251	15,062,771	10,655,362	33,990,241	5,509,925

$3,900,252	$130,714,791	$7,641,284	$6,392,227	$15,492,470	$11,212,809	$35,573,161	$8,001,977

41

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)		Invesco Dynamic Large Cap Value ETF (PWV)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$636,519	$2,734,548	$9,636,081	$23,260,822
Net realized gain (loss)	92,742,732	1,633,625	(36,614,814)	20,953,623
Change in net unrealized appreciation (depreciation)	49,240,055	(2,563,915)	37,594,391	(111,369,858)

Net increase (decrease) in net assets resulting from operations	142,619,306	1,804,258	10,615,658	(67,155,413)

Distributions to Shareholders from:
Distributable earnings	(808,080)	(3,959,644)	(9,663,593)	(23,553,592)

Shareholder Transactions:
Proceeds from shares sold	365,286,057	178,104,838	-	649,013,031
Value of shares repurchased	(403,512,490)	(320,152,787)	(72,067,649)	(920,957,180)

Net increase (decrease) in net assets resulting from share transactions	(38,226,433)	(142,047,949)	(72,067,649)	(271,944,149)

Net increase (decrease) in net assets	103,584,793	(144,203,335)	(71,115,584)	(362,653,154)

Net assets:
Beginning of period	613,853,232	758,056,567	678,708,847	1,041,362,001

End of period	$717,438,025	$613,853,232	$607,593,263	$678,708,847

Changes in Shares Outstanding:
Shares sold	6,200,000	3,700,000	-	16,750,000
Shares repurchased	(6,800,000)	(6,700,000)	(2,100,000)	(24,650,000)
Shares outstanding, beginning of period	12,550,000	15,550,000	20,450,000	28,350,000

Shares outstanding, end of period	11,950,000	12,550,000	18,350,000	20,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$709,566	$1,358,119	$1,158,495	$3,962,820	$425,201	$1,207,877
1,072,044	7,777,361	(17,903,481)	21,374,278	(5,560,308)	6,650,065
3,819,317	(10,435,877)	48,876,225	(72,293,220)	9,035,359	(16,203,911)

5,600,927	(1,300,397)	32,131,239	(46,956,122)	3,900,252	(8,345,969)

(691,883)	(1,428,681)	(1,531,012)	(3,901,450)	(433,231)	(1,457,710)

8,812,834	31,109,175	37,082,113	642,533,001	-	57,047,832
(6,046,105)	(34,525,038)	(120,379,255)	(576,675,930)	(16,184,345)	(99,062,800)

2,766,729	(3,415,863)	(83,297,142)	65,857,071	(16,184,345)	(42,014,968)

7,675,773	(6,144,941)	(52,696,915)	14,999,499	(12,717,324)	(51,818,647)

53,603,785	59,748,726	244,087,608	229,088,109	44,190,470	96,009,117

$61,279,558	$53,603,785	$191,390,693	$244,087,608	$31,473,146	$44,190,470

150,000	550,000	600,000	10,900,000	-	1,450,000
(100,000)	(600,000)	(2,150,000)	(10,300,000)	(500,000)	(2,450,000)
1,000,000	1,050,000	4,750,000	4,150,000	1,400,000	2,400,000

1,050,000	1,000,000	3,200,000	4,750,000	900,000	1,400,000

43

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$2,573,616	$5,194,665	$301,570	$339,097
Net realized gain (loss)	49,175,057	(21,364,652)	1,285,534	3,685,790
Change in net unrealized appreciation (depreciation)	78,966,118	(50,799,327)	6,054,180	(5,270,233)

Net increase (decrease) in net assets resulting from operations	130,714,791	(66,969,314)	7,641,284	(1,245,346)

Distributions to Shareholders from:
Distributable earnings	(2,604,392)	(5,444,864)	(257,494)	(380,076)

Shareholder Transactions:
Proceeds from shares sold	489,195,276	820,038,691	54,688,301	25,271,317
Value of shares repurchased	(416,514,441)	(854,475,733)	(18,322,496)	(25,440,250)

Net increase (decrease) in net assets resulting from share transactions	72,680,835	(34,437,042)	36,365,805	(168,933)

Net increase (decrease) in net assets	200,791,234	(106,851,220)	43,749,595	(1,794,355)

Net assets:
Beginning of period	519,047,664	625,898,884	23,577,934	25,372,289

End of period	$719,838,898	$519,047,664	$67,327,529	$23,577,934

Changes in Shares Outstanding:
Shares sold	7,800,000	13,800,000	1,050,000	500,000
Shares repurchased	(6,700,000)	(14,800,000)	(350,000)	(500,000)
Shares outstanding, beginning of period	9,600,000	10,600,000	500,000	500,000

Shares outstanding, end of period	10,700,000	9,600,000	1,200,000	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$366,976	$962,335	$429,699	$755,814	$557,447	$1,284,002
(4,563,158)	(3,099,567)	5,276,006	(13,893,496)	(7,664,125)	(593,484)
10,588,409	(14,263,077)	9,786,765	893,395	18,319,487	(18,506,658)

6,392,227	(16,400,309)	15,492,470	(12,244,287)	11,212,809	(17,816,140)

(359,745)	(1,210,276)	(447,409)	(991,067)	(409,877)	(1,515,253)

-	90,418,608	60,696,352	66,730,263	23,621,159	65,680,011
(8,416,346)	(79,556,774)	(51,140,003)	(68,295,726)	(10,258,055)	(72,363,809)

(8,416,346)	10,861,834	9,556,349	(1,565,463)	13,363,104	(6,683,798)

(2,383,864)	(6,748,751)	24,601,410	(14,800,817)	24,166,036	(26,015,191)

45,059,966	51,808,717	74,693,692	89,494,509	52,778,451	78,793,642

$42,676,102	$45,059,966	$99,295,102	$74,693,692	$76,944,487	$52,778,451

-	2,750,000	1,550,000	1,800,000	900,000	2,150,000
(300,000)	(2,600,000)	(1,350,000)	(1,900,000)	(400,000)	(2,450,000)
1,750,000	1,600,000	2,300,000	2,400,000	2,300,000	2,600,000

1,450,000	1,750,000	2,500,000	2,300,000	2,800,000	2,300,000

45

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$1,582,920	$4,124,598	$2,492,052	$7,225,885
Net realized gain (loss)	20,591,146	(35,754,211)	(27,272,774)	(13,751,031)
Change in net unrealized appreciation (depreciation)	13,399,095	(26,558,694)	32,782,699	(45,415,395)

Net increase (decrease) in net assets resulting from operations	35,573,161	(58,188,307)	8,001,977	(51,940,541)

Distributions to Shareholders from:
Distributable earnings	-	(4,349,983)	(2,192,634)	(6,961,730)

Shareholder Transactions:
Proceeds from shares sold	155,151,864	285,893,791	-	72,379,834
Value of shares repurchased	(212,578,943)	(255,539,330)	(24,929,300)	(117,691,114)

Net increase (decrease) in net assets resulting from share transactions	(57,427,079)	30,354,461	(24,929,300)	(45,311,280)

Net increase (decrease) in net assets	(21,853,918)	(32,183,829)	(19,119,957)	(104,213,551)

Net assets:
Beginning of period	232,834,785	265,018,614	125,006,761	229,220,312

End of period	$210,980,867	$232,834,785	$105,886,804	$125,006,761

Changes in Shares Outstanding:
Shares sold	2,450,000	3,850,000	-	3,150,000
Shares repurchased	(3,350,000)	(3,550,000)	(1,500,000)	(5,550,000)
Shares outstanding, beginning of period	4,050,000	3,750,000	7,900,800	10,300,800

Shares outstanding, end of period	3,150,000	4,050,000	6,400,800	7,900,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights

Invesco Dynamic Large Cap Growth ETF (PWB)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$48.91		$48.75	$43.32	$35.00	$30.82	$30.19

Net investment income(a)	0.05		0.19	0.48	0.27	0.24	0.19
Net realized and unrealized gain on investments	11.15		0.24	5.39	8.32	4.19	0.62

Total from investment operations	11.20		0.43	5.87	8.59	4.43	0.81

Distributions to shareholders from:
Net investment income	(0.07)		(0.27)	(0.44)	(0.27)	(0.25)	(0.18)

Net asset value at end of period	$60.04		$48.91	$48.75	$43.32	$35.00	$30.82

Market price at end of period(b)	$59.91		$48.93	$48.77	$43.38	$35.02	$30.81

Net Asset Value Total Return(c)	22.90%		0.92%	13.69%	24.63%	14.46%	2.70%
Market Price Total Return(c)	22.58%		0.91%	13.57%	24.73%	14.57%	2.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$717,438		$613,853	$758,057	$569,715	$441,053	$443,752
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.56%	0.55%	0.57%	0.57%	0.57%
Expenses, prior to Waivers	0.56	%(d)	0.56%	0.55%	0.57%	0.57%	0.57%
Net investment income	0.18	%(d)	0.38%	1.06%	0.68%	0.74%	0.64%
Portfolio turnover rate(e)	58%		166%	181%	119%	116%	97%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco Dynamic Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$33.19		$36.73	$36.10	$35.26	$30.01	$31.43

Net investment income(a)	0.50		0.91	0.84	0.73	0.67	0.73
Net realized and unrealized gain (loss) on investments	(0.08)		(3.52)	0.68	0.83	5.28	(1.43)

Total from investment operations	0.42		(2.61)	1.52	1.56	5.95	(0.70)

Distributions to shareholders from:
Net investment income	(0.50)		(0.93)	(0.89)	(0.72)	(0.70)	(0.72)

Net asset value at end of period	$33.11		$33.19	$36.73	$36.10	$35.26	$30.01

Market price at end of period(b)	$33.04		$33.23	$36.74	$36.13	$35.27	$30.00

Net Asset Value Total Return(c)	1.25%		(7.12)%	4.32%	4.39%	20.06%	(2.17)%
Market Price Total Return(c)	0.91%		(7.04)%	4.26%	4.44%	20.14%	(2.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$607,593		$678,709	$1,041,362	$1,373,520	$1,256,973	$975,299
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.56%	0.55%	0.56%	0.56%	0.57%
Expenses, prior to Waivers	0.58	%(d)	0.56%	0.55%	0.56%	0.56%	0.57%
Net investment income	2.89	%(d)	2.43%	2.33%	1.96%	2.04%	2.44%
Portfolio turnover rate(e)	83%		142%	189%	128%	118%	98%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco S&P 100 Equal Weight ETF (EQWL)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$53.60		$56.90		$52.38	$46.71	$39.77	$40.24

Net investment income(a)	0.69		1.30		1.14	0.88	0.74	0.78
Net realized and unrealized gain (loss) on investments	4.75		(3.22)		4.52	5.63	6.95	(0.48)

Total from investment operations	5.44		(1.92)		5.66	6.51	7.69	0.30

Distributions to shareholders from:
Net investment income	(0.68)		(1.38)		(1.14)	(0.84)	(0.75)	(0.77)

Net asset value at end of period	$58.36		$53.60		$56.90	$52.38	$46.71	$39.77

Market price at end of period(b)	$58.29		$53.54		$56.91	$52.42	$46.75	$39.73

Net Asset Value Total Return(c)	10.15%		(3.34)%		11.04%	14.02%	19.58%	0.81%
Market Price Total Return(c)	10.14%		(3.46)%		10.98%	14.01%	19.80%	0.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,280		$53,604		$59,749	$60,232	$39,703	$33,805
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.26	%(e)	0.25%	0.25%	0.25%	0.26%
Expenses, prior to Waivers	0.44	%(d)	0.40	%(e)	0.41%	0.47%	0.54%	0.54%
Net investment income	2.34	%(d)	2.28	%(e)	2.13%	1.74%	1.74%	1.99%
Portfolio turnover rate(f)	10%		51%		24%	32%	27%	101%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco S&P 500 GARP ETF (SPGP)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$51.39		$55.20	$47.90	$38.49	$32.92	$33.84

Net investment income(a)	0.32		0.71	0.47	0.35	0.29	0.28
Net realized and unrealized gain (loss) on investments	8.53		(3.81)	7.29	9.38	5.61	(0.91)

Total from investment operations	8.85		(3.10)	7.76	9.73	5.90	(0.63)

Distributions to shareholders from:
Net investment income	(0.43)		(0.71)	(0.46)	(0.32)	(0.33)	(0.29)

Net asset value at end of period	$59.81		$51.39	$55.20	$47.90	$38.49	$32.92

Market price at end of period(b)	$59.69		$51.43	$55.18	$47.94	$38.50	$32.92

Net Asset Value Total Return(c)	17.26%		(5.56)%	16.35%	25.36%	18.06%	(1.89)%
Market Price Total Return(c)	16.94%		(5.45)%	16.20%	25.44%	18.09%	(1.83)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$191,391		$244,088	$229,088	$208,355	$146,256	$151,415
Ratio to average net assets of:
Expenses, after Waivers	0.36	%(d)	0.34%	0.36%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.36	%(d)	0.34%	0.36%	0.39%	0.39%	0.39%
Net investment income	1.11	%(d)	1.23%	0.92%	0.80%	0.84%	0.85%
Portfolio turnover rate(e)	49%		110%	17%	19%	30%	105%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco S&P 500 Value with Momentum ETF (SPVM)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$31.56		$40.00		$38.01	$35.60	$29.58	$30.63

Net investment income(a)	0.41		0.87		1.03	0.93	0.73	0.80
Net realized and unrealized gain (loss) on investments	3.43		(8.26)		2.06	2.28	6.13	(1.09)

Total from investment operations	3.84		(7.39)		3.09	3.21	6.86	(0.29)

Distributions to shareholders from:
Net investment income	(0.43)		(1.05)		(1.10)	(0.80)	(0.84)	(0.76)

Net asset value at end of period	$34.97		$31.56		$40.00	$38.01	$35.60	$29.58

Market price at end of period(b)	$34.92		$31.62		$39.99	$38.03	$35.63	$29.55

Net Asset Value Total Return(c)	12.23%		(18.74)%		8.40%	9.07%	23.47%	(0.84)%
Market Price Total Return(c)	11.86%		(18.57)%		8.31%	9.04%	23.69%	(0.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,473		$44,190		$96,009	$104,539	$74,770	$68,029
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.40	%(e)	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.57	%(d)	0.45	%(e)	0.41%	0.44%	0.46%	0.55%
Net investment income	2.35	%(d)	2.24	%(e)	2.70%	2.49%	2.23%	2.78%
Portfolio turnover rate(f)	42%		127%		32%	25%	28%	77%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco S&P MidCap Momentum ETF (XMMO)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$54.07		$59.05	$45.61	$34.85	$29.14	$31.95

Net investment income(a)	0.25		0.49	0.06	0.02	0.09	0.07
Net realized and unrealized gain (loss) on investments	13.20		(4.92)	13.47	10.79	5.70	(2.72)

Total from investment operations	13.45		(4.43)	13.53	10.81	5.79	(2.65)

Distributions to shareholders from:
Net investment income	(0.25)		(0.55)	(0.09)	(0.05)	(0.08)	(0.16)

Net asset value at end of period	$67.27		$54.07	$59.05	$45.61	$34.85	$29.14

Market price at end of period(b)	$67.16		$54.17	$59.07	$45.71	$34.85	$29.12

Net Asset Value Total Return(c)	24.92%		(7.45)%	29.72%	31.05%	19.89%	(8.34)%
Market Price Total Return(c)	24.48%		(7.32)%	29.48%	31.34%	19.98%	(8.40)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$719,839		$519,048	$625,899	$132,259	$67,967	$67,015
Ratio to average net assets of:
Expenses, after Waivers	0.34	%(d)	0.34%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.34	%(d)	0.34%	0.39%	0.43%	0.46%	0.44%
Net investment income	0.78	%(d)	0.84%	0.12%	0.05%	0.30%	0.25%
Portfolio turnover rate(e)	56%		194%	30%	29%	49%	147%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights–(continued)

Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$47.16		$50.74		$47.29	$43.74	$38.93	$40.34

Net investment income(a)	0.32		0.67		0.66	0.60	0.54	0.56
Net realized and unrealized gain (loss) on investments	8.90		(3.49)		3.46	3.53	4.86	(1.41)

Total from investment operations	9.22		(2.82)		4.12	4.13	5.40	(0.85)

Distributions to shareholders from:
Net investment income	(0.27)		(0.76)		(0.67)	(0.58)	(0.59)	(0.56)

Net asset value at end of period	$56.11		$47.16		$50.74	$47.29	$43.74	$38.93

Market price at end of period(b)	$56.08		$47.33		$50.72	$47.30	$43.74	$38.89

Net Asset Value Total Return(c)	19.59%		(5.52)%		8.85%	9.50%	14.00%	(2.02)%
Market Price Total Return(c)	19.10%		(5.15)%		8.78%	9.52%	14.11%	(2.14)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$67,328		$23,578		$25,372	$23,645	$26,242	$23,357
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.27	%(e)	0.25%	0.25%	0.25%	0.26%
Expenses, prior to Waivers	0.46	%(d)	0.56	%(e)	0.61%	0.66%	0.68%	0.69%
Net investment income	1.18	%(d)	1.35	%(e)	1.36%	1.31%	1.32%	1.50%
Portfolio turnover rate(f)	32%		130%		30%	28%	36%	135%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights–(continued)

Invesco S&P MidCap Value with Momentum ETF (XMVM)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$25.75		$32.38		$30.69	$31.00	$27.22	$27.55

Net investment income(a)	0.23		0.54		0.84	0.69	0.68	0.68
Net realized and unrealized gain (loss) on investments	3.68		(6.49)		1.64	(0.26)	3.80	(0.37)

Total from investment operations	3.91		(5.95)		2.48	0.43	4.48	0.31

Distributions to shareholders from:
Net investment income	(0.23)		(0.68)		(0.79)	(0.74)	(0.70)	(0.64)

Net asset value at end of period	$29.43		$25.75		$32.38	$30.69	$31.00	$27.22

Market price at end of period(b)	$29.36		$25.81		$32.36	$30.69	$31.00	$27.21

Net Asset Value Total Return(c)	15.24%		(18.59)%		8.36%	1.39%	16.60%	1.35%
Market Price Total Return(c)	14.70%		(18.34)%		8.30%	1.39%	16.64%	1.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,676		$45,060		$51,809	$46,028	$68,203	$50,364
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.40	%(e)	0.39%	0.39%	0.39%	0.39	%(f)
Expenses, prior to Waivers	0.52	%(d)	0.44	%(e)	0.48%	0.51%	0.49%	0.54	%(f)
Net investment income	1.63	%(d)	1.72	%(e)	2.73%	2.24%	2.28%	2.62%
Portfolio turnover rate(g)	47%		128%		49%	52%	39%	131%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights–(continued)

Invesco S&P SmallCap Momentum ETF (XSMO)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$32.48		$37.29	$33.25	$28.50	$23.23	$25.22

Net investment income(a)	0.18		0.34	0.13	0.14	0.07	0.06
Net realized and unrealized gain (loss) on investments	7.25		(4.71)	4.04	4.75	5.27	(1.93)

Total from investment operations	7.43		(4.37)	4.17	4.89	5.34	(1.87)

Distributions to shareholders from:
Net investment income	(0.19)		(0.44)	(0.13)	(0.14)	(0.07)	(0.12)

Net asset value at end of period	$39.72		$32.48	$37.29	$33.25	$28.50	$23.23

Market price at end of period(b)	$39.66		$32.56	$37.31	$33.31	$28.49	$23.26

Net Asset Value Total Return(c)	22.92%		(11.70)%	12.55%	17.18%	23.02%	(7.47)%
Market Price Total Return(c)	22.44%		(11.53)%	12.41%	17.43%	22.82%	(7.31)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,295		$74,694	$89,495	$48,215	$34,195	$26,719
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39	%(e)
Expenses, prior to Waivers	0.41	%(d)	0.40%	0.44%	0.59%	0.65%	0.67	%(e)
Net investment income	0.96	%(d)	0.92%	0.37%	0.47%	0.29%	0.27%
Portfolio turnover rate(f)	55%		180%	44%	43%	55%	144%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights–(continued)

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

	Six Months Ended October 31, 2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$22.95		$30.31		$30.37	$29.27	$23.87	$25.75

Net investment income(a)(b)	0.21		0.51		0.58	0.63	0.52	0.63
Net realized and unrealized gain (loss) on investments	4.47		(7.27)		0.03	1.04	5.55	(1.91)

Total from investment operations	4.68		(6.76)		0.61	1.67	6.07	(1.28)

Distributions to shareholders from:
Net investment income	(0.15)		(0.60)		(0.67)	(0.57)	(0.67)	(0.60)

Net asset value at end of period	$27.48		$22.95		$30.31	$30.37	$29.27	$23.87

Market price at end of period(c)	$27.43		$22.92		$30.30	$30.40	$29.26	$23.88

Net Asset Value Total Return(d)	20.44%		(22.43)%		2.13%	5.73%	25.64%	(4.93)%
Market Price Total Return(d)	20.37%		(22.51)%		2.00%	5.87%	25.54%	(4.90)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,944		$52,778		$78,794	$72,883	$83,415	$59,668
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.40	%(f)	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.42	%(e)	0.40	%(f)	0.44%	0.46%	0.46%	0.50%
Net investment income(b)	1.58	%(e)	1.73	%(f)	1.88%	2.12%	1.90%	2.67%
Portfolio turnover rate(g)	50%		136%		52%	56%	50%	137%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the years ended April 30, 2020 and April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights–(continued)

Invesco Zacks Mid-Cap ETF (CZA)

	Six Months Ended October 31, 2020		Year Ended April 30,				Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2020		2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$57.49		$70.67		$64.70		$61.60		$53.00	$49.05	$49.97

Net investment income(a)	0.44		1.03		0.90		0.53		0.81	0.87	0.50
Net realized and unrealized gain (loss) on investments	9.05		(13.14)		5.82		3.29		8.81	3.73	(1.05)

Total from investment operations	9.49		(12.11)		6.72		3.82		9.62	4.60	(0.55)

Distributions to shareholders from:
Net investment income	-		(1.07)		(0.75)		(0.72)		(1.02)	(0.65)	(0.37)

Net asset value at end of period	$66.98		$57.49		$70.67		$64.70		$61.60	$53.00	$49.05

Market price at end of period	$66.61	(b)	$57.59	(b)	$70.75	(b)	$64.75	(b)	$61.67	$52.94	$49.09

Net Asset Value Total Return(c)	16.51%		(17.51)%		10.68%		6.19%		18.40%	9.53%	(1.11)%
Market Price Total Return(c)	15.66%		(17.46)%		10.72%		6.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$210,981		$232,835		$265,019		$255,584		$203,284	$143,100	$149,597
Ratio to average net assets of:
Expenses, after Waivers	0.69	%(d)(e)	0.65	%(e)(f)	0.65	%(e)	0.65	%(d)	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.69	%(d)(e)	0.68	%(e)(f)	0.70	%(e)	0.74	%(d)	0.74%	0.74%	0.73%
Net investment income	1.36	%(d)	1.46	%(f)	1.36%		1.23	%(d)	1.43%	1.78%	1.01%
Portfolio turnover rate(g)	86%		144%		170%		136%		181%	172%	164%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights–(continued)

Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2020		Year Ended April 30,				Eight Months Ended April 30,		Years Ended August 31,
	(Unaudited)		2020		2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$15.82		$22.25		$21.87		$21.11		$19.75	$19.92	$26.06

Net investment income(a)(b)	0.35		0.77		0.81		0.49		0.80	0.87	1.30
Net realized and unrealized gain (loss) on investments	0.68		(6.45)		0.38		0.94		1.46	(0.06)	(6.10)

Total from investment operations	1.03		(5.68)		1.19		1.43		2.26	0.81	(4.80)

Distributions to shareholders from:
Net investment income	(0.31)		(0.75)		(0.81)		(0.59)		(0.60)	(0.98)	(1.31)
Return of capital	-		-		-		(0.08)		(0.30)	-	(0.03)

Total distributions	(0.31)		(0.75)		(0.81)		(0.67)		(0.90)	(0.98)	(1.34)

Net asset value at end of period	$16.54		$15.82		$22.25		$21.87		$21.11	$19.75	$19.92

Market price at end of period	$16.49	(c)	$15.84	(c)	$22.27	(c)	$21.87	(c)	$21.08	$19.74	$19.89

Net Asset Value Total Return(d)	6.54%		(25.93)%		5.67%		6.83%		11.73%	4.49%	(18.90)%
Market Price Total Return(d)	6.08%		(25.91)%		5.76%		6.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$105,887		$125,007		$229,220		$286,460		$346,144	$427,658	$647,321
Ratio to average net assets of:
Expenses, after Waivers	0.72	%(e)(f)	0.65	%(f)(g)	0.65	%(f)	0.65	%(e)(f)	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.72	%(e)(f)	0.69	%(f)(g)	0.71	%(f)	0.74	%(e)(f)	0.72%	0.73%	0.71%
Net investment income	4.18	%(e)	3.64	%(g)	3.71%		3.38	%(e)	3.93%	4.62%	5.68%
Portfolio turnover rate(h)	99%		203%		196%		142%		203%	228%	213%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Large Cap Growth ETF (PWB)	“Dynamic Large Cap Growth ETF”

Invesco Dynamic Large Cap Value ETF (PWV)	“Dynamic Large Cap Value ETF”

Invesco S&P 100 Equal Weight ETF (EQWL)	“S&P 100 Equal Weight ETF”

Invesco S&P 500 GARP ETF (SPGP)	“S&P 500 GARP ETF”

Invesco S&P 500 Value with Momentum ETF (SPVM)	“S&P 500 Value with Momentum ETF”

Invesco S&P MidCap Momentum ETF (XMMO)	“S&P MidCap Momentum ETF”

Invesco S&P MidCap Quality ETF (XMHQ)	“S&P MidCap Quality ETF”

Invesco S&P MidCap Value with Momentum ETF (XMVM)	“S&P MidCap Value with Momentum ETF”

Invesco S&P SmallCap Momentum ETF (XSMO)	“S&P SmallCap Momentum ETF”

Invesco S&P SmallCap Value with Momentum ETF (XSVM)	“S&P SmallCap Value with Momentum ETF”

Invesco Zacks Mid-Cap ETF (CZA)	“Zacks Mid-Cap ETF”

Invesco Zacks Multi-Asset Income ETF (CVY)	“Zacks Multi-Asset Income ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index

S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index

S&P 500 GARP ETF	S&P 500® GARP Index

S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index

S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index

S&P MidCap Quality ETF	S&P MidCap 400® Quality Index

S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index

S&P SmallCap Momentum ETF	S&P SmallCap 600 Momentum Index

S&P SmallCap Value with Momentum ETF	S&P SmallCap 600 High Momentum Value Index

Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index

Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

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A.  Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.  Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Investing in ETFs and Other Investment Companies Risk. Because certain Funds may invest in ETFs and other investment companies, a Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Certain Funds will pay indirectly a proportional share of the fees and expenses of the investment companies in which such Funds invest (including costs and fees of the investment companies), while continuing to pay their own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum

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are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF are non-diversified, and to the extent certain Funds become diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of their respective securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. For certain Funds, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other

62

criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be

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temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2022. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2022. The Expense Cap for each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2022 and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2022. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six months ended October 31, 2020 under this Expense Cap for Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, S&P 500 GARP ETF and S&P MidCap Momentum ETF.

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

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For the six-month period ended October 31, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth ETF	$300

Dynamic Large Cap Value ETF	468

S&P 100 Equal Weight ETF	57,587

S&P 500 GARP ETF	134

S&P 500 Value with Momentum ETF	32,932

S&P MidCap Momentum ETF	407

S&P MidCap Quality ETF	54,548

S&P MidCap Value with Momentum ETF	30,082

S&P SmallCap Momentum ETF	8,552

S&P SmallCap Value with Momentum ETF	10,828

Zacks Mid-Cap ETF	334

Zacks Multi-Asset Income ETF	1,817

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2020 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/21	4/30/22	4/30/23	10/31/23

S&P 100 Equal Weight ETF	$297,986	$56,925	$100,279	$83,272	$57,510

S&P 500 Value with Momentum ETF	98,024	15,420	24,689	25,059	32,856

S&P MidCap Quality ETF	261,062	45,318	88,198	73,105	54,441

S&P MidCap Value with Momentum ETF	124,039	28,820	44,814	20,443	29,962

S&P SmallCap Momentum ETF	84,423	33,095	37,890	4,984	8,454

S&P SmallCap Value with Momentum ETF	71,043	21,606	35,923	2,798	10,716

Zacks Mid-Cap ETF	221,163	36,226	115,557	69,380	-

Zacks Multi-Asset Income ETF	270,452	54,833	144,419	69,566	1,634

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dynamic Large Cap Growth ETF	ICE Data Indices, LLC

Dynamic Large Cap Value ETF	ICE Data Indices, LLC

S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC

S&P 500 GARP ETF	S&P Dow Jones Indices LLC

S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Quality ETF	S&P Dow Jones Indices LLC

S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC

Zacks Mid-Cap ETF	Zacks Investment Research, Inc.

Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The

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Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

Dynamic Large Cap Growth ETF	$20,929

Dynamic Large Cap Value ETF	55,462

S&P 100 Equal Weight ETF	1,433

S&P 500 GARP ETF	9,521

S&P 500 Value with Momentum ETF	2,773

S&P MidCap Momentum ETF	2,396

S&P MidCap Quality ETF	3,654

S&P MidCap Value with Momentum ETF	5,231

S&P SmallCap Momentum ETF	6,102

S&P SmallCap Value with Momentum ETF	3,396

Zacks Mid-Cap ETF	12,350

Zacks Multi-Asset Income ETF	33,630

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended October 31, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

Dynamic Large Cap Growth ETF	$1,753,979	$15,976,761	$166,368

Dynamic Large Cap Value ETF	7,997,982	3,138,563	(342,483)

S&P 100 Equal Weight ETF	-	35,160	1,128

S&P MidCap Momentum ETF	-	15,102,021	399,683

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2020, for each Fund (except for Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF,S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF). As of October 31, 2020, all of the securities in Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with

66

investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$191,346,219	$-	$-	$191,346,219
Money Market Funds	69,530	2,890,812	-	2,960,342

Total Investments	$191,415,749	$2,890,812	$-	$194,306,561

S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$719,511,063	$-	$-	$719,511,063
Money Market Funds	408,269	1,319,383	-	1,727,652

Total Investments	$719,919,332	$1,319,383	$-	$721,238,715

S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,275,367	$-	$-	$67,275,367
Money Market Funds	118,708	104,275	-	222,983

Total Investments	$67,394,075	$104,275	$-	$67,498,350

S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,227,876	$-	$-	$99,227,876
Money Market Funds	113,446	2,973,070	-	3,086,516

Total Investments	$99,341,322	$2,973,070	$-	$102,314,392

S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,899,754	$-	$-	$76,899,754
Money Market Funds	29,956	4,092,564	-	4,122,520

Total Investments	$76,929,710	$4,092,564	$-	$81,022,274

Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$206,783,441	$4,104,061	$-	$210,887,502
Money Market Funds	311,188	1,114,691	-	1,425,879

Total Investments	$207,094,629	$5,218,752	$-	$212,313,381

Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,268,242	$-	$-	$84,268,242
Preferred Stocks	10,977,477	-	-	10,977,477
Closed-End Funds	10,611,537	-	-	10,611,537
Money Market Funds	-	4,392,545	-	4,392,545

Total Investments	$105,857,256	$4,392,545	$-	$110,249,801

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dynamic Large Cap Growth ETF	$126,244,308	$-	$126,244,308

Dynamic Large Cap Value ETF	339,419,567	52,209,766	391,629,333

S&P 100 Equal Weight ETF	1,220,925	1,609,657	2,830,582

S&P 500 GARP ETF	5,311,003	10,212,682	15,523,685

S&P 500 Value with Momentum ETF	4,069,540	4,028,722	8,098,262

S&P MidCap Momentum ETF	103,360,838	9,501,027	112,861,865

S&P MidCap Quality ETF	2,592,179	3,290,390	5,882,569

S&P MidCap Value with Momentum ETF	11,783,324	5,481,751	17,265,075

S&P SmallCap Momentum ETF	30,432,426	9,303,962	39,736,388

S&P SmallCap Value with Momentum ETF	15,394,159	13,335,624	28,729,783

Zacks Mid-Cap ETF	111,482,375	6,818,947	118,301,322

Zacks Multi-Asset Income ETF	350,341,874	73,889,355	424,231,229

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Large Cap Growth ETF	$421,717,464	$418,214,957

Dynamic Large Cap Value ETF	545,813,316	554,570,069

S&P 100 Equal Weight ETF	6,340,474	5,961,083

S&P 500 GARP ETF	102,634,019	102,931,803

S&P 500 Value with Momentum ETF	15,139,114	15,203,206

S&P MidCap Momentum ETF	362,528,773	359,486,584

S&P MidCap Quality ETF	15,768,156	16,840,738

S&P MidCap Value with Momentum ETF	20,748,251	20,790,453

S&P SmallCap Momentum ETF	49,430,121	49,188,583

S&P SmallCap Value with Momentum ETF	34,349,104	34,372,718

Zacks Mid-Cap ETF	195,120,695	193,702,917

Zacks Multi-Asset Income ETF	116,765,842	115,904,106

For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered

Dynamic Large Cap Growth ETF	$365,259,604	$406,941,673

Dynamic Large Cap Value ETF	8,561,958	71,967,368

S&P 100 Equal Weight ETF	8,803,848	6,430,420

S&P 500 GARP ETF	37,076,974	120,335,269

S&P 500 Value with Momentum ETF	-	16,108,485

S&P MidCap Momentum ETF	488,906,559	419,450,071

S&P MidCap Quality ETF	54,668,569	17,236,697

S&P MidCap Value with Momentum ETF	-	8,409,875

S&P SmallCap Momentum ETF	60,649,059	51,401,456

S&P SmallCap Value with Momentum ETF	23,486,481	9,988,250

Zacks Mid-Cap ETF	154,910,642	212,009,327

Zacks Multi-Asset Income ETF	-	24,608,946

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

68

At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Dynamic Large Cap Growth ETF	$112,582,729	$(16,956,803)	$95,625,926	$622,084,140

Dynamic Large Cap Value ETF	12,036,490	(59,234,065)	(47,197,575)	653,855,817

S&P 100 Equal Weight ETF	7,490,831	(6,240,752)	1,250,079	60,032,853

S&P 500 GARP ETF	12,962,359	(18,540,916)	(5,578,557)	199,885,118

S&P 500 Value with Momentum ETF	2,418,354	(4,368,885)	(1,950,531)	33,463,630

S&P MidCap Momentum ETF	110,907,721	(17,101,742)	93,805,979	627,432,736

S&P MidCap Quality ETF	6,560,372	(1,990,045)	4,570,327	62,928,023

S&P MidCap Value with Momentum ETF	3,789,491	(5,670,314)	(1,880,823)	44,645,465

S&P SmallCap Momentum ETF	11,794,876	(2,612,816)	9,182,060	93,132,332

S&P SmallCap Value with Momentum ETF	10,605,681	(11,262,588)	(656,907)	81,679,181

Zacks Mid-Cap ETF	15,212,495	(5,935,403)	9,277,092	203,036,289

Zacks Multi-Asset Income ETF	3,768,994	(12,214,626)	(8,445,632)	118,695,433

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

69

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

In addition to the fees and expenses which the Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Large Cap Growth ETF (PWB)

Actual	$1,000.00	$1,229.00	0.56%	$3.15

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

Invesco Dynamic Large Cap Value ETF (PWV)

Actual	1,000.00	1,012.50	0.58	2.94

Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

Invesco S&P 100 Equal Weight ETF (EQWL)

Actual	1,000.00	1,101.50	0.25	1.32

Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

70

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 GARP ETF (SPGP)

Actual	$1,000.00	$1,172.60	0.36%	$1.97

Hypothetical (5% return before expenses)	1,000.00	1,023.39	0.36	1.84

Invesco S&P 500 Value with Momentum ETF (SPVM)

Actual	1,000.00	1,122.30	0.39	2.09

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P MidCap Momentum ETF (XMMO)

Actual	1,000.00	1,249.20	0.34	1.93

Hypothetical (5% return before expenses)	1,000.00	1,023.49	0.34	1.73

Invesco S&P MidCap Quality ETF (XMHQ)

Actual	1,000.00	1,195.90	0.25	1.38

Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

Invesco S&P MidCap Value with Momentum ETF (XMVM)

Actual	1,000.00	1,152.40	0.39	2.12

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P SmallCap Momentum ETF (XSMO)

Actual	1,000.00	1,229.20	0.39	2.19

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Actual	1,000.00	1,204.40	0.39	2.17

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco Zacks Mid-Cap ETF (CZA)

Actual	1,000.00	1,165.10	0.69	3.77

Hypothetical (5% return before expenses)	1,000.00	1,021.73	0.69	3.52

Invesco Zacks Multi-Asset Income ETF (CVY)

Actual	1,000.00	1,065.40	0.72	3.75

Hypothetical (5% return before expenses)	1,000.00	1,021.58	0.72	3.67

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

71

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-5	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2020
PBE	Invesco Dynamic Biotechnology & Genome ETF
PKB	Invesco Dynamic Building & Construction ETF
PXE	Invesco Dynamic Energy Exploration & Production ETF
PBJ	Invesco Dynamic Food & Beverage ETF
PEJ	Invesco Dynamic Leisure and Entertainment ETF
PBS	Invesco Dynamic Media ETF
PXQ	Invesco Dynamic Networking ETF
PXJ	Invesco Dynamic Oil & Gas Services ETF
PJP	Invesco Dynamic Pharmaceuticals ETF
PSI	Invesco Dynamic Semiconductors ETF
PSJ	Invesco Dynamic Software ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Dynamic Biotechnology & Genome ETF (PBE)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Biotechnology-80.98%
Acceleron Pharma, Inc.(b)	64,227	$6,716,860
Akebia Therapeutics, Inc.(b)(c)	597,542	1,326,543
Alkermes PLC(b)	375,724	6,105,515
Amgen, Inc.	44,113	9,569,874
Amicus Therapeutics, Inc.(b)	423,606	7,552,895
Biogen, Inc.(b)	39,934	10,066,163
CareDx, Inc.(b)	178,229	8,742,132
Coherus Biosciences, Inc.(b)(c)	320,664	5,345,469
CRISPR Therapeutics AG (Switzerland)(b)(c)	68,028	6,246,331
Dicerna Pharmaceuticals, Inc.(b)	336,821	7,069,873
Emergent BioSolutions, Inc.(b)	51,390	4,623,558
Exelixis, Inc.(b)	279,420	5,722,522
Fate Therapeutics, Inc.(b)	175,555	7,794,642
FibroGen, Inc.(b)	145,144	5,570,627
Gilead Sciences, Inc.	170,131	9,893,118
Halozyme Therapeutics, Inc.(b)	218,812	6,126,736
Insmed, Inc.(b)	220,558	7,265,181
Intellia Therapeutics, Inc.(b)(c)	297,166	7,114,154
Ironwood Pharmaceuticals, Inc.(b)	595,787	5,886,376
Neurocrine Biosciences, Inc.(b)	97,680	9,638,086
OPKO Health, Inc.(b)(c)	1,837,758	6,468,908
Regeneron Pharmaceuticals, Inc.(b)	18,134	9,856,917
Sangamo Therapeutics, Inc.(b)	563,760	5,829,278
United Therapeutics Corp.(b)	57,566	7,727,084
Vertex Pharmaceuticals, Inc.(b)	40,651	8,470,042

		176,728,884

Life Sciences Tools & Services-16.77%
Fluidigm Corp.(b)	724,164	4,156,701
Illumina, Inc.(b)	31,762	9,296,737
Pacific Biosciences of California, Inc.(b)	962,497	12,618,336
QIAGEN N.V.(b)(c)	221,713	10,518,065

		36,589,839

	Shares	Value
Pharmaceuticals-2.30%
Nektar Therapeutics(b)	317,318	$5,026,317

Total Common Stocks & Other Equity Interests (Cost $212,157,549)		218,345,040

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $125,128)	125,128	125,128

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $212,282,677)		218,470,168

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.20%
Invesco Private Government Fund, 0.04%(d)(e)(f)	13,268,653	13,268,653
Invesco Private Prime Fund, 0.11%(d)(e)(f)	19,897,010	19,902,979

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,171,496)		33,171,632

TOTAL INVESTMENTS IN SECURITIES-115.31% (Cost $245,454,173)		251,641,800
OTHER ASSETS LESS LIABILITIES-(15.31)%		(33,403,311)

NET ASSETS-100.00%		$218,238,489

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$289,760	$(164,632)	$-	$-	$125,128	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,626	5,451,095	(5,453,721)	-	-	-	60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Biotechnology & Genome ETF (PBE)–(continued)

October 31, 2020

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,405,928	$67,537,422	$(60,674,697)	$-	$-	$13,268,653	$2,778	*
Invesco Private Prime Fund	-	37,117,917	(17,215,584)	136	510	19,902,979	3,049	*

Total	$6,408,554	$110,396,194	$(83,508,634)	$136	$510	$33,296,760	$5,890

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Biotechnology	80.98
Life Sciences Tools & Services	16.77
Pharmaceuticals	2.30
Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Building & Construction ETF (PKB)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Building Products-18.34%
American Woodmark Corp.(b)	42,518	$3,512,412
JELD-WEN Holding, Inc.(b)	175,553	3,691,880
Masonite International Corp.(b)	39,972	3,517,536
Owens Corning	53,670	3,513,775
Simpson Manufacturing Co., Inc.	37,196	3,300,029
Trane Technologies PLC	57,132	7,584,273

		25,119,905

Construction & Engineering-16.80%
Argan, Inc.	86,727	3,572,285
Comfort Systems USA, Inc.	72,510	3,320,958
Dycom Industries, Inc.(b)	68,897	4,474,171
EMCOR Group, Inc.	49,414	3,369,541
Primoris Services Corp.	198,387	3,743,563
Quanta Services, Inc.	72,666	4,536,538

		23,017,056

Construction Materials-17.47%
Eagle Materials, Inc.	44,595	3,801,723
Forterra, Inc.(b)	271,295	3,540,400
Martin Marietta Materials, Inc.	32,495	8,655,043
Vulcan Materials Co.	54,764	7,932,018

		23,929,184

Gas Utilities-2.88%
Southwest Gas Holdings, Inc.	59,949	3,939,848

Home Improvement Retail-10.12%
GrowGeneration Corp.(b)(c)	246,077	4,109,486
Lowe’s Cos., Inc.	40,855	6,459,175
Lumber Liquidators Holdings, Inc.(b)	148,771	3,290,815

		13,859,476

Homebuilding-30.02%
Century Communities, Inc.(b)	98,429	3,822,982
D.R. Horton, Inc.	93,712	6,260,899
Green Brick Partners, Inc.(b)	247,720	4,431,711
Installed Building Products, Inc.(b)	42,068	3,808,837
Lennar Corp., Class A	89,633	6,294,926

	Shares	Value
Homebuilding-(continued)
LGI Homes, Inc.(b)	32,772	$3,502,671
Meritage Homes Corp.(b)	37,643	3,278,329
PulteGroup, Inc.	148,508	6,053,186
TopBuild Corp.(b)	23,901	3,661,872

		41,115,413

Specialty Stores-4.37%
Tractor Supply Co.	44,987	5,992,718

Total Common Stocks & Other Equity Interests (Cost $125,493,015)		136,973,600

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $146,192)	146,192	146,192

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $125,639,207)		137,119,792

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.16%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,729,712	1,729,712
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,593,790	2,594,568

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,324,280)		4,324,280

TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $129,963,487)		141,444,072
OTHER ASSETS LESS LIABILITIES-(3.26)%		(4,466,881)

NET ASSETS-100.00%		$136,977,191

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$374,211	$(228,019)	$-	$-	$146,192	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	136,080	824,684	(960,764)	-	-	-	38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Building & Construction ETF (PKB)–(continued)

October 31, 2020

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$14,604,185	$(12,874,473)	$-	$-	$1,729,712	$159	*
Invesco Private Prime Fund	-	6,379,251	(3,784,778)	-	95	2,594,568	256	*

Total	$136,080	$22,182,331	$(17,848,034)	$-	$95	$4,470,472	$455

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Homebuilding	30.02
Building Products	18.34
Construction Materials	17.47
Construction & Engineering	16.80
Home Improvement Retail	10.12
Specialty Stores	4.37
Gas Utilities	2.88
Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dynamic Energy Exploration & Production ETF (PXE)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Oil & Gas Exploration & Production-80.12%
Antero Resources Corp.(b)(c)	123,145	$418,693
Apache Corp.	29,605	245,722
Cabot Oil & Gas Corp.	22,665	403,210
Cimarex Energy Co.	15,283	387,730
CNX Resources Corp.(b)	38,456	373,023
Comstock Resources, Inc.(b)	70,974	376,872
Concho Resources, Inc.	15,295	634,895
ConocoPhillips	20,772	594,495
Continental Resources, Inc.(c)	24,685	296,961
Devon Energy Corp.	40,170	358,718
Diamondback Energy, Inc.	10,868	282,133
EOG Resources, Inc.	17,628	603,583
EQT Corp.	26,765	405,222
Hess Corp.	17,071	635,383
Magnolia Oil & Gas Corp., Class A(b)	67,539	293,119
Marathon Oil Corp.	80,641	319,338
Matador Resources Co.(b)	43,661	308,683
Murphy Oil Corp.	30,039	231,901
Ovintiv, Inc.	37,784	347,613
Parsley Energy, Inc., Class A	38,942	389,809
PDC Energy, Inc.(b)	27,636	329,421
Pioneer Natural Resources Co.	7,520	598,291
Range Resources Corp.	54,784	360,479
Southwestern Energy Co.(b)	149,564	399,336
WPX Energy, Inc.(b)	74,784	344,754

		9,939,384

Oil & Gas Refining & Marketing-19.80%
CVR Energy, Inc.	25,577	281,603
HollyFrontier Corp.	17,318	320,556
Marathon Petroleum Corp.	22,655	668,322

	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	13,150	$613,579
Valero Energy Corp.	14,829	572,548

		2,456,608

Total Common Stocks & Other Equity Interests (Cost $20,584,465)		12,395,992

Money Market Funds-0.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $88,887)	88,887	88,887

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.64% (Cost $20,673,352)		12,484,879

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.18%
Invesco Private Government Fund, 0.04%(d)(e)(f)	306,746	306,746
Invesco Private Prime Fund, 0.11%(d)(e)(f)	459,981	460,118

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $766,862)		766,864

TOTAL INVESTMENTS IN SECURITIES-106.82% (Cost $21,440,214)		13,251,743
OTHER ASSETS LESS LIABILITIES-(6.82)%		(846,295)

NET ASSETS-100.00%		$12,405,448

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$327,039	$(238,152)	$-	$-	$88,887	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	106,816	556,027	(662,843)	-	-	-	27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dynamic Energy Exploration & Production ETF (PXE)–(continued)

October 31, 2020

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,284,808	$12,517,077	$(15,495,139)	$-	$-	$306,746	$317	*
Invesco Private Prime Fund	-	3,559,825	(3,099,792)	2	83	460,118	251	*

Total	$3,391,624	$16,959,968	$(19,495,926)	$2	$83	$855,751	$597

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Oil & Gas Exploration & Production	80.12
Oil & Gas Refining & Marketing	19.80
Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dynamic Food & Beverage ETF (PBJ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Agricultural Products-9.52%
Archer-Daniels-Midland Co.	45,360	$2,097,447
Darling Ingredients, Inc.(b)	62,205	2,674,815
Fresh Del Monte Produce, Inc.	84,946	1,828,887

		6,601,149

Brewers-3.42%
Boston Beer Co., Inc. (The), Class A(b)	2,281	2,370,370

Distillers & Vintners-5.13%
Brown-Forman Corp., Class B	51,014	3,556,186

Food Distributors-4.85%
SpartanNash Co.	97,524	1,795,417
United Natural Foods, Inc.(b)	107,613	1,567,921

		3,363,338

Food Retail-16.10%
Albertsons Cos., Inc., Class A(c)	138,370	2,032,655
Grocery Outlet Holding Corp.(b)	48,552	2,137,259
Ingles Markets, Inc., Class A	48,962	1,755,777
Kroger Co. (The)	56,098	1,806,917
Sprouts Farmers Market, Inc.(b)	82,644	1,574,368
Weis Markets, Inc.	40,897	1,857,133

		11,164,109

Packaged Foods & Meats-38.12%
B&G Foods, Inc.(c)	64,664	1,717,476
Campbell Soup Co.	38,065	1,776,494
Conagra Brands, Inc.	52,322	1,835,979
General Mills, Inc.	57,471	3,397,686
Hain Celestial Group, Inc. (The)(b)	62,705	1,928,179
Hershey Co. (The)	25,010	3,437,875
JM Smucker Co. (The)	16,776	1,882,267
Kellogg Co.	28,790	1,810,603
Kraft Heinz Co. (The)	106,989	3,272,793
Mondelez International, Inc., Class A	63,976	3,398,405
Nomad Foods Ltd. (United Kingdom)(b)	81,630	1,979,527

		26,437,284

	Shares	Value
Personal Products-2.66%
Herbalife Nutrition Ltd.(b)	40,831	$1,843,111

Soft Drinks-20.19%
Coca-Cola Consolidated, Inc.	7,371	1,687,590
Keurig Dr Pepper, Inc.	124,254	3,342,433
Monster Beverage Corp.(b)	44,624	3,416,860
National Beverage Corp.(b)(c)	25,190	1,972,125
PepsiCo, Inc.	26,871	3,581,635

		14,000,643

Total Common Stocks & Other Equity Interests (Cost $69,801,749)		69,336,190

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $49,270)	49,270	49,270

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $69,851,019)		69,385,460

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.57%
Invesco Private Government Fund, 0.04%(d)(e)(f) .	2,376,516	2,376,516
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,563,705	3,564,774

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,941,183)		5,941,290

TOTAL INVESTMENTS IN SECURITIES-108.63% (Cost $75,792,202)		75,326,750
OTHER ASSETS LESS LIABILITIES-(8.63)%		(5,987,204)

NET ASSETS-100.00%		$69,339,546

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$383,996	$(334,726)	$-	$-	$49,270	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	99,354	1,857,324	(1,956,678)	-	-	-	33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dynamic Food & Beverage ETF (PBJ)–(continued)

October 31, 2020

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$304,437	$10,943,077	$(8,870,998)	$-	$-	$2,376,516	$252	*
Invesco Private Prime Fund	-	5,833,722	(2,269,102)	107	47	3,564,774	385	*

Total	$403,791	$19,018,119	$(13,431,504)	$107	$47	$5,990,560	$672

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Packaged Foods & Meats	38.12
Soft Drinks	20.19
Food Retail	16.10
Agricultural Products	9.52
Distillers & Vintners	5.13
Food Distributors	4.85
Brewers	3.42
Personal Products	2.66
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Broadcasting-16.10%
AMC Networks, Inc., Class A(b)(c)	305,260	$6,486,775
Discovery, Inc., Class A(b)	335,971	6,800,053
Fox Corp., Class A	510,720	13,544,295
ViacomCBS, Inc., Class B	498,086	14,230,317

		41,061,440

Casinos & Gaming-5.37%
Accel Entertainment, Inc.(b)	644,862	6,190,675
Penn National Gaming, Inc.(b)	139,287	7,518,712

		13,709,387

Food Distributors-5.45%
Performance Food Group Co.(b)	214,654	7,214,521
US Foods Holding Corp.(b)	320,548	6,699,453

		13,913,974

Hotels, Resorts & Cruise Lines-5.46%
Hilton Worldwide Holdings, Inc.	158,566	13,923,681

Interactive Media & Services-5.01%
Eventbrite, Inc., Class A(b)(c)	732,156	6,757,800
TripAdvisor, Inc.	315,155	6,022,612

		12,780,412

Internet & Direct Marketing Retail-6.24%
Grubhub, Inc.(b)	104,551	7,732,592
Qurate Retail, Inc., Class A	1,208,407	8,180,915

		15,913,507

Movies & Entertainment-26.84%
Cinemark Holdings, Inc.(c)	540,106	4,423,468
Lions Gate Entertainment Corp., Class A(b)(c)	805,911	5,399,604
Live Nation Entertainment, Inc.(b)	134,130	6,545,544
Madison Square Garden Entertainment Corp.(b)	106,053	6,893,445
Madison Square Garden Sports Corp., Class A(b)	45,958	6,509,491
Manchester United PLC, Class A (United Kingdom)	497,752	6,799,292
Walt Disney Co. (The)	105,289	12,766,291
Warner Music Group Corp., Class A	488,231	12,952,769
World Wrestling Entertainment, Inc., Class A	170,144	6,186,436

		68,476,340

	Shares	Value
Multi-Sector Holdings-2.87%
Cannae Holdings, Inc.(b)	197,791	$7,314,311

Restaurants-26.61%
Bloomin’ Brands, Inc.	591,705	8,272,036
Chipotle Mexican Grill, Inc.(b)	11,010	13,228,295
Domino’s Pizza, Inc.	33,822	12,795,539
Papa John’s International, Inc.	78,660	6,025,356
Texas Roadhouse, Inc.	122,590	8,584,978
Wingstop, Inc.	46,389	5,396,432
Yum China Holdings, Inc. (China)	255,087	13,578,281

		67,880,917

Total Common Stocks & Other Equity Interests (Cost $269,844,176)		254,973,969

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $338,576)	338,576	338,576

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $270,182,752)		255,312,545

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.32%
Invesco Private Government Fund, 0.04%(d)(e)(f)	4,550,639	4,550,639
Invesco Private Prime Fund, 0.11%(d)(e)(f)	11,557,716	11,561,183

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,111,500)		16,111,822

TOTAL INVESTMENTS IN SECURITIES-106.40% (Cost $286,294,252)		271,424,367
OTHER ASSETS LESS LIABILITIES-(6.40)%		(16,334,172)

NET ASSETS-100.00%		$255,090,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dynamic Leisure and Entertainment ETF (PEJ)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$480,581	$(142,005)	$-	$-	$338,576	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	121,538	3,040,032	(3,161,570)	-	-	-	31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,113,813	86,711,767	(87,274,941)	-	-	4,550,639	2,041	*
Invesco Private Prime Fund	-	29,515,234	(17,954,745)	322	372	11,561,183	2,225	*

Total	$5,235,351	$119,747,614	$(108,533,261)	$322	$372	$16,450,398	$4,302

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Movies & Entertainment	26.84
Restaurants	26.61
Broadcasting	16.10
Internet & Direct Marketing Retail	6.24
Hotels, Resorts & Cruise Lines	5.46
Food Distributors	5.45
Casinos & Gaming	5.37
Interactive Media & Services	5.01
Multi-Sector Holdings	2.87
Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dynamic Media ETF (PBS)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Advertising-8.28%
Interpublic Group of Cos., Inc. (The)	54,252	$981,419
Omnicom Group, Inc.	18,163	857,293
TechTarget, Inc.(b)	25,266	1,106,651

		2,945,363

Broadcasting-12.64%
AMC Networks, Inc., Class A(b)(c)	39,676	843,115
Discovery, Inc., Class A(b)(c)	43,668	883,841
Fox Corp., Class A	36,208	960,236
Gray Television, Inc.(b)	63,100	800,108
ViacomCBS, Inc., Class B	35,311	1,008,835

		4,496,135

Cable & Satellite-4.78%
DISH Network Corp., Class A(b)	28,760	733,092
Sirius XM Holdings, Inc.(c)	169,194	969,482

		1,702,574

Interactive Media & Services-41.65%
Alphabet, Inc., Class A(b)	1,124	1,816,508
ANGI Homeservices, Inc., Class A(b)	72,706	770,683
EverQuote, Inc., Class A(b)	27,141	908,952
Facebook, Inc., Class A(b)	6,242	1,642,333
Match Group, Inc.(b)	16,410	1,916,360
Pinterest, Inc., Class A(b)	28,943	1,706,190
QuinStreet, Inc.(b)	75,056	1,201,271
SINA Corp. (China)(b)	24,642	1,055,910
Twitter, Inc.(b)	45,311	1,874,063
Yandex N.V., Class A (Russia)(b)	15,455	889,744
Zillow Group, Inc., Class C(b)	11,711	1,037,829

		14,819,843

Internet & Direct Marketing Retail-6.61%
Fiverr International Ltd. (Israel)(b)(c)	8,770	1,284,103
Qurate Retail, Inc., Class A	157,496	1,066,248

		2,350,351

Movies & Entertainment-15.82%
Lions Gate Entertainment Corp., Class A(b)(c)	104,748	701,812
Netflix, Inc.(b)	3,477	1,654,148

	Shares	Value
Movies & Entertainment-(continued)
Spotify Technology S.A.(b)	6,729	$1,614,220
Walt Disney Co. (The)	13,685	1,659,306

		5,629,486

Publishing-5.01%
New York Times Co. (The), Class A	23,017	912,854
News Corp., Class A	66,285	870,322

		1,783,176

Research & Consulting Services-5.18%
IHS Markit Ltd.	22,809	1,844,564

Total Common Stocks & Other Equity Interests (Cost $30,898,738)		35,571,492

Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $104,008)	104,008	104,008

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $31,002,746)		35,675,500

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.48%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,064,421	1,064,421
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,596,153	1,596,631

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,661,052)		2,661,052

TOTAL INVESTMENTS IN SECURITIES-107.74% (Cost $33,663,798)		38,336,552
OTHER ASSETS LESS LIABILITIES-(7.74)%		(2,754,209)

NET ASSETS-100.00%		$35,582,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dynamic Media ETF (PBS)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$151,639	$(47,631)	$-	$-	$104,008	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	105,640	702,371	(808,011)	-	-	-	28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,547,956	18,636,776	(22,120,311)	-	-	1,064,421	431	*
Invesco Private Prime Fund	-	6,206,520	(4,610,038)	-	149	1,596,631	365	*

Total	$4,653,596	$25,697,306	$(27,585,991)	$-	$149	$2,765,060	$826

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Interactive Media & Services	41.65
Movies & Entertainment	15.82
Broadcasting	12.64
Advertising	8.28
Internet & Direct Marketing Retail	6.61
Research & Consulting Services	5.18
Publishing	5.01
Cable & Satellite	4.78
Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dynamic Networking ETF (PXQ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Application Software-10.41%
Citrix Systems, Inc.	10,168	$1,151,730
Datadog, Inc., Class A(b)	31,690	2,875,867
Dynatrace, Inc.(b)	33,886	1,196,515

		5,224,112

Communications Equipment-31.35%
AudioCodes Ltd. (Israel)	45,652	1,323,452
Calix, Inc.(b)	70,696	1,654,993
Ciena Corp.(b)	25,830	1,017,444
Cisco Systems, Inc.	62,587	2,246,873
CommScope Holding Co., Inc.(b)	140,960	1,254,544
Lumentum Holdings, Inc.(b)	17,130	1,416,480
Motorola Solutions, Inc.	17,438	2,756,250
NETGEAR, Inc.(b)	43,353	1,336,139
NetScout Systems, Inc.(b)	62,017	1,272,589
Ubiquiti, Inc.(c)	7,844	1,455,925

		15,734,689

Consumer Electronics-2.92%
Garmin Ltd.	14,100	1,466,682

Electronic Components-5.51%
Amphenol Corp., Class A	24,488	2,763,226

Internet Services & Infrastructure-7.47%
Akamai Technologies, Inc.(b)	12,680	1,206,121
Okta, Inc.(b)	12,119	2,542,930

		3,749,051

Semiconductors-9.22%
Inphi Corp.(b)	12,950	1,809,892
QUALCOMM, Inc.	22,816	2,814,582

		4,624,474

Systems Software-28.54%
Check Point Software Technologies Ltd. (Israel)(b)	11,332	1,286,862
Crowdstrike Holdings, Inc., Class A(b)	12,321	1,525,833
FireEye, Inc.(b)	98,586	1,364,430
Fortinet, Inc.(b)	10,951	1,208,662

	Shares	Value
Systems Software-(continued)
Qualys, Inc.(b)	13,552	$1,190,543
SecureWorks Corp., Class A(b)	118,739	1,234,886
Tenable Holdings, Inc.(b)	39,809	1,357,885
Varonis Systems, Inc.(b)	11,755	1,358,525
VMware, Inc., Class A(b)(c)	18,524	2,384,594
Zscaler, Inc.(b)	10,401	1,411,936

		14,324,156

Technology Hardware, Storage & Peripherals-4.59%
Apple, Inc.	21,174	2,305,002

Total Common Stocks & Other Equity Interests (Cost $44,013,330)		50,191,392

Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $105,044)	105,044	105,044

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $44,118,374)		50,296,436

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.67%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,138,646	1,138,646
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,707,457	1,707,969

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,846,615)		2,846,615

TOTAL INVESTMENTS IN SECURITIES-105.89% (Cost $46,964,989)		53,143,051
OTHER ASSETS LESS LIABILITIES-(5.89)%		(2,954,397)

NET ASSETS-100.00%		$50,188,654

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$223,489	$(118,445)	$-	$-	$105,044	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	340,136	(340,136)	-	-	-	7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dynamic Networking ETF (PXQ)–(continued)

October 31, 2020

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,998,897	$19,012,200	$(19,872,451)	$-	$-	$1,138,646	$399	*
Invesco Private Prime Fund	-	6,495,857	(4,788,038)	-	150	1,707,969	379	*

Total	$1,998,897	$26,071,682	$(25,119,070)	$-	$150	$2,951,659	$786

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Communications Equipment	31.35
Systems Software	28.54
Application Software	10.41
Semiconductors	9.22
Internet Services & Infrastructure	7.47
Electronic Components	5.51
Technology Hardware, Storage & Peripherals	4.59
Consumer Electronics	2.92
Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dynamic Oil & Gas Services ETF (PXJ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-94.68%
Oil & Gas Drilling-14.72%
Helmerich & Payne, Inc.	28,754	$427,572
Patterson-UTI Energy, Inc.	82,702	211,717
Transocean Ltd.(b)(c)	254,724	170,792

		810,081

Oil & Gas Equipment & Services-66.56%
Archrock, Inc.	42,199	250,240
Baker Hughes Co., Class A	32,424	478,903
Cactus, Inc., Class A	13,922	236,674
ChampionX Corp.(b)	46,370	404,810
Core Laboratories N.V.	14,741	213,007
Dril-Quip, Inc.(b)	9,519	246,542
Halliburton Co.	29,813	359,545
National Oilwell Varco, Inc.	29,896	251,126
RPC, Inc.(b)	103,044	245,245
Schlumberger Ltd.	25,540	381,568
TechnipFMC PLC (United Kingdom)	62,843	347,522
USA Compression Partners L.P.	24,646	246,706

		3,661,888

Oil & Gas Storage & Transportation-13.40%
DHT Holdings, Inc.	51,166	246,109
Frontline Ltd. (Norway)(c)	45,188	244,467
Scorpio Tankers, Inc. (Monaco)	28,004	246,995

		737,571

Total Common Stocks & Other Equity Interests (Cost $11,580,538)		5,209,540

	Shares	Value
Money Market Funds-1.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $77,333)	77,333	$77,333

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.09% (Cost $11,657,871)		5,286,873

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.09%
Invesco Private Government Fund, 0.04%(d)(e)(f)	244,017	244,017
Invesco Private Prime Fund, 0.11%(d)(e)(f)	365,916	366,026

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $610,043)		610,043

TOTAL INVESTMENTS IN SECURITIES-107.18% (Cost $12,267,914)		5,896,916
OTHER ASSETS LESS LIABILITIES-(7.18)%		(394,927)

NET ASSETS-100.00%		$5,501,989

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$190,191	$(112,858)	$-	$-	$77,333	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	116,865	378,972	(495,837)	-	-	-	29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	693,740	3,698,923	(4,148,646)	-	-	244,017	136	*
Invesco Private Prime Fund	-	1,285,369	(919,385)	-	42	366,026	114	*

Total	$810,605	$5,553,455	$(5,676,726)	$-	$42	$687,376	$280

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dynamic Oil & Gas Services ETF (PXJ)–(continued)

October 31, 2020

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Oil & Gas Equipment & Services	66.56
Oil & Gas Drilling	14.72
Oil & Gas Storage & Transportation	13.40
Money Market Funds Plus Other Assets Less Liabilities	5.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dynamic Pharmaceuticals ETF (PJP)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Biotechnology-36.67%
AbbVie, Inc.	175,776	$14,958,538
Alexion Pharmaceuticals, Inc.(b)	86,519	9,961,798
Amgen, Inc.	65,566	14,223,888
Biogen, Inc.(b)	32,874	8,286,549
Emergent BioSolutions, Inc.(b)	77,556	6,977,713
Enanta Pharmaceuticals, Inc.(b)	184,829	8,064,089
Gilead Sciences, Inc.	252,872	14,704,507
Ligand Pharmaceuticals, Inc.(b)(c)	88,803	7,321,807
Regeneron Pharmaceuticals, Inc.(b)	14,929	8,114,807
Retrophin, Inc.(b)	477,650	9,667,636
United Therapeutics Corp.(b)	86,879	11,661,768

		113,943,100

Health Care Equipment-5.04%
Abbott Laboratories	148,943	15,655,399

Pharmaceuticals-58.28%
Amphastar Pharmaceuticals, Inc.(b)	452,015	8,854,974
Bausch Health Cos., Inc.(b)(c)	540,026	8,910,429
Corcept Therapeutics, Inc.(b)	736,793	12,363,386
Eli Lilly and Co.	111,269	14,516,154
Endo International PLC(b)	3,290,480	15,037,493
Horizon Therapeutics PLC(b)	125,194	9,380,786
Innoviva, Inc.(b)	787,345	8,511,199
Jazz Pharmaceuticals PLC(b)	70,586	10,171,443
Johnson & Johnson	108,353	14,856,280
Merck & Co., Inc.	193,147	14,526,586
Mylan N.V.(b)	567,394	8,249,909
Pacira BioSciences, Inc.(b)	152,222	7,961,211
Perrigo Co. PLC	175,233	7,687,472
Pfizer, Inc.	437,819	15,533,818
Prestige Consumer Healthcare, Inc.(b)	246,587	8,144,769

	Shares	Value
Pharmaceuticals-(continued)
Supernus Pharmaceuticals, Inc.(b)	407,296	$7,477,954
Taro Pharmaceutical Industries Ltd.(b)	152,222	8,924,776

		181,108,639

Total Common Stocks & Other Equity Interests (Cost $291,280,047)		310,707,138

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $98,237)	98,237	98,237

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $291,378,284)		310,805,375

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.48%
Invesco Private Government Fund, 0.04%(d)(e)(f)	3,084,057	3,084,057
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,624,699	4,626,086

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,709,995)		7,710,143

TOTAL INVESTMENTS IN SECURITIES-102.50% (Cost $299,088,279)		318,515,518
OTHER ASSETS LESS LIABILITIES-(2.50)%		(7,770,624)

NET ASSETS-100.00%		$310,744,894

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$921,923	$(823,686)	$-	$-	$98,237	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,745,516	(2,745,516)	-	-	-	47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dynamic Pharmaceuticals ETF (PJP)–(continued)

October 31, 2020

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,293,767	$19,766,469	$(24,976,179)	$-	$-	$3,084,057	$1,536	*
Invesco Private Prime Fund	-	10,105,447	(5,479,855)	148	346	4,626,086	1,354	*

Total	$8,293,767	$33,539,355	$(34,025,236)	$148	$346	$7,808,380	$2,941

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Pharmaceuticals	58.28
Biotechnology	36.67
Health Care Equipment	5.04
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Dynamic Semiconductors ETF (PSI)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Electronic Equipment & Instruments-2.60%
nLight, Inc.(b)	337,768	$7,174,192
Semiconductor Equipment-44.05%
ACM Research, Inc., Class A(b)	82,359	5,795,603
Amkor Technology, Inc.(b)	596,616	7,069,900
Applied Materials, Inc.	221,122	13,097,056
Axcelis Technologies, Inc.(b)	317,824	7,014,376
Brooks Automation, Inc.	146,239	6,829,361
Cohu, Inc.	443,484	9,636,907
Entegris, Inc.	110,283	8,245,860
FormFactor, Inc.(b)	282,964	8,022,029
KLA Corp.	67,088	13,228,412
Lam Research Corp.	40,171	13,741,696
MKS Instruments, Inc.	63,088	6,838,108
Nova Measuring Instruments Ltd. (Israel)(b)	141,348	7,863,189
Teradyne, Inc.	88,247	7,752,499
Ultra Clean Holdings, Inc.(b)	311,603	6,634,028

		121,769,024

Semiconductors-53.36%
Advanced Micro Devices, Inc.(b)	163,678	12,323,317
CEVA, Inc.(b)	180,323	7,270,623
Inphi Corp.(b)	66,991	9,362,662
Lattice Semiconductor Corp.(b)	259,237	9,047,371
MACOM Technology Solutions Holdings, Inc.(b)	209,568	7,649,232

	Shares	Value
Semiconductors-(continued)
Maxim Integrated Products, Inc.	106,819	$7,439,943
Microchip Technology, Inc.	127,700	13,418,716
Monolithic Power Systems, Inc.	28,338	9,056,825
NVIDIA Corp.	27,153	13,613,428
ON Semiconductor Corp.(b)	350,754	8,800,418
Power Integrations, Inc.	134,561	8,101,918
Semtech Corp.(b)	125,593	6,893,800
Skyworks Solutions, Inc.	97,903	13,832,715
Synaptics, Inc.(b)	86,995	6,669,907
Texas Instruments, Inc.	96,941	14,016,699

		147,497,574

Total Common Stocks & Other Equity Interests (Cost $219,239,294)		276,440,790

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $138,888)	138,888	138,888

TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $219,378,182)		276,579,678
OTHER ASSETS LESS LIABILITIES-(0.06)%		(155,648)

NET ASSETS-100.00%		$276,424,030

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$493,145	$(354,257)	$-	$-	$138,888	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	396,362	1,473,582	(1,869,944)	-	-	-	45
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	567,334	8,236,317	(8,803,651)	-	-	-	31	*
Invesco Private Prime Fund	-	4,354,681	(4,354,707)	-	26	-	47	*

Total	$963,696	$14,557,725	$(15,382,559)	$-	$26	$138,888	$127

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Dynamic Semiconductors ETF (PSI)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Semiconductors	53.36
Semiconductor Equipment	44.05
Electronic Equipment & Instruments	2.60
Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Dynamic Software ETF (PSJ)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Alternative Carriers-2.93%
Bandwidth, Inc., Class A(b)	92,722	$14,868,436

Application Software-39.35%
Adobe, Inc.(b)	49,630	22,189,573
Avalara, Inc.(b)	107,191	15,976,819
Avaya Holdings Corp.(b)	914,877	15,735,884
Blackline, Inc.(b)	162,851	15,907,286
Cerence, Inc.(b)	267,882	14,621,000
Citrix Systems, Inc.	97,123	11,001,122
DocuSign, Inc.(b)	117,926	23,850,533
Dynatrace, Inc.(b)	323,681	11,429,176
Everbridge, Inc.(b)	95,253	9,972,037
Fair Isaac Corp.(b)	32,505	12,724,082
Five9, Inc.(b)	109,511	16,615,009
Nuance Communications, Inc.(b)	465,767	14,862,625
SPS Commerce, Inc.(b)	171,569	14,684,591

		199,569,737

Cable & Satellite-5.01%
Liberty Broadband Corp., Class C(b)	179,330	25,412,854

Data Processing & Outsourced Services-5.30%
Black Knight, Inc.(b)	165,426	14,549,217
Jack Henry & Associates, Inc.	83,295	12,348,484

		26,897,701

Electronic Components-2.92%
Dolby Laboratories, Inc., Class A	197,550	14,832,054

Health Care Technology-2.11%
Inovalon Holdings, Inc., Class A(b)	564,094	10,712,145

	Shares	Value
Interactive Home Entertainment-11.18%
Activision Blizzard, Inc.	301,870	$22,860,615
Electronic Arts, Inc.(b)	178,647	21,407,270
Glu Mobile, Inc.(b)	1,735,508	12,426,237

		56,694,122

Interactive Media & Services-9.05%
Snap, Inc., Class A(b)	1,164,989	45,888,917

Internet Services & Infrastructure-4.39%
Shopify, Inc., Class A (Canada)(b)	24,041	22,248,263

Movies & Entertainment-3.43%
Roku, Inc.(b)	85,821	17,370,170

Semiconductors-2.83%
Rambus, Inc.(b)	1,041,437	14,361,416

Systems Software-11.58%
Microsoft Corp.	111,779	22,631,894
NortonLifeLock, Inc.	571,562	11,757,030
Qualys, Inc.(b)	129,447	11,371,919
Tenable Holdings, Inc.(b)	381,095	12,999,151

		58,759,994

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $438,052,688)		507,615,809
OTHER ASSETS LESS LIABILITIES-(0.08)%		(383,059)

NET ASSETS-100.00%		$507,232,750

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$274,985	$(274,985)	$-	$-	$-	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	144,610	2,741,531	(2,886,141)	-	-	-	104
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,593,790	35,210,356	(38,804,146)	-	-	-	529	*
Invesco Private Prime Fund	-	8,816,434	(8,816,708)	-	274	-	311	*

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Dynamic Software ETF (PSJ)–(continued)

October 31, 2020

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	April 30, 2020	at Cost	from Sales	Appreciation	Gain	October 31, 2020	Income
Investments in Other Affiliates:
Sciplay Corp., Class A	$12,666,267	$7,639,840	$(24,067,809)	$2,391,823	$1,369,879	$-	$-

Total	$16,404,667	$54,683,146	$(74,849,789)	$2,391,823	$1,370,153	$-	$946

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Application Software	39.35
Systems Software	11.58
Interactive Home Entertainment	11.18
Interactive Media & Services	9.05
Data Processing & Outsourced Services	5.30
Cable & Satellite	5.01
Internet Services & Infrastructure	4.39
Movies & Entertainment	3.43
Sub-Industry Types Each Less Than 3%	10.79
Other Assets Less Liabilities	(0.08)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Assets:
Unaffiliated investments in securities, at value(a)	$218,345,040	$136,973,600	$12,395,992	$69,336,190
Affiliated investments in securities, at value	33,296,760	4,470,472	855,751	5,990,560
Cash	-	-	-	124
Receivable for:
Dividends	2	36,909	9,673	77,597
Securities lending	4,054	1,834	220	3,631
Investments sold	-	-	-	-
Investments sold - affiliated broker	-	-	-	-
Expenses absorbed	-	-	3,043	-
Other assets	1,047	1,438	1,646	1,047

Total assets	251,646,903	141,484,253	13,266,325	75,409,149

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Collateral upon return of securities loaned	33,171,496	4,324,280	766,862	5,941,183
Fund shares repurchased	-	-	-	-
Accrued advisory fees	97,295	62,975	-	28,442
Accrued trustees’ and officer’s fees	68,588	48,411	48,810	56,453
Accrued expenses	71,035	71,396	45,205	43,525

Total liabilities	33,408,414	4,507,062	860,877	6,069,603

Net Assets	$218,238,489	$136,977,191	$12,405,448	$69,339,546

Net assets consist of:
Shares of beneficial interest	$417,009,828	$193,376,876	$148,359,399	$148,062,901
Distributable earnings (loss)	(198,771,339)	(56,399,685)	(135,953,951)	(78,723,355)

Net Assets	$218,238,489	$136,977,191	$12,405,448	$69,339,546

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,850,000	3,850,000	1,700,000	2,150,000
Net asset value	$56.69	$35.58	$7.30	$32.25

Market price	$56.60	$35.54	$7.28	$32.21

Unaffiliated investments in securities, at cost	$212,157,549	$125,493,015	$20,584,465	$69,801,749

Affiliated investments in securities, at cost	$33,296,624	$4,470,472	$855,749	$5,990,453

(a) Includes securities on loan with an aggregate value of:	$30,393,821	$4,068,388	$708,493	$5,665,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$254,973,969	$35,571,492	$50,191,392	$5,209,540	$310,707,138	$276,440,790	$507,615,809
16,450,398	2,765,060	2,951,659	687,376	7,808,380	138,888	-
10	20	-	-	-	-	-

5	3,879	1	126	263,648	107,705	2
36,695	4,065	863	304	2,207	142	-
-	-	-	14,586	3,121,557	-	-
-	-	-	292,860	-	-	-
-	-	-	6,513	-	-	-
1,438	1,437	1,437	1,046	1,437	1,438	1,437

271,462,515	38,345,953	53,145,352	6,212,351	321,904,367	276,688,963	507,617,248

-	-	-	-	-	-	22,010

16,111,500	2,661,052	2,846,615	610,043	7,709,995	-	-
-	-	-	-	3,122,028	-	-
115,838	9,383	18,321	-	138,985	119,612	224,471
48,462	50,306	43,387	56,727	103,823	48,209	51,939
96,520	42,869	48,375	43,592	84,642	97,112	86,078

16,372,320	2,763,610	2,956,698	710,362	11,159,473	264,933	384,498

$255,090,195	$35,582,343	$50,188,654	$5,501,989	$310,744,894	$276,424,030	$507,232,750

$324,787,761	$115,521,831	$84,812,731	$117,255,759	$707,503,434	$230,318,504	$427,597,141
(69,697,566)	(79,939,488)	(34,624,077)	(111,753,770)	(396,758,540)	46,105,526	79,635,609

$255,090,195	$35,582,343	$50,188,654	$5,501,989	$310,744,894	$276,424,030	$507,232,750

8,500,000	1,000,000	750,000	2,900,000	5,000,000	3,450,000	4,100,000
$30.01	$35.58	$66.92	$1.90	$62.15	$80.12	$123.72

$29.96	$35.53	$66.58	$1.90	$62.02	$79.87	$123.44

$269,844,176	$30,898,738	$44,013,330	$11,580,538	$291,280,047	$219,239,294	$438,052,688

$16,450,076	$2,765,060	$2,951,659	$687,376	$7,808,232	$138,888	$-

$14,962,999	$2,576,866	$2,765,652	$497,995	$7,486,110	$-	$-

27

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Investment income:
Unaffiliated dividend income	$412,196	$549,313	$210,191	$699,266
Affiliated dividend income	63	40	29	35
Non-cash dividend income	-	-	43,418	-
Securities lending income	45,694	4,510	9,219	7,122
Foreign withholding tax	-	-	-	-

Total investment income	457,953	553,863	262,857	706,423

Expenses:
Advisory fees	587,820	267,192	42,968	181,555
Sub-licensing fees	35,269	16,031	2,578	10,893
Accounting & administration fees	18,916	13,546	10,859	12,127
Professional fees	13,407	12,878	12,996	12,557
Printing fees	11,305	4,612	5,955	4,154
Custodian & transfer agent fees	2,718	633	4,775	1,021
Trustees’ and officer’s fees	19,377	14,087	13,851	15,756
Listing fee and expenses	4,537	3,529	3,529	4,537
Recapture (Note 3)	-	-	-	-
Other expenses	3,645	2,584	2,342	2,904

Total expenses	696,994	335,092	99,853	245,504

Less: Waivers	(250)	(2,326)	(45,778)	(16,769)

Net expenses	696,744	332,766	54,075	228,735

Net investment income (loss)	(238,791)	221,097	208,782	477,688

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,226,772)	(1,593,970)	(5,460,121)	(2,516,981)
Affiliated investment securities	510	95	83	47
In-kind redemptions	26,746,525	4,300,184	(87,615)	5,587,971

Net realized gain (loss)	20,520,263	2,706,309	(5,547,653)	3,071,037

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,180,081)	25,598,612	35,833	799,437
Affiliated investment securities	136	-	2	107

Change in net unrealized appreciation (depreciation)	(5,179,945)	25,598,612	35,835	799,544

Net realized and unrealized gain (loss)	15,340,318	28,304,921	(5,511,818)	3,870,581

Net increase (decrease) in net assets resulting from operations	$15,101,527	$28,526,018	$(5,303,036)	$4,348,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$1,836,255	$279,027	$175,042	$181,216	$2,246,626	$1,149,331	$587,755
36	30	8	30	51	49	106
-	-	-	-	-	-	-
46,841	39,604	74,887	9,434	10,177	358	5,824
-	-	(1,376)	(60)	-	-	(15,935)

1,883,132	318,661	248,561	190,620	2,256,854	1,149,738	577,750

624,142	86,918	133,389	17,387	866,777	683,487	1,239,154
37,448	5,215	8,003	1,043	52,006	41,009	74,348
12,305	11,804	12,311	10,042	24,936	15,759	22,993
13,161	12,986	12,556	12,790	14,368	13,177	13,690
11,612	4,090	3,562	2,377	17,910	5,978	13,839
949	1,516	2,455	2,047	1,017	1,453	1,576
14,751	14,301	12,917	15,497	27,500	15,319	17,316
4,033	4,537	3,529	3,528	3,529	3,528	3,530
31,135	-	-	-	-	-	-
2,661	2,600	2,031	2,194	4,166	2,481	2,560

752,197	143,967	190,753	66,905	1,012,209	782,191	1,389,006

(121)	(34,499)	(22,684)	(45,080)	(200)	(171)	(362)

752,076	109,468	168,069	21,825	1,012,009	782,020	1,388,644

1,131,056	209,193	80,492	168,795	1,244,845	367,718	(810,894)

(6,823,887)	(318,066)	(364,498)	(2,684,682)	(4,665,392)	7,098,367	(3,793,629)
372	149	150	42	346	26	274
27,307,266	659,937	4,626,990	59,668	17,944,372	26,355,257	58,087,612

20,483,751	342,020	4,262,642	(2,624,972)	13,279,326	33,453,650	54,294,257

(7,110,935)	7,217,162	3,594,328	1,254,918	(13,940,670)	26,673,432	50,322,272
322	-	-	-	148	-	2,391,823

(7,110,613)	7,217,162	3,594,328	1,254,918	(13,940,522)	26,673,432	52,714,095

13,373,138	7,559,182	7,856,970	(1,370,054)	(661,196)	60,127,082	107,008,352

$14,504,194	$7,768,375	$7,937,462	$(1,201,259)	$583,649	$60,494,800	$106,197,458

29

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)		Invesco Dynamic Building & Construction ETF (PKB)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income (loss)	$(238,791)	$13,023	$221,097	$407,651
Net realized gain (loss)	20,520,263	(4,611,125)	2,706,309	11,983,007
Change in net unrealized appreciation (depreciation)	(5,179,945)	6,780,837	25,598,612	(23,718,866)

Net increase (decrease) in net assets resulting from operations	15,101,527	2,182,735	28,526,018	(11,328,208)

Distributions to Shareholders from:
Distributable earnings	-	(123,165)	(260,219)	(481,809)

Shareholder Transactions:
Proceeds from shares sold	104,583,555	181,960,855	86,502,748	84,855,125
Value of shares repurchased	(122,057,819)	(211,436,290)	(47,544,769)	(121,930,900)

Net increase (decrease) in net assets resulting from share transactions	(17,474,264)	(29,475,435)	38,957,979	(37,075,775)

Net increase (decrease) in net assets	(2,372,737)	(27,415,865)	67,223,778	(48,885,792)

Net assets:
Beginning of period	220,611,226	248,027,091	69,753,413	118,639,205

End of period	$218,238,489	$220,611,226	$136,977,191	$69,753,413

Changes in Shares Outstanding:
Shares sold	1,800,000	3,400,000	2,500,000	2,600,000
Shares repurchased	(2,100,000)	(4,000,000)	(1,350,000)	(3,850,000)
Shares outstanding, beginning of period	4,150,000	4,750,000	2,700,000	3,950,000

Shares outstanding, end of period	3,850,000	4,150,000	3,850,000	2,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dynamic Energy Exploration & Production ETF (PXE)		Invesco Dynamic Food & Beverage ETF (PBJ)		Invesco Dynamic Leisure and Entertainment ETF (PEJ)		Invesco Dynamic Media ETF (PBS)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$208,782	$468,712	$477,688	$848,794	$1,131,056	$252,678	$209,193	$193,810
(5,547,653)	(18,085,047)	3,071,037	474,486	20,483,751	(3,220,693)	342,020	(2,632,077)
35,835	1,607,346	799,544	(8,005,140)	(7,110,613)	(10,956,892)	7,217,162	(8,731,231)

(5,303,036)	(16,008,989)	4,348,269	(6,681,860)	14,504,194	(13,924,907)	7,768,375	(11,169,498)

(375,454)	(505,197)	(481,237)	(932,756)	(150,315)	(332,937)	(43,916)	(217,169)

12,838,075	3,595,646	39,011,146	38,927,220	321,112,526	149,321,109	3,549,812	21,268,264
(11,446,801)	(10,467,051)	(37,284,493)	(39,397,641)	(215,965,752)	(66,674,797)	(6,359,668)	(67,562,077)

1,391,274	(6,871,405)	1,726,653	(470,421)	105,146,774	82,646,312	(2,809,856)	(46,293,813)

(4,287,216)	(23,385,591)	5,593,685	(8,085,037)	119,500,653	68,388,468	4,914,603	(57,680,480)

16,692,664	40,078,255	63,745,861	71,830,898	135,589,542	67,201,074	30,667,740	88,348,220

$12,405,448	$16,692,664	$69,339,546	$63,745,861	$255,090,195	$135,589,542	$35,582,343	$30,667,740

1,300,000	500,000	1,150,000	1,150,000	10,450,000	5,200,000	100,000	650,000
(1,250,000)	(900,000)	(1,100,000)	(1,150,000)	(6,900,000)	(1,750,000)	(200,000)	(2,100,000)
1,650,000	2,050,000	2,100,000	2,100,000	4,950,000	1,500,000	1,100,000	2,550,000

1,700,000	1,650,000	2,150,000	2,100,000	8,500,000	4,950,000	1,000,000	1,100,000

31

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco Dynamic Networking ETF (PXQ)		Invesco Dynamic Oil & Gas Services ETF (PXJ)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income (loss)	$80,492	$106,161	$168,795	$174,382
Net realized gain (loss)	4,262,642	5,433,539	(2,624,972)	(8,810,221)
Change in net unrealized appreciation (depreciation)	3,594,328	(13,283,642)	1,254,918	(2,081,894)

Net increase (decrease) in net assets resulting from operations	7,937,462	(7,743,942)	(1,201,259)	(10,717,733)

Distributions to Shareholders from:
Distributable earnings	(98,179)	(172,521)	(163,561)	(179,231)

Shareholder Transactions:
Proceeds from shares sold	13,919,876	25,528,975	1,483,901	939,565
Value of shares repurchased	(17,640,083)	(72,593,520)	(587,747)	(1,590,954)

Net increase (decrease) in net assets resulting from share transactions	(3,720,207)	(47,064,545)	896,154	(651,389)

Net increase (decrease) in net assets	4,119,076	(54,981,008)	(468,666)	(11,548,353)

Net assets:
Beginning of period	46,069,578	101,050,586	5,970,655	17,519,008

End of period	$50,188,654	$46,069,578	$5,501,989	$5,970,655

Changes in Shares Outstanding:
Shares sold	200,000	450,000	650,000	350,000
Shares repurchased	(250,000)	(1,250,000)	(250,000)	(400,000)
Shares outstanding, beginning of period	800,000	1,600,000	2,500,000	2,550,000

Shares outstanding, end of period	750,000	800,000	2,900,000	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Dynamic Pharmaceuticals ETF (PJP)		Invesco Dynamic Semiconductors ETF (PSI)		Invesco Dynamic Software ETF (PSJ)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$1,244,845	$3,373,232	$367,718	$995,435	$(810,894)	$157,105
13,279,326	(28,443,828)	33,453,650	10,136,046	54,294,257	36,158,803
(13,940,522)	21,870,879	26,673,432	1,244,540	52,714,095	(43,614,074)

583,649	(3,199,717)	60,494,800	12,376,021	106,197,458	(7,298,166)

(1,444,364)	(3,496,032)	(532,908)	(1,250,725)	-	(498,339)

19,647,590	123,300,920	67,175,832	121,622,255	233,658,666	552,465,454
(64,539,399)	(176,698,349)	(79,660,093)	(104,224,135)	(232,962,720)	(581,572,532)

(44,891,809)	(53,397,429)	(12,484,261)	17,398,120	695,946	(29,107,078)

(45,752,524)	(60,093,178)	47,477,631	28,523,416	106,893,404	(36,903,583)

356,497,418	416,590,596	228,946,399	200,422,983	400,339,346	437,242,929

$310,744,894	$356,497,418	$276,424,030	$228,946,399	$507,232,750	$400,339,346

300,000	2,000,000	850,000	1,950,000	2,050,000	5,650,000
(1,000,000)	(2,950,000)	(1,000,000)	(1,800,000)	(2,000,000)	(6,150,000)
5,700,000	6,650,000	3,600,000	3,450,000	4,050,000	4,550,000

5,000,000	5,700,000	3,450,000	3,600,000	4,100,000	4,050,000

33

Financial Highlights

Invesco Dynamic Biotechnology & Genome ETF (PBE)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$53.16		$52.22	$48.02		$43.11	$39.35	$52.98

Net investment income (loss)(a)	(0.06)		0.00 (b)	(0.16)		0.00 (b)	0.33	0.50
Net realized and unrealized gain (loss) on investments	3.59		0.97	4.36		5.13	3.63	(13.56)

Total from investment operations	3.53		0.97	4.20		5.13	3.96	(13.06)

Distributions to shareholders from:
Net investment income	-		(0.03)	(0.00	)(c)	(0.22)	(0.20)	(0.57)

Net asset value at end of period	$56.69		$53.16	$52.22		$48.02	$43.11	$39.35

Market price at end of period(d)	$56.60		$53.27	$52.22		$48.08	$43.13	$39.35

Net Asset Value Total Return(e)	6.64%		1.87%	8.75%		11.94%	10.09%	(24.92)%
Market Price Total Return(e)	6.25%		2.08%	8.62%		12.04%	10.15%	(24.88)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$218,238		$220,611	$248,027		$232,910	$230,631	$267,584
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(f)	0.58%	0.57%		0.59%	0.58%	0.58%
Expenses, prior to Waivers	0.59	%(f)	0.58%	0.57%		0.59%	0.58%	0.58%
Net investment income (loss)	(0.20	)%(f)	0.01%	(0.29)%		0.01%	0.81%	1.00%
Portfolio turnover rate(g)	77%		252%	117%		141%	69%	74%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco Dynamic Building & Construction ETF (PKB)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$25.83		$30.04	$30.33	$29.58	$25.08	$22.99

Net investment income(a)	0.07		0.12	0.13	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments	9.77		(4.19)	(0.29)	0.73	4.52	2.08

Total from investment operations	9.84		(4.07)	(0.16)	0.81	4.59	2.12

Distributions to shareholders from:
Net investment income	(0.09)		(0.14)	(0.13)	(0.06)	(0.09)	(0.03)

Net asset value at end of period	$35.58		$25.83	$30.04	$30.33	$29.58	$25.08

Market price at end of period(b)	$35.54		$25.89	$30.05	$30.34	$29.60	$25.08

Net Asset Value Total Return(c)	38.11%		(13.59)%	(0.47)%	2.73%	18.33%	9.21%
Market Price Total Return(c)	37.64%		(13.42)%	(0.47)%	2.70%	18.41%	9.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$136,977		$69,753	$118,639	$280,510	$317,995	$60,201
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.59%	0.60%	0.58%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.59%	0.60%	0.58%	0.63%	0.68%
Net investment income	0.41	%(d)	0.38%	0.44%	0.24%	0.24%	0.18%
Portfolio turnover rate(e)	75%		139%	148%	143%	129%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$10.12		$19.55		$24.06	$20.28	$22.63		$31.78

Net investment income(a)	0.11		0.26		0.20	0.28	0.24		0.51
Net realized and unrealized gain (loss) on investments	(2.72)		(9.41)		(4.48)	3.89	(1.15)		(9.04)

Total from investment operations	(2.61)		(9.15)		(4.28)	4.17	(0.91)		(8.53)

Distributions to shareholders from:
Net investment income	(0.21)		(0.28)		(0.23)	(0.39)	(1.44)		(0.62)

Net asset value at end of period	$7.30		$10.12		$19.55	$24.06	$20.28		$22.63

Market price at end of period(b)	$7.28		$10.11		$19.57	$24.12	$20.28		$22.63

Net Asset Value Total Return(c)	(26.14)%		(47.06)%		(17.84)%	21.00%	(3.96)%		(26.93)%
Market Price Total Return(c)	(26.27)%		(47.17)%		(17.96)%	21.31%	(3.96)%		(26.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,405		$16,693		$40,078	$49,324	$55,760		$74,682
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.65	%(e)	0.63%	0.65%	0.80	%(f)	0.65%
Expenses, prior to Waivers	1.16	%(d)	0.86	%(e)	0.64%	0.77%	0.88	%(f)	0.67%
Net investment income	2.43	%(d)	1.80	%(e)	0.82%	1.37%	1.13%		2.09%
Portfolio turnover rate(g)	60%		126%		110%	87%	91%		134%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)

Expenses, after Waivers and Expenses, prior to Waivers include state income taxes paid during the fiscal year ended April 30, 2017. Expenses, after Waivers and Expenses, prior to Waivers excluding the taxes paid are 0.63% and 0.71%, respectively.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco Dynamic Food & Beverage ETF (PBJ)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$30.36		$34.21		$32.81	$33.75	$32.31	$31.45

Net investment income(a)	0.22		0.41		0.34	0.41	0.33	0.39
Net realized and unrealized gain (loss) on investments	1.88		(3.81)		1.39	(0.99)	1.61	0.88

Total from investment operations	2.10		(3.40)		1.73	(0.58)	1.94	1.27

Distributions to shareholders from:
Net investment income	(0.21)		(0.45)		(0.33)	(0.36)	(0.50)	(0.41)

Net asset value at end of period	$32.25		$30.36		$34.21	$32.81	$33.75	$32.31

Market price at end of period(b)	$32.21		$30.38		$34.19	$32.76	$33.74	$32.30

Net Asset Value Total Return(c)	6.93%		(10.00)%		5.37%	(1.70)%	6.03%	4.06%
Market Price Total Return(c)	6.73%		(9.90)%		5.47%	(1.82)%	6.03%	4.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$69,340		$63,746		$71,831	$78,732	$146,821	$300,455
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.64	%(e)	0.63%	0.63%	0.59%	0.58%
Expenses, prior to Waivers	0.68	%(d)	0.64	%(e)	0.65%	0.65%	0.59%	0.58%
Net investment income	1.32	%(d)	1.23	%(e)	1.05%	1.25%	0.99%	1.21%
Portfolio turnover rate(f)	71%		136%		122%	147%	145%	109%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.39		$44.80		$44.89	$42.00	$35.69	$36.40

Net investment income(a)	0.14	(b)	0.18		0.19	0.41	0.31	0.11
Net realized and unrealized gain (loss) on investments	2.50		(17.35)		(0.05)	2.86	6.26	(0.74)

Total from investment operations	2.64		(17.17)		0.14	3.27	6.57	(0.63)

Distributions to shareholders from:
Net investment income	(0.02)		(0.24)		(0.23)	(0.38)	(0.26)	(0.08)

Net asset value at end of period	$30.01		$27.39		$44.80	$44.89	$42.00	$35.69

Market price at end of period(c)	$29.96		$27.48		$44.78	$44.96	$42.00	$35.68

Net Asset Value Total Return(d)	9.63%		(38.42)%		0.33%	7.84%	18.52%	(1.73)%
Market Price Total Return(d)	9.09%		(38.19)%		0.12%	8.01%	18.55%	(1.73)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$255,090		$135,590		$67,201	$116,724	$144,902	$142,754
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.64	%(f)	0.63%	0.63%	0.61%	0.61%
Expenses, prior to Waivers	0.60	%(e)	0.70	%(f)	0.63%	0.65%	0.61%	0.61%
Net investment income	0.91	%(b)(e)	0.47	%(f)	0.42%	0.97%	0.83%	0.29%
Portfolio turnover rate(g)	79%		163%		207%	177%	183%	136%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.01) and (0.07)%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco Dynamic Media ETF (PBS)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.88		$34.65		$29.14	$27.97	$25.13	$26.73

Net investment income(a)	0.21	(b)	0.12		0.16	0.15	0.06	0.07
Net realized and unrealized gain (loss) on investments	7.53		(6.75)		5.58	1.14	2.82	(1.45)

Total from investment operations	7.74		(6.63)		5.74	1.29	2.88	(1.38)

Distributions to shareholders from:
Net investment income	(0.04)		(0.14)		(0.23)	(0.12)	(0.04)	(0.22)

Net asset value at end of period	$35.58		$27.88		$34.65	$29.14	$27.97	$25.13

Market price at end of period(c)	$35.53		$27.85		$34.65	$29.16	$27.98	$25.12

Net Asset Value Total Return(d)	27.79%		(19.20)%		19.81%	4.64%	11.49%	(5.18)%
Market Price Total Return(d)	27.75%		(19.28)%		19.73%	4.67%	11.57%	(5.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,582		$30,668		$88,348	$48,080	$148,230	$90,461
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.64	%(f)	0.63%	0.63%	0.63%	0.61%
Expenses, prior to Waivers	0.83	%(e)	0.67	%(f)	0.67%	0.68%	0.63%	0.61%
Net investment income	1.20	%(b)(e)	0.36	%(f)	0.49%	0.53%	0.21%	0.26%
Portfolio turnover rate(g)	61%		146%		103%	150%	103%	124%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.24%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco Dynamic Networking ETF (PXQ)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$57.59		$63.16		$50.08	$43.58	$33.65	$36.65

Net investment income(a)	0.10		0.10		0.66	0.18	0.21	0.15
Net realized and unrealized gain (loss) on investments	9.36		(5.51)		13.13	6.62	9.90	(3.15)

Total from investment operations	9.46		(5.41)		13.79	6.80	10.11	(3.00)

Distributions to shareholders from:
Net investment income	(0.13)		(0.16)		(0.71)	(0.30)	(0.18)	—

Net asset value at end of period	$66.92		$57.59		$63.16	$50.08	$43.58	$33.65

Market price at end of period(b)	$66.58		$57.51		$63.14	$50.10	$43.59	$33.65

Net Asset Value Total Return(c)	16.43%		(8.56)%		27.90%	15.70%	30.19%	(8.19)%
Market Price Total Return(c)	16.00%		(8.66)%		27.81%	15.73%	30.22%	(8.16)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$50,189		$46,070		$101,051	$60,091	$26,145	$20,189
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.64	%(e)	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.71	%(d)	0.65	%(e)	0.64%	0.83%	0.89%	0.88%
Net investment income	0.30	%(d)	0.17	%(e)	1.21%	0.39%	0.55%	0.42%
Portfolio turnover rate(f)	54%		99%		98%	79%	97%	87%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$2.39		$6.87		$9.70	$10.70		$13.20	$18.91

Net investment income(a)	0.06		0.07		0.04	0.27	(b)	0.06	0.20
Net realized and unrealized gain (loss) on investments	(0.50)		(4.47)		(2.81)	(1.01)		(2.41)	(5.69)

Total from investment operations	(0.44)		(4.40)		(2.77)	(0.74)		(2.35)	(5.49)

Distributions to shareholders from:
Net investment income	(0.05)		(0.08)		(0.06)	(0.26)		(0.08)	(0.22)
Return of capital	-		-		-	-		(0.07)	-

Total distributions	(0.05)		(0.08)		(0.06)	(0.26)		(0.15)	(0.22)

Net asset value at end of period	$1.90		$2.39		$6.87	$9.70		$10.70	$13.20

Market price at end of period(c)	$1.90		$2.40		$6.87	$9.70		$10.70	$13.19

Net Asset Value Total Return(d)	(18.61)%		(63.87)%		(28.69)%	(6.71)%		(17.99)%	(29.06)%
Market Price Total Return(d)	(18.95)%		(63.72)%		(28.69)%	(6.72)%		(17.92)%	(29.15)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,502		$5,971		$17,519	$37,827		$33,174	$45,534
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.67	%(f)	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	1.92	%(e)	1.09	%(f)	0.83%	0.86%		0.75%	0.72%
Net investment income	4.85	%(e)	1.51	%(f)	0.48%	2.90	%(b)	0.47%	1.46%
Portfolio turnover rate(g)	46%		82%		81%	91%		90%	89%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.06 and 0.61%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco Dynamic Pharmaceuticals ETF (PJP)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$62.54		$62.65	$61.49	$60.71	$62.16	$74.40

Net investment income(a)	0.23		0.55	0.69	0.43	0.48	0.41
Net realized and unrealized gain (loss) on investments	(0.35)		(0.08)	1.17	0.79	(1.40)	(8.81)

Total from investment operations	(0.12)		0.47	1.86	1.22	(0.92)	(8.40)

Distributions to shareholders from:
Net investment income	(0.27)		(0.58)	(0.70)	(0.44)	(0.53)	(0.39)
Net realized gains	-		-	-	-	-	(3.45)

Total distributions	(0.27)		(0.58)	(0.70)	(0.44)	(0.53)	(3.84)

Net asset value at end of period	$62.15		$62.54	$62.65	$61.49	$60.71	$62.16

Market price at end of period(b)	$62.02		$62.49	$62.64	$61.53	$60.71	$62.14

Net Asset Value Total Return(c)	(0.20)%		0.83%	3.02%	1.99%	(1.47)%	(11.86)%
Market Price Total Return(c)	(0.33)%		0.77%	2.94%	2.05%	(1.44)%	(11.83)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$310,745		$356,497	$416,591	$525,754	$764,908	$1,168,526
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.56%	0.56%	0.57%	0.56%	0.57%
Expenses, prior to Waivers	0.58	%(d)	0.56%	0.56%	0.57%	0.56%	0.57%
Net investment income	0.72	%(d)	0.92%	1.03%	0.68%	0.79%	0.58%
Portfolio turnover rate(e)	25%		63%	81%	98%	26%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco Dynamic Semiconductors ETF (PSI)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$63.60		$58.09	$48.91	$42.47	$24.50	$26.30

Net investment income(a)	0.10		0.29	0.38	0.14	0.19	0.10
Net realized and unrealized gain (loss) on investments	16.57		5.60	9.19	6.41	18.02	(1.86)

Total from investment operations	16.67		5.89	9.57	6.55	18.21	(1.76)

Distributions to shareholders from:
Net investment income	(0.15)		(0.38)	(0.39)	(0.11)	(0.24)	(0.04)

Net asset value at end of period	$80.12		$63.60	$58.09	$48.91	$42.47	$24.50

Market price at end of period(b)	$79.87		$63.71	$58.04	$48.94	$42.51	$24.48

Net Asset Value Total Return(c)	26.23%		10.23%	19.71%	15.42%	74.65%	(6.69)%
Market Price Total Return(c)	25.62%		10.51%	19.53%	15.38%	74.96%	(6.80)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$276,424		$228,946	$200,423	$315,455	$235,699	$48,999
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(d)	0.57%	0.58%	0.61%	0.63%	0.63%
Expenses, prior to Waivers	0.57	%(d)	0.57%	0.58%	0.61%	0.63%	0.68%
Net investment income	0.27	%(d)	0.49%	0.73%	0.29%	0.55%	0.38%
Portfolio turnover rate(e)	50%		94%	98%	65%	62%	104%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Dynamic Software ETF (PSJ)

	Six Months Ended
	October 31,
	2020		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$98.85		$96.10	$70.81	$53.44	$42.20	$42.47

Net investment income (loss)(a)	(0.19)		0.03	(0.22)	(0.27)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	25.06		2.83	25.51	17.64	11.30	(0.13)

Total from investment operations	24.87		2.86	25.29	17.37	11.25	(0.21)

Distributions to shareholders from:
Net investment income	-		(0.11)	-	-	(0.01)	(0.06)

Net asset value at end of period	$123.72		$98.85	$96.10	$70.81	$53.44	$42.20

Market price at end of period(b)	$123.44		$98.80	$96.13	$70.90	$53.39	$42.21

Net Asset Value Total Return(c)	25.16%		2.99%	35.71%	32.51%	26.67%	(0.50)%
Market Price Total Return(c)	24.93%		2.91%	35.58%	32.80%	26.52%	(0.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$507,233		$400,339	$437,243	$155,784	$101,545	$73,847
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.56%	0.58%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.56	%(d)	0.56%	0.58%	0.63%	0.64%	0.66%
Net investment income (loss)	(0.33	)%(d)	0.03%	(0.27)%	(0.42)%	(0.11)%	(0.19)%
Portfolio turnover rate(e)	67%		190%	157%	145%	154%	154%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Dynamic Biotechnology & Genome ETF (PBE)	“Dynamic Biotechnology & Genome ETF”
Invesco Dynamic Building & Construction ETF (PKB)	“Dynamic Building & Construction ETF”
Invesco Dynamic Energy Exploration & Production ETF (PXE)	“Dynamic Energy Exploration & Production ETF”
Invesco Dynamic Food & Beverage ETF (PBJ)	“Dynamic Food & Beverage ETF”
Invesco Dynamic Leisure and Entertainment ETF (PEJ)	“Dynamic Leisure and Entertainment ETF”
Invesco Dynamic Media ETF (PBS)	“Dynamic Media ETF”
Invesco Dynamic Networking ETF (PXQ)	“Dynamic Networking ETF”
Invesco Dynamic Oil & Gas Services ETF (PXJ)	“Dynamic Oil & Gas Services ETF”
Invesco Dynamic Pharmaceuticals ETF (PJP)	“Dynamic Pharmaceuticals ETF”
Invesco Dynamic Semiconductors ETF (PSI)	“Dynamic Semiconductors ETF”
Invesco Dynamic Software ETF (PSJ)	“Dynamic Software ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Biotechnology & Genome ETF	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction ETF	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production ETF	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage ETF	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment ETF	Dynamic Leisure & Entertainment IntellidexSM Index
Dynamic Media ETF	Dynamic Media IntellidexSM Index
Dynamic Networking ETF	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services ETF	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals ETF	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Semiconductors ETF	Dynamic Semiconductor IntellidexSM Index
Dynamic Software ETF	Dynamic Software IntellidexSM Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or,

45

lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of their respective securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can

47

result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent

48

Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2022. Unless

49

the Adviser continues the Expense Agreement, it will terminate on August 31, 2022. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome ETF, Dynamic Leisure and Entertainment ETF, Dynamic Pharmaceuticals ETF, Dynamic Semiconductors ETF and Dynamic Software ETF.

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2020, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome ETF	$250
Dynamic Building & Construction ETF	2,326
Dynamic Energy Exploration & Production ETF	45,778
Dynamic Food & Beverage ETF	16,769
Dynamic Leisure and Entertainment ETF	121
Dynamic Media ETF	34,499
Dynamic Networking ETF	22,684
Dynamic Oil & Gas Services ETF	45,080
Dynamic Pharmaceuticals ETF	200
Dynamic Semiconductors ETF	171
Dynamic Software ETF	362

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2020 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/21	4/30/22	4/30/23	10/31/23
Dynamic Building & Construction ETF	$2,200	$-	$-	$-	$2,200
Dynamic Energy Exploration & Production ETF	130,288	21,754	7,050	55,789	45,695
Dynamic Food & Beverage ETF	46,467	13,793	16,009	-	16,665
Dynamic Media ETF	101,758	28,473	24,608	14,261	34,416
Dynamic Networking ETF	64,936	23,274	10,092	8,945	22,625
Dynamic Oil & Gas Services ETF	176,664	30,307	53,533	47,836	44,988

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with ICE Data Indices, LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

50

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

Dynamic Biotechnology & Genome ETF	$2,762
Dynamic Building & Construction ETF	4,105
Dynamic Energy Exploration & Production ETF	15,851
Dynamic Food & Beverage ETF	7,202
Dynamic Leisure and Entertainment ETF	15,136
Dynamic Media ETF	4,296
Dynamic Networking ETF	4,450
Dynamic Oil & Gas Services ETF	4,239
Dynamic Pharmaceuticals ETF	5,080
Dynamic Semiconductors ETF	6,445
Dynamic Software ETF	7,313

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended October 31, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
Dynamic Biotechnology & Genome ETF	$312,494	$435,553	$(65,482)
Dynamic Building & Construction ETF	-	3,283,191	69,886
Dynamic Energy Exploration & Production ETF	187,893	-	-
Dynamic Food & Beverage ETF	2,571,161	807,379	(16,582)
Dynamic Leisure and Entertainment ETF	-	231,837	(45,904)
Dynamic Media ETF	389,134	-	-
Dynamic Networking ETF	297,177	1,028,816	90,477
Dynamic Oil & Gas Services ETF	313,813	245,590	(15,768)
Dynamic Pharmaceuticals ETF	3,459,110	1,787,323	(39,110)
Dynamic Semiconductors ETF	5,004,949	6,235,074	(580,306)
Dynamic Software ETF	1,550,270	4,661,978	(55,032)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

51

The following is a summary of the tiered valuation input levels, as of October 31, 2020, for each Fund (except for Dynamic Semiconductors ETF and Dynamic Software ETF). As of October 31, 2020, all of the securities in Dynamic Semiconductors ETF and Dynamic Software ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$218,345,040	$-	$-	$218,345,040
Money Market Funds	125,128	33,171,632	-	33,296,760

Total Investments	$218,470,168	$33,171,632	$-	$251,641,800

Dynamic Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$136,973,600	$-	$-	$136,973,600
Money Market Funds	146,192	4,324,280	-	4,470,472

Total Investments	$137,119,792	$4,324,280	$-	$141,444,072

Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,395,992	$-	$-	$12,395,992
Money Market Funds	88,887	766,864	-	855,751

Total Investments	$12,484,879	$766,864	$-	$13,251,743

Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,336,190	$-	$-	$69,336,190
Money Market Funds	49,270	5,941,290	-	5,990,560

Total Investments	$69,385,460	$5,941,290	$-	$75,326,750

Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$254,973,969	$-	$-	$254,973,969
Money Market Funds	338,576	16,111,822	-	16,450,398

Total Investments	$255,312,545	$16,111,822	$-	$271,424,367

Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,571,492	$-	$-	$35,571,492
Money Market Funds	104,008	2,661,052	-	2,765,060

Total Investments	$35,675,500	$2,661,052	$-	$38,336,552

Dynamic Networking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,191,392	$-	$-	$50,191,392
Money Market Funds	105,044	2,846,615	-	2,951,659

Total Investments	$50,296,436	$2,846,615	$-	$53,143,051

Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,209,540	$-	$-	$5,209,540
Money Market Funds	77,333	610,043	-	687,376

Total Investments	$5,286,873	$610,043	$-	$5,896,916

Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$310,707,138	$-	$-	$310,707,138
Money Market Funds	98,237	7,710,143	-	7,808,380

Total Investments	$310,805,375	$7,710,143	$-	$318,515,518

52

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Dynamic Biotechnology & Genome ETF	$196,158,095	$28,014,650	$224,172,745
Dynamic Building & Construction ETF	61,591,341	8,796,744	70,388,085
Dynamic Energy Exploration & Production ETF	88,627,435	32,954,106	121,581,541
Dynamic Food & Beverage ETF	71,464,519	9,797,010	81,261,529
Dynamic Leisure and Entertainment ETF	74,287,611	1,668,220	75,955,831
Dynamic Media ETF	81,857,354	2,854,087	84,711,441
Dynamic Networking ETF	34,669,195	10,113,312	44,782,507
Dynamic Oil & Gas Services ETF	56,751,317	44,859,043	101,610,360
Dynamic Pharmaceuticals ETF	174,337,472	252,004,757	426,342,229
Dynamic Semiconductors ETF	42,758,957	-	42,758,957
Dynamic Software ETF	42,451,161	772,124	43,223,285

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome ETF	$183,482,705	$180,001,764
Dynamic Building & Construction ETF	83,706,512	82,896,744
Dynamic Energy Exploration & Production ETF	9,628,992	9,838,944
Dynamic Food & Beverage ETF	54,049,937	53,131,420
Dynamic Leisure and Entertainment ETF	193,754,516	193,904,850
Dynamic Media ETF	20,997,803	20,696,746
Dynamic Networking ETF	30,098,790	28,907,003
Dynamic Oil & Gas Services ETF	3,037,608	3,258,331
Dynamic Pharmaceuticals ETF	84,638,188	84,200,119
Dynamic Semiconductors ETF	140,215,721	138,783,664
Dynamic Software ETF	332,948,360	332,925,078

For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Biotechnology & Genome ETF	$102,378,371	$123,685,917
Dynamic Building & Construction ETF	86,499,447	48,394,803
Dynamic Energy Exploration & Production ETF	12,839,482	11,445,698
Dynamic Food & Beverage ETF	38,986,040	38,142,875
Dynamic Leisure and Entertainment ETF	320,995,084	214,850,230
Dynamic Media ETF	3,550,136	6,359,811
Dynamic Networking ETF	13,915,367	18,845,752

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	Cost of Securities Received	Value of Securities Delivered
Dynamic Oil & Gas Services ETF	$1,424,125	$555,107
Dynamic Pharmaceuticals ETF	19,626,910	65,240,760
Dynamic Semiconductors ETF	67,184,291	81,084,683
Dynamic Software ETF	233,536,980	233,289,714

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Biotechnology & Genome ETF	$24,770,696	$(19,605,559)	$5,165,137	$246,476,663
Dynamic Building & Construction ETF	14,081,771	(2,752,110)	11,329,661	130,114,411
Dynamic Energy Exploration & Production ETF	204,144	(9,198,411)	(8,994,267)	22,246,010
Dynamic Food & Beverage ETF	3,283,573	(3,852,842)	(569,269)	75,896,019
Dynamic Leisure and Entertainment ETF	7,631,717	(22,806,818)	(15,175,101)	286,599,468
Dynamic Media ETF	6,852,684	(2,555,371)	4,297,313	34,039,239
Dynamic Networking ETF	8,589,256	(2,656,463)	5,932,793	47,210,258
Dynamic Oil & Gas Services ETF	-	(7,463,981)	(7,463,981)	13,360,897
Dynamic Pharmaceuticals ETF	40,002,416	(23,827,092)	16,175,324	302,340,194
Dynamic Semiconductors ETF	61,628,870	(6,023,561)	55,605,309	220,974,369
Dynamic Software ETF	93,360,736	(23,955,377)	69,405,359	438,210,450

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

54

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

55

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Biotechnology & Genome ETF (PBE)

Actual	$1,000.00	$1,066.40	0.59%	$3.07

Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01

Invesco Dynamic Building & Construction ETF (PKB)

Actual	1,000.00	1,381.10	0.62	3.72

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

Invesco Dynamic Energy Exploration & Production ETF (PXE)

Actual	1,000.00	738.60	0.63	2.76

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Food & Beverage ETF (PBJ)

Actual	1,000.00	1,069.30	0.63	3.29

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

Actual	1,000.00	1,096.30	0.60	3.17

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco Dynamic Media ETF (PBS)

Actual	1,000.00	1,277.90	0.63	3.62

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

56

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Networking ETF (PXQ)

Actual	$1,000.00	$1,164.30	0.63%	$3.44

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Oil & Gas Services ETF (PXJ)

Actual	1,000.00	813.90	0.63	2.88

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Pharmaceuticals ETF (PJP)

Actual	1,000.00	998.00	0.58	2.92

Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

Invesco Dynamic Semiconductors ETF (PSI)

Actual	1,000.00	1,262.30	0.57	3.25

Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91

Invesco Dynamic Software ETF (PSJ)

Actual	1,000.00	1,251.60	0.56	3.18

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

57

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-7	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2020
RSP	Invesco S&P 500® Equal Weight ETF
EWCO	Invesco S&P 500® Equal Weight Communication Services ETF
RCD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RHS	Invesco S&P 500® Equal Weight Consumer Staples ETF

RYE	Invesco S&P 500® Equal Weight Energy ETF

RYF	Invesco S&P 500® Equal Weight Financials ETF

RYH	Invesco S&P 500® Equal Weight Health Care ETF

RGI	Invesco S&P 500® Equal Weight Industrials ETF

RTM	Invesco S&P 500® Equal Weight Materials ETF

EWRE	Invesco S&P 500® Equal Weight Real Estate ETF

RYT	Invesco S&P 500® Equal Weight Technology ETF

RYU	Invesco S&P 500® Equal Weight Utilities ETF

EWMC	Invesco S&P MidCap 400® Equal Weight ETF

EWSC	Invesco S&P SmallCap 600® Equal Weight ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco S&P 500® Equal Weight ETF (RSP)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-4.20%
Activision Blizzard, Inc.	351,982	$26,655,597
Alphabet, Inc., Class A(b)	9,211	14,885,989
Alphabet, Inc., Class C(b)	8,994	14,579,364
AT&T, Inc.	946,388	25,571,404
CenturyLink, Inc.	2,576,960	22,213,395
Charter Communications, Inc., Class A(b)	45,622	27,547,476
Comcast Corp., Class A	614,430	25,953,523
Discovery, Inc., Class A(b)(c)	430,602	8,715,384
Discovery, Inc., Class C(b)	851,265	15,595,175
DISH Network Corp., Class A(b)	854,885	21,791,019
Electronic Arts, Inc.(b)	217,775	26,095,978
Facebook, Inc., Class A(b)	102,989	27,097,436
Fox Corp., Class A	665,816	17,657,440
Fox Corp., Class B	309,431	8,088,526
Interpublic Group of Cos., Inc. (The)	1,586,441	28,698,718
Live Nation Entertainment, Inc.(b)	480,344	23,440,787
Netflix, Inc.(b)	56,862	27,051,528
News Corp., Class A	1,387,935	18,223,587
News Corp., Class B	434,703	5,659,833
Omnicom Group, Inc.	524,521	24,757,391
Take-Two Interactive Software, Inc.(b)	178,815	27,702,020
T-Mobile US, Inc.(b)	245,939	26,947,536
Twitter, Inc.(b)	705,049	29,160,827
Verizon Communications, Inc.	458,968	26,156,586
ViacomCBS, Inc., Class B	937,275	26,777,947
Walt Disney Co. (The)	208,265	25,252,131

		572,276,597

Consumer Discretionary-11.97%
Advance Auto Parts, Inc.	177,512	26,143,967
Amazon.com, Inc.(b)	8,736	26,523,806
Aptiv PLC	324,562	31,316,987
AutoZone, Inc.(b)	22,265	25,136,740
Best Buy Co., Inc.	256,196	28,578,664
Booking Holdings, Inc.(b)	15,374	24,944,315
BorgWarner, Inc.	647,755	22,658,470
CarMax, Inc.(b)	270,092	23,346,752
Carnival Corp.	1,551,439	21,270,229
Chipotle Mexican Grill, Inc.(b)	21,099	25,350,027
D.R. Horton, Inc.	384,452	25,685,238
Darden Restaurants, Inc.	316,197	29,064,828
Dollar General Corp.	136,870	28,566,138
Dollar Tree, Inc.(b)	304,712	27,521,588
Domino’s Pizza, Inc.	69,466	26,280,377
eBay, Inc.	520,013	24,768,219
Etsy, Inc.(b)	247,781	30,127,692
Expedia Group, Inc.	289,619	27,267,629
Ford Motor Co.	3,920,688	30,306,918
Gap, Inc. (The)	1,649,384	32,080,519
Garmin Ltd.	274,255	28,528,005
General Motors Co.	901,015	31,112,048
Genuine Parts Co.	272,946	24,682,507
Hanesbrands, Inc.	1,783,356	28,658,531
Hasbro, Inc.	348,969	28,866,716
Hilton Worldwide Holdings, Inc.	314,106	27,581,648
Home Depot, Inc. (The)	99,283	26,479,769
L Brands, Inc.	980,135	31,374,121

	Shares	Value
Consumer Discretionary-(continued)
Las Vegas Sands Corp.	528,718	$25,410,187
Leggett & Platt, Inc.	615,857	25,699,713
Lennar Corp., Class A	354,226	24,877,292
LKQ Corp.(b)	853,360	27,298,986
Lowe’s Cos., Inc.	169,531	26,802,851
Marriott International, Inc., Class A	276,459	25,677,512
McDonald’s Corp.	125,933	26,823,729
MGM Resorts International	1,207,422	24,836,671
Mohawk Industries, Inc.(b)	283,133	29,216,494
Newell Brands, Inc.	1,572,713	27,774,112
NIKE, Inc., Class B	232,600	27,930,608
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,567,343	26,064,914
NVR, Inc.(b)	6,829	26,995,652
O’Reilly Automotive, Inc.(b)	57,844	25,254,690
Pool Corp.	81,304	28,442,578
PulteGroup, Inc.	605,792	24,692,082
PVH Corp.	409,246	23,854,949
Ralph Lauren Corp.	360,302	24,086,189
Ross Stores, Inc.	304,171	25,906,244
Royal Caribbean Cruises Ltd.	395,745	22,327,933
Starbucks Corp.	321,834	27,986,685
Tapestry, Inc.	1,699,311	37,775,684
Target Corp.	185,812	28,284,303
Tiffany & Co.	241,105	31,546,178
TJX Cos., Inc. (The)	506,794	25,745,135
Tractor Supply Co.	199,415	26,564,072
Ulta Beauty, Inc.(b)	119,844	24,780,144
Under Armour, Inc., Class A(b)	1,268,046	17,549,757
Under Armour, Inc., Class C(b)	1,322,218	16,170,726
VF Corp.	391,926	26,337,427
Whirlpool Corp.	158,862	29,383,115
Wynn Resorts Ltd.	334,236	24,208,713
Yum! Brands, Inc.	297,513	27,766,888

		1,628,294,661

Consumer Staples-6.19%
Altria Group, Inc.	629,650	22,717,772
Archer-Daniels-Midland Co.	585,266	27,062,700
Brown-Forman Corp., Class B	345,923	24,114,292
Campbell Soup Co.	603,137	28,148,404
Church & Dwight Co., Inc.	295,555	26,124,106
Clorox Co. (The)	128,296	26,589,346
Coca-Cola Co. (The)	537,448	25,829,751
Colgate-Palmolive Co.	357,546	28,206,804
Conagra Brands, Inc.	796,259	27,940,728
Constellation Brands, Inc., Class A	145,293	24,006,762
Costco Wholesale Corp.	80,931	28,942,544
Estee Lauder Cos., Inc. (The), Class A	127,908	28,096,271
General Mills, Inc.	468,788	27,714,747
Hershey Co. (The)	188,695	25,938,015
Hormel Foods Corp.	550,829	26,819,864
JM Smucker Co. (The)	242,256	27,181,123
Kellogg Co.	419,435	26,378,267
Kimberly-Clark Corp.	184,811	24,504,090
Kraft Heinz Co. (The)	865,503	26,475,737
Kroger Co. (The)	798,440	25,717,752
Lamb Weston Holdings, Inc.	433,330	27,494,789
McCormick & Co., Inc.	138,225	24,950,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Molson Coors Beverage Co., Class B	782,126	$27,577,763
Mondelez International, Inc., Class A	476,825	25,328,944
Monster Beverage Corp.(b)	337,363	25,831,885
PepsiCo, Inc.	202,106	26,938,709
Philip Morris International, Inc.	337,793	23,990,059
Procter & Gamble Co. (The)	198,601	27,228,197
Sysco Corp.	440,520	24,365,161
Tyson Foods, Inc., Class A	430,685	24,648,103
Walgreens Boots Alliance, Inc.	790,846	26,920,398
Walmart, Inc.	200,719	27,849,761

		841,633,839

Energy-4.49%
Apache Corp.	2,309,149	19,165,937
Baker Hughes Co., Class A	1,967,329	29,057,449
Cabot Oil & Gas Corp.	1,504,581	26,766,496
Chevron Corp.	357,187	24,824,496
Concho Resources, Inc.	605,666	25,141,196
ConocoPhillips	828,826	23,721,000
Devon Energy Corp.	3,059,652	27,322,692
Diamondback Energy, Inc.	926,553	24,053,316
EOG Resources, Inc.	702,861	24,065,961
Exxon Mobil Corp.	743,785	24,262,267
Halliburton Co.	1,923,276	23,194,708
Hess Corp.	634,606	23,620,035
HollyFrontier Corp.	1,310,080	24,249,581
Kinder Morgan, Inc.	2,140,813	25,475,675
Marathon Oil Corp.	6,139,821	24,313,691
Marathon Petroleum Corp.	878,238	25,908,021
National Oilwell Varco, Inc.	2,448,205	20,564,922
Occidental Petroleum Corp.	2,685,409	24,517,784
ONEOK, Inc.	1,041,996	30,217,884
Phillips 66	480,898	22,438,701
Pioneer Natural Resources Co.	298,121	23,718,507
Schlumberger Ltd.	1,535,838	22,945,420
TechnipFMC PLC (United Kingdom)	4,041,960	22,352,039
Valero Energy Corp.	591,650	22,843,606
Williams Cos., Inc. (The)	1,356,642	26,033,960

		610,775,344

Financials-13.19%
Aflac, Inc.	754,191	25,604,784
Allstate Corp. (The)	292,590	25,967,363
American Express Co.	265,541	24,227,961
American International Group, Inc.	966,397	30,431,842
Ameriprise Financial, Inc.	180,396	29,013,089
Aon PLC, Class A	136,205	25,063,082
Arthur J. Gallagher & Co.	269,693	27,969,861
Assurant, Inc.	231,160	28,749,369
Bank of America Corp.	1,076,235	25,506,770
Bank of New York Mellon Corp. (The)	762,327	26,193,556
Berkshire Hathaway, Inc., Class B(b)	125,971	25,433,545
BlackRock, Inc.	50,706	30,383,542
Capital One Financial Corp.	386,333	28,233,216
Cboe Global Markets, Inc.	308,884	25,109,180
Charles Schwab Corp. (The)	778,843	32,018,236
Chubb Ltd.	227,458	29,549,069
Cincinnati Financial Corp.	356,802	25,240,173
Citigroup, Inc.	538,192	22,291,913
Citizens Financial Group, Inc.	1,012,356	27,586,701
CME Group, Inc., Class A	168,092	25,334,826

	Shares	Value
Financials-(continued)
Comerica, Inc.	692,750	$31,527,053
Discover Financial Services	501,355	32,593,089
Everest Re Group Ltd.	133,075	26,226,421
Fifth Third Bancorp	1,304,067	30,280,436
First Republic Bank	256,489	32,353,522
Franklin Resources, Inc.	1,356,642	25,437,038
Globe Life, Inc.	336,857	27,315,734
Goldman Sachs Group, Inc. (The)	136,547	25,812,845
Hartford Financial Services Group, Inc. (The)	710,327	27,361,796
Huntington Bancshares, Inc.	2,835,187	29,599,352
Intercontinental Exchange, Inc.	279,336	26,369,318
Invesco Ltd., (Acquired 03/15/2013 - 10/29/2020; Cost $47,735,942)(d)(e)	2,564,882	33,625,603
JPMorgan Chase & Co.	271,501	26,617,958
KeyCorp	2,220,415	28,820,987
Lincoln National Corp.	797,130	27,979,263
Loews Corp.	778,071	26,983,502
M&T Bank Corp.	270,017	27,968,361
MarketAxess Holdings, Inc.	60,585	32,646,227
Marsh & McLennan Cos., Inc.	237,095	24,529,849
MetLife, Inc.	717,943	27,174,143
Moody’s Corp.	96,310	25,319,899
Morgan Stanley	545,977	26,288,797
MSCI, Inc.	80,904	28,303,455
Nasdaq, Inc.	218,297	26,411,754
Northern Trust Corp.	343,736	26,904,217
People’s United Financial, Inc.	2,695,936	28,765,637
PNC Financial Services Group, Inc. (The)	247,823	27,726,437
Principal Financial Group, Inc.	668,243	26,208,490
Progressive Corp. (The)	288,930	26,552,667
Prudential Financial, Inc.	402,863	25,791,289
Raymond James Financial, Inc.	372,796	28,496,526
Regions Financial Corp.	2,382,328	31,684,962
S&P Global, Inc.	78,673	25,390,137
State Street Corp.	422,806	24,903,273
SVB Financial Group(b)	110,459	32,110,431
Synchrony Financial	1,064,100	26,623,782
T. Rowe Price Group, Inc.	218,232	27,641,265
Travelers Cos., Inc. (The)	242,075	29,220,873
Truist Financial Corp.	717,943	30,239,759
U.S. Bancorp	748,281	29,145,545
Unum Group	1,488,328	26,283,872
W.R. Berkley Corp.	436,398	26,236,248
Wells Fargo & Co.	1,130,847	24,256,668
Willis Towers Watson PLC	133,416	24,345,752
Zions Bancorporation N.A.	871,622	28,127,242

		1,794,109,552

Health Care-12.64%
Abbott Laboratories	262,193	27,559,106
AbbVie, Inc.	305,980	26,038,898
ABIOMED, Inc.(b)	101,705	25,617,455
Agilent Technologies, Inc.	278,350	28,416,752
Alexion Pharmaceuticals, Inc.(b)	260,499	29,993,855
Align Technology, Inc.(b)	86,377	36,803,512
AmerisourceBergen Corp.	291,680	28,021,698
Amgen, Inc.	112,906	24,493,828
Anthem, Inc.	106,360	29,015,008
Baxter International, Inc.	330,191	25,612,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Becton, Dickinson and Co.	116,402	$26,903,994
Biogen, Inc.(b)	101,656	25,624,428
Bio-Rad Laboratories, Inc., Class A(b)	54,274	31,827,359
Boston Scientific Corp.(b)	681,163	23,343,456
Bristol-Myers Squibb Co.	465,273	27,195,207
Cardinal Health, Inc.	567,258	25,974,744
Catalent, Inc.(b)	331,843	29,125,860
Centene Corp.(b)	486,248	28,737,257
Cerner Corp.	386,845	27,113,966
Cigna Corp.	162,047	27,056,988
Cooper Cos., Inc. (The)	83,946	26,782,971
CVS Health Corp.	478,147	26,819,265
Danaher Corp.	133,973	30,752,162
DaVita, Inc.(b)	311,674	26,881,883
DENTSPLY SIRONA, Inc.	621,555	29,331,180
DexCom, Inc.(b)	71,530	22,859,557
Edwards Lifesciences Corp.(b)	335,655	24,063,107
Eli Lilly and Co.	185,293	24,173,325
Gilead Sciences, Inc.	418,443	24,332,460
HCA Healthcare, Inc.	204,824	25,385,887
Henry Schein, Inc.(b)	426,294	27,103,773
Hologic, Inc.(b)	442,407	30,446,450
Humana, Inc.	70,171	28,017,877
IDEXX Laboratories, Inc.(b)	75,270	31,976,201
Illumina, Inc.(b)	78,432	22,957,046
Incyte Corp.(b)	311,841	27,017,904
Intuitive Surgical, Inc.(b)	39,000	26,016,120
IQVIA Holdings, Inc.(b)	172,040	26,492,440
Johnson & Johnson	185,659	25,455,706
Laboratory Corp. of America Holdings(b)	151,273	30,219,807
McKesson Corp.	182,499	26,916,778
Medtronic PLC	261,880	26,337,272
Merck & Co., Inc.	324,815	24,429,336
Mettler-Toledo International, Inc.(b)	28,166	28,107,133
Mylan N.V.(b)	1,790,223	26,029,842
PerkinElmer, Inc.	233,176	30,207,951
Perrigo Co. PLC	564,474	24,763,474
Pfizer, Inc.	760,935	26,997,974
Quest Diagnostics, Inc.	248,711	30,377,562
Regeneron Pharmaceuticals, Inc.(b)	50,395	27,392,706
ResMed, Inc.	159,557	30,625,371
STERIS PLC	169,147	29,971,157
Stryker Corp.	135,901	27,453,361
Teleflex, Inc.	74,022	23,556,021
Thermo Fisher Scientific, Inc.	63,635	30,106,991
UnitedHealth Group, Inc.	91,039	27,779,641
Universal Health Services, Inc., Class B	242,477	26,563,355
Varian Medical Systems, Inc.(b)	158,405	27,372,384
Vertex Pharmaceuticals, Inc.(b)	106,387	22,166,795
Waters Corp.(b)	134,554	29,981,322
West Pharmaceutical Services, Inc.	100,777	27,418,398
Zimmer Biomet Holdings, Inc.	197,163	26,045,232
Zoetis, Inc.	173,000	27,429,150

		1,719,590,614

Industrials-14.56%
3M Co.	165,123	26,413,075
A.O. Smith Corp.	562,582	29,079,864
Alaska Air Group, Inc.	680,528	25,785,206
Allegion PLC	280,183	27,598,026

	Shares	Value
Industrials-(continued)
American Airlines Group, Inc.(c)	2,119,247	$23,905,106
AMETEK, Inc.	274,766	26,982,021
Boeing Co. (The)	171,333	24,738,772
C.H. Robinson Worldwide, Inc.	278,190	24,600,342
Carrier Global Corp.	938,631	31,340,889
Caterpillar, Inc.	178,337	28,007,826
Cintas Corp.	85,543	26,907,551
Copart, Inc.(b)	268,997	29,686,509
CSX Corp.	355,714	28,080,063
Cummins, Inc.	131,981	29,021,302
Deere & Co.	127,052	28,702,317
Delta Air Lines, Inc.	865,760	26,526,886
Dover Corp.	243,286	26,934,193
Eaton Corp. PLC	267,737	27,788,423
Emerson Electric Co.	404,129	26,183,518
Equifax, Inc.	168,883	23,069,418
Expeditors International of Washington, Inc.	303,728	26,840,443
Fastenal Co.	623,282	26,944,481
FedEx Corp.	117,958	30,606,562
Flowserve Corp.	975,247	28,399,193
Fortive Corp.	411,638	25,356,901
Fortune Brands Home & Security, Inc.	332,183	26,863,639
General Dynamics Corp.	188,866	24,803,772
General Electric Co.	4,612,522	34,224,913
Honeywell International, Inc.	164,862	27,193,987
Howmet Aerospace, Inc.	1,541,820	26,596,395
Huntington Ingalls Industries, Inc.	186,258	27,469,330
IDEX Corp.	151,548	25,822,264
IHS Markit Ltd.	355,714	28,766,591
Illinois Tool Works, Inc.	140,341	27,489,995
Ingersoll Rand, Inc.(b)	762,726	26,649,646
J.B. Hunt Transport Services, Inc.	203,078	24,722,716
Jacobs Engineering Group, Inc.	295,765	28,097,675
Johnson Controls International PLC	658,591	27,799,126
Kansas City Southern	147,464	25,974,309
L3Harris Technologies, Inc.	151,619	24,427,337
Lockheed Martin Corp.	70,494	24,682,064
Masco Corp.	468,788	25,127,037
Nielsen Holdings PLC	1,894,006	25,588,021
Norfolk Southern Corp.	126,178	26,386,343
Northrop Grumman Corp.	80,987	23,471,652
Old Dominion Freight Line, Inc.	140,219	26,693,491
Otis Worldwide Corp.	456,305	27,962,370
PACCAR, Inc.	327,115	27,929,079
Parker-Hannifin Corp.	131,256	27,348,500
Pentair PLC	627,874	31,243,010
Quanta Services, Inc.	532,244	33,227,993
Raytheon Technologies Corp.	452,544	24,582,190
Republic Services, Inc.	286,622	25,271,462
Robert Half International, Inc.	530,405	26,886,230
Rockwell Automation, Inc.	123,518	29,288,588
Rollins, Inc.	507,058	29,333,305
Roper Technologies, Inc.	68,661	25,496,576
Snap-on, Inc.	185,611	29,239,301
Southwest Airlines Co.	704,560	27,851,257
Stanley Black & Decker, Inc.	172,570	28,681,134
Teledyne Technologies, Inc.(b)	87,681	27,106,581
Textron, Inc.	708,452	25,362,582
Trane Technologies PLC	234,638	31,148,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
TransDigm Group, Inc.	54,200	$25,875,622
Union Pacific Corp.	140,017	24,809,612
United Airlines Holdings, Inc.(b)	760,935	25,765,259
United Parcel Service, Inc., Class B	172,713	27,134,939
United Rentals, Inc.(b)	157,146	28,017,560
Verisk Analytics, Inc.	151,140	26,898,386
W.W. Grainger, Inc.	77,340	27,070,547
Wabtec Corp.	406,644	24,113,989
Waste Management, Inc.	242,578	26,176,592
Xylem, Inc.	324,562	28,282,333

		1,980,452,382

Information Technology-14.97%
Accenture PLC, Class A	116,873	25,350,922
Adobe, Inc.(b)	58,225	26,032,397
Advanced Micro Devices, Inc.(b)	359,502	27,066,906
Akamai Technologies, Inc.(b)	257,749	24,517,085
Amphenol Corp., Class A	263,163	29,695,313
Analog Devices, Inc.	241,125	28,580,546
ANSYS, Inc.(b)	87,453	26,618,070
Apple, Inc.	245,071	26,678,429
Applied Materials, Inc.	498,975	29,554,289
Arista Networks, Inc.(b)	134,629	28,123,998
Autodesk, Inc.(b)	120,697	28,428,971
Automatic Data Processing, Inc.	205,633	32,481,789
Broadcom, Inc.	76,278	26,669,077
Broadridge Financial Solutions, Inc.	204,208	28,099,021
Cadence Design Systems, Inc.(b)	270,393	29,572,882
CDW Corp.	246,480	30,218,448
Cisco Systems, Inc.	688,201	24,706,416
Citrix Systems, Inc.	207,347	23,486,195
Cognizant Technology Solutions Corp., Class A	402,530	28,748,693
Corning, Inc.	859,190	27,468,304
DXC Technology Co.	1,403,882	25,859,506
F5 Networks, Inc.(b)	228,671	30,399,523
Fidelity National Information Services, Inc.	190,258	23,704,244
Fiserv, Inc.(b)	294,987	28,162,409
FleetCor Technologies, Inc.(b)	118,818	26,248,084
FLIR Systems, Inc.	802,032	27,822,490
Fortinet, Inc.(b)	238,276	26,298,522
Gartner, Inc.(b)	216,772	26,034,317
Global Payments, Inc.	165,030	26,031,832
Hewlett Packard Enterprise Co.	2,970,295	25,663,349
HP, Inc.	1,422,733	25,552,285
Intel Corp.	556,912	24,660,063
International Business Machines Corp.	225,917	25,225,892
Intuit, Inc.	87,063	27,396,985
IPG Photonics Corp.(b)	173,061	32,182,423
Jack Henry & Associates, Inc.	176,236	26,126,987
Juniper Networks, Inc.	1,187,061	23,408,843
Keysight Technologies, Inc.(b)	297,121	31,159,079
KLA Corp.	159,609	31,471,703
Lam Research Corp.	93,370	31,940,010
Leidos Holdings, Inc.	314,784	26,127,072
Mastercard, Inc., Class A	83,152	24,000,993
Maxim Integrated Products, Inc.	415,788	28,959,634
Microchip Technology, Inc.	272,589	28,643,652
Micron Technology, Inc.(b)	595,423	29,973,594

	Shares	Value
Information Technology-(continued)
Microsoft Corp.	134,492	$27,230,595
Motorola Solutions, Inc.	178,305	28,182,888
NetApp, Inc.	622,483	27,320,779
NortonLifeLock, Inc.	1,288,565	26,505,782
NVIDIA Corp.	56,361	28,257,151
Oracle Corp.	481,454	27,014,384
Paychex, Inc.	366,040	30,106,790
Paycom Software, Inc.(b)	103,398	37,646,178
PayPal Holdings, Inc.(b)	149,167	27,764,454
Qorvo, Inc.(b)	223,174	28,423,441
QUALCOMM, Inc.	242,035	29,857,438
salesforce.com, inc.(b)	112,954	26,235,826
Seagate Technology PLC	589,706	28,199,741
ServiceNow, Inc.(b)	61,502	30,601,550
Skyworks Solutions, Inc.	201,631	28,488,444
Synopsys, Inc.(b)	137,037	29,306,733
TE Connectivity Ltd.	280,560	27,180,653
Teradyne, Inc.	366,362	32,184,902
Texas Instruments, Inc.	201,325	29,109,582
Tyler Technologies, Inc.(b)	84,311	32,407,462
VeriSign, Inc.(b)	138,560	26,423,392
Visa, Inc., Class A	136,754	24,849,569
Vontier Corp.(b)	940,509	27,030,229
Western Digital Corp.	734,385	27,708,346
Western Union Co. (The)	1,240,696	24,119,130
Xerox Holdings Corp.	1,437,655	24,986,444
Xilinx, Inc.	278,217	33,021,576
Zebra Technologies Corp., Class A(b)	109,740	31,126,654

		2,036,441,355

Materials-5.72%
Air Products and Chemicals, Inc.	91,370	25,240,049
Albemarle Corp.	288,987	26,936,478
Amcor PLC	2,481,392	25,880,919
Avery Dennison Corp.	229,180	31,716,220
Ball Corp.	336,041	29,907,649
Celanese Corp.	257,544	29,233,819
CF Industries Holdings, Inc.	822,450	22,707,845
Corteva, Inc.	945,775	31,191,660
Dow, Inc.	550,621	25,047,749
DuPont de Nemours, Inc.	468,562	26,651,807
Eastman Chemical Co.	343,129	27,738,548
Ecolab, Inc.	134,760	24,740,588
FMC Corp.	252,826	25,975,343
Freeport-McMoRan, Inc.	1,686,770	29,248,592
International Flavors & Fragrances, Inc.(c)	226,822	23,285,547
International Paper Co.	705,220	30,853,375
Linde PLC (United Kingdom)	109,654	24,161,162
LyondellBasell Industries N.V., Class A	369,341	25,281,391
Martin Marietta Materials, Inc.	130,791	34,836,183
Mosaic Co. (The)	1,498,869	27,729,077
Newmont Corp.	414,488	26,046,426
Nucor Corp.	597,524	28,537,746
Packaging Corp. of America	262,406	30,042,863
PPG Industries, Inc.	215,885	28,004,602
Sealed Air Corp.	699,529	27,694,353
Sherwin-Williams Co. (The)	38,679	26,610,378
Vulcan Materials Co.	217,840	31,551,946
Westrock Co.	844,511	31,711,388

		778,563,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Real Estate-5.94%
Alexandria Real Estate Equities, Inc.	173,236	$26,248,719
American Tower Corp.	109,811	25,218,096
Apartment Investment & Management Co., Class A	784,589	25,028,389
AvalonBay Communities, Inc.	183,072	25,470,807
Boston Properties, Inc.	329,780	23,879,370
CBRE Group, Inc., Class A(b)	585,031	29,485,562
Crown Castle International Corp.	173,000	27,022,600
Digital Realty Trust, Inc.	188,424	27,189,583
Duke Realty Corp.	738,776	28,066,100
Equinix, Inc.	36,776	26,892,082
Equity Residential	501,959	23,582,034
Essex Property Trust, Inc.	128,743	26,339,530
Extra Space Storage, Inc.	246,900	28,628,055
Federal Realty Investment Trust	355,801	24,471,993
Healthpeak Properties, Inc.	984,071	26,540,395
Host Hotels & Resorts, Inc.	2,465,810	25,841,689
Iron Mountain, Inc.	920,407	23,985,806
Kimco Realty Corp.	2,353,768	24,149,660
Mid-America Apartment Communities, Inc.	236,844	27,623,116
Prologis, Inc.	273,843	27,165,226
Public Storage	124,392	28,494,475
Realty Income Corp.	433,137	25,061,307
Regency Centers Corp.	711,020	25,305,202
SBA Communications Corp., Class A	90,169	26,182,373
Simon Property Group, Inc.	427,819	26,871,311
SL Green Realty Corp.(c)	613,247	26,253,104
UDR, Inc.	815,334	25,471,034
Ventas, Inc.	626,525	24,728,942
Vornado Realty Trust	816,396	25,087,849
Welltower, Inc.	466,166	25,065,746
Weyerhaeuser Co.	965,289	26,342,737

		807,692,892

Utilities-6.01%
AES Corp. (The)	1,541,820	30,065,490
Alliant Energy Corp.	529,198	29,254,065
Ameren Corp.	358,354	29,069,676
American Electric Power Co., Inc.	346,745	31,182,778
American Water Works Co., Inc.	194,529	29,278,560
Atmos Energy Corp.	294,392	26,986,915
CenterPoint Energy, Inc.	1,410,973	29,813,859
CMS Energy Corp.	450,577	28,535,041
Consolidated Edison, Inc.	377,291	29,613,571
Dominion Energy, Inc.	344,589	27,684,280
DTE Energy Co.	230,885	28,495,827

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	330,602	$30,451,750
Edison International	542,042	30,376,034
Entergy Corp.	287,591	29,109,961
Evergy, Inc.	528,430	29,169,336
Eversource Energy	334,045	29,152,107
Exelon Corp.	766,029	30,556,897
FirstEnergy Corp.	935,771	27,811,114
NextEra Energy, Inc.	394,688	28,895,108
NiSource, Inc.	1,245,232	28,602,979
NRG Energy, Inc.	868,228	27,453,369
Pinnacle West Capital Corp.	387,102	31,575,910
PPL Corp.	996,927	27,415,493
Public Service Enterprise Group, Inc.	523,861	30,462,517
Sempra Energy	232,971	29,205,245
Southern Co. (The)	530,160	30,457,692
WEC Energy Group, Inc.	286,003	28,757,602
Xcel Energy, Inc.	398,518	27,908,216

		817,341,392

Total Common Stocks & Other Equity Interests (Cost $13,030,597,418)		13,587,172,331

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(f) (Cost $6,144,706)	6,144,706	6,144,706

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $13,036,742,124)		13,593,317,037

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.63%
Invesco Private Government Fund, 0.04%(d)(f)(g)	34,132,312	34,132,312
Invesco Private Prime Fund, 0.11%(d)(f)(g)	51,183,114	51,198,468

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,330,020)		85,330,780

TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $13,122,072,144)		13,678,647,817
OTHER ASSETS LESS LIABILITIES-(0.55)%		(75,062,617)

NET ASSETS-100.00%		$13,603,585,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Ltd.	$20,082,859	$9,303,884	$(6,429,515)	$11,637,502	$(969,127)	$33,625,603	$720,718
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	51,682,458	(45,537,752)	-	-	6,144,706	158
Invesco Premier U.S. Government Money Portfolio, Institutional Class	443,536	110,229,718	(110,673,254)	-	-	-	1,065
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	63,329,675	317,967,242	(347,164,605)	-	-	34,132,312	10,459	*
Invesco Private Prime Fund	-	121,762,008	(70,567,849)	760	3,549	51,198,468	9,236	*

Total	$83,856,070	$610,945,310	$(580,372,975)	$11,638,262	$(965,578)	$125,101,089	$741,636

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Information Technology	14.97

Industrials	14.56

Financials	13.19

Health Care	12.64

Consumer Discretionary	11.97

Consumer Staples	6.19

Utilities	6.01

Real Estate	5.94

Materials	5.72

Energy	4.49

Communication Services	4.20

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Diversified Telecommunication Services-12.92%
AT&T, Inc.	31,883	$861,479
CenturyLink, Inc.	86,583	746,345
Verizon Communications, Inc.	15,470	881,635

		2,489,459

Entertainment-27.32%
Activision Blizzard, Inc.	11,862	898,309
Electronic Arts, Inc.(b)	7,339	879,433
Live Nation Entertainment, Inc.(b)	16,138	787,535
Netflix, Inc.(b)	1,918	912,469
Take-Two Interactive Software, Inc.(b)	6,023	933,083
Walt Disney Co. (The)	7,021	851,296

		5,262,125

Interactive Media & Services-14.95%
Alphabet, Inc., Class A(b)	308	497,762
Alphabet, Inc., Class C(b)	300	486,303
Facebook, Inc., Class A(b)	3,468	912,465
Twitter, Inc.(b)	23,749	982,259

		2,878,789

Media-40.09%
Charter Communications, Inc., Class A(b)	1,537	928,071
Comcast Corp., Class A	20,706	874,622
Discovery, Inc., Class A(b)	14,468	292,832
Discovery, Inc., Class C(b)	28,603	524,007

	Shares	Value
Media-(continued)
DISH Network Corp., Class A(b)	28,721	$732,098
Fox Corp., Class A	22,371	593,279
Fox Corp., Class B	10,398	271,804
Interpublic Group of Cos., Inc. (The)	53,447	966,856
News Corp., Class A	46,635	612,318
News Corp., Class B	14,604	190,144
Omnicom Group, Inc.	17,681	834,543
ViacomCBS, Inc., Class B	31,586	902,412

		7,722,986

Wireless Telecommunication Services-4.72%
T-Mobile US, Inc.(b)	8,288	908,116

Total Common Stocks & Other Equity Interests (Cost $19,796,001)		19,261,475

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $19,860)	19,860	19,860

TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $19,815,861)		19,281,335
OTHER ASSETS LESS LIABILITIES-(0.10)%		(19,386)

NET ASSETS-100.00%		$19,261,949

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$93,848	$(73,988)	$-	$-	$19,860	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	122,249	(122,249)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,244,784	(2,244,784)	-	-	-	27	*
Invesco Private Prime Fund	-	641,237	(641,258)	-	21	-	23	*

Total	$-	$3,102,118	$(3,082,279)	$-	$21	$19,860	$52

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Media	40.09

Entertainment	27.32

Interactive Media & Services	14.95

Diversified Telecommunication Services	12.92

Wireless Telecommunication Services	4.72

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Auto Components-3.32%
Aptiv PLC(b)	56,133	$5,416,273
BorgWarner, Inc.	112,002	3,917,830

		9,334,103

Automobiles-3.77%
Ford Motor Co.	677,964	5,240,662
General Motors Co.(b)	155,804	5,379,912

		10,620,574

Distributors-4.91%
Genuine Parts Co.	47,192	4,267,573
LKQ Corp.(b)	147,566	4,720,636
Pool Corp.	13,793	4,825,205

		13,813,414

Hotels, Restaurants & Leisure-22.17%
Carnival Corp.	268,275	3,678,050
Chipotle Mexican Grill, Inc.(b)	3,662	4,399,820
Darden Restaurants, Inc.	54,674	5,025,634
Domino’s Pizza, Inc.	12,028	4,550,433
Hilton Worldwide Holdings, Inc.	54,321	4,769,927
Las Vegas Sands Corp.	91,420	4,393,645
Marriott International, Inc., Class A	47,808	4,440,407
McDonald’s Corp.	21,771	4,637,223
MGM Resorts International	208,786	4,294,728
Norwegian Cruise Line Holdings Ltd.(b)(c)	271,031	4,507,245
Royal Caribbean Cruises Ltd.	68,438	3,861,272
Starbucks Corp.	55,656	4,839,846
Wynn Resorts Ltd.	57,798	4,186,309
Yum! Brands, Inc.	51,432	4,800,149

		62,384,688

Household Durables-14.90%
D.R. Horton, Inc.	66,479	4,441,462
Garmin Ltd.	47,430	4,933,668
Leggett & Platt, Inc.	106,498	4,444,161
Lennar Corp., Class A	61,254	4,301,868
Mohawk Industries, Inc.(b)	48,954	5,051,563
Newell Brands, Inc.	271,963	4,802,867
NVR, Inc.(b)	1,170	4,625,115
PulteGroup, Inc.	104,764	4,270,181
Whirlpool Corp.	27,461	5,079,187

		41,950,072

Internet & Direct Marketing Retail-8.23%
Amazon.com, Inc.(b)	1,526	4,633,165
Booking Holdings, Inc.(b)	2,657	4,310,983
eBay, Inc.	89,931	4,283,414
Etsy, Inc.(b)	42,843	5,209,280
Expedia Group, Inc.	50,094	4,716,350

		23,153,192

Leisure Products-1.77%
Hasbro, Inc.	60,339	4,991,242

	Shares	Value

Multiline Retail-5.18%
Dollar General Corp.	23,666	$4,939,331
Dollar Tree, Inc.(b)	52,699	4,759,774
Target Corp.	32,138	4,892,046

		14,591,151

Specialty Retail-23.33%
Advance Auto Parts, Inc.	30,697	4,521,054
AutoZone, Inc.(b)	3,845	4,340,928
Best Buy Co., Inc.	44,311	4,942,892
CarMax, Inc.(b)	46,696	4,036,402
Gap, Inc. (The)	285,196	5,547,062
Home Depot, Inc. (The)	17,172	4,579,944
L Brands, Inc.	169,493	5,425,471
Lowe’s Cos., Inc.	29,315	4,634,702
O’Reilly Automotive, Inc.(b)	10,000	4,366,000
Ross Stores, Inc.	52,598	4,479,772
Tiffany & Co.	41,697	5,455,636
TJX Cos., Inc. (The)	87,636	4,451,909
Tractor Supply Co.	34,478	4,592,814
Ulta Beauty, Inc.(b)	20,733	4,286,962

		65,661,548

Textiles, Apparel & Luxury Goods-12.43%
Hanesbrands, Inc.	308,368	4,955,474
NIKE, Inc., Class B	40,216	4,829,137
PVH Corp.	70,762	4,124,717
Ralph Lauren Corp.	62,313	4,165,624
Tapestry, Inc.	293,855	6,532,397
Under Armour, Inc., Class A(b)	219,271	3,034,711
Under Armour, Inc., Class C(b)	228,645	2,796,328
VF Corp.	67,766	4,553,875

		34,992,263

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $276,262,042)		281,492,247

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.55%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,744,141	1,744,141
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,615,426	2,616,211

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,360,352)		4,360,352

TOTAL INVESTMENTS IN SECURITIES-101.56% (Cost $280,622,394)		285,852,599
OTHER ASSETS LESS LIABILITIES-(1.56)%		(4,399,597)

NET ASSETS-100.00%		$281,453,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$187,790	$(187,790)	$-	$-	$-	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	17,895	267,113	(285,008)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	705,479	22,137,802	(21,099,140)	-	-	1,744,141	372	*
Invesco Private Prime Fund	-	8,164,589	(5,548,600)	-	222	2,616,211	434	*

Total	$723,374	$30,757,294	$(27,120,538)	$-	$222	$4,360,352	$814

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Specialty Retail	23.33

Hotels, Restaurants & Leisure	22.17

Household Durables	14.90

Textiles, Apparel & Luxury Goods	12.43

Internet & Direct Marketing Retail	8.23

Multiline Retail	5.18

Distributors	4.91

Automobiles	3.77

Auto Components	3.32

Leisure Products	1.77

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Beverages-18.34%
Brown-Forman Corp., Class B	194,901	$13,586,549
Coca-Cola Co. (The)	303,652	14,593,515
Constellation Brands, Inc., Class A	82,144	13,572,653
Molson Coors Beverage Co., Class B	442,006	15,585,132
Monster Beverage Corp.(b)	190,657	14,598,606
PepsiCo, Inc.	114,195	15,221,051

		87,157,506

Food & Staples Retailing-15.90%
Costco Wholesale Corp.	45,603	16,308,545
Kroger Co. (The)	451,268	14,535,342
Sysco Corp.	248,945	13,769,148
Walgreens Boots Alliance, Inc.	446,921	15,213,191
Walmart, Inc.	113,450	15,741,187

		75,567,413

Food Products-41.08%
Archer-Daniels-Midland Co.	329,824	15,251,062
Campbell Soup Co.	339,900	15,863,133
Conagra Brands, Inc.	448,665	15,743,655
General Mills, Inc.	264,186	15,618,676
Hershey Co. (The)	106,292	14,610,898
Hormel Foods Corp.	310,364	15,111,623
JM Smucker Co. (The)	136,847	15,354,233
Kellogg Co.	236,330	14,862,794
Kraft Heinz Co. (The)	487,716	14,919,233

	Shares	Value
Food Products-(continued)
Lamb Weston Holdings, Inc.	244,864	$15,536,621
McCormick & Co., Inc.	78,077	14,093,679
Mondelez International, Inc., Class A	269,501	14,315,893
Tyson Foods, Inc., Class A	243,450	13,932,644

		195,214,144

Household Products-15.74%
Church & Dwight Co., Inc.	166,528	14,719,410
Clorox Co. (The)	72,269	14,977,750
Colgate-Palmolive Co.	201,505	15,896,729
Kimberly-Clark Corp.	104,208	13,816,939
Procter & Gamble Co. (The)	112,277	15,393,177

		74,804,005

Personal Products-3.33%
Estee Lauder Cos., Inc. (The), Class A	72,036	15,823,428

Tobacco-5.55%
Altria Group, Inc.	355,851	12,839,104
Philip Morris International, Inc.	190,940	13,560,559

		26,399,663

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $471,391,169)		474,966,159
OTHER ASSETS LESS LIABILITIES-0.06%		292,251

NET ASSETS-100.00%		$475,258,410

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,658,108	$(2,658,108)	$-	$-	$-	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	5,387,906	(5,387,906)	-	-	-	85
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	511,529	(511,529)	-	-	-	-

Total	$-	$8,557,543	$(8,557,543)	$-	$-	$-	$92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Food Products	41.08

Beverages	18.34

Food & Staples Retailing	15.90

Household Products	15.74

Tobacco	5.55

Personal Products	3.33

Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Energy ETF (RYE)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Energy Equipment & Services-19.29%
Baker Hughes Co., Class A	127,651	$1,885,405
Halliburton Co.	124,788	1,504,944
National Oilwell Varco, Inc.	158,853	1,334,365
Schlumberger Ltd.	99,650	1,488,771
TechnipFMC PLC (United Kingdom)	262,259	1,450,292

		7,663,777

Oil, Gas & Consumable Fuels-80.41%
Apache Corp.	149,831	1,243,597
Cabot Oil & Gas Corp.	97,627	1,736,784
Chevron Corp.	22,922	1,593,079
Concho Resources, Inc.	39,302	1,631,426
ConocoPhillips	53,782	1,539,241
Devon Energy Corp.	198,522	1,772,801
Diamondback Energy, Inc.	60,119	1,560,689
EOG Resources, Inc.	45,602	1,561,413
Exxon Mobil Corp.	48,259	1,574,209
Hess Corp.	41,173	1,532,459
HollyFrontier Corp.	85,000	1,573,350
Kinder Morgan, Inc.	138,903	1,652,946
Marathon Oil Corp.	398,374	1,577,561
Marathon Petroleum Corp.	56,984	1,681,028
Occidental Petroleum Corp.(b)	174,241	1,590,820
ONEOK, Inc.	67,606	1,960,574
Phillips 66	31,203	1,455,932
Pioneer Natural Resources Co.	19,341	1,538,770
Valero Energy Corp.	38,387	1,482,122
Williams Cos., Inc. (The)	88,025	1,689,200

		31,948,001

Total Common Stocks & Other Equity Interests (Cost $97,024,422)		39,611,778

	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $6,957)	6,957	$6,957

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $97,031,379)		39,618,735

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.01%
Invesco Private Government Fund, 0.04%(c)(d)(e)	1,534	1,534
Invesco Private Prime Fund, 0.11%(c)(d)(e)	2,300	2,301

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,835)		3,835

TOTAL INVESTMENTS IN SECURITIES-99.73% (Cost $97,035,214)		39,622,570
OTHER ASSETS LESS LIABILITIES-0.27%		106,493

NET ASSETS-100.00%		$39,729,063

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,069,023	$(1,062,066)	$-	$-	$6,957	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,105,522	(2,105,522)	-	-	-	20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Energy ETF (RYE)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,242,654	$4,058,608	$(5,299,728)	$-	$-	$1,534	$19	*
Invesco Private Prime Fund	-	7,152	(4,851)	-	-	2,301	1	*

Total	$1,242,654	$7,240,305	$(8,472,167)	$-	$-	$10,792	$43

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Oil, Gas & Consumable Fuels	80.41

Energy Equipment & Services	19.29

Money Market Funds Plus Other Assets Less Liabilities	0.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Financials ETF (RYF)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Banks-28.65%
Bank of America Corp.	86,044	$2,039,243
Citigroup, Inc.	43,022	1,781,971
Citizens Financial Group, Inc.	80,987	2,206,896
Comerica, Inc.	55,473	2,524,576
Fifth Third Bancorp	104,449	2,425,306
First Republic Bank	20,545	2,591,546
Huntington Bancshares, Inc.	226,666	2,366,393
JPMorgan Chase & Co.	21,709	2,128,350
KeyCorp	177,818	2,308,078
M&T Bank Corp.	21,583	2,235,567
People’s United Financial, Inc.	215,895	2,303,600
PNC Financial Services Group, Inc. (The)	19,846	2,220,370
Regions Financial Corp.	190,810	2,537,773
SVB Financial Group(b)	8,842	2,570,369
Truist Financial Corp.	57,496	2,421,732
U.S. Bancorp	59,918	2,333,806
Wells Fargo & Co.	90,464	1,940,453
Zions Bancorporation N.A.	69,688	2,248,832

		41,184,861

Capital Markets-30.71%
Ameriprise Financial, Inc.	14,451	2,324,154
Bank of New York Mellon Corp. (The)	61,053	2,097,781
BlackRock, Inc.	4,061	2,433,392
Cboe Global Markets, Inc.	24,694	2,007,375
Charles Schwab Corp. (The)	62,366	2,563,866
CME Group, Inc., Class A	13,467	2,029,746
Franklin Resources, Inc.	108,655	2,037,281
Goldman Sachs Group, Inc. (The)	10,939	2,067,909
Intercontinental Exchange, Inc.	22,375	2,112,200
Invesco Ltd., (Acquired 11/06/2015 -10/06/2020; Cost $5,893,271)(c)(d)	205,059	2,688,324
MarketAxess Holdings, Inc.	4,851	2,613,961
Moody’s Corp.	7,714	2,028,011
Morgan Stanley	43,577	2,098,233
MSCI, Inc.	6,468	2,262,765
Nasdaq, Inc.	17,455	2,111,880
Northern Trust Corp.	27,524	2,154,304
Raymond James Financial, Inc.	29,857	2,282,269
S&P Global, Inc.	6,291	2,030,294
State Street Corp.	33,802	1,990,938
T. Rowe Price Group, Inc.	17,481	2,214,144

		44,148,827

	Shares	Value
Consumer Finance-6.22%
American Express Co.	21,228	$1,936,843
Capital One Financial Corp.	30,938	2,260,949
Discover Financial Services	40,158	2,610,671
Synchrony Financial	85,230	2,132,455

		8,940,918

Diversified Financial Services-1.41%
Berkshire Hathaway, Inc., Class B(b)	10,068	2,032,729

Insurance-32.88%
Aflac, Inc.	60,398	2,050,512
Allstate Corp. (The)	23,387	2,075,596
American International Group, Inc.	77,389	2,436,980
Aon PLC, Class A	10,894	2,004,605
Arthur J. Gallagher & Co.	21,592	2,239,306
Assurant, Inc.	18,516	2,302,835
Chubb Ltd.	18,183	2,362,153
Cincinnati Financial Corp.	28,574	2,021,325
Everest Re Group Ltd.	10,633	2,095,552
Globe Life, Inc.	26,932	2,183,916
Hartford Financial Services Group, Inc. (The)	56,784	2,187,320
Lincoln National Corp.	63,727	2,236,818
Loews Corp.	62,316	2,161,119
Marsh & McLennan Cos., Inc.	18,951	1,960,670
MetLife, Inc.	57,491	2,176,034
Principal Financial Group, Inc.	53,459	2,096,662
Progressive Corp. (The)	23,140	2,126,566
Prudential Financial, Inc.	32,210	2,062,084
Travelers Cos., Inc. (The)	19,349	2,335,618
Unum Group	118,987	2,101,310
W.R. Berkley Corp.	34,893	2,097,767
Willis Towers Watson PLC	10,645	1,942,500

		47,257,248

TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $172,801,332)		143,564,583
OTHER ASSETS LESS LIABILITIES-0.13%		183,893

NET ASSETS-100.00%		$143,748,476

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Ltd.	$2,233,244	$251,993	$(784,229)	$1,130,000	$(142,684)	$2,688,324	$72,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Financials ETF (RYF)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,118,846	$(1,118,846)	$-	$-	$-	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,737,405	(2,737,405)	-	-	-	30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	316,714	(316,714)	-	-	-	1	*
Invesco Private Prime Fund	-	89,300	(89,300)	-	-	-	-

Total	$2,233,244	$4,514,258	$(5,046,494)	$1,130,000	$(142,684)	$2,688,324	$72,809

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at October 31, 2020 represented 1.87% of the Fund’s Net Assets.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Insurance	32.88

Capital Markets	30.71

Banks	28.65

Consumer Finance	6.22

Diversified Financial Services	1.41

Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Biotechnology-12.03%
AbbVie, Inc.	123,983	$10,550,953
Alexion Pharmaceuticals, Inc.(b)	105,555	12,153,603
Amgen, Inc.	45,727	9,920,015
Biogen, Inc.(b)	41,204	10,386,292
Gilead Sciences, Inc.	169,584	9,861,310
Incyte Corp.(b)	126,378	10,949,390
Regeneron Pharmaceuticals, Inc.(b)	20,415	11,096,777
Vertex Pharmaceuticals, Inc.(b)	43,113	8,983,025

		83,901,365

Health Care Equipment & Supplies-35.28%
Abbott Laboratories	106,223	11,165,100
ABIOMED, Inc.(b)	41,225	10,383,753
Align Technology, Inc.(b)	35,010	14,917,061
Baxter International, Inc.	133,830	10,381,193
Becton, Dickinson and Co.	47,168	10,901,940
Boston Scientific Corp.(b)	276,031	9,459,582
Cooper Cos., Inc. (The)	34,028	10,856,633
Danaher Corp.	54,286	12,460,808
DENTSPLY SIRONA, Inc.	251,841	11,884,377
DexCom, Inc.(b)	29,003	9,268,779
Edwards Lifesciences Corp.(b)	135,991	9,749,195
Hologic, Inc.(b)	179,262	12,336,811
IDEXX Laboratories, Inc.(b)	30,485	12,950,638
Intuitive Surgical, Inc.(b)	15,830	10,559,876
Medtronic PLC	106,150	10,675,505
ResMed, Inc.	64,659	12,410,648
STERIS PLC	68,532	12,143,185
Stryker Corp.	55,051	11,120,853
Teleflex, Inc.	30,011	9,550,401
Varian Medical Systems, Inc.(b)	64,163	11,087,366
West Pharmaceutical Services, Inc.	40,828	11,108,074
Zimmer Biomet Holdings, Inc.	79,889	10,553,337

		245,925,115

Health Care Providers & Services-24.11%
AmerisourceBergen Corp.	118,211	11,356,531
Anthem, Inc.	43,101	11,757,953
Cardinal Health, Inc.	229,874	10,525,930
Centene Corp.(b)	197,047	11,645,478
Cigna Corp.	65,667	10,964,419
CVS Health Corp.	193,751	10,867,494
DaVita, Inc.(b)	126,309	10,894,151
HCA Healthcare, Inc.	82,995	10,286,400
Henry Schein, Inc.(b)	172,772	10,984,844

	Shares	Value
Health Care Providers & Services-(continued)
Humana, Inc.	28,417	$11,346,340
Laboratory Corp. of America Holdings(b)	61,286	12,243,104
McKesson Corp.	73,960	10,908,360
Quest Diagnostics, Inc.	100,800	12,311,712
UnitedHealth Group, Inc.	36,889	11,256,309
Universal Health Services, Inc., Class B	98,245	10,762,740

		168,111,765

Health Care Technology-1.58%
Cerner Corp.	156,749	10,986,537

Life Sciences Tools & Services-13.26%
Agilent Technologies, Inc.	112,793	11,515,037
Bio-Rad Laboratories, Inc., Class A(b)	22,024	12,915,314
Illumina, Inc.(b)	31,782	9,302,591
IQVIA Holdings, Inc.(b)	69,713	10,735,105
Mettler-Toledo International, Inc.(b)	11,423	11,399,126
PerkinElmer, Inc.	94,499	12,242,346
Thermo Fisher Scientific, Inc.	25,797	12,205,077
Waters Corp.(b)	54,535	12,151,489

		92,466,085

Pharmaceuticals-13.70%
Bristol-Myers Squibb Co.	188,529	11,019,520
Catalent, Inc.(b)	134,478	11,803,134
Eli Lilly and Co.	75,098	9,797,285
Johnson & Johnson	75,256	10,318,350
Merck & Co., Inc.	131,644	9,900,945
Mylan N.V.(b)	725,460	10,548,188
Perrigo Co. PLC	228,739	10,034,780
Pfizer, Inc.	308,326	10,939,407
Zoetis, Inc.	70,127	11,118,637

		95,480,246

Total Common Stocks & Other Equity Interests (Cost $606,118,427)		696,871,113

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $148,625)	148,625	148,625

TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $606,267,052)		697,019,738
OTHER ASSETS LESS LIABILITIES-0.02%		141,985

NET ASSETS-100.00%		$697,161,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Health Care ETF (RYH)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,024,475	$(875,850)	$-	$-	$148,625	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	9,252,552	(9,252,552)	-	-	-	49

Total	$-	$10,277,027	$(10,128,402)	$-	$-	$148,625	$51

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Health Care Equipment & Supplies	35.28

Health Care Providers & Services	24.11

Pharmaceuticals	13.70

Life Sciences Tools & Services	13.26

Biotechnology	12.03

Health Care Technology	1.58

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-14.08%
Boeing Co. (The)	31,307	$4,520,418
General Dynamics Corp.	34,507	4,531,804
Howmet Aerospace, Inc.	281,794	4,860,946
Huntington Ingalls Industries, Inc.	34,029	5,018,597
L3Harris Technologies, Inc.	27,707	4,463,875
Lockheed Martin Corp.	12,883	4,510,725
Northrop Grumman Corp.	14,801	4,289,626
Raytheon Technologies Corp.	82,707	4,492,644
Teledyne Technologies, Inc.(b)	16,018	4,951,965
Textron, Inc.	129,480	4,635,384
TransDigm Group, Inc.	9,920	4,735,907

		51,011,891

Air Freight & Logistics-5.51%
C.H. Robinson Worldwide, Inc.	50,845	4,496,224
Expeditors International of Washington, Inc.	55,511	4,905,507
FedEx Corp.	21,547	5,590,800
United Parcel Service, Inc., Class B	31,575	4,960,748

		19,953,279

Airlines-6.55%
Alaska Air Group, Inc.	124,372	4,712,455
American Airlines Group, Inc.(c)	387,336	4,369,150
Delta Air Lines, Inc.	158,231	4,848,198
Southwest Airlines Co.	128,781	5,090,713
United Airlines Holdings, Inc.(b)	139,061	4,708,605

		23,729,121

Building Products-10.04%
A.O. Smith Corp.	102,827	5,315,128
Allegion PLC	51,198	5,043,003
Carrier Global Corp.	171,547	5,727,955
Fortune Brands Home & Security, Inc.	60,716	4,910,103
Johnson Controls International PLC	120,373	5,080,944
Masco Corp.	85,687	4,592,823
Trane Technologies PLC	42,875	5,691,656

		36,361,612

Commercial Services & Supplies-6.93%
Cintas Corp.	15,626	4,915,158
Copart, Inc.(b)	49,174	5,426,843
Republic Services, Inc.	52,390	4,619,226
Rollins, Inc.	92,680	5,361,538
Waste Management, Inc.	44,331	4,783,758

		25,106,523

Construction & Engineering-3.09%
Jacobs Engineering Group, Inc.	54,052	5,134,940
Quanta Services, Inc.	97,288	6,073,690

		11,208,630

Electrical Equipment-5.56%
AMETEK, Inc.	50,207	4,930,328
Eaton Corp. PLC	48,927	5,078,133
Emerson Electric Co.	73,854	4,785,001
Rockwell Automation, Inc.	22,569	5,351,561

		20,145,023

Industrial Conglomerates-5.72%
3M Co.	30,186	4,828,552

	Shares	Value
Industrial Conglomerates-(continued)
General Electric Co.	843,026	$6,255,253
Honeywell International, Inc.	30,135	4,970,768
Roper Technologies, Inc.	12,549	4,659,946

		20,714,519

Machinery-23.77%
Caterpillar, Inc.	32,608	5,121,086
Cummins, Inc.	24,127	5,305,286
Deere & Co.	23,226	5,246,986
Dover Corp.	44,465	4,922,720
Flowserve Corp.	178,252	5,190,698
Fortive Corp.	75,318	4,639,589
IDEX Corp.	27,695	4,718,951
Illinois Tool Works, Inc.	25,661	5,026,477
Ingersoll Rand, Inc.(b)	139,413	4,871,090
Otis Worldwide Corp.	83,408	5,111,242
PACCAR, Inc.	59,791	5,104,956
Parker-Hannifin Corp.	23,984	4,997,306
Pentair PLC	114,755	5,710,209
Snap-on, Inc.	33,930	5,344,993
Stanley Black & Decker, Inc.	31,544	5,242,613
Wabtec Corp.	74,310	4,406,583
Xylem, Inc.	59,328	5,169,842

		86,130,627

Professional Services-6.62%
Equifax, Inc.	30,855	4,214,793
IHS Markit Ltd.	65,001	5,256,631
Nielsen Holdings PLC	346,172	4,676,784
Robert Half International, Inc.	96,928	4,913,280
Verisk Analytics, Inc.	27,612	4,914,108

		23,975,596

Road & Rail-7.90%
CSX Corp.	65,001	5,131,179
J.B. Hunt Transport Services, Inc.	37,119	4,518,867
Kansas City Southern	26,957	4,748,206
Norfolk Southern Corp.	23,057	4,821,680
Old Dominion Freight Line, Inc.	25,640	4,881,086
Union Pacific Corp.	25,599	4,535,887

		28,636,905

Trading Companies & Distributors-4.14%
Fastenal Co.	113,924	4,924,935
United Rentals, Inc.(b)	28,724	5,121,202
W.W. Grainger, Inc.	14,126	4,944,382

		14,990,519

Total Common Stocks & Other Equity Interests (Cost $361,583,562)		361,964,245

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $255,827)	255,827	255,827

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $361,839,389)		362,220,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Industrials ETF (RGI)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.21%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,760,941	$1,760,941
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,640,620	2,641,412

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,402,330)		4,402,353

TOTAL INVESTMENTS IN SECURITIES-101.19% (Cost $366,241,719)		366,622,425
OTHER ASSETS LESS LIABILITIES-(1.19)%		(4,325,934)

NET ASSETS-100.00%		$362,296,491

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,318,838	$(1,063,011)	$-	$-	$255,827	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,935,135	(1,935,135)	-	-	-	29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,922,014	12,670,147	(12,831,220)	-	-	1,760,941	430	*
Invesco Private Prime Fund	-	5,100,949	(2,459,711)	23	151	2,641,412	461	*

Total	$1,922,014	$21,025,069	$(18,289,077)	$23	$151	$4,658,180	$925

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Industrials ETF (RGI)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Machinery	23.77

Aerospace & Defense	14.08

Building Products	10.04

Road & Rail	7.90

Commercial Services & Supplies	6.93

Professional Services	6.62

Airlines	6.55

Industrial Conglomerates	5.72

Electrical Equipment	5.56

Air Freight & Logistics	5.51

Trading Companies & Distributors	4.14

Construction & Engineering	3.09

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Materials ETF (RTM)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Chemicals-53.96%
Air Products and Chemicals, Inc.	23,691	$6,544,402
Albemarle Corp.	74,925	6,983,759
Celanese Corp.	66,753	7,577,133
CF Industries Holdings, Inc.	213,208	5,886,673
Corteva, Inc.	245,167	8,085,608
Dow, Inc.	142,723	6,492,469
DuPont de Nemours, Inc.	121,475	6,909,498
Eastman Chemical Co.	88,935	7,189,505
Ecolab, Inc.	34,945	6,415,552
FMC Corp.	65,539	6,733,477
International Flavors & Fragrances, Inc.(b)	58,785	6,034,868
Linde PLC (United Kingdom)	28,438	6,266,029
LyondellBasell Industries N.V., Class A	95,744	6,553,677
Mosaic Co. (The)	388,572	7,188,582
PPG Industries, Inc.	55,976	7,261,207
Sherwin-Williams Co. (The)	10,038	6,905,943

		109,028,382

Construction Materials-8.52%
Martin Marietta Materials, Inc.	33,893	9,027,401
Vulcan Materials Co.	56,475	8,179,839

		17,207,240

Containers & Packaging-26.66%
Amcor PLC	643,283	6,709,442
Avery Dennison Corp.	59,394	8,219,535
Ball Corp.	87,105	7,752,345
International Paper Co.	182,805	7,997,719
Packaging Corp. of America	68,010	7,786,465
Sealed Air Corp.	181,359	7,180,003
Westrock Co.	218,916	8,220,296

		53,865,805

	Shares	Value
Metals & Mining-10.76%
Freeport-McMoRan, Inc.	437,288	$7,582,574
Newmont Corp.	107,440	6,751,530
Nucor Corp.	154,903	7,398,167

		21,732,271

Total Common Stocks & Other Equity Interests (Cost $192,910,861)		201,833,698

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $149,947)	149,947	149,947

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $193,060,808)		201,983,645

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.43%
Invesco Private Government Fund, 0.04%(c)(d)(e)	1,158,908	1,158,908
Invesco Private Prime Fund, 0.11%(c)(d)(e)	1,737,840	1,738,362

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,897,270)		2,897,270

TOTAL INVESTMENTS IN SECURITIES-101.40% (Cost $195,958,078)		204,880,915
OTHER ASSETS LESS LIABILITIES-(1.40)%		(2,834,075)

NET ASSETS-100.00%		$202,046,840

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$985,463	$(835,516)	$-	$-	$149,947	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	44,989	1,644,246	(1,689,235)	-	-	-	34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Materials ETF (RTM)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,254,198	$17,467,148	$(23,562,438)	$-	$-	$1,158,908	$298	*
Invesco Private Prime Fund	-	4,762,674	(3,024,347)	-	35	1,738,362	213	*

Total	$7,299,187	$24,859,531	$(29,111,536)	$-	$35	$3,047,217	$549

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Chemicals	53.96

Containers & Packaging	26.66

Metals & Mining	10.76

Construction Materials	8.52

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Equity REITs-96.22%
Alexandria Real Estate Equities, Inc.	3,747	$567,745
American Tower Corp.	2,375	545,419
Apartment Investment & Management Co., Class A	16,962	541,088
AvalonBay Communities, Inc.	3,959	550,816
Boston Properties, Inc.	7,131	516,356
Crown Castle International Corp.	3,741	584,344
Digital Realty Trust, Inc.	4,075	588,022
Duke Realty Corp.	15,971	606,738
Equinix, Inc.	793	579,873
Equity Residential	10,853	509,874
Essex Property Trust, Inc.	2,783	569,374
Extra Space Storage, Inc.	5,336	618,709
Federal Realty Investment Trust	7,691	528,987
Healthpeak Properties, Inc.	21,274	573,760
Host Hotels & Resorts, Inc.	53,310	558,689
Iron Mountain, Inc.(b)	19,897	518,516
Kimco Realty Corp.	50,887	522,101
Mid-America Apartment Communities, Inc.	5,119	597,029
Prologis, Inc.	5,921	587,363
Public Storage	2,690	616,198
Realty Income Corp.	9,365	541,859
Regency Centers Corp.	15,372	547,089
SBA Communications Corp., Class A	1,948	565,641
Simon Property Group, Inc.	9,249	580,930
SL Green Realty Corp.(b)	13,259	567,618
UDR, Inc.	17,627	550,667
Ventas, Inc.	13,544	534,582
Vornado Realty Trust	17,648	542,323
Welltower, Inc.	10,079	541,948
Weyerhaeuser Co.	20,870	569,542

		16,823,200

	Shares	Value
Real Estate Management & Development-3.64%
CBRE Group, Inc., Class A(c)	12,648	$637,459

Total Common Stocks & Other Equity Interests (Cost $22,867,625)		17,460,659

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $17,479)	17,479	17,479

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $22,885,104)		17,478,138

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.22%
Invesco Private Government Fund, 0.04%(d)(e)(f)	434,931	434,931
Invesco Private Prime Fund, 0.11%(d)(e)(f)	652,200	652,396

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,087,316)		1,087,327

TOTAL INVESTMENTS IN SECURITIES-106.18% (Cost $23,972,420)		18,565,465
OTHER ASSETS LESS LIABILITIES-(6.18)%		(1,081,057)

NET ASSETS-100.00%		$17,484,408

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2020.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$126,768	$(109,289)	$ -	$ -	$ 17,479	$ -
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	385,720	(385,720)	-	-	-	3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$3,331,523	$(2,896,592)	$-	$-	$434,931	$63	*
Invesco Private Prime Fund	-	1,675,056	(1,022,703)	11	32	652,396	67	*

Total	$-	$5,519,067	$(4,414,304)	$11	$32	$1,104,806	$133

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Equity REITs	96.22

Real Estate Management & Development	3.64

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Technology ETF (RYT)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communications Equipment-6.62%
Arista Networks, Inc.(b)	119,252	$24,911,743
Cisco Systems, Inc.	609,445	21,879,075
F5 Networks, Inc.(b)	202,556	26,927,795
Juniper Networks, Inc.	1,051,241	20,730,472
Motorola Solutions, Inc.	157,966	24,968,106

		119,417,191

Electronic Equipment, Instruments & Components-12.95%
Amphenol Corp., Class A	233,050	26,297,362
CDW Corp.	218,332	26,767,503
Corning, Inc.	760,949	24,327,540
FLIR Systems, Inc.	710,248	24,638,503
IPG Photonics Corp.(b)	153,313	28,510,085
Keysight Technologies, Inc.(b)	263,180	27,599,687
TE Connectivity Ltd.	248,438	24,068,673
Vontier Corp.(b)	831,005	23,883,084
Zebra Technologies Corp., Class A(b)	97,234	27,579,452

		233,671,889

IT Services-26.02%
Accenture PLC, Class A	103,526	22,455,825
Akamai Technologies, Inc.(b)	228,234	21,709,618
Automatic Data Processing, Inc.	182,139	28,770,676
Broadridge Financial Solutions, Inc.	180,798	24,877,805
Cognizant Technology Solutions Corp., Class A	356,478	25,459,659
DXC Technology Co.	1,243,207	22,899,873
Fidelity National Information Services, Inc.	168,514	20,995,159
Fiserv, Inc.(b)	261,172	24,934,091
FleetCor Technologies, Inc.(b)	105,215	23,243,046
Gartner, Inc.(b)	191,920	23,049,592
Global Payments, Inc.	146,176	23,057,802
International Business Machines Corp.	200,105	22,343,724
Jack Henry & Associates, Inc.	156,019	23,129,817
Leidos Holdings, Inc.	278,820	23,142,060
Mastercard, Inc., Class A	73,617	21,248,811
Paychex, Inc.	324,105	26,657,636
PayPal Holdings, Inc.(b)	132,091	24,586,098
VeriSign, Inc.(b)	122,670	23,393,169
Visa, Inc., Class A	121,112	22,007,261
Western Union Co. (The)	1,098,765	21,359,992

		469,321,714

Semiconductors & Semiconductor Equipment-24.40%
Advanced Micro Devices, Inc.(b)	318,374	23,970,378
Analog Devices, Inc.	213,574	25,314,926
Applied Materials, Inc.	441,903	26,173,915
Broadcom, Inc.	67,570	23,624,499
Intel Corp.	493,196	21,838,719
KLA Corp.	141,356	27,872,576
Lam Research Corp.	82,672	28,280,438
Maxim Integrated Products, Inc.	368,253	25,648,821

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Microchip Technology, Inc.	241,358	$25,361,899
Micron Technology, Inc.(b)	527,331	26,545,843
NVIDIA Corp.	49,950	25,042,932
Qorvo, Inc.(b)	197,663	25,174,360
QUALCOMM, Inc.	214,289	26,434,691
Skyworks Solutions, Inc.	178,514	25,222,243
Teradyne, Inc.	324,409	28,499,331
Texas Instruments, Inc.	178,226	25,769,697
Xilinx, Inc.	246,373	29,242,011

		440,017,279

Software-20.87%
Adobe, Inc.(b)	51,564	23,054,264
ANSYS, Inc.(b)	77,384	23,553,368
Autodesk, Inc.(b)	106,843	25,165,800
Cadence Design Systems, Inc.(b)	239,432	26,186,678
Citrix Systems, Inc.	183,612	20,797,731
Fortinet, Inc.(b)	211,033	23,291,712
Intuit, Inc.	77,158	24,280,080
Microsoft Corp.	119,123	24,118,834
NortonLifeLock, Inc.	1,150,245	23,660,540
Oracle Corp.	426,398	23,925,192
Paycom Software, Inc.(b)	91,547	33,331,347
salesforce.com, inc.(b)	99,978	23,221,890
ServiceNow, Inc.(b)	54,507	27,121,048
Synopsys, Inc.(b)	121,377	25,957,685
Tyler Technologies, Inc.(b)	74,708	28,716,261

		376,382,430

Technology Hardware, Storage & Peripherals-9.14%
Apple, Inc.	217,006	23,623,273
Hewlett Packard Enterprise Co.	2,630,378	22,726,466
HP, Inc.	1,259,964	22,628,954
NetApp, Inc.	551,252	24,194,450
Seagate Technology PLC	522,233	24,973,182
Western Digital Corp.	650,380	24,538,838
Xerox Holdings Corp.	1,273,164	22,127,590

		164,812,753

Total Common Stocks & Other Equity Interests (Cost $1,539,909,163)		1,803,623,256

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $132,443)	132,443	132,443

TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,540,041,606)		1,803,755,699
OTHER ASSETS LESS LIABILITIES-(0.01)%		(139,997)

NET ASSETS-100.00%		$1,803,615,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Equal Weight Technology ETF (RYT)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,810,469	$(7,678,026)	$-	$-	$132,443	$ 24
Invesco Premier U.S. Government Money Portfolio, Institutional Class	322,526	15,280,227	(15,602,753)	-	-	-	159

Total	$322,526	$23,090,696	$(23,280,779)	$-	$-	$132,443	$183

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

IT Services	26.02

Semiconductors & Semiconductor Equipment	24.40

Software	20.87

Electronic Equipment, Instruments & Components	12.95

Technology Hardware, Storage & Peripherals	9.14

Communications Equipment	6.62

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Electric Utilities-53.82%
Alliant Energy Corp.	156,974	$8,677,523
American Electric Power Co., Inc.	102,851	9,249,390
Duke Energy Corp.	98,045	9,030,925
Edison International	160,788	9,010,559
Entergy Corp.	85,287	8,632,750
Evergy, Inc.	156,732	8,651,606
Eversource Energy	99,083	8,646,973
Exelon Corp.	227,203	9,063,128
FirstEnergy Corp.	277,555	8,248,935
NextEra Energy, Inc.	117,069	8,570,621
NRG Energy, Inc.	257,535	8,143,257
Pinnacle West Capital Corp.	114,819	9,365,786
PPL Corp.	295,702	8,131,805
Southern Co. (The)	157,277	9,035,564
Xcel Energy, Inc.	118,229	8,279,577

		130,738,399

Gas Utilities-3.30%
Atmos Energy Corp.	87,337	8,006,183

Independent Power and Renewable Electricity Producers-3.67%
AES Corp. (The)	457,342	8,918,169

Multi-Utilities-35.45%
Ameren Corp.	106,275	8,621,028
CenterPoint Energy, Inc.	418,544	8,843,835

	Shares	Value
Multi-Utilities-(continued)
CMS Energy Corp.	133,651	$8,464,118
Consolidated Edison, Inc.	111,915	8,784,208
Dominion Energy, Inc.	102,218	8,212,194
DTE Energy Co.	68,732	8,482,904
NiSource, Inc.	369,359	8,484,176
Public Service Enterprise Group, Inc.	155,386	9,035,696
Sempra Energy	69,106	8,663,128
WEC Energy Group, Inc.	84,834	8,530,059

		86,121,346

Water Utilities-3.58%
American Water Works Co., Inc.	57,694	8,683,524

Total Common Stocks & Other Equity Interests (Cost $236,770,345)		242,467,621

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(b)(c) (Cost $52,968)	52,968	52,968

TOTAL INVESTMENTS IN SECURITIES-99.84% (Cost $236,823,313)		242,520,589
OTHER ASSETS LESS LIABILITIES-0.16%		394,688

NET ASSETS-100.00%		$242,915,277

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,638,426	$(1,585,458)	$-	$-	$52,968	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	5,426,317	(5,426,317)	-	-	-	63

Total	$-	$7,064,743	$(7,011,775)	$-	$-	$52,968	$68

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® Equal Weight Utilities ETF (RYU)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Electric Utilities	53.82

Multi-Utilities	35.45

Independent Power and Renewable Electricity Producers	3.67

Water Utilities	3.58

Gas Utilities	3.30

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.21%
AMC Networks, Inc., Class A(b)(c)	8,315	$176,694
Cable One, Inc.	100	173,186
Cinemark Holdings, Inc.(c)	14,406	117,985
John Wiley & Sons, Inc., Class A	5,224	161,735
New York Times Co. (The), Class A	3,997	158,521
TEGNA, Inc.	14,674	176,528
Telephone & Data Systems, Inc.	8,030	136,510
TripAdvisor, Inc.	8,155	155,842
World Wrestling Entertainment, Inc., Class A	4,190	152,348
Yelp, Inc.(b)	8,083	158,993

		1,568,342

Consumer Discretionary-15.22%
Aaron’s Holdings Co., Inc.	2,983	155,892
Adient PLC(b)	9,615	204,030
Adtalem Global Education, Inc.(b)	5,973	140,007
American Eagle Outfitters, Inc.(c)	12,578	172,444
AutoNation, Inc.(b)	3,159	179,210
Boyd Gaming Corp.	6,308	200,090
Brunswick Corp.	2,849	181,510
Caesars Entertainment, Inc.(b)	3,461	155,122
Carter’s, Inc.	2,086	169,905
Choice Hotels International, Inc.	1,814	158,453
Churchill Downs, Inc.(c)	1,062	158,397
Columbia Sportswear Co.	1,927	143,735
Cracker Barrel Old Country Store, Inc.	1,268	144,324
Dana, Inc.	12,275	171,727
Deckers Outdoor Corp.(b)	854	216,378
Dick’s Sporting Goods, Inc.	3,083	174,652
Dunkin’ Brands Group, Inc.	2,292	228,535
Five Below, Inc.(b)	1,334	177,876
Foot Locker, Inc.	5,072	187,055
Fox Factory Holding Corp.(b)	2,293	192,796
Gentex Corp.	6,538	180,907
Goodyear Tire & Rubber Co. (The)	18,355	151,979
Graham Holdings Co., Class B	404	153,657
Grand Canyon Education, Inc.(b)	2,050	160,659
Grubhub, Inc.(b)	2,507	185,418
H&R Block, Inc.	11,571	199,716
Harley-Davidson, Inc.	6,248	205,434
Helen of Troy Ltd.(b)	896	169,882
Jack in the Box, Inc.	2,103	168,366
KB Home	4,724	152,349
Kohl’s Corp.	8,132	173,130
Lear Corp.	1,451	175,295
Lithia Motors, Inc., Class A	725	166,438
Marriott Vacations Worldwide Corp.	1,815	175,329
Mattel, Inc.(b)	15,754	216,933
Murphy USA, Inc.(b)	1,248	152,618
Nordstrom, Inc.(c)	11,987	145,043
Ollie’s Bargain Outlet Holdings, Inc.(b)	1,957	170,435
Papa John’s International, Inc.	1,898	145,387
Penn National Gaming, Inc.(b)	2,930	158,161
Polaris, Inc.	1,872	170,090
RH(b)	455	152,530
Scientific Games Corp.(b)	9,230	294,252
Service Corp. International	4,039	187,046

	Shares	Value
Consumer Discretionary-(continued)
Six Flags Entertainment Corp.	7,888	$170,539
Skechers U.S.A., Inc., Class A(b)	5,597	177,481
Strategic Education, Inc.	1,959	162,715
Taylor Morrison Home Corp., Class A(b)	7,017	151,567
Tempur Sealy International, Inc.(b)	2,023	180,047
Texas Roadhouse, Inc.	2,768	193,843
Thor Industries, Inc.	1,878	158,841
Toll Brothers, Inc.	3,898	164,807
TopBuild Corp.(b)	1,125	172,361
TRI Pointe Group, Inc.(b)	9,750	160,193
Urban Outfitters, Inc.(b)	7,661	171,147
Visteon Corp.(b)	2,311	207,181
Wendy’s Co. (The)	8,079	176,526
Williams-Sonoma, Inc.	1,897	173,025
Wingstop, Inc.	1,289	149,949
WW International, Inc.(b)	8,436	178,506
Wyndham Destinations, Inc.	5,505	179,628
Wyndham Hotels & Resorts, Inc.	3,293	153,157

		10,804,705

Consumer Staples-4.62%
BJ’s Wholesale Club Holdings, Inc.(b)	4,258	163,039
Boston Beer Co., Inc. (The), Class A(b)	207	215,110
Casey’s General Stores, Inc.	969	163,344
Coty,Inc.,Class A	49,416	143,306
Darling Ingredients, Inc.(b)	5,028	216,204
Edgewell Personal Care Co.(b)	6,095	159,811
Energizer Holdings, Inc.	4,207	165,546
Flowers Foods, Inc.	7,409	174,704
Grocery Outlet Holding Corp.(b)	4,487	197,518
Hain Celestial Group, Inc. (The)(b)	5,368	165,066
Ingredion, Inc.	2,196	155,674
Lancaster Colony Corp.	999	165,974
Nu Skin Enterprises, Inc., Class A	3,486	172,034
Pilgrim’s Pride Corp.(b)	10,535	176,356
Post Holdings, Inc.(b)	2,088	179,359
Sanderson Farms, Inc.	1,415	181,078
Sprouts Farmers Market, Inc.(b)	8,023	152,838
Tootsie Roll Industries, Inc.(c)	5,693	170,107
TreeHouse Foods, Inc.(b)	4,286	166,468

		3,283,536

Energy-2.09%
Antero Midstream Corp.	31,366	179,727
ChampionX Corp.(b)	19,599	171,099
Cimarex Energy Co.	7,150	181,396
CNX Resources Corp.(b)	16,425	159,323
EQT Corp.	12,363	187,176
Equitrans Midstream Corp.	18,012	130,767
Murphy Oil Corp.	17,293	133,502
World Fuel Services Corp.	7,384	155,433
WPX Energy, Inc.(b)	40,058	184,667

		1,483,090

Financials-17.14%
Affiliated Managers Group, Inc.	2,608	196,565
Alleghany Corp.	316	172,830
American Financial Group, Inc.	2,556	191,547
Associated Banc-Corp.	13,150	180,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
BancorpSouth Bank	8,449	$197,791
Bank of Hawaii Corp.	3,317	201,143
Bank OZK	7,820	193,780
Brighthouse Financial, Inc.(b)	5,878	194,562
Brown & Brown, Inc.	3,886	169,080
Cathay General Bancorp	7,499	176,451
CIT Group, Inc.	9,898	291,496
CNO Financial Group, Inc.	10,525	186,819
Commerce Bancshares, Inc.	3,141	195,527
Cullen/Frost Bankers, Inc.	2,569	180,524
East West Bancorp, Inc.	5,009	182,728
Eaton Vance Corp.	4,588	274,317
Essent Group Ltd.	4,643	185,024
Evercore, Inc., Class A	2,807	223,269
F.N.B. Corp.	24,638	186,263
FactSet Research Systems, Inc.	539	165,203
Federated Hermes, Inc., Class B	7,716	184,412
First American Financial Corp.	3,312	147,682
First Financial Bankshares, Inc.	5,944	177,191
First Horizon National Corp.	18,394	191,482
FirstCash, Inc.	2,931	152,529
Fulton Financial Corp.	18,316	201,293
Genworth Financial, Inc., Class A(b)	46,752	183,735
Glacier Bancorp, Inc.	5,094	182,365
Hancock Whitney Corp.	8,863	202,697
Hanover Insurance Group, Inc. (The)	1,820	174,101
Home BancShares, Inc.	11,041	183,281
Interactive Brokers Group, Inc., Class A	3,662	174,201
International Bancshares Corp.	5,858	162,149
Janus Henderson Group PLC (United Kingdom)	9,138	222,053
Jefferies Financial Group, Inc.	10,061	196,290
Kemper Corp.	2,405	148,292
LendingTree, Inc.(b)(c)	566	183,152
Mercury General Corp.	3,939	160,357
Navient Corp.	20,624	165,198
New York Community Bancorp, Inc.	19,846	164,920
Old Republic International Corp.	11,183	182,059
PacWest Bancorp	9,356	180,009
Pinnacle Financial Partners, Inc.	4,465	204,452
Primerica, Inc.	1,436	158,305
Prosperity Bancshares, Inc.	3,339	184,012
Reinsurance Group of America, Inc.	1,702	171,936
RenaissanceRe Holdings Ltd. (Bermuda)	998	161,397
RLI Corp.	1,930	167,331
SEI Investments Co.	3,464	170,256
Selective Insurance Group, Inc.	3,162	164,614
Signature Bank	1,860	150,176
SLM Corp.	23,282	213,962
Sterling Bancorp	15,754	210,789
Stifel Financial Corp.	3,299	192,860
Synovus Financial Corp.	7,877	204,802
TCF Financial Corp.	6,778	184,429
Texas Capital Bancshares, Inc.(b)	5,481	246,645
Trustmark Corp.	7,719	180,547
UMB Financial Corp.	3,406	207,323
Umpqua Holdings Corp.	15,466	194,253
United Bankshares, Inc.	7,000	183,610
Valley National Bancorp	23,761	181,534
Washington Federal, Inc.	7,699	163,912

	Shares	Value
Financials-(continued)
Webster Financial Corp.	6,422	$206,853
Wintrust Financial Corp.	4,113	202,483

		12,170,871

Health Care-9.51%
Acadia Healthcare Co., Inc.(b)	5,801	206,806
Amedisys, Inc.(b)	749	193,991
Arrowhead Pharmaceuticals, Inc.(b)	5,283	302,716
Avanos Medical, Inc.(b)	5,588	197,536
Bio-Techne Corp.	712	179,716
Cantel Medical Corp.	3,531	168,923
Charles River Laboratories International, Inc.(b)	810	184,437
Chemed Corp.	361	172,674
Emergent BioSolutions, Inc.(b)	1,768	159,067
Encompass Health Corp.	2,714	166,395
Exelixis, Inc.(b)	7,982	163,471
Globus Medical, Inc., Class A(b)	3,150	164,178
Haemonetics Corp.(b)	1,954	197,530
HealthEquity, Inc.(b)	3,364	173,212
Hill-Rom Holdings, Inc.	1,983	180,592
ICU Medical, Inc.(b)	919	163,389
Integra LifeSciences Holdings Corp.(b)	3,998	176,312
Jazz Pharmaceuticals PLC(b)	1,268	182,719
LHC Group, Inc.(b)	875	189,481
Ligand Pharmaceuticals, Inc.(b)(c)	1,704	140,495
LivaNova PLC(b)	3,855	194,061
Masimo Corp.(b)	823	184,204
MEDNAX, Inc.(b)	9,583	122,183
Medpace Holdings, Inc.(b)	1,499	166,299
Molina Healthcare, Inc.(b)	1,042	194,302
Nektar Therapeutics(b)	9,216	145,981
Neogen Corp.(b)	2,807	195,760
NuVasive, Inc.(b)	3,216	142,887
Patterson Cos., Inc.	7,251	180,369
Penumbra, Inc.(b)(c)	870	227,096
PRA Health Sciences, Inc.(b)	1,679	163,602
Prestige Consumer Healthcare, Inc.(b)	4,749	156,859
Quidel Corp.(b)	1,088	291,899
Repligen Corp.(b)	1,199	199,717
Syneos Health, Inc.(b)	2,908	154,357
Tenet Healthcare Corp.(b)	5,936	145,669
United Therapeutics Corp.(b)	1,692	227,117

		6,756,002

Industrials-16.58%
Acuity Brands, Inc.	1,661	148,062
AECOM(b)	4,530	203,125
AGCO Corp.	2,299	177,092
ASGN, Inc.(b)	2,466	164,433
Avis Budget Group, Inc.(b)	5,201	175,118
Axon Enterprise, Inc.(b)	2,095	207,195
Brink’s Co. (The)	3,831	164,082
Builders FirstSource, Inc.(b)	5,437	164,741
Carlisle Cos., Inc.	1,433	177,506
Clean Harbors, Inc.(b)	3,113	164,896
Colfax Corp.(b)	5,190	141,116
CoreLogic, Inc.	2,605	200,403
Crane Co.	3,186	161,689
Curtiss-Wright Corp.	1,836	154,885
Donaldson Co., Inc.	3,591	170,572
Dycom Industries, Inc.(b)	3,129	203,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	2,531	$172,589
EnerSys	2,585	185,086
Fluor Corp.	19,124	217,057
FTI Consulting, Inc.(b)	1,594	156,945
GATX Corp.	2,755	188,111
Generac Holdings, Inc.(b)	986	207,208
Graco, Inc.	2,882	178,396
Healthcare Services Group, Inc.	8,507	194,640
Herman Miller, Inc.	7,730	235,533
Hexcel Corp.	4,489	150,292
HNI Corp.	6,072	197,644
Hubbell, Inc.	1,232	179,268
IAA, Inc.(b)	3,322	187,992
Insperity, Inc.	2,757	211,131
ITT, Inc.	2,770	167,613
JetBlue Airways Corp.(b)	14,056	168,250
KAR Auction Services, Inc.	10,999	160,145
Kennametal, Inc.	5,743	178,033
Kirby Corp.(b)	4,450	171,280
Knight-Swift Transportation Holdings, Inc.	3,837	145,768
Landstar System, Inc.	1,320	164,604
Lennox International, Inc.	632	171,689
Lincoln Electric Holdings, Inc.	1,871	190,505
ManpowerGroup, Inc.	2,553	173,272
MasTec, Inc.(b)	4,040	200,546
Mercury Systems, Inc.(b)	2,602	179,226
Middleby Corp. (The)(b)	1,824	181,561
MSA Safety, Inc.	1,397	184,292
MSC Industrial Direct Co., Inc., Class A	2,737	190,659
Nordson Corp.	905	175,054
nVent Electric PLC	9,458	170,717
Oshkosh Corp.	2,253	151,762
Owens Corning	2,665	174,478
Regal Beloit Corp.	1,777	175,301
Ryder System, Inc.	4,199	206,843
Simpson Manufacturing Co., Inc.	1,872	166,084
Stericycle, Inc.(b)	2,831	176,371
Sunrun, Inc.(b)	3,104	161,470
Terex Corp.	8,936	220,630
Tetra Tech, Inc.	1,926	194,353
Timken Co. (The)	3,081	183,936
Toro Co. (The)	2,110	173,231
Trex Co., Inc.(b)	2,583	179,622
Trinity Industries, Inc.(c)	8,913	167,921
Univar Solutions, Inc.(b)	9,963	165,286
Valmont Industries, Inc.	1,448	205,544
Watsco, Inc.	742	166,312
Werner Enterprises, Inc.	3,818	145,160
Woodward, Inc.	2,109	167,771
XPO Logistics, Inc.(b)	1,979	178,110

		11,773,403

Information Technology-13.26%
ACI Worldwide, Inc.(b)	7,034	205,182
Alliance Data Systems Corp.	3,833	197,553
Arrow Electronics, Inc.(b)	2,197	171,124
Avnet, Inc.	6,337	156,334
Belden, Inc.	5,524	170,581
Blackbaud, Inc.	3,030	149,500
CACI International, Inc., Class A(b)	781	162,862

	Shares	Value
Information Technology-(continued)
CDK Global, Inc.	3,957	$170,547
Ceridian HCM Holding, Inc.(b)	2,359	203,393
Ciena Corp.(b)	4,175	164,453
Cirrus Logic, Inc.(b)	3,031	208,745
CMC Materials, Inc.	1,221	173,614
Cognex Corp.	2,788	183,729
Coherent, Inc.(b)	1,607	201,100
CommVault Systems, Inc.(b)	4,294	169,999
Cree, Inc.(b)	2,898	184,313
Enphase Energy, Inc.(b)	2,690	263,862
Fair Isaac Corp.(b)	416	162,843
First Solar, Inc.(b)	2,481	215,959
II-VI, Inc.(b)(c)	4,818	219,074
InterDigital, Inc.	2,953	165,309
j2 Global, Inc.(b)	2,397	162,708
Jabil, Inc.	5,652	187,307
KBR, Inc.	7,091	158,058
Littelfuse, Inc.	1,005	198,930
LiveRamp Holdings, Inc.(b)	3,433	226,887
Lumentum Holdings, Inc.(b)	2,461	203,500
Manhattan Associates, Inc.(b)	1,859	158,945
MAXIMUS, Inc.	2,450	165,571
MKS Instruments, Inc.	1,679	181,987
Monolithic Power Systems, Inc.	732	233,947
National Instruments Corp.	4,836	151,270
NCR Corp.(b)	8,490	172,517
NetScout Systems, Inc.(b)	7,740	158,825
Paylocity Holding Corp.(b)	1,263	234,312
Perspecta, Inc.	8,673	155,507
PTC, Inc.(b)	2,108	176,819
Qualys, Inc.(b)	1,802	158,306
Sabre Corp.	25,174	164,134
SailPoint Technologies Holding, Inc.(b)	3,222	133,745
Science Applications International Corp.	2,252	171,985
Semtech Corp.(b)	3,100	170,159
Silicon Laboratories, Inc.(b)	1,825	186,990
SolarEdge Technologies, Inc.(b)	953	245,579
Synaptics, Inc.(b)	2,154	165,147
SYNNEX Corp.	1,417	186,534
Teradata Corp.(b)	7,548	138,657
Trimble, Inc.(b)	3,458	166,434
Universal Display Corp.	1,050	208,225
ViaSat, Inc.(b)	4,825	163,568
Vishay Intertechnology, Inc.	11,344	184,000
WEX, Inc.(b)	1,179	149,202

		9,419,831

Materials-6.85%
AptarGroup, Inc.	1,465	167,142
Ashland Global Holdings, Inc.	2,377	165,843
Avient Corp.	6,484	201,458
Cabot Corp.	4,581	174,124
Chemours Co. (The)	8,166	164,463
Commercial Metals Co.	8,634	178,292
Compass Minerals International, Inc.	3,131	189,050
Domtar Corp.	6,538	156,127
Eagle Materials, Inc.	2,087	177,917
Greif, Inc., Class A	4,840	196,456
Ingevity Corp.(b)	3,050	167,384
Louisiana-Pacific Corp.	5,524	157,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
Minerals Technologies, Inc.	3,563	$194,860
NewMarket Corp.	474	169,545
O-I Glass, Inc.	15,584	146,957
Olin Corp.	15,410	255,036
Reliance Steel & Aluminum Co.	1,652	180,052
Royal Gold, Inc.	1,330	158,017
RPM International, Inc.	2,071	175,352
Scotts Miracle-Gro Co. (The)	1,084	162,654
Sensient Technologies Corp.	3,045	199,234
Silgan Holdings, Inc.	4,664	160,675
Sonoco Products Co.	3,243	158,550
Steel Dynamics, Inc.	5,914	186,173
United States Steel Corp.(c)	24,091	232,719
Valvoline, Inc.	8,375	164,736
Worthington Industries, Inc.	4,494	221,150

		4,861,842

Real Estate-8.68%
American Campus Communities, Inc.	5,015	187,862
Brixmor Property Group, Inc.	14,503	158,953
Camden Property Trust	1,934	178,392
CoreSite Realty Corp.	1,499	178,921
Corporate Office Properties Trust	7,457	167,261
Cousins Properties, Inc.	6,114	155,785
CyrusOne, Inc.	2,305	163,770
Douglas Emmett, Inc.	6,487	153,093
EastGroup Properties, Inc.	1,349	179,525
EPR Properties	5,412	129,022
First Industrial Realty Trust, Inc.	4,324	172,138
GEO Group, Inc. (The)	15,913	140,989
Healthcare Realty Trust, Inc.	5,983	166,327
Highwoods Properties, Inc.	5,007	149,058
Hudson Pacific Properties, Inc.	7,447	143,429
JBG SMITH Properties	6,548	152,896
Jones Lang LaSalle, Inc.	1,722	194,345
Kilroy Realty Corp.	3,153	148,443
Lamar Advertising Co., Class A	2,756	170,762
Life Storage, Inc.	1,596	182,183
Macerich Co. (The)(c)	23,599	164,249
Medical Properties Trust, Inc.	9,525	169,735
National Retail Properties, Inc.	4,680	149,807
Omega Healthcare Investors, Inc.	5,377	154,911
Park Hotels & Resorts, Inc.	17,190	170,697
Pebblebrook Hotel Trust	13,562	162,473
Physicians Realty Trust	9,557	161,131
PotlatchDeltic Corp.	4,091	169,981
PS Business Parks, Inc.	1,416	161,466
Rayonier, Inc.	6,340	160,909
Rexford Industrial Realty, Inc.	3,772	175,247
Sabra Health Care REIT, Inc.	11,404	150,077
Service Properties Trust	20,898	150,675
Spirit Realty Capital, Inc.	4,791	143,970

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
STORE Capital Corp.	6,278	$161,345
Taubman Centers, Inc.	4,904	163,892
Urban Edge Properties	17,242	162,075
Weingarten Realty Investors	10,191	161,629

		6,167,423

Utilities-3.80%
ALLETE, Inc.	3,418	176,300
Black Hills Corp.	3,259	184,655
Essential Utilities, Inc.	4,408	181,610
Hawaiian Electric Industries, Inc.	5,262	173,856
IDACORP, Inc.	2,092	183,531
MDU Resources Group, Inc.	7,467	177,416
National Fuel Gas Co.	4,082	163,117
New Jersey Resources Corp.	6,131	178,903
NorthWestern Corp.	3,453	180,005
OGE Energy Corp.	5,751	176,958
ONE Gas, Inc.	2,501	172,669
PNM Resources, Inc.	4,247	212,350
Southwest Gas Holdings, Inc.	2,778	182,570
Spire, Inc.	3,238	181,458
UGI Corp.	5,274	170,561

		2,695,959

Total Common Stocks & Other Equity Interests (Cost $72,276,175)		70,985,004

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $17,304)	17,304	17,304

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $72,293,479)		71,002,308

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.07%
Invesco Private Government Fund, 0.04%(d)(e)(f)	871,355	871,355
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,306,641	1,307,033

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,178,367)		2,178,388

TOTAL INVESTMENTS IN SECURITIES-103.05% (Cost $74,471,846)		73,180,696
OTHER ASSETS LESS LIABILITIES-(3.05)%		(2,168,563)

NET ASSETS-100.00%		$71,012,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$329,466	$(312,162)	$-	$-	$17,304	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	39,558	1,498,940	(1,538,498)	-	-	-	7

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,167,773	8,398,963	(10,695,381)	-	-	871,355	427	*
Invesco Private Prime Fund	-	3,332,686	(2,025,776)	21	102	1,307,033	349	*

Total	$3,207,331	$13,560,055	$(14,571,817)	$21	$102	$2,195,692	$784

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Financials	17.14

Industrials	16.58

Consumer Discretionary	15.22

Information Technology	13.26

Health Care	9.51

Real Estate	8.68

Materials	6.85

Consumer Staples	4.62

Utilities	3.80

Sector Types Each Less Than 3%	4.30

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.32%
ATN International, Inc.	664	$29,681
Cincinnati Bell, Inc.(b)	2,406	36,210
Cogent Communications Holdings, Inc.	553	30,857
Consolidated Communications Holdings, Inc.(b)	5,339	24,933
E.W. Scripps Co. (The), Class A	3,278	29,764
Gannett Co., Inc.	22,106	25,422
Glu Mobile, Inc.(b)	5,209	37,297
Iridium Communications, Inc.(b)	1,306	34,492
Marcus Corp. (The)	2,736	20,055
Meredith Corp.	2,705	29,755
QuinStreet, Inc.(b)	2,464	39,436
Scholastic Corp.	1,617	31,952
Shenandoah Telecommunications Co.	697	30,403
Spok Holdings, Inc.	3,604	32,724
TechTarget, Inc.(b)	914	40,033
Vonage Holdings Corp.(b)	3,556	37,623

		510,637

Consumer Discretionary-15.01%
Abercrombie & Fitch Co., Class A	2,542	36,147
American Axle & Manufacturing Holdings, Inc.(b)	4,840	32,525
American Public Education, Inc.(b)	1,332	37,656
America’s Car-Mart, Inc.(b)	370	32,012
Asbury Automotive Group, Inc.(b)	346	35,631
Barnes & Noble Education, Inc.(b)	14,107	32,446
Bed Bath & Beyond, Inc.(c)	3,012	59,638
Big Lots, Inc.	766	36,462
BJ’s Restaurants, Inc.	1,036	29,226
Bloomin’ Brands, Inc.	2,226	31,119
Boot Barn Holdings, Inc.(b)	1,264	40,473
Brinker International, Inc.	832	36,225
Buckle, Inc. (The)	1,746	41,834
Caleres, Inc.	3,958	30,397
Callaway Golf Co.	1,877	29,075
Capri Holdings Ltd.(b)	1,778	37,729
Cato Corp. (The), Class A	4,250	26,010
Cavco Industries, Inc.(b)	204	35,117
Century Communities, Inc.(b)	922	35,811
Cheesecake Factory, Inc. (The)(c)	1,285	38,190
Chico’s FAS, Inc.	31,801	34,027
Children’s Place, Inc. (The)(c)	1,480	37,400
Chuy’s Holdings, Inc.(b)	1,663	34,906
Conn’s, Inc.(b)	3,547	33,235
Cooper Tire & Rubber Co.	1,043	35,869
Cooper-Standard Holdings, Inc.(b)	2,414	37,876
Core-Mark Holding Co., Inc.	1,129	30,878
Crocs, Inc.(b)	863	45,161
Dave & Buster’s Entertainment, Inc.(c)	2,193	37,632
Designer Brands, Inc., Class A	6,124	26,517
Dine Brands Global, Inc.	612	31,487
Dorman Products, Inc.(b)	422	37,672
El Pollo Loco Holdings, Inc.(b)	2,215	31,276
Ethan Allen Interiors, Inc.	2,578	41,377
Fiesta Restaurant Group, Inc.(b)	3,145	27,173
Fossil Group, Inc.(b)	5,021	28,670
GameStop Corp., Class A(b)(c)	5,953	62,328
Genesco, Inc.(b)	1,666	29,522

	Shares	Value
Consumer Discretionary-(continued)
Gentherm, Inc.(b)	840	$38,884
G-III Apparel Group Ltd.(b)	2,513	33,875
Group 1 Automotive, Inc.	412	43,705
Guess?, Inc.	3,109	36,624
Haverty Furniture Cos., Inc., (Acquired 01/26/2016 - 04/24/2020; Cost $28,618)(d)	1,652	41,333
Hibbett Sports, Inc.(b)	956	36,146
Installed Building Products, Inc.(b)	383	34,677
iRobot Corp.(b)(c)	471	37,482
Kontoor Brands, Inc.	1,453	47,804
La-Z-Boy, Inc.	1,115	38,166
LCI Industries	340	37,284
LGI Homes, Inc.(b)	322	34,415
Liquidity Services, Inc.(b)	4,840	41,285
Lumber Liquidators Holdings, Inc.(b)	1,625	35,945
M.D.C. Holdings, Inc.	811	35,295
M/I Homes, Inc.(b)	778	31,836
Macy’s, Inc.(c)	5,143	31,938
MarineMax, Inc.(b)	1,385	41,522
Meritage Homes Corp.(b)	364	31,701
Michaels Cos., Inc. (The)(b)(c)	3,482	28,239
Monarch Casino & Resort, Inc.(b)	816	35,406
Monro, Inc.	833	35,036
Motorcar Parts of America, Inc.(b)	2,075	30,565
Movado Group, Inc.	3,202	34,934
ODP Corp. (The)	1,706	33,267
Oxford Industries, Inc.	760	31,289
Patrick Industries, Inc.	695	38,746
Perdoceo Education Corp.(b)	3,026	34,164
PetMed Express, Inc.(c)	1,250	36,975
Red Robin Gourmet Burgers, Inc.(b)(c)	3,085	37,143
Regis Corp.(b)	5,992	33,196
Rent-A-Center, Inc.	1,235	38,162
Ruth’s Hospitality Group, Inc.(c)	3,275	36,615
Sally Beauty Holdings, Inc.(b)	2,201	18,422
Shake Shack, Inc., Class A(b)	554	37,406
Shoe Carnival, Inc.(c)	996	30,856
Shutterstock, Inc.	746	48,826
Signet Jewelers Ltd.	2,039	45,429
Sleep Number Corp.(b)	809	51,258
Sonic Automotive, Inc., Class A	893	32,202
Stamps.com, Inc.(b)	172	38,397
Standard Motor Products, Inc.	760	34,808
Steven Madden Ltd.	1,821	43,722
Sturm Ruger & Co., Inc.	572	38,244
Tupperware Brands Corp.	1,549	49,134
Unifi, Inc.(b)	2,855	42,796
Universal Electronics, Inc.(b)	962	35,652
Vera Bradley, Inc.(b)	4,912	31,142
Vista Outdoor, Inc.(b)	1,866	36,891
Winnebago Industries, Inc.	694	32,583
Wolverine World Wide, Inc.	1,399	37,311
YETI Holdings, Inc.(b)	742	36,714
Zumiez, Inc.(b)	1,274	35,672

		3,307,848

Consumer Staples-3.56%
Andersons, Inc. (The)	2,185	47,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
B&G Foods, Inc.(c)	1,370	$36,387
Calavo Growers, Inc.	571	38,331
Cal-Maine Foods, Inc.(b)	932	35,742
Central Garden & Pet Co.(b)	192	7,480
Central Garden & Pet Co., Class A(b)	781	27,640
Chefs’ Warehouse, Inc. (The)(b)	2,184	29,528
Coca-Cola Consolidated, Inc.	135	30,908
Fresh Del Monte Produce, Inc.	1,516	32,640
Inter Parfums, Inc.	891	36,585
J&J Snack Foods Corp.	269	36,468
John B. Sanfilippo & Son, Inc.	472	34,343
Medifast, Inc.	204	28,660
MGP Ingredients, Inc.	956	40,171
National Beverage Corp.(b)(c)	467	36,561
PriceSmart, Inc.	502	34,638
Seneca Foods Corp., Class A(b)	934	34,418
SpartanNash Co.	2,112	38,882
United Natural Foods, Inc.(b)	2,135	31,107
Universal Corp.	844	33,633
USANA Health Sciences, Inc.(b)	469	35,480
Vector Group Ltd.	3,578	32,882
WD-40 Co.	185	45,025

		784,902

Energy-5.62%
Archrock, Inc.	6,360	37,715
Bonanza Creek Energy, Inc.(b)	1,962	34,747
Bristow Group, Inc.(b)	1,515	31,482
Callon Petroleum Co.(b)(c)	7,193	37,619
CONSOL Energy, Inc.(b)	7,898	29,933
Core Laboratories N.V.	2,056	29,709
DMC Global, Inc.	1,089	38,736
Dorian LPG Ltd.(b)	4,087	33,513
Dril-Quip, Inc.(b)	1,243	32,194
Exterran Corp.(b)	8,930	37,774
Geospace Technologies Corp.(b)	5,856	30,041
Green Plains, Inc.(b)	2,632	39,743
Gulfport Energy Corp.(b)	63,580	16,276
Helix Energy Solutions Group, Inc.(b)	12,004	29,770
Helmerich & Payne, Inc.	2,425	36,060
Laredo Petroleum, Inc.(b)(c)	3,272	26,307
Matador Resources Co.(b)	4,526	31,999
Matrix Service Co.(b)	4,821	36,640
Nabors Industries Ltd.(c)	1,275	36,235
Oceaneering International, Inc.(b)	9,086	37,071
Oil States International, Inc.(b)	10,953	27,273
Par Pacific Holdings, Inc.(b)(c)	4,526	29,147
Patterson-UTI Energy, Inc.	11,454	29,322
PBF Energy, Inc., Class A	5,468	25,536
PDC Energy, Inc.(b)	2,945	35,104
Penn Virginia Corp.(b)(c)	4,037	31,004
ProPetro Holding Corp.(b)	7,067	27,915
QEP Resources, Inc.	37,756	33,980
Range Resources Corp.	5,269	34,670
Renewable Energy Group, Inc.(b)	879	49,576
REX American Resources Corp.(b)	553	40,198
RPC, Inc.(b)	12,125	28,858
SEACOR Holdings, Inc.(b)	1,231	37,706
SM Energy Co.	21,200	34,132
Southwestern Energy Co.(b)	15,493	41,366

	Shares	Value
Energy-(continued)
Talos Energy, Inc.(b)	6,338	$41,704
US Silica Holdings, Inc.	9,959	27,088

		1,238,143

Financials-17.81%
Allegiance Bancshares, Inc.	1,458	41,261
Ambac Financial Group, Inc.(b)	3,082	37,847
American Equity Investment Life Holding Co.	1,591	39,489
Ameris Bancorp	1,544	45,239
AMERISAFE, Inc.	568	33,501
Apollo Commercial Real Estate Finance, Inc.	4,134	35,966
ARMOUR Residential REIT, Inc.	3,685	35,155
Assured Guaranty Ltd.	1,218	31,096
Axos Financial, Inc.(b)	1,530	41,708
Banc of California, Inc.	3,391	40,692
BancFirst Corp.(c)	832	36,982
BankUnited, Inc.	1,573	39,718
Banner Corp.	1,080	39,820
Berkshire Hills Bancorp, Inc.	3,796	49,462
Blucora, Inc.(b)	3,625	36,069
Boston Private Financial Holdings, Inc.	6,428	39,725
Brightsphere Investment Group, Inc.	2,763	38,129
Brookline Bancorp, Inc.	3,949	37,831
Cadence Bancorp	4,177	46,866
Capitol Federal Financial, Inc.	3,127	35,898
Capstead Mortgage Corp.	6,134	31,345
Central Pacific Financial Corp.	2,466	33,957
City Holding Co.	599	36,198
Columbia Banking System, Inc.	1,420	40,342
Community Bank System, Inc.	622	36,070
Customers Bancorp, Inc.(b)	3,044	42,068
CVB Financial Corp.	2,122	37,135
Dime Community Bancshares, Inc.	2,875	36,369
Donnelley Financial Solutions, Inc.(b)	3,351	42,323
Eagle Bancorp, Inc.	1,286	38,477
eHealth, Inc.(b)	505	33,891
Employers Holdings, Inc.	1,176	37,644
Encore Capital Group, Inc.(b)	883	28,194
Enova International, Inc.(b)	2,191	33,632
EZCORP, Inc., Class A(b)	6,959	31,037
FB Financial Corp.	1,366	40,297
First Bancorp	6,509	42,243
First Commonwealth Financial Corp.	4,678	40,324
First Financial Bancorp	2,797	39,997
First Hawaiian, Inc.(c)	2,335	40,302
First Midwest Bancorp, Inc.	3,082	38,679
Flagstar Bancorp, Inc.	1,165	34,193
Granite Point Mortgage Trust, Inc.	5,876	39,604
Great Western Bancorp, Inc.	2,803	36,411
Green Dot Corp., Class A(b)	732	39,030
Greenhill & Co., Inc.	3,026	39,126
Hanmi Financial Corp.	4,051	36,418
HCI Group, Inc.	669	31,430
Heritage Financial Corp.	1,875	39,300
HomeStreet, Inc.	1,350	41,945
Hope Bancorp, Inc.	4,504	36,347
Horace Mann Educators Corp.	1,021	34,622
Independent Bank Corp.	645	36,952
Independent Bank Group, Inc.	796	41,058
Invesco Mortgage Capital, Inc.(c)(e)	13,378	36,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Financials-(continued)
James River Group Holdings Ltd.	769	$35,935
Kinsale Capital Group, Inc.	193	36,182
KKR Real Estate Finance Trust, Inc.	2,014	33,654
Meta Financial Group, Inc.	2,027	59,472
Mr. Cooper Group, Inc.(b)	1,774	37,396
National Bank Holdings Corp., Class A	1,338	40,341
NBT Bancorp, Inc.	1,258	34,444
New York Mortgage Trust, Inc.	14,618	37,130
NMI Holdings, Inc., Class A(b)	1,932	41,519
Northfield Bancorp, Inc.	3,695	37,541
Northwest Bancshares, Inc.	3,638	38,817
OFG Bancorp	2,828	40,695
Old National Bancorp	2,767	38,683
Pacific Premier Bancorp, Inc.	1,686	42,993
Palomar Holdings, Inc.(b)	346	30,853
Park National Corp.	409	37,485
PennyMac Mortgage Investment Trust	2,154	32,245
Piper Sandler Cos	536	44,729
PRA Group, Inc.(b)	875	29,864
Preferred Bank	1,069	36,164
ProAssurance Corp.	2,537	39,146
Provident Financial Services, Inc.	2,830	38,403
Ready Capital Corp.	3,530	39,677
Redwood Trust, Inc.	5,085	43,223
Renasant Corp.	823	23,464
S&T Bancorp, Inc.	1,880	37,205
Safety Insurance Group, Inc.	519	36,330
Seacoast Banking Corp. of Florida(b)	1,943	41,736
ServisFirst Bancshares, Inc.	1,024	37,786
Simmons First National Corp., Class A	2,205	37,463
Southside Bancshares, Inc.	1,389	37,447
Stewart Information Services Corp.	819	34,717
StoneX Group, Inc.(b)	686	36,344
Third Point Reinsurance Ltd. (Bermuda)(b)	4,470	34,777
Tompkins Financial Corp.	598	33,482
Triumph Bancorp, Inc.(b)	1,239	52,199
Trupanion, Inc.(b)	515	36,843
TrustCo Bank Corp.	6,462	35,509
United Community Banks, Inc.	2,076	43,471
United Fire Group, Inc.	1,604	32,946
United Insurance Holdings Corp.	4,808	21,107
Universal Insurance Holdings, Inc.	2,109	26,299
Veritex Holdings, Inc.	2,014	39,736
Virtus Investment Partners, Inc.	268	42,759
Waddell & Reed Financial, Inc., Class A	2,409	36,978
Walker & Dunlop, Inc.	697	43,827
Westamerica Bancorporation	640	33,517
WisdomTree Investments, Inc.	11,086	40,353
World Acceptance Corp.(b)(c)	418	35,108

		3,923,529

Health Care-12.39%
Addus HomeCare Corp.(b)	387	37,760
Allscripts Healthcare Solutions, Inc.(b)	4,184	42,175
AMAG Pharmaceuticals, Inc.(b)(c)	3,966	54,414
AMN Healthcare Services, Inc.(b)	677	44,195
Amphastar Pharmaceuticals, Inc.(b)	1,867	36,575
AngioDynamics, Inc.(b)	3,984	41,195
ANI Pharmaceuticals, Inc.(b)	1,312	33,443
Anika Therapeutics, Inc.(b)	994	32,424

	Shares	Value
Health Care-(continued)
BioTelemetry, Inc.(b)	918	$39,088
Cardiovascular Systems, Inc.(b)	1,064	37,932
Coherus Biosciences, Inc.(b)(c)	1,989	33,157
Community Health Systems, Inc.(b)	8,021	50,051
Computer Programs & Systems, Inc.	1,309	36,508
CONMED Corp.	419	32,669
Corcept Therapeutics, Inc.(b)	2,044	34,298
CorVel Corp.(b)	428	39,042
Covetrus, Inc.(b)	1,867	46,096
Cross Country Healthcare, Inc.(b)	6,057	47,547
CryoLife, Inc.(b)	2,201	36,889
Cutera, Inc.(b)	2,128	40,283
Cytokinetics, Inc.(b)(c)	1,612	24,776
Eagle Pharmaceuticals, Inc.(b)	979	45,543
Enanta Pharmaceuticals, Inc.(b)	782	34,119
Endo International PLC(b)	12,947	59,168
Ensign Group, Inc. (The)	679	39,952
Fulgent Genetics, Inc.(b)(c)	508	16,525
Glaukos Corp.(b)(c)	771	43,114
Hanger, Inc.(b)	2,067	36,110
HealthStream, Inc.(b)	1,805	33,031
Heska Corp.(b)	382	44,820
HMS Holdings Corp.(b)	1,404	37,374
Innoviva, Inc.(b)	3,161	34,170
Inogen, Inc.(b)	1,338	39,083
Integer Holdings Corp.(b)	564	32,966
Invacare Corp.	5,395	43,753
Lannett Co., Inc.(b)	6,520	41,924
Lantheus Holdings, Inc.(b)	2,884	31,320
LeMaitre Vascular, Inc.	1,175	38,164
Luminex Corp.	1,465	32,289
Magellan Health, Inc.(b)	485	35,051
Meridian Bioscience, Inc.(b)	2,391	41,006
Merit Medical Systems, Inc.(b)	824	41,241
Mesa Laboratories, Inc.	147	38,427
Myriad Genetics, Inc.(b)	2,728	33,909
Natus Medical, Inc.(b)	2,046	37,258
NeoGenomics, Inc.(b)	1,026	40,250
NextGen Healthcare, Inc.(b)	2,710	36,856
Omnicell, Inc.(b)	505	43,708
OraSure Technologies, Inc.(b)	3,206	47,898
Orthofix Medical, Inc.(b)	1,283	40,107
Owens & Minor, Inc.	2,309	58,002
Pacira BioSciences, Inc.(b)	629	32,897
Pennant Group, Inc. (The)(b)	1,101	45,868
Phibro Animal Health Corp., Class A	1,999	32,864
Providence Service Corp. (The)(b)	415	48,783
R1 RCM, Inc.(b)	2,242	40,177
RadNet, Inc.(b)	2,315	33,591
REGENXBIO, Inc.(b)	1,342	38,596
Select Medical Holdings Corp.(b)	1,849	38,792
Simulations Plus, Inc.	577	37,401
Spectrum Pharmaceuticals, Inc.(b)	9,225	31,642
Supernus Pharmaceuticals, Inc.(b)	1,703	31,267
SurModics, Inc.(b)	936	34,398
Tabula Rasa HealthCare, Inc.(b)(c)	878	30,326
Tactile Systems Technology, Inc.(b)	1,066	38,994
Tivity Health, Inc.(b)	2,506	34,457
US Physical Therapy, Inc.	398	31,573
Vanda Pharmaceuticals, Inc.(b)	3,722	39,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Health Care-(continued)
Varex Imaging Corp.(b)	3,388	$45,399
Xencor, Inc.(b)	952	36,538
Zynex, Inc.(b)(c)	2,340	29,975

		2,730,981

Industrials-15.10%
AAON, Inc.	642	37,499
AAR Corp.	1,985	38,628
ABM Industries, Inc.	1,003	34,824
Aegion Corp.(b)	2,517	35,515
Aerojet Rocketdyne Holdings, Inc.(b)	901	29,210
AeroVironment, Inc.(b)	567	43,296
Alamo Group, Inc.	337	40,551
Albany International Corp., Class A	706	35,964
Allegiant Travel Co.	273	36,789
American Woodmark Corp.(b)	440	36,348
Apogee Enterprises, Inc.	1,860	44,435
Applied Industrial Technologies, Inc.	632	38,584
ArcBest Corp.	1,117	34,091
Arcosa, Inc.	815	37,629
Astec Industries, Inc.	706	35,865
Atlas Air Worldwide Holdings, Inc.(b)	636	37,626
AZZ, Inc.	1,085	36,445
Barnes Group, Inc.	1,063	39,012
Brady Corp., Class A	799	30,138
Chart Industries, Inc.(b)	537	45,350
CIRCOR International, Inc.(b)	1,343	37,470
Comfort Systems USA, Inc.	717	32,839
Cubic Corp.	850	50,244
Deluxe Corp.	1,388	29,759
DXP Enterprises, Inc.(b)	2,124	33,219
Echo Global Logistics, Inc.(b)	1,349	36,383
Encore Wire Corp.	741	34,242
Enerpac Tool Group Corp.	1,741	31,042
EnPro Industries, Inc.	649	38,304
ESCO Technologies, Inc.	421	35,233
Exponent, Inc.	474	32,986
Federal Signal Corp.	1,162	33,326
Forrester Research, Inc.(b)	1,072	39,600
Forward Air Corp.	627	39,482
Foundation Building Materials, Inc.(b)	2,322	33,808
Franklin Electric Co., Inc.	618	36,913
Gibraltar Industries, Inc.(b)	580	33,321
GMS, Inc.(b)	1,549	35,007
Granite Construction, Inc.	2,080	40,165
Greenbrier Cos., Inc. (The)	1,323	35,695
Griffon Corp.	1,873	40,157
Harsco Corp.(b)	2,747	35,436
Hawaiian Holdings, Inc.	2,586	35,816
Heartland Express, Inc.	1,804	33,031
Heidrick & Struggles International, Inc.	1,642	37,520
Hillenbrand, Inc.	1,223	35,773
Hub Group, Inc., Class A(b)	691	34,640
Insteel Industries, Inc.	2,080	45,261
Interface, Inc.	5,323	32,630
John Bean Technologies Corp.	368	30,901
Kaman Corp.	850	33,711
Kelly Services, Inc., Class A	2,147	37,315
Korn Ferry	1,263	38,130
Lindsay Corp.	373	39,277

	Shares	Value
Industrials-(continued)
Lydall, Inc.(b)	2,080	$41,163
Marten Transport Ltd.	2,040	31,304
Matson, Inc.	935	48,573
Matthews International Corp., Class A	1,554	33,924
Meritor, Inc.(b)	1,546	37,630
Moog, Inc., Class A	607	37,871
Mueller Industries, Inc.	1,267	36,654
MYR Group, Inc.(b)	1,021	43,648
National Presto Industries, Inc.	445	36,975
NOW, Inc.(b)	6,134	24,965
Park Aerospace Corp.	3,243	34,343
PGT Innovations, Inc.(b)	2,019	33,475
Pitney Bowes, Inc.	7,040	37,382
Powell Industries, Inc.	1,406	33,224
Proto Labs, Inc.(b)	244	28,812
Quanex Building Products Corp.	2,065	37,583
Raven Industries, Inc.	1,487	32,595
Resideo Technologies, Inc.(b)	2,879	29,020
Resources Connection, Inc.	3,211	34,486
RR Donnelley & Sons Co.	31,801	37,207
Saia, Inc.(b)	274	40,459
SkyWest, Inc.	1,046	30,365
SPX Corp.(b)	905	38,363
SPX FLOW, Inc.(b)	826	34,981
Standex International Corp.	616	38,247
Team, Inc.(b)	6,176	33,103
Tennant Co.	576	34,341
Titan International, Inc.	11,020	30,305
Triumph Group, Inc.	5,577	36,808
TrueBlue, Inc.(b)	2,244	34,827
UFP Industries, Inc.	652	32,541
UniFirst Corp.	192	31,452
US Ecology, Inc.	1,010	30,825
Veritiv Corp.(b)	2,514	36,202
Viad Corp.	1,685	33,700
Vicor Corp.(b)	443	34,554
Wabash National Corp.	3,269	46,616
Watts Water Technologies, Inc., Class A	370	40,985

		3,325,943

Information Technology-12.99%
3D Systems Corp.(b)(c)	6,945	39,517
8x8, Inc.(b)	2,438	42,129
ADTRAN, Inc.	3,514	37,565
Advanced Energy Industries, Inc.(b)	616	41,561
Agilysys, Inc.(b)	1,492	40,403
Alarm.com Holdings, Inc.(b)	648	37,798
Applied Optoelectronics, Inc.(b)(c)	3,738	32,820
Arlo Technologies, Inc.(b)	6,394	28,517
Axcelis Technologies, Inc.(b)	1,768	39,020
Badger Meter, Inc.	587	43,051
Bel Fuse, Inc., Class B	3,370	39,463
Benchmark Electronics, Inc.	1,824	37,994
Bottomline Technologies (DE), Inc.(b)	873	34,676
Brooks Automation, Inc.	848	39,602
CalAmp Corp.(b)	4,326	30,628
Cardtronics PLC, Class A(b)	1,868	33,269
CEVA, Inc.(b)	975	39,312
Cohu, Inc.	2,252	48,936
Comtech Telecommunications Corp.	2,514	36,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
CSG Systems International, Inc.	932	$35,304
CTS Corp.	1,756	48,536
Daktronics, Inc.	8,383	32,694
Diebold Nixdorf, Inc.(b)	4,751	29,599
Digi International, Inc.(b)	2,436	35,882
Diodes, Inc.(b)	751	43,430
DSP Group, Inc.(b)	2,738	36,059
Ebix, Inc.(c)	1,831	33,068
ePlus, Inc.(b)	496	33,485
EVERTEC, Inc.	1,075	35,776
ExlService Holdings, Inc.(b)	597	45,217
Extreme Networks, Inc.(b)	9,490	38,529
Fabrinet (Thailand)(b)	610	36,612
FARO Technologies, Inc.(b)	646	38,915
FormFactor, Inc.(b)	1,616	45,814
Harmonic, Inc.(b)	6,580	39,085
Ichor Holdings Ltd.(b)	1,822	42,380
Insight Enterprises, Inc.(b)	646	34,464
Itron, Inc.(b)	625	42,469
Knowles Corp.(b)	2,420	34,485
Kulicke & Soffa Industries, Inc. (Singapore)	1,581	41,327
LivePerson, Inc.(b)	733	39,186
ManTech International Corp., Class A	491	31,856
MaxLinear, Inc.(b)	1,652	43,679
Methode Electronics, Inc.	1,283	39,478
MicroStrategy, Inc., Class A(b)	256	42,770
MTS Systems Corp.	1,687	40,960
NETGEAR, Inc.(b)	1,178	36,306
NIC, Inc.	1,766	39,594
OneSpan, Inc.(b)	1,785	39,145
Onto Innovation, Inc.(b)	1,280	41,050
OSI Systems, Inc.(b)	468	36,111
PC Connection, Inc.	827	37,670
PDF Solutions, Inc.(b)	1,946	36,468
Perficient, Inc.(b)	859	33,638
Photronics, Inc.(b)	4,064	39,624
Plantronics, Inc.	3,016	58,872
Plexus Corp.(b)	509	35,396
Power Integrations, Inc.	683	41,123
Progress Software Corp.	1,037	37,716
Rambus, Inc.(b)	2,723	37,550
Rogers Corp.(b)	337	40,851
Sanmina Corp.(b)	1,372	33,532
ScanSource, Inc.(b)	1,945	39,094
SMART Global Holdings, Inc.(b)	1,508	39,796
SPS Commerce, Inc.(b)	488	41,768
Sykes Enterprises, Inc.(b)	1,131	38,725
TTEC Holdings, Inc.	672	36,812
TTM Technologies, Inc.(b)	3,189	37,853
Ultra Clean Holdings, Inc.(b)	1,886	40,153
Unisys Corp.(b)	3,180	41,785
Veeco Instruments, Inc.(b)	3,395	43,218
Viavi Solutions, Inc.(b)	3,142	38,804
Virtusa Corp.(b)	720	36,216
Xperi Holding Corp.	3,189	39,544

		2,861,936

Materials-6.34%
AdvanSix, Inc.(b)	2,959	45,036
Allegheny Technologies, Inc.(b)	4,171	38,415

	Shares	Value
Materials-(continued)
American Vanguard Corp.	2,566	$33,153
Arconic Corp.(b)	1,902	41,349
Balchem Corp.	377	37,681
Boise Cascade Co.	897	34,427
Carpenter Technology Corp.	1,860	32,513
Century Aluminum Co.(b)	3,741	24,616
Clearwater Paper Corp.(b)	1,175	43,651
Cleveland-Cliffs, Inc.(c)	5,962	49,365
Ferro Corp.(b)	2,940	37,808
FutureFuel Corp.	3,189	37,917
GCP Applied Technologies, Inc.(b)	1,587	34,612
Glatfelter Corp.	2,623	37,430
H.B. Fuller Co.	734	33,214
Hawkins, Inc.	738	34,472
Haynes International, Inc.	1,991	32,274
Innospec, Inc.	540	35,716
Kaiser Aluminum Corp.	634	39,898
Koppers Holdings, Inc.(b)	1,632	36,606
Kraton Corp.(b)	2,103	59,515
Livent Corp.(b)	4,171	44,838
Materion Corp.	715	36,601
Mercer International, Inc. (Germany)	5,128	32,255
Myers Industries, Inc.	2,506	35,936
Neenah, Inc.	899	33,829
Olympic Steel, Inc.	3,293	37,573
Quaker Chemical Corp.	195	37,204
Rayonier Advanced Materials, Inc.(b)	8,974	30,781
Schweitzer-Mauduit International, Inc., Class A	1,237	41,068
Stepan Co.	314	36,562
SunCoke Energy, Inc.	10,758	37,545
TimkenSteel Corp.(b)	10,241	39,633
Tredegar Corp.	2,227	32,470
Trinseo S.A.	1,425	45,344
US Concrete, Inc.(b)	1,306	44,352
Warrior Met Coal, Inc.	2,027	30,405

		1,396,064

Real Estate-7.79%
Acadia Realty Trust	3,237	30,201
Agree Realty Corp.	545	33,828
Alexander & Baldwin, Inc.	3,357	43,137
American Assets Trust, Inc.	1,470	30,767
Armada Hoffler Properties, Inc.	3,733	33,634
Brandywine Realty Trust	3,516	30,800
CareTrust REIT, Inc.	1,939	33,157
Chatham Lodging Trust	4,939	36,302
Community Healthcare Trust, Inc.	767	35,512
CoreCivic, Inc.	4,015	25,736
DiamondRock Hospitality Co.	6,840	33,790
Diversified Healthcare Trust	9,798	28,365
Easterly Government Properties, Inc.	1,544	32,270
Essential Properties Realty Trust, Inc.	1,971	32,561
Four Corners Property Trust, Inc.	1,422	36,034
Franklin Street Properties Corp.	8,757	36,779
Getty Realty Corp.	1,310	34,427
Global Net Lease, Inc.	2,110	30,025
Hersha Hospitality Trust	6,124	30,008
Independence Realty Trust, Inc.	3,231	39,257
Industrial Logistics Properties Trust	1,667	31,973
Innovative Industrial Properties, Inc.(c)	298	34,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
Investors Real Estate Trust	535	$36,064
iStar, Inc.	3,019	35,624
Kite Realty Group Trust	3,260	33,774
Lexington Realty Trust	3,289	32,660
LTC Properties, Inc.	990	32,680
Mack-Cali Realty Corp.	2,744	30,157
Marcus & Millichap, Inc.(b)	1,277	39,881
National Storage Affiliates Trust	1,051	35,618
NexPoint Residential Trust, Inc.	878	38,913
Office Properties Income Trust	1,615	29,732
RE/MAX Holdings, Inc., Class A	1,057	34,183
Realogy Holdings Corp.	3,243	36,192
Retail Opportunity Investments Corp.	3,417	33,247
Retail Properties of America, Inc., Class A	5,982	31,346
RPT Realty	6,294	30,778
Safehold, Inc.(c)	622	42,806
Saul Centers, Inc.	1,444	35,739
SITE Centers Corp.	4,808	32,743
St. Joe Co. (The)(b)	1,704	46,076
Summit Hotel Properties, Inc.	6,580	34,742
Tanger Factory Outlet Centers, Inc.(c)	6,580	40,730
Uniti Group, Inc.	3,882	34,239
Universal Health Realty Income Trust	566	30,264
Urstadt Biddle Properties, Inc., Class A	3,902	37,108
Washington Prime Group, Inc.(c)	59,873	35,056
Washington REIT	1,806	31,569
Whitestone REIT	6,144	36,618
Xenia Hotels & Resorts, Inc.	4,235	34,896

		1,716,754

Utilities-1.00%
American States Water Co.	493	36,822
Avista Corp.	1,053	34,981

	Shares	Value
Utilities-(continued)
California Water Service Group	830	$36,993
Chesapeake Utilities Corp.	424	41,217
Northwest Natural Holding Co.	784	34,841
South Jersey Industries, Inc.	1,802	34,725

		219,579

Total Common Stocks & Other Equity Interests (Cost $23,569,977)		22,016,316

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $8,056)	8,056	8,056

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $23,578,033)		22,024,372

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.78%
Invesco Private Government Fund, 0.04%(e)(f)(g)	509,419	509,419
Invesco Private Prime Fund, 0.11%(e)(f)(g)	763,899	764,128

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,273,533)		1,273,547

TOTAL INVESTMENTS IN SECURITIES-105.75% (Cost $24,851,566)		23,297,919
OTHER ASSETS LESS LIABILITIES-(5.75)%		(1,266,954)

NET ASSETS-100.00%		$22,030,965

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$26,232	$21,156	$(10,990)	$8,823	$(9,100)	$36,121	$5,160
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	64,449	(56,393)	-	-	8,056	-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	306,738	(306,738)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Private Government Fund	$1,982,765	$4,784,597	$(6,257,943)	$-	$-	$509,419	$294	*
Invesco Private Prime Fund	-	1,994,316	(1,230,284)	14	82	764,128	245	*

Total	$2,008,997	$7,171,256	$(7,862,348)	$8,837	$(9,018)	$1,317,724	$5,701

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2020

Financials	17.81

Industrials	15.10

Consumer Discretionary	15.01

Information Technology	12.99

Health Care	12.39

Real Estate	7.79

Materials	6.34

Energy	5.62

Consumer Staples	3.56

Sector Types Each Less Than 3%	3.32

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Assets:
Unaffiliated investments in securities, at value(a)	$13,553,546,728	$19,261,475	$281,492,247	$474,966,159
Affiliated investments in securities, at value	125,101,089	19,860	4,360,352	-
Cash	-	96	-	-
Receivable for:
Dividends	12,976,699	26,213	71,698	665,959
Securities lending	29,751	-	848	-
Investments sold	80,501,747	-	-	-
Other assets	5,774	-	1,802	-

Total assets	13,772,161,788	19,307,644	285,926,947	475,632,118

Liabilities:
Due to custodian	2,716	-	23,687	201,648
Payable for:
Investments purchased	-	33,513	-	-
Investments purchased - affiliated broker	-	5,316	-	-
Collateral upon return of securities loaned	85,330,020	-	4,360,352	-
Fund shares repurchased	80,884,117	-	-	-
Accrued unitary management fees	2,359,735	6,866	89,906	172,060

Total liabilities	168,576,588	45,695	4,473,945	373,708

Net Assets	$13,603,585,200	$19,261,949	$281,453,002	$475,258,410

Net assets consist of:
Shares of beneficial interest	$14,213,504,936	$20,515,556	$307,203,270	$516,436,590
Distributable earnings (loss)	(609,919,736)	(1,253,607)	(25,750,268)	(41,178,180)

Net Assets	$13,603,585,200	$19,261,949	$281,453,002	$475,258,410

Shares outstanding (unlimited amount authorized, $0.01 par value)	126,552,663	750,001	2,750,000	3,450,000
Net asset value	$107.49	$25.68	$102.35	$137.76

Market price	$107.33	$25.66	$102.18	$137.58

Unaffiliated investments in securities, at cost	$12,982,861,476	$19,796,001	$276,262,042	$471,391,169

Affiliated investments in securities, at cost	$139,210,668	$19,860	$4,360,352	$-

(a)Includes securities on loan with an aggregate value of:	$85,385,719	$-	$4,462,162	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$39,611,778	$140,876,259	$696,871,113	$361,964,245	$201,833,698	$17,460,659	$1,803,623,256
10,792	2,688,324	148,625	4,658,180	3,047,217	1,104,806	132,443
-	-	-	-	-	-	-

127,897	274,990	386,895	195,145	127,180	12,449	507,703
-	-	-	2,379	2,856	85	-
1,062,712	-	-	-	-	-	10,365,141
-	-	-	-	-	-	-

40,813,179	143,839,573	697,406,633	366,819,949	205,010,951	18,577,999	1,814,628,543

-	40,555	-	-	-	-	-

-	-	-	-	-	-	-
-	-	-	-	-	-	-
3,835	-	-	4,402,330	2,897,270	1,087,316	-
1,063,218	-	-	-	-	-	10,365,492
17,063	50,542	244,910	121,128	66,841	6,275	647,349

1,084,116	91,097	244,910	4,523,458	2,964,111	1,093,591	11,012,841

$39,729,063	$143,748,476	$697,161,723	$362,296,491	$202,046,840	$17,484,408	$1,803,615,702

$246,815,285	$195,845,296	$647,833,579	$367,297,734	$211,644,642	$25,006,827	$1,581,914,740
(207,086,222)	(52,096,820)	49,328,144	(5,001,243)	(9,597,802)	(7,522,419)	221,700,962

$39,729,063	$143,748,476	$697,161,723	$362,296,491	$202,046,840	$17,484,408	$1,803,615,702

1,850,005	3,700,000	3,000,000	2,700,000	1,700,000	700,000	8,700,000
$21.48	$38.85	$232.39	$134.18	$118.85	$24.98	$207.31

$21.44	$38.77	$231.97	$134.01	$118.99	$24.94	$207.48

$97,024,422	$166,908,061	$606,118,427	$361,583,562	$192,910,861	$22,867,625	$1,539,909,163

$10,792	$5,893,271	$148,625	$4,658,157	$3,047,217	$1,104,795	$132,443

$3,725	$-	$-	$4,325,452	$2,832,697	$1,072,935	$-

45

Statements of Assets and Liabilities–(continued)

October 31, 2020

(Unaudited)

	Invesco S&P 500®	Invesco S&P	Invesco S&P
	Equal Weight	MidCap 400®	SmallCap 600®
	Utilities	Equal Weight	Equal Weight
	ETF (RYU)	ETF (EWMC)	ETF (EWSC)
Assets:
Unaffiliated investments in securities, at value(a)	$242,467,621	$70,985,004	$21,980,195
Affiliated investments in securities, at value	52,968	2,195,692	1,317,724
Receivable for:
Dividends	477,815	32,909	10,415
Securities lending	-	1,719	3,923

Total assets	242,998,404	73,215,324	23,312,257

Liabilities:
Payable for:
Collateral upon return of securities loaned	-	2,178,367	1,273,533
Accrued unitary management fees	83,127	24,824	7,759

Total liabilities	83,127	2,203,191	1,281,292

Net Assets	$242,915,277	$71,012,133	$22,030,965

Net assets consist of:
Shares of beneficial interest	$257,770,548	$98,132,640	$43,212,338
Distributable earnings (loss)	(14,855,271)	(27,120,507)	(21,181,373)

Net Assets	$242,915,277	$71,012,133	$22,030,965

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,450,000	1,150,000	450,000
Net asset value	$99.15	$61.75	$48.96

Market price	$99.10	$61.66	$48.58

Unaffiliated investments in securities, at cost	$236,770,345	$72,276,175	$23,505,507

Affiliated investments in securities, at cost	$52,968	$2,195,671	$1,346,059

(a)Includes securities on loan with an aggregate value of:	$-	$2,099,440	$1,199,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

(This Page Intentionally Left Blank)

47

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Investment income:
Unaffiliated dividend income	$124,680,808	$187,126	$559,564	$6,410,263
Affiliated dividend income	721,941	2	8	92
Non-cash dividend income	898,842	3,248	-	-
Securities lending income	829,319	133	10,136	2

Total investment income	127,130,910	190,509	569,708	6,410,357

Expenses:
Unitary management fees	12,599,351	41,324	246,938	1,037,663

Less: Waivers	(3,352)	(10)	(21)	(251)

Net expenses	12,595,999	41,314	246,917	1,037,412

Net investment income	114,534,911	149,195	322,791	5,372,945

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(545,579,501)	(552,898)	(9,198,847)	(19,760,379)
Affiliated investment securities	(2,212,016)	21	222	-
Unaffiliated in-kind redemptions	703,356,503	684,846	-	14,084,282
Affiliated in-kind redemptions	1,246,438	-	-	-

Net realized gain (loss)	156,811,424	131,969	(9,198,625)	(5,676,097)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	999,162,039	2,335,261	24,198,716	22,931,847
Affiliated investment securities	11,638,262	-	-	-

Change in net unrealized appreciation	1,010,800,301	2,335,261	24,198,716	22,931,847

Net realized and unrealized gain (loss)	1,167,611,725	2,467,230	15,000,091	17,255,750

Net increase (decrease) in net assets resulting from operations	$1,282,146,636	$2,616,425	$15,322,882	$22,628,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$1,211,325	$2,355,843	$3,246,538	$1,768,853	$1,783,894	$365,912	$12,415,469
23	72,808	51	34	38	3	183
126,931	-	-	-	-	-	-
106	3	-	32,281	10,480	325	-

1,338,385	2,428,654	3,246,589	1,801,168	1,794,412	366,240	12,415,652

168,882	309,083	1,442,045	522,410	302,509	39,681	3,476,759

(76)	(103)	(137)	(138)	(125)	(10)	(627)

168,806	308,980	1,441,908	522,272	302,384	39,671	3,476,132

1,169,579	2,119,674	1,804,681	1,278,896	1,492,028	326,569	8,939,520

(26,575,165)	(5,751,945)	(4,114,525)	(4,171,211)	(3,992,416)	(1,094,623)	(41,925,466)
-	(281,910)	-	151	35	32	-
(559,426)	4,346,412	35,212,304	20,091,062	1,778,615	238,845	84,853,654
-	139,226	-	-	-	-	-

(27,134,591)	(1,548,217)	31,097,779	15,920,002	(2,213,766)	(855,746)	42,928,188

6,868,486	14,411,224	28,753,453	28,339,114	33,635,482	269,123	160,882,735
-	1,130,000	-	23	-	11	-

6,868,486	15,541,224	28,753,453	28,339,137	33,635,482	269,134	160,882,735

(20,266,105)	13,993,007	59,851,232	44,259,139	31,421,716	(586,612)	203,810,923

$(19,096,526)	$16,112,681	$61,655,913	$45,538,035	$32,913,744	$(260,043)	$212,750,443

49

Statements of Operations–(continued)

For the six months ended October 31, 2020

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RYU)	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Investment income:
Unaffiliated dividend income	$4,118,553	$557,076	$164,151
Affiliated dividend income	68	8	5,162
Securities lending income	-	11,702	28,594
Foreign withholding tax	-	-	(387)

Total investment income	4,118,621	568,786	197,520

Expenses:
Unitary management fees	508,309	132,205	47,059

Less: Waivers	(204)	(36)	(9)

Net expenses	508,105	132,169	47,050

Net investment income	3,610,516	436,617	150,470

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,320,467)	(3,266,746)	(2,133,754)
Affiliated investment securities	-	102	(9,137)
Unaffiliated in-kind redemptions	8,276,668	1,552,098	506,394
Affiliated in-kind redemptions	-	-	119

Net realized gain (loss)	4,956,201	(1,714,546)	(1,636,378)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	12,525,609	10,618,449	4,767,830
Affiliated investment securities	-	21	8,837

Change in net unrealized appreciation	12,525,609	10,618,470	4,776,667

Net realized and unrealized gain	17,481,810	8,903,924	3,140,289

Net increase in net assets resulting from operations	$21,092,326	$9,340,541	$3,290,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

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51

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$114,534,911	$309,950,767	$149,195	$400,738
Net realized gain (loss)	156,811,424	1,272,941,282	131,969	975,375
Change in net unrealized appreciation (depreciation)	1,010,800,301	(3,186,754,059)	2,335,261	(3,522,940)

Net increase (decrease) in net assets resulting from operations	1,282,146,636	(1,603,862,010)	2,616,425	(2,146,827)

Distributions to Shareholders from:
Distributable earnings	(110,279,371)	(312,541,391)	(132,984)	(440,576)

Shareholder Transactions:
Proceeds from shares sold	4,199,052,127	3,047,466,314	2,417,745	30,507,577
Value of shares repurchased	(2,711,204,305)	(6,331,153,320)	(3,819,377)	(32,590,761)

Net increase (decrease) in net assets resulting from share transactions	1,487,847,822	(3,283,687,006)	(1,401,632)	(2,083,184)

Net increase (decrease) in net assets	2,659,715,087	(5,200,090,407)	1,081,809	(4,670,587)

Net assets:
Beginning of period	10,943,870,113	16,143,960,520	18,180,140	22,850,727

End of period	$13,603,585,200	$10,943,870,113	$19,261,949	$18,180,140

Changes in Shares Outstanding:
Shares sold	39,000,000	29,700,000	100,000	1,250,000
Shares repurchased	(26,250,000)	(65,100,000)	(150,000)	(1,350,000)
Shares outstanding, beginning of period	113,802,663	149,202,663	800,001	900,001

Shares outstanding, end of period	126,552,663	113,802,663	750,001	800,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)		Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)		Invesco S&P 500® Equal Weight Energy ETF (RYE)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$322,791	$1,519,729	$5,372,945	$10,964,552	$1,169,579	$3,304,864
(9,198,625)	(2,704,865)	(5,676,097)	13,007,570	(27,134,591)	(26,783,167)
24,198,716	(19,024,903)	22,931,847	(16,601,037)	6,868,486	(26,897,148)

15,322,882	(20,210,039)	22,628,695	7,371,085	(19,096,526)	(50,375,451)

(467,370)	(1,550,444)	(5,204,645)	(11,001,953)	(1,604,711)	(2,824,645)

217,569,059	26,615,647	42,008,914	186,338,692	40,013,679	62,268,471
-	(69,066,174)	(65,254,905)	(133,463,980)	(62,321,910)	(136,152,733)

217,569,059	(42,450,527)	(23,245,991)	52,874,712	(22,308,231)	(73,884,262)

232,424,571	(64,211,010)	(5,821,941)	49,243,844	(43,009,468)	(127,084,358)

49,028,431	113,239,441	481,080,351	431,836,507	82,738,531	209,822,889

$281,453,002	$49,028,431	$475,258,410	$481,080,351	$39,729,063	$82,738,531

2,150,000	250,000	300,000	1,400,000	1,450,000	2,800,000
-	(700,000)	(450,000)	(1,000,000)	(2,550,000)	(3,900,000)
600,000	1,050,000	3,600,000	3,200,000	2,950,005	4,050,005

2,750,000	600,000	3,450,000	3,600,000	1,850,005	2,950,005

53

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco S&P 500® Equal Weight Financials ETF (RYF)		Invesco S&P 500® Equal Weight Health Care ETF (RYH)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$2,119,674	$5,503,409	$1,804,681	$4,645,347
Net realized gain (loss)	(1,548,217)	(8,733,146)	31,097,779	45,086,325
Change in net unrealized appreciation (depreciation)	15,541,224	(45,458,856)	28,753,453	22,689,097

Net increase (decrease) in net assets resulting from operations	16,112,681	(48,688,593)	61,655,913	72,420,769

Distributions to Shareholders from:
Distributable earnings	(2,262,596)	(5,244,535)	(2,070,468)	(4,498,041)

Shareholder Transactions:
Proceeds from shares sold	13,685,707	42,605,129	35,736,666	166,562,893
Value of shares repurchased	(44,989,856)	(118,613,975)	(104,597,664)	(234,893,343)

Net increase (decrease) in net assets resulting from share transactions	(31,304,149)	(76,008,846)	(68,860,998)	(68,330,450)

Net increase (decrease) in net assets	(17,454,064)	(129,941,974)	(9,275,553)	(407,722)

Net assets:
Beginning of period	161,202,540	291,144,514	706,437,276	706,844,998

End of period	$143,748,476	$161,202,540	$697,161,723	$706,437,276

Changes in Shares Outstanding:
Shares sold	350,000	1,000,000	150,000	800,000
Shares repurchased	(1,200,000)	(3,100,000)	(450,000)	(1,150,000)
Shares outstanding, beginning of period	4,550,000	6,650,000	3,300,000	3,650,000

Shares outstanding, end of period	3,700,000	4,550,000	3,000,000	3,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500® Equal Weight Industrials ETF (RGI)		Invesco S&P 500® Equal Weight Materials ETF (RTM)		Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$1,278,896	$3,080,222	$1,492,028	$2,593,541	$326,569	$897,548
15,920,002	(1,665,335)	(2,213,766)	(1,298,742)	(855,746)	3,780,448
28,339,137	(34,742,327)	33,635,482	(15,613,567)	269,134	(6,275,821)

45,538,035	(33,327,440)	32,913,744	(14,318,768)	(260,043)	(1,597,825)

(1,316,027)	(2,991,968)	(1,462,286)	(2,752,568)	(307,491)	(1,372,067)

298,760,322	85,015,280	68,106,410	25,970,282	-	43,819,164
(122,958,392)	(152,173,589)	(5,990,533)	(30,147,010)	(5,032,133)	(54,908,250)

175,801,930	(67,158,309)	62,115,877	(4,176,728)	(5,032,133)	(11,089,086)

220,023,938	(103,477,717)	93,567,335	(21,248,064)	(5,599,667)	(14,058,978)

142,272,553	245,750,270	108,479,505	129,727,569	23,084,075	37,143,053

$362,296,491	$142,272,553	$202,046,840	$108,479,505	$17,484,408	$23,084,075

2,350,000	650,000	600,000	250,000	-	1,450,000
(950,000)	(1,300,000)	(50,000)	(300,000)	(200,000)	(1,800,000)
1,300,000	1,950,000	1,150,000	1,200,000	900,000	1,250,000

2,700,000	1,300,000	1,700,000	1,150,000	700,000	900,000

55

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco S&P 500® Equal Weight Technology ETF (RYT)		Invesco S&P 500® Equal Weight Utilities ETF (RYU)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$8,939,520	$29,257,960	$3,610,516	$10,054,994
Net realized gain (loss)	42,928,188	235,685,916	4,956,201	17,665,122
Change in net unrealized appreciation (depreciation)	160,882,735	(230,914,977)	12,525,609	(40,581,987)

Net increase (decrease) in net assets resulting from operations	212,750,443	34,028,899	21,092,326	(12,861,871)

Distributions to Shareholders from:
Distributable earnings	(13,129,069)	(19,966,122)	(4,112,603)	(9,910,738)

Shareholder Transactions:
Proceeds from shares sold	282,155,774	547,669,971	14,519,622	113,144,978
Value of shares repurchased	(207,504,585)	(821,235,806)	(88,596,723)	(125,858,433)

Net increase (decrease) in net assets resulting from share transactions	74,651,189	(273,565,835)	(74,077,101)	(12,713,455)

Net increase (decrease) in net assets	274,272,563	(259,503,058)	(57,097,378)	(35,486,064)

Net assets:
Beginning of period	1,529,343,139	1,788,846,197	300,012,655	335,498,719

End of period	$1,803,615,702	$1,529,343,139	$242,915,277	$300,012,655

Changes in Shares Outstanding:
Shares sold	1,350,000	3,100,000	150,000	1,100,000
Shares repurchased	(1,000,000)	(4,650,000)	(950,000)	(1,300,000)
Shares outstanding, beginning of period	8,350,000	9,900,000	3,250,000	3,450,000

Shares outstanding, end of period	8,700,000	8,350,000	2,450,000	3,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)		Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$436,617	$1,208,908	$150,470	$353,736
(1,714,546)	624,975	(1,636,378)	(1,328,703)
10,618,470	(17,668,138)	4,776,667	(6,238,771)

9,340,541	(15,834,255)	3,290,759	(7,213,738)

(398,330)	(1,298,102)	(188,385)	(552,771)

12,026,375	9,811,373	-	2,870,092
(3,051,580)	(45,476,840)	(2,387,400)	(10,074,892)

8,974,795	(35,665,467)	(2,387,400)	(7,204,800)

17,917,006	(52,797,824)	714,974	(14,971,309)

53,095,127	105,892,951	21,315,991	36,287,300

$71,012,133	$53,095,127	$22,030,965	$21,315,991

200,000	150,000	-	50,000
(50,000)	(750,000)	(50,000)	(200,000)
1,000,000	1,600,000	500,000	650,000

1,150,000	1,000,000	450,000	500,000

57

Financial Highlights

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$96.17		$108.20	$99.87	$96.58		$81.57	$78.71	$78.08
Net investment income(a)	0.97		2.15	1.78	0.85		1.39	1.31	1.22
Net realized and unrealized gain (loss) on investments	11.27		(11.97)	8.45	3.33		14.85	2.78	0.71
Total from investment operations	12.24		(9.82)	10.23	4.18		16.24	4.09	1.93
Distributions to shareholders from:
Net investment income	(0.92)		(2.21)	(1.90)	(0.89)		(1.23)	(1.23)	(1.30)
Net asset value at end of period	$107.49		$96.17	$108.20	$99.87		$96.58	$81.57	$78.71
Market price at end of period(b)	$107.33		$96.31	$108.22	$99.92
Net Asset Value Total Return(c)	12.78%		(8.98)%	10.45%	4.30%		19.98%	5.24%	2.49%
Market Price Total Return(c)	12.44%		(8.89)%	10.43%	4.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,603,585		$10,943,870	$16,143,961	$14,616,057		$14,226,625	$9,959,671	$9,799,542
Ratio to average net assets of:
Expenses, after Waivers	0.20	%(d)	0.20%	0.20%	0.20	%(d)	0.33%	0.40%	0.40%
Expenses, prior to Waivers	0.20	%(d)	0.20%	0.20%	0.20	%(d)	0.36%	0.40%	0.40%
Net investment income	1.82	%(d)	2.01%	1.74%	1.69	%(d)	1.52%	1.66%	1.53%
Portfolio turnover rate(e)	13%		19%	19%	9%		21%	22%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

					For the Period
	Six Months Ended				November 5, 2018(a)
	October 31,				Through
	2020		Year Ended April 30,		April 30,
	(Unaudited)		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.73		$25.39		$25.00

Net investment income(b)	0.19		0.41	(c)	0.16
Net realized and unrealized gain (loss) on investments	2.93		(2.64)		0.33

Total from investment operations	3.12		(2.23)		0.49

Distributions to shareholders from:
Net investment income	(0.17)		(0.40)		(0.10)
Net realized gains	-		(0.03)		-

Total distributions	(0.17)		(0.43)		(0.10)

Net asset value at end of period	$25.68		$22.73		$25.39

Market price at end of period(d)	$25.66		$22.74		$25.41

Net Asset Value Total Return(e)	13.70%		(8.89)%		2.04	%(f)
Market Price Total Return(e)	13.56%		(8.92)%		2.12	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,262		$18,180		$22,851
Ratio to average net assets of:
Expenses	0.40	%(g)	0.42	%(h)	0.40	%(g)
Net investment income	1.44	%(g)	1.65	%(c)(h)	1.42	%(g)
Portfolio turnover rate(i)	9%		30%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.29 and 1.17%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (November 7, 2018, the first day of trading on the exchange) to April 30, 2019 was 0.08%. The market price total return from Fund Inception to April 30, 2019 was 0.04%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
			2020		2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$81.71		$107.85		$99.15	$91.21		$85.40	$90.26	$82.76
Net investment income(a)	0.26		1.83		1.49	0.68		1.27	1.29	1.15
Net realized and unrealized gain (loss) on investments	20.74		(26.05)		8.80	7.98		5.84	(4.96)	7.39
Total from investment operations	21.00		(24.22)		10.29	8.66		7.11	(3.67)	8.54
Distributions to shareholders from:
Net investment income	(0.36)		(1.92)		(1.59)	(0.72)		(1.30)	(1.19)	(1.04)
Net asset value at end of period	$102.35		$81.71		$107.85	$99.15		$91.21	$85.40	$90.26
Market price at end of period(b)	$102.18		$81.63		$107.86	$99.13
Net Asset Value Total Return(c)	25.75%		(22.56)%		10.58%	9.49%		8.32%	(4.07)%	10.35%
Market Price Total Return(c)	25.66%		(22.64)%		10.61%	9.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$281,453		$49,028		$113,239	$84,279		$72,965	$68,323	$176,001
Ratio to average net assets of:
Expenses	0.40	%(d)	0.41	%(e)	0.40%	0.40	%(d)	0.40%	0.40%	0.40%
Net investment income	0.52	%(d)	1.80	%(e)	1.45%	1.38	%(d)	1.39%	1.49%	1.29%
Portfolio turnover rate(f)	19%		28%		30%	13%		29%	30%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$133.63		$134.95	$122.87	$121.67		$121.52	$111.76	$100.75
Net investment income(a)	1.47		3.19	2.87	1.32		2.30	2.19	2.08
Net realized and unrealized gain (loss) on investments	4.09		(1.34)	12.30	1.14		0.13	9.69	10.86
Total from investment operations	5.56		1.85	15.17	2.46		2.43	11.88	12.94
Distributions to shareholders from:
Net investment income	(1.43)		(3.17)	(3.09)	(1.26)		(2.28)	(2.12)	(1.93)
Net asset value at end of period	$137.76		$133.63	$134.95	$122.87		$121.67	$121.52	$111.76
Market price at end of period(b)	$137.58		$133.58	$134.97	$122.84
Net Asset Value Total Return(c)	4.15%		1.44%	12.63%	1.96%		1.99%	10.63%	12.95%
Market Price Total Return(c)	4.05%		1.37%	12.67%	1.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$475,258		$481,080	$431,837	$417,753		$444,092	$613,661	$530,872
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)	0.40%	0.40%	0.40%
Net investment income	2.07	%(d)	2.32%	2.27%	2.06	%(d)	1.86%	1.81%	1.94%
Portfolio turnover rate(e)	8%		22%	19%	9%		20%	17%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Energy ETF (RYE)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$28.05		$51.81	$60.29	$54.29		$56.90	$54.39	$77.16
Net investment income(a)	0.38		1.09	0.82	0.47		1.28	0.90	1.35
Net realized and unrealized gain (loss) on investments	(6.44)		(23.84)	(8.34)	5.98		(2.50)	2.53	(22.73)
Total from investment operations	(6.06)		(22.75)	(7.52)	6.45		(1.22)	3.43	(21.38)
Distributions to shareholders from:
Net investment income	(0.51)		(1.01)	(0.96)	(0.45)		(1.39)	(0.92)	(1.39)
Net asset value at end of period	$21.48		$28.05	$51.81	$60.29		$54.29	$56.90	$54.39
Market price at end of period(b)	$21.44		$28.06	$51.82	$60.43
Net Asset Value Total Return(c)	(21.93)%		(44.18)%	(12.46)%	11.97%		(2.20)%	6.50%	(27.93)%
Market Price Total Return(c)	(22.10)%		(44.17)%	(12.65)%	12.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,729		$82,739	$209,823	$253,202		$230,747	$199,164	$176,773
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)	0.40%	0.40%	0.40%
Net investment income	2.77	%(d)	2.60%	1.46%	1.69	%(d)	2.22%	1.72%	2.16%
Portfolio turnover rate(e)	19%		34%	31%	10%		34%	41%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$35.43		$43.78	$43.94	$41.93		$31.41	$43.72		$43.27
Net investment income(a)	0.53		0.92	0.78	0.40		0.55	0.81		0.72
Net realized and unrealized gain (loss) on investments	3.45		(8.38)	-	1.91		10.45	1.03		0.58
Total from investment operations	3.98		(7.46)	0.78	2.31		11.00	1.84		1.30
Distributions to shareholders from:
Net investment income	(0.56)		(0.89)	(0.94)	(0.30)		(0.48)	(0.78)		(0.80)
Return of capital	-		-	-	-		-	(13.37	)(b)	(0.05)
Total distributions	(0.56)		(0.89)	(0.94)	(0.30)		(0.48)	(14.15)		(0.85)
Net asset value at end of period	$38.85		$35.43	$43.78	$43.94		$41.93	$31.41		$43.72
Market price at end of period(c)	$38.77		$35.53	$43.79	$43.98
Net Asset Value Total Return(d)	11.28%		(17.09)%	1.98%	5.50%		35.15%	4.33%		3.04%
Market Price Total Return(d)	10.74%		(16.88)%	1.91%	5.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$143,748		$161,203	$291,145	$441,558		$358,496	$114,649		$183,620
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40	%(e)	0.40%	0.40%		0.40%
Net investment income	2.74	%(e)	2.15%	1.86%	1.81	%(e)	1.44%	1.96%		1.64%
Portfolio turnover rate(f)	10%		23%	17%	7%		15%	53%		13%

(a)	Based on average shares outstanding.
(b)	Special distribution.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$214.07		$193.66	$178.78	$175.84		$143.79	$149.97	$137.44
Net investment income(a)	0.58		1.31	1.05	0.44		0.78	0.78	0.75
Net realized and unrealized gain (loss) on investments	18.42		20.36	14.87	2.93		32.02	(6.22)	12.46
Total from investment operations	19.00		21.67	15.92	3.37		32.80	(5.44)	13.21
Distributions to shareholders from:
Net investment income	(0.68)		(1.26)	(1.04)	(0.43)		(0.75)	(0.74)	(0.68)
Net asset value at end of period	$232.39		$214.07	$193.66	$178.78		$175.84	$143.79	$149.97
Market price at end of period(b)	$231.97		$214.39	$193.67	$178.95
Net Asset Value Total Return(c)	8.87%		11.27%	8.91%	1.92%		22.85%	(3.65)%	9.61%
Market Price Total Return(c)	8.52%		11.42%	8.82%	2.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$697,162		$706,437	$706,845	$598,911		$650,617	$474,494	$569,893
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)	0.40%	0.40%	0.40%
Net investment income	0.50	%(d)	0.64%	0.55%	0.49	%(d)	0.48%	0.52%	0.49%
Portfolio turnover rate(e)	12%		23%	23%	12%		24%	28%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$109.44		$126.03	$115.01	$113.29		$90.92	$85.30	$88.18
Net investment income(a)	0.64		1.83	1.53	0.62		1.24	1.40	1.13
Net realized and unrealized gain (loss) on investments	24.78		(16.57)	11.15	1.73		22.50	5.57	(2.69)
Total from investment operations	25.42		(14.74)	12.68	2.35		23.74	6.97	(1.56)
Distributions to shareholders from:
Net investment income	(0.68)		(1.85)	(1.66)	(0.63)		(1.37)	(1.35)	(1.29)
Return of capital	-		-	-	-		-	-	(0.03)
Total distributions	(0.68)		(1.85)	(1.66)	(0.63)		(1.37)	(1.35)	(1.32)
Net asset value at end of period	$134.18		$109.44	$126.03	$115.01		$113.29	$90.92	$85.30
Market price at end of period(b)	$134.01		$109.50	$126.01	$115.03
Net Asset Value Total Return(c)	23.27%		(11.70)%	11.21%	2.05%		26.21%	8.25%	(1.78)%
Market Price Total Return(c)	23.05%		(11.64)%	11.17%	2.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$362,296		$142,273	$245,750	$281,763		$226,584	$127,288	$93,831
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)	0.40%	0.40%	0.40%
Net investment income	0.98	%(d)	1.46%	1.29%	1.05	%(d)	1.18%	1.60%	1.29%
Portfolio turnover rate(e)	10%		23%	28%	7%		18%	23%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Materials ETF (RTM)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$94.33		$108.11	$106.31	$107.79		$84.46	$79.97	$82.38
Net investment income(a)	1.09		2.10	1.79	0.70		1.49	1.29	1.23
Net realized and unrealized gain (loss) on investments	24.54		(13.65)	1.97	(1.50)		23.28	4.49	(2.41)
Total from investment operations	25.63		(11.55)	3.76	(0.80)		24.77	5.78	(1.18)
Distributions to shareholders from:
Net investment income	(1.11)		(2.23)	(1.96)	(0.68)		(1.44)	(1.29)	(1.23)
Net asset value at end of period	$118.85		$94.33	$108.11	$106.31		$107.79	$84.46	$79.97
Market price at end of period(b)	$118.99		$94.49	$108.16	$106.31
Net Asset Value Total Return(c)	27.29%		(10.70)%	3.67%	(0.77)%		29.52%	7.29%	(1.44)%
Market Price Total Return(c)	27.22%		(10.58)%	3.70%	(0.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$202,047		$108,480	$129,728	$180,726		$194,020	$84,463	$55,982
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)	0.40%	0.40%	0.40%
Net investment income	1.97	%(d)	1.99%	1.69%	1.28	%(d)	1.54%	1.57%	1.46%
Portfolio turnover rate(e)	8%		25%	23%	6%		22%	25%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,		For the Period August 13, 2015(a) Through October 31, 2015
			2020		2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$25.65		$29.71		$25.96	$27.29		$25.81	$25.63	$25.31
Net investment income(b)	0.43		0.72		0.69	0.44		0.54	0.70	0.13
Net realized and unrealized gain (loss) on investments	(0.69)		(3.62)		3.97	(1.20)		1.59	(0.08)	0.27
Total from investment operations	(0.26)		(2.90)		4.66	(0.76)		2.13	0.62	0.40
Distributions to shareholders from:
Net investment income	(0.41)		(1.03)		(0.85)	(0.35)		(0.65)	(0.44)	(0.08)
Net realized gains	-		(0.13)		(0.06)	(0.22)		-	-	-
Total distributions	(0.41)		(1.16)		(0.91)	(0.57)		(0.65)	(0.44)	(0.08)
Net asset value at end of period	$24.98		$25.65		$29.71	$25.96		$27.29	$25.81	$25.63
Market price at end of period(c)	$24.94		$25.65		$29.75	$25.96
Net Asset Value Total Return(d)	(1.06)%		(9.59)%		18.35%	(2.93)%		8.33%	2.39%	1.61%
Market Price Total Return(d)	(1.22)%		(9.71)%		18.51%	(2.35)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,484		$23,084		$37,143	$16,873		$24,561	$36,135	$2,563
Ratio to average net assets of:
Expenses	0.40	%(e)	0.41	%(f)	0.40%	0.41	%(e)	0.41%	0.37%	0.40	%(e)
Net investment income	3.29	%(e)	2.37	%(f)	2.46%	3.28	%(e)	2.00%	2.70%	2.49	%(e)
Portfolio turnover rate(g)	10%		15%		14%	2%		24%	10%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Technology ETF (RYT)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
			2020		2019			2017		2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$183.15		$180.69		$150.94	$142.44		$104.67		$93.16	$87.17
Net investment income(a)	1.06		3.15	(b)	1.57	0.56		1.16		1.47	1.09
Net realized and unrealized gain on investments	24.66		1.50		29.78	8.56		37.61		11.48	6.09
Total from investment operations	25.72		4.65		31.35	9.12		38.77		12.95	7.18
Distributions to shareholders from:
Net investment income	(1.56)		(2.19)		(1.60)	(0.62)		(1.00)		(1.44)	(1.12)
Return of capital	-		-		-	-		-		-	(0.07)
Total distributions	(1.56)		(2.19)		(1.60)	(0.62)		(1.00)		(1.44)	(1.19)
Net asset value at end of period	$207.31		$183.15		$180.69	$150.94		$142.44		$104.67	$93.16
Market price at end of period(c)	$207.48		$183.44		$180.66	$151.10
Net Asset Value Total Return(d)	14.06%		2.73%		20.92%	6.40%		37.19%		14.06%	8.30%
Market Price Total Return(d)	13.97%		2.91%		20.77%	6.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,803,616		$1,529,343		$1,788,846	$1,615,066		$1,509,833		$915,879	$740,629
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%		0.40%	0.40	%(e)	0.40%		0.40%	0.40%
Net investment income	1.03	%(e)	1.73	%(b)	0.98%	0.76	%(e)	0.95	%(e)	1.55%	1.20%
Portfolio turnover rate(f)	11%		23%		27%	10%		19%		24%	21%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.92 and 1.06%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,		Six Months Ended April 30, 2018		Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$92.31		$97.25	$84.51	$88.52		$81.10	$73.29	$76.69
Net investment income(a)	1.36		2.77	2.67	1.38		2.54	2.49	2.48
Net realized and unrealized gain (loss) on investments	7.08		(4.99)	12.69	(3.92)		7.44	7.81	(2.97)
Total from investment operations	8.44		(2.22)	15.36	(2.54)		9.98	10.30	(0.49)
Distributions to shareholders from:
Net investment income	(1.60)		(2.72)	(2.62)	(1.47)		(2.56)	(2.49)	(2.91)
Net asset value at end of period	$99.15		$92.31	$97.25	$84.51		$88.52	$81.10	$73.29
Market price at end of period(b)	$99.10		$92.52	$97.23	$84.45
Net Asset Value Total Return(c)	9.28%		(2.28)%	18.54%	(2.88)%		12.51%	14.13%	(0.56)%
Market Price Total Return(c)	8.98%		(2.04)%	18.60%	(2.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$242,915		$300,013	$335,499	$139,434		$168,180	$210,865	$128,258
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)	0.40%	0.40%	0.40%
Net investment income	2.84	%(d)	2.72%	2.96%	3.29	%(d)	3.01%	3.09%	3.30%
Portfolio turnover rate(e)	5%		11%	27%	7%		11%	22%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Financial Highlights–(continued)

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
			2020		2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$53.10		$66.18		$63.30	$62.00		$51.40	$49.09	$50.39
Net investment income(a)	0.40		0.89		0.77	0.42		0.60	0.66	0.62
Net realized and unrealized gain (loss) on investments	8.60		(12.99)		2.96	1.30		10.59	2.30	(1.21)
Total from investment operations	9.00		(12.10)		3.73	1.72		11.19	2.96	(0.59)
Distributions to shareholders from:
Net investment income	(0.35)		(0.98)		(0.85)	(0.42)		(0.59)	(0.65)	(0.67)
Return of capital	-		-		-	-		-	-	(0.04)
Total distributions	(0.35)		(0.98)		(0.85)	(0.42)		(0.59)	(0.65)	(0.71)
Net asset value at end of period	$61.75		$53.10		$66.18	$63.30		$62.00	$51.40	$49.09
Market price at end of period(b)	$61.66		$52.87		$66.19	$63.29
Net Asset Value Total Return(c)	16.99%		(18.24)%		5.96%	2.76%		21.82%	6.08%	(1.19)%
Market Price Total Return(c)	17.33%		(18.60)%		5.99%	2.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$71,012		$53,095		$105,893	$104,438		$114,692	$89,944	$132,532
Ratio to average net assets of:
Expenses	0.40	%(d)	0.41	%(e)	0.40%	0.40	%(d)	0.41%	0.41%	0.41%
Net investment income	1.32	%(d)	1.42	%(e)	1.19%	1.33	%(d)	1.02%	1.35%	1.22%
Portfolio turnover rate(f)	19%		32%		30%	9%		26%	101%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

	Six Months Ended October 31, 2020 (Unaudited)		Years Ended April 30,			Six Months Ended April 30, 2018		Years Ended October 31,
			2020		2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$42.63		$55.83		$54.92	$52.78		$42.47	$41.84	$44.87
Net investment income(a)	0.31		0.62		0.59	0.29		0.47	0.32	0.49
Net realized and unrealized gain (loss) on investments	6.40		(12.84)		0.80	2.15		10.27	0.67	(2.97)
Total from investment operations	6.71		(12.22)		1.39	2.44		10.74	0.99	(2.48)
Distributions to shareholders from:
Net investment income	(0.38)		(0.98)		(0.48)	(0.30)		(0.43)	(0.36)	(0.52)
Return of capital	-		-		-	-		-	-	(0.03)
Total distributions	(0.38)		(0.98)		(0.48)	(0.30)		(0.43)	(0.36)	(0.55)
Net asset value at end of period	$48.96		$42.63		$55.83	$54.92		$52.78	$42.47	$41.84
Market price at end of period(b)	$48.58		$42.39		$55.63	$55.02
Net Asset Value Total Return(c)	15.78%		(22.17)%		2.55%	4.62%		25.32%	2.39%	(5.59)%
Market Price Total Return(c)	15.53%		(22.33)%		2.00%	4.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,031		$21,316		$36,287	$30,208		$31,666	$33,978	$43,930
Ratio to average net assets of:
Expenses	0.40	%(d)	0.42	%(e)	0.40%	0.40	%(d)	0.41%	0.41%	0.41%
Net investment income	1.28	%(d)	1.20	%(e)	1.05%	1.10	%(d)	0.96%	0.80%	1.11%
Portfolio turnover rate(f)	26%		42%		34%	10%		24%	96%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500® Equal Weight ETF (RSP)	“S&P 500® Equal Weight ETF”
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	“S&P 500® Equal Weight Communication Services ETF”
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	“S&P 500® Equal Weight Consumer Discretionary ETF”
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)	“S&P 500® Equal Weight Consumer Staples ETF”
Invesco S&P 500® Equal Weight Energy ETF (RYE)	“S&P 500® Equal Weight Energy ETF”
Invesco S&P 500® Equal Weight Financials ETF (RYF)	“S&P 500® Equal Weight Financials ETF”
Invesco S&P 500® Equal Weight Health Care ETF (RYH)	“S&P 500® Equal Weight Health Care ETF”
Invesco S&P 500® Equal Weight Industrials ETF (RGI)	“S&P 500® Equal Weight Industrials ETF”
Invesco S&P 500® Equal Weight Materials ETF (RTM)	“S&P 500® Equal Weight Materials ETF”
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	“S&P 500® Equal Weight Real Estate ETF”
Invesco S&P 500® Equal Weight Technology ETF (RYT)	“S&P 500® Equal Weight Technology ETF”
Invesco S&P 500® Equal Weight Utilities ETF (RYU)	“S&P 500® Equal Weight Utilities ETF”
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	“S&P MidCap 400® Equal Weight ETF”
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)	“S&P SmallCap 600® Equal Weight ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index
S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Index
S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index
S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index
S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in

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interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations

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in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from the settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

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benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

S&P 500® Equal Weight ETF	0.20%

S&P 500® Equal Weight Communication Services ETF	0.40%

S&P 500® Equal Weight Consumer Discretionary ETF	0.40%

S&P 500® Equal Weight Consumer Staples ETF	0.40%

S&P 500® Equal Weight Energy ETF	0.40%

S&P 500® Equal Weight Financials ETF	0.40%

S&P 500® Equal Weight Health Care ETF	0.40%

S&P 500® Equal Weight Industrials ETF	0.40%

S&P 500® Equal Weight Materials ETF	0.40%

S&P 500® Equal Weight Real Estate ETF	0.40%

S&P 500® Equal Weight Technology ETF	0.40%

S&P 500® Equal Weight Utilities ETF	0.40%

S&P MidCap 400® Equal Weight ETF	0.40%

S&P SmallCap 600® Equal Weight ETF	0.40%

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended October 31, 2020, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Equal Weight ETF	$3,352
S&P 500® Equal Weight Communication Services ETF	10
S&P 500® Equal Weight Consumer Discretionary ETF	21
S&P 500® Equal Weight Consumer Staples ETF	251
S&P 500® Equal Weight Energy ETF	76
S&P 500® Equal Weight Financials ETF	103
S&P 500® Equal Weight Health Care ETF	137
S&P 500® Equal Weight Industrials ETF	138
S&P 500® Equal Weight Materials ETF	125
S&P 500® Equal Weight Real Estate ETF	10
S&P 500® Equal Weight Technology ETF	627
S&P 500® Equal Weight Utilities ETF	204
S&P MidCap 400® Equal Weight ETF	36
S&P SmallCap 600® Equal Weight ETF	9

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser.

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The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

S&P 500® Equal Weight ETF	$167,627
S&P 500® Equal Weight Communication Services ETF	432
S&P 500® Equal Weight Consumer Discretionary ETF	5,259
S&P 500® Equal Weight Consumer Staples ETF	3,914
S&P 500® Equal Weight Energy ETF	6,608
S&P 500® Equal Weight Financials ETF	1,684
S&P 500® Equal Weight Health Care ETF	4,934
S&P 500® Equal Weight Industrials ETF	5,627
S&P 500® Equal Weight Materials ETF	2,292
S&P 500® Equal Weight Real Estate ETF	381
S&P 500® Equal Weight Technology ETF	10,779
S&P 500® Equal Weight Utilities ETF	2,654
S&P MidCap 400® Equal Weight ETF	3,056
S&P SmallCap 600® Equal Weight ETF	5,299

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended October 31, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P 500® Equal Weight ETF	$25,583,247	$3,376,480	$(4,852,406)
S&P 500® Equal Weight Consumer Discretionary ETF	275,190	24,264	(74,545)

S&P 500® Equal Weight Energy ETF	-	175,161	(483,031)

S&P 500® Equal Weight Health Care ETF	9,927,647	756,907	(48,916)

S&P MidCap 400® Equal Weight ETF	-	802,195	(391,053)

S&P SmallCap 600® Equal Weight ETF	90,070	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2020, for each Fund (except for S&P 500® Equal Weight Communication Services ETF, S&P 500® Equal Weight Consumer Staples ETF, S&P 500® Equal Weight Financials ETF, S&P 500® Equal Weight Health Care ETF, S&P 500® Equal Weight Technology ETF and S&P 500® Equal Weight Utilities ETF). As of October 31, 2020, all of the securities in S&P 500® Equal Weight Communication Services ETF, S&P 500® Equal Weight Consumer Staples ETF, S&P 500® Equal Weight Financials ETF, S&P 500® Equal Weight Health Care ETF, S&P 500® Equal Weight Technology ETF and S&P 500® Equal Weight Utilities ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,587,172,331	$-	$-	$13,587,172,331
Money Market Funds	6,144,706	85,330,780	-	91,475,486

Total Investments	$13,593,317,037	$85,330,780	$-	$13,678,647,817

S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$281,492,247	$-	$-	$281,492,247
Money Market Funds	-	4,360,352	-	4,360,352

Total Investments	$281,492,247	$4,360,352	$-	$285,852,599

S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,611,778	$-	$-	$39,611,778
Money Market Funds	6,957	3,835	-	10,792

Total Investments	$39,618,735	$3,835	$-	$39,622,570

S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$361,964,245	$-	$-	$361,964,245
Money Market Funds	255,827	4,402,353	-	4,658,180

Total Investments	$362,220,072	$4,402,353	$-	$366,622,425

S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$201,833,698	$-	$-	$201,833,698
Money Market Funds	149,947	2,897,270	-	3,047,217

Total Investments	$201,983,645	$2,897,270	$-	$204,880,915

S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,460,659	$-	$-	$17,460,659
Money Market Funds	17,479	1,087,327	-	1,104,806

Total Investments	$17,478,138	$1,087,327	$-	$18,565,465

S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$70,985,004	$-	$-	$70,985,004
Money Market Funds	17,304	2,178,388	-	2,195,692

Total Investments	$71,002,308	$2,178,388	$-	$73,180,696

S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,016,316	$-	$-	$22,016,316
Money Market Funds	8,056	1,273,547	-	1,281,603

Total Investments	$22,024,372	$1,273,547	$-	$23,297,919

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NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight ETF	$233,765,669	$1,075,037,337	$1,308,803,006

S&P 500® Equal Weight Communication Services ETF	696,008	38,341	734,349

S&P 500® Equal Weight Consumer Discretionary ETF	2,434,478	18,850,550	21,285,028

S&P 500® Equal Weight Consumer Staples ETF	4,618,579	33,625,006	38,243,585

S&P 500® Equal Weight Energy ETF	27,361,002	93,247,164	120,608,166

S&P 500® Equal Weight Financials ETF	4,727,841	15,929,051	20,656,892

S&P 500® Equal Weight Health Care ETF	6,134,734	62,333,565	68,468,299

S&P 500® Equal Weight Industrials ETF	5,698,284	14,288,880	19,987,164

S&P 500® Equal Weight Materials ETF	2,348,641	12,712,967	15,061,608

S&P 500® Equal Weight Real Estate ETF	-	-	-

S&P 500® Equal Weight Technology ETF	29,954,445	51,796,616	81,751,061

S&P 500® Equal Weight Utilities ETF	9,591,124	15,342,278	24,933,402

S&P MidCap 400® Equal Weight ETF	10,151,511	13,903,498	24,055,009

S&P SmallCap 600® Equal Weight ETF	8,343,612	9,574,513	17,918,125

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Equal Weight ETF	$1,629,558,138	$1,626,466,930

S&P 500® Equal Weight Communication Services ETF	1,832,156	1,828,892

S&P 500® Equal Weight Consumer Discretionary ETF	24,148,620	24,196,532

S&P 500® Equal Weight Consumer Staples ETF	38,239,959	38,332,749

S&P 500® Equal Weight Energy ETF	15,422,976	15,482,604

S&P 500® Equal Weight Financials ETF	15,557,242	15,851,901

S&P 500® Equal Weight Health Care ETF	85,698,989	90,430,503

S&P 500® Equal Weight Industrials ETF	26,284,568	26,493,895

S&P 500® Equal Weight Materials ETF	11,451,937	11,490,541

S&P 500® Equal Weight Real Estate ETF	1,993,450	2,014,658

S&P 500® Equal Weight Technology ETF	183,892,058	188,675,876

S&P 500® Equal Weight Utilities ETF	11,971,518	14,275,734

S&P MidCap 400® Equal Weight ETF	13,008,179	12,370,362

S&P SmallCap 600® Equal Weight ETF	5,948,410	6,005,038

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For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
S&P 500® Equal Weight ETF	$4,187,920,000	$2,703,953,251

S&P 500® Equal Weight Communication Services ETF	2,419,537	3,818,441

S&P 500® Equal Weight Consumer Discretionary ETF	217,530,923	-

S&P 500® Equal Weight Consumer Staples ETF	41,930,156	65,165,421

S&P 500® Equal Weight Energy ETF	39,979,452	62,275,360

S&P 500® Equal Weight Financials ETF	13,489,843	44,693,304

S&P 500® Equal Weight Health Care ETF	35,712,047	100,526,928

S&P 500® Equal Weight Industrials ETF	298,550,651	122,871,203

S&P 500® Equal Weight Materials ETF	68,034,175	5,968,451

S&P 500® Equal Weight Real Estate ETF	-	5,028,521

S&P 500® Equal Weight Technology ETF	280,175,143	204,936,454

S&P 500® Equal Weight Utilities ETF	14,481,778	86,466,181

S&P MidCap 400® Equal Weight ETF	12,009,678	3,651,935

S&P SmallCap 600® Equal Weight ETF	-	2,385,111

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
S&P 500® Equal Weight ETF	$1,746,710,298	$(1,212,859,209)	$533,851,089	$13,144,796,728

S&P 500® Equal Weight Communication Services ETF	1,790,907	(2,466,887)	(675,980)	19,957,315

S&P 500® Equal Weight Consumer Discretionary ETF	12,803,868	(7,948,818)	4,855,050	280,997,549

S&P 500® Equal Weight Consumer Staples ETF	50,670,188	(48,721,417)	1,948,771	473,017,388

S&P 500® Equal Weight Energy ETF	94,194	(59,401,802)	(59,307,608)	98,930,178

S&P 500® Equal Weight Financials ETF	9,315,686	(39,402,767)	(30,087,081)	173,651,664

S&P 500® Equal Weight Health Care ETF	116,699,941	(30,216,425)	86,483,516	610,536,222

S&P 500® Equal Weight Industrials ETF	21,856,480	(22,854,223)	(997,743)	367,620,168

S&P 500® Equal Weight Materials ETF	19,183,913	(11,536,083)	7,647,830	197,233,085

S&P 500® Equal Weight Real Estate ETF	502,644	(6,262,759)	(5,760,115)	24,325,580

S&P 500® Equal Weight Technology ETF	330,607,273	(75,320,746)	255,286,527	1,548,469,172

S&P 500® Equal Weight Utilities ETF	19,983,742	(14,783,397)	5,200,345	237,320,244

S&P MidCap 400® Equal Weight ETF	7,620,737	(9,009,976)	(1,389,239)	74,569,935

S&P SmallCap 600® Equal Weight ETF	3,042,922	(4,631,877)	(1,588,955)	24,886,874

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

82

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Equal Weight ETF (RSP)
Actual	$1,000.00	$1,127.80	0.20%	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
Actual	1,000.00	1,137.00	0.40	2.15
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Actual	1,000.00	1,257.50	0.40	2.28
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Actual	1,000.00	1,041.50	0.40	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Actual	1,000.00	780.70	0.40	1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Actual	1,000.00	1,112.80	0.40	2.13
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

83

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Actual	$1,000.00	$1,088.70	0.40%	$2.11
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Actual	1,000.00	1,232.70	0.40	2.25
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Actual	1,000.00	1,272.90	0.40	2.29
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Actual	1,000.00	989.40	0.40	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Actual	1,000.00	1,140.60	0.40	2.16
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Actual	1,000.00	1,092.80	0.40	2.11
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Actual	1,000.00	1,169.90	0.40	2.19
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Actual	1,000.00	1,157.80	0.40	2.18
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

84

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2020
RPG	Invesco S&P 500® Pure Growth ETF
RPV	Invesco S&P 500® Pure Value ETF
XLG	Invesco S&P 500® Top 50 ETF
RFG	Invesco S&P Midcap 400® Pure Growth ETF

RFV	Invesco S&P Midcap 400® Pure Value ETF

RZG	Invesco S&P SmallCap 600® Pure Growth ETF

RZV	Invesco S&P SmallCap 600® Pure Value ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco S&P 500® Pure Growth ETF (RPG)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-5.91%
Alphabet, Inc., Class A(b)	8,307	$13,425,026
Alphabet, Inc., Class C(b)	8,286	13,431,689
Charter Communications, Inc., Class A(b)	45,299	27,352,442
Facebook, Inc., Class A(b)	161,279	42,434,118
Netflix, Inc.(b)	63,127	30,032,039
Take-Two Interactive Software, Inc.(b)	94,774	14,682,388

		141,357,702

Consumer Discretionary-16.83%
Amazon.com, Inc.(b)	10,071	30,577,067
AutoZone, Inc.(b)	13,006	14,683,514
Booking Holdings, Inc.(b)	5,088	8,255,280
CarMax, Inc.(b)	209,352	18,096,387
Chipotle Mexican Grill, Inc.(b)	27,465	32,998,648
D.R. Horton, Inc.	402,851	26,914,475
Dollar General Corp.	105,918	22,106,146
Domino’s Pizza, Inc	52,812	19,979,836
eBay, Inc.	444,601	21,176,346
Etsy, Inc.(b)	123,176	14,976,970
Garmin Ltd	134,922	14,034,586
Hilton Worldwide Holdings, Inc.	288,780	25,357,772
NVR, Inc.(b)	5,620	22,216,366
O’Reilly Automotive, Inc.(b)	32,083	14,007,438
Pool Corp.	45,371	15,872,137
PulteGroup, Inc.	835,869	34,070,020
Ross Stores, Inc.	111,049	9,458,043
Starbucks Corp.	177,720	15,454,531
Tiffany & Co.	75,892	9,929,709
TJX Cos., Inc. (The)	153,104	7,777,683
Wynn Resorts Ltd.	91,222	6,607,209
Yum! Brands, Inc.	195,190	18,217,083

		402,767,246

Consumer Staples-0.67%
Estee Lauder Cos., Inc. (The), Class A	73,177	16,074,060

Energy-0.79%
ConocoPhillips	348,077	9,961,964
Hess Corp.	237,799	8,850,879

		18,812,843

Financials-5.36%
Cboe Global Markets, Inc.	166,833	13,561,854
MarketAxess Holdings, Inc.	50,079	26,985,069
Moody’s Corp.	67,633	17,780,716
MSCI, Inc.	99,408	34,776,895
S&P Global, Inc.	46,500	15,006,945
Synchrony Financial	803,795	20,110,951

		128,222,430

Health Care-9.71%
Align Technology, Inc.(b)	84,189	35,871,249
Catalent, Inc.(b)	135,951	11,932,419
DexCom, Inc.(b)	94,657	30,250,484
Edwards Lifesciences Corp.(b)	286,370	20,529,865
IDEXX Laboratories, Inc.(b)	42,581	18,089,260
Incyte Corp.(b)	348,790	30,219,166
Intuitive Surgical, Inc.(b)	21,546	14,372,906
ResMed, Inc.	89,877	17,250,991

	Shares	Value
Health Care-(continued)
Thermo Fisher Scientific, Inc.	33,619	$15,905,821
Vertex Pharmaceuticals, Inc.(b)	118,746	24,741,917
West Pharmaceutical Services, Inc.	48,212	13,117,039

		232,281,117

Industrials-12.96%
Allegion PLC	84,173	8,291,040
AMETEK, Inc.	138,521	13,602,762
Cintas Corp.	65,975	20,752,436
Copart, Inc.(b)	292,755	32,308,442
Fortune Brands Home & Security, Inc.	220,283	17,814,286
Kansas City Southern	104,344	18,379,152
L3Harris Technologies, Inc.	97,345	15,683,253
Lockheed Martin Corp.	34,327	12,018,913
Masco Corp.	361,686	19,386,370
Northrop Grumman Corp.	51,667	14,974,130
Old Dominion Freight Line, Inc.	150,648	28,678,860
PACCAR, Inc.	250,396	21,378,810
Roper Technologies, Inc.	26,826	9,961,567
Teledyne Technologies, Inc.(b)	64,326	19,886,383
TransDigm Group, Inc.	48,101	22,963,898
United Rentals, Inc.(b)	191,119	34,074,607

		310,154,909

Information Technology-38.92%
Adobe, Inc.(b)	80,221	35,866,809
Advanced Micro Devices, Inc.(b)	254,233	19,141,203
Analog Devices, Inc.	102,619	12,163,430
ANSYS, Inc.(b)	98,721	30,047,711
Apple, Inc.	304,860	33,187,060
Applied Materials, Inc.	457,015	27,068,998
Arista Networks, Inc.(b)	51,338	10,724,508
Autodesk, Inc.(b)	69,194	16,297,955
Broadcom, Inc.	63,383	22,160,598
Cadence Design Systems, Inc.(b)	279,640	30,584,227
CDW Corp.	150,057	18,396,988
Fiserv, Inc.(b)	171,478	16,371,005
FleetCor Technologies, Inc.(b)	87,670	19,367,180
Fortinet, Inc.(b)	277,784	30,659,020
Intuit, Inc.	42,293	13,308,761
Keysight Technologies, Inc.(b)	167,084	17,522,099
KLA Corp.	152,152	30,001,331
Lam Research Corp.	114,486	39,163,371
Mastercard, Inc., Class A	97,003	27,998,946
Microchip Technology, Inc.	220,960	23,218,477
Micron Technology, Inc.(b)	610,594	30,737,302
Microsoft Corp.	135,741	27,483,480
Motorola Solutions, Inc.	73,076	11,550,393
NVIDIA Corp.	68,415	34,300,544
Paycom Software, Inc.(b)	133,678	48,670,823
PayPal Holdings, Inc.(b)	199,187	37,074,676
Qorvo, Inc.(b)	120,843	15,390,564
QUALCOMM, Inc.	141,911	17,506,141
salesforce.com, inc.(b)	105,468	24,497,052
ServiceNow, Inc.(b)	125,897	62,642,570
Synopsys, Inc.(b)	146,477	31,325,571
Teradyne, Inc.	434,369	38,159,317
Tyler Technologies, Inc.(b)	62,170	23,896,905
Visa, Inc., Class A	120,793	21,949,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Western Union Co. (The)	395,534	$7,689,181
Xerox Holdings Corp.	708,365	12,311,384
Zebra Technologies Corp., Class A(b)	44,770	12,698,563

		931,133,439

Materials-5.12%
Air Products and Chemicals, Inc	49,775	13,749,846
Celanese Corp.	96,997	11,010,130
Dow, Inc.	467,962	21,287,591
FMC Corp.	265,100	27,236,374
Martin Marietta Materials, Inc.	47,687	12,701,432
Sherwin-Williams Co. (The)	33,858	23,293,627
Vulcan Materials Co.	91,737	13,287,187

		122,566,187

	Shares	Value
Real Estate-3.02%
American Tower Corp.	51,630	$11,856,829
CBRE Group, Inc., Class A(b)	459,363	23,151,895
Equinix, Inc.	27,758	20,297,760
SBA Communications Corp., Class A	58,488	16,983,161

		72,289,645

Utilities-0.73%
NRG Energy, Inc.	552,200	17,460,564

TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $2,095,185,486)		2,393,120,142
OTHER ASSETS LESS LIABILITIES-(0.02)%		(392,327)

NET ASSETS-100.00%		$2,392,727,815

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,106,336	$(2,106,336)	$-	$-	$-	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	199,850	7,007,829	(7,207,679)	-	-	-	133
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	825	(825)	-	-	-	-

Total	$199,850	$9,114,990	$(9,314,840)	$-	$-	$-	$139

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Information Technology	38.92

Consumer Discretionary	16.83

Industrials	12.96

Health Care	9.71

Communication Services	5.91

Financials	5.36

Materials	5.12

Real Estate	3.02

Sector Types Each Less Than 3%	2.19

Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-2.78%
AT&T, Inc.	119,676	$3,233,646
DISH Network Corp., Class A(b)	144,160	3,674,638
News Corp., Class A	608,134	7,984,799
News Corp., Class B	190,600	2,481,612

		17,374,695

Consumer Discretionary-16.29%
Best Buy Co., Inc.	56,195	6,268,552
BorgWarner, Inc.	125,735	4,398,210
Carnival Corp.	146,018	2,001,907
Ford Motor Co.	2,032,241	15,709,223
Gap, Inc. (The)	756,189	14,707,876
General Motors Co.	463,906	16,018,674
L Brands, Inc.	330,947	10,593,614
Lennar Corp., Class A	143,892	10,105,535
Mohawk Industries, Inc.(b)	52,667	5,434,708
Norwegian Cruise Line Holdings Ltd.(b)(c)	58,697	976,131
PVH Corp.	94,817	5,526,883
Whirlpool Corp.	55,682	10,298,943

		102,040,256

Consumer Staples-8.14%
Archer-Daniels-Midland Co.	311,725	14,414,164
JM Smucker Co. (The)	40,579	4,552,964
Kraft Heinz Co. (The)	136,051	4,161,800
Kroger Co. (The)	458,278	14,761,134
Molson Coors Beverage Co., Class B	206,688	7,287,819
Walgreens Boots Alliance, Inc.	170,014	5,787,277

		50,965,158

Energy-9.00%
Baker Hughes Co., Class A	720,867	10,647,206
Chevron Corp.	42,080	2,924,560
Concho Resources, Inc.	129,578	5,378,783
Devon Energy Corp.	331,500	2,960,295
Diamondback Energy, Inc.	100,773	2,616,067
Exxon Mobil Corp.	75,341	2,457,624
Halliburton Co.	239,990	2,894,279
HollyFrontier Corp.	224,633	4,157,957
Kinder Morgan, Inc.	185,457	2,206,938
Marathon Oil Corp.	903,382	3,577,393
Marathon Petroleum Corp.	295,422	8,714,949
Occidental Petroleum Corp.	131,549	1,201,042
TechnipFMC PLC (United Kingdom)	369,453	2,043,075
Valero Energy Corp.	119,412	4,610,497

		56,390,665

Financials-33.65%
Aflac, Inc.	93,137	3,162,001
Allstate Corp. (The)	57,851	5,134,276
American International Group, Inc.	251,133	7,908,178
Assurant, Inc.	48,868	6,077,713
Bank of America Corp.	144,813	3,432,068
Bank of New York Mellon Corp. (The)	106,612	3,663,188
Berkshire Hathaway, Inc., Class B(b)	102,632	20,721,401
Capital One Financial Corp.	90,958	6,647,211
Chubb Ltd.	32,656	4,242,341
Citigroup, Inc.	110,286	4,568,046

	Shares	Value
Financials-(continued)
Citizens Financial Group, Inc.	246,657	$6,721,403
Comerica, Inc.	58,701	2,671,483
Everest Re Group Ltd.	21,619	4,260,673
Fifth Third Bancorp	209,943	4,874,876
Franklin Resources, Inc.	177,850	3,334,688
Globe Life, Inc.	32,465	2,632,587
Goldman Sachs Group, Inc. (The)	35,459	6,703,169
Hartford Financial Services Group, Inc. (The)	102,173	3,935,704
Huntington Bancshares, Inc.	251,712	2,627,873
Invesco Ltd., (Acquired 12/19/2018 -10/28/2020; Cost $10,388,492)(d)(e)	626,985	8,219,773
KeyCorp	249,287	3,235,745
Lincoln National Corp.	255,961	8,984,231
Loews Corp.	231,324	8,022,316
M&T Bank Corp.	20,337	2,106,506
MetLife, Inc.	307,296	11,631,154
Morgan Stanley	142,906	6,880,924
People’s United Financial, Inc.	458,575	4,892,995
Principal Financial Group, Inc.	182,717	7,166,161
Prudential Financial, Inc.	174,454	11,168,545
Raymond James Financial, Inc.	36,667	2,802,826
Regions Financial Corp.	401,848	5,344,578
State Street Corp.	63,241	3,724,895
Travelers Cos., Inc. (The)	45,553	5,498,703
Truist Financial Corp.	64,926	2,734,683
Unum Group	551,428	9,738,219
Wells Fargo & Co.	85,357	1,830,908
Zions Bancorporation N.A	106,059	3,422,524

		210,724,565

Health Care-10.53%
AmerisourceBergen Corp.	112,118	10,771,176
Anthem, Inc.	16,906	4,611,957
Centene Corp.(b)	188,562	11,144,014
Cigna Corp.	45,621	7,617,338
CVS Health Corp.	161,127	9,037,613
McKesson Corp.	64,724	9,546,143
Mylan N.V.(b)	586,335	8,525,311
Perrigo Co. PLC	107,335	4,708,787

		65,962,339

Industrials-4.00%
Alaska Air Group, Inc.	65,998	2,500,664
American Airlines Group, Inc.(c)	354,351	3,997,079
Delta Air Lines, Inc.	84,335	2,584,025
FedEx Corp.	32,533	8,441,338
Textron, Inc.	128,430	4,597,794
United Airlines Holdings, Inc.(b)	87,221	2,953,303

		25,074,203

Information Technology-2.05%
DXC Technology Co.	245,727	4,526,291
Hewlett Packard Enterprise Co.	564,167	4,874,403
HP, Inc.	189,928	3,411,107

		12,811,801

Materials-11.12%
Corteva, Inc.	383,942	12,662,407
DuPont de Nemours, Inc.	171,866	9,775,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Materials-(continued)
Eastman Chemical Co.	58,385	$4,719,843
International Paper Co.	95,800	4,191,250
Mosaic Co. (The)	687,555	12,719,768
Newmont Corp.	96,688	6,075,874
Nucor Corp.	128,028	6,114,617
Westrock Co.	356,369	13,381,656

		69,641,153

Real Estate-0.32%
Host Hotels & Resorts, Inc.	188,917	1,979,850

Utilities-1.99%
CenterPoint Energy, Inc.	169,423	3,579,908
Duke Energy Corp.	39,721	3,658,701
Exelon Corp.	131,147	5,231,454

		12,470,063

Total Common Stocks & Other Equity Interests (Cost $809,932,131)		625,434,748

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(f) (Cost $205,332)	205,332	205,332

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $810,137,463)		625,640,080

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Private Government Fund, 0.04%(d)(f)(g)	1,984,120	$1,984,120
Invesco Private Prime Fund, 0.11%(d)(f)(g)	2,975,287	2,976,180

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,960,227)		4,960,300

TOTAL INVESTMENTS IN SECURITIES-100.69% (Cost $815,097,690)		630,600,380
OTHER ASSETS LESS LIABILITIES-(0.69)%		(4,330,311)

NET ASSETS-100.00%		$626,270,069

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2020	Dividend Income
Invesco Ltd.	$4,553,403	$1,928,484	$(831,037)	$2,592,190	$(23,267)	$8,219,773	$182,195
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,465,662	(3,260,330)	-	-	205,332	11
Invesco Premier U.S. Government Money Portfolio, Institutional Class	129,990	7,674,354	(7,804,344)	-	-	-	118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,332,789	26,865,899	(29,214,568)	-	-	1,984,120	891	*
Invesco Private Prime Fund	-	8,453,239	(5,477,420)	73	288	2,976,180	767	*

Total	$9,016,182	$48,387,638	$(46,587,699)	$2,592,263	$(22,979)	$13,385,405	$183,982

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2020

(Unaudited)

(e)	Restricted security. The value of this security at October 31, 2020 represented 1.31% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Financials	33.65

Consumer Discretionary	16.29

Materials	11.12

Health Care	10.53

Energy	9.00

Consumer Staples	8.14

Industrials	4.00

Sector Types Each Less Than 3%	7.14

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-17.74%
Alphabet, Inc., Class A(b)	31,537	$50,967,261
Alphabet, Inc., Class C(b)	30,815	49,951,423
AT&T, Inc.	747,833	20,206,448
Comcast Corp., Class A	478,472	20,210,657
Facebook, Inc., Class A(b)	252,351	66,396,071
Netflix, Inc.(b)	46,288	22,021,053
Verizon Communications, Inc.	434,326	24,752,239
Walt Disney Co. (The)	189,667	22,997,124

		277,502,276

Consumer Discretionary-12.66%
Amazon.com, Inc.(b)	44,687	135,676,435
Home Depot, Inc. (The)	112,984	30,133,963
McDonald’s Corp.	78,101	16,635,513
NIKE,Inc.,Class B	130,661	15,689,773

		198,135,684

Consumer Staples-7.87%
Coca-Cola Co. (The)	405,761	19,500,874
Costco Wholesale Corp.	46,342	16,572,826
PepsiCo, Inc.	145,330	19,371,036
Philip Morris International, Inc.	163,451	11,608,290
Procter & Gamble Co. (The)	261,308	35,825,327
Walmart, Inc.	145,739	20,221,286

		123,099,639

Energy-1.82%
Chevron Corp.	202,134	14,048,313
Exxon Mobil Corp.	443,792	14,476,495

		28,524,808

Financials-6.48%
Bank of America Corp.	800,250	18,965,925
Berkshire Hathaway, Inc., Class B(b)	208,052	42,005,699
Citigroup, Inc.	218,511	9,050,725
JPMorgan Chase & Co.	319,873	31,360,349

		101,382,698

Health Care-13.82%
Abbott Laboratories	185,833	19,532,907
AbbVie, Inc.	185,235	15,763,498
Amgen, Inc.	61,474	13,336,170
Bristol-Myers Squibb Co.	236,571	13,827,575
Eli Lilly and Co.	83,324	10,870,449

	Shares	Value
Health Care-(continued)
Johnson & Johnson	276,338	$37,888,703
Medtronic PLC	141,088	14,189,220
Merck & Co., Inc.	265,467	19,965,773
Pfizer, Inc.	583,245	20,693,533
Thermo Fisher Scientific, Inc.	41,521	19,644,416
UnitedHealth Group, Inc.	99,746	30,436,494

		216,148,738

Industrials-0.81%
Union Pacific Corp.	71,251	12,624,965

Information Technology-37.73%
Accenture PLC, Class A	66,774	14,483,948
Adobe, Inc.(b)	50,345	22,509,249
Apple, Inc.	1,687,977	183,753,176
Broadcom, Inc.	42,213	14,758,931
Cisco Systems, Inc.	444,336	15,951,662
Intel Corp.	446,390	19,766,149
International Business Machines Corp.	93,475	10,437,419
Mastercard, Inc., Class A	92,717	26,761,835
Microsoft Corp.	794,294	160,820,706
NVIDIA Corp.	64,760	32,468,074
Oracle Corp.	202,914	11,385,505
PayPal Holdings, Inc.(b)	123,148	22,921,537
salesforce.com, inc.(b)	95,513	22,184,805
Visa, Inc., Class A	176,962	32,155,765

		590,358,761

Utilities-0.96%
NextEra Energy, Inc.	205,572	15,049,926

Total Common Stocks & Other Equity Interests (Cost $1,172,537,764)		1,562,827,495

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $143,989)	143,989	143,989

TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $1,172,681,753)		1,562,971,484
OTHER ASSETS LESS LIABILITIES-0.10%		1,498,098

NET ASSETS-100.00%		$1,564,469,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)–(continued)

October 31, 2020

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,396,191	$(5,252,202)	$-	$-	$143,989	$16
Invesco Premier U.S. Government Money Portfolio, Institutional Class	314,493	11,550,351	(11,864,844)	-	-	-	184

Total	$314,493	$16,946,542	$(17,117,046)	$-	$-	$143,989	$200

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Information Technology	37.73

Communication Services	17.74

Health Care	13.82

Consumer Discretionary	12.66

Consumer Staples	7.87

Financials	6.48

Sector Types Each Less Than 3%	3.59

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Midcap 400® Pure Growth ETF (RFG)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.15%
Cable One, Inc.	2,170	$3,758,136

Consumer Discretionary-20.50%
Boyd Gaming Corp.	74,187	2,353,212
Caesars Entertainment, Inc.(b)	67,188	3,011,366
Churchill Downs, Inc.(c)	15,282	2,279,310
Deckers Outdoor Corp.(b)	10,849	2,748,811
Dunkin’ Brands Group, Inc.	39,864	3,974,839
Five Below, Inc.(b)	29,639	3,952,064
Fox Factory Holding Corp.(b)	42,660	3,586,853
Gentex Corp.	56,065	1,551,319
Lithia Motors, Inc., Class A	21,799	5,004,396
Marriott Vacations Worldwide Corp.	30,997	2,994,310
Murphy USA, Inc.(b)	35,779	4,375,414
Polaris, Inc.	16,975	1,542,349
RH(b)	28,061	9,406,889
Scientific Games Corp.(b)	127,938	4,078,663
Skechers U.S.A., Inc., Class A(b)	84,459	2,678,195
Tempur Sealy International, Inc.(b)	18,081	1,609,209
TopBuild Corp.(b)	43,134	6,608,560
Wingstop, Inc.	33,318	3,875,883
Wyndham Hotels & Resorts, Inc.	29,268	1,361,255

		66,992,897

Consumer Staples-4.04%
Boston Beer Co., Inc. (The), Class A(b)	7,954	8,265,638
Casey’s General Stores, Inc.	20,957	3,532,721
Sanderson Farms, Inc.	11,008	1,408,694

		13,207,053

Energy-0.58%
WPX Energy, Inc.(b)	410,298	1,891,474

Financials-6.22%
Brown & Brown, Inc.	56,719	2,467,844
Essent Group Ltd.	165,548	6,597,088
LendingTree, Inc.(b)(c)	15,611	5,051,563
Primerica, Inc.	17,198	1,895,907
RenaissanceRe Holdings Ltd. (Bermuda)	26,622	4,305,310

		20,317,712

Health Care-18.65%
Amedisys, Inc.(b)	11,543	2,989,637
Arrowhead Pharmaceuticals, Inc.(b)	82,025	4,700,033
Bio-Techne Corp.	11,822	2,983,991
Charles River Laboratories International, Inc.(b)	13,224	3,011,105
Chemed Corp.	4,455	2,130,916
Exelixis, Inc.(b)	180,401	3,694,613
ICU Medical, Inc.(b)	7,657	1,361,338
LHC Group, Inc.(b)	13,398	2,901,337
Ligand Pharmaceuticals, Inc.(b)(c)	29,747	2,452,640
Masimo Corp.(b)	14,914	3,338,051
Medpace Holdings, Inc.(b)	43,443	4,819,566
Penumbra, Inc.(b)(c)	27,004	7,048,854
PRA Health Sciences, Inc.(b)	24,042	2,342,652
Quidel Corp.(b)	21,474	5,761,259

	Shares	Value
Health Care-(continued)
Repligen Corp.(b)	52,584	$8,758,917
Syneos Health, Inc.(b)	49,585	2,631,972

		60,926,881

Industrials-19.96%
Axon Enterprise, Inc.(b)	69,310	6,854,759
Brink’s Co. (The)	16,563	709,393
Carlisle Cos., Inc.	23,810	2,949,345
Clean Harbors, Inc.(b)	20,526	1,087,262
FTI Consulting, Inc.(b)	31,380	3,089,675
Generac Holdings, Inc.(b)	51,366	10,794,565
Herman Miller, Inc.	38,512	1,173,461
Hexcel Corp.	44,512	1,490,262
Hubbell, Inc.	16,879	2,456,063
Knight-Swift Transportation Holdings, Inc.	86,970	3,303,990
Lincoln Electric Holdings, Inc.	15,848	1,613,643
MasTec, Inc.(b)	83,918	4,165,690
Mercury Systems, Inc.(b)	61,569	4,240,873
Nordson Corp.	10,419	2,015,347
Simpson Manufacturing Co., Inc.	40,325	3,577,634
Tetra Tech, Inc.	32,295	3,258,888
Timken Co. (The)	57,641	3,441,168
Toro Co. (The)	18,347	1,506,289
Trex Co., Inc.(b)	79,152	5,504,230
Woodward, Inc.	25,059	1,993,443

		65,225,980

Information Technology-23.65%
ACI Worldwide, Inc.(b)	38,417	1,120,624
CACI International, Inc., Class A(b)	11,169	2,329,072
CMC Materials, Inc.	29,672	4,219,062
Cognex Corp.	38,697	2,550,132
Coherent, Inc.(b)	15,940	1,994,732
Fair Isaac Corp.(b)	9,633	3,770,838
j2 Global, Inc.(b)	35,014	2,376,750
Jabil, Inc.	122,209	4,050,006
KBR, Inc.	111,146	2,477,444
Lumentum Holdings, Inc.(b)	45,849	3,791,254
Manhattan Associates, Inc.(b)	24,380	2,084,490
MKS Instruments, Inc.	39,588	4,290,943
Monolithic Power Systems, Inc.	15,493	4,951,563
Paylocity Holding Corp.(b)	51,600	9,572,832
Perspecta, Inc.	91,385	1,638,533
Qualys, Inc.(b)	20,184	1,773,165
SolarEdge Technologies, Inc.(b)	64,077	16,512,002
Universal Display Corp.	28,143	5,581,038
WEX, Inc.(b)	17,204	2,177,166

		77,261,646

Materials-3.25%
Eagle Materials, Inc.	15,314	1,305,519
Reliance Steel & Aluminum Co.	30,732	3,349,481
Royal Gold, Inc.	16,372	1,945,157
Scotts Miracle-Gro Co. (The)	26,820	4,024,341

		10,624,498

Real Estate-2.02%
Cousins Properties, Inc.	91,884	2,341,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P Midcap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Real Estate-(continued)
EastGroup Properties, Inc.	10,121	$1,346,903
Rexford Industrial Realty, Inc.	62,876	2,921,219

		6,609,326

Total Common Stocks & Other Equity Interests (Cost $286,812,573)		326,815,603

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $38,992)	38,992	38,992

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $286,851,565)		326,854,595

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.43%
Invesco Private Government Fund, 0.04%(d)(e)(f)	4,486,657	$4,486,657
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,727,967	6,729,986

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,216,632)		11,216,643

TOTAL INVESTMENTS IN SECURITIES-103.46% (Cost $298,068,197)		338,071,238
OTHER ASSETS LESS LIABILITIES-(3.46)%		(11,297,950)

NET ASSETS-100.00%		$326,773,288

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$397,485	$(358,493)	$-	$-	$38,992	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	80,787	5,697,978	(5,778,765)	-	-	-	31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,552,242	44,936,382	(52,001,967)	-	-	4,486,657	1,701	*
Invesco Private Prime Fund	-	16,353,077	(9,623,720)	11	618	6,729,986	1,452	*

Total	$11,633,029	$67,384,922	$(67,762,945)	$11	$618	$11,255,635	$3,186

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P Midcap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Information Technology	23.65

Consumer Discretionary	20.50

Industrials	19.96

Health Care	18.65

Financials	6.22

Consumer Staples	4.04

Materials	3.25

Sector Types Each Less Than 3%	3.75

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P Midcap 400® Pure Value ETF (RFV)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-1.72%
Telephone & Data Systems, Inc.	60,852	$1,034,484

Consumer Discretionary-25.42%
Adient PLC(b)	43,113	914,858
Adtalem Global Education, Inc.(b)	10,766	252,355
American Eagle Outfitters, Inc.	37,123	508,956
AutoNation, Inc.(b)	27,410	1,554,969
Dana, Inc.	84,546	1,182,799
Dick’s Sporting Goods, Inc.	13,828	783,356
Foot Locker, Inc.	18,406	678,813
Goodyear Tire & Rubber Co. (The)	128,452	1,063,583
Graham Holdings Co., Class B	995	378,438
Kohl’s Corp.	57,849	1,231,605
Lear Corp.	8,423	1,017,583
Nordstrom, Inc.(c)	33,772	408,641
Penn National Gaming, Inc.(b)	33,708	1,819,558
Taylor Morrison Home Corp., Class A(b)	45,035	972,756
Thor Industries, Inc.	11,925	1,008,616
TRI Pointe Group, Inc.(b)	60,297	990,680
Urban Outfitters, Inc.(b)	21,593	482,388

		15,249,954

Consumer Staples-3.52%
BJ’s Wholesale Club Holdings, Inc.(b)	31,034	1,188,292
Sprouts Farmers Market, Inc.(b)	24,119	459,467
TreeHouse Foods, Inc.(b)	12,008	466,391

		2,114,150

Energy-7.22%
Antero Midstream Corp.	92,542	530,266
CNX Resources Corp.(b)	182,925	1,774,372
EQT Corp.	89,472	1,354,606
World Fuel Services Corp.	31,842	670,274

		4,329,518

Financials-21.79%
Associated Banc-Corp.	30,441	416,737
Bank OZK	19,545	484,325
Brighthouse Financial, Inc.(b)	41,439	1,371,631
CNO Financial Group, Inc.	67,535	1,198,746
F.N.B. Corp.	60,254	455,520
First Horizon National Corp.	27,990	291,376
Genworth Financial, Inc., Class A(b)	481,209	1,891,151
Hancock Whitney Corp.	12,551	287,041
Janus Henderson Group PLC (United Kingdom)	24,686	599,870
Jefferies Financial Group, Inc.	44,780	873,658
Kemper Corp.	8,006	493,650
Mercury General Corp.	12,551	510,951
Navient Corp.	46,112	369,357
Old Republic International Corp.	29,863	486,170
PacWest Bancorp	17,437	335,488
Pinnacle Financial Partners, Inc.	6,405	293,285
Reinsurance Group of America, Inc.	6,470	653,599
Sterling Bancorp	28,391	379,872
TCF Financial Corp.	7,947	216,238
Texas Capital Bancshares, Inc.(b)	7,217	324,765
Umpqua Holdings Corp.	45,414	570,400

	Shares	Value
Financials-(continued)
Valley National Bancorp	32,603	$249,087
Wintrust Financial Corp.	6,520	320,980

		13,073,897

Health Care-4.81%
Acadia Healthcare Co., Inc.(b)	11,929	425,269
Molina Healthcare, Inc.(b)	3,016	562,394
Patterson Cos., Inc.	64,544	1,605,532
Tenet Healthcare Corp.(b)	11,925	292,639

		2,885,834

Industrials-14.61%
AECOM(b)	20,864	935,542
Avis Budget Group, Inc.(b)	28,763	968,450
Dycom Industries, Inc.(b)	13,789	895,458
JetBlue Airways Corp.(b)	44,713	535,215
KAR Auction Services, Inc.	27,606	401,943
ManpowerGroup, Inc.	13,019	883,600
Regal Beloit Corp.	5,410	533,696
Ryder System, Inc.	30,460	1,500,460
Terex Corp.	26,268	648,557
Trinity Industries, Inc.(c)	25,704	484,263
Univar Solutions, Inc.(b)	32,029	531,361
XPO Logistics, Inc.(b)	5,001	450,090

		8,768,635

Information Technology-8.03%
Alliance Data Systems Corp.	6,553	337,742
Arrow Electronics, Inc.(b)	15,534	1,209,943
Avnet, Inc.	39,543	975,526
II-VI, Inc.(b)	12,697	577,332
NetScout Systems, Inc.(b)	17,319	355,386
SYNNEX Corp.	10,342	1,361,421

		4,817,350

Materials-11.25%
Chemours Co. (The)	34,589	696,622
Commercial Metals Co.	43,267	893,464
Domtar Corp.	39,010	931,559
Greif, Inc., Class A	16,900	685,971
Minerals Technologies, Inc.	9,109	498,171
Olin Corp.	68,794	1,138,541
United States Steel Corp.(c)	154,402	1,491,523
Worthington Industries, Inc.	8,396	413,167

		6,749,018

Real Estate-1.51%
GEO Group, Inc. (The)	44,026	390,070
Park Hotels & Resorts, Inc.	30,009	297,989
Pebblebrook Hotel Trust	18,067	216,443

		904,502

Total Common Stocks & Other Equity Interests (Cost $69,954,109)		59,927,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P Midcap 400® Pure Value ETF (RFV)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $47,818)	47,818	$47,818

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $70,001,927)		59,975,160

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.09%
Invesco Private Government Fund, 0.04%(d)(e)(f)	983,026	983,026

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,474,096	$1,474,539

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,457,565)		2,457,565

TOTAL INVESTMENTS IN SECURITIES-104.05% (Cost $72,459,492)		62,432,725
OTHER ASSETS LESS LIABILITIES-(4.05)%		(2,432,538)

NET ASSETS-100.00%		$60,000,187

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$243,869	$(196,051)	$-	$-	$47,818	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	52,152	1,716,294	(1,768,446)	-	-	-	12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,759,341	17,497,316	(22,273,631)	-	-	983,026	700	*
Invesco Private Prime Fund	-	6,168,579	(4,694,237)	-	197	1,474,539	610	*

Total	$5,811,493	$25,626,058	$(28,932,365)	$-	$197	$2,505,383	$1,323

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P Midcap 400® Pure Value ETF (RFV)–(continued)

October 31, 2020

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Consumer Discretionary	25.42
Financials	21.79
Industrials	14.61
Materials	11.25
Information Technology	8.03
Energy	7.22
Health Care	4.81
Consumer Staples	3.52
Sector Types Each Less Than 3%	3.23
Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.89%
Cogent Communications Holdings, Inc.	7,234	$403,657
Glu Mobile, Inc.(b)	78,009	558,545
QuinStreet, Inc.(b)	30,817	493,226
TechTarget, Inc.(b)	33,778	1,479,476

		2,934,904

Consumer Discretionary-18.01%
Boot Barn Holdings, Inc.(b)	18,881	604,570
Callaway Golf Co.	51,874	803,528
Cavco Industries, Inc.(b)	2,746	472,696
Chuy’s Holdings, Inc.(b)	21,259	446,226
Crocs, Inc.(b)	10,488	548,837
Installed Building Products, Inc.(b)	19,968	1,807,903
LCI Industries	7,750	849,865
LGI Homes, Inc.(b)	20,116	2,149,998
M.D.C. Holdings, Inc.	23,793	1,035,471
Patrick Industries, Inc.	22,317	1,244,173
Rent-A-Center, Inc.	52,105	1,610,044
Shake Shack, Inc., Class A(b)(c)	11,061	746,839
Shutterstock, Inc.	7,666	501,740
Sleep Number Corp.(b)	24,910	1,578,298
Steven Madden Ltd.	15,458	371,147
Universal Electronics, Inc.(b)	9,573	354,775
Winnebago Industries, Inc.	28,248	1,326,244
YETI Holdings, Inc.(b)	23,832	1,179,207
Zumiez, Inc.(b)	23,575	660,100

		18,291,661

Consumer Staples-1.73%
Coca-Cola Consolidated, Inc.	3,124	715,240
Inter Parfums, Inc.	6,672	273,952
John B. Sanfilippo & Son, Inc.	3,756	273,287
Medifast, Inc.	3,510	493,120

		1,755,599

Energy-3.58%
DMC Global, Inc.	27,232	968,642
Geospace Technologies Corp.(b)	52,929	271,526
Helix Energy Solutions Group, Inc.(b)	115,406	286,207
Matador Resources Co.(b)	108,297	765,660
Par Pacific Holdings, Inc.(b)	73,122	470,905
Penn Virginia Corp.(b)(c)	46,307	355,638
Talos Energy, Inc.(b)	79,474	522,939

		3,641,517

Financials-12.07%
eHealth, Inc.(b)	10,359	695,192
Enova International, Inc.(b)	38,074	584,436
Granite Point Mortgage Trust, Inc.	47,862	322,590
Kinsale Capital Group, Inc.	15,011	2,814,112
Meta Financial Group, Inc.	35,921	1,053,922
NMI Holdings, Inc., Class A(b)	46,336	995,761
Palomar Holdings, Inc.(b)	10,422	929,330
PennyMac Mortgage Investment Trust	47,911	717,228
Preferred Bank	11,012	372,536
ServisFirst Bancshares, Inc.	10,029	370,070
Trupanion, Inc.(b)	11,680	835,587

	Shares	Value
Financials-(continued)
Virtus Investment Partners, Inc.	9,895	$1,578,747
Walker & Dunlop, Inc.	15,759	990,926

		12,260,437

Health Care-15.44%
Addus HomeCare Corp.(b)	6,037	589,030
ANI Pharmaceuticals, Inc.(b)	15,331	390,787
Anika Therapeutics, Inc.(b)	10,090	329,136
Cardiovascular Systems, Inc.(b)	21,110	752,572
CONMED Corp.	6,265	488,482
Corcept Therapeutics, Inc.(b)	57,140	958,809
CorVel Corp.(b)	4,161	379,566
Cutera, Inc.(b)	23,217	439,498
Eagle Pharmaceuticals, Inc.(b)	16,426	764,138
Enanta Pharmaceuticals, Inc.(b)	8,241	359,555
Fulgent Genetics, Inc.(b)(c)	25,641	834,102
Glaukos Corp.(b)(c)	13,057	730,147
Hanger, Inc.(b)	38,122	665,991
Innoviva, Inc.(b)	73,540	794,967
LeMaitre Vascular, Inc.	13,829	449,166
NeoGenomics, Inc.(b)	34,850	1,367,166
Pennant Group, Inc. (The)(b)	26,483	1,103,282
R1 RCM, Inc.(b)	69,436	1,244,293
RadNet, Inc.(b)	36,788	533,794
REGENXBIO, Inc.(b)	8,488	244,115
Simulations Plus, Inc.	23,529	1,525,150
Zynex, Inc.(b)(c)	57,467	736,152

		15,679,898

Industrials-14.71%
AAON, Inc.	8,702	508,284
Aerojet Rocketdyne Holdings, Inc.(b)	12,772	414,068
Alamo Group, Inc.	5,197	625,355
Albany International Corp., Class A	6,323	322,094
Allegiant Travel Co.	3,410	459,532
American Woodmark Corp.(b)	11,151	921,184
CIRCOR International, Inc.(b)	17,089	476,783
ESCO Technologies, Inc.	7,325	613,029
Exponent, Inc.	7,326	509,816
Federal Signal Corp.	37,594	1,078,196
Forward Air Corp.	8,201	516,417
Franklin Electric Co., Inc.	10,450	624,179
Griffon Corp.	53,627	1,149,763
John Bean Technologies Corp.	6,407	537,996
RR Donnelley & Sons Co.	212,675	248,830
Saia, Inc.(b)	10,379	1,532,563
SPX Corp.(b)	9,257	392,404
SPX FLOW, Inc.(b)	11,656	493,632
Tennant Co.	6,893	410,961
Triumph Group, Inc.	49,524	326,858
UFP Industries, Inc.	20,562	1,026,249
UniFirst Corp.	2,978	487,826
Vicor Corp.(b)	8,953	698,334
Watts Water Technologies, Inc., Class A	5,111	566,145

		14,940,498

Information Technology-22.05%
3D Systems Corp.(b)(c)	58,931	335,317
8x8, Inc.(b)	19,050	329,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Information Technology-(continued)
Advanced Energy Industries, Inc.(b)	11,799	$796,079
Agilysys, Inc.(b)	24,623	666,791
Alarm.com Holdings, Inc.(b)	14,055	819,828
Brooks Automation, Inc.	32,485	1,517,049
Comtech Telecommunications Corp.	18,173	261,691
CSG Systems International, Inc.	13,092	495,925
Diebold Nixdorf, Inc.(b)(c)	78,650	489,989
Digi International, Inc.(b)	34,233	504,252
Diodes, Inc.(b)	14,824	857,272
EVERTEC, Inc.	13,111	436,334
ExlService Holdings, Inc.(b)	7,547	571,610
Extreme Networks, Inc.(b)	94,224	382,549
Fabrinet (Thailand)(b)	8,929	535,919
FormFactor, Inc.(b)	38,368	1,087,733
Harmonic, Inc.(b)	69,331	411,826
Ichor Holdings Ltd.(b)	34,308	798,004
Itron, Inc.(b)	7,986	542,649
LivePerson, Inc.(b)	14,371	768,274
ManTech International Corp., Class A	7,983	517,937
NIC, Inc.	24,346	545,837
OSI Systems, Inc.(b)	9,712	749,378
Perficient, Inc.(b)	16,751	655,969
Plexus Corp.(b)	7,622	530,034
Power Integrations, Inc.	9,948	598,969
Progress Software Corp.	7,695	279,867
Rogers Corp.(b)	2,703	327,658
SPS Commerce, Inc.(b)	13,623	1,165,993
TTEC Holdings, Inc.	20,793	1,139,041
Ultra Clean Holdings, Inc.(b)	60,428	1,286,512
Viavi Solutions, Inc.(b)	55,430	684,560
Virtusa Corp.(b)	14,575	733,122
Xperi Holding Corp.	46,839	580,804

		22,403,956

Materials-1.76%
Innospec, Inc.	10,589	700,356
Koppers Holdings, Inc.(b)	27,518	617,229
Schweitzer-Mauduit International, Inc., Class A	14,239	472,735

		1,790,320

	Shares	Value
Real Estate-7.72%
Agree Realty Corp.	4,926	$305,757
Community Healthcare Trust, Inc.	18,992	879,330
Essential Properties Realty Trust, Inc.	57,206	945,043
Innovative Industrial Properties, Inc.(c)	20,715	2,415,990
Safehold, Inc.(c)	34,751	2,391,564
St. Joe Co. (The)(b)	24,158	653,232
Universal Health Realty Income Trust	4,657	249,010

		7,839,926

Total Common Stocks & Other Equity Interests (Cost $111,478,298)		101,538,716

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $57,124)	57,124	57,124

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $111,535,422)		101,595,840

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.57%
Invesco Private Government Fund, 0.04%(d)(e)(f)	1,858,376	1,858,376
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,786,728	2,787,564

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,645,940)		4,645,940

TOTAL INVESTMENTS IN SECURITIES-104.59% (Cost $116,181,362)		106,241,780
OTHER ASSETS LESS LIABILITIES-(4.59)%		(4,660,955)

NET ASSETS-100.00%		$101,580,825

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$279,897	$(222,773)	$-	$-	$57,124	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	486,350	(486,350)	-	-	-	9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,849,089	$24,685,410	$(26,676,123)	$-	$-	$1,858,376	$869	*
Invesco Private Prime Fund	-	9,872,519	(7,085,265)	-	310	2,787,564	835	*

Total	$3,849,089	$35,324,176	$(34,470,511)	$-	$310	$4,703,064	$1,714

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020
Information Technology	22.05
Consumer Discretionary	18.01
Health Care	15.44
Industrials	14.71
Financials	12.07
Real Estate	7.72
Energy	3.58
Sector Types Each Less Than 3%	6.38
Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

October 31, 2020

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.74%
Consolidated Communications Holdings, Inc.(b)	382,868	$1,787,994
Gannett Co., Inc.	263,188	302,666
Meredith Corp.	30,126	331,386
Scholastic Corp.	12,530	247,593
Spok Holdings, Inc.	34,327	311,689

		2,981,328

Consumer Discretionary-28.82%
Abercrombie & Fitch Co., Class A	83,647	1,189,460
American Axle & Manufacturing Holdings, Inc.(b)	87,549	588,329
Barnes & Noble Education, Inc.(b)	294,903	678,277
Bed Bath & Beyond, Inc.(c)	75,747	1,499,791
Big Lots, Inc.	46,903	2,232,583
Caleres, Inc.	46,621	358,049
Capri Holdings Ltd.(b)	14,489	307,457
Cato Corp. (The), Class A	32,942	201,605
Chico’s FAS, Inc.	300,789	321,844
Conn’s, Inc.(b)	78,134	732,116
Cooper Tire & Rubber Co.	22,624	778,039
Cooper-Standard Holdings, Inc.(b)	64,507	1,012,115
Core-Mark Holding Co., Inc.	34,181	934,850
Designer Brands, Inc., Class A	50,205	217,388
Ethan Allen Interiors, Inc.	29,364	471,292
Fossil Group, Inc.(b)	221,404	1,264,217
GameStop Corp., Class A(b)(c)	88,308	924,585
Genesco, Inc.(b)	29,701	526,302
G-III Apparel Group Ltd.(b)	29,247	394,250
Group 1 Automotive, Inc.	10,382	1,101,322
Haverty Furniture Cos., Inc., (Acquired 11/30/2018 - 08/28/2020; Cost $541,935)(d)	28,177	704,988
Lumber Liquidators Holdings, Inc.(b)	41,516	918,334
Macy’s, Inc.(c)	232,408	1,443,254
MarineMax, Inc.(b)	93,982	2,817,580
Michaels Cos., Inc. (The)(b)(c)	80,908	656,164
Movado Group, Inc.	47,326	516,327
ODP Corp. (The)	73,488	1,433,016
Red Robin Gourmet Burgers, Inc.(b)(c)	47,714	574,476
Shoe Carnival, Inc.(c)	14,204	440,040
Signet Jewelers Ltd.	47,207	1,051,772
Sonic Automotive, Inc., Class A	33,379	1,203,647
Tupperware Brands Corp.	72,443	2,297,892
Unifi, Inc.(b)	20,763	311,237
Vera Bradley, Inc.(b)	29,083	184,386
Vista Outdoor, Inc.(b)	53,662	1,060,898

		31,347,882

Consumer Staples-8.20%
Andersons, Inc. (The)	72,412	1,570,616
B&G Foods, Inc.(c)	32,862	872,815
Central Garden & Pet Co.(b)	3,589	139,827
Central Garden & Pet Co., Class A(b)	14,708	520,516
Fresh Del Monte Produce, Inc.	38,590	830,843
Seneca Foods Corp., Class A(b)	34,661	1,277,258
SpartanNash Co.	116,105	2,137,493

	Shares	Value
Consumer Staples-(continued)
United Natural Foods, Inc.(b)	69,072	$1,006,379
Universal Corp.	14,197	565,751

		8,921,498

Energy-12.82%
Bonanza Creek Energy, Inc.(b)	42,600	754,446
Bristow Group, Inc.(b)	23,424	486,751
CONSOL Energy, Inc.(b)	134,132	508,360
Exterran Corp.(b)	191,436	809,774
Green Plains, Inc.(b)	102,351	1,545,500
Gulfport Energy Corp.(b)	671,165	171,818
Helmerich & Payne, Inc.	19,060	283,422
Laredo Petroleum, Inc.(b)(c)	22,173	178,271
Matrix Service Co.(b)	36,165	274,854
Nabors Industries Ltd.(c)	4,036	114,703
Oceaneering International, Inc.(b)	27,261	111,225
Oil States International, Inc.(b)	36,360	90,537
Patterson-UTI Energy, Inc.	97,547	249,720
PBF Energy, Inc., Class A	136,976	639,678
ProPetro Holding Corp.(b)	126,926	501,358
Range Resources Corp.	119,692	787,573
Renewable Energy Group, Inc.(b)	58,739	3,312,880
RPC, Inc.(b)	133,987	318,889
SM Energy Co.	119,747	192,793
Southwestern Energy Co.(b)	891,548	2,380,433
US Silica Holdings, Inc.	86,894	236,352

		13,949,337

Financials-9.32%
American Equity Investment Life Holding Co.	22,371	555,248
Assured Guaranty Ltd.	29,655	757,092
Berkshire Hills Bancorp, Inc.	10,691	139,304
Cadence BanCorp	29,923	335,736
Customers Bancorp, Inc.(b)	18,555	256,430
Donnelley Financial Solutions, Inc.(b)	92,045	1,162,528
Encore Capital Group, Inc.(b)	12,859	410,588
EZCORP, Inc., Class A(b)	245,834	1,096,420
Green Dot Corp., Class A(b)	14,283	761,570
Hope Bancorp, Inc.	27,511	222,014
Horace Mann Educators Corp.	7,779	263,786
Pacific Premier Bancorp, Inc.	9,711	247,630
Ready Capital Corp.	22,915	257,565
Renasant Corp.	20,953	597,370
Simmons First National Corp., Class A	12,705	215,858
Stewart Information Services Corp.	15,358	651,026
StoneX Group, Inc.(b)	30,632	1,622,883
Third Point Reinsurance Ltd. (Bermuda)(b)	35,586	276,859
United Fire Group, Inc.	7,462	153,269
United Insurance Holdings Corp.	34,283	150,502

		10,133,678

Health Care-3.42%
Invacare Corp.	118,229	958,837
Lannett Co., Inc.(b)	80,609	518,316
Magellan Health, Inc.(b)	13,215	955,048
Owens & Minor, Inc.	51,384	1,290,766

		3,722,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2020

(Unaudited)

	Shares	Value
Industrials-19.20%
ABM Industries, Inc.	17,906	$621,696
Aegion Corp.(b)	16,002	225,788
ArcBest Corp.	54,167	1,653,177
Arcosa, Inc.	10,486	484,138
Atlas Air Worldwide Holdings, Inc.(b)	67,242	3,978,037
DXP Enterprises, Inc.(b)	9,609	150,285
Echo Global Logistics, Inc.(b)	57,434	1,548,995
Granite Construction, Inc.	36,601	706,765
Greenbrier Cos., Inc. (The)	60,663	1,636,688
Hawaiian Holdings, Inc.	24,005	332,469
Hub Group, Inc., Class A(b)	12,321	617,652
Kelly Services, Inc., Class A	82,194	1,428,532
Lydall, Inc.(b)	63,760	1,261,810
NOW, Inc.(b)	119,103	484,749
Pitney Bowes, Inc.	116,670	619,518
Resideo Technologies, Inc.(b)	151,967	1,531,827
Team, Inc.(b)	48,369	259,258
Titan International, Inc.	363,825	1,000,519
TrueBlue, Inc.(b)	38,140	591,933
Veritiv Corp.(b)	68,422	985,277
Wabash National Corp.	53,407	761,584

		20,880,697

Information Technology-4.32%
Applied Optoelectronics, Inc.(b)(c)	31,464	276,254
Bel Fuse, Inc., Class B	45,453	532,255
Daktronics, Inc.	91,512	356,897
NETGEAR, Inc.(b)	16,830	518,700
Photronics, Inc.(b)	23,081	225,040
Sanmina Corp.(b)	35,855	876,296
ScanSource, Inc.(b)	38,670	777,267
TTM Technologies, Inc.(b)	54,442	646,226
Unisys Corp.(b)	37,392	491,331

		4,700,266

Materials-8.27%
AdvanSix, Inc.(b)	44,157	672,070
Boise Cascade Co.	19,107	733,327
Century Aluminum Co.(b)	116,204	764,622
Clearwater Paper Corp.(b)	21,394	794,787

	Shares	Value
Materials-(continued)
Kraton Corp.(b)	54,491	$1,542,095
Olympic Steel, Inc.	94,522	1,078,496
Rayonier Advanced Materials, Inc.(b)	332,659	1,141,020
SunCoke Energy, Inc.	118,397	413,206
TimkenSteel Corp.(b)	175,513	679,235
Trinseo S.A	15,737	500,751
US Concrete, Inc.(b)	10,778	366,021
Warrior Met Coal, Inc.	20,884	313,260

		8,998,890

Real Estate-2.84%
CoreCivic, Inc.	56,059	359,338
Diversified Healthcare Trust	134,892	390,513
Hersha Hospitality Trust	44,623	218,653
iStar, Inc.	52,935	624,633
Realogy Holdings Corp.(b)	134,083	1,496,366

		3,089,503

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $131,271,728)		108,726,046

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.15%
Invesco Private Government Fund, 0.04%(e)(f)(g)	2,675,349	2,675,349
Invesco Private Prime Fund, 0.11%(e)(f)(g)	4,011,820	4,013,024

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,688,321)		6,688,373

TOTAL INVESTMENTS IN SECURITIES-106.10% (Cost $137,960,049)		115,414,419
OTHER ASSETS LESS LIABILITIES-(6.10)%		(6,639,100)

NET ASSETS-100.00%		$108,775,319

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2020.
(d)	Restricted security. The value of this security at October 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$209,142	$(209,142)	$-	$-	$-	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,089	1,173,667	(1,177,756)	-	-	-	6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2020

(Unaudited)

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,744,801	$18,500,072	$(24,569,524)	$-	$-	$2,675,349	$1,231	*
Invesco Private Prime Fund	-	9,513,321	(5,500,724)	52	375	4,013,024	1,101	*

Total	$8,748,890	$29,396,202	$(31,457,146)	$52	$375	$6,688,373	$2,338

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2020

Consumer Discretionary	28.82

Industrials	19.20

Energy	12.82

Financials	9.32

Materials	8.27

Consumer Staples	8.20

Information Technology	4.32

Health Care	3.42

Sector Types Each Less Than 3%	5.58

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$2,393,120,142	$617,214,975	$1,562,827,495
Affiliated investments in securities, at value.	-	13,385,405	143,989
Receivable for:
Dividends	713,417	813,985	1,775,990
Securities lending	-	2,290	-
Foreign tax reclaims	-	-	-
Other assets	-	1,741	-

Total assets	2,393,833,559	631,418,396	1,564,747,474

Liabilities:
Due to custodian	351,881	-	-
Payable for:
Collateral upon return of securities loaned	-	4,960,227	-
Accrued unitary management fees	753,863	188,100	277,892

Total liabilities	1,105,744	5,148,327	277,892

Net Assets	$2,392,727,815	$626,270,069	$1,564,469,582

Net assets consist of:
Shares of beneficial interest	$2,379,704,344	$1,101,248,550	$1,214,648,284
Distributable earnings (loss)	13,023,471	(474,978,481)	349,821,298

Net Assets	$2,392,727,815	$626,270,069	$1,564,469,582

Shares outstanding (unlimited amount authorized, $0.01 par value)	17,200,299	12,552,836	6,200,785
Net asset value	$139.11	$49.89	$252.30

Market price	$138.83	$49.81	$252.57

Unaffiliated investments in securities, at cost	$2,095,185,486	$799,543,639	$1,172,537,764

Affiliated investments in securities, at cost	$-	$15,554,051	$143,989

(a) Includes securities on loan with an aggregate value of:	$-	$4,923,474	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P Midcap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$326,815,603	$59,927,342	$101,538,716	$108,726,046
11,255,635	2,505,383	4,703,064	6,688,373

20,106	42,424	15,092	57,491
1,338	1,022	1,565	28,158
-	-	-	1,306
-	-	-	-

338,092,682	62,476,171	106,258,437	115,501,374

-	-	-	3,221

11,216,632	2,457,565	4,645,940	6,688,321
102,762	18,419	31,672	34,513

11,319,394	2,475,984	4,677,612	6,726,055

$326,773,288	$60,000,187	$101,580,825	$108,775,319

$473,687,139	$125,092,517	$219,590,109	$256,852,720
(146,913,851)	(65,092,330)	(118,009,284)	(148,077,401)

$326,773,288	$60,000,187	$101,580,825	$108,775,319

1,900,021	1,050,499	950,004	2,100,040
$171.98	$57.12	$106.93	$51.80

$171.70	$57.01	$106.74	$51.71

$286,812,573	$69,954,109	$111,478,298	$131,271,728

$11,255,624	$2,505,383	$4,703,064	$6,688,321

$10,618,713	$2,360,554	$4,376,378	$6,310,705

23

Statements of Operations

For the six months ended October 31, 2020

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$9,607,416	$7,829,926	$11,973,980
Affiliated dividend income	139	182,324	200
Securities lending income	-	76,394	-
Foreign withholding tax	-	-	-

Total investment income	9,607,555	8,088,644	11,974,180

Expenses:
Unitary management fees	4,260,351	1,035,444	1,475,576

Less: Waivers	(590)	(400)	(607)

Net expenses	4,259,761	1,035,044	1,474,969

Net investment income	5,347,794	7,053,600	10,499,211

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,381,282)	(18,010,987)	(8,313,052)
Affiliated investment securities	-	288	-
Unaffiliated in-kind redemptions	74,078,159	(294,523)	12,387,282
Affiliated in-kind redemptions	-	(23,267)	-

Net realized gain (loss)	66,696,877	(18,328,489)	4,074,230

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	339,044,435	53,244,248	160,665,831
Affiliated investment securities	-	2,592,263	-

Change in net unrealized appreciation	339,044,435	55,836,511	160,665,831

Net realized and unrealized gain	405,741,312	37,508,022	164,740,061

Net increase in net assets resulting from operations	$411,089,106	$44,561,622	$175,239,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P Midcap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$851,957	$558,684	$492,585	$438,603
33	13	10	6
27,074	18,694	13,714	158,802
-	-	(66)	(2,960)

879,064	577,391	506,243	594,451

556,383	106,242	190,790	176,642

(147)	(39)	(39)	(25)

556,236	106,203	190,751	176,617

322,828	471,188	315,492	417,834

(3,180,125)	(4,043,387)	(1,444,351)	(17,321,858)
618	197	310	375
14,636,148	271,327	2,016,353	1,354,647
-	-	-	-

11,456,641	(3,771,863)	572,312	(15,966,836)

70,578,605	15,816,350	19,918,239	31,602,449
11	-	-	52

70,578,616	15,816,350	19,918,239	31,602,501

82,035,257	12,044,487	20,490,551	15,635,665

$82,358,085	$12,515,675	$20,806,043	$16,053,499

25

Statements of Changes in Net Assets

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)		Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$5,347,794	$22,062,389	$7,053,600	$23,051,748
Net realized gain (loss)	66,696,877	508,406,868	(18,328,489)	(11,211,725)
Change in net unrealized appreciation (depreciation)	339,044,435	(556,024,813)	55,836,511	(298,107,461)

Net increase (decrease) in net assets resulting from operations	411,089,106	(25,555,556)	44,561,622	(286,267,438)

Distributions to Shareholders from:
Distributable earnings	(5,391,484)	(24,373,256)	(7,531,339)	(23,326,934)

Shareholder Transactions:
Proceeds from shares sold	207,003,471	1,720,987,847	176,203,614	647,248,322
Value of shares repurchased	(415,074,120)	(2,318,116,881)	(83,509,338)	(769,991,908)

Net increase (decrease) in net assets resulting from share transactions	(208,070,649)	(597,129,034)	92,694,276	(122,743,586)

Net increase (decrease) in net assets	197,626,973	(647,057,846)	129,724,559	(432,337,958)

Net assets:
Beginning of period	2,195,100,842	2,842,158,688	496,545,510	928,883,468

End of period	$2,392,727,815	$2,195,100,842	$626,270,069	$496,545,510

Changes in Shares Outstanding:
Shares sold	1,500,000	13,700,000	3,450,000	9,850,000
Shares repurchased	(3,100,000)	(18,750,000)	(1,750,000)	(13,000,000)
Shares outstanding, beginning of period	18,800,299	23,850,299	10,852,836	14,002,836

Shares outstanding, end of period	17,200,299	18,800,299	12,552,836	10,852,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020

$10,499,211	$14,873,783	$322,828	$2,571,226
4,074,230	21,764,565	11,456,641	46,857,135
160,665,831	26,058,143	70,578,616	(102,375,117)

175,239,272	62,696,491	82,358,085	(52,946,756)

(9,779,452)	(14,734,785)	(410,683)	(2,521,613)

299,763,511	343,486,855	29,721,081	231,363,005
(23,501,375)	(107,604,864)	(55,502,294)	(398,850,342)

276,262,136	235,881,991	(25,781,213)	(167,487,337)

441,721,956	283,843,697	56,166,189	(222,955,706)

1,122,747,626	838,903,929	270,607,099	493,562,805

$1,564,469,582	$1,122,747,626	$326,773,288	$270,607,099

1,250,000	1,600,000	200,000	1,550,000
(100,000)	(500,000)	(350,000)	(2,750,000)
5,050,785	3,950,785	2,050,021	3,250,021

6,200,785	5,050,785	1,900,021	2,050,021

27

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2020 and the year ended April 30, 2020

(Unaudited)

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
Operations:
Net investment income	$471,188	$2,941,348	$315,492	$1,271,593
Net realized gain (loss)	(3,771,863)	1,114,033	572,312	4,198,367
Change in net unrealized appreciation (depreciation)	15,816,350	(44,458,614)	19,918,239	(51,340,751)

Net increase (decrease) in net assets resulting from operations	12,515,675	(40,403,233)	20,806,043	(45,870,791)

Distributions to Shareholders from:
Distributable earnings	(605,121)	(2,784,591)	(292,557)	(1,453,040)

Shareholder Transactions:
Proceeds from shares sold	2,674,362	113,981,282	5,369,928	99,308,906
Value of shares repurchased	(10,757,054)	(157,357,938)	(20,910,209)	(192,330,963)

Net increase (decrease) in net assets resulting from share transactions	(8,082,692)	(43,376,656)	(15,540,281)	(93,022,057)

Net increase (decrease) in net assets	3,827,862	(86,564,480)	4,973,205	(140,345,888)

Net assets:
Beginning of period	56,172,325	142,736,805	96,607,620	236,953,508

End of period	$60,000,187	$56,172,325	$101,580,825	$96,607,620

Changes in Shares Outstanding:
Shares sold	50,000	1,700,000	50,000	850,000
Shares repurchased	(200,000)	(2,550,000)	(200,000)	(1,800,000)
Shares outstanding, beginning of period	1,200,499	2,050,499	1,100,004	2,050,004

Shares outstanding, end of period	1,050,499	1,200,499	950,004	1,100,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Six Months Ended October 31, 2020	Year Ended April 30, 2020

$417,834	$1,922,025
(15,966,836)	(10,952,854)

31,602,501	(62,987,364)

16,053,499	(72,018,193)

(328,992)	(1,935,102)

21,089,670	99,161,747
(9,881,094)	(135,644,800)

11,208,576	(36,483,053)

26,933,083	(110,436,348)

81,842,236	192,278,584

$108,775,319	$81,842,236

400,000	1,450,000
(200,000)	(2,400,000)
1,900,040	2,850,040

2,100,040	1,900,040

29

Financial Highlights

Invesco S&P 500® Pure Growth ETF (RPG)

	Six Months Ended October 31, 2020		Years Ended April 30,		Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$116.76		$119.17	$109.10	$103.50		$82.11	$82.93	$78.96

Net investment income(a)	0.30		1.00	0.60	0.25		0.47	0.59	0.52
Net realized and unrealized gain (loss) on investments	22.35		(2.28)	10.04	5.55		21.52	(0.95)	3.93

Total from investment operations	22.65		(1.28)	10.64	5.80		21.99	(0.36)	4.45

Distributions to shareholders from:
Net investment income	(0.30)		(1.13)	(0.57)	(0.20)		(0.60)	(0.46)	(0.48)

Net asset value at end of period	$139.11		$116.76	$119.17	$109.10		$103.50	$82.11	$82.93

Market price at end of period(b)	$138.83		$116.76	$119.19	$109.20

Net Asset Value Total Return(c)	19.41%		(1.02)%	9.79%	5.61%		26.87%	(0.42)%	5.65%
Market Price Total Return(c)	19.17%		(1.03)%	9.71%	5.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,392,728		$2,195,101	$2,842,159	$2,345,747		$2,214,956	$1,769,585	$2,338,586
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	0.44	%(d)	0.84%	0.53%	0.47	%(d)	0.52%	0.74%	0.64%
Portfolio turnover rate(e)	8%		73%	64%	52%		58%	67%	62%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended October 31, 2020		Years Ended April 30,		Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$45.75		$66.34	$66.33	$62.43		$52.33	$51.45	$54.14

Net investment income(a)	0.59		1.65	1.49	0.63		1.11	1.17	1.12
Net realized and unrealized gain (loss) on investments	4.17		(20.59)	(0.01)	3.84		10.05	0.81	(2.70)

Total from investment operations	4.76		(18.94)	1.48	4.47		11.16	1.98	(1.58)

Distributions to shareholders from:
Net investment income	(0.62)		(1.65)	(1.47)	(0.57)		(1.06)	(1.10)	(1.11)

Net asset value at end of period	$49.89		$45.75	$66.34	$66.33		$62.43	$52.33	$51.45

Market price at end of period(b)	$49.81		$45.86	$66.36	$66.38

Net Asset Value Total Return(c)	10.43%		(28.82)%	2.37%	7.17%		21.44%	3.94%	(2.94)%
Market Price Total Return(c)	9.99%		(28.67)%	2.33%	7.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$626,270		$496,546	$928,883	$882,392		$830,507	$719,663	$813,029
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	2.38	%(d)	2.64%	2.29%	1.94	%(d)	1.89%	2.32%	2.09%
Portfolio turnover rate(e)	3%		46%	37%	35%		46%	44%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights–(continued)

Invesco S&P 500® Top 50 ETF (XLG)

	Six Months Ended October 31, 2020		Years Ended April 30,		Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$222.29		$212.34	$187.22	$183.08		$150.05	$145.93	$140.87

Net investment income(a)	1.79		3.70	3.72	1.71		3.35	3.12	3.00
Net realized and unrealized gain on investments	29.87		9.96	25.18	4.18		32.95	4.09	5.09

Total from investment operations	31.66		13.66	28.90	5.89		36.30	7.21	8.09

Distributions to shareholders from:
Net investment income	(1.65)		(3.71)	(3.78)	(1.75)		(3.27)	(3.09)	(3.03)

Net asset value at end of period	$252.30		$222.29	$212.34	$187.22		$183.08	$150.05	$145.93

Market price at end of period(b)	$252.57		$222.49	$212.32	$187.43

Net Asset Value Total Return(c)	14.29%		6.61%	15.64%	3.20%		24.40%	4.99%	5.87%
Market Price Total Return(c)	14.31%		6.73%	15.50%	3.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,564,470		$1,122,748	$838,904	$683,491		$686,711	$577,802	$496,264
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20%	0.20	%(d)	0.20%	0.20%	0.20%
Net investment income	1.42	%(d)	1.71%	1.89%	1.81	%(d)	2.00%	2.13%	2.11%
Portfolio turnover rate(e)	5%		8%	8%	1%		4%	7%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco S&P Midcap 400® Pure Growth ETF (RFG)

	Six Months Ended October 31, 2020		Years Ended April 30,		Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$132.00		$151.86	$154.65	$150.04		$119.22	$128.31	$123.30

Net investment income(a)	0.16		0.95	1.07	0.22		0.90	0.59	0.70
Net realized and unrealized gain (loss) on investments	40.03		(19.90)	(2.69)	4.77		30.73	(9.10)	5.10

Total from investment operations	40.19		(18.95)	(1.62)	4.99		31.63	(8.51)	5.80

Distributions to shareholders from:
Net investment income	(0.21)		(0.91)	(1.17)	(0.38)		(0.81)	(0.58)	(0.71)
Return of capital	-		-	-	-		-	-	(0.08)

Total distributions	(0.21)		(0.91)	(1.17)	(0.38)		(0.81)	(0.58)	(0.79)

Net asset value at end of period	$171.98		$132.00	$151.86	$154.65		$150.04	$119.22	$128.31

Market price at end of period(b)	$171.70		$132.20	$151.97	$154.80

Net Asset Value Total Return(c)	30.46%		(12.46)%	(1.05)%	3.32%		26.59%	(6.65)%	4.71%
Market Price Total Return(c)	30.05%		(12.39)%	(1.07)%	3.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$326,773		$270,607	$493,563	$595,412		$585,170	$518,620	$769,872
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	0.20	%(d)	0.66%	0.69%	0.29	%(d)	0.66%	0.48%	0.54%
Portfolio turnover rate(e)	18%		94%	86%	70%		81%	78%	102%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco S&P Midcap 400® Pure Value ETF (RFV)

	Six Months Ended October 31, 2020		Years Ended April 30,		Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$46.79		$69.61	$65.71	$65.44		$53.46	$50.79	$52.71

Net investment income(a)	0.42		1.41	0.81	0.49		0.75	0.69	0.86
Net realized and unrealized gain (loss) on investments	10.45		(22.86)	3.90	0.21		12.01	2.65	(1.96)

Total from investment operations	10.87		(21.45)	4.71	0.70		12.76	3.34	(1.10)

Distributions to shareholders from:
Net investment income	(0.54)		(1.37)	(0.81)	(0.43)		(0.78)	(0.67)	(0.82)

Net asset value at end of period	$57.12		$46.79	$69.61	$65.71		$65.44	$53.46	$50.79

Market price at end of period(b)	$57.01		$46.86	$69.69	$65.78

Net Asset Value Total Return(c)	23.34%		(30.96)%	7.25%	1.05%		23.93%	6.65%	(2.12)%
Market Price Total Return(c)	22.92%		(30.94)%	7.25%	1.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,000		$56,172	$142,737	$101,890		$108,015	$165,753	$104,142
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	1.55	%(d)	2.25%	1.20%	1.47	%(d)	1.21%	1.36%	1.62%
Portfolio turnover rate(e)	20%		61%	57%	44%		76%	47%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended October 31, 2020		Years Ended April 30,		Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$87.82		$115.59	$114.43	$111.12		$82.65	$85.26	$80.56

Net investment income(a)	0.30		0.74	0.32	0.36		0.46	0.79	0.47
Net realized and unrealized gain (loss) on investments	19.09		(27.63)	1.32	3.33		28.43	(2.69)	4.70

Total from investment operations	19.39		(26.89)	1.64	3.69		28.89	(1.90)	5.17

Distributions to shareholders from:
Net investment income	(0.28)		(0.88)	(0.48)	(0.38)		(0.42)	(0.71)	(0.47)

Net asset value at end of period	$106.93		$87.82	$115.59	$114.43		$111.12	$82.65	$85.26

Market price at end of period(b)	$106.74		$87.97	$115.58	$114.61

Net Asset Value Total Return(c)	22.10%		(23.30)%	1.43%	3.32%		35.01%	(2.20)%	6.42%
Market Price Total Return(c)	21.68%		(23.16)%	1.26%	3.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$101,581		$96,608	$236,954	$263,179		$238,904	$152,910	$225,933
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	0.58	%(d)	0.69%	0.26%	0.64	%(d)	0.45%	0.97%	0.55%
Portfolio turnover rate(e)	11%		85%	71%	56%		70%	92%	62%
(a) Based on average shares outstanding.

(b) The mean between the last bid and ask prices.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

	Six Months Ended October 31, 2020		Years Ended April 30,		Six Months Ended April 30,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$43.07		$67.47	$71.57	$70.68		$60.52	$57.76	$62.54

Net investment income(a)	0.21		0.68	0.99	0.46		0.62	0.47	0.71
Net realized and unrealized gain (loss) on investments	8.68		(24.39)	(4.02)	0.86		10.18	2.69	(4.79)

Total from investment operations	8.89		(23.71)	(3.03)	1.32		10.80	3.16	(4.08)

Distributions to shareholders from:
Net investment income	(0.16)		(0.69)	(1.07)	(0.43)		(0.64)	(0.40)	(0.70)

Net asset value at end of period	$51.80		$43.07	$67.47	$71.57		$70.68	$60.52	$57.76

Market price at end of period(b)	$51.71		$43.14	$67.53	$71.64

Net Asset Value Total Return(c)	20.66%		(35.31)%	(4.27)%	1.87%		17.88%	5.50%	(6.60)%
Market Price Total Return(c)	20.26%		(35.27)%	(4.28)%	1.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$108,775		$81,842	$192,279	$164,625		$236,795	$193,665	$150,190
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	0.83	%(d)	1.14%	1.38%	1.28	%(d)	0.91%	0.83%	1.15%
Portfolio turnover rate(e)	10%		70%	52%	48%		68%	51%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2020

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500® Pure Growth ETF (RPG)	“S&P 500® Pure Growth ETF”
Invesco S&P 500® Pure Value ETF (RPV)	“S&P 500® Pure Value ETF”
Invesco S&P 500® Top 50 ETF (XLG)	“S&P 500® Top 50 ETF”
Invesco S&P Midcap 400® Pure Growth ETF (RFG)	“S&P Midcap 400® Pure Growth ETF”
Invesco S&P Midcap 400® Pure Value ETF (RFV)	“S&P Midcap 400® Pure Value ETF”
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	“S&P SmallCap 600® Pure Growth ETF”
Invesco S&P SmallCap 600® Pure Value ETF (RZV)	“S&P SmallCap 600® Pure Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):

Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P Midcap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P Midcap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished

38

trading market for Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. For certain Funds, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

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C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

40

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P Midcap 400® Pure Growth ETF	0.35%
S&P Midcap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%

41

Further, through at least August 31, 2022, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended October 31, 2020, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Pure Growth ETF	$590
S&P 500® Pure Value ETF	400
S&P 500® Top 50 ETF	607
S&P Midcap 400® Pure Growth ETF	147
S&P Midcap 400® Pure Value ETF	39
S&P SmallCap 600® Pure Growth ETF	39
S&P SmallCap 600® Pure Value ETF	25

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six-month period ended October 31, 2020, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

S&P 500® Pure Growth ETF	$5,447
S&P 500® Pure Value ETF	2,317
S&P 500® Top 50 ETF	6,082
S&P Midcap 400® Pure Growth ETF	3,190
S&P Midcap 400® Pure Value ETF	2,386
S&P SmallCap 600® Pure Growth ETF	1,543
S&P SmallCap 600® Pure Value ETF	5,411

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended October 31, 2020, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P 500® Pure Growth ETF	$16,792,804	$-	$-
S&P 500® Pure Value ETF	-	173,968	(312,033)
S&P 500® Top 50 ETF	2,212,443	-	-
S&P Midcap 400® Pure Growth ETF	-	2,566,636	711,470
S&P Midcap 400® Pure Value ETF	-	929,509	(1,293,660)
S&P SmallCap 600® Pure Value ETF	1,709,070	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

42

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2020, for each Fund (except for S&P 500® Pure Growth ETF and S&P 500® Top 50 ETF). As of October 31, 2020, all of the securities in S&P 500® Pure Growth ETF and S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$625,434,748	$-	$-	$625,434,748
Money Market Funds	205,332	4,960,300	-	5,165,632

Total Investments	$625,640,080	$4,960,300	$-	$630,600,380

S&P Midcap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$326,815,603	$-	$-	$326,815,603
Money Market Funds	38,992	11,216,643	-	11,255,635

Total Investments	$326,854,595	$11,216,643	$-	$338,071,238

S&P Midcap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,927,342	$-	$-	$59,927,342
Money Market Funds	47,818	2,457,565	-	2,505,383

Total Investments	$59,975,160	$2,457,565	$-	$62,432,725

S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$101,538,716	$-	$-	$101,538,716
Money Market Funds	57,124	4,645,940	-	4,703,064

Total Investments	$101,595,840	$4,645,940	$-	$106,241,780

S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,726,046	$-	$-	$108,726,046
Money Market Funds	-	6,688,373	-	6,688,373

Total Investments	$108,726,046	$6,688,373	$-	$115,414,419

43

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$199,071,807	$152,263,952	$351,335,759
S&P 500® Pure Value ETF	95,690,627	174,400,048	270,090,675
S&P 500® Top 50 ETF	8,492,530	36,747,997	45,240,527
S&P Midcap 400® Pure Growth ETF	121,004,097	76,114,551	197,118,648
S&P Midcap 400® Pure Value ETF	26,796,753	24,316,485	51,113,238
S&P SmallCap 600® Pure Growth ETF	75,640,973	32,857,697	108,498,670
S&P SmallCap 600® Pure Value ETF	45,738,752	62,987,199	108,725,951

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six-month period ended October 31, 2020, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Pure Growth ETF	$199,901,672	$199,571,054
S&P 500® Pure Value ETF	15,293,588	15,086,284
S&P 500® Top 50 ETF	66,989,716	66,558,527
S&P Midcap 400® Pure Growth ETF	54,665,262	60,056,951
S&P Midcap 400® Pure Value ETF	11,581,573	11,761,948
S&P SmallCap 600® Pure Growth ETF	12,167,161	12,965,083
S&P SmallCap 600® Pure Value ETF	10,164,061	9,954,718

For the six-month period ended October 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P 500® Pure Growth ETF	$206,934,916	$414,869,272
S&P 500® Pure Value ETF	175,060,504	83,189,962
S&P 500® Top 50 ETF	299,457,491	23,475,328
S&P Midcap 400® Pure Growth ETF	29,726,559	50,234,753
S&P Midcap 400® Pure Value ETF	2,672,988	10,742,398
S&P SmallCap 600® Pure Growth ETF	5,370,294	20,143,580
S&P SmallCap 600® Pure Value ETF	20,902,172	9,825,414

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

44

At October 31, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Pure Growth ETF	$417,674,037	$(119,967,994)	$297,706,043	$2,095,414,099
S&P 500® Pure Value ETF	18,566,261	(205,458,209)	(186,891,948)	817,492,328
S&P 500® Top 50 ETF	433,589,313	(44,367,850)	389,221,463	1,173,750,021
S&P Midcap 400® Pure Growth ETF	64,338,312	(25,551,914)	38,786,398	299,284,840
S&P Midcap 400® Pure Value ETF	3,749,921	(14,037,796)	(10,287,875)	72,720,600
S&P SmallCap 600® Pure Growth ETF	13,138,900	(23,244,761)	(10,105,861)	116,347,641
S&P SmallCap 600® Pure Value ETF	14,664,233	(38,137,689)	(23,473,456)	138,887,875

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

45

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Pure Growth ETF (RPG) Actual	$1,000.00	$1,194.10	0.35%	$1.94
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P 500® Pure Value ETF (RPV) Actual	1,000.00	1,104.30	0.35	1.86
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P 500® Top 50 ETF (XLG) Actual	1,000.00	1,142.90	0.20	1.08
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Invesco S&P Midcap 400® Pure Growth ETF (RFG) Actual	1,000.00	1,304.60	0.35	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P Midcap 400® Pure Value ETF (RFV) Actual	1,000.00	1,233.40	0.35	1.97
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P SmallCap 600® Pure Growth ETF (RZG) Actual	1,000.00	1,221.00	0.35	1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

46

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Actual	$1,000.00	$1,206.60	0.35%	$1.95
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

47

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2020 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-3	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By: /s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: January 8, 2021

By: /s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: January 8, 2021